    As Filed with the Securities and Exchange Commission on April 14, 2014
                                                           File Nos. 333-102295
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 12

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 138

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                                Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                               Jan Fischer-Wade
                                Senior Attorney
                        Allstate Life Insurance Company
                             2940 S. 84/th/ Street
                               Lincoln, NE 68506

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2014

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 36* investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 34 variable sub-accounts ("VARIABLE
SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

 MORGAN STANLEY VARIABLE INVESTMENT     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES (CLASS X SHARES)                SERIES FUND, INC. (CLASS B SHARES)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS I SHARES)                  PRODUCTS TRUST (CLASS 2 SHARES)

 INVESCO VARIABLE INSURANCE             PUTNAM VARIABLE TRUST (CLASS IB
   FUNDS (SERIES I SHARES)                SHARES)


* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-14 for more information.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2014, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           17
                   -----------------------------------------
                      Access To Your Money               19
                   -----------------------------------------
                      Income Payments                    20
                   -----------------------------------------

                                                                   PAGE
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
           Longevity Reward Rider                                   28
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        29
        ---------------------------------------------------------------
             Allstate Life                                          29
        ---------------------------------------------------------------
             The Variable Account                                   29
        ---------------------------------------------------------------
             The Portfolios                                         30
        ---------------------------------------------------------------
             The Contract                                           30
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   31
        ---------------------------------------------------------------
             Legal Matters                                          32
        ---------------------------------------------------------------
           Taxes                                                    32
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       41
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES                       42
        ---------------------------------------------------------------
        APPENDIX B - CALCULATION OF ENHANCED EARNINGS DEATH
         BENEFIT                                                    63
        ---------------------------------------------------------------

                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term.

                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                             11
               -------------------------------------------------
               Accumulation Unit Value                       11
               -------------------------------------------------
               Allstate Life ("We")                          29
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              25
               -------------------------------------------------
               Dollar Cost Averaging Program                 17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Death Benefit Option                 24
               -------------------------------------------------
               Enhanced Earnings Death Benefit Option        25
               -------------------------------------------------
               Fixed Account Options                         14
               -------------------------------------------------

                                                             PAGE
              ---------------------------------------------------
              Free Withdrawal Amount                          18
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Guarantee Periods                               14
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   25
              ---------------------------------------------------
              Income Plan                                     20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Longevity Reward Rider                          28
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Benefit Combination Option          25
              ---------------------------------------------------
              Performance Death Benefit Option                25
              ---------------------------------------------------
              Performance Income Benefit Option               22
              ---------------------------------------------------
              Portfolios                                      30
              ---------------------------------------------------
              Tax Qualified Contracts                         35
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                29
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
--------------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         .   Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination Option 2 1.85%

                         .   If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         .   Annual contract maintenance charge of $30 (waived in certain cases)

                         .   Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn
                             (with certain exceptions)

                         .   Transfer fee of $25 after 12th transfer in any Contract Year

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 36 investment alternatives including:

                         .   2 Fixed Account Options (which credit interest at rates we guarantee)

                         .   34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Management Inc.

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Franklin Advisory Services, LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.


                               4     PROSPECTUS

--------------------------------------------------------------------------------------------------
SPECIAL SERVICES  For your convenience, we offer these special services:

                  .   AUTOMATIC ADDITIONS PROGRAM

                  .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                  .   DOLLAR COST AVERAGING PROGRAM

                  .   SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------
INCOME PAYMENTS   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  .   life income with payments guaranteed for 10 years

                  .   joint and survivor life income payments

                  .   guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------
DEATH BENEFITS    If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
--------------------------------------------------------------------------------------------------
TRANSFERS         Before the Payout Start Date, you may transfer your Contract value ("Contract
                  Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                  There is a $25 fee per transfer after the 12th transfer in each CONTRACT YEAR, which we measure from the date we issue your Contract or a Contract anniversary
                  ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------
WITHDRAWALS       You may withdraw some or all of your Contract Value at anytime during the
                  Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                  Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.


First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 36 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                               0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------
Applicable Charge                                                6%  5%  4%  3%  2%  1%   0%
--------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                     $30.00***
--------------------------------------------------------------------------------------------
Transfer Fee                                                          $25.00****
--------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.45%               0.10%               1.55%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.58%               0.10%               1.68%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.69%               0.10%               1.79%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.95%               0.10%               2.05%
---------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.41%    1.71%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2013.


EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $887  $1,485  $2,102   $3,982
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $761  $1,111  $1,488   $2,807
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $377  $1,145  $1,932   $3,982
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $251  $  771  $1,318   $2,807
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

                               9     PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase

                               10     PROSPECTUS
payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------
You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer

                               11     PROSPECTUS
request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.

This limitation was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Invesco V.I. High Yield - Series I Sub-Account, Invesco V.I. Global Value Equity - Series I Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, Invesco V. I. Mid Cap Value, Series I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.

For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                  INVESTMENT ADVISER:
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      As a primary objective, growth of capital through
 Portfolio - Class X+                     investments in common stocks of companies
                                          believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.                                    MORGAN STANLEY INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class X                      investments
------------------------------------------------------------------------------------------------
UIF Global Infrastructure Portfolio -    Both capital appreciation and current income
 Class I/(3)/
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           As a primary objective, high level of current income
 Portfolio - Class X                      by investing primarily in U.S. government
                                          securities and other fixed-income securities. As a
                                          secondary objective, capital appreciation but only
                                          when consistent with its primary objective.
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital and
 Portfolio - Class X                      liquidity
------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I            Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily  MORGAN STANLEY INVESTMENT
 Class I                                  in growth-oriented equity securities of issuers in    MANAGEMENT INC.
                                          emerging market countries.
------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation     Total return.
 Portfolio, Class I+
------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


]PORTFOLIO:                              EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend -      Reasonable current income and long term growth of
 Series I                                 income and capital.
-------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity -        Long-term capital appreciation by investing primarily
 Series I/(1)/                            in equity securities of issuers throughout the world,
                                          including U.S. issuers.
-------------------------------------------------------------------------------------------------
Invesco V.I. High Yield - Series I+      Total return, comprised of current income and
                                          capital appreciation.
-------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income - Series  Capital appreciation and current income.                INVESCO ADVISERS, INC.
 I
-------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index - Series I    Investment results that, before expenses, correspond
                                          to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund -       Above-average total return over a market cycle of
 Series I                                 three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth - Series II  Capital growth
-------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Portfolio -        Capital growth and income through investments in
 Series I                                 equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise -        Capital appreciation.
 Series I
-------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Long-term growth of capital
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund -    High level of current income with capital
 Class 2 (formerly, FTVIP Franklin High   appreciation as a secondary goal                       FRANKLIN ADVISERS, INC.
 Income Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class   Maximize income while maintaining prospects for
 2 (formerly, FTVIP Franklin Income       capital appreciation.
 Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value VIP Fund  Long-term total return.                                 FRANKLIN ADVISORY SERVICES,
 - Class 2 (formerly, FTVIP Franklin                                                             LLC
 Small Cap Value Securities Fund -
 Class 2)
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund -  Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS,
 Class 2 (formerly, FTVIP Mutual Shares                                                          LLC
 Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund -       Long-term capital growth.                               TEMPLETON INVESTMENT
 Class 2 (formerly, FTVIP Templeton                                                              COUNSEL, LLC
 Foreign Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(2)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------



(1)Effective as of October 18, 2013, the Invesco V.I. Global Core Equity - Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


                               13     PROSPECTUS

(2)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio - Class I acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class X.


+ Effective on or about April 30, 2013, the Morgan Stanley VIS Multi Cap Growth
  Portfolio - Class X acquired the Morgan Stanley VIS Aggressive Portfolio - Class X.

  Effective on or about April 30, 2013, the Morgan Stanley Global Tactical Asset Allocation Portfolio - Class I acquired the Morgan Stanley VIS Strategist Portfolio - Class X.

  Effective on or about April 30, 2013, the Invesco V.I. High Yield Portfolio - Series I acquired the Invesco V.I. High Yield Securities Portfolio - Series I.
AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We

                               14     PROSPECTUS
will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment,

                               15     PROSPECTUS
we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

                               16     PROSPECTUS

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your

                               17     PROSPECTUS
entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

                               18     PROSPECTUS

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 7-8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what

                               19     PROSPECTUS
information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;

..   no later than the first day of the calendar month after the Annuitant's
    99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for

                               20     PROSPECTUS
as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

                               21     PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

                               22     PROSPECTUS

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


                               23     PROSPECTUS


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 25. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

   (i) = the withdrawal amount

   (ii) = the Contract Value just before the withdrawal

   (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

                               24     PROSPECTUS

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 22) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

                               25     PROSPECTUS

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be

                               26     PROSPECTUS
used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

                               27     PROSPECTUS

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------


We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

                               28     PROSPECTUS

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             EXISTING PURCHASE    NEW PURCHASE
                 PAYMENTS           PAYMENTS
                                                     WITHDRAWAL
                                    NUMBER OF       CHARGE (AS A
                                 COMPLETE YEARS   PERCENTAGE OF NEW
                NUMBER OF       SINCE WE RECEIVED    OR EXISTING
              COMPLETE YEARS    THE NEW PURCHASE      PURCHASE
               SINCE RIDER        PAYMENT BEING       PAYMENTS
                   DATE             WITHDRAWN        WITHDRAWN)
                    0                   0                 3%
                    1                   1                 2%
                    2                   2                 1%
                    3+                  3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the

                               29     PROSPECTUS

Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to

                               30     PROSPECTUS

Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

IN ADDITION, MORGAN STANLEY & CO. MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals,

                               31     PROSPECTUS
waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate
Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump

                               32     PROSPECTUS
sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract
Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the

                               33     PROSPECTUS

   Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the

                               34     PROSPECTUS
income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

                               35     PROSPECTUS

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax

                               36     PROSPECTUS

Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable

                               37     PROSPECTUS
amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS.   Prior law provided a charitable giving
incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

                               38     PROSPECTUS

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned

                               39     PROSPECTUS
contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               40     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   -----------------------------------------
                   ADDITIONS, DELETIONS OR SUBSTITUTIONS
                    OF INVESTMENTS
                   -----------------------------------------
                   THE CONTRACT
                   -----------------------------------------
                      PURCHASES
                   -----------------------------------------
                      TAX-FREE EXCHANGES (1035
                      EXCHANGES, ROLLOVERS AND TRANSFERS)
                   -----------------------------------------
                      CALCULATION OF ACCUMULATION UNIT
                      VALUES
                   -----------------------------------------
                      CALCULATION OF VARIABLE INCOME
                      PAYMENTS
                   -----------------------------------------
                   GENERAL MATTERS
                   -----------------------------------------
                      INCONTESTABILITY
                   -----------------------------------------
                    ----------------------------------------
                       SETTLEMENTS
                    ----------------------------------------
                       SAFEKEEPING OF THE VARIABLE
                       ACCOUNT'S ASSETS
                    ----------------------------------------
                       PREMIUM TAXES
                    ----------------------------------------
                       TAX RESERVES
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A - ACCUMULATION UNIT VALUES
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               41     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2013
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------


 FTVIP Franklin High Income Securities  FTVIP Franklin High Income VIP
 Fund - Class 2                         Fund - Class 2
 FTVIP Franklin Income Securities       FTVIP Franklin Income VIP
 Fund - Class 2                         Fund - Class 2
 FTVIP Franklin Small Cap Value         FTVIP Franklin Small Cap Value VIP
 Securities Fund - Class 2              Fund - Class 2
 FTVIP Mutual Shares Securities         FTVIP Franklin Mutual Shares VIP
 Fund - Class 2                         Fund - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP
 Fund - Class 2                         Fund - Class 2
 -----------------------------------------------------------------------------


                               42     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2004       $10.636      $11.671     1,740,326
                                                                2005       $11.671      $12.045     1,279,033
                                                                2006       $12.045      $13.902     1,186,867
                                                                2007       $13.902      $14.381       943,851
                                                                2008       $14.381       $8.414       734,524
                                                                2009        $8.414       $9.991       574,677
                                                                2010        $9.991      $11.118       522,469
                                                                2011       $11.118      $11.635       478,606
                                                                2012       $11.635      $13.458       394,361
                                                                2013       $13.458      $17.871       354,304
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2004        $5.770       $6.520       732,150
                                                                2005        $6.520       $7.181       549,286
                                                                2006        $7.181       $6.997       412,305
                                                                2007        $6.997       $7.777       271,554
                                                                2008        $7.777       $4.404       218,050
                                                                2009        $4.404       $5.773       171,828
                                                                2010        $5.773       $6.538       151,980
                                                                2011        $6.538       $6.513       115,168
                                                                2012        $6.513       $7.298        98,293
                                                                2013        $7.298       $9.629        88,060
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2004        $5.320       $5.686       557,743
                                                                2005        $5.686       $6.443       503,519
                                                                2006        $6.443       $6.316       516,685
                                                                2007        $6.316       $7.079       368,977
                                                                2008        $7.079       $4.203       241,698
                                                                2009        $4.203       $5.685       207,861
                                                                2010        $5.685       $6.160       132,975
                                                                2011        $6.160       $5.879       123,674
                                                                2012        $5.879       $6.735       129,115
                                                                2013        $6.735       $9.103       101,278
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.713        73,220
                                                                2005       $10.713      $10.920        29,053
                                                                2006       $10.920      $11.783        37,421
                                                                2007       $11.783      $11.940        45,179
                                                                2008       $11.940       $9.026        40,584
                                                                2009        $9.026      $12.707        37,505
                                                                2010       $12.707      $14.199        42,193
                                                                2011       $14.199      $14.648        43,988
                                                                2012       $14.648      $16.700        43,337
                                                                2013       $16.700      $17.766        39,477


                               43     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.259      109,912
                                                             2005       $11.259      $11.286      293,020
                                                             2006       $11.286      $13.166      450,069
                                                             2007       $13.166      $13.477      470,818
                                                             2008       $13.477       $9.353      417,122
                                                             2009        $9.353      $12.512      389,547
                                                             2010       $12.512      $13.909      366,646
                                                             2011       $13.909      $14.050      346,900
                                                             2012       $14.050      $15.615      323,571
                                                             2013       $15.615      $17.553      292,094
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.352       57,973
                                                             2006       $11.352      $13.102      140,299
                                                             2007       $13.102      $12.617       84,460
                                                             2008       $12.617       $8.338       80,825
                                                             2009        $8.338      $10.625       74,140
                                                             2010       $10.625      $13.441       75,104
                                                             2011       $13.441      $12.762       75,894
                                                             2012       $12.762      $14.906       59,268
                                                             2013       $14.906      $20.035       47,953
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.970       40,237
                                                             2005       $10.970      $11.965      200,311
                                                             2006       $11.965      $13.975      243,334
                                                             2007       $13.975      $14.266      222,495
                                                             2008       $14.266       $8.852      175,485
                                                             2009        $8.852      $11.008      174,463
                                                             2010       $11.008      $12.076      164,900
                                                             2011       $12.076      $11.790      144,936
                                                             2012       $11.790      $13.288      116,422
                                                             2013       $13.288      $16.815      106,140
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.538       56,465
                                                             2005       $11.538      $12.541      218,833
                                                             2006       $12.541      $15.027      264,220
                                                             2007       $15.027      $17.116      241,130
                                                             2008       $17.116      $10.068      206,986
                                                             2009       $10.068      $13.612      194,711
                                                             2010       $13.612      $14.559      186,983
                                                             2011       $14.559      $12.836      172,330
                                                             2012       $12.836      $14.973      146,156
                                                             2013       $14.973      $18.165      128,732


                               44     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
                                                                          2004       $12.129      $12.808     1,059,152
                                                                          2005       $12.808      $13.639       753,367
                                                                          2006       $13.639      $13.841       528,733
                                                                          2007       $13.841      $15.970       372,166
                                                                          2008       $15.970       $8.037       306,263
                                                                          2009        $8.037      $13.168       247,793
                                                                          2010       $13.168      $15.570       191,706
                                                                          2011       $15.570      $14.413       157,952
                                                                          2012       $14.413      $16.172       166,944
                                                                          2013       $16.172      $22.359       145,245
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                          2004        $9.702      $10.969       819,612
                                                                          2005       $10.969      $12.154       621,597
                                                                          2006       $12.154      $14.474       472,554
                                                                          2007       $14.474      $15.399       352,690
                                                                          2008       $15.399       $8.919       280,399
                                                                          2009        $8.919      $12.250       218,930
                                                                          2010       $12.250      $14.774       175,455
                                                                          2011       $14.774      $14.710       137,482
                                                                          2012       $14.710      $17.024       109,374
                                                                          2013       $17.024      $22.552       109,373
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                          2004        $6.008       $6.320       291,181
                                                                          2005        $6.320       $6.787       217,208
                                                                          2006        $6.787       $7.118       241,036
                                                                          2007        $7.118       $7.866       190,410
                                                                          2008        $7.866       $4.462       166,645
                                                                          2009        $4.462       $5.331       152,769
                                                                          2010        $5.331       $6.074       125,955
                                                                          2011        $6.074       $5.519       107,942
                                                                          2012        $5.519       $6.343             0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES I
                                                                          2004       $10.425      $12.111     2,137,081
                                                                          2005       $12.111      $12.472     1,989,581
                                                                          2006       $12.472      $14.308     1,567,597
                                                                          2007       $14.308      $13.827     1,236,076
                                                                          2008       $13.827       $8.775       953,334
                                                                          2009        $8.775      $11.149       758,616
                                                                          2010       $11.149      $12.757       609,669
                                                                          2011       $12.757      $12.355       516,608
                                                                          2012       $12.355      $14.533       412,929
                                                                          2013       $14.533      $19.497       368,976


                               45     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                         2006       $10.000      $10.817       147,923
                                                                         2007       $10.817      $11.536       118,456
                                                                         2008       $11.536       $7.952       107,630
                                                                         2009        $7.952      $10.065       104,206
                                                                         2010       $10.065      $10.879        89,665
                                                                         2011       $10.879      $10.727        73,893
                                                                         2012       $10.727      $12.052        59,429
                                                                         2013       $12.052      $15.368        46,571
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES I
                                                                         2004       $35.088      $37.546     8,614,729
                                                                         2005       $37.546      $39.122     6,150,647
                                                                         2006       $39.122      $42.880     4,417,726
                                                                         2007       $42.880      $44.089     3,396,405
                                                                         2008       $44.089      $27.685     2,746,257
                                                                         2009       $27.685      $33.952     2,274,233
                                                                         2010       $33.952      $37.009     1,907,895
                                                                         2011       $37.009      $36.588     1,602,513
                                                                         2012       $36.588      $42.856     1,376,998
                                                                         2013       $42.856      $55.403     1,199,578
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                         2011       $10.000      $18.077       163,085
                                                                         2012       $18.077      $20.077       143,860
                                                                         2013       $20.077      $24.797       124,876
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES I
                                                                         2011       $10.000      $18.898       828,377
                                                                         2012       $18.898      $21.208       681,945
                                                                         2013       $21.208      $25.632       606,717
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES I
                                                                         2004       $19.231      $21.807     4,254,555
                                                                         2005       $21.807      $22.879     3,176,388
                                                                         2006       $22.879      $27.526     2,410,773
                                                                         2007       $27.526      $29.062     1,876,654
                                                                         2008       $29.062      $16.934     1,460,052
                                                                         2009       $16.934      $19.454     1,194,325
                                                                         2010       $19.454      $21.509       999,481
                                                                         2011       $21.509      $23.249             0
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                         2013       $10.000      $21.447       184,522


                               46     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES I
                                                                       2004       $12.115      $13.129     1,548,414
                                                                       2005       $13.129      $13.236       962,837
                                                                       2006       $13.236      $14.273       663,543
                                                                       2007       $14.273      $14.668       518,210
                                                                       2008       $14.668      $11.124       427,548
                                                                       2009       $11.124      $15.865       375,973
                                                                       2010       $15.865      $17.252       313,316
                                                                       2011       $17.252      $17.360       258,037
                                                                       2012       $17.360      $20.356       231,218
                                                                       2013       $20.356      $21.093             0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES I
                                                                       2004       $14.084      $15.418       970,700
                                                                       2005       $15.418      $16.270       656,182
                                                                       2006       $16.270      $18.334       519,312
                                                                       2007       $18.334      $18.666       411,373
                                                                       2008       $18.666      $13.575       304,981
                                                                       2009       $13.575      $16.762       231,860
                                                                       2010       $16.762      $18.584       197,106
                                                                       2011       $18.584      $19.814             0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                       2004       $10.000      $10.838            20
                                                                       2005       $10.838      $11.507       107,383
                                                                       2006       $11.507      $12.630        64,974
                                                                       2007       $12.630      $13.649        53,584
                                                                       2008       $13.649       $9.626        54,545
                                                                       2009        $9.626      $12.366        56,982
                                                                       2010       $12.366      $13.922        53,914
                                                                       2011       $13.922      $12.859        51,553
                                                                       2012       $12.859      $14.076        36,677
                                                                       2013       $14.076      $17.889        36,135
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.148        13,131
                                                                       2005       $11.148      $12.221        24,994
                                                                       2006       $12.221      $12.651        26,037
                                                                       2007       $12.651      $14.678        12,416
                                                                       2008       $14.678       $7.698        20,472
                                                                       2009        $7.698      $11.877        26,201
                                                                       2010       $11.877      $14.914        23,827
                                                                       2011       $14.914      $13.337        22,250
                                                                       2012       $13.337      $14.687        21,348
                                                                       2013       $14.687      $19.795        20,405


                               47     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES I
                                                                  2004        $9.856      $10.754     3,407,326
                                                                  2005       $10.754      $11.102     2,439,845
                                                                  2006       $11.102      $12.658     1,618,578
                                                                  2007       $12.658      $13.140     1,225,377
                                                                  2008       $13.140       $8.159     1,014,891
                                                                  2009        $8.159      $10.169       967,647
                                                                  2010       $10.169      $11.525       839,598
                                                                  2011       $11.525      $11.581       715,772
                                                                  2012       $11.581      $13.215       593,807
                                                                  2013       $13.215      $17.198       489,105
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2004       $21.565      $25.671     3,267,278
                                                                  2005       $25.671      $29.031     2,450,035
                                                                  2006       $29.031      $34.462     1,901,657
                                                                  2007       $34.462      $40.912     1,495,766
                                                                  2008       $40.912      $26.933     1,193,798
                                                                  2009       $26.933      $31.690       955,383
                                                                  2010       $31.690      $33.431       801,809
                                                                  2011       $33.431      $38.284       660,885
                                                                  2012       $38.284      $44.828       553,926
                                                                  2013       $44.828      $52.148       493,945
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                                  2004        $9.407      $10.460       899,342
                                                                  2005       $10.460      $12.712       637,524
                                                                  2006       $12.712      $13.525       444,416
                                                                  2007       $13.525      $15.967       309,422
                                                                  2008       $15.967       $8.055       239,927
                                                                  2009        $8.055      $13.468       209,386
                                                                  2010       $13.468      $16.746       169,005
                                                                  2011       $16.746      $15.310       140,791
                                                                  2012       $15.310      $16.894       105,279
                                                                  2013       $16.894      $17.962             0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                  2004       $32.640      $36.304     2,086,485
                                                                  2005       $36.304      $38.931     1,443,696
                                                                  2006       $38.931      $50.016     1,083,879
                                                                  2007       $50.016      $57.036       881,250
                                                                  2008       $57.036      $32.242       696,851
                                                                  2009       $32.242      $40.630       569,212
                                                                  2010       $40.630      $42.982       470,005
                                                                  2011       $42.982      $38.318       390,092
                                                                  2012       $38.318      $44.799       323,607
                                                                  2013       $44.799      $56.354       282,019


                               48     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                            2004        $7.587       $8.424       764,552
                                                            2005        $8.424       $8.877       555,009
                                                            2006        $8.877      $10.383       405,315
                                                            2007       $10.383      $11.993       277,444
                                                            2008       $11.993       $6.645       233,448
                                                            2009        $6.645       $6.357             0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2004       $24.016      $24.933     5,706,741
                                                            2005       $24.933      $25.417     4,193,246
                                                            2006       $25.417      $26.505     3,197,996
                                                            2007       $26.505      $27.713     2,480,749
                                                            2008       $27.713      $24.902     1,984,019
                                                            2009       $24.902      $30.115     1,657,652
                                                            2010       $30.115      $32.467     1,429,951
                                                            2011       $32.467      $33.637     1,128,338
                                                            2012       $33.637      $37.862       954,539
                                                            2013       $37.862      $37.738       814,871
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2004       $11.459      $11.466     1,494,669
                                                            2005       $11.466      $11.524     1,125,988
                                                            2006       $11.524      $11.856       746,919
                                                            2007       $11.856      $12.041       572,372
                                                            2008       $12.041      $10.108       415,568
                                                            2009       $10.108      $10.547       400,011
                                                            2010       $10.547      $10.651       348,726
                                                            2011       $10.651      $10.798       298,954
                                                            2012       $10.798      $11.008       236,775
                                                            2013       $11.008      $10.904       201,898
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                            2004       $14.334      $14.265     6,004,073
                                                            2005       $14.265      $14.467     4,778,094
                                                            2006       $14.467      $14.932     4,181,794
                                                            2007       $14.932      $15.457     3,320,041
                                                            2008       $15.457      $15.623     3,384,187
                                                            2009       $15.623      $15.418     2,212,207
                                                            2010       $15.418      $15.213     1,501,511
                                                            2011       $15.213      $15.011     1,319,235
                                                            2012       $15.011      $14.810     1,092,697
                                                            2013       $14.810      $14.613       845,326


                               49     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS X
                                                            2004       $45.995       $50.436    4,082,674
                                                            2005       $50.436       $58.796    2,973,450
                                                            2006       $58.796       $60.437    2,130,839
                                                            2007       $60.437       $71.273    1,620,807
                                                            2008       $71.273       $36.827    1,314,636
                                                            2009       $36.827       $62.247    1,072,182
                                                            2010       $62.247       $78.459      905,423
                                                            2011       $78.459       $72.189      767,085
                                                            2012       $72.189       $80.030      649,502
                                                            2013       $80.030      $119.035      573,933
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                            2004       $30.638       $33.363    3,980,578
                                                            2005       $33.363       $35.656    2,909,826
                                                            2006       $35.656       $40.461    2,217,972
                                                            2007       $40.461       $43.362    1,718,848
                                                            2008       $43.362       $32.521    1,437,064
                                                            2009       $32.521       $38.417    1,172,614
                                                            2010       $38.417       $40.485    1,008,179
                                                            2011       $40.485       $36.763      818,621
                                                            2012       $36.763       $38.774      666,856
                                                            2013       $38.774       $41.358            0
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                            2004       $10.018       $10.982      281,169
                                                            2005       $10.982       $11.401      185,642
                                                            2006       $11.401       $13.039      157,795
                                                            2007       $13.039       $12.086      118,737
                                                            2008       $12.086        $7.310       71,743
                                                            2009        $7.310        $9.362       64,896
                                                            2010        $9.362       $10.564       52,619
                                                            2011       $10.564        $9.939       42,897
                                                            2012        $9.939       $11.682       30,034
                                                            2013       $11.682       $15.637       35,028
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                            2004        $7.327        $8.400      469,236
                                                            2005        $8.400        $9.298      427,528
                                                            2006        $9.298       $11.717      421,805
                                                            2007       $11.717       $12.526      339,799
                                                            2008       $12.526        $6.926      244,382
                                                            2009        $6.926        $8.517      202,446
                                                            2010        $8.517        $9.245      172,488
                                                            2011        $9.245        $7.577      138,205
                                                            2012        $7.577        $9.113      117,159
                                                            2013        $9.113       $11.515      105,985


                               50     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                             2004       $10.789      $13.435       144,803
                                                             2005       $13.435      $14.188        96,506
                                                             2006       $14.188      $16.419        68,930
                                                             2007       $16.419      $14.137        45,234
                                                             2008       $14.137       $8.457        39,650
                                                             2009        $8.457      $10.975        31,406
                                                             2010       $10.975      $13.642        26,570
                                                             2011       $13.642      $12.823        25,505
                                                             2012       $12.823      $14.863        14,591
                                                             2013       $14.863      $20.471        12,798
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                             2004        $5.555       $5.757       381,566
                                                             2005        $5.757       $6.003       281,603
                                                             2006        $6.003       $6.245       192,384
                                                             2007        $6.245       $6.501       123,721
                                                             2008        $6.501       $4.038        89,897
                                                             2009        $4.038       $6.530        96,902
                                                             2010        $6.530       $7.782        90,694
                                                             2011        $7.782       $6.308        92,848
                                                             2012        $6.308       $7.108        55,765
                                                             2013        $7.108      $10.080        46,400
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2004       $10.069      $12.230       464,745
                                                             2005       $12.230      $16.151       380,097
                                                             2006       $16.151      $21.854       301,731
                                                             2007       $21.854      $30.281       237,077
                                                             2008       $30.281      $12.958       139,006
                                                             2009       $12.958      $21.713       127,969
                                                             2010       $21.713      $25.498       130,180
                                                             2011       $25.498      $20.574       120,392
                                                             2012       $20.574      $24.347        93,858
                                                             2013       $24.347      $23.774        87,674
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                             2004        $8.582       $9.940       449,004
                                                             2005        $9.940      $10.892       408,589
                                                             2006       $10.892      $13.447       343,994
                                                             2007       $13.447      $15.202       277,361
                                                             2008       $15.202       $8.305       241,222
                                                             2009        $8.305      $10.859       170,464
                                                             2010       $10.859      $11.322       153,737
                                                             2011       $11.322      $10.760       132,799
                                                             2012       $10.760      $12.085       115,037
                                                             2013       $12.085      $13.824     2,001,539


                               51     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                             2004        $8.892       $9.455      939,474
                                             2005        $9.455      $10.794      694,442
                                             2006       $10.794      $11.086      526,258
                                             2007       $11.086      $13.333      361,523
                                             2008       $13.333       $6.684      280,879
                                             2009        $6.684      $10.917      231,397
                                             2010       $10.917      $13.233      180,292
                                             2011       $13.233      $12.691      150,192
                                             2012       $12.691      $14.320      120,107
                                             2013       $14.320      $20.920       95,584
-------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                             2004       $10.246      $12.292      324,513
                                             2005       $12.292      $14.258      277,181
                                             2006       $14.258      $15.373      223,398
                                             2007       $15.373      $18.603      180,676
                                             2008       $18.603       $9.770      151,607
                                             2009        $9.770      $15.197      121,157
                                             2010       $15.197      $19.838       99,931
                                             2011       $19.838      $18.179       94,780
                                             2012       $18.179      $19.493       65,173
                                             2013       $19.493      $26.441       48,293
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2004       $16.167      $21.756      465,548
                                             2005       $21.756      $25.125      294,218
                                             2006       $25.125      $34.220      226,573
                                             2007       $34.220      $27.996      159,524
                                             2008       $27.996      $17.153      133,656
                                             2009       $17.153      $21.721      113,009
                                             2010       $21.721      $27.851       94,331
                                             2011       $27.851      $29.105       82,292
                                             2012       $29.105      $33.261       69,746
                                             2013       $33.261      $33.489       58,991



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               52     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2004       $10.022      $10.920      13,421
                                                                2005       $10.920      $11.191      12,715
                                                                2006       $11.191      $12.827       5,038
                                                                2007       $12.827      $13.176       3,662
                                                                2008       $13.176       $7.655       2,527
                                                                2009        $7.655       $9.026       2,559
                                                                2010        $9.026       $9.975       2,243
                                                                2011        $9.975      $10.366       2,053
                                                                2012       $10.366      $11.906       1,925
                                                                2013       $11.906      $15.700         269
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2004        $6.885       $7.726       4,213
                                                                2005        $7.726       $8.450       3,888
                                                                2006        $8.450       $8.176       3,081
                                                                2007        $8.176       $9.024       2,186
                                                                2008        $9.024       $5.075       2,042
                                                                2009        $5.075       $6.606       2,007
                                                                2010        $6.606       $7.429       1,306
                                                                2011        $7.429       $7.349       1,166
                                                                2012        $7.349       $8.178       1,057
                                                                2013        $8.178      $10.714         783
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2004        $6.498       $6.897       4,215
                                                                2005        $6.897       $7.761       7,717
                                                                2006        $7.761       $7.555       6,070
                                                                2007        $7.555       $8.408       4,796
                                                                2008        $8.408       $4.957       1,295
                                                                2009        $4.957       $6.659       1,192
                                                                2010        $6.659       $7.165       1,126
                                                                2011        $7.165       $6.790         988
                                                                2012        $6.790       $7.724         906
                                                                2013        $7.724      $10.368         778
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.662           0
                                                                2005       $10.662      $10.791           0
                                                                2006       $10.791      $11.562           0
                                                                2007       $11.562      $11.634           0
                                                                2008       $11.634       $8.733           0
                                                                2009        $8.733      $12.209           0
                                                                2010       $12.209      $13.548           0
                                                                2011       $13.548      $13.879           0
                                                                2012       $13.879      $15.712           0
                                                                2013       $15.712      $16.598           0


                               53     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.205           0
                                                             2005       $11.205      $11.157          77
                                                             2006       $11.157      $12.926         321
                                                             2007       $12.926      $13.138         729
                                                             2008       $13.138       $9.054         620
                                                             2009        $9.054      $12.027         552
                                                             2010       $12.027      $13.277           0
                                                             2011       $13.277      $13.318           0
                                                             2012       $13.318      $14.698           0
                                                             2013       $14.698      $16.407           0
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.298       2,383
                                                             2006       $11.298      $12.950       2,715
                                                             2007       $12.950      $12.383       2,651
                                                             2008       $12.383       $8.126         273
                                                             2009        $8.126      $10.282         276
                                                             2010       $10.282      $12.917         260
                                                             2011       $12.917      $12.180         255
                                                             2012       $12.180      $14.126         252
                                                             2013       $14.126      $18.855           0
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.917          20
                                                             2005       $10.917      $11.825         788
                                                             2006       $11.825      $13.715         760
                                                             2007       $13.715      $13.903         328
                                                             2008       $13.903       $8.566         353
                                                             2009        $8.566      $10.578         342
                                                             2010       $10.578      $11.524          25
                                                             2011       $11.524      $11.173          27
                                                             2012       $11.173      $12.505          26
                                                             2013       $12.505      $15.714          25
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.483          20
                                                             2005       $11.483      $12.394       2,859
                                                             2006       $12.394      $14.747       2,821
                                                             2007       $14.747      $16.679       2,105
                                                             2008       $16.679       $9.742         289
                                                             2009        $9.742      $13.080         286
                                                             2010       $13.080      $13.892          21
                                                             2011       $13.892      $12.163          22
                                                             2012       $12.163      $14.089          25
                                                             2013       $14.089      $16.973          24


                               54     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                              Number of
                                                                                   Accumulation Accumulation    Units
                                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                                          December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
                                                                          2004        $5.448       $5.713      18,048
                                                                          2005        $5.713       $6.041      16,689
                                                                          2006        $6.041       $6.088       7,685
                                                                          2007        $6.088       $6.975       2,765
                                                                          2008        $6.975       $3.486       2,548
                                                                          2009        $3.486       $5.671       2,459
                                                                          2010        $5.671       $6.659       2,195
                                                                          2011        $6.659       $6.121       1,915
                                                                          2012        $6.121       $6.820       7,474
                                                                          2013        $6.820       $9.364       4,134
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                          2004        $9.571      $10.745      14,091
                                                                          2005       $10.745      $11.823      14,685
                                                                          2006       $11.823      $13.981       6,105
                                                                          2007       $13.981      $14.771       4,471
                                                                          2008       $14.771       $8.496       2,499
                                                                          2009        $8.496      $11.587       2,427
                                                                          2010       $11.587      $13.877       1,973
                                                                          2011       $13.877      $13.721       1,805
                                                                          2012       $13.721      $15.768       1,675
                                                                          2013       $15.768      $20.742         748
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                          2004        $6.992       $7.304      19,669
                                                                          2005        $7.304       $7.789      16,512
                                                                          2006        $7.789       $8.112      15,014
                                                                          2007        $8.112       $8.901       8,466
                                                                          2008        $8.901       $5.015       6,872
                                                                          2009        $5.015       $5.949       6,827
                                                                          2010        $5.949       $6.731       6,704
                                                                          2011        $6.731       $6.073       5,971
                                                                          2012        $6.073       $6.965           0
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES I
                                                                          2004       $10.304      $11.887       8,941
                                                                          2005       $11.887      $12.156      11,009
                                                                          2006       $12.156      $13.849       4,818
                                                                          2007       $13.849      $13.289       4,484
                                                                          2008       $13.289       $8.375       1,654
                                                                          2009        $8.375      $10.567       1,725
                                                                          2010       $10.567      $12.006       1,393
                                                                          2011       $12.006      $11.547       1,378
                                                                          2012       $11.547      $13.487       1,320
                                                                          2013       $13.487      $17.967           0


                               55     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                         2006       $10.000      $10.765       2,385
                                                                         2007       $10.765      $11.399       1,323
                                                                         2008       $11.399       $7.804       1,289
                                                                         2009        $7.804       $9.810       1,180
                                                                         2010        $9.810      $10.529       1,144
                                                                         2011       $10.529      $10.309       1,061
                                                                         2012       $10.309      $11.502         990
                                                                         2013       $11.502      $14.564         763
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES I
                                                                         2004        $9.808      $10.422      30,254
                                                                         2005       $10.422      $10.783      26,322
                                                                         2006       $10.783      $11.737       9,654
                                                                         2007       $11.737      $11.983       5,851
                                                                         2008       $11.983       $7.472       5,782
                                                                         2009        $7.472       $9.100       5,754
                                                                         2010        $9.100       $9.850       5,670
                                                                         2011        $9.850       $9.670       2,173
                                                                         2012        $9.670      $11.247       1,954
                                                                         2013       $11.247      $14.439       1,045
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                         2011       $10.000      $13.389       1,202
                                                                         2012       $13.389      $14.767       1,188
                                                                         2013       $14.767      $18.110           0
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES I
                                                                         2011       $10.000       $9.764       2,925
                                                                         2012        $9.764      $10.881       2,777
                                                                         2013       $10.881      $13.059       1,754
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES I
                                                                         2004       $10.509      $11.833      26,554
                                                                         2005       $11.833      $12.328      23,800
                                                                         2006       $12.328      $14.729       8,567
                                                                         2007       $14.729      $15.442       7,297
                                                                         2008       $15.442       $8.935       4,180
                                                                         2009        $8.935      $10.193       4,153
                                                                         2010       $10.193      $11.191       3,696
                                                                         2011       $11.191      $12.069           0
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                         2013       $10.000      $11.636           0


                               56     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES I
                                                                       2004        $7.050       $7.586       1,648
                                                                       2005        $7.586       $7.595       1,648
                                                                       2006        $7.595       $8.133       1,648
                                                                       2007        $8.133       $8.299       1,647
                                                                       2008        $8.299       $6.250           0
                                                                       2009        $6.250       $8.852           0
                                                                       2010        $8.852       $9.559           0
                                                                       2011        $9.559       $9.552           0
                                                                       2012        $9.552      $11.122           0
                                                                       2013       $11.122      $11.499           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES I
                                                                       2004       $11.032      $11.993       7,491
                                                                       2005       $11.993      $12.568       9,338
                                                                       2006       $12.568      $14.063       3,376
                                                                       2007       $14.063      $14.218       3,410
                                                                       2008       $14.218      $10.267       1,152
                                                                       2009       $10.267      $12.590       1,153
                                                                       2010       $12.590      $13.861       1,199
                                                                       2011       $13.861      $14.744           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                       2004       $10.000      $10.787           8
                                                                       2005       $10.787      $11.372       2,367
                                                                       2006       $11.372      $12.394       2,380
                                                                       2007       $12.394      $13.301       2,187
                                                                       2008       $13.301       $9.314           0
                                                                       2009        $9.314      $11.882           0
                                                                       2010       $11.882      $13.284           0
                                                                       2011       $13.284      $12.185           0
                                                                       2012       $12.185      $13.245           0
                                                                       2013       $13.245      $16.715           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.095           0
                                                                       2005       $11.095      $12.077           0
                                                                       2006       $12.077      $12.415           0
                                                                       2007       $12.415      $14.302           0
                                                                       2008       $14.302       $7.449           0
                                                                       2009        $7.449      $11.412           0
                                                                       2010       $11.412      $14.230           0
                                                                       2011       $14.230      $12.637           0
                                                                       2012       $12.637      $13.819           0
                                                                       2013       $13.819      $18.494           0


                               57     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES I
                                                                  2004        $8.159       $8.841       6,666
                                                                  2005        $8.841       $9.064       5,253
                                                                  2006        $9.064      $10.262       3,694
                                                                  2007       $10.262      $10.578       1,997
                                                                  2008       $10.578       $6.522       1,269
                                                                  2009        $6.522       $8.072       1,186
                                                                  2010        $8.072       $9.085       1,140
                                                                  2011        $9.085       $9.066       1,025
                                                                  2012        $9.066      $10.272         930
                                                                  2013       $10.272      $13.275         668
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2004        $6.406       $7.573         571
                                                                  2005        $7.573       $8.505       3,652
                                                                  2006        $8.505      $10.026       3,254
                                                                  2007       $10.026      $11.818       2,505
                                                                  2008       $11.818       $7.726         630
                                                                  2009        $7.726       $9.027           0
                                                                  2010        $9.027       $9.457           0
                                                                  2011        $9.457      $10.754           0
                                                                  2012       $10.754      $12.504           0
                                                                  2013       $12.504      $14.445           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                                  2004        $6.647       $7.340       2,005
                                                                  2005        $7.340       $8.857       1,314
                                                                  2006        $8.857       $9.359       1,139
                                                                  2007        $9.359      $10.970           0
                                                                  2008       $10.970       $5.496           0
                                                                  2009        $5.496       $9.125           0
                                                                  2010        $9.125      $11.266           0
                                                                  2011       $11.266      $10.229           0
                                                                  2012       $10.229      $11.208           0
                                                                  2013       $11.208      $11.890           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                  2004        $8.160       $9.013      19,099
                                                                  2005        $9.013       $9.598      17,253
                                                                  2006        $9.598      $12.244       9,856
                                                                  2007       $12.244      $13.865       6,427
                                                                  2008       $13.865       $7.783       2,393
                                                                  2009        $7.783       $9.739       2,377
                                                                  2010        $9.739      $10.231       1,878
                                                                  2011       $10.231       $9.058       1,756
                                                                  2012        $9.058      $10.515       1,571
                                                                  2013       $10.515      $13.136       1,276


                               58     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                            2004        $7.386       $8.143       6,273
                                                            2005        $8.143       $8.521       5,603
                                                            2006        $8.521       $9.897       4,414
                                                            2007        $9.897      $11.352       1,869
                                                            2008       $11.352       $6.246       1,812
                                                            2009        $6.246       $5.962           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2004       $11.808      $12.173      22,351
                                                            2005       $12.173      $12.324      21,235
                                                            2006       $12.324      $12.762       9,848
                                                            2007       $12.762      $13.250       7,148
                                                            2008       $13.250      $11.823       4,674
                                                            2009       $11.823      $14.198       4,224
                                                            2010       $14.198      $15.200       3,984
                                                            2011       $15.200      $15.638       3,752
                                                            2012       $15.638      $17.480       3,515
                                                            2013       $17.480      $17.301       2,766
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2004       $10.681      $10.613         474
                                                            2005       $10.613      $10.592           0
                                                            2006       $10.592      $10.822           0
                                                            2007       $10.822      $10.914           0
                                                            2008       $10.914       $9.098           0
                                                            2009        $9.098       $9.427           0
                                                            2010        $9.427       $9.453           0
                                                            2011        $9.453       $9.517           0
                                                            2012        $9.517       $9.634           0
                                                            2013        $9.634       $9.476           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                            2004        $9.982       $9.864       5,213
                                                            2005        $9.864       $9.934       4,581
                                                            2006        $9.934      $10.182       2,596
                                                            2007       $10.182      $10.467       1,857
                                                            2008       $10.467      $10.505       1,799
                                                            2009       $10.505      $10.295       2,060
                                                            2010       $10.295      $10.087       2,247
                                                            2011       $10.087       $9.884       2,060
                                                            2012        $9.884       $9.684       1,948
                                                            2013        $9.684       $9.488       1,262


                               59     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS X
                                                            2004        $6.737       $7.336      49,330
                                                            2005        $7.336       $8.493      46,632
                                                            2006        $8.493       $8.669      23,798
                                                            2007        $8.669      $10.151       9,615
                                                            2008       $10.151       $5.209       3,698
                                                            2009        $5.209       $8.742       2,913
                                                            2010        $8.742      $10.943       2,575
                                                            2011       $10.943       $9.998       2,342
                                                            2012        $9.998      $11.006       2,078
                                                            2013       $11.006      $16.257       1,731
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                            2004        $9.675      $10.462      11,558
                                                            2005       $10.462      $11.104      10,797
                                                            2006       $11.104      $12.512         576
                                                            2007       $12.512      $13.315       1,211
                                                            2008       $13.315       $9.916       1,054
                                                            2009        $9.916      $11.633       1,021
                                                            2010       $11.633      $12.173         553
                                                            2011       $12.173      $10.977         608
                                                            2012       $10.977      $11.497         635
                                                            2013       $11.497      $12.236           0
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                            2004        $9.286      $10.109      12,033
                                                            2005       $10.109      $10.422      11,947
                                                            2006       $10.422      $11.836       2,918
                                                            2007       $11.836      $10.894       2,193
                                                            2008       $10.894       $6.543       2,353
                                                            2009        $6.543       $8.321       2,298
                                                            2010        $8.321       $9.324       1,839
                                                            2011        $9.324       $8.711       1,717
                                                            2012        $8.711      $10.167       1,637
                                                            2013       $10.167      $13.515         625
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                            2004        $8.147       $9.275       4,937
                                                            2005        $9.275      $10.195       4,319
                                                            2006       $10.195      $12.758       2,526
                                                            2007       $12.758      $13.543       1,700
                                                            2008       $13.543       $7.437       1,704
                                                            2009        $7.437       $9.080       2,211
                                                            2010        $9.080       $9.788       1,617
                                                            2011        $9.788       $7.966       1,479
                                                            2012        $7.966       $9.514       1,422
                                                            2013        $9.514      $11.938       1,067


                               60     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                             2004       $10.664      $13.187         271
                                                             2005       $13.187      $13.828           0
                                                             2006       $13.828      $15.892           0
                                                             2007       $15.892      $13.587           0
                                                             2008       $13.587       $8.072           0
                                                             2009        $8.072      $10.401           0
                                                             2010       $10.401      $12.838           0
                                                             2011       $12.838      $11.984           0
                                                             2012       $11.984      $13.793           0
                                                             2013       $13.793      $18.866           0
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                             2004        $6.625       $6.817       5,753
                                                             2005        $6.817       $7.060       4,821
                                                             2006        $7.060       $7.293       3,192
                                                             2007        $7.293       $7.538       2,508
                                                             2008        $7.538       $4.650       2,481
                                                             2009        $4.650       $7.467       2,200
                                                             2010        $7.467       $8.837       1,444
                                                             2011        $8.837       $7.113       1,316
                                                             2012        $7.113       $7.959       1,297
                                                             2013        $7.959      $11.208         970
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2004       $11.433      $13.790      14,257
                                                             2005       $13.790      $18.086      13,231
                                                             2006       $18.086      $24.302       4,291
                                                             2007       $24.302      $33.436       2,783
                                                             2008       $33.436      $14.208       2,002
                                                             2009       $14.208      $23.642       1,859
                                                             2010       $23.642      $27.569       1,523
                                                             2011       $27.569      $22.090       1,481
                                                             2012       $22.090      $25.958       1,448
                                                             2013       $25.958      $25.171         836
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                             2004        $8.202       $9.433       6,724
                                                             2005        $9.433      $10.265       5,050
                                                             2006       $10.265      $12.586       4,200
                                                             2007       $12.586      $14.128       2,196
                                                             2008       $14.128       $7.664       2,215
                                                             2009        $7.664       $9.951       2,130
                                                             2010        $9.951      $10.303       2,140
                                                             2011       $10.303       $9.723       2,084
                                                             2012        $9.723      $10.844       2,029
                                                             2013       $10.844      $12.319         765


                               61     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                             2004        $7.069       $7.464       6,644
                                             2005        $7.464       $8.461       4,914
                                             2006        $8.461       $8.631       3,183
                                             2007        $8.631      $10.306       1,650
                                             2008       $10.306       $5.130       1,563
                                             2009        $5.130       $8.321       1,537
                                             2010        $8.321      $10.017       1,387
                                             2011       $10.017       $9.539       1,237
                                             2012        $9.539      $10.689       1,170
                                             2013       $10.689      $15.506         916
-------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                             2004       $10.127      $12.065       4,775
                                             2005       $12.065      $13.897       4,568
                                             2006       $13.897      $14.879         572
                                             2007       $14.879      $17.879         639
                                             2008       $17.879       $9.324         567
                                             2009        $9.324      $14.402         549
                                             2010       $14.402      $18.670         175
                                             2011       $18.670      $16.989         167
                                             2012       $16.989      $18.090         195
                                             2013       $18.090      $24.367           0
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2004       $14.124      $18.874       5,869
                                             2005       $18.874      $21.646       5,673
                                             2006       $21.646      $29.277       4,460
                                             2007       $29.277      $23.784       3,927
                                             2008       $23.784      $14.470       1,622
                                             2009       $14.470      $18.195       1,705
                                             2010       $18.195      $23.168       1,179
                                             2011       $23.168      $24.043       1,059
                                             2012       $24.043      $27.284         959
                                             2013       $27.284      $27.279         677



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               62     PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals   =   $0
       In-Force Premium                 =   $100,000 ($100,000+$0-$0)
       Death Benefit Earnings           =   $25,000 ($125,000-$100,000)
       ENHANCED EARNINGS DEATH BENEFIT  =   40% X $25,000 = $10,000

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

       Excess of Earnings Withdrawals   =   $5,000 ($10,000-$5,000)
       In-Force Premium                 =   $95,000 ($100,000+$0-$5,000)
       Death Benefit Earnings           =   $19,000 ($114,000-$95,000)
       ENHANCED EARNINGS DEATH BENEFIT  =   40%X $19,000 = $7,600

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

   Excess of Earnings Withdrawals   =   $30,000 ($50,000-$20,000)
   In-Force Premium                 =   $120,000 ($110,000+$40,000-$30,000)
   Death Benefit Earnings           =   $20,000 ($140,000-$120,000)
   ENHANCED EARNINGS DEATH BENEFIT  =   25% of $20,000 = $5,000

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               63     PROSPECTUS

40137

[LOGO]

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2014
--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has issued the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.


The Contract offers 37* investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 34 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("FUNDS"):

 MORGAN STANLEY VARIABLE INVESTMENT     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES (CLASS Y SHARES)                SERIES FUND, INC. (CLASS B SHARES)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS I SHARES AND CLASS II      PRODUCTS TRUST (CLASS 2 SHARES)
   SHARES)
                                        PUTNAM VARIABLE TRUST (CLASS IB
 INVESCO VARIABLE INSURANCE FUNDS         SHARES)
   (SERIES I SHARES)

*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-13 for more information.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2014, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 38 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        13
                   -----------------------------------------
                        Transfers                        14
                   -----------------------------------------
                      Expenses                           17
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Access To Your Money                                 19
          -----------------------------------------------------------
             Income Payments                                      20
          -----------------------------------------------------------
             Death Benefits                                       23
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information:                                    27
          -----------------------------------------------------------
               Allstate Life                                      27
          -----------------------------------------------------------
               The Variable Account                               27
          -----------------------------------------------------------
               The Portfolios                                     27
          -----------------------------------------------------------
               The Contract                                       28
          -----------------------------------------------------------
                Non-Qualified Annuities Held Within a
                 Qualified Plan                                   29
          -----------------------------------------------------------
               Legal Matters                                      29
          -----------------------------------------------------------
             Taxes                                                30
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   38
          -----------------------------------------------------------
          APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT PLUS                                           39
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   41
          -----------------------------------------------------------

                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.


                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                              9
               -------------------------------------------------
               Accumulation Unit Value                        9
               -------------------------------------------------
               Allstate Life ("We")                          27
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     23
               -------------------------------------------------
               Death Benefit Combination Option              24
               -------------------------------------------------
               Dollar Cost Averaging                         16
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   13
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Earnings Death Benefit Plus Option   24
               -------------------------------------------------
               Excess of Earnings Withdrawals                25
               -------------------------------------------------


                                                             PAGE
              ---------------------------------------------------
              Fixed Account Options                           14
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   24
              ---------------------------------------------------
              Income Benefit Combination Option 2             21
              ---------------------------------------------------
              In-Force Premium                                25
              ---------------------------------------------------
              In-Force Earnings                               25
              ---------------------------------------------------
              Income Plans                                    20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Death Benefit Option                23
              ---------------------------------------------------
              Portfolios                                      27
              ---------------------------------------------------
              Qualified Contracts                             33
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   19
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                27
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------


* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         .   Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the PERFORMANCE DEATH BENEFIT OPTION or 1.59%
                             if you select the DEATH BENEFIT COMBINATION OPTION, or 1.65% if you select the INCOME BENEFIT COMBINATION OPTION 2 or 1.85% if you select the INCOME
                             AND DEATH BENEFIT COMBINATION OPTION 2)

                         .   If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                             (depending on the age of the oldest Contract owner (or Annuitant, if the
                             Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application Date"))

                         .   Annual contract maintenance charge of $35 (waived in certain cases)

                         .   Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn
                             (with certain exceptions)

                         .   Transfer fee of $25 after the 12th transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 37 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Management Inc.

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM


                               4     PROSPECTUS

-------------------------------------------------------------------------------------------------
INCOME PAYMENTS  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                 .   life income with payments guaranteed for 120 months

                 .   joint and survivor life income with guaranteed payments

                 .   guaranteed payments for a specified period
-------------------------------------------------------------------------------------------------
DEATH BENEFITS   If you die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer death benefit options.
-------------------------------------------------------------------------------------------------
TRANSFERS        Before the Payout Start Date, you may transfer your Contract value ("CONTRACT
                 VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                 Guarantee Period must be at least $500.

                 We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "CONTRACT YEAR,"
                 which we measure from the date we issue your Contract or a Contract anniversary
                 ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------------------------
WITHDRAWALS      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
-------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
---------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%   0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                            $35.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25***
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.60%               0.10%               1.70%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.73%               0.10%               1.83%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.84%               0.10%               1.94%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.90%               0.10%               2.00%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             2.10%               0.10%               2.20%
---------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.66%    1.71%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2013.


EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $851  $1,465  $2,016   $3,661
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $749  $1,161  $1,514   $2,688
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $341  $1,040  $1,761   $3,661
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $239  $  736  $1,259   $2,688
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.
To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in

                               10     PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB- ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.


                               11     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      As a primary objective, growth of capital through
 Portfolio - Class Y                      investments in common stocks of companies
                                          believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.                                     MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y                      investments
-------------------------------------------------------------------------------------------------
UIF Global Infrastructure Portfolio -    Both capital appreciation and current income
 Class II/(1)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           As a primary objective, high level of current income
 Portfolio - Class Y                      by investing primarily in U.S. government
                                          securities and other fixed-income securities. As a
                                          secondary objective, capital appreciation but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I            Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily   MORGAN STANLEY INVESTMENT
 Class I                                  in growth-oriented equity securities of issuers in     MANAGEMENT INC.
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation     Total return.
 Portfolio, Class I & Class II+
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise          Capital appreciation.
 Fund - Series I
-------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund -   Capital appreciation.
 Series II
-------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Portfolio -        Capital growth and income through investments in        INVESCO ADVISERS, INC.
 Series II                                equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income           Capital appreciation and current income.
 Portfolio - Series II
-------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity          Long-term capital appreciation by investing primarily
 Fund - Series II                         in equity securities of issuers throughout the world,
                                          including U.S. issuers.
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth              Capital growth
 Portfolio - Series II
-------------------------------------------------------------------------------------------------
Invesco V.I. American Value              Above-average total return over a market cycle of
 Fund - Series I                          three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Long-term growth of capital
-------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund   Reasonable current income and long term growth of
 - Series II                              income and capital.
-------------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.
Invesco V.I. High Yield Portfolio -      Total return, comprised of current income and
 Series II                                capital appreciation.
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Portfolio -   Investment results that, before expenses, correspond
 Series II                                to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                 INVESTMENT ADVISOR:
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
-----------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class   Maximize income while maintaining prospects for
 2 (formerly, FTVIP Franklin Income       capital appreciation.                                FRANKLIN ADVISERS, INC.
 Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund -    High level of current income with capital
 Class 2 (formerly, FTVIP Franklin High   appreciation as a secondary goal
 Income Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund -  Capital appreciation with income as a secondary goal  FRANKLIN MUTUAL ADVISERS, LLC
 Class 2 (formerly, FTVIP Mutual Shares
 Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund -       Long-term capital growth.                             TEMPLETON INVESTMENT
 Class 2 (formerly, FTVIP Templeton                                                            COUNSEL, LLC
 Foreign Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                 PUTNAM INVESTMENT
 Class IB                                                                                      MANAGEMENT, LLC
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------



+ Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.

(1)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 16, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.


You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

                               13     PROSPECTUS

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat

                               14     PROSPECTUS
transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with

                               15     PROSPECTUS

   Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the

                               16     PROSPECTUS
aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

                               17     PROSPECTUS

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for

                               18     PROSPECTUS
taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

                               19     PROSPECTUS

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

..   the Annuitant's 99th Birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

                               20     PROSPECTUS

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

                               21     PROSPECTUS

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                               22     PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age

                               23     PROSPECTUS

85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages

                               24     PROSPECTUS
of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

    (i)transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

  (iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

                               25     PROSPECTUS

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death

                               26     PROSPECTUS
benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios

                               27     PROSPECTUS
held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."), a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

                               28     PROSPECTUS

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.



In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

                               29     PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment

                               30     PROSPECTUS
control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner

                               31     PROSPECTUS
   for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

                               32     PROSPECTUS

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

                               33     PROSPECTUS

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

                               34     PROSPECTUS

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.


                               35     PROSPECTUS

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish

                               36     PROSPECTUS

SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               37     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-----------------------------------------------------------------------------
THE CONTRACT
-----------------------------------------------------------------------------
   Purchase of Contracts
-----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------------------------------
NET INVESTMENT FACTOR
-----------------------------------------------------------------------------
CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
-----------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
GENERAL MATTERS
-----------------------------------------------------------------------------
   Incontestability
-----------------------------------------------------------------------------
   Settlements
-----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
-----------------------------------------------------------------------------
EXPERTS
-----------------------------------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES
-----------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               38     PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $125,000.00
-----------------------------------------------------------------------------------
(B) Total Purchase Payments                                             $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $      0.00
-----------------------------------------------------------------------------------
(D) In-Force Premium:                            (D) = (B) - (C)        $100,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 25,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $100,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $ 12,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $105,000.00
----------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                       $100,000.00
----------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                          $      0.00
----------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                              $100,000.00
----------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)              $  5,000.00
----------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                             $ 10,000.00
----------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $  5,000.00
----------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $  5,000.00
----------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $114,000.00
-----------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                               $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $  5,000.00
-----------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $ 95,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 19,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $ 95,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  9,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               39     PROSPECTUS

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $130,000.00
---------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                                 $110,000.00
---------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                         $      0.00
---------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                             $110,000.00
---------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)             $ 20,000.00
---------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                            $ 50,000.00
---------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $ 30,000.00
---------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $ 30,000.00
---------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                         $140,000.00
-------------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                              $110,000.00
-------------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                   $ 30,000.00
-------------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                            $ 40,000.00
-------------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                               $120,000.00
-------------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                               (F) = (A) - (E)        $ 20,000.00
-------------------------------------------------------------------------------------------------------
(G) Cap:                                                             (G) = 50% X (E)        $ 60,000.00
-------------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                      (H) = MIN [25% X (F); (G)]  $  5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               40     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.



Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund
- Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006 and the Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account and the Invesco V.I. Global Core Equity Fund - Series II which were first offered under the Contracts on April 29, 2011. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2013
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
 - Class 2                              Class 2
 FTVIP Franklin High Income Securities  FTVIP Franklin High Income VIP Fund -
 Fund                                   Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
 Class 2                                - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
 Fund - Class 2                         Class 2
 -----------------------------------------------------------------------------


                               41     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2004       $10.121      $11.106      771,745
                                                                2005       $11.106      $11.461      704,582
                                                                2006       $11.461      $13.228      574,562
                                                                2007       $13.228      $13.684      411,598
                                                                2008       $13.684       $8.006      317,530
                                                                2009        $8.006       $9.506      264,401
                                                                2010        $9.506      $10.579      224,436
                                                                2011       $10.579      $11.071      159,339
                                                                2012       $11.071      $12.806      139,720
                                                                2013       $12.806      $17.005      106,651
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2004        $5.667       $6.404      257,682
                                                                2005        $6.404       $7.053      225,528
                                                                2006        $7.053       $6.873      170,381
                                                                2007        $6.873       $7.639      107,566
                                                                2008        $7.639       $4.326       82,660
                                                                2009        $4.326       $5.671       70,907
                                                                2010        $5.671       $6.423       54,607
                                                                2011        $6.423       $6.398       47,956
                                                                2012        $6.398       $7.169       42,875
                                                                2013        $7.169       $9.458       35,778
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2004        $5.399       $5.771      259,495
                                                                2005        $5.771       $6.539      260,704
                                                                2006        $6.539       $6.410      268,191
                                                                2007        $6.410       $7.185      175,058
                                                                2008        $7.185       $4.266      144,019
                                                                2009        $4.266       $5.770       98,942
                                                                2010        $5.770       $6.252       77,813
                                                                2011        $6.252       $5.967       56,729
                                                                2012        $5.967       $6.836       49,607
                                                                2013        $6.836       $9.239       34,403
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.713        1,181
                                                                2005       $10.713      $10.920       12,375
                                                                2006       $10.920      $11.782        8,082
                                                                2007       $11.782      $11.939        7,802
                                                                2008       $11.939       $9.025        8,635
                                                                2009        $9.025      $12.706       14,234
                                                                2010       $12.706      $14.198        8,802
                                                                2011       $14.198      $14.647        8,194
                                                                2012       $14.647      $16.699        8,462
                                                                2013       $16.699      $17.764        6,647


                               42     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                           2004       $10.000      $11.259       30,303
                                                           2005       $11.259      $11.286       72,954
                                                           2006       $11.286      $13.166      138,166
                                                           2007       $13.166      $13.477      136,424
                                                           2008       $13.477       $9.353      118,802
                                                           2009        $9.353      $12.512      109,928
                                                           2010       $12.512      $13.909      100,363
                                                           2011       $13.909      $14.050       80,087
                                                           2012       $14.050      $15.615       71,124
                                                           2013       $15.615      $17.553       59,429
---------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                           2004       $10.000      $10.970        5,679
                                                           2005       $10.970      $11.965       38,802
                                                           2006       $11.965      $13.975       71,535
                                                           2007       $13.975      $14.266       73,763
                                                           2008       $14.266       $8.852       57,637
                                                           2009        $8.852      $11.008       46,905
                                                           2010       $11.008      $12.076       27,474
                                                           2011       $12.076      $11.790       23,318
                                                           2012       $11.790      $13.288       20,079
                                                           2013       $13.288      $16.815       10,615
---------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                           2004       $10.000      $11.538       17,573
                                                           2005       $11.538      $12.541       53,868
                                                           2006       $12.541      $15.027       63,797
                                                           2007       $15.027      $17.116       68,905
                                                           2008       $17.116      $10.068       46,145
                                                           2009       $10.068      $13.612       31,224
                                                           2010       $13.612      $14.559       28,205
                                                           2011       $14.559      $12.836       22,483
                                                           2012       $12.836      $14.973       21,151
                                                           2013       $14.973      $18.165       17,137
---------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES I
                                                           2004        $4.597       $4.855      257,735
                                                           2005        $4.855       $5.170      214,331
                                                           2006        $5.170       $5.246      181,710
                                                           2007        $5.246       $6.054      135,127
                                                           2008        $6.054       $3.047      114,228
                                                           2009        $3.047       $4.992       90,954
                                                           2010        $4.992       $5.902       84,248
                                                           2011        $5.902       $5.463       68,351
                                                           2012        $5.463       $6.130      112,119
                                                           2013        $6.130       $8.475      110,367


                               43     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES II
                                                                      2004        $6.750       $7.111      210,046
                                                                      2005        $7.111       $7.551      184,695
                                                                      2006        $7.551       $7.646      164,496
                                                                      2007        $7.646       $8.798      117,771
                                                                      2008        $8.798       $4.417       85,726
                                                                      2009        $4.417       $7.218       64,325
                                                                      2010        $7.218       $8.515       49,224
                                                                      2011        $8.515       $7.864       32,865
                                                                      2012        $7.864       $8.798       22,641
                                                                      2013        $8.798      $12.134       22,340
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                      2004        $9.691      $10.957      541,279
                                                                      2005       $10.957      $12.141      463,148
                                                                      2006       $12.141      $14.458      389,524
                                                                      2007       $14.458      $15.382      271,927
                                                                      2008       $15.382       $8.910      187,046
                                                                      2009        $8.910      $12.236      137,737
                                                                      2010       $12.236      $14.757      111,866
                                                                      2011       $14.757      $14.694       93,769
                                                                      2012       $14.694      $17.006       69,078
                                                                      2013       $17.006      $22.527       60,821
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                      2004        $5.979       $6.290      155,432
                                                                      2005        $6.290       $6.754      215,906
                                                                      2006        $6.754       $7.084      255,483
                                                                      2007        $7.084       $7.828      274,469
                                                                      2008        $7.828       $4.441      214,667
                                                                      2009        $4.441       $5.305      109,313
                                                                      2010        $5.305       $6.045       96,853
                                                                      2011        $6.045       $5.492       59,678
                                                                      2012        $5.492       $6.313            0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                      2004       $10.391      $12.038      849,641
                                                                      2005       $12.038      $12.366      874,617
                                                                      2006       $12.366      $14.158      795,608
                                                                      2007       $14.158      $13.642      563,059
                                                                      2008       $13.642       $8.640      380,976
                                                                      2009        $8.640      $10.946      268,137
                                                                      2010       $10.946      $12.494      209,230
                                                                      2011       $12.494      $12.067      164,769
                                                                      2012       $12.067      $14.158      121,343
                                                                      2013       $14.158      $18.948       82,669


                               44     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                          2006       $10.000      $10.818      314,621
                                                          2007       $10.818      $11.538      222,562
                                                          2008       $11.538       $7.952      125,960
                                                          2009        $7.952      $10.065      103,919
                                                          2010       $10.065      $10.879       79,727
                                                          2011       $10.879      $10.727       55,742
                                                          2012       $10.727      $12.052       51,553
                                                          2013       $12.052      $15.368       48,275
--------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES II
                                                          2004       $10.116      $10.800      990,965
                                                          2005       $10.800      $11.226      811,829
                                                          2006       $11.226      $12.276      688,174
                                                          2007       $12.276      $12.582      528,128
                                                          2008       $12.582       $7.888      355,823
                                                          2009        $7.888       $9.645      299,197
                                                          2010        $9.645      $10.486      252,202
                                                          2011       $10.486      $10.339      193,421
                                                          2012       $10.339      $12.074      164,211
                                                          2013       $12.074      $15.577      138,023
--------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
 FUND--SERIES II
                                                          2011       $10.000      $13.753       26,465
                                                          2012       $13.753      $15.249       25,494
                                                          2013       $15.249      $18.789       18,087
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES II
                                                          2011       $10.000       $9.880       85,343
                                                          2012        $9.880      $11.055       76,520
                                                          2013       $11.055      $13.333       63,615
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                          2004       $10.251      $11.595      283,766
                                                          2005       $11.595      $12.146      253,561
                                                          2006       $12.146      $14.572      264,127
                                                          2007       $14.572      $15.349      192,603
                                                          2008       $15.349       $8.921      127,411
                                                          2009        $8.921      $10.220      115,611
                                                          2010       $10.220      $11.281      101,390
                                                          2011       $11.281      $12.173            0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES II
                                                          2013       $10.000       $8.965       29,781


                               45     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                                       2004        $5.202       $5.623      320,319
                                                                       2005        $5.623       $5.654      239,792
                                                                       2006        $5.654       $6.081      169,994
                                                                       2007        $6.081       $6.233      125,010
                                                                       2008        $6.233       $4.723       69,806
                                                                       2009        $4.723       $6.723       62,495
                                                                       2010        $6.723       $7.293       65,214
                                                                       2011        $7.293       $7.314       42,422
                                                                       2012        $7.314       $8.551       42,853
                                                                       2013        $8.551       $8.824            0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                                       2004       $10.907      $11.915      220,046
                                                                       2005       $11.915      $12.544      198,756
                                                                       2006       $12.544      $14.104      180,290
                                                                       2007       $14.104      $14.312      132,123
                                                                       2008       $14.312      $10.386       70,981
                                                                       2009       $10.386      $12.798       64,353
                                                                       2010       $12.798      $14.160       49,211
                                                                       2011       $14.160      $15.075            0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                       2004       $10.000      $10.838        6,388
                                                                       2005       $10.838      $11.508       14,794
                                                                       2006       $11.508      $12.630       16,695
                                                                       2007       $12.630      $13.650       12,652
                                                                       2008       $13.650       $9.626       11,423
                                                                       2009        $9.626      $12.366       17,753
                                                                       2010       $12.366      $13.922       13,870
                                                                       2011       $13.922      $12.860       13,083
                                                                       2012       $12.860      $14.077       12,132
                                                                       2013       $14.077      $17.890        8,109
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.148       28,289
                                                                       2005       $11.148      $12.221       34,063
                                                                       2006       $12.221      $12.651       35,502
                                                                       2007       $12.651      $14.677       30,778
                                                                       2008       $14.677       $7.698       18,419
                                                                       2009        $7.698      $11.877       24,982
                                                                       2010       $11.877      $14.914       22,703
                                                                       2011       $14.914      $13.337       21,016
                                                                       2012       $13.337      $14.687        8,749
                                                                       2013       $14.687      $19.794        1,896


                               46     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                  2004        $7.421       $8.075     1,558,007
                                                                  2005        $8.075       $8.321     1,419,666
                                                                  2006        $8.321       $9.458     1,199,301
                                                                  2007        $9.458       $9.798       858,655
                                                                  2008        $9.798       $6.064       665,953
                                                                  2009        $6.064       $7.542       571,312
                                                                  2010        $7.542       $8.526       265,187
                                                                  2011        $8.526       $8.541       229,880
                                                                  2012        $8.541       $9.733       198,308
                                                                  2013        $9.733      $12.633       165,437
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2004        $6.489       $7.700       390,011
                                                                  2005        $7.700       $8.687       355,076
                                                                  2006        $8.687      $10.288       290,239
                                                                  2007       $10.288      $12.183       213,254
                                                                  2008       $12.183       $8.000       155,752
                                                                  2009        $8.000       $9.379       141,765
                                                                  2010        $9.379       $9.877       126,178
                                                                  2011        $9.877      $11.286        98,628
                                                                  2012       $11.286      $13.188        80,071
                                                                  2013       $13.188      $15.294        60,088
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2004        $6.438       $7.144       234,755
                                                                  2005        $7.144       $8.650       227,739
                                                                  2006        $8.650       $9.186       204,772
                                                                  2007        $9.186      $10.819       162,276
                                                                  2008       $10.819       $5.444       107,805
                                                                  2009        $5.444       $9.080        87,543
                                                                  2010        $9.080      $11.263        68,395
                                                                  2011       $11.263      $10.268        52,218
                                                                  2012       $10.268      $11.307        49,946
                                                                  2013       $11.307      $12.007             0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                  2004        $7.316       $8.118       272,927
                                                                  2005        $8.118       $8.679       234,229
                                                                  2006        $8.679      $11.121       211,820
                                                                  2007       $11.121      $12.655       135,423
                                                                  2008       $12.655       $7.136       105,002
                                                                  2009        $7.136       $8.970        81,962
                                                                  2010        $8.970       $9.466        68,512
                                                                  2011        $9.466       $8.419        59,218
                                                                  2012        $8.419       $9.814        54,042
                                                                  2013        $9.814      $12.316        49,094


                               47     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2004        $6.386       $7.074        86,414
                                                            2005        $7.074       $7.429        81,526
                                                            2006        $7.429       $8.675        73,406
                                                            2007        $8.675       $9.986        69,193
                                                            2008        $9.986       $5.521        51,624
                                                            2009        $5.521       $5.278             0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2004       $12.838      $13.309     1,129,562
                                                            2005       $13.309      $13.535     1,005,575
                                                            2006       $13.535      $14.067       811,450
                                                            2007       $14.067      $14.672       699,813
                                                            2008       $14.672      $13.157       552,949
                                                            2009       $13.157      $15.874       488,036
                                                            2010       $15.874      $17.073       382,535
                                                            2011       $17.073      $17.638       300,800
                                                            2012       $17.638      $19.806       267,636
                                                            2013       $19.806      $19.699       222,341
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2004       $11.153      $11.132       662,808
                                                            2005       $11.132      $11.149       573,784
                                                            2006       $11.149      $11.443       498,856
                                                            2007       $11.443      $11.605       363,337
                                                            2008       $11.605       $9.707       216,564
                                                            2009        $9.707      $10.109       182,224
                                                            2010       $10.109      $10.195       149,432
                                                            2011       $10.195      $10.305       134,011
                                                            2012       $10.305      $10.477       112,203
                                                            2013       $10.477      $10.346        72,599
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2004       $10.367      $10.291       604,071
                                                            2005       $10.291      $10.410       520,195
                                                            2006       $10.410      $10.718       473,348
                                                            2007       $10.718      $11.067       389,279
                                                            2008       $11.067      $11.158       379,606
                                                            2009       $11.158      $11.010       312,423
                                                            2010       $11.010      $10.864       247,160
                                                            2011       $10.864      $10.720       262,481
                                                            2012       $10.720      $10.577       210,691
                                                            2013       $10.577      $10.436       194,795


                               48     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
                                                            2004        $6.423       $7.025     1,202,257
                                                            2005        $7.025       $8.172     1,050,552
                                                            2006        $8.172       $8.379       827,076
                                                            2007        $8.379       $9.856       654,237
                                                            2008        $9.856       $5.081       419,421
                                                            2009        $5.081       $8.564       326,439
                                                            2010        $8.564      $10.767       257,237
                                                            2011       $10.767       $9.883       207,506
                                                            2012        $9.883      $10.929       174,531
                                                            2013       $10.929      $16.214       180,165
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                            2004        $9.659      $10.494       783,532
                                                            2005       $10.494      $11.188       610,562
                                                            2006       $11.188      $12.667       483,042
                                                            2007       $12.667      $13.542       344,448
                                                            2008       $13.542      $10.127       262,329
                                                            2009       $10.127      $11.933       246,537
                                                            2010       $11.933      $12.539       218,174
                                                            2011       $12.539      $11.365       170,369
                                                            2012       $11.365      $11.961       141,464
                                                            2013       $11.961      $12.742             0
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                            2004        $9.799      $10.741       327,179
                                                            2005       $10.741      $11.152       285,586
                                                            2006       $11.152      $12.753       206,667
                                                            2007       $12.753      $11.822       155,345
                                                            2008       $11.822       $7.150       120,078
                                                            2009        $7.150       $9.157        88,313
                                                            2010        $9.157      $10.333        75,838
                                                            2011       $10.333       $9.721        54,047
                                                            2012        $9.721      $11.426        55,688
                                                            2013       $11.426      $15.295        37,967
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                            2004        $7.272       $8.337       464,986
                                                            2005        $8.337       $9.229       440,036
                                                            2006        $9.229      $11.629       444,760
                                                            2007       $11.629      $12.432       258,927
                                                            2008       $12.432       $6.875       204,944
                                                            2009        $6.875       $8.453       166,075
                                                            2010        $8.453       $9.176       121,359
                                                            2011        $9.176       $7.520        82,167
                                                            2012        $7.520       $9.045        72,306
                                                            2013        $9.045      $11.429        53,337


                               49     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                              2004       $10.789      $13.435      260,878
                                                              2005       $13.435      $14.188      253,085
                                                              2006       $14.188      $16.419      216,399
                                                              2007       $16.419      $14.137      112,304
                                                              2008       $14.137       $8.457       81,294
                                                              2009        $8.457      $10.975       51,223
                                                              2010       $10.975      $13.642       38,299
                                                              2011       $13.642      $12.823       30,671
                                                              2012       $12.823      $14.863       24,485
                                                              2013       $14.863      $20.471        8,972
------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                              2004        $5.549       $5.751      319,118
                                                              2005        $5.751       $5.997      286,756
                                                              2006        $5.997       $6.238      220,007
                                                              2007        $6.238       $6.494      174,855
                                                              2008        $6.494       $4.034      142,717
                                                              2009        $4.034       $6.523      116,435
                                                              2010        $6.523       $7.774       94,118
                                                              2011        $7.774       $6.301       65,484
                                                              2012        $6.301       $7.101       57,697
                                                              2013        $7.101      $10.069       44,011
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                              2004        $7.819       $9.497      112,553
                                                              2005        $9.497      $12.542      110,994
                                                              2006       $12.542      $16.971       90,909
                                                              2007       $16.971      $23.514       63,180
                                                              2008       $23.514      $10.062       47,253
                                                              2009       $10.062      $16.861       36,755
                                                              2010       $16.861      $19.800       39,507
                                                              2011       $19.800      $15.976       24,517
                                                              2012       $15.976      $18.906       21,955
                                                              2013       $18.906      $18.461       16,973
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                              2004        $7.437       $8.613      129,973
                                                              2005        $8.613       $9.439      128,034
                                                              2006        $9.439      $11.653      126,493
                                                              2007       $11.653      $13.173      107,935
                                                              2008       $13.173       $7.197       73,228
                                                              2009        $7.197       $9.410       58,230
                                                              2010        $9.410       $9.811       38,066
                                                              2011        $9.811       $9.324       27,994
                                                              2012        $9.324      $10.472       29,411
                                                              2013       $10.472      $11.979       28,686
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                                                              2013       $10.000      $13.914      115,207


                               50     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25


                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                             2004        $6.123       $6.510      200,709
                                             2005        $6.510       $7.432      152,389
                                             2006        $7.432       $7.634      180,242
                                             2007        $7.634       $9.181      145,613
                                             2008        $9.181       $4.602       82,608
                                             2009        $4.602       $7.517       63,529
                                             2010        $7.517       $9.112       49,766
                                             2011        $9.112       $8.739       41,531
                                             2012        $8.739       $9.861       33,206
                                             2013        $9.861      $14.405       24,170
-------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                             2004       $10.246      $12.292       79,478
                                             2005       $12.292      $14.258       75,045
                                             2006       $14.258      $15.373       84,049
                                             2007       $15.373      $18.603       54,578
                                             2008       $18.603       $9.770       32,323
                                             2009        $9.770      $15.197       24,694
                                             2010       $15.197      $19.838       14,118
                                             2011       $19.838      $18.179       10,515
                                             2012       $18.179      $19.493       11,230
                                             2013       $19.493      $26.441        7,995
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2004       $16.552      $22.274      137,651
                                             2005       $22.274      $25.724      121,936
                                             2006       $25.724      $35.036      105,373
                                             2007       $35.036      $28.663       76,408
                                             2008       $28.663      $17.562       49,233
                                             2009       $17.562      $22.239       42,744
                                             2010       $22.239      $28.515       31,977
                                             2011       $28.515      $29.799       19,820
                                             2012       $29.799      $34.054       13,731
                                             2013       $34.054      $34.287        9,329



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               51     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2004        $9.332      $10.153      155,011
                                                                2005       $10.153      $10.389      128,916
                                                                2006       $10.389      $11.890      109,590
                                                                2007       $11.890      $12.195       88,398
                                                                2008       $12.195       $7.075       81,158
                                                                2009        $7.075       $8.329       63,365
                                                                2010        $8.329       $9.191       54,066
                                                                2011        $9.191       $9.537       44,883
                                                                2012        $9.537      $10.938       39,871
                                                                2013       $10.938      $14.402       35,053
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2004        $8.416       $9.429       27,853
                                                                2005        $9.429      $10.297       31,006
                                                                2006       $10.297       $9.949       23,602
                                                                2007        $9.949      $10.963       20,580
                                                                2008       $10.963       $6.156       17,318
                                                                2009        $6.156       $8.001       19,032
                                                                2010        $8.001       $8.986       13,879
                                                                2011        $8.986       $8.876       11,281
                                                                2012        $8.876       $9.861        9,690
                                                                2013        $9.861      $12.900       11,062
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2004        $7.583       $8.037       45,259
                                                                2005        $8.037       $9.030       26,842
                                                                2006        $9.030       $8.777       25,192
                                                                2007        $8.777       $9.754       19,456
                                                                2008        $9.754       $5.742       18,596
                                                                2009        $5.742       $7.701       18,418
                                                                2010        $7.701       $8.274       12,920
                                                                2011        $8.274       $7.830       12,021
                                                                2012        $7.830       $8.894        9,719
                                                                2013        $8.894      $11.920        8,913
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.651          772
                                                                2005       $10.651      $10.763        6,242
                                                                2006       $10.763      $11.516          734
                                                                2007       $11.516      $11.570          694
                                                                2008       $11.570       $8.672        2,700
                                                                2009        $8.672      $12.105        3,362
                                                                2010       $12.105      $13.412        3,267
                                                                2011       $13.412      $13.719        3,670
                                                                2012       $13.719      $15.509        3,482
                                                                2013       $15.509      $16.359        3,347


                               52     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                           2004       $10.000      $11.194      27,077
                                                           2005       $11.194      $11.124      38,953
                                                           2006       $11.124      $12.868      39,348
                                                           2007       $12.868      $13.060      36,169
                                                           2008       $13.060       $8.986       8,882
                                                           2009        $8.986      $11.920       9,261
                                                           2010       $11.920      $13.139       7,859
                                                           2011       $13.139      $13.160       8,048
                                                           2012       $13.160      $14.502       6,649
                                                           2013       $14.502      $16.164       6,509
---------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                           2004       $10.000      $10.906       5,220
                                                           2005       $10.906      $11.794      16,167
                                                           2006       $11.794      $13.659      23,031
                                                           2007       $13.659      $13.825      25,553
                                                           2008       $13.825       $8.505      18,332
                                                           2009        $8.505      $10.487      18,654
                                                           2010       $10.487      $11.408      14,890
                                                           2011       $11.408      $11.044      13,976
                                                           2012       $11.044      $12.342      13,618
                                                           2013       $12.342      $15.485      13,375
---------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                           2004       $10.000      $11.472       4,198
                                                           2005       $11.472      $12.362      17,260
                                                           2006       $12.362      $14.687      16,838
                                                           2007       $14.687      $16.586      18,229
                                                           2008       $16.586       $9.674      13,506
                                                           2009        $9.674      $12.968      13,032
                                                           2010       $12.968      $13.753      12,512
                                                           2011       $13.753      $12.023      12,151
                                                           2012       $12.023      $13.905      11,787
                                                           2013       $13.905      $16.728      13,202
---------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES I
                                                           2004        $7.201       $7.540       5,962
                                                           2005        $7.540       $7.962       3,696
                                                           2006        $7.962       $8.011       3,062
                                                           2007        $8.011       $9.165       2,234
                                                           2008        $9.165       $4.573       1,787
                                                           2009        $4.573       $7.430       4,993
                                                           2010        $7.430       $8.711       1,477
                                                           2011        $8.711       $7.995         482
                                                           2012        $7.995       $8.895       7,455
                                                           2013        $8.895      $12.194       6,726


                               53     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES II
                                                                      2004        $7.155       $7.474       59,538
                                                                      2005        $7.474       $7.870       48,503
                                                                      2006        $7.870       $7.901       47,902
                                                                      2007        $7.901       $9.015       38,746
                                                                      2008        $9.015       $4.487       31,968
                                                                      2009        $4.487       $7.271       21,893
                                                                      2010        $7.271       $8.505       21,089
                                                                      2011        $8.505       $7.788       15,393
                                                                      2012        $7.788       $8.639       13,926
                                                                      2013        $8.639      $11.814       12,337
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                      2004        $9.577      $10.736       96,549
                                                                      2005       $10.736      $11.796       84,584
                                                                      2006       $11.796      $13.928       66,275
                                                                      2007       $13.928      $14.693       57,793
                                                                      2008       $14.693       $8.438       49,807
                                                                      2009        $8.438      $11.491       39,489
                                                                      2010       $11.491      $13.741       36,904
                                                                      2011       $13.741      $13.567       34,349
                                                                      2012       $13.567      $15.567       29,861
                                                                      2013       $15.567      $20.447       28,592
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                      2004        $8.631       $9.002       45,718
                                                                      2005        $9.002       $9.585       32,142
                                                                      2006        $9.585       $9.968       36,864
                                                                      2007        $9.968      $10.921       25,815
                                                                      2008       $10.921       $6.144       21,564
                                                                      2009        $6.144       $7.277       15,961
                                                                      2010        $7.277       $8.221       15,110
                                                                      2011        $8.221       $7.406       12,883
                                                                      2012        $7.406       $8.490            0
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                      2004       $10.245      $11.768      145,475
                                                                      2005       $11.768      $11.986      121,757
                                                                      2006       $11.986      $13.608      116,192
                                                                      2007       $13.608      $13.000       91,124
                                                                      2008       $13.000       $8.164       73,104
                                                                      2009        $8.164      $10.255       69,573
                                                                      2010       $10.255      $11.607       53,357
                                                                      2011       $11.607      $11.115       47,484
                                                                      2012       $11.115      $12.930       43,533
                                                                      2013       $12.930      $17.159       40,540


                               54     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                          2006       $10.000      $10.756       40,723
                                                          2007       $10.756      $11.375       25,757
                                                          2008       $11.375       $7.773       25,609
                                                          2009        $7.773       $9.756       22,990
                                                          2010        $9.756      $10.455       19,154
                                                          2011       $10.455      $10.222       17,180
                                                          2012       $10.222      $11.387       15,094
                                                          2013       $11.387      $14.397       14,508
--------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES II
                                                          2004        $9.262       $9.804      182,934
                                                          2005        $9.804      $10.105      142,402
                                                          2006       $10.105      $10.956      132,871
                                                          2007       $10.956      $11.134      112,405
                                                          2008       $11.134       $6.921       81,169
                                                          2009        $6.921       $8.391       72,003
                                                          2010        $8.391       $9.046       52,907
                                                          2011        $9.046       $8.844       47,402
                                                          2012        $8.844      $10.240       35,952
                                                          2013       $10.240      $13.099       32,137
--------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
 FUND--SERIES II
                                                          2011       $10.000      $12.001       10,043
                                                          2012       $12.001      $13.193        6,390
                                                          2013       $13.193      $16.118        5,873
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES II
                                                          2011       $10.000       $9.560       24,346
                                                          2012        $9.560      $10.606       22,119
                                                          2013       $10.606      $12.684       19,808
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                          2004       $10.617      $11.907       69,173
                                                          2005       $11.907      $12.368       58,205
                                                          2006       $12.368      $14.714       52,241
                                                          2007       $14.714      $15.365       47,585
                                                          2008       $15.365       $8.855       35,478
                                                          2009        $8.855      $10.058       32,531
                                                          2010       $10.058      $11.009       26,563
                                                          2011       $11.009      $11.846            0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES II
                                                          2013       $10.000      $13.760       11,697


                               55     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                                       2004        $8.692       $9.316      26,938
                                                                       2005        $9.316       $9.289      24,907
                                                                       2006        $9.289       $9.906      20,594
                                                                       2007        $9.906      $10.067      15,346
                                                                       2008       $10.067       $7.564      12,676
                                                                       2009        $7.564      $10.675      12,399
                                                                       2010       $10.675      $11.482      12,329
                                                                       2011       $11.482      $11.419      11,661
                                                                       2012       $11.419      $13.237      11,433
                                                                       2013       $13.237      $13.622           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                                       2004       $10.187      $11.034      37,223
                                                                       2005       $11.034      $11.518      38,479
                                                                       2006       $11.518      $12.841      32,246
                                                                       2007       $12.841      $12.920      23,533
                                                                       2008       $12.920       $9.297      16,857
                                                                       2009        $9.297      $11.359      15,078
                                                                       2010       $11.359      $12.461      10,272
                                                                       2011       $12.461      $13.229           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                       2004       $10.000      $10.776          41
                                                                       2005       $10.776      $11.345          49
                                                                       2006       $11.345      $12.347         511
                                                                       2007       $12.347      $13.230       2,971
                                                                       2008       $13.230       $9.251       4,497
                                                                       2009        $9.251      $11.784       2,759
                                                                       2010       $11.784      $13.154       2,001
                                                                       2011       $13.154      $12.048       1,868
                                                                       2012       $12.048      $13.076       1,772
                                                                       2013       $13.076      $16.477       1,679
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.084      14,991
                                                                       2005       $11.084      $12.048       9,733
                                                                       2006       $12.048      $12.366       9,940
                                                                       2007       $12.366      $14.225       9,234
                                                                       2008       $14.225       $7.398       2,316
                                                                       2009        $7.398      $11.316       2,810
                                                                       2010       $11.316      $14.090       1,483
                                                                       2011       $14.090      $12.493       1,441
                                                                       2012       $12.493      $13.642         886
                                                                       2013       $13.642      $18.230         885


                               56     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                  2004        $8.890       $9.591      140,324
                                                                  2005        $9.591       $9.799      120,601
                                                                  2006        $9.799      $11.045      100,807
                                                                  2007       $11.045      $11.344       82,340
                                                                  2008       $11.344       $6.961       70,217
                                                                  2009        $6.961       $8.584       61,559
                                                                  2010        $8.584       $9.623       55,944
                                                                  2011        $9.623       $9.558       53,180
                                                                  2012        $9.558      $10.800       42,787
                                                                  2013       $10.800      $13.899       36,156
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2004        $7.144       $8.406       40,647
                                                                  2005        $8.406       $9.403       36,244
                                                                  2006        $9.403      $11.042       31,667
                                                                  2007       $11.042      $12.965       29,383
                                                                  2008       $12.965       $8.441       17,297
                                                                  2009        $8.441       $9.812       14,626
                                                                  2010        $9.812      $10.246       13,273
                                                                  2011       $10.246      $11.609       10,810
                                                                  2012       $11.609      $13.450        9,879
                                                                  2013       $13.450      $15.465        8,202
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2004        $8.504       $9.356       21,802
                                                                  2005        $9.356      $11.234       19,146
                                                                  2006       $11.234      $11.829       18,704
                                                                  2007       $11.829      $13.814       16,082
                                                                  2008       $13.814       $6.891       11,969
                                                                  2009        $6.891      $11.397       10,580
                                                                  2010       $11.397      $14.018       11,288
                                                                  2011       $14.018      $12.672        9,520
                                                                  2012       $12.672      $13.835        7,857
                                                                  2013       $13.835      $14.652            0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                  2004        $9.206      $10.130       50,739
                                                                  2005       $10.130      $10.739       42,930
                                                                  2006       $10.739      $13.644       41,036
                                                                  2007       $13.644      $15.394       22,836
                                                                  2008       $15.394       $8.607       19,192
                                                                  2009        $8.607      $10.727       15,944
                                                                  2010       $10.727      $11.224       15,644
                                                                  2011       $11.224       $9.898       11,212
                                                                  2012        $9.898      $11.441       10,866
                                                                  2013       $11.441      $14.237        8,343


                               57     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2004        $8.852       $9.723        6,162
                                                            2005        $9.723      $10.125        4,844
                                                            2006       $10.125      $11.723        4,835
                                                            2007       $11.723      $13.379        3,074
                                                            2008       $13.379       $7.334        2,581
                                                            2009        $7.334       $6.993            0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2004       $11.311      $11.627      120,227
                                                            2005       $11.627      $11.724       78,497
                                                            2006       $11.724      $12.082       80,658
                                                            2007       $12.082      $12.495       91,664
                                                            2008       $12.495      $11.109       43,056
                                                            2009       $11.109      $13.291       32,551
                                                            2010       $13.291      $14.173       23,350
                                                            2011       $14.173      $14.519       21,978
                                                            2012       $14.519      $16.166       18,826
                                                            2013       $16.166      $15.942       17,893
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2004       $10.381      $10.274       76,730
                                                            2005       $10.274      $10.203       59,571
                                                            2006       $10.203      $10.383       56,300
                                                            2007       $10.383      $10.441       45,662
                                                            2008       $10.441       $8.659       35,293
                                                            2009        $8.659       $8.941       28,093
                                                            2010        $8.941       $8.941       28,287
                                                            2011        $8.941       $8.961       26,580
                                                            2012        $8.961       $9.033       25,713
                                                            2013        $9.033       $8.845       23,691
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2004        $9.735       $9.582       41,556
                                                            2005        $9.582       $9.612       39,922
                                                            2006        $9.612       $9.813       43,346
                                                            2007        $9.813      $10.046       75,997
                                                            2008       $10.046      $10.043      111,558
                                                            2009       $10.043       $9.826       40,101
                                                            2010        $9.826       $9.613       28,073
                                                            2011        $9.613       $9.405       26,695
                                                            2012        $9.405       $9.201       15,634
                                                            2013        $9.201       $9.002       14,679


                               58     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
                                                            2004        $8.466       $9.181      150,953
                                                            2005        $9.181      $10.589      128,743
                                                            2006       $10.589      $10.765      117,118
                                                            2007       $10.765      $12.556       80,969
                                                            2008       $12.556       $6.417       63,633
                                                            2009        $6.417      $10.726       57,340
                                                            2010       $10.726      $13.371       50,551
                                                            2011       $13.371      $12.169       35,880
                                                            2012       $12.169      $13.343       27,882
                                                            2013       $13.343      $19.628       31,972
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                            2004       $10.290      $11.085       82,276
                                                            2005       $11.085      $11.718       70,690
                                                            2006       $11.718      $13.155       63,990
                                                            2007       $13.155      $13.945       58,218
                                                            2008       $13.945      $10.340       58,894
                                                            2009       $10.340      $12.081       47,756
                                                            2010       $12.081      $12.586       42,585
                                                            2011       $12.586      $11.312       36,407
                                                            2012       $11.312      $11.804       34,302
                                                            2013       $11.804      $12.541            0
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                            2004        $9.307      $10.116       43,382
                                                            2005       $10.116      $10.414       34,460
                                                            2006       $10.414      $11.809       31,512
                                                            2007       $11.809      $10.853       26,909
                                                            2008       $10.853       $6.508       23,241
                                                            2009        $6.508       $8.264       21,314
                                                            2010        $8.264       $9.247       15,022
                                                            2011        $9.247       $8.626       13,854
                                                            2012        $8.626      $10.053        9,945
                                                            2013       $10.053      $13.343        9,242
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                            2004        $9.265      $10.531       58,334
                                                            2005       $10.531      $11.560       41,656
                                                            2006       $11.560      $14.443       38,366
                                                            2007       $14.443      $15.310       31,740
                                                            2008       $15.310       $8.394       27,801
                                                            2009        $8.394      $10.234       19,983
                                                            2010       $10.234      $11.015       18,959
                                                            2011       $11.015       $8.951       13,750
                                                            2012        $8.951      $10.674        9,312
                                                            2013       $10.674      $13.373        9,085


                               59     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                              2004       $10.637      $13.134      40,838
                                                              2005       $13.134      $13.752      35,746
                                                              2006       $13.752      $15.781      29,283
                                                              2007       $15.781      $13.472      23,113
                                                              2008       $13.472       $7.991      14,118
                                                              2009        $7.991      $10.282      12,858
                                                              2010       $10.282      $12.672      12,288
                                                              2011       $12.672      $11.811      13,888
                                                              2012       $11.811      $13.574      11,238
                                                              2013       $13.574      $18.538      11,343
------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                              2004        $7.980       $8.199      37,632
                                                              2005        $8.199       $8.478      34,095
                                                              2006        $8.478       $8.745      32,627
                                                              2007        $8.745       $9.026      28,466
                                                              2008        $9.026       $5.559      23,573
                                                              2009        $5.559       $8.913      14,664
                                                              2010        $8.913      $10.533      12,431
                                                              2011       $10.533       $8.465      20,209
                                                              2012        $8.465       $9.459       8,609
                                                              2013        $9.459      $13.299       8,424
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                              2004       $12.703      $15.299       6,847
                                                              2005       $15.299      $20.035      11,855
                                                              2006       $20.035      $26.880       9,024
                                                              2007       $26.880      $36.928       7,939
                                                              2008       $36.928      $15.668       6,887
                                                              2009       $15.668      $26.033       6,676
                                                              2010       $26.033      $30.312       6,180
                                                              2011       $30.312      $24.251       4,913
                                                              2012       $24.251      $28.455       4,753
                                                              2013       $28.455      $27.551       4,784
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                                                              2004        $9.199      $10.564       7,719
                                                              2005       $10.564      $11.479       7,505
                                                              2006       $11.479      $14.052       8,894
                                                              2007       $14.052      $15.750       5,224
                                                              2008       $15.750       $8.531       4,084
                                                              2009        $8.531      $11.060       3,994
                                                              2010       $11.060      $11.435       3,049
                                                              2011       $11.435      $10.775       2,684
                                                              2012       $10.775      $11.999       1,858
                                                              2013       $11.999      $13.610       1,842
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                                                              2013       $10.000      $13.615      30,487


                               60     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1


                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS I
                                             2004        $8.282       $8.732      13,989
                                             2005        $8.732       $9.884      20,721
                                             2006        $9.884      $10.067      24,826
                                             2007       $10.067      $12.003      22,896
                                             2008       $12.003       $5.966      24,944
                                             2009        $5.966       $9.663      19,063
                                             2010        $9.663      $11.614      18,563
                                             2011       $11.614      $11.043      17,405
                                             2012       $11.043      $12.356      17,285
                                             2013       $12.356      $17.897      17,502
-------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                                             2004       $10.102      $12.016      40,019
                                             2005       $12.016      $13.821      38,555
                                             2006       $13.821      $14.775      34,841
                                             2007       $14.775      $17.728      28,595
                                             2008       $17.728       $9.231      23,131
                                             2009        $9.231      $14.237      19,640
                                             2010       $14.237      $18.429      17,655
                                             2011       $18.429      $16.745      16,250
                                             2012       $16.745      $17.803      13,579
                                             2013       $17.803      $23.944      12,397
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2004       $13.349      $17.812      43,644
                                             2005       $17.812      $20.396      35,891
                                             2006       $20.396      $27.546      28,872
                                             2007       $27.546      $22.344      28,916
                                             2008       $22.344      $13.573      19,337
                                             2009       $13.573      $17.042      17,011
                                             2010       $17.042      $21.667      16,094
                                             2011       $21.667      $22.452      14,229
                                             2012       $22.452      $25.440      12,773
                                             2013       $25.440      $25.398      12,410



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.


                               61     PROSPECTUS

41336

[LOGO]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company
                      Statement of Additional Information

                Allstate Financial Advisors Separate Account I

                               Dated May 1, 2014

                                P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2014, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments              2
The Contract                                                      2
   Purchases                                                      2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)   3
   Calculation of Accumulation Unit Values                        3
   Calculation of Variable Income Payments                        4
General Matters                                                   5
   Incontestability                                               5
   Settlements                                                    5
   Safekeeping of the Variable Account's Assets                   5
   Premium Taxes                                                  5
   Tax Reserves                                                   5
Experts                                                           6
Financial Statements                                              6
Appendix A - Accumulation Unit Values                             A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $12,059,297, $10,123,271 and $9,530,700 for the years 2011,
2012 and 2013 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

   . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2013 and for each of the periods in the two-year period then ended,


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A
                           ACCUMULATION UNIT VALUES

                 Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2013
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin High Income Securities  FTVIP Franklin High Income VIP Fund -
  Fund - Class 2                         Class 2
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
  - Class 2                              Class 2
 FTVIP Franklin Small Cap Value         FTVIP Franklin Small Cap Value VIP
  Securities Fund - Class 2              Fund - Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
  Class 2                                - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
  Fund - Class 2                         Class 2
 -----------------------------------------------------------------------------

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                        WITH THE LONGEVITY REWARD RIDER

                          MORTALITY & EXPENSE = 1.18



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.146      $11.141       262,876
                             2005        $11.141      $11.506       273,254
                             2006        $11.506      $13.289       220,462
                             2007        $13.289      $13.757       138,909
                             2008        $13.757      $ 8.055       114,561
                             2009        $ 8.055      $ 9.570        92,246
                             2010        $ 9.570      $10.658        69,599
                             2011        $10.658      $11.161        62,133
                             2012        $11.161      $12.919        50,171
                             2013        $12.919      $17.167        46,342
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.682      $ 6.425        45,367
                             2005        $ 6.425      $ 7.081        67,670
                             2006        $ 7.081      $ 6.904        59,906
                             2007        $ 6.904      $ 7.679        42,118
                             2008        $ 7.679      $ 4.352        38,363
                             2009        $ 4.352      $ 5.709        24,169
                             2010        $ 5.709      $ 6.470        15,946
                             2011        $ 6.470      $ 6.450        14,091
                             2012        $ 6.450      $ 7.232         9,044
                             2013        $ 7.232      $ 9.549         8,361
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.412      $ 5.790        39,117
                             2005        $ 5.790      $ 6.565        45,016
                             2006        $ 6.565      $ 6.440        48,279
                             2007        $ 6.440      $ 7.223        23,849
                             2008        $ 7.223      $ 4.291        19,016
                             2009        $ 4.291      $ 5.809        28,324
                             2010        $ 5.809      $ 6.299        25,304
                             2011        $ 6.299      $ 6.015        27,229
                             2012        $ 6.015      $ 6.896        27,540
                             2013        $ 6.896      $ 9.328        25,385

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.718           377
                             2005        $10.718      $10.933         1,470
                             2006        $10.933      $11.805         1,782
                             2007        $11.805      $11.970         1,120
                             2008        $11.970      $ 9.055         2,394
                             2009        $ 9.055      $12.757         6,729
                             2010        $12.757      $14.265         7,903
                             2011        $14.265      $14.726         7,737
                             2012        $14.726      $16.801         7,048
                             2013        $16.801      $17.885         9,144
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.264        10,378
                             2005        $11.264      $11.299        52,610
                             2006        $11.299      $13.191       100,385
                             2007        $13.191      $13.512       110,866
                             2008        $13.512      $ 9.384       134,812
                             2009        $ 9.384      $12.562       129,454
                             2010        $12.562      $13.974       118,257
                             2011        $13.974      $14.125        99,068
                             2012        $14.125      $15.710        70,169
                             2013        $15.710      $17.672        64,127
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.357         9,410
                             2006        $11.357      $13.117         9,049
                             2007        $13.117      $12.641         3,192
                             2008        $12.641      $ 8.360         3,084
                             2009        $ 8.360      $10.660         2,079
                             2010        $10.660      $13.494         1,681
                             2011        $13.494      $12.822         1,825
                             2012        $12.822      $14.986         1,264
                             2013        $14.986      $20.157         4,979
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.975         4,359
                             2005        $10.975      $11.979        21,014
                             2006        $11.979      $14.001        53,070
                             2007        $14.001      $14.303        54,075
                             2008        $14.303      $ 8.881        42,596
                             2009        $ 8.881      $11.052        47,795
                             2010        $11.052      $12.132        30,723
                             2011        $12.132      $11.854        29,523
                             2012        $11.854      $13.369        25,720
                             2013        $13.369      $16.930        24,385

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.544         3,345
                             2005        $11.544      $12.556        78,568
                             2006        $12.556      $15.055        84,892
                             2007        $15.055      $17.160        68,790
                             2008        $17.160      $10.101        67,001
                             2009        $10.101      $13.666        44,666
                             2010        $13.666      $14.627        30,480
                             2011        $14.627      $12.905        30,341
                             2012        $12.905      $15.064        16,836
                             2013        $15.064      $18.289        10,420
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.609      $ 4.870       183,777
                             2005        $ 4.870      $ 5.190       219,627
                             2006        $ 5.190      $ 5.271       125,779
                             2007        $ 5.271      $ 6.086       101,418
                             2008        $ 6.086      $ 3.065        93,852
                             2009        $ 3.065      $ 5.025        81,141
                             2010        $ 5.025      $ 5.946        68,664
                             2011        $ 5.946      $ 5.508        63,731
                             2012        $ 5.508      $ 6.184        63,576
                             2013        $ 6.184      $ 8.556        53,496
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.716      $10.992       102,584
                             2005        $10.992      $12.188       122,411
                             2006        $12.188      $14.524        95,028
                             2007        $14.524      $15.464        61,086
                             2008        $15.464      $ 8.963        49,681
                             2009        $ 8.963      $12.319        44,775
                             2010        $12.319      $14.867        36,252
                             2011        $14.867      $14.814        31,803
                             2012        $14.814      $17.156        20,114
                             2013        $17.156      $22.742        15,265
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.994      $ 6.130        54,787
                             2005        $ 6.310      $ 6.781        51,166
                             2006        $ 6.781      $ 7.117        94,759
                             2007        $ 7.117      $ 7.870        61,641
                             2008        $ 7.870      $ 4.468        56,417
                             2009        $ 4.468      $ 5.341        49,549
                             2010        $ 5.341      $ 6.090        39,779
                             2011        $ 6.090      $ 5.537        15,654
                             2012        $ 5.537      $ 6.366             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.437      $12.134        434,447
                             2005        $12.134      $12.504        616,400
                             2006        $12.504      $14.355        520,894
                             2007        $14.355      $13.882        402,162
                             2008        $13.882      $ 8.816        299,483
                             2009        $ 8.816      $11.209        262,661
                             2010        $11.209      $12.835        219,323
                             2011        $12.835      $12.439        178,199
                             2012        $12.439      $14.642        125,372
                             2013        $14.642      $19.657         98,757
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.822         22,931
                             2007        $10.822      $11.550         17,578
                             2008        $11.550      $ 7.967         24,547
                             2009        $ 7.967      $10.091         17,047
                             2010        $10.091      $10.915         10,355
                             2011        $10.915      $10.770          5,154
                             2012        $10.770      $12.108          5,181
                             2013        $12.108      $15.451          4,500
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $10.236      $10.961      1,878,483
                             2005        $10.961      $11.429      2,227,912
                             2006        $11.429      $12.536      1,854,236
                             2007        $12.536      $12.898      1,550,578
                             2008        $12.898      $ 8.105      1,231,868
                             2009        $ 8.105      $ 9.947        965,340
                             2010        $ 9.947      $10.850        805,190
                             2011        $10.850      $10.734        686,384
                             2012        $10.734      $12.581        569,811
                             2013        $12.581      $16.276        491,117
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.252         60,504
                             2012        $14.252      $15.840         34,046
                             2013        $15.840      $19.577         31,280
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.249        268,012
                             2012        $10.249      $11.510        221,462
                             2013        $11.510      $13.921        182,640
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.372      $11.769        608,087
                             2005        $11.769      $12.356        799,018
                             2006        $12.356      $14.876        669,466
                             2007        $14.876      $15.717        575,992
                             2008        $15.717      $ 9.165        460,244
                             2009        $ 9.165      $10.536        384,666
                             2010        $10.536      $11.657        333,791
                             2011        $11.657      $12.603              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $ 9.377        76,534
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 5.260      $ 5.704       199,512
                             2005        $ 5.704      $ 5.755       318,388
                             2006        $ 5.755      $ 6.210       261,402
                             2007        $ 6.210      $ 6.386       219,537
                             2008        $ 6.386      $ 4.847       193,341
                             2009        $ 4.847      $ 6.918       147,318
                             2010        $ 6.918      $ 7.527       120,711
                             2011        $ 7.527      $ 7.580       103,200
                             2012        $ 7.580      $ 8.894        92,507
                             2013        $ 8.894      $ 9.218             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.041      $12.096       109,425
                             2005        $12.096      $12.773       125,512
                             2006        $12.773      $14.403        99,804
                             2007        $14.403      $14.675        90,393
                             2008        $14.675      $10.680        88,710
                             2009        $10.680      $13.197        77,007
                             2010        $13.197      $14.641        68,075
                             2011        $14.641      $15.613             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.843         3,752
                             2005        $10.843      $11.521         9,628
                             2006        $11.521      $12.654        19,765
                             2007        $12.654      $13.685         6,080
                             2008        $13.685      $ 9.657         6,436
                             2009        $ 9.657      $12.415        14,579
                             2010        $12.415      $13.987        11,247
                             2011        $13.987      $12.929        11,690
                             2012        $12.929      $14.162        11,810
                             2013        $14.162      $18.011        11,598
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.153           400
                             2005        $11.153      $12.236           640
                             2006        $12.236      $12.675           640
                             2007        $12.675      $14.716             0
                             2008        $14.716      $ 7.724             0
                             2009        $ 7.724      $11.925             0
                             2010        $11.925      $14.984           924
                             2011        $14.984      $13.409         1,162
                             2012        $13.409      $14.777           981
                             2013        $14.777      $19.929           981
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.507      $ 8.197       229,570
                             2005        $ 8.197      $ 8.468       359,888
                             2006        $ 8.468      $ 9.662       246,650
                             2007        $ 9.662      $10.037       213,121
                             2008        $10.037      $ 6.236       158,027
                             2009        $ 6.236      $ 7.778       135,052
                             2010        $ 7.778      $ 8.822       120,008
                             2011        $ 8.822      $ 8.871       102,776
                             2012        $ 8.871      $10.130       102,888
                             2013        $10.130      $13.192        79,122

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.559      $ 7.813        881,636
                             2005        $ 7.813      $ 8.842      1,083,037
                             2006        $ 8.842      $10.503        900,613
                             2007        $10.503      $12.478        773,690
                             2008        $12.478      $ 8.220        630,140
                             2009        $ 8.220      $ 9.679        461,670
                             2010        $ 9.679      $10.218        383,968
                             2011        $10.218      $11.709        339,210
                             2012        $11.709      $13.720        280,159
                             2013        $13.720      $15.972        213,600
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.511      $ 7.246         57,150
                             2005        $ 7.246      $ 8.811         85,931
                             2006        $ 8.811      $ 9.382         78,596
                             2007        $ 9.382      $11.083         59,347
                             2008        $11.083      $ 5.595         58,015
                             2009        $ 5.595      $ 9.362         61,562
                             2010        $ 9.362      $11.648         30,343
                             2011        $11.648      $10.657         23,240
                             2012        $10.657      $11.768         17,853
                             2013        $11.768      $12.514              0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 7.394      $ 8.230        713,485
                             2005        $ 8.230      $ 8.832        822,776
                             2006        $ 8.832      $11.354        655,127
                             2007        $11.354      $12.957        553,835
                             2008        $12.957      $ 7.330        437,552
                             2009        $ 7.330      $ 9.243        352,687
                             2010        $ 9.243      $ 9.785        311,388
                             2011        $ 9.785      $ 8.729        251,901
                             2012        $ 8.729      $10.213        194,531
                             2013        $10.213      $12.856        174,161
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.460      $ 7.178         72,052
                             2005        $ 7.178      $ 7.568         65,157
                             2006        $ 7.568      $ 8.858         57,555
                             2007        $ 8.858      $10.239         30,689
                             2008        $10.239      $ 5.678         26,674
                             2009        $ 5.678      $ 5.432              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.997      $13.503      1,061,043
                             2005        $13.503      $13.775      1,098,818
                             2006        $13.775      $14.375        843,188
                             2007        $14.375      $15.041        752,646
                             2008        $15.041      $13.524        640,520
                             2009        $13.524      $16.367        538,282
                             2010        $16.367      $17.658        455,546
                             2011        $17.658      $18.307        390,176
                             2012        $18.307      $20.620        317,117
                             2013        $20.620      $20.567        263,273

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $11.281      $11.296        185,724
                             2005        $11.296      $11.361        201,071
                             2006        $11.361      $11.697        185,022
                             2007        $11.697      $11.888        151,045
                             2008        $11.888      $ 9.987        118,985
                             2009        $ 9.987      $10.428         89,992
                             2010        $10.428      $10.538         76,078
                             2011        $10.538      $10.690         56,861
                             2012        $10.690      $10.906         44,025
                             2013        $10.906      $10.810         45,454
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.486      $10.442        276,452
                             2005        $10.442      $10.597        340,368
                             2006        $10.597      $10.946        386,163
                             2007        $10.946      $11.339        239,947
                             2008        $11.339      $11.469        321,999
                             2009        $11.469      $11.326        251,260
                             2010        $11.326      $11.183        241,347
                             2011        $11.183      $11.042        176,966
                             2012        $11.042      $10.902        150,438
                             2013        $10.902      $10.765        128,064
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.497      $ 7.130      2,025,062
                             2005        $ 7.130      $ 8.317      2,377,828
                             2006        $ 8.317      $ 8.555      1,829,964
                             2007        $ 8.555      $10.096      1,535,579
                             2008        $10.096      $ 5.221      1,277,472
                             2009        $ 5.221      $ 8.830      1,065,114
                             2010        $ 8.830      $11.138        884,769
                             2011        $11.138      $10.255        761,229
                             2012        $10.255      $11.377        672,904
                             2013        $11.377      $16.933        570,335
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.773      $10.650      1,860,567
                             2005        $10.650      $11.390      1,864,221
                             2006        $11.390      $12.934      1,600,534
                             2007        $12.934      $13.870      1,322,649
                             2008        $13.870      $10.410      1,069,708
                             2009        $10.410      $12.306        957,836
                             2010        $12.306      $12.978        798,091
                             2011        $12.978      $11.793        655,323
                             2012        $11.793      $12.446        552,716
                             2013        $12.446      $13.279              0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.823      $10.776         39,057
                             2005        $10.776      $11.195         30,538
                             2006        $11.195      $12.812         27,760
                             2007        $12.812      $11.884         21,026
                             2008        $11.884      $ 7.193         17,836
                             2009        $ 7.193      $ 9.218         13,740
                             2010        $ 9.218      $10.410         13,947
                             2011        $10.410      $ 9.801          7,954
                             2012        $ 9.801      $11.527          6,246
                             2013        $11.527      $15.441          6,380

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.291      $ 8.364       159,662
                             2005        $ 8.364      $ 9.265       182,134
                             2006        $ 9.265      $11.683       158,006
                             2007        $11.683      $12.499       140,631
                             2008        $12.499      $ 6.916        72,436
                             2009        $ 6.916      $ 8.510        78,950
                             2010        $ 8.510      $ 9.244        63,718
                             2011        $ 9.244      $ 7.581        55,695
                             2012        $ 7.581      $ 9.125        45,173
                             2013        $ 9.125      $11.538        43,438
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.802      $13.460         3,628
                             2005        $13.460      $14.224         3,881
                             2006        $14.224      $16.472         4,408
                             2007        $16.472      $14.193         3,688
                             2008        $14.193      $ 8.497         1,693
                             2009        $ 8.497      $11.034           810
                             2010        $11.034      $13.725           786
                             2011        $13.725      $12.910           788
                             2012        $12.910      $14.974           675
                             2013        $14.974      $20.639           662
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.563      $ 5.769        69,245
                             2005        $ 5.769      $ 6.020        70,217
                             2006        $ 6.020      $ 6.267        48,218
                             2007        $ 6.267      $ 6.528        38,457
                             2008        $ 6.528      $ 4.058        37,144
                             2009        $ 4.058      $ 6.567        28,768
                             2010        $ 6.567      $ 7.832        24,108
                             2011        $ 7.832      $ 6.352        24,291
                             2012        $ 6.352      $ 7.164        18,646
                             2013        $ 7.164      $10.165        17,430
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $ 7.838      $ 9.527        39,331
                             2005        $ 9.527      $12.591        63,026
                             2006        $12.591      $17.049        38,261
                             2007        $17.049      $23.639        24,769
                             2008        $23.639      $10.123        20,824
                             2009        $10.123      $16.975        26,083
                             2010        $16.975      $19.947        18,906
                             2011        $19.947      $16.106        15,533
                             2012        $16.106      $19.073        12,033
                             2013        $19.073      $18.638        11,580
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 7.456      $ 8.641        72,356
                             2005        $ 8.641      $ 9.476        78,380
                             2006        $ 9.476      $11.707        61,253
                             2007        $11.707      $13.243        45,985
                             2008        $13.243      $ 7.240        41,188
                             2009        $ 7.240      $ 9.473        27,207
                             2010        $ 9.473      $ 9.884        18,402
                             2011        $ 9.884      $ 9.400        17,888
                             2012        $ 9.400      $10.565        14,310
                             2013        $10.565      $12.094       603,160

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.138      $ 6.531       161,926
                             2005        $ 6.531      $ 7.461       177,312
                             2006        $ 7.461      $ 7.669       139,008
                             2007        $ 7.669      $ 9.230       113,591
                             2008        $ 9.230      $ 4.630        75,159
                             2009        $ 4.630      $ 7.568        52,257
                             2010        $ 7.568      $ 9.180        42,054
                             2011        $ 9.180      $ 8.810        29,402
                             2012        $ 8.810      $ 9.948        25,886
                             2013        $ 9.948      $14.543        15,260
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.258      $12.315        32,443
                             2005        $12.315      $14.295        50,928
                             2006        $14.295      $15.423        32,275
                             2007        $15.423      $18.677        23,703
                             2008        $18.677      $ 9.816        20,819
                             2009        $ 9.816      $15.278        15,942
                             2010        $15.278      $19.959        12,659
                             2011        $19.959      $18.302        10,373
                             2012        $18.302      $19.639         6,311
                             2013        $19.639      $26.658         5,670
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $16.594      $22.345        28,214
                             2005        $22.345      $25.824        37,960
                             2006        $25.824      $35.197        30,355
                             2007        $35.197      $28.815        22,829
                             2008        $28.815      $17.667        15,783
                             2009        $17.667      $22.388        13,235
                             2010        $22.388      $28.727         6,844
                             2011        $28.727      $30.041         6,040
                             2012        $30.041      $34.355         3,522
                             2013        $34.355      $34.614         2,957



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE
           DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.31



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.099      $11.075       222,746
                             2005        $11.075      $11.423       380,216
                             2006        $11.423      $13.176       320,959
                             2007        $13.176      $13.622       251,275
                             2008        $13.622      $ 7.965       210,638
                             2009        $ 7.965      $ 9.452       186,429
                             2010        $ 9.452      $10.512       164,462
                             2011        $10.512      $10.995       148,498
                             2012        $10.995      $12.710       140,214
                             2013        $12.710      $16.867       110,129
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.655      $ 6.386        29,462
                             2005        $ 6.386      $ 7.030        90,937
                             2006        $ 7.030      $ 6.846        91,570
                             2007        $ 6.846      $ 7.604        75,568
                             2008        $ 7.604      $ 4.304        63,531
                             2009        $ 4.304      $ 5.638        59,865
                             2010        $ 5.638      $ 6.382        46,966
                             2011        $ 6.382      $ 6.354        40,821
                             2012        $ 6.354      $ 7.115        35,361
                             2013        $ 7.115      $ 9.382        21,093
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.387      $ 5.755        33,878
                             2005        $ 5.755      $ 6.517        79,082
                             2006        $ 6.517      $ 6.385        69,377
                             2007        $ 6.385      $ 7.152        67,200
                             2008        $ 7.152      $ 4.244        64,152
                             2009        $ 4.244      $ 5.737        59,285
                             2010        $ 5.737      $ 6.213        46,646
                             2011        $ 6.213      $ 5.926        42,601
                             2012        $ 5.926      $ 6.784        39,417
                             2013        $ 6.784      $ 9.164        36,486

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.709         1,083
                             2005        $10.709      $10.909        14,447
                             2006        $10.909      $11.764        15,801
                             2007        $11.764      $11.913         9,717
                             2008        $11.913      $ 9.000         7,296
                             2009        $ 9.000      $12.663         9,289
                             2010        $12.663      $14.142        13,011
                             2011        $14.142      $14.580        10,948
                             2012        $14.580      $16.612        21,511
                             2013        $16.612      $17.662        23,261
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.254        26,676
                             2005        $11.254      $11.275       113,496
                             2006        $11.275      $13.145       175,989
                             2007        $13.145      $13.447       207,971
                             2008        $13.447      $ 9.327       184,750
                             2009        $ 9.327      $12.469       187,937
                             2010        $12.469      $13.853       197,443
                             2011        $13.853      $13.985       172,016
                             2012        $13.985      $15.533       166,985
                             2013        $15.533      $17.451       135,893
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.347             0
                             2006        $11.347      $13.089        26,924
                             2007        $13.089      $12.597        25,023
                             2008        $12.597      $ 8.320        26,836
                             2009        $ 8.320      $10.595        26,533
                             2010        $10.595      $13.395        29,574
                             2011        $13.395      $12.711        16,370
                             2012        $12.711      $14.837        19,102
                             2013        $14.837      $19.931        19,344
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.965             0
                             2005        $10.965      $11.952        54,279
                             2006        $11.952      $13.952        61,800
                             2007        $13.952      $14.234        76,218
                             2008        $14.234      $ 8.826        60,783
                             2009        $ 8.826      $10.970        52,955
                             2010        $10.970      $12.027        56,678
                             2011        $12.027      $11.735        49,939
                             2012        $11.735      $13.219        44,413
                             2013        $13.219      $16.717        39,251
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.533         3,448
                             2005        $11.533      $12.529        64,333
                             2006        $12.529      $15.004        77,890
                             2007        $15.004      $17.079        76,293
                             2008        $17.079      $10.040        65,615
                             2009        $10.040      $13.567        60,684
                             2010        $13.567      $14.501        64,224
                             2011        $14.501      $12.778        57,274
                             2012        $12.778      $14.896        54,505
                             2013        $14.896      $18.061        41,720

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.588      $ 4.842       229,324
                             2005        $ 4.842      $ 5.153       346,125
                             2006        $ 5.153      $ 5.226       311,883
                             2007        $ 5.226      $ 6.026       192,539
                             2008        $ 6.026      $ 3.031       180,252
                             2009        $ 3.031      $ 4.963       166,339
                             2010        $ 4.963      $ 5.865       131,339
                             2011        $ 5.865      $ 5.426        99,978
                             2012        $ 5.426      $ 6.084       100,637
                             2013        $ 6.084      $ 8.407        68,931
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.671      $10.927        65,854
                             2005        $10.927      $12.100       141,560
                             2006        $12.100      $14.401       130,694
                             2007        $14.401      $15.312       100,782
                             2008        $15.312      $ 8.864        79,602
                             2009        $ 8.864      $12.166        65,173
                             2010        $12.166      $14.664        63,572
                             2011        $14.664      $14.593        41,983
                             2012        $14.593      $16.878        34,781
                             2013        $16.878      $22.344        30,674
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.967      $ 6.273        46,044
                             2005        $ 6.273      $ 6.732        34,856
                             2006        $ 6.732      $ 7.056        60,721
                             2007        $ 7.056      $ 7.793        45,363
                             2008        $ 7.793      $ 4.418        44,240
                             2009        $ 4.418      $ 5.275        34,026
                             2010        $ 5.275      $ 6.007        45,543
                             2011        $ 6.007      $ 5.454        42,232
                             2012        $ 5.454      $ 6.268             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.414      $12.092       146,680
                             2005        $12.092      $12.444       384,883
                             2006        $12.444      $14.268       325,991
                             2007        $14.268      $13.780       271,827
                             2008        $13.780      $ 8.740       204,204
                             2009        $ 8.740      $11.098       178,918
                             2010        $11.098      $12.691       147,754
                             2011        $12.691      $12.284       113,677
                             2012        $12.284      $14.440        98,833
                             2013        $14.440      $19.361        64,661
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.813        21,759
                             2007        $10.813      $11.524        16,050
                             2008        $11.524      $ 7.939        12,644
                             2009        $ 7.939      $10.043         9,761
                             2010        $10.043      $10.849         9,065
                             2011        $10.849      $10.691         7,684
                             2012        $10.691      $12.004         7,137
                             2013        $12.004      $15.298         4,069

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $10.189      $10.896        905,170
                             2005        $10.896      $11.346      1,844,726
                             2006        $11.346      $12.429      1,571,338
                             2007        $12.429      $12.772      1,240,461
                             2008        $12.772      $ 8.015      1,026,689
                             2009        $ 8.015      $ 9.824        912,175
                             2010        $ 9.824      $10.702        813,820
                             2011        $10.702      $10.574        714,017
                             2012        $10.574      $12.377        600,165
                             2013        $12.377      $15.992        511,167
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.039         70,663
                             2012        $14.039      $15.583         67,271
                             2013        $15.583      $19.234         56,065
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.096        189,119
                             2012        $10.096      $11.323        167,860
                             2013        $11.323      $13.677        133,602
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.324      $11.699        302,991
                             2005        $11.699      $12.267        598,046
                             2006        $12.267      $14.750        477,853
                             2007        $14.750      $15.564        389,843
                             2008        $15.564      $ 9.063        306,115
                             2009        $ 9.063      $10.406        273,150
                             2010        $10.406      $11.498        223,574
                             2011        $11.498      $12.426              0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $ 9.213         40,928
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 5.236      $ 5.671        100,343
                             2005        $ 5.671      $ 5.714        171,558
                             2006        $ 5.714      $ 6.157        152,718
                             2007        $ 6.157      $ 6.324        111,441
                             2008        $ 6.324      $ 4.793         70,633
                             2009        $ 4.793      $ 6.832         62,661
                             2010        $ 6.832      $ 7.425         53,395
                             2011        $ 7.425      $ 7.467         47,933
                             2012        $ 7.467      $ 8.750         53,952
                             2013        $ 8.750      $ 9.065              0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $10.990      $12.024         83,247
                             2005        $12.024      $12.681        141,118
                             2006        $12.681      $14.281        134,361
                             2007        $14.281      $14.531         91,496
                             2008        $14.531      $10.561         83,540
                             2009        $10.561      $13.034         83,128
                             2010        $13.034      $14.441         76,928
                             2011        $14.441      $15.394              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.834         5,192
                             2005        $10.834      $11.499        15,496
                             2006        $11.499      $12.610        15,599
                             2007        $12.610      $13.619        13,756
                             2008        $13.619      $ 9.599        12,836
                             2009        $ 9.599      $12.324        10,761
                             2010        $12.324      $13.866        33,000
                             2011        $13.866      $12.800        32,396
                             2012        $12.800      $14.003        11,397
                             2013        $14.003      $17.786        10,250
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.144         3,822
                             2005        $11.144      $12.209         5,267
                             2006        $12.209      $12.631         6,756
                             2007        $12.631      $14.646         7,246
                             2008        $14.646      $ 7.677         6,955
                             2009        $ 7.677      $11.837         5,409
                             2010        $11.837      $14.855         5,409
                             2011        $14.855      $13.276         5,257
                             2012        $13.276      $14.612         2,416
                             2013        $14.612      $19.681         2,416
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.472      $ 8.148       159,396
                             2005        $ 8.148      $ 8.407       354,596
                             2006        $ 8.407      $ 9.580       296,168
                             2007        $ 9.580      $ 9.939       228,252
                             2008        $ 9.939      $ 6.167       187,242
                             2009        $ 6.167      $ 7.682       170,238
                             2010        $ 7.682      $ 8.701       162,435
                             2011        $ 8.701      $ 8.738       141,806
                             2012        $ 8.738      $ 9.965       135,012
                             2013        $ 9.965      $12.961       100,683
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.528      $ 7.767       350,343
                             2005        $ 7.767      $ 8.778       629,330
                             2006        $ 8.778      $10.414       496,285
                             2007        $10.414      $12.356       419,321
                             2008        $12.356      $ 8.129       346,780
                             2009        $ 8.129      $ 9.559       281,419
                             2010        $ 9.559      $10.078       236,698
                             2011        $10.078      $11.534       194,103
                             2012        $11.534      $13.498       165,723
                             2013        $13.498      $15.692       144,045
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.481      $ 7.203        35,684
                             2005        $ 7.203      $ 8.748        99,456
                             2006        $ 8.748      $ 9.302        97,090
                             2007        $ 9.302      $10.974        56,113
                             2008        $10.974      $ 5.533        46,258
                             2009        $ 5.533      $ 9.246        43,045
                             2010        $ 9.246      $11.489        33,400
                             2011        $11.489      $10.498        14,961
                             2012        $10.498      $11.577        12,362
                             2013        $11.577      $12.306             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 7.360      $ 8.181        267,130
                             2005        $ 8.181      $ 8.768        564,921
                             2006        $ 8.768      $11.258        490,532
                             2007        $11.258      $12.830        410,916
                             2008        $12.830      $ 7.248        344,149
                             2009        $ 7.248      $ 9.129        309,780
                             2010        $ 9.129      $ 9.651        237,110
                             2011        $ 9.651      $ 8.599        202,901
                             2012        $ 8.599      $10.047        153,036
                             2013        $10.047      $12.631        109,324
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.430      $ 7.135         39,053
                             2005        $ 7.135      $ 7.514         72,838
                             2006        $ 7.514      $ 8.783         66,198
                             2007        $ 8.783      $10.139         30,365
                             2008        $10.139      $ 5.615         25,768
                             2009        $ 5.615      $ 5.370              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.937      $13.423        355,286
                             2005        $13.423      $13.676        613,650
                             2006        $13.676      $14.253        534,244
                             2007        $14.253      $14.893        458,141
                             2008        $14.893      $13.374        353,527
                             2009        $13.374      $16.164        340,358
                             2010        $16.164      $17.417        322,614
                             2011        $17.417      $18.033        196,248
                             2012        $18.033      $20.286        176,502
                             2013        $20.286      $20.207        153,247
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $11.229      $11.229         70,226
                             2005        $11.229      $11.279        128,466
                             2006        $11.279      $11.598        143,012
                             2007        $11.598      $11.771         87,644
                             2008        $11.771      $ 9.876         45,639
                             2009        $ 9.876      $10.299         58,596
                             2010        $10.299      $10.394         55,694
                             2011        $10.394      $10.531         44,362
                             2012        $10.531      $10.730         42,330
                             2013        $10.730      $10.621         40,323
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.437      $10.380        101,027
                             2005        $10.380      $10.521        143,030
                             2006        $10.521      $10.853        148,718
                             2007        $10.853      $11.228        135,509
                             2008        $11.228      $11.342        196,692
                             2009        $11.342      $11.186        207,847
                             2010        $11.186      $11.030        102,216
                             2011        $11.030      $10.877        105,963
                             2012        $10.877      $10.726        122,815
                             2013        $10.726      $10.577        100,250
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.467      $ 7.087        973,779
                             2005        $ 7.087      $ 8.257      2,224,244
                             2006        $ 8.257      $ 8.483      1,906,651
                             2007        $ 8.483      $ 9.997      1,502,886
                             2008        $ 9.997      $ 5.163      1,244,953
                             2009        $ 5.163      $ 8.721      1,122,206
                             2010        $ 8.721      $10.986        953,018
                             2011        $10.986      $10.102        804,046
                             2012        $10.102      $11.192        650,154
                             2013        $11.192      $16.637        524,820

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.728      $10.587        803,910
                             2005        $10.587      $11.308      1,095,506
                             2006        $11.308      $12.824        958,510
                             2007        $12.824      $13.735        718,962
                             2008        $13.735      $10.295        627,426
                             2009        $10.295      $12.154        588,372
                             2010        $12.154      $12.800        530,476
                             2011        $12.800      $11.617        454,544
                             2012        $11.617      $12.245        386,322
                             2013        $12.245      $13.058              0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.778      $10.712         41,833
                             2005        $10.712      $11.115         58,716
                             2006        $11.115      $12.703         49,340
                             2007        $12.703      $11.768         31,755
                             2008        $11.768      $ 7.113         28,992
                             2009        $ 7.113      $ 9.104         25,707
                             2010        $ 9.104      $10.268         19,731
                             2011        $10.268      $ 9.654         14,079
                             2012        $ 9.654      $11.340          9,755
                             2013        $11.340      $15.171          7,149
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.257      $ 8.314         71,627
                             2005        $ 8.314      $ 9.198        136,746
                             2006        $ 9.198      $11.584        147,320
                             2007        $11.584      $12.376        122,835
                             2008        $12.376      $ 6.839        108,749
                             2009        $ 6.839      $ 8.405         96,866
                             2010        $ 8.405      $ 9.118         85,425
                             2011        $ 9.118      $ 7.468         67,857
                             2012        $ 7.468      $ 8.977         56,314
                             2013        $ 8.977      $11.336         42,871
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.778      $13.414          7,962
                             2005        $13.414      $14.156         12,409
                             2006        $14.156      $16.373         10,699
                             2007        $16.373      $14.089          7,918
                             2008        $14.089      $ 8.424          7,886
                             2009        $ 8.424      $10.925          7,325
                             2010        $10.925      $13.571          7,230
                             2011        $13.571      $12.749          7,162
                             2012        $12.749      $14.768            981
                             2013        $14.768      $20.328            917
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.538      $ 5.735         39,607
                             2005        $ 5.735      $ 5.977         68,847
                             2006        $ 5.977      $ 6.214         71,299
                             2007        $ 6.214      $ 6.464         40,024
                             2008        $ 6.464      $ 4.013         37,894
                             2009        $ 4.013      $ 6.486         33,860
                             2010        $ 6.486      $ 7.725         28,495
                             2011        $ 7.725      $ 6.257         27,360
                             2012        $ 6.257      $ 7.047         29,916
                             2013        $ 7.047      $ 9.987         20,755
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $ 7.802      $ 9.471         48,002
                             2005        $ 9.471      $12.500        112,111
                             2006        $12.500      $16.904         83,983
                             2007        $16.904      $23.408         61,058
                             2008        $23.408      $10.011         50,602
                             2009        $10.011      $16.765         48,186
                             2010        $16.765      $19.675         72,189
                             2011        $19.675      $15.866         66,386
                             2012        $15.866      $18.764         37,170
                             2013        $18.764      $18.312         28,546

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 7.421      $ 8.590        32,386
                             2005        $ 8.590      $ 9.407        63,969
                             2006        $ 9.407      $11.607        82,413
                             2007        $11.607      $13.114        70,306
                             2008        $13.114      $ 7.160        65,726
                             2009        $ 7.160      $ 9.356        61,378
                             2010        $ 9.356      $ 9.749        47,795
                             2011        $ 9.749      $ 9.259        44,425
                             2012        $ 9.259      $10.393        39,270
                             2013        $10.393      $11.882       397,054
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.110      $ 6.492        63,555
                             2005        $ 6.492      $ 7.408       153,571
                             2006        $ 7.408      $ 7.604       143,922
                             2007        $ 7.604      $ 9.139       119,242
                             2008        $ 9.139      $ 4.579        92,344
                             2009        $ 4.579      $ 7.474        81,830
                             2010        $ 7.474      $ 9.055        73,555
                             2011        $ 9.055      $ 8.678        72,803
                             2012        $ 8.678      $ 9.786        57,672
                             2013        $ 9.786      $14.288        48,469
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.236      $12.272        17,776
                             2005        $12.272      $14.227        73,335
                             2006        $14.227      $15.330        68,854
                             2007        $15.330      $18.539        55,108
                             2008        $18.539      $ 9.731        48,609
                             2009        $ 9.731      $15.127        50,144
                             2010        $15.127      $19.735        41,905
                             2011        $19.735      $18.074        33,659
                             2012        $18.074      $19.369        26,317
                             2013        $19.369      $26.257        17,737
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $16.517      $22.213        28,430
                             2005        $22.213      $25.638        38,879
                             2006        $25.638      $34.898        37,837
                             2007        $34.898      $28.533        27,791
                             2008        $28.533      $17.472        21,662
                             2009        $17.472      $22.111        19,306
                             2010        $22.111      $28.335        16,571
                             2011        $28.335      $29.593        13,046
                             2012        $29.593      $33.798        12,245
                             2013        $33.798      $34.009         9,373



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.586      $11.601      2,504,349
                             2005        $11.601      $11.956      1,925,548
                             2006        $11.956      $13.782      1,502,358
                             2007        $13.782      $14.238      1,122,028
                             2008        $14.238      $ 8.320        830,146
                             2009        $ 8.320      $ 9.866        697,832
                             2010        $ 9.866      $10.965        587,372
                             2011        $10.965      $11.460        513,769
                             2012        $11.460      $13.239        438,426
                             2013        $13.239      $17.557        369,178
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.742      $ 6.480        923,315
                             2005        $ 6.480      $ 7.128        852,090
                             2006        $ 7.128      $ 6.936        738,855
                             2007        $ 6.936      $ 7.699        614,118
                             2008        $ 7.699      $ 4.355        415,941
                             2009        $ 4.355      $ 5.701        314,177
                             2010        $ 5.701      $ 6.448        295,239
                             2011        $ 6.448      $ 6.415        236,873
                             2012        $ 6.415      $ 7.179        185,980
                             2013        $ 7.179      $ 9.459        159,194
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.294      $ 5.652        867,095
                             2005        $ 5.652      $ 6.396        732,068
                             2006        $ 6.396      $ 6.261        798,997
                             2007        $ 6.261      $ 7.009        561,092
                             2008        $ 7.009      $ 4.156        428,037
                             2009        $ 4.156      $ 5.614        388,925
                             2010        $ 5.614      $ 6.076        336,713
                             2011        $ 6.076      $ 5.791        298,276
                             2012        $ 5.791      $ 6.625        273,267
                             2013        $ 6.625      $ 8.943        217,427

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.703        16,340
                             2005        $10.703      $10.896        35,988
                             2006        $10.896      $11.741        87,585
                             2007        $11.741      $11.882        71,951
                             2008        $11.882      $ 8.971        58,991
                             2009        $ 8.971      $12.613        70,919
                             2010        $12.613      $14.075        88,911
                             2011        $14.075      $14.501        73,098
                             2012        $14.501      $16.511        74,573
                             2013        $16.511      $17.542        70,748
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.249       136,380
                             2005        $11.249      $11.261       401,874
                             2006        $11.261      $13.121       666,843
                             2007        $13.121      $13.412       623,476
                             2008        $13.412      $ 9.296       581,641
                             2009        $ 9.296      $12.420       601,823
                             2010        $12.420      $13.788       513,147
                             2011        $13.788      $13.910       502,477
                             2012        $13.910      $15.439       474,676
                             2013        $15.439      $17.333       401,247
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.342        84,541
                             2006        $11.342      $13.073       329,440
                             2007        $13.073      $12.574       185,907
                             2008        $12.574      $ 8.298       115,268
                             2009        $ 8.298      $10.560       108,629
                             2010        $10.560      $13.342       108,946
                             2011        $13.342      $12.652       111,410
                             2012        $12.652      $14.758        95,398
                             2013        $14.758      $19.810        83,544
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.960       128,383
                             2005        $10.960      $11.939       408,502
                             2006        $11.939      $13.926       675,203
                             2007        $13.926      $14.198       522,379
                             2008        $14.198      $ 8.798       366,965
                             2009        $ 8.798      $10.927       330,888
                             2010        $10.927      $11.971       299,621
                             2011        $11.971      $11.673       279,402
                             2012        $11.673      $13.139       251,871
                             2013        $13.139      $16.605       196,881
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.528        97,324
                             2005        $11.528      $12.514       387,782
                             2006        $12.514      $14.975       553,193
                             2007        $14.975      $17.034       403,597
                             2008        $17.034      $10.007       330,022
                             2009        $10.007      $13.512       325,035
                             2010        $13.512      $14.433       314,470
                             2011        $14.433      $12.709       267,800
                             2012        $12.709      $14.804       227,073
                             2013        $14.804      $17.938       195,605

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $12.038      $12.695      1,901,939
                             2005        $12.695      $13.501      1,408,260
                             2006        $13.501      $13.683        980,607
                             2007        $13.683      $15.768        741,908
                             2008        $15.768      $ 7.925        589,233
                             2009        $ 7.925      $12.968        513,606
                             2010        $12.968      $15.313        447,359
                             2011        $15.313      $14.157        391,904
                             2012        $14.157      $15.864        381,511
                             2013        $15.864      $21.904        313,477
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.656      $10.902      1,679,162
                             2005        $10.902      $12.065      1,299,789
                             2006        $12.065      $14.349      1,049,995
                             2007        $14.349      $15.246        700,083
                             2008        $15.246      $ 8.819        514,021
                             2009        $ 8.819      $12.097        422,897
                             2010        $12.097      $14.570        370,772
                             2011        $14.570      $14.489        309,546
                             2012        $14.489      $16.746        252,844
                             2013        $16.746      $22.154        217,722
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.980      $ 6.282        534,172
                             2005        $ 6.282      $ 6.737        392,447
                             2006        $ 6.737      $ 7.057        433,180
                             2007        $ 7.057      $ 7.788        328,849
                             2008        $ 7.788      $ 4.412        252,649
                             2009        $ 4.412      $ 5.264        206,588
                             2010        $ 5.264      $ 5.990        168,821
                             2011        $ 5.990      $ 5.435        151,953
                             2012        $ 5.435      $ 6.245              0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.402      $12.069      3,144,760
                             2005        $12.069      $12.412      3,041,301
                             2006        $12.412      $14.222      2,426,538
                             2007        $14.222      $13.725      1,705,057
                             2008        $13.725      $ 8.699      1,230,348
                             2009        $ 8.699      $11.039      1,022,908
                             2010        $11.039      $12.615        878,046
                             2011        $12.615      $12.201        739,289
                             2012        $12.201      $14.333        620,592
                             2013        $14.333      $19.203        522,769
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2004        $ 5.832      $ 6.078        686,372
                             2005        $ 6.078      $ 6.327        485,608
                             2006        $10.000      $10.807        259,256
                             2007        $10.807      $11.511        209,314
                             2008        $11.511      $ 7.924        180,600
                             2009        $ 7.924      $10.017        172,316
                             2010        $10.017      $10.813        172,095
                             2011        $10.813      $10.648        143,629
                             2012        $10.648      $11.948        133,724
                             2013        $11.948      $15.216        102,196

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $34.717      $37.102      7,047,011
                             2005        $37.102      $38.608      4,911,800
                             2006        $38.608      $42.263      3,546,322
                             2007        $42.263      $43.397      2,610,482
                             2008        $43.397      $27.215      2,059,988
                             2009        $27.215      $33.333      1,773,988
                             2010        $33.333      $36.287      1,555,806
                             2011        $36.287      $35.827      1,344,778
                             2012        $35.827      $41.910      1,156,343
                             2013        $41.910      $54.110        973,126
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $17.730        310,836
                             2012        $17.730      $19.666        281,003
                             2013        $19.666      $24.256        241,542
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $18.505        735,961
                             2012        $18.505      $20.739        632,016
                             2013        $20.739      $25.034        542,054
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $19.028      $21.548      3,493,723
                             2005        $21.548      $22.579      2,606,536
                             2006        $22.579      $27.129      1,915,298
                             2007        $27.129      $28.606      1,437,205
                             2008        $28.606      $16.647      1,142,883
                             2009        $16.647      $19.099        975,203
                             2010        $19.099      $21.089        841,462
                             2011        $21.089      $22.786              0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $20.946        196,977
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $11.987      $12.973      1,377,197
                             2005        $12.973      $13.062        945,262
                             2006        $13.062      $14.067        710,366
                             2007        $14.067      $14.437        508,852
                             2008        $14.437      $10.935        395,345
                             2009        $10.935      $15.576        347,143
                             2010        $15.576      $16.915        324,656
                             2011        $16.915      $16.999        280,628
                             2012        $16.999      $19.906        249,580
                             2013        $19.906      $20.619              0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $13.957      $15.260      1,464,501
                             2005        $15.260      $16.082      1,065,844
                             2006        $16.082      $18.098        790,698
                             2007        $18.098      $18.403        628,159
                             2008        $18.403      $13.366        487,539
                             2009        $13.366      $16.483        413,277
                             2010        $16.483      $18.250        373,113
                             2011        $18.250      $19.449              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.829         60,758
                             2005        $10.829      $11.483        174,142
                             2006        $11.483      $12.586        206,849
                             2007        $12.586      $13.584        102,079
                             2008        $13.584      $ 9.567         87,924
                             2009        $ 9.567      $12.275         78,617
                             2010        $12.275      $13.802         80,905
                             2011        $13.802      $12.732         62,553
                             2012        $12.732      $13.919         55,367
                             2013        $13.919      $17.666         45,874

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.138         40,008
                             2005        $11.138      $12.195         43,994
                             2006        $12.195      $12.608         35,417
                             2007        $12.608      $14.608         27,395
                             2008        $14.608      $ 7.652         27,412
                             2009        $ 7.652      $11.790         29,370
                             2010        $11.790      $14.785         12,057
                             2011        $14.785      $13.205         34,324
                             2012        $13.205      $14.523         25,667
                             2013        $14.523      $19.548         24,105
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 9.784      $10.661      5,142,081
                             2005        $10.661      $10.992      3,722,566
                             2006        $10.992      $12.517      2,631,419
                             2007        $12.517      $12.977      1,974,643
                             2008        $12.977      $ 8.047      1,574,580
                             2009        $ 8.047      $10.016      1,457,457
                             2010        $10.016      $11.337      1,264,200
                             2011        $11.337      $11.378      1,140,179
                             2012        $11.378      $12.966        970,264
                             2013        $12.966      $16.852        853,644
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $21.337      $25.367      1,799,377
                             2005        $25.367      $28.650      1,356,098
                             2006        $28.650      $33.966      1,001,339
                             2007        $33.966      $40.270        746,655
                             2008        $40.270      $26.476        609,966
                             2009        $26.476      $31.112        526,890
                             2010        $31.112      $32.778        453,406
                             2011        $32.778      $37.488        395,198
                             2012        $37.488      $43.839        332,947
                             2013        $43.839      $50.931        273,686
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 9.350      $10.384      1,361,018
                             2005        $10.384      $12.602      1,019,103
                             2006        $12.602      $13.391        780,467
                             2007        $13.391      $15.788        596,222
                             2008        $15.788      $ 7.955        475,560
                             2009        $ 7.955      $13.282        395,637
                             2010        $13.282      $16.493        355,514
                             2011        $16.493      $15.060        318,974
                             2012        $15.060      $16.596        274,530
                             2013        $16.596      $17.638              0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $32.295      $35.874      1,686,266
                             2005        $35.874      $38.420      1,201,751
                             2006        $38.420      $49.295        894,573
                             2007        $49.295      $56.141        652,689
                             2008        $56.141      $31.695        523,320
                             2009        $31.695      $39.888        452,304
                             2010        $39.888      $42.143        392,397
                             2011        $42.143      $37.521        330,876
                             2012        $37.521      $43.810        280,331
                             2013        $43.810      $55.038        235,697
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.532      $ 8.352      1,190,435
                             2005        $ 8.352      $ 8.789        854,304
                             2006        $ 8.789      $10.267        622,718
                             2007        $10.267      $11.844        470,489
                             2008        $11.844      $ 6.554        357,203
                             2009        $ 6.554      $ 6.267              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $23.762      $ 24.637     3,076,944
                             2005        $24.637      $ 25.084     2,234,168
                             2006        $25.084      $ 26.123     1,646,739
                             2007        $26.123      $ 27.278     1,280,252
                             2008        $27.278      $ 24.479       996,265
                             2009        $24.479      $ 29.565       876,636
                             2010        $29.565      $ 31.833       757,737
                             2011        $31.833      $ 32.938       659,681
                             2012        $32.938      $ 37.026       570,015
                             2013        $37.026      $ 36.857       493,895
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $11.389      $ 11.382     1,658,557
                             2005        $11.382      $ 11.424     1,253,495
                             2006        $11.424      $ 11.739     1,036,788
                             2007        $11.739      $ 11.906       746,305
                             2008        $11.906      $  9.982       584,564
                             2009        $ 9.982      $ 10.402       583,213
                             2010        $10.402      $ 10.491       510,916
                             2011        $10.491      $ 10.622       421,831
                             2012        $10.622      $ 10.815       364,771
                             2013        $10.815      $ 10.698       324,683
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $14.183      $ 14.096     3,746,714
                             2005        $14.096      $ 14.277     2,747,066
                             2006        $14.277      $ 14.717     2,447,475
                             2007        $14.717      $ 15.214     2,071,826
                             2008        $15.214      $ 15.358     2,037,145
                             2009        $15.358      $ 15.136     1,679,149
                             2010        $15.136      $ 14.916     1,207,729
                             2011        $14.916      $ 14.698     1,039,175
                             2012        $14.698      $ 14.483       879,438
                             2013        $14.483      $ 14.272       735,325
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $45.509      $ 49.838     4,131,819
                             2005        $49.838      $ 58.024     2,949,664
                             2006        $58.024      $ 59.566     2,194,479
                             2007        $59.566      $ 70.154     1,597,858
                             2008        $70.154      $ 36.202     1,291,072
                             2009        $36.202      $ 61.110     1,138,719
                             2010        $61.110      $ 76.927       995,460
                             2011        $76.927      $ 70.688       852,329
                             2012        $70.688      $ 78.263       730,858
                             2013        $78.263      $116.256       667,006
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $30.314      $ 32.968     3,178,632
                             2005        $32.968      $ 35.188     2,306,062
                             2006        $35.188      $ 39.878     1,770,166
                             2007        $39.878      $ 42.681     1,362,995
                             2008        $42.681      $ 31.969     1,094,968
                             2009        $31.969      $ 37.716       982,149
                             2010        $37.716      $ 39.695       874,248
                             2011        $39.695      $ 35.999       755,052
                             2012        $35.999      $ 37.918       642,262
                             2013        $37.918      $ 40.428             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.970      $ 10.915       457,153
                             2005        $10.915      $ 11.318       334,455
                             2006        $11.320      $ 12.930       240,380
                             2007        $12.926      $ 11.966       183,364
                             2008        $11.966      $  7.228       137,784
                             2009        $ 7.228      $  9.245       115,229
                             2010        $ 9.245      $ 10.419        97,605
                             2011        $10.419      $  9.789        80,585
                             2012        $ 9.789      $ 11.491        72,545
                             2013        $11.491      $ 15.362        68,334

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.292      $ 8.349        811,538
                             2005        $ 8.349      $ 9.230        726,556
                             2006        $ 9.230      $11.616        712,821
                             2007        $11.616      $12.402        549,659
                             2008        $12.402      $ 6.849        421,955
                             2009        $ 6.849      $ 8.410        350,095
                             2010        $ 8.410      $ 9.118        262,718
                             2011        $ 9.118      $ 7.463        229,429
                             2012        $ 7.463      $ 8.964        186,917
                             2013        $ 8.964      $11.312        163,004
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.766      $13.389        218,058
                             2005        $13.389      $14.120        160,174
                             2006        $14.120      $16.320        110,309
                             2007        $16.320      $14.033         70,088
                             2008        $14.033      $ 8.384         49,787
                             2009        $ 8.384      $10.866         40,403
                             2010        $10.866      $13.489         41,084
                             2011        $13.489      $12.663         38,534
                             2012        $12.663      $14.658         35,563
                             2013        $14.658      $20.163         37,608
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.529      $ 5.722        771,536
                             2005        $ 5.722      $ 5.959        557,264
                             2006        $ 5.959      $ 6.191        408,396
                             2007        $ 6.191      $ 6.436        290,349
                             2008        $ 6.436      $ 3.993        180,582
                             2009        $ 3.993      $ 6.448        199,424
                             2010        $ 6.448      $ 7.675        154,811
                             2011        $ 7.675      $ 6.213        122,238
                             2012        $ 6.213      $ 6.992        113,343
                             2013        $ 6.992      $ 9.902         90,390
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $ 9.993      $12.122        752,985
                             2005        $12.122      $15.989        657,079
                             2006        $15.989      $21.606        524,432
                             2007        $21.606      $29.898        368,351
                             2008        $29.898      $12.777        272,999
                             2009        $12.777      $21.383        254,936
                             2010        $21.383      $25.077        264,272
                             2011        $25.077      $20.208        223,530
                             2012        $20.208      $23.883        194,262
                             2013        $23.883      $23.291        157,756
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.518      $ 9.852        673,859
                             2005        $ 9.852      $10.782        564,965
                             2006        $10.782      $13.295        534,694
                             2007        $13.295      $15.009        400,579
                             2008        $15.009      $ 8.189        319,952
                             2009        $ 8.189      $10.693        240,571
                             2010        $10.693      $11.135        215,977
                             2011        $11.135      $10.568        176,981
                             2012        $10.568      $11.854        148,718
                             2013        $11.854      $13.543      1,817,551
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 8.825      $ 9.371      1,827,817
                             2005        $ 9.371      $10.685      1,393,539
                             2006        $10.685      $10.961        990,122
                             2007        $10.961      $13.164        721,808
                             2008        $13.164      $ 6.591        606,443
                             2009        $ 6.591      $10.751        525,200
                             2010        $10.751      $13.015        481,558
                             2011        $13.015      $12.465        413,342
                             2012        $12.465      $14.047        359,551
                             2013        $14.047      $20.495        321,767

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.224      $12.250       571,267
                             2005        $12.250      $14.191       519,595
                             2006        $14.191      $15.280       408,245
                             2007        $15.280      $18.466       302,026
                             2008        $18.466      $ 9.685       213,660
                             2009        $ 9.685      $15.046       170,802
                             2010        $15.046      $19.616       150,960
                             2011        $19.616      $17.952       132,284
                             2012        $17.952      $19.224       107,774
                             2013        $19.224      $26.043        95,291
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $16.049      $21.569       610,706
                             2005        $21.569      $24.877       473,300
                             2006        $24.877      $33.839       354,666
                             2007        $33.839      $27.648       200,264
                             2008        $27.648      $16.918       145,180
                             2009        $16.918      $21.395       121,883
                             2010        $21.395      $27.398       111,124
                             2011        $27.398      $28.594       103,646
                             2012        $28.594      $32.634        89,850
                             2013        $32.634      $32.815        75,009



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                          MORTALITY & EXPENSE = 1.38



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.197      $11.175        11,954
                             2005        $11.175      $11.517         6,419
                             2006        $11.517      $13.276         6,363
                             2007        $13.276      $13.715         4,614
                             2008        $13.715      $ 8.014         2,126
                             2009        $ 8.014      $ 9.503         2,111
                             2010        $ 9.503      $10.562           474
                             2011        $10.562      $11.039           463
                             2012        $11.039      $12.752           207
                             2013        $12.752      $16.911           199
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 7.006      $ 7.906           830
                             2005        $ 7.906      $ 8.696         2,872
                             2006        $ 8.696      $ 8.463         3,247
                             2007        $ 8.463      $ 9.393         3,201
                             2008        $ 9.393      $ 5.313         3,302
                             2009        $ 5.313      $ 6.955         3,422
                             2010        $ 6.955      $ 7.867         3,418
                             2011        $ 7.867      $ 7.827           421
                             2012        $ 7.827      $ 8.759           407
                             2013        $ 8.759      $11.541           395
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.611      $ 7.058            85
                             2005        $ 7.058      $ 7.987           348
                             2006        $ 7.987      $ 7.819           347
                             2007        $ 7.819      $ 8.752           346
                             2008        $ 8.752      $ 5.190           498
                             2009        $ 5.190      $ 7.011           496
                             2010        $ 7.011      $ 7.587           478
                             2011        $ 7.587      $ 7.231           460
                             2012        $ 7.231      $ 8.273           444
                             2013        $ 8.273      $11.168           427

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.703            0
                             2005        $10.703      $10.896          290
                             2006        $10.896      $11.741          284
                             2007        $11.741      $11.882          278
                             2008        $11.882      $ 8.970          196
                             2009        $ 8.970      $12.613        1,106
                             2010        $12.613      $14.075        1,110
                             2011        $14.075      $14.501          182
                             2012        $14.501      $16.511          401
                             2013        $16.511      $17.542          397
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.249        7,572
                             2005        $11.249      $11.262        6,857
                             2006        $11.262      $13.121        9,948
                             2007        $13.121      $13.413        5,826
                             2008        $13.413      $ 9.296        3,958
                             2009        $ 9.296      $12.420        3,957
                             2010        $12.420      $13.789        5,141
                             2011        $13.789      $13.911        5,114
                             2012        $13.911      $15.440        5,088
                             2013        $15.440      $17.334        6,564
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.342        1,889
                             2006        $11.342      $13.073        2,373
                             2007        $13.073      $12.574        1,217
                             2008        $12.574      $ 8.298        1,109
                             2009        $ 8.298      $10.560            0
                             2010        $10.560      $13.342            0
                             2011        $13.342      $12.652            0
                             2012        $12.652      $14.758            0
                             2013        $14.758      $19.810            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.960            0
                             2005        $10.960      $11.939          330
                             2006        $11.939      $13.926          330
                             2007        $13.926      $14.198          329
                             2008        $14.198      $ 8.798          329
                             2009        $ 8.798      $10.926          328
                             2010        $10.926      $11.971          328
                             2011        $11.971      $11.673          327
                             2012        $11.673      $13.139          271
                             2013        $13.139      $16.605          271
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.528            0
                             2005        $11.528      $12.513        2,894
                             2006        $12.513      $14.974        2,784
                             2007        $14.974      $17.034        2,698
                             2008        $17.034      $10.006        2,432
                             2009        $10.006      $13.512        2,395
                             2010        $13.512      $14.432        2,552
                             2011        $14.432      $12.708          893
                             2012        $12.708      $14.804          479
                             2013        $14.804      $17.937          464

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.543      $ 5.846         1,315
                             2005        $ 5.846      $ 6.217           637
                             2006        $ 6.217      $ 6.301           653
                             2007        $ 6.301      $ 7.261           575
                             2008        $ 7.261      $ 3.649           690
                             2009        $ 3.649      $ 5.971           526
                             2010        $ 5.971      $ 7.051           471
                             2011        $ 7.051      $ 6.519           453
                             2012        $ 6.519      $ 7.305         1,465
                             2013        $ 7.305      $10.086         1,294
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.738      $10.995         2,089
                             2005        $10.995      $12.167           456
                             2006        $12.167      $14.470         1,070
                             2007        $14.470      $15.375           313
                             2008        $15.375      $ 8.894           234
                             2009        $ 8.894      $12.199           221
                             2010        $12.199      $14.694           212
                             2011        $14.694      $14.612           204
                             2012        $14.612      $16.888           196
                             2013        $16.888      $22.342           190
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.115      $ 7.475         1,641
                             2005        $ 7.475      $ 8.016         1,568
                             2006        $ 8.016      $ 8.396         1,579
                             2007        $ 8.396      $ 9.266         1,474
                             2008        $ 9.266      $ 5.250         1,593
                             2009        $ 5.250      $ 6.263         1,119
                             2010        $ 6.263      $ 7.127         1,078
                             2011        $ 7.127      $ 6.467         1,043
                             2012        $ 6.467      $ 7.431             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.402      $12.069         6,312
                             2005        $12.069      $12.412        11,014
                             2006        $12.412      $14.222        10,255
                             2007        $14.222      $13.725        10,728
                             2008        $13.725      $ 8.699        10,676
                             2009        $ 8.699      $11.039         8,608
                             2010        $11.039      $12.615         8,208
                             2011        $12.615      $12.201         7,941
                             2012        $12.201      $14.333         7,222
                             2013        $14.333      $19.203         6,618
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.807             0
                             2007        $10.807      $11.511             0
                             2008        $11.511      $ 7.924             0
                             2009        $ 7.924      $10.017             0
                             2010        $10.017      $10.813             0
                             2011        $10.813      $10.648             0
                             2012        $10.648      $11.948             0
                             2013        $11.948      $15.216             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.979      $10.664        53,435
                             2005        $10.664      $11.097        40,658
                             2006        $11.097      $12.148        38,857
                             2007        $12.148      $12.474        37,273
                             2008        $12.474      $ 7.823        37,422
                             2009        $ 7.823      $ 9.581        32,554
                             2010        $ 9.581      $10.430        28,541
                             2011        $10.430      $10.298        27,391
                             2012        $10.298      $12.046        24,702
                             2013        $12.046      $15.553        22,760
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.258             0
                             2012        $14.258      $15.815             0
                             2013        $15.815      $19.507             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.398         4,401
                             2012        $10.398      $11.654         3,810
                             2013        $11.654      $14.067         2,047
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.692      $12.108        22,011
                             2005        $12.108      $12.687        18,483
                             2006        $12.687      $15.244         8,209
                             2007        $15.244      $16.074         7,142
                             2008        $16.074      $ 9.354         7,298
                             2009        $ 9.354      $10.732         6,601
                             2010        $10.732      $11.850         5,357
                             2011        $11.850      $12.803             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.534           324
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.173      $ 7.763         3,619
                             2005        $ 7.763      $ 7.816         2,136
                             2006        $ 7.816      $ 8.417         2,152
                             2007        $ 8.417      $ 8.639         2,019
                             2008        $ 8.639      $ 6.543         1,910
                             2009        $ 6.543      $ 9.320           331
                             2010        $ 9.320      $10.122           318
                             2011        $10.122      $10.172           321
                             2012        $10.172      $11.912           302
                             2013        $11.912      $12.338             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.224      $12.272         3,582
                             2005        $12.272      $12.933         1,535
                             2006        $12.933      $14.555         1,522
                             2007        $14.555      $14.799             0
                             2008        $14.799      $10.749             0
                             2009        $10.749      $13.255             0
                             2010        $13.255      $14.677             0
                             2011        $14.677      $15.641             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.829             0
                             2005        $10.829      $11.482             0
                             2006        $11.482      $12.586             0
                             2007        $12.586      $13.584             0
                             2008        $13.584      $ 9.567             0
                             2009        $ 9.567      $12.274             0
                             2010        $12.274      $13.801             0
                             2011        $13.801      $12.731             0
                             2012        $12.731      $13.918             0
                             2013        $13.918      $17.665             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.138             0
                             2005        $11.138      $12.194             0
                             2006        $12.194      $12.606             0
                             2007        $12.606      $14.606             0
                             2008        $14.606      $ 7.651             0
                             2009        $ 7.651      $11.789             0
                             2010        $11.789      $14.784             0
                             2011        $14.784      $13.203             0
                             2012        $13.203      $14.521             0
                             2013        $14.521      $19.545             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.302      $ 9.047        22,901
                             2005        $ 9.047      $ 9.327        10,957
                             2006        $ 9.327      $10.621         3,301
                             2007        $10.621      $11.011         3,661
                             2008        $11.011      $ 6.828         3,714
                             2009        $ 6.828      $ 8.499         3,627
                             2010        $ 8.499      $ 9.620         3,076
                             2011        $ 9.620      $ 9.654         3,014
                             2012        $ 9.654      $11.002         2,962
                             2013        $11.002      $14.299         4,606
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.518      $ 7.749        31,354
                             2005        $ 7.749      $ 8.752        23,904
                             2006        $ 8.752      $10.376        21,584
                             2007        $10.376      $12.302        21,346
                             2008        $12.302      $ 8.088        21,209
                             2009        $ 8.088      $ 9.504        20,079
                             2010        $ 9.504      $10.013        17,439
                             2011        $10.013      $11.452        16,980
                             2012        $11.452      $13.392        17,188
                             2013        $13.392      $15.559        16,730
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.763      $ 7.511         1,721
                             2005        $ 7.511      $ 9.115           729
                             2006        $ 9.115      $ 9.686           729
                             2007        $ 9.686      $11.419           729
                             2008        $11.419      $ 5.754           728
                             2009        $ 5.754      $ 9.607             0
                             2010        $ 9.607      $11.930             0
                             2011        $11.930      $10.893             0
                             2012        $10.893      $12.004             0
                             2013        $12.004      $12.758             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.302      $ 9.222        22,618
                             2005        $ 9.222      $ 9.877        11,102
                             2006        $ 9.877      $12.673         8,270
                             2007        $12.673      $14.433         8,084
                             2008        $14.433      $ 8.148         8,082
                             2009        $ 8.148      $10.254         4,838
                             2010        $10.254      $10.834         3,127
                             2011        $10.834      $ 9.646         2,820
                             2012        $ 9.646      $11.263         2,820
                             2013        $11.263      $14.149           813
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.515      $ 8.333           768
                             2005        $ 8.333      $ 8.769         1,415
                             2006        $ 8.769      $10.243         1,414
                             2007        $10.243      $11.816           617
                             2008        $11.816      $ 6.539           617
                             2009        $ 6.539      $ 6.252             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.014      $12.457        20,752
                             2005        $12.457      $12.682        18,809
                             2006        $12.682      $13.208        20,068
                             2007        $13.208      $13.792        15,423
                             2008        $13.792      $12.377        12,465
                             2009        $12.377      $14.948        10,540
                             2010        $14.948      $16.095         7,931
                             2011        $16.095      $16.653         7,315
                             2012        $16.653      $18.720         3,633
                             2013        $18.720      $18.635         5,217
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.867      $10.860        14,163
                             2005        $10.860      $10.900        11,671
                             2006        $10.900      $11.200        13,956
                             2007        $11.200      $11.360        11,715
                             2008        $11.360      $ 9.524         9,530
                             2009        $ 9.524      $ 9.925        10,148
                             2010        $ 9.925      $10.010         7,402
                             2011        $10.010      $10.134         6,990
                             2012        $10.134      $10.318         7,254
                             2013        $10.318      $10.207         8,229
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.156      $10.094         7,414
                             2005        $10.094      $10.223         8,697
                             2006        $10.223      $10.539         6,810
                             2007        $10.539      $10.895         6,859
                             2008        $10.895      $10.998         6,225
                             2009        $10.998      $10.839         1,040
                             2010        $10.839      $10.681           784
                             2011        $10.681      $10.525           715
                             2012        $10.525      $10.371           770
                             2013        $10.371      $10.220           651

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.855      $ 7.507        73,329
                             2005        $ 7.507      $ 8.740        40,658
                             2006        $ 8.740      $ 8.972        23,587
                             2007        $ 8.972      $10.567        16,815
                             2008        $10.567      $ 5.453        17,707
                             2009        $ 5.453      $ 9.205        13,148
                             2010        $ 9.205      $11.587         7,740
                             2011        $11.587      $10.647         7,358
                             2012        $10.647      $11.788         6,503
                             2013        $11.788      $17.511         4,114
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.844      $10.706        34,113
                             2005        $10.706      $11.427        28,478
                             2006        $11.427      $12.950        25,606
                             2007        $12.950      $13.860        25,947
                             2008        $13.860      $10.381        23,735
                             2009        $10.381      $12.248        17,894
                             2010        $12.248      $12.890        21,790
                             2011        $12.890      $11.690        20,805
                             2012        $11.690      $12.313        18,940
                             2013        $12.313      $13.128             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.448      $10.344           917
                             2005        $10.344      $10.725           737
                             2006        $10.725      $12.249           737
                             2007        $12.249      $11.340           737
                             2008        $11.340      $ 6.849           737
                             2009        $ 6.849      $ 8.761           737
                             2010        $ 8.761      $ 9.873           509
                             2011        $ 9.873      $ 9.277           509
                             2012        $ 9.277      $10.889           509
                             2013        $10.889      $14.557           184
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.289      $ 9.490         3,719
                             2005        $ 9.490      $10.492         5,087
                             2006        $10.492      $13.204         7,531
                             2007        $13.204      $14.098         4,654
                             2008        $14.098      $ 7.785         5,141
                             2009        $ 7.785      $ 9.560         3,803
                             2010        $ 9.560      $10.364         3,837
                             2011        $10.364      $ 8.483         3,946
                             2012        $ 8.483      $10.190         3,952
                             2013        $10.190      $12.859         3,839
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.766      $13.389             0
                             2005        $13.389      $14.120             0
                             2006        $14.120      $16.320             0
                             2007        $16.320      $14.033             0
                             2008        $14.033      $ 8.384             0
                             2009        $ 8.384      $10.866             0
                             2010        $10.866      $13.489             0
                             2011        $13.489      $12.663             0
                             2012        $12.663      $14.658             0
                             2013        $14.658      $20.163             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.741      $ 6.976         1,027
                             2005        $ 6.976      $ 7.265         1,018
                             2006        $ 7.265      $ 7.548         1,030
                             2007        $ 7.548      $ 7.847           995
                             2008        $ 7.847      $ 4.868           968
                             2009        $ 4.868      $ 7.862           773
                             2010        $ 7.862      $ 9.358           698
                             2011        $ 9.358      $ 7.575           756
                             2012        $ 7.575      $ 8.525           708
                             2013        $ 8.525      $12.073           605
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.633      $14.111           832
                             2005        $14.111      $18.612         1,442
                             2006        $18.612      $25.151         1,240
                             2007        $25.151      $34.803         1,184
                             2008        $34.803      $14.874         1,278
                             2009        $14.874      $24.891           572
                             2010        $24.891      $29.192           587
                             2011        $29.192      $23.524           236
                             2012        $23.524      $27.802           346
                             2013        $27.802      $27.112           346
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.346      $ 9.653         5,792
                             2005        $ 9.653      $10.564         4,258
                             2006        $10.564      $13.026         3,826
                             2007        $13.026      $14.706         3,378
                             2008        $14.706      $ 8.023         3,734
                             2009        $ 8.023      $10.477         2,914
                             2010        $10.477      $10.910         2,899
                             2011        $10.910      $10.355         2,760
                             2012        $10.355      $11.615         2,550
                             2013        $11.615      $13.269        12,442
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.192      $ 7.637             0
                             2005        $ 7.637      $ 8.708           400
                             2006        $ 8.708      $ 8.932             0
                             2007        $ 8.932      $10.728             0
                             2008        $10.728      $ 5.371             0
                             2009        $ 5.371      $ 8.762             0
                             2010        $ 8.762      $10.607             0
                             2011        $10.607      $10.159             0
                             2012        $10.159      $11.448             0
                             2013        $11.448      $16.703             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.224      $12.250           333
                             2005        $12.250      $14.191           664
                             2006        $14.191      $15.280         1,262
                             2007        $15.280      $18.466           546
                             2008        $18.466      $ 9.685           476
                             2009        $ 9.685      $15.046           465
                             2010        $15.046      $19.616           458
                             2011        $19.616      $17.952           452
                             2012        $17.952      $19.224           445
                             2013        $19.224      $26.043           389

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.371      $19.313          661
                             2005        $19.313      $22.275          312
                             2006        $22.275      $30.300          990
                             2007        $30.300      $24.756          315
                             2008        $24.756      $15.148          346
                             2009        $15.148      $19.158        1,437
                             2010        $19.158      $24.532        1,269
                             2011        $24.532      $25.603          311
                             2012        $25.603      $29.221          262
                             2013        $29.221      $29.383          269



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION
                      OR DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.42



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.060      $11.020        22,522
                             2005        $11.020      $11.353        59,040
                             2006        $11.353      $13.081        52,134
                             2007        $13.081      $13.509        37,570
                             2008        $13.509      $ 7.891        36,758
                             2009        $ 7.891      $ 9.353        14,809
                             2010        $ 9.353      $10.391        14,537
                             2011        $10.391      $10.856        13,573
                             2012        $10.856      $12.535        12,428
                             2013        $12.535      $16.617        11,236
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.633      $ 6.354        10,400
                             2005        $ 6.354      $ 6.987        23,815
                             2006        $ 6.987      $ 6.796        27,978
                             2007        $ 6.796      $ 7.541        17,791
                             2008        $ 7.541      $ 4.263        11,650
                             2009        $ 4.263      $ 5.579         5,366
                             2010        $ 5.579      $ 6.308         5,201
                             2011        $ 6.308      $ 6.273         2,096
                             2012        $ 6.273      $ 7.017         1,843
                             2013        $ 7.017      $ 9.243         1,623
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.366      $ 5.726         4,621
                             2005        $ 5.726      $ 6.477         9,752
                             2006        $ 6.477      $ 6.339        14,317
                             2007        $ 6.339      $ 7.093        11,209
                             2008        $ 7.093      $ 4.204        16,812
                             2009        $ 4.204      $ 5.677        23,524
                             2010        $ 5.677      $ 6.141        14,999
                             2011        $ 6.141      $ 5.851         7,318
                             2012        $ 5.851      $ 6.691         7,316
                             2013        $ 6.691      $ 9.029         5,192

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.701             0
                             2005        $10.701      $10.888         1,451
                             2006        $10.888      $11.728         1,462
                             2007        $11.728      $11.864         1,479
                             2008        $11.864      $ 8.953         2,799
                             2009        $ 8.953      $12.583         3,399
                             2010        $12.583      $14.037         4,275
                             2011        $14.037      $14.456         3,132
                             2012        $14.456      $16.453         4,242
                             2013        $16.453      $17.473         2,444
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.246         5,173
                             2005        $11.246      $11.254        13,076
                             2006        $11.254      $13.106        19,241
                             2007        $13.106      $13.392        15,465
                             2008        $13.392      $ 9.278        13,565
                             2009        $ 9.278      $12.391        14,143
                             2010        $12.391      $13.751        20,090
                             2011        $13.751      $13.867         5,942
                             2012        $13.867      $15.385         6,006
                             2013        $15.385      $17.266         5,603
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.339             0
                             2006        $11.339      $13.065        17,519
                             2007        $13.065      $12.560        28,261
                             2008        $12.560      $ 8.286        26,621
                             2009        $ 8.286      $10.541        13,923
                             2010        $10.541      $13.312        14,376
                             2011        $13.312      $12.618        14,826
                             2012        $12.618      $14.713        14,473
                             2013        $14.713      $19.742         9,302
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.957         1,650
                             2005        $10.957      $11.930        24,837
                             2006        $11.930      $13.911        27,846
                             2007        $13.911      $14.176        26,279
                             2008        $14.176      $ 8.781        22,201
                             2009        $ 8.781      $10.901        24,332
                             2010        $10.901      $11.939        25,381
                             2011        $11.939      $11.637        19,840
                             2012        $11.637      $13.093        19,125
                             2013        $13.093      $16.540         8,266
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.525           351
                             2005        $11.525      $12.505        30,728
                             2006        $12.505      $14.958        24,011
                             2007        $14.958      $17.008        29,948
                             2008        $17.008      $ 9.988        28,213
                             2009        $ 9.988      $13.481        15,196
                             2010        $13.481      $14.394        18,519
                             2011        $14.394      $12.669        16,494
                             2012        $12.669      $14.753        17,254
                             2013        $14.753      $17.868         7,039

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.570      $ 4.817        70,463
                             2005        $ 4.817      $ 5.121       119,379
                             2006        $ 5.121      $ 5.188        94,371
                             2007        $ 5.188      $ 5.976        84,339
                             2008        $ 5.976      $ 3.002        76,746
                             2009        $ 3.002      $ 4.911        57,500
                             2010        $ 4.911      $ 5.797        55,040
                             2011        $ 5.797      $ 5.357        28,899
                             2012        $ 5.357      $ 6.000        30,430
                             2013        $ 6.000      $ 8.282        22,030
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.633      $10.872        20,113
                             2005        $10.872      $12.026        61,240
                             2006        $12.026      $14.297        62,775
                             2007        $14.297      $15.185        65,728
                             2008        $15.185      $ 8.781        53,200
                             2009        $ 8.781      $12.039        30,741
                             2010        $12.039      $14.495        30,353
                             2011        $14.495      $14.408        27,514
                             2012        $14.408      $16.646        29,594
                             2013        $16.646      $22.013        15,154
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.943      $ 6.241        17,146
                             2005        $ 6.241      $ 6.691        18,156
                             2006        $ 6.691      $ 7.005        20,083
                             2007        $ 7.005      $ 7.728        10,367
                             2008        $ 7.728      $ 4.377         8,207
                             2009        $ 4.377      $ 5.220         9,085
                             2010        $ 5.220      $ 5.937         9,054
                             2011        $ 5.937      $ 5.385         8,873
                             2012        $ 5.385      $ 6.187             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.395      $12.057        42,824
                             2005        $12.057      $12.394        91,027
                             2006        $12.394      $14.195        85,371
                             2007        $14.195      $13.694        79,601
                             2008        $13.694      $ 8.676        61,204
                             2009        $ 8.676      $11.005        39,761
                             2010        $11.005      $12.571        37,080
                             2011        $12.571      $12.154        34,394
                             2012        $12.154      $14.272        33,106
                             2013        $14.272      $19.114        20,099
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.804         5,693
                             2007        $10.804      $11.503         5,461
                             2008        $11.503      $ 7.916         2,527
                             2009        $ 7.916      $10.003         1,261
                             2010        $10.003      $10.793           909
                             2011        $10.793      $10.624           793
                             2012        $10.624      $11.916         2,991
                             2013        $11.916      $15.169         2,645

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $10.149      $10.841       201,114
                             2005        $10.841      $11.277       257,558
                             2006        $11.277      $12.340       229,748
                             2007        $12.340      $12.666       145,445
                             2008        $12.666      $ 7.940       136,325
                             2009        $ 7.940      $ 9.721       117,149
                             2010        $ 9.721      $10.578       108,381
                             2011        $10.578      $10.440        82,654
                             2012        $10.440      $12.207        80,692
                             2013        $12.207      $15.755        71,587
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.862        15,974
                             2012        $13.862      $15.369        15,873
                             2013        $15.369      $18.949         2,849
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $ 9.969        35,133
                             2012        $ 9.969      $11.168        34,563
                             2013        $11.168      $13.475        32,540
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.283      $11.640        72,505
                             2005        $11.640      $12.192       121,814
                             2006        $12.192      $14.644       108,877
                             2007        $14.644      $15.434        83,752
                             2008        $15.434      $ 8.978        69,387
                             2009        $ 8.978      $10.297        46,562
                             2010        $10.297      $11.365        41,938
                             2011        $11.365      $12.278             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $ 9.077         6,209
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 5.215      $ 5.642        22,282
                             2005        $ 5.642      $ 5.679        37,232
                             2006        $ 5.679      $ 6.113        32,294
                             2007        $ 6.113      $ 6.271        27,562
                             2008        $ 6.271      $ 4.748        21,347
                             2009        $ 4.748      $ 6.760        10,483
                             2010        $ 6.760      $ 7.339        11,519
                             2011        $ 7.339      $ 7.372         9,759
                             2012        $ 7.372      $ 8.630        10,963
                             2013        $ 8.630      $ 8.937             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $10.947      $11.964        26,357
                             2005        $11.964      $12.604        44,906
                             2006        $12.604      $14.178        27,742
                             2007        $14.178      $14.411        20,535
                             2008        $14.411      $10.462        16,969
                             2009        $10.462      $12.897        16,348
                             2010        $12.897      $14.274        15,959
                             2011        $14.274      $15.210             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.826             0
                             2005        $10.826      $11.475        12,449
                             2006        $11.475      $12.572        13,121
                             2007        $12.572      $13.564         9,875
                             2008        $13.564      $ 9.549         8,573
                             2009        $ 9.549      $12.247         9,855
                             2010        $12.247      $13.764         9,441
                             2011        $13.764      $12.692         3,629
                             2012        $12.692      $13.870         3,210
                             2013        $13.870      $17.597         3,156
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.135         2,594
                             2005        $11.135      $12.187         3,141
                             2006        $12.187      $12.595         4,837
                             2007        $12.595      $14.587         4,045
                             2008        $14.587      $ 7.638         4,036
                             2009        $ 7.638      $11.764         4,057
                             2010        $11.764      $14.746         4,033
                             2011        $14.746      $13.165         4,868
                             2012        $13.165      $14.473         3,990
                             2013        $14.473      $19.473         4,777
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.443      $ 8.107        12,703
                             2005        $ 8.107      $ 8.356        40,893
                             2006        $ 8.356      $ 9.511        40,201
                             2007        $ 9.511      $ 9.856        34,160
                             2008        $ 9.856      $ 6.109        24,877
                             2009        $ 6.109      $ 7.602        23,261
                             2010        $ 7.602      $ 8.601        19,706
                             2011        $ 8.601      $ 8.628        18,417
                             2012        $ 8.628      $ 9.828        24,689
                             2013        $ 9.828      $12.769        19,631
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.503      $ 7.728        78,558
                             2005        $ 7.728      $ 8.724        89,956
                             2006        $ 8.724      $10.339        93,096
                             2007        $10.339      $12.253        79,705
                             2008        $12.253      $ 8.053        60,324
                             2009        $ 8.053      $ 9.459        42,785
                             2010        $ 9.459      $ 9.962        33,254
                             2011        $ 9.962      $11.389        32,102
                             2012        $11.389      $13.313        31,790
                             2013        $13.313      $15.460        24,251
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.456      $ 7.167        18,652
                             2005        $ 7.167      $ 8.694        21,685
                             2006        $ 8.694      $ 9.235        19,378
                             2007        $ 9.235      $10.883        18,544
                             2008        $10.883      $ 5.481        19,585
                             2009        $ 5.481      $ 9.149        11,547
                             2010        $ 9.149      $11.356        10,969
                             2011        $11.356      $10.365        11,936
                             2012        $10.365      $11.418        11,495
                             2013        $11.418      $12.133             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 7.331      $ 8.140        58,810
                             2005        $ 8.140      $ 8.715        88,725
                             2006        $ 8.715      $11.177        67,849
                             2007        $11.177      $12.724        65,513
                             2008        $12.724      $ 7.180        63,916
                             2009        $ 7.180      $ 9.033        53,287
                             2010        $ 9.033      $ 9.540        48,852
                             2011        $ 9.540      $ 8.490        43,343
                             2012        $ 8.490      $ 9.909        41,097
                             2013        $ 9.909      $12.444        36,292
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.405      $ 7.099           494
                             2005        $ 7.099      $ 7.468         2,513
                             2006        $ 7.468      $ 8.720         1,341
                             2007        $ 8.720      $10.055         1,302
                             2008        $10.055      $ 5.562         3,779
                             2009        $ 5.562      $ 5.318             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.887      $13.356        61,127
                             2005        $13.356      $13.592        81,861
                             2006        $13.592      $14.150        65,971
                             2007        $14.150      $14.770        64,761
                             2008        $14.770      $13.249        43,751
                             2009        $13.249      $15.995        39,114
                             2010        $15.995      $17.215        46,450
                             2011        $17.215      $17.805        37,778
                             2012        $17.805      $20.008        37,457
                             2013        $20.008      $19.908        21,271
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $11.185      $11.173        15,470
                             2005        $11.173      $11.210        24,262
                             2006        $11.210      $11.514        23,734
                             2007        $11.514      $11.674        18,251
                             2008        $11.674      $ 9.783        10,111
                             2009        $ 9.783      $10.191         9,337
                             2010        $10.191      $10.274         8,419
                             2011        $10.274      $10.398         8,247
                             2012        $10.398      $10.582         8,148
                             2013        $10.582      $10.464         6,543
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.396      $10.328        36,878
                             2005        $10.328      $10.457        36,620
                             2006        $10.457      $10.775        52,665
                             2007        $10.775      $11.135        46,208
                             2008        $11.135      $11.235        70,987
                             2009        $11.235      $11.069        54,675
                             2010        $11.069      $10.903        22,345
                             2011        $10.903      $10.740        36,182
                             2012        $10.740      $10.578        24,351
                             2013        $10.578      $10.420        27,301
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.442      $ 7.052       140,268
                             2005        $ 7.052      $ 8.207       241,473
                             2006        $ 8.207      $ 8.422       188,461
                             2007        $ 8.422      $ 9.915       165,865
                             2008        $ 9.915      $ 5.114       149,256
                             2009        $ 5.114      $ 8.630       138,592
                             2010        $ 8.630      $10.859       127,972
                             2011        $10.859      $ 9.974        90,419
                             2012        $ 9.974      $11.039        81,022
                             2013        $11.039      $16.391        86,844

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.690      $10.533       117,831
                             2005        $10.533      $11.238       126,554
                             2006        $11.238      $12.731       111,525
                             2007        $12.731      $13.621        99,969
                             2008        $13.621      $10.198        89,673
                             2009        $10.198      $12.027        89,342
                             2010        $12.027      $12.652        83,125
                             2011        $12.652      $11.470        68,869
                             2012        $11.470      $12.076        63,538
                             2013        $12.076      $12.874             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.739      $10.658         7,921
                             2005        $10.658      $11.047        22,040
                             2006        $11.047      $12.612        21,435
                             2007        $12.612      $11.670        17,489
                             2008        $11.670      $ 7.046         6,035
                             2009        $ 7.046      $ 9.009         2,157
                             2010        $ 9.009      $10.149         2,106
                             2011        $10.149      $ 9.532         1,847
                             2012        $ 9.532      $11.185         1,803
                             2013        $11.185      $14.946         1,803
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.228      $ 8.272        14,061
                             2005        $ 8.272      $ 9.142        27,526
                             2006        $ 9.142      $11.500        24,109
                             2007        $11.500      $12.273        30,068
                             2008        $12.273      $ 6.775        27,932
                             2009        $ 6.775      $ 8.317        10,428
                             2010        $ 8.317      $ 9.013         6,185
                             2011        $ 9.013      $ 7.374         3,410
                             2012        $ 7.374      $ 8.854         3,378
                             2013        $ 8.854      $11.168         3,237
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.759      $13.374           701
                             2005        $13.374      $14.099           701
                             2006        $14.099      $16.289           701
                             2007        $16.289      $14.002           701
                             2008        $14.002      $ 8.362           462
                             2009        $ 8.362      $10.833           462
                             2010        $10.833      $13.442             0
                             2011        $13.442      $12.614             0
                             2012        $12.614      $14.596             0
                             2013        $14.596      $20.069           784
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.516      $ 5.706        20,971
                             2005        $ 5.706      $ 5.940        29,031
                             2006        $ 5.940      $ 6.169        28,932
                             2007        $ 6.169      $ 6.411        18,038
                             2008        $ 6.411      $ 3.976        18,028
                             2009        $ 3.976      $ 6.418        16,727
                             2010        $ 6.418      $ 7.636        19,239
                             2011        $ 7.636      $ 6.178        19,540
                             2012        $ 6.178      $ 6.951        17,538
                             2013        $ 6.951      $ 9.839         8,406
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $ 7.771      $ 9.423        11,797
                             2005        $ 9.423      $12.424        70,216
                             2006        $12.424      $16.782        72,527
                             2007        $16.782      $23.213        79,423
                             2008        $23.213      $ 9.917        98,099
                             2009        $ 9.917      $16.589        83,470
                             2010        $16.589      $19.447        85,822
                             2011        $19.447      $15.665        83,849
                             2012        $15.665      $18.506        83,051
                             2013        $18.506      $18.040        55,412

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 7.392      $ 8.547        17,590
                             2005        $ 8.547      $ 9.350        23,231
                             2006        $ 9.350      $11.524        24,810
                             2007        $11.524      $13.005        15,779
                             2008        $13.005      $ 7.093        14,800
                             2009        $ 7.093      $ 9.258        10,374
                             2010        $ 9.258      $ 9.637        10,039
                             2011        $ 9.637      $ 9.142         7,523
                             2012        $ 9.142      $10.251         7,521
                             2013        $10.251      $11.706        69,388
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.086      $ 6.460        26,153
                             2005        $ 6.460      $ 7.362        36,554
                             2006        $ 7.362      $ 7.549        34,992
                             2007        $ 7.549      $ 9.063        20,902
                             2008        $ 9.063      $ 4.536        17,816
                             2009        $ 4.536      $ 7.396        18,118
                             2010        $ 7.396      $ 8.950        16,151
                             2011        $ 8.950      $ 8.568        15,832
                             2012        $ 8.568      $ 9.652        15,489
                             2013        $ 9.652      $14.077         4,618
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.217      $12.236        12,396
                             2005        $12.236      $14.170        15,630
                             2006        $14.170      $15.251        11,272
                             2007        $15.251      $18.424        22,203
                             2008        $18.424      $ 9.660        17,496
                             2009        $ 9.660      $15.000         5,524
                             2010        $15.000      $19.548         5,116
                             2011        $19.548      $17.882         4,239
                             2012        $17.882      $19.143         3,829
                             2013        $19.143      $25.922         2,493
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $16.452      $22.102         8,569
                             2005        $22.102      $25.482        16,457
                             2006        $25.482      $34.647        13,944
                             2007        $34.647      $28.297         7,396
                             2008        $28.297      $17.308         6,196
                             2009        $17.308      $21.880         3,402
                             2010        $21.880      $28.007         4,056
                             2011        $28.007      $29.218         3,670
                             2012        $29.218      $33.334         3,844
                             2013        $33.334      $33.505         2,114



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.45



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.175      $11.143        6,961
                             2005        $11.143      $11.476        6,825
                             2006        $11.476      $13.220        2,849
                             2007        $13.220      $13.648            1
                             2008        $13.648      $ 7.969            1
                             2009        $ 7.969      $ 9.443            0
                             2010        $ 9.443      $10.488            0
                             2011        $10.488      $10.954            0
                             2012        $10.954      $12.645            0
                             2013        $12.645      $16.758            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.991      $ 7.883            0
                             2005        $ 7.883      $ 8.666            0
                             2006        $ 8.666      $ 8.427            0
                             2007        $ 8.427      $ 9.347            0
                             2008        $ 9.347      $ 5.283            0
                             2009        $ 5.283      $ 6.911            0
                             2010        $ 6.911      $ 7.812            0
                             2011        $ 7.812      $ 7.767            0
                             2012        $ 7.767      $ 8.685            0
                             2013        $ 8.685      $11.436            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.597      $ 7.038        4,292
                             2005        $ 7.038      $ 7.958        4,291
                             2006        $ 7.958      $ 7.786            0
                             2007        $ 7.786      $ 8.709            0
                             2008        $ 8.709      $ 5.160            0
                             2009        $ 5.160      $ 6.967            0
                             2010        $ 6.967      $ 7.534            0
                             2011        $ 7.534      $ 7.175            0
                             2012        $ 7.175      $ 8.204            0
                             2013        $ 8.204      $11.066            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.698            0
                             2005        $10.698      $10.882            0
                             2006        $10.882      $11.719            0
                             2007        $11.719      $11.851            0
                             2008        $11.851      $ 8.941            0
                             2009        $ 8.941      $12.562            0
                             2010        $12.562      $14.009            0
                             2011        $14.009      $14.423            0
                             2012        $14.423      $16.410            0
                             2013        $16.410      $17.423            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.243            0
                             2005        $11.243      $11.248            0
                             2006        $11.248      $13.095          740
                             2007        $13.095      $13.377          739
                             2008        $13.377      $ 9.265          739
                             2009        $ 9.265      $12.370          738
                             2010        $12.370      $13.723          738
                             2011        $13.723      $13.835          737
                             2012        $13.835      $15.345          737
                             2013        $15.345      $17.215          736
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.336            0
                             2006        $11.336      $13.058          192
                             2007        $13.058      $12.550          192
                             2008        $12.550      $ 8.277          192
                             2009        $ 8.277      $10.526          192
                             2010        $10.526      $13.289          192
                             2011        $13.289      $12.593          192
                             2012        $12.593      $14.679          192
                             2013        $14.679      $19.691          191
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.955            0
                             2005        $10.955      $11.924            0
                             2006        $11.924      $13.899        1,065
                             2007        $13.899      $14.161        1,064
                             2008        $14.161      $ 8.769        1,063
                             2009        $ 8.769      $10.883        1,062
                             2010        $10.883      $11.915        1,062
                             2011        $11.915      $11.610        1,061
                             2012        $11.610      $13.059        1,060
                             2013        $13.059      $16.492        1,060
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.522            0
                             2005        $11.522      $12.498          311
                             2006        $12.498      $14.946          310
                             2007        $14.946      $16.989          305
                             2008        $16.989      $ 9.973          305
                             2009        $ 9.973      $13.457            0
                             2010        $13.457      $14.365        1,345
                             2011        $14.365      $12.640        1,345
                             2012        $12.640      $14.714        1,345
                             2013        $14.714      $17.816            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.531      $ 5.829        7,304
                             2005        $ 5.829      $ 6.195        3,221
                             2006        $ 6.195      $ 6.274        3,220
                             2007        $ 6.274      $ 7.225            0
                             2008        $ 7.225      $ 3.629            0
                             2009        $ 3.629      $ 5.934            0
                             2010        $ 5.934      $ 7.002            0
                             2011        $ 7.002      $ 6.468            0
                             2012        $ 6.468      $ 7.243            0
                             2013        $ 7.243      $ 9.994            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.717      $10.964        2,416
                             2005        $10.964      $12.124        2,395
                             2006        $12.124      $14.409        2,490
                             2007        $14.409      $15.300          533
                             2008        $15.300      $ 8.844          533
                             2009        $ 8.844      $12.122          532
                             2010        $12.122      $14.591          532
                             2011        $14.591      $14.499          531
                             2012        $14.499      $16.746          531
                             2013        $16.746      $22.139          531
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.099      $ 7.453            0
                             2005        $ 7.453      $ 7.988            0
                             2006        $ 7.988      $ 8.361            0
                             2007        $ 8.361      $ 9.220            0
                             2008        $ 9.220      $ 5.221            0
                             2009        $ 5.221      $ 6.224            0
                             2010        $ 6.224      $ 7.077            0
                             2011        $ 7.077      $ 6.417            0
                             2012        $ 6.417      $ 7.372            0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.390      $12.047        4,292
                             2005        $12.047      $12.380        8,965
                             2006        $12.380      $14.175        8,963
                             2007        $14.175      $13.671        8,952
                             2008        $13.671      $ 8.659        8,950
                             2009        $ 8.659      $10.980        8,352
                             2010        $10.980      $12.538        8,350
                             2011        $12.538      $12.118        8,349
                             2012        $12.118      $14.226            0
                             2013        $14.226      $19.047            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.802            0
                             2007        $10.802      $11.497            0
                             2008        $11.497      $ 7.909            0
                             2009        $ 7.909      $ 9.992            0
                             2010        $ 9.992      $10.778            0
                             2011        $10.778      $10.606            0
                             2012        $10.606      $11.892            0
                             2013        $11.892      $15.134            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.958      $10.634        42,195
                             2005        $10.634      $11.058        25,782
                             2006        $11.058      $12.096        10,598
                             2007        $12.096      $12.412         4,911
                             2008        $12.412      $ 7.779         2,501
                             2009        $ 7.779      $ 9.520         2,365
                             2010        $ 9.520      $10.357           441
                             2011        $10.357      $10.219           441
                             2012        $10.219      $11.945             0
                             2013        $11.945      $15.412             0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.149             0
                             2012        $14.149      $15.682             0
                             2013        $15.682      $19.330             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.318             0
                             2012        $10.318      $11.556             0
                             2013        $11.556      $13.939             0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.669      $12.074         3,941
                             2005        $12.074      $12.642         4,222
                             2006        $12.642      $15.180         2,054
                             2007        $15.180      $15.995         2,048
                             2008        $15.995      $ 9.301           296
                             2009        $ 9.301      $10.664             0
                             2010        $10.664      $11.767             0
                             2011        $11.767      $12.711             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.420           917
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.158      $ 7.741           696
                             2005        $ 7.741      $ 7.789         1,189
                             2006        $ 7.789      $ 8.382           681
                             2007        $ 8.382      $ 8.597           680
                             2008        $ 8.597      $ 6.507           679
                             2009        $ 6.507      $ 9.261           678
                             2010        $ 9.261      $10.051         1,627
                             2011        $10.051      $10.093         1,626
                             2012        $10.093      $11.812           949
                             2013        $11.812      $12.232             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.201      $12.237           237
                             2005        $12.237      $12.888           237
                             2006        $12.888      $14.493           237
                             2007        $14.493      $14.727             0
                             2008        $14.727      $10.688             0
                             2009        $10.688      $13.172             0
                             2010        $13.172      $14.574             0
                             2011        $14.574      $15.528             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.824             0
                             2005        $10.824      $11.468             0
                             2006        $11.468      $12.562           197
                             2007        $12.562      $13.549           197
                             2008        $13.549      $ 9.535           197
                             2009        $ 9.535      $12.225           197
                             2010        $12.225      $13.736           197
                             2011        $13.736      $12.663           196
                             2012        $12.663      $13.833           196
                             2013        $13.833      $17.545           196
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.133             0
                             2005        $11.133      $12.179             0
                             2006        $12.179      $12.583             0
                             2007        $12.583      $14.569             0
                             2008        $14.569      $ 7.626             0
                             2009        $ 7.626      $11.742             0
                             2010        $11.742      $14.714             0
                             2011        $14.714      $13.132             0
                             2012        $13.132      $14.433             0
                             2013        $14.433      $19.413             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.284      $ 9.021        12,307
                             2005        $ 9.021      $ 9.295        12,290
                             2006        $ 9.295      $10.576        11,965
                             2007        $10.576      $10.957        10,072
                             2008        $10.957      $ 6.789        10,067
                             2009        $ 6.789      $ 8.446         2,254
                             2010        $ 8.446      $ 9.553         8,520
                             2011        $ 9.553      $ 9.580         8,519
                             2012        $ 9.580      $10.910         8,517
                             2013        $10.910      $14.169         9,909
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.504      $ 7.728        17,973
                             2005        $ 7.728      $ 8.721         8,199
                             2006        $ 8.721      $10.332         6,810
                             2007        $10.332      $12.242            77
                             2008        $12.242      $ 8.043            76
                             2009        $ 8.043      $ 9.444             0
                             2010        $ 9.444      $ 9.943             0
                             2011        $ 9.943      $11.364             0
                             2012        $11.364      $13.280             0
                             2013        $13.280      $15.417             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.748      $ 7.489         5,903
                             2005        $ 7.489      $ 9.083         7,843
                             2006        $ 9.083      $ 9.645        12,018
                             2007        $ 9.645      $11.363         3,394
                             2008        $11.363      $ 5.722         3,393
                             2009        $ 5.722      $ 9.547         3,392
                             2010        $ 9.547      $11.846             0
                             2011        $11.846      $10.809             0
                             2012        $10.809      $11.904             0
                             2013        $11.904      $12.648             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.285      $ 9.196        11,690
                             2005        $ 9.196      $ 9.842        10,945
                             2006        $ 9.842      $12.619         7,008
                             2007        $12.619      $14.362         4,079
                             2008        $14.362      $ 8.102         3,548
                             2009        $ 8.102      $10.190         3,547
                             2010        $10.190      $10.758             0
                             2011        $10.758      $ 9.571             0
                             2012        $ 9.571      $11.168             0
                             2013        $11.168      $14.021             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.499      $ 8.309         4,765
                             2005        $ 8.309      $ 8.738             0
                             2006        $ 8.738      $10.200             0
                             2007        $10.200      $11.758             0
                             2008        $11.758      $ 6.502             0
                             2009        $ 6.502      $ 6.216             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.989      $12.421        21,972
                             2005        $12.421      $12.638        11,928
                             2006        $12.638      $13.152        11,360
                             2007        $13.152      $13.724         8,483
                             2008        $13.724      $12.307         8,482
                             2009        $12.307      $14.854             0
                             2010        $14.854      $15.982         2,916
                             2011        $15.982      $16.525         2,915
                             2012        $16.525      $18.563        12,876
                             2013        $18.563      $18.466        12,776
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.844      $10.829             0
                             2005        $10.829      $10.862             0
                             2006        $10.862      $11.153             0
                             2007        $11.153      $11.304             0
                             2008        $11.304      $ 9.471             0
                             2009        $ 9.471      $ 9.862             0
                             2010        $ 9.862      $ 9.939             0
                             2011        $ 9.939      $10.056             0
                             2012        $10.056      $10.232             0
                             2013        $10.232      $10.114             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.135      $10.065        13,483
                             2005        $10.065      $10.187        11,621
                             2006        $10.187      $10.494        11,352
                             2007        $10.494      $10.841            49
                             2008        $10.841      $10.936            49
                             2009        $10.936      $10.771            49
                             2010        $10.771      $10.606             0
                             2011        $10.606      $10.444             0
                             2012        $10.444      $10.284             0
                             2013        $10.284      $10.127             0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.840      $ 7.486        64,110
                             2005        $ 7.486      $ 8.709        35,753
                             2006        $ 8.709      $ 8.934        14,913
                             2007        $ 8.934      $10.515         8,669
                             2008        $10.515      $ 5.422         8,174
                             2009        $ 5.422      $ 9.147         5,330
                             2010        $ 9.147      $11.506             0
                             2011        $11.506      $10.565             0
                             2012        $10.565      $11.689             0
                             2013        $11.689      $17.352             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.823      $10.675        16,794
                             2005        $10.675      $11.386         4,986
                             2006        $11.386      $12.895         4,023
                             2007        $12.895      $13.792         3,067
                             2008        $13.792      $10.323           714
                             2009        $10.323      $12.170             0
                             2010        $12.170      $12.800             0
                             2011        $12.800      $11.600             0
                             2012        $11.600      $12.210             0
                             2013        $12.210      $13.015             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.428      $10.315         1,973
                             2005        $10.315      $10.687           273
                             2006        $10.687      $12.198             0
                             2007        $12.198      $11.284             0
                             2008        $11.284      $ 6.811             0
                             2009        $ 6.811      $ 8.705             0
                             2010        $ 8.705      $ 9.804             0
                             2011        $ 9.804      $ 9.205             0
                             2012        $ 9.205      $10.798             0
                             2013        $10.798      $14.425             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.272      $ 9.464         1,297
                             2005        $ 9.464      $10.455         1,297
                             2006        $10.455      $13.148         2,274
                             2007        $13.148      $14.028           977
                             2008        $14.028      $ 7.742           977
                             2009        $ 7.742      $ 9.500           976
                             2010        $ 9.500      $10.292           975
                             2011        $10.292      $ 8.418           975
                             2012        $ 8.418      $10.104           974
                             2013        $10.104      $12.742           973
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.753      $13.364             0
                             2005        $13.364      $14.084             0
                             2006        $14.084      $16.266             0
                             2007        $16.266      $13.978             0
                             2008        $13.978      $ 8.345             0
                             2009        $ 8.345      $10.808             0
                             2010        $10.808      $13.407             0
                             2011        $13.407      $12.577             0
                             2012        $12.577      $14.549             0
                             2013        $14.549      $19.999             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.727      $ 6.956           540
                             2005        $ 6.956      $ 7.240           516
                             2006        $ 7.240      $ 7.516             0
                             2007        $ 7.516      $ 7.808             0
                             2008        $ 7.808      $ 4.841             0
                             2009        $ 4.841      $ 7.812             0
                             2010        $ 7.812      $ 9.292             0
                             2011        $ 9.292      $ 7.516             0
                             2012        $ 7.516      $ 8.453             0
                             2013        $ 8.453      $11.963             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.608      $14.072             0
                             2005        $14.072      $18.547             0
                             2006        $18.547      $25.045             0
                             2007        $25.045      $34.633             0
                             2008        $34.633      $14.790             0
                             2009        $14.790      $24.735             0
                             2010        $24.735      $28.988           995
                             2011        $28.988      $23.343           995
                             2012        $23.343      $27.569           995
                             2013        $27.569      $26.866           961

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.328      $ 9.626             0
                             2005        $ 9.626      $10.527         6,953
                             2006        $10.527      $12.971         6,952
                             2007        $12.971      $14.634         6,951
                             2008        $14.634      $ 7.978         6,949
                             2009        $ 7.978      $10.411         6,948
                             2010        $10.411      $10.834         6,947
                             2011        $10.834      $10.275             0
                             2012        $10.275      $11.517             0
                             2013        $11.517      $13.148             0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.177      $ 7.616        10,827
                             2005        $ 7.616      $ 8.677        10,823
                             2006        $ 8.677      $ 8.895        10,820
                             2007        $ 8.895      $10.676        10,817
                             2008        $10.676      $ 5.341        10,812
                             2009        $ 5.341      $ 8.706        10,809
                             2010        $ 8.706      $10.532        10,806
                             2011        $10.532      $10.080             0
                             2012        $10.080      $11.352             0
                             2013        $11.352      $16.551             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.212      $12.227         2,964
                             2005        $12.227      $14.154         1,682
                             2006        $14.154      $15.230         1,682
                             2007        $15.230      $18.393         1,681
                             2008        $18.393      $ 9.640         1,680
                             2009        $ 9.640      $14.965         1,679
                             2010        $14.965      $19.497           546
                             2011        $19.497      $17.831         4,140
                             2012        $17.831      $19.081             0
                             2013        $19.081      $25.831             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.340      $19.259           331
                             2005        $19.259      $22.197           330
                             2006        $22.197      $30.172           330
                             2007        $30.172      $24.635           136
                             2008        $24.635      $15.063           136
                             2009        $15.063      $19.037           136
                             2010        $19.037      $24.360           538
                             2011        $24.360      $25.406           537
                             2012        $25.406      $28.976           402
                             2013        $28.976      $29.116           388



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.48



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $ 9.757      $10.682        2,097
                             2005        $10.682      $10.998        1,014
                             2006        $10.998      $12.665            0
                             2007        $12.665      $13.071            0
                             2008        $13.071      $ 7.630            0
                             2009        $ 7.630      $ 9.039            0
                             2010        $ 9.039      $10.036            0
                             2011        $10.036      $10.479            0
                             2012        $10.479      $12.093            0
                             2013        $12.093      $16.021            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.233      $ 7.027        1,009
                             2005        $ 7.027      $ 7.722            0
                             2006        $ 7.722      $ 7.507            0
                             2007        $ 7.507      $ 8.325            0
                             2008        $ 8.325      $ 4.703            0
                             2009        $ 4.703      $ 6.151            0
                             2010        $ 6.151      $ 6.951          327
                             2011        $ 6.951      $ 6.909          328
                             2012        $ 6.909      $ 7.723          792
                             2013        $ 7.723      $10.166        1,500
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.939      $ 6.333            0
                             2005        $ 6.333      $ 7.160            0
                             2006        $ 7.160      $ 7.003            0
                             2007        $ 7.003      $ 7.831            0
                             2008        $ 7.831      $ 4.638            0
                             2009        $ 4.638      $ 6.260            0
                             2010        $ 6.260      $ 6.768          337
                             2011        $ 6.768      $ 6.444          345
                             2012        $ 6.444      $ 7.365          845
                             2013        $ 7.365      $ 9.932        1,553

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.696           0
                             2005        $10.696      $10.877           0
                             2006        $10.877      $11.709           0
                             2007        $11.709      $11.838           0
                             2008        $11.838      $ 8.928           0
                             2009        $ 8.928      $12.541           0
                             2010        $12.541      $13.981           0
                             2011        $13.981      $14.390           0
                             2012        $14.390      $16.368           0
                             2013        $16.368      $17.372           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.241           0
                             2005        $11.241      $11.242           0
                             2006        $11.242      $13.085           0
                             2007        $13.085      $13.362           0
                             2008        $13.362      $ 9.252           0
                             2009        $ 9.252      $12.349           0
                             2010        $12.349      $13.696           0
                             2011        $13.696      $13.803           0
                             2012        $13.803      $15.305           0
                             2013        $15.305      $17.165           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.334          73
                             2006        $11.334      $13.052          70
                             2007        $13.052      $12.540           0
                             2008        $12.540      $ 8.268           0
                             2009        $ 8.268      $10.511           0
                             2010        $10.511      $13.266           0
                             2011        $13.266      $12.568           0
                             2012        $12.568      $14.645           0
                             2013        $14.645      $19.639           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.953           0
                             2005        $10.953      $11.918           0
                             2006        $11.918      $13.888           0
                             2007        $13.888      $14.145           0
                             2008        $14.145      $ 8.756           0
                             2009        $ 8.756      $10.864           0
                             2010        $10.864      $11.891           0
                             2011        $11.891      $11.583           0
                             2012        $11.583      $13.025           0
                             2013        $13.025      $16.444           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.520           0
                             2005        $11.520      $12.492           0
                             2006        $12.492      $14.934           0
                             2007        $14.934      $16.970           0
                             2008        $16.970      $ 9.959           0
                             2009        $ 9.959      $13.434           0
                             2010        $13.434      $14.336           0
                             2011        $14.336      $12.611           0
                             2012        $12.611      $14.676           0
                             2013        $14.676      $17.764           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.557      $ 4.801          580
                             2005        $ 4.801      $ 5.101          579
                             2006        $ 5.101      $ 5.164            0
                             2007        $ 5.164      $ 5.945            0
                             2008        $ 5.945      $ 2.985            0
                             2009        $ 2.985      $ 4.880            0
                             2010        $ 4.880      $ 5.757          397
                             2011        $ 5.757      $ 5.316          396
                             2012        $ 5.316      $ 5.951            0
                             2013        $ 5.951      $ 8.210            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.252      $10.436        1,243
                             2005        $10.436      $11.537        1,242
                             2006        $11.537      $13.707          918
                             2007        $13.707      $14.550          918
                             2008        $14.550      $ 8.408            0
                             2009        $ 8.408      $11.521            0
                             2010        $11.521      $13.863            0
                             2011        $13.863      $13.772            0
                             2012        $13.772      $15.902            0
                             2013        $15.902      $21.016            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.905      $ 6.197            0
                             2005        $ 6.197      $ 6.639          356
                             2006        $ 6.639      $ 6.947          908
                             2007        $ 6.947      $ 7.659          541
                             2008        $ 7.659      $ 4.336            0
                             2009        $ 4.336      $ 5.167            0
                             2010        $ 5.167      $ 5.874            0
                             2011        $ 5.874      $ 5.325            0
                             2012        $ 5.325      $ 6.116            0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.385      $12.037        7,659
                             2005        $12.037      $12.367        2,229
                             2006        $12.367      $14.156        2,251
                             2007        $14.156      $13.648        2,072
                             2008        $13.648      $ 8.642          579
                             2009        $ 8.642      $10.954          534
                             2010        $10.954      $12.506          180
                             2011        $12.506      $12.083          185
                             2012        $12.083      $14.181            0
                             2013        $14.181      $18.980            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.800            0
                             2007        $10.800      $11.491            0
                             2008        $11.491      $ 7.903            0
                             2009        $ 7.903      $ 9.981            0
                             2010        $ 9.981      $10.763          200
                             2011        $10.763      $10.588          212
                             2012        $10.588      $11.868            0
                             2013        $11.868      $15.099            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.881      $10.549        14,673
                             2005        $10.549      $10.966         8,993
                             2006        $10.966      $11.992         2,466
                             2007        $11.992      $12.302         2,466
                             2008        $12.302      $ 7.707         1,807
                             2009        $ 7.707      $ 9.430         1,807
                             2010        $ 9.430      $10.255         1,806
                             2011        $10.255      $10.115         1,806
                             2012        $10.115      $11.821         1,806
                             2013        $11.821      $15.247           881
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.755             0
                             2012        $13.755      $15.241             0
                             2013        $15.241      $18.781             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.249           735
                             2012        $10.249      $11.475           735
                             2013        $11.475      $13.837           735
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.623      $12.018         8,185
                             2005        $12.018      $12.580         3,620
                             2006        $12.580      $15.100         2,891
                             2007        $15.100      $15.906         2,891
                             2008        $15.906      $ 9.247           735
                             2009        $ 9.247      $10.599           735
                             2010        $10.599      $11.692           735
                             2011        $11.692      $12.628             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.837             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 6.264      $ 6.773         1,886
                             2005        $ 6.773      $ 6.813         1,884
                             2006        $ 6.813      $ 7.329         1,883
                             2007        $ 7.329      $ 7.515           594
                             2008        $ 7.515      $ 5.686           594
                             2009        $ 5.686      $ 8.091           593
                             2010        $ 8.091      $ 8.778           593
                             2011        $ 8.778      $ 8.813           593
                             2012        $ 8.813      $10.310           593
                             2013        $10.310      $10.675             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $10.915      $11.922             0
                             2005        $11.922      $12.552             0
                             2006        $12.552      $14.111             0
                             2007        $14.111      $14.334             0
                             2008        $14.334      $10.400             0
                             2009        $10.400      $12.813             0
                             2010        $12.813      $14.173             0
                             2011        $14.173      $15.099             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.821            0
                             2005        $10.821      $11.462           72
                             2006        $11.462      $12.552           73
                             2007        $12.552      $13.534            0
                             2008        $13.534      $ 9.522            0
                             2009        $ 9.522      $12.205            0
                             2010        $12.205      $13.709          158
                             2011        $13.709      $12.634          168
                             2012        $12.634      $13.797            0
                             2013        $13.797      $17.494            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.131            0
                             2005        $11.131      $12.173            0
                             2006        $12.173      $12.573            0
                             2007        $12.573      $14.552            0
                             2008        $14.552      $ 7.615            0
                             2009        $ 7.615      $11.722            0
                             2010        $11.722      $14.685          161
                             2011        $14.685      $13.102          155
                             2012        $13.102      $14.396            0
                             2013        $14.396      $19.357            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.641      $ 8.318            0
                             2005        $ 8.318      $ 8.568            0
                             2006        $ 8.568      $ 9.746            0
                             2007        $ 9.746      $10.095            0
                             2008        $10.095      $ 6.253            0
                             2009        $ 6.253      $ 7.776            0
                             2010        $ 7.776      $ 8.793            0
                             2011        $ 8.793      $ 8.815            0
                             2012        $ 8.815      $10.036            0
                             2013        $10.036      $13.031            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.424      $ 7.630        2,297
                             2005        $ 7.630      $ 8.608        2,297
                             2006        $ 8.608      $10.195            0
                             2007        $10.195      $12.076            0
                             2008        $12.076      $ 7.931            0
                             2009        $ 7.931      $ 9.311            0
                             2010        $ 9.311      $ 9.800            0
                             2011        $ 9.800      $11.197            0
                             2012        $11.197      $13.080            0
                             2013        $13.080      $15.181            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.131      $ 6.802            0
                             2005        $ 6.802      $ 8.247            0
                             2006        $ 8.247      $ 8.755            0
                             2007        $ 8.755      $10.311            0
                             2008        $10.311      $ 5.190            0
                             2009        $ 5.190      $ 8.657            0
                             2010        $ 8.657      $10.740            0
                             2011        $10.740      $ 9.797            0
                             2012        $ 9.797      $10.785            0
                             2013        $10.785      $11.458            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.222      $ 9.124         9,910
                             2005        $ 9.124      $ 9.762         4,520
                             2006        $ 9.762      $12.512         2,473
                             2007        $12.512      $14.235         1,531
                             2008        $14.235      $ 8.029         1,523
                             2009        $ 8.029      $10.094         1,542
                             2010        $10.094      $10.654         1,156
                             2011        $10.654      $ 9.476         1,156
                             2012        $ 9.476      $11.053         1,156
                             2013        $11.053      $13.872             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.872      $ 7.612         1,557
                             2005        $ 7.612      $ 8.002         1,557
                             2006        $ 8.002      $ 9.339           954
                             2007        $ 9.339      $10.762           954
                             2008        $10.762      $ 5.950             0
                             2009        $ 5.950      $ 5.687             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.437      $12.882             0
                             2005        $12.882      $13.102             0
                             2006        $13.102      $13.632             0
                             2007        $13.632      $14.220             0
                             2008        $14.220      $12.748             0
                             2009        $12.748      $15.381             0
                             2010        $15.381      $16.545             0
                             2011        $16.545      $17.102             0
                             2012        $17.102      $19.205             0
                             2013        $19.205      $19.098             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.924      $10.906             0
                             2005        $10.906      $10.936             0
                             2006        $10.936      $11.226             0
                             2007        $11.226      $11.374             0
                             2008        $11.374      $ 9.526             0
                             2009        $ 9.526      $ 9.918             0
                             2010        $ 9.918      $ 9.992             0
                             2011        $ 9.992      $10.107             0
                             2012        $10.107      $10.280             0
                             2013        $10.280      $10.158             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.179      $10.106           848
                             2005        $10.106      $10.226           848
                             2006        $10.226      $10.530         1,100
                             2007        $10.530      $10.875           505
                             2008        $10.875      $10.967           505
                             2009        $10.967      $10.798           505
                             2010        $10.798      $10.630           505
                             2011        $10.630      $10.465           505
                             2012        $10.465      $10.301           505
                             2013        $10.301      $10.141           505
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.256      $ 6.844        11,088
                             2005        $ 6.844      $ 7.961        11,110
                             2006        $ 7.961      $ 8.164         5,293
                             2007        $ 8.164      $ 9.606         4,303
                             2008        $ 9.606      $ 4.952         4,172
                             2009        $ 4.952      $ 8.351         4,156
                             2010        $ 8.351      $10.502         3,661
                             2011        $10.502      $ 9.640         3,640
                             2012        $ 9.640      $10.663         3,421
                             2013        $10.663      $15.823         1,610

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.331      $10.138        5,142
                             2005        $10.138      $10.810        5,142
                             2006        $10.810      $12.239        2,593
                             2007        $12.239      $13.086        2,593
                             2008        $13.086      $ 9.792          828
                             2009        $ 9.792      $11.540          828
                             2010        $11.540      $12.134          828
                             2011        $12.134      $10.993          828
                             2012        $10.993      $11.567          828
                             2013        $11.567      $12.329            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.281      $10.150        1,545
                             2005        $10.150      $10.514        1,544
                             2006        $10.514      $11.997            0
                             2007        $11.997      $11.094            0
                             2008        $11.094      $ 6.694            0
                             2009        $ 6.694      $ 8.554            0
                             2010        $ 8.554      $ 9.631            0
                             2011        $ 9.631      $ 9.040            0
                             2012        $ 9.040      $10.601            0
                             2013        $10.601      $14.157            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.965      $ 9.110          449
                             2005        $ 9.110      $10.062          448
                             2006        $10.062      $12.650            0
                             2007        $12.650      $13.493            0
                             2008        $13.493      $ 7.444            0
                             2009        $ 7.444      $ 9.132            0
                             2010        $ 9.132      $ 9.890            0
                             2011        $ 9.890      $ 8.087            0
                             2012        $ 8.087      $ 9.704            0
                             2013        $ 9.704      $12.233            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.748      $13.353          147
                             2005        $13.353      $14.069          143
                             2006        $14.069      $16.244          148
                             2007        $16.244      $13.954          150
                             2008        $13.954      $ 8.329          187
                             2009        $ 8.329      $10.783          184
                             2010        $10.783      $13.372          178
                             2011        $13.372      $12.541          174
                             2012        $12.541      $14.502          432
                             2013        $14.502      $19.929            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.975      $ 6.177            0
                             2005        $ 6.177      $ 6.427            0
                             2006        $ 6.427      $ 6.670            0
                             2007        $ 6.670      $ 6.927            0
                             2008        $ 6.927      $ 4.294            0
                             2009        $ 4.294      $ 6.927            0
                             2010        $ 6.927      $ 8.236            0
                             2011        $ 8.236      $ 6.660            0
                             2012        $ 6.660      $ 7.488            0
                             2013        $ 7.488      $10.594            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $10.201      $12.362          872
                             2005        $12.362      $16.288          872
                             2006        $16.288      $21.989          745
                             2007        $21.989      $30.397          745
                             2008        $30.397      $12.978            0
                             2009        $12.978      $21.697            0
                             2010        $21.697      $25.420            0
                             2011        $25.420      $20.464            0
                             2012        $20.464      $24.161            0
                             2013        $24.161      $23.538            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.026      $ 9.274           0
                             2005        $ 9.274      $10.140         237
                             2006        $10.140      $12.490         215
                             2007        $12.490      $14.087           0
                             2008        $14.087      $ 7.678           0
                             2009        $ 7.678      $10.016           0
                             2010        $10.016      $10.420           0
                             2011        $10.420      $ 9.879           0
                             2012        $ 9.879      $11.070           0
                             2013        $11.070      $12.634         880
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.264      $ 6.645         696
                             2005        $ 6.645      $ 7.568         695
                             2006        $ 7.568      $ 7.756           0
                             2007        $ 7.756      $ 9.306           0
                             2008        $ 9.306      $ 4.654           0
                             2009        $ 4.654      $ 7.585           0
                             2010        $ 7.585      $ 9.173           0
                             2011        $ 9.173      $ 8.776           0
                             2012        $ 8.776      $ 9.881           0
                             2013        $ 9.881      $14.401           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.207      $12.217           0
                             2005        $12.217      $14.139           0
                             2006        $14.139      $15.209           0
                             2007        $15.209      $18.362           0
                             2008        $18.362      $ 9.621           0
                             2009        $ 9.621      $14.931           0
                             2010        $14.931      $19.446           0
                             2011        $19.446      $17.779           0
                             2012        $17.779      $19.020           0
                             2013        $19.020      $25.741           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $15.363      $20.626         104
                             2005        $20.626      $23.766         111
                             2006        $23.766      $32.296         102
                             2007        $32.296      $26.360          83
                             2008        $26.360      $16.113          88
                             2009        $16.113      $20.358         110
                             2010        $20.358      $26.043          87
                             2011        $26.043      $27.153          84
                             2012        $27.153      $30.959         190
                             2013        $30.959      $31.100           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.543      $11.541       954,974
                             2005        $11.541      $11.882       713,596
                             2006        $11.882      $13.681       505,215
                             2007        $13.681      $14.119       326,168
                             2008        $14.119      $ 8.241       245,356
                             2009        $ 8.241      $ 9.761       223,542
                             2010        $ 9.761      $10.837       168,992
                             2011        $10.837      $11.314       142,471
                             2012        $11.314      $13.055       128,308
                             2013        $13.055      $17.295       106,310
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.719      $ 6.447       291,146
                             2005        $ 6.447      $ 7.084       261,849
                             2006        $ 7.084      $ 6.886       168,370
                             2007        $ 6.886      $ 7.635       130,882
                             2008        $ 7.635      $ 4.313        98,306
                             2009        $ 4.313      $ 5.641        75,351
                             2010        $ 5.641      $ 6.373        63,639
                             2011        $ 6.373      $ 6.334        55,562
                             2012        $ 6.334      $ 7.080        53,083
                             2013        $ 7.080      $ 9.318        45,260
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.273      $ 5.623       229,089
                             2005        $ 5.623      $ 6.356       197,617
                             2006        $ 6.356      $ 6.216       228,467
                             2007        $ 6.216      $ 6.950       139,639
                             2008        $ 6.950      $ 4.116       107,575
                             2009        $ 4.116      $ 5.555        99,920
                             2010        $ 5.555      $ 6.005        62,208
                             2011        $ 6.005      $ 5.717        56,651
                             2012        $ 5.717      $ 6.533        60,209
                             2013        $ 6.533      $ 8.810        52,628

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.695        11,017
                             2005        $10.695      $10.876        19,067
                             2006        $10.876      $11.707        26,301
                             2007        $11.707      $11.835        15,019
                             2008        $11.835      $ 8.925        15,701
                             2009        $ 8.925      $12.535        15,592
                             2010        $12.535      $13.973        18,865
                             2011        $13.973      $14.380        13,961
                             2012        $14.380      $16.355        32,279
                             2013        $16.355      $17.357        33,383
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.240       134,298
                             2005        $11.240      $11.240       283,686
                             2006        $11.240      $13.082       250,351
                             2007        $13.082      $13.358       201,496
                             2008        $13.358      $ 9.248       177,967
                             2009        $ 9.248      $12.342       163,528
                             2010        $12.342      $13.687       150,025
                             2011        $13.687      $13.793       140,506
                             2012        $13.793      $15.292       139,861
                             2013        $15.292      $17.150       130,929
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.333             0
                             2006        $11.333      $13.049        95,424
                             2007        $13.049      $12.537        58,784
                             2008        $12.537      $ 8.265        53,530
                             2009        $ 8.265      $10.506        46,025
                             2010        $10.506      $13.259        39,403
                             2011        $13.259      $12.559        38,356
                             2012        $12.559      $14.634        34,071
                             2013        $14.634      $19.622        26,578
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.952        56,369
                             2005        $10.952      $11.917       173,535
                             2006        $11.917      $13.885       273,442
                             2007        $13.885      $14.141       191,828
                             2008        $14.141      $ 8.753       160,979
                             2009        $ 8.753      $10.859       130,152
                             2010        $10.859      $11.884        99,776
                             2011        $11.884      $11.575        68,233
                             2012        $11.575      $13.014        66,316
                             2013        $13.014      $16.429        58,097
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.519        48,500
                             2005        $11.519      $12.491       150,618
                             2006        $12.491      $14.931       192,836
                             2007        $14.931      $16.965       150,627
                             2008        $16.965      $ 9.955       119,215
                             2009        $ 9.955      $13.428       105,268
                             2010        $13.428      $14.327        95,100
                             2011        $14.327      $12.602        71,902
                             2012        $12.602      $14.664        71,990
                             2013        $14.664      $17.748        57,600

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $11.961      $12.601       992,268
                             2005        $12.601      $13.386       755,142
                             2006        $13.386      $13.552       526,881
                             2007        $13.552      $15.599       385,270
                             2008        $15.599      $ 7.832       320,077
                             2009        $ 7.832      $12.801       287,580
                             2010        $12.801      $15.099       236,919
                             2011        $15.099      $13.944       206,610
                             2012        $13.944      $15.608       204,577
                             2013        $15.608      $21.527       182,993
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.617      $10.847       667,647
                             2005        $10.847      $11.990       541,289
                             2006        $11.990      $14.244       481,937
                             2007        $14.244      $15.118       327,039
                             2008        $15.118      $ 8.736       243,322
                             2009        $ 8.736      $11.969       212,551
                             2010        $11.969      $14.400       177,591
                             2011        $14.400      $14.304       141,299
                             2012        $14.304      $16.514       100,340
                             2013        $16.514      $21.824        76,238
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.955      $ 6.250       236,279
                             2005        $ 6.250      $ 6.695       197,593
                             2006        $ 6.695      $ 7.005       205,733
                             2007        $ 7.005      $ 7.722       152,398
                             2008        $ 7.722      $ 4.371       112,922
                             2009        $ 4.371      $ 5.208        97,591
                             2010        $ 5.208      $ 5.920        66,652
                             2011        $ 5.920      $ 5.366        57,140
                             2012        $ 5.366      $ 6.163             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.383      $12.034       867,838
                             2005        $12.034      $12.362       991,168
                             2006        $12.362      $14.149       798,244
                             2007        $14.149      $13.640       561,599
                             2008        $13.640      $ 8.636       452,274
                             2009        $ 8.636      $10.946       385,799
                             2010        $10.946      $12.495       320,208
                             2011        $12.495      $12.072       265,501
                             2012        $12.072      $14.166       231,376
                             2013        $14.166      $18.958       198,664
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.799        78,487
                             2007        $10.799      $11.489        55,426
                             2008        $11.489      $ 7.901        46,332
                             2009        $ 7.901      $ 9.977        43,323
                             2010        $ 9.977      $10.758        34,350
                             2011        $10.758      $10.582        27,716
                             2012        $10.582      $11.860        24,540
                             2013        $11.860      $15.088        22,450

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $33.997      $36.292      1,026,499
                             2005        $36.292      $37.724        774,588
                             2006        $37.724      $41.250        552,084
                             2007        $41.250      $42.310        391,679
                             2008        $42.310      $26.504        320,829
                             2009        $26.504      $32.426        279,580
                             2010        $32.426      $35.261        236,479
                             2011        $35.261      $34.776        212,415
                             2012        $34.776      $40.636        178,754
                             2013        $40.636      $52.408        147,872
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $17.441         48,105
                             2012        $17.441      $19.324         49,393
                             2013        $19.324      $23.809         45,667
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $18.106        123,558
                             2012        $18.106      $20.269         94,384
                             2013        $20.269      $24.439         78,579
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $18.782      $21.246        511,112
                             2005        $21.246      $22.237        436,822
                             2006        $22.237      $26.690        307,136
                             2007        $26.690      $28.112        207,958
                             2008        $28.112      $16.341        175,964
                             2009        $16.341      $18.728        163,394
                             2010        $18.728      $20.657        138,525
                             2011        $20.657      $22.310              0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $20.278         49,573
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $11.733      $12.685        217,455
                             2005        $12.685      $12.758        170,920
                             2006        $12.758      $13.724        104,383
                             2007        $13.724      $14.070         70,672
                             2008        $14.070      $10.645         61,653
                             2009        $10.645      $15.146         54,876
                             2010        $15.146      $16.430         44,411
                             2011        $16.430      $16.493         39,664
                             2012        $16.493      $19.293         54,045
                             2013        $19.293      $19.976              0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $13.851      $15.127        252,681
                             2005        $15.127      $15.925        181,022
                             2006        $15.925      $17.902        139,480
                             2007        $17.902      $18.182        103,964
                             2008        $18.182      $13.191         83,388
                             2009        $13.191      $16.250         79,245
                             2010        $16.250      $17.972         60,699
                             2011        $17.972      $19.147              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.821         47,583
                             2005        $10.821      $11.461         96,570
                             2006        $11.461      $12.549         92,001
                             2007        $12.549      $13.530         66,741
                             2008        $13.530      $ 9.518         51,006
                             2009        $ 9.518      $12.198         46,022
                             2010        $12.198      $13.701         46,358
                             2011        $13.701      $12.625         32,784
                             2012        $12.625      $13.786         34,990
                             2013        $13.786      $17.479         33,492
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.130         20,987
                             2005        $11.130      $12.173         20,104
                             2006        $12.173      $12.571         24,913
                             2007        $12.571      $14.549         25,323
                             2008        $14.549      $ 7.613         21,176
                             2009        $ 7.613      $11.717         16,149
                             2010        $11.717      $14.678         15,559
                             2011        $14.678      $13.094         14,267
                             2012        $13.094      $14.385         15,582
                             2013        $14.385      $19.341         14,605
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 9.724      $10.584      1,699,726
                             2005        $10.584      $10.901      1,304,095
                             2006        $10.901      $12.399        979,066
                             2007        $12.399      $12.840        668,100
                             2008        $12.840      $ 7.953        530,507
                             2009        $ 7.953      $ 9.889        495,886
                             2010        $ 9.889      $11.181        385,547
                             2011        $11.181      $11.208        331,470
                             2012        $11.208      $12.759        302,333
                             2013        $12.759      $16.565        260,498
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $20.894      $24.813        298,991
                             2005        $24.813      $27.994        246,774
                             2006        $27.994      $33.151        191,485
                             2007        $33.151      $39.261        140,655
                             2008        $39.261      $25.784        118,365
                             2009        $25.784      $30.265        102,064
                             2010        $30.265      $31.851         87,565
                             2011        $31.851      $36.388         72,178
                             2012        $36.388      $42.506         60,310
                             2013        $42.506      $49.328         51,045
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 9.302      $10.319        786,828
                             2005        $10.319      $12.510        692,992
                             2006        $12.510      $13.279        558,156
                             2007        $13.279      $15.638        369,913
                             2008        $15.638      $ 7.871        256,091
                             2009        $ 7.871      $13.127        219,874
                             2010        $13.127      $16.283        178,174
                             2011        $16.283      $14.852        159,788
                             2012        $14.852      $16.349        146,264
                             2013        $16.349      $17.369              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $31.651      $ 35.120      334,106
                             2005        $35.120      $ 37.572      256,371
                             2006        $37.572      $ 48.153      191,573
                             2007        $48.153      $ 54.780      139,659
                             2008        $54.780      $ 30.892      112,440
                             2009        $30.892      $ 38.835       90,105
                             2010        $38.835      $ 40.985       74,921
                             2011        $40.985      $ 36.450       65,264
                             2012        $36.450      $ 42.513       55,322
                             2013        $42.513      $ 53.351       48,841
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.486      $  8.292      324,955
                             2005        $ 8.292      $  8.716      257,313
                             2006        $ 8.716      $ 10.170      197,125
                             2007        $10.170      $ 11.719      152,112
                             2008        $11.719      $  6.478      127,593
                             2009        $ 6.478      $  6.192            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $23.269      $ 24.099      598,113
                             2005        $24.099      $ 24.509      460,366
                             2006        $24.509      $ 25.497      344,442
                             2007        $25.497      $ 26.595      277,439
                             2008        $26.595      $ 23.840      191,910
                             2009        $23.840      $ 28.761      171,434
                             2010        $28.761      $ 30.933      134,937
                             2011        $30.933      $ 31.972      120,930
                             2012        $31.972      $ 35.901       92,924
                             2013        $35.901      $ 35.697       88,131
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $11.331      $ 11.311      549,730
                             2005        $11.311      $ 11.341      457,645
                             2006        $11.341      $ 11.640      332,221
                             2007        $11.640      $ 11.793      294,491
                             2008        $11.793      $  9.877      215,876
                             2009        $ 9.877      $ 10.281      215,041
                             2010        $10.281      $ 10.357      184,811
                             2011        $10.357      $ 10.475      158,566
                             2012        $10.475      $ 10.653      110,909
                             2013        $10.653      $ 10.526       94,799
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $13.887      $ 13.787      713,532
                             2005        $13.787      $ 13.949      537,764
                             2006        $13.949      $ 14.363      454,914
                             2007        $14.363      $ 14.832      448,542
                             2008        $14.832      $ 14.956      498,934
                             2009        $14.956      $ 14.723      373,358
                             2010        $14.723      $ 14.493      305,737
                             2011        $14.493      $ 14.266      264,352
                             2012        $14.266      $ 14.042      190,943
                             2013        $14.042      $ 13.822      170,808
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $44.564      $ 48.750      708,400
                             2005        $48.750      $ 56.695      548,534
                             2006        $56.695      $ 58.138      391,964
                             2007        $58.138      $ 68.396      273,298
                             2008        $68.396      $ 35.256      220,235
                             2009        $35.256      $ 59.448      191,605
                             2010        $59.448      $ 74.752      167,319
                             2011        $74.752      $ 68.614      147,870
                             2012        $68.614      $ 75.884      128,205
                             2013        $75.884      $112.597      138,375

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $29.685      $32.248       831,106
                             2005        $32.248      $34.382       620,128
                             2006        $34.382      $38.922       466,433
                             2007        $38.922      $41.612       338,512
                             2008        $41.612      $31.133       277,545
                             2009        $31.133      $36.690       243,950
                             2010        $36.690      $38.573       228,830
                             2011        $38.573      $34.943       179,250
                             2012        $34.943      $36.765       159,111
                             2013        $36.765      $39.185             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.930      $10.859       195,077
                             2005        $10.859      $11.247       146,737
                             2006        $11.247      $12.832       116,393
                             2007        $12.832      $11.866        50,373
                             2008        $11.866      $ 7.159        40,999
                             2009        $ 7.159      $ 9.147        38,116
                             2010        $ 9.147      $10.297        32,192
                             2011        $10.297      $ 9.664        25,824
                             2012        $ 9.664      $11.332        22,152
                             2013        $11.332      $15.132        19,973
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.263      $ 8.306       482,357
                             2005        $ 8.306      $ 9.173       395,391
                             2006        $ 9.173      $11.531       384,374
                             2007        $11.531      $12.298       307,367
                             2008        $12.298      $ 6.784       207,734
                             2009        $ 6.784      $ 8.321       173,432
                             2010        $ 8.321      $ 9.011       116,793
                             2011        $ 9.011      $ 7.367        93,727
                             2012        $ 7.367      $ 8.840        78,133
                             2013        $ 8.840      $11.143        71,475
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.746      $13.349        62,877
                             2005        $13.349      $14.063        41,540
                             2006        $14.063      $16.236        25,716
                             2007        $16.236      $13.946        13,426
                             2008        $13.946      $ 8.323        10,024
                             2009        $ 8.323      $10.775         9,771
                             2010        $10.775      $13.361        11,262
                             2011        $13.361      $12.529        10,707
                             2012        $12.529      $14.487        11,297
                             2013        $14.487      $19.906        10,386
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.507      $ 5.693       293,046
                             2005        $ 5.693      $ 5.922       212,282
                             2006        $ 5.922      $ 6.146       135,468
                             2007        $ 6.146      $ 6.382        75,994
                             2008        $ 6.382      $ 3.955        65,674
                             2009        $ 3.955      $ 6.380        62,414
                             2010        $ 6.380      $ 7.586        54,690
                             2011        $ 7.586      $ 6.134        50,815
                             2012        $ 6.134      $ 6.895        46,416
                             2013        $ 6.895      $ 9.754        40,935

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $ 9.930      $10.859       195,077
                             2005        $12.032      $15.852       266,461
                             2006        $15.852      $21.398       229,253
                             2007        $21.398      $29.577       165,388
                             2008        $29.577      $12.627       125,288
                             2009        $12.627      $21.107       117,646
                             2010        $21.107      $24.727        96,528
                             2011        $24.727      $19.904        81,558
                             2012        $19.904      $23.497        69,825
                             2013        $23.497      $22.890        55,521
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.464      $ 9.779       323,407
                             2005        $ 9.779      $10.690       279,738
                             2006        $10.690      $13.167       224,033
                             2007        $13.167      $14.849       170,861
                             2008        $14.849      $ 8.092       157,355
                             2009        $ 8.092      $10.556       135,158
                             2010        $10.556      $10.980       113,963
                             2011        $10.980      $10.409        95,389
                             2012        $10.409      $11.663        81,110
                             2013        $11.663      $13.310       511,388
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 8.769      $ 9.302       541,735
                             2005        $ 9.302      $10.594       418,498
                             2006        $10.594      $10.855       316,705
                             2007        $10.855      $13.023       244,103
                             2008        $13.023      $ 6.513       206,714
                             2009        $ 6.513      $10.612       166,356
                             2010        $10.612      $12.833       126,520
                             2011        $12.833      $12.277       107,042
                             2012        $12.277      $13.820        90,652
                             2013        $13.820      $20.142        71,184
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.205      $12.214       163,930
                             2005        $12.214      $14.134       135,132
                             2006        $14.134      $15.201       129,398
                             2007        $15.201      $18.351       100,264
                             2008        $18.351      $ 9.615        86,308
                             2009        $ 9.615      $14.919        78,926
                             2010        $14.919      $19.430        56,735
                             2011        $19.430      $17.762        49,554
                             2012        $17.762      $19.000        33,106
                             2013        $19.000      $25.711        27,462
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $15.950      $21.413       228,234
                             2005        $21.413      $24.670       193,931
                             2006        $24.670      $33.520       132,182
                             2007        $33.520      $27.357        80,278
                             2008        $27.357      $16.721        62,592
                             2009        $16.721      $21.123        51,313
                             2010        $21.123      $27.020        42,151
                             2011        $27.020      $28.169        27,928
                             2012        $28.169      $32.114        27,134
                             2013        $32.114      $32.256        24,397



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE
                             DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.51



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.157      $11.116        12,137
                             2005        $11.116      $11.442        27,779
                             2006        $11.442      $13.172        20,831
                             2007        $13.172      $13.590        20,530
                             2008        $13.590      $ 7.931        18,409
                             2009        $ 7.931      $ 9.392        18,409
                             2010        $ 9.392      $10.425        18,409
                             2011        $10.425      $10.882        17,372
                             2012        $10.882      $12.554        15,921
                             2013        $12.554      $16.627         2,059
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.978      $ 7.864         4,938
                             2005        $ 7.864      $ 8.640        13,238
                             2006        $ 8.640      $ 8.396         9,818
                             2007        $ 8.396      $ 9.308         9,818
                             2008        $ 9.308      $ 5.257         9,817
                             2009        $ 5.257      $ 6.874         1,516
                             2010        $ 6.874      $ 7.765             0
                             2011        $ 7.765      $ 7.715             0
                             2012        $ 7.715      $ 8.623             0
                             2013        $ 8.623      $11.347             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.585      $ 7.021         1,540
                             2005        $ 7.021      $ 7.935         1,538
                             2006        $ 7.935      $ 7.758         1,537
                             2007        $ 7.758      $ 8.673         1,535
                             2008        $ 8.673      $ 5.136         1,533
                             2009        $ 5.136      $ 6.929         1,531
                             2010        $ 6.929      $ 7.489           523
                             2011        $ 7.489      $ 7.128           522
                             2012        $ 7.128      $ 8.145           521
                             2013        $ 8.145      $10.980           521

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.694            0
                             2005        $10.694      $10.871            0
                             2006        $10.871      $11.700            0
                             2007        $11.700      $11.825            0
                             2008        $11.825      $ 8.916            0
                             2009        $ 8.916      $12.519          226
                             2010        $12.519      $13.953          226
                             2011        $13.953      $14.357            0
                             2012        $14.357      $16.325            0
                             2013        $16.325      $17.322            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.239        1,255
                             2005        $11.239      $11.236        2,854
                             2006        $11.236      $13.074        8,466
                             2007        $13.075      $13.348        6,572
                             2008        $13.348      $ 9.239        1,883
                             2009        $ 9.239      $12.328        1,883
                             2010        $12.328      $13.669        3,262
                             2011        $13.669      $13.772        3,443
                             2012        $13.772      $15.266        2,047
                             2013        $15.266      $17.116        4,322
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.332            0
                             2006        $11.332      $13.045          615
                             2007        $13.045      $12.530          615
                             2008        $12.530      $ 8.259          615
                             2009        $ 8.259      $10.496          615
                             2010        $10.496      $13.244          615
                             2011        $13.244      $12.543          615
                             2012        $12.543      $14.611          615
                             2013        $14.611      $19.588          615
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.950            0
                             2005        $10.950      $11.912            0
                             2006        $11.912      $13.877        3,922
                             2007        $13.877      $14.129        1,885
                             2008        $14.129      $ 8.744        1,885
                             2009        $ 8.744      $10.846        1,885
                             2010        $10.846      $11.867        2,100
                             2011        $11.867      $11.556        3,143
                             2012        $11.556      $12.991        2,080
                             2013        $12.991      $16.396        1,993
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.518            0
                             2005        $11.518      $12.486        3,642
                             2006        $12.486      $14.922        3,616
                             2007        $14.922      $16.952        3,595
                             2008        $16.952      $ 9.945        3,486
                             2009        $ 9.945      $13.412            0
                             2010        $13.412      $14.307            0
                             2011        $14.307      $12.582            0
                             2012        $12.582      $14.638            0
                             2013        $14.638      $17.713            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.521      $ 5.815         3,435
                             2005        $ 5.815      $ 6.176         2,519
                             2006        $ 6.176      $ 6.251         1,865
                             2007        $ 6.251      $ 7.194         1,756
                             2008        $ 7.194      $ 3.611         1,617
                             2009        $ 3.611      $ 5.901         1,457
                             2010        $ 5.901      $ 6.960           612
                             2011        $ 6.960      $ 6.426             0
                             2012        $ 6.426      $ 7.191           279
                             2013        $ 7.191      $ 9.916           278
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.699      $10.937         5,247
                             2005        $10.937      $12.088           346
                             2006        $12.088      $14.357         2,261
                             2007        $14.357      $15.235         2,123
                             2008        $15.235      $ 8.802         2,156
                             2009        $ 8.802      $12.057         2,142
                             2010        $12.057      $14.503         2,124
                             2011        $14.503      $14.404         2,120
                             2012        $14.404      $16.626         2,109
                             2013        $16.626      $21.967         2,092
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.087      $ 7.435             0
                             2005        $ 7.435      $ 7.964             0
                             2006        $ 7.964      $ 8.330         1,625
                             2007        $ 8.330      $ 9.181         1,300
                             2008        $ 9.181      $ 5.195           303
                             2009        $ 5.195      $ 6.190           301
                             2010        $ 6.190      $ 7.035           300
                             2011        $ 7.035      $ 6.375           298
                             2012        $ 6.375      $ 7.322             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.380      $12.028        10,094
                             2005        $12.028      $12.353        14,986
                             2006        $12.353      $14.136        18,855
                             2007        $14.136      $13.625        15,965
                             2008        $13.625      $ 8.624        11,473
                             2009        $ 8.624      $10.929         5,898
                             2010        $10.929      $12.473         5,898
                             2011        $12.473      $12.048         5,223
                             2012        $12.048      $14.136         5,223
                             2013        $14.136      $18.914         5,223
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.798           306
                             2007        $10.798      $11.485           306
                             2008        $11.485      $ 7.897             0
                             2009        $ 7.897      $ 9.970             0
                             2010        $ 9.970      $10.748             0
                             2011        $10.748      $10.570             0
                             2012        $10.570      $11.845             0
                             2013        $11.845      $15.065             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.939      $10.608        74,505
                             2005        $10.608      $11.025        90,045
                             2006        $11.025      $12.126        75,621
                             2007        $12.126      $12.443        70,238
                             2008        $12.443      $ 7.741        64,292
                             2009        $ 7.741      $ 9.469        63,471
                             2010        $ 9.469      $10.295        62,233
                             2011        $10.295      $10.151        59,867
                             2012        $10.151      $11.859        57,377
                             2013        $11.859      $15.292        42,522
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $14.055             0
                             2012        $14.055      $15.570             0
                             2013        $15.570      $19.179             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.250        11,035
                             2012        $10.250      $11.473        10,659
                             2013        $11.473      $13.830         9,239
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.650      $12.045        17,415
                             2005        $12.045      $12.604        15,073
                             2006        $12.604      $15.125        13,690
                             2007        $15.125      $15.927        12,919
                             2008        $15.927      $ 9.257        12,306
                             2009        $ 9.257      $10.606        12,050
                             2010        $10.606      $11.697        12,015
                             2011        $11.697      $12.632             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.323         1,434
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.144      $ 7.722         1,631
                             2005        $ 7.722      $ 7.765         1,626
                             2006        $ 7.765      $ 8.352         2,467
                             2007        $ 8.352      $ 8.560         2,232
                             2008        $ 8.560      $ 6.475         1,614
                             2009        $ 6.475      $ 9.211         1,510
                             2010        $ 9.211      $ 9.990         1,506
                             2011        $ 9.990      $10.027         1,503
                             2012        $10.027      $11.727         1,437
                             2013        $11.727      $12.141             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.180      $12.208         1,634
                             2005        $12.208      $12.849             0
                             2006        $12.849      $14.441             0
                             2007        $14.441      $14.665             0
                             2008        $14.665      $10.637             0
                             2009        $10.637      $13.101             0
                             2010        $13.101      $14.486           179
                             2011        $14.486      $15.432             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.819             0
                             2005        $10.819      $11.457             0
                             2006        $11.457      $12.542           816
                             2007        $12.542      $13.519           816
                             2008        $13.519      $ 9.509           816
                             2009        $ 9.509      $12.184           816
                             2010        $12.184      $13.681           816
                             2011        $13.681      $12.604           816
                             2012        $12.604      $13.761           816
                             2013        $13.761      $17.444           816
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.128             0
                             2005        $11.128      $12.167           164
                             2006        $12.167      $12.563           152
                             2007        $12.563      $14.536           121
                             2008        $14.536      $ 7.605             0
                             2009        $ 7.605      $11.702             0
                             2010        $11.702      $14.656             0
                             2011        $14.656      $13.072             0
                             2012        $13.072      $14.358             0
                             2013        $14.358      $19.301             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.269      $ 8.999        11,128
                             2005        $ 8.999      $ 9.267         4,486
                             2006        $ 9.267      $10.538         7,205
                             2007        $10.538      $10.911         4,484
                             2008        $10.911      $ 6.757         4,483
                             2009        $ 6.757      $ 8.400         4,482
                             2010        $ 8.400      $ 9.495         3,697
                             2011        $ 9.495      $ 9.517         3,697
                             2012        $ 9.517      $10.831         3,697
                             2013        $10.831      $14.059         3,697
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.493      $ 7.709        42,181
                             2005        $ 7.709      $ 8.695        41,322
                             2006        $ 8.695      $10.295        29,667
                             2007        $10.295      $12.190        24,220
                             2008        $12.190      $ 8.004        23,134
                             2009        $ 8.004      $ 9.393        22,963
                             2010        $ 9.393      $ 9.883        21,742
                             2011        $ 9.883      $11.289        20,218
                             2012        $11.289      $13.184        19,545
                             2013        $13.184      $15.297        18,965
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.736      $ 7.471             0
                             2005        $ 7.471      $ 9.056             0
                             2006        $ 9.056      $ 9.610             0
                             2007        $ 9.610      $11.315             0
                             2008        $11.315      $ 5.694             0
                             2009        $ 5.694      $ 9.495             0
                             2010        $ 9.495      $11.775             0
                             2011        $11.775      $10.738             0
                             2012        $10.738      $11.818             0
                             2013        $11.818      $12.554             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.270      $ 9.174        16,765
                             2005        $ 9.174      $ 9.813        40,083
                             2006        $ 9.813      $12.650        37,659
                             2007        $12.650      $14.398        36,497
                             2008        $14.398      $ 8.063        35,963
                             2009        $ 8.063      $10.135        31,747
                             2010        $10.135      $10.693        30,564
                             2011        $10.693      $ 9.508        28,063
                             2012        $ 9.508      $11.088        26,005
                             2013        $11.088      $13.911        18,969
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.485      $ 8.289             0
                             2005        $ 8.289      $ 8.711             0
                             2006        $ 8.711      $10.163             0
                             2007        $10.163      $11.709             0
                             2008        $11.709      $ 6.471             0
                             2009        $ 6.471      $ 6.185             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.967      $12.391         4,023
                             2005        $12.391      $12.600         2,087
                             2006        $12.600      $13.105         2,851
                             2007        $13.105      $13.666         2,486
                             2008        $13.666      $12.248         1,223
                             2009        $12.248      $14.774         1,233
                             2010        $14.774      $15.886           938
                             2011        $15.886      $16.416         1,295
                             2012        $16.416      $18.430         1,171
                             2013        $18.430      $18.322           760
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.824      $10.803           636
                             2005        $10.803      $10.829           702
                             2006        $10.829      $11.113         5,707
                             2007        $11.113      $11.257         3,703
                             2008        $11.257      $ 9.425            77
                             2009        $ 9.425      $ 9.809            97
                             2010        $ 9.809      $ 9.880           350
                             2011        $ 9.880      $ 9.990           931
                             2012        $ 9.990      $10.158           519
                             2013        $10.158      $10.035           359
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.116      $10.041        16,991
                             2005        $10.041      $10.157        10,780
                             2006        $10.157      $10.456        10,855
                             2007        $10.456      $10.796         9,644
                             2008        $10.796      $10.883        18,207
                             2009        $10.883      $10.712         6,580
                             2010        $10.712      $10.542         6,581
                             2011        $10.542      $10.375         6,565
                             2012        $10.375      $10.210         6,540
                             2013        $10.210      $10.048        11,061
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.828      $ 7.467        83,819
                             2005        $ 7.467      $ 8.683       101,797
                             2006        $ 8.683      $ 8.956        99,627
                             2007        $ 8.956      $10.541        96,697
                             2008        $10.541      $ 5.396        85,662
                             2009        $ 5.396      $ 9.097        84,283
                             2010        $ 9.097      $11.437        82,229
                             2011        $11.437      $10.496        76,575
                             2012        $10.496      $11.605        72,917
                             2013        $11.605      $17.217        47,060

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.805      $10.650        52,874
                             2005        $10.650      $11.352        47,255
                             2006        $11.352      $12.849        46,736
                             2007        $12.849      $13.734        37,079
                             2008        $13.734      $10.273        24,521
                             2009        $10.273      $12.105        23,460
                             2010        $12.105      $12.723        22,604
                             2011        $12.723      $11.523        20,074
                             2012        $11.523      $12.122        19,827
                             2013        $12.122      $12.919             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.411      $10.290         1,588
                             2005        $10.290      $10.655             0
                             2006        $10.655      $12.154             0
                             2007        $12.154      $11.236             0
                             2008        $11.236      $ 6.778             0
                             2009        $ 6.778      $ 8.658             0
                             2010        $ 8.658      $ 9.745             0
                             2011        $ 9.745      $ 9.145             0
                             2012        $ 9.145      $10.720             0
                             2013        $10.720      $14.313             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.257      $ 9.441         2,858
                             2005        $ 9.441      $10.424         3,105
                             2006        $10.424      $13.101         3,884
                             2007        $13.101      $13.969         3,569
                             2008        $13.969      $ 7.704         2,759
                             2009        $ 7.704      $ 9.449         2,759
                             2010        $ 9.449      $10.230         2,759
                             2011        $10.230      $ 8.362         2,759
                             2012        $ 8.362      $10.032         2,649
                             2013        $10.032      $12.643         2,555
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.743      $13.342         2,220
                             2005        $13.342      $14.053         2,216
                             2006        $14.053      $16.221         2,216
                             2007        $16.221      $13.930         2,094
                             2008        $13.930      $ 8.312         2,094
                             2009        $ 8.312      $10.758         2,094
                             2010        $10.758      $13.337         2,094
                             2011        $13.337      $12.504         2,094
                             2012        $12.504      $14.456         2,094
                             2013        $14.456      $19.860         2,094
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.714      $ 6.940           858
                             2005        $ 6.940      $ 7.218        13,689
                             2006        $ 7.218      $ 7.489        12,740
                             2007        $ 7.489      $ 7.775        12,736
                             2008        $ 7.775      $ 4.818        12,736
                             2009        $ 4.818      $ 7.770        12,736
                             2010        $ 7.770      $ 9.236        12,736
                             2011        $ 9.236      $ 7.467        11,979
                             2012        $ 7.467      $ 8.393        10,867
                             2013        $ 8.393      $11.870           706

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.587      $14.037         1,537
                             2005        $14.037      $18.491         1,079
                             2006        $18.491      $24.955         1,080
                             2007        $24.955      $34.487         1,080
                             2008        $34.487      $14.719         1,080
                             2009        $14.719      $24.601         1,080
                             2010        $24.601      $28.814         1,517
                             2011        $28.814      $23.189         1,517
                             2012        $23.189      $27.370         1,517
                             2013        $27.370      $26.657         1,517
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.313      $ 9.602           244
                             2005        $ 9.602      $10.495         4,447
                             2006        $10.495      $12.924         7,708
                             2007        $12.924      $14.572         7,102
                             2008        $14.572      $ 7.940         6,085
                             2009        $ 7.940      $10.355         1,857
                             2010        $10.355      $10.769         1,877
                             2011        $10.769      $10.207         1,882
                             2012        $10.207      $11.434         1,883
                             2013        $11.434      $13.046        19,812
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.164      $ 7.597         2,073
                             2005        $ 7.597      $ 8.651         2,071
                             2006        $ 8.651      $ 8.863         2,069
                             2007        $ 8.863      $10.631         2,067
                             2008        $10.631      $ 5.315         2,067
                             2009        $ 5.315      $ 8.659         2,721
                             2010        $ 8.659      $10.469         2,721
                             2011        $10.469      $10.014             0
                             2012        $10.014      $11.270             0
                             2013        $11.270      $16.422             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.202      $12.207         3,718
                             2005        $12.207      $14.123         3,520
                             2006        $14.123      $15.187         3,528
                             2007        $15.187      $18.331         3,397
                             2008        $18.331      $ 9.602         3,397
                             2009        $ 9.602      $14.896         2,108
                             2010        $14.896      $19.396         2,108
                             2011        $19.396      $17.727         2,108
                             2012        $17.727      $18.960         2,108
                             2013        $18.960      $25.651         2,108
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.314      $19.212           170
                             2005        $19.212      $22.130           161
                             2006        $22.130      $30.064           302
                             2007        $30.064      $24.531           169
                             2008        $24.531      $14.991           169
                             2009        $14.991      $18.934           314
                             2010        $18.934      $24.214           314
                             2011        $24.214      $25.239           169
                             2012        $25.239      $28.768           169
                             2013        $28.768      $28.889           169



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                   WITH INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $ 9.736      $10.651        7,442
                             2005        $10.651      $10.959        4,389
                             2006        $10.959      $12.611        1,291
                             2007        $12.611      $13.006          855
                             2008        $13.006      $ 7.587          962
                             2009        $ 7.587      $ 8.981          535
                             2010        $ 8.981      $ 9.965          535
                             2011        $ 9.965      $10.397            0
                             2012        $10.397      $11.991            0
                             2013        $11.991      $15.874            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.220      $ 7.007          293
                             2005        $ 7.007      $ 7.694          293
                             2006        $ 7.694      $ 7.475            0
                             2007        $ 7.475      $ 8.283            0
                             2008        $ 8.283      $ 4.677            0
                             2009        $ 4.677      $ 6.112            0
                             2010        $ 6.112      $ 6.902            0
                             2011        $ 6.902      $ 6.855            0
                             2012        $ 6.855      $ 7.658            0
                             2013        $ 7.658      $10.073            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.926      $ 6.315          158
                             2005        $ 6.315      $ 7.134          145
                             2006        $ 7.134      $ 6.973          160
                             2007        $ 6.973      $ 7.791            0
                             2008        $ 7.791      $ 4.612            0
                             2009        $ 4.612      $ 6.220            0
                             2010        $ 6.220      $ 6.720            0
                             2011        $ 6.720      $ 6.393            0
                             2012        $ 6.393      $ 7.303            0
                             2013        $ 7.303      $ 9.841            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.691            0
                             2005        $10.691      $10.864            0
                             2006        $10.864      $11.687            0
                             2007        $11.687      $11.807            0
                             2008        $11.807      $ 8.899            0
                             2009        $ 8.899      $12.491            0
                             2010        $12.491      $13.915            0
                             2011        $13.915      $14.312            0
                             2012        $14.312      $16.268            0
                             2013        $16.268      $17.255            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.236            0
                             2005        $11.236      $11.230        2,780
                             2006        $11.230      $13.061            0
                             2007        $13.061      $13.329            0
                             2008        $13.329      $ 9.222            0
                             2009        $ 9.222      $12.301            0
                             2010        $12.301      $13.633            0
                             2011        $13.633      $13.730            0
                             2012        $13.730      $15.213            0
                             2013        $15.213      $17.051            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.329            0
                             2006        $11.329      $13.036            0
                             2007        $13.036      $12.517            0
                             2008        $12.517      $ 8.247            0
                             2009        $ 8.247      $10.477            0
                             2010        $10.477      $13.214            0
                             2011        $13.214      $12.509            0
                             2012        $12.509      $14.566            0
                             2013        $14.566      $19.520            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.947            0
                             2005        $10.947      $11.905        2,843
                             2006        $11.905      $13.863            0
                             2007        $13.863      $14.110           69
                             2008        $14.110      $ 8.728           46
                             2009        $ 8.728      $10.822           17
                             2010        $10.822      $11.837            0
                             2011        $11.837      $11.522            0
                             2012        $11.522      $12.947            0
                             2013        $12.947      $16.334            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.515            0
                             2005        $11.515      $12.477            0
                             2006        $12.477      $14.906            0
                             2007        $14.906      $16.927            0
                             2008        $16.927      $ 9.927            0
                             2009        $ 9.927      $13.381            0
                             2010        $13.381      $14.269            0
                             2011        $14.269      $12.543            0
                             2012        $12.543      $14.587            0
                             2013        $14.587      $17.644            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.547      $ 4.787         3,682
                             2005        $ 4.787      $ 5.082         1,979
                             2006        $ 5.082      $ 5.142         1,999
                             2007        $ 5.142      $ 5.916         1,822
                             2008        $ 5.916      $ 2.968           357
                             2009        $ 2.968      $ 4.849             0
                             2010        $ 4.849      $ 5.716             0
                             2011        $ 5.716      $ 5.275             0
                             2012        $ 5.275      $ 5.901         2,094
                             2013        $ 5.901      $ 8.134         2,093
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.231      $10.405         9,776
                             2005        $10.405      $11.496         2,466
                             2006        $11.496      $13.649         2,445
                             2007        $13.649      $14.477         1,999
                             2008        $14.477      $ 8.360           759
                             2009        $ 8.360      $11.448           587
                             2010        $11.448      $13.765           587
                             2011        $13.765      $13.665             0
                             2012        $13.665      $15.767             0
                             2013        $15.767      $20.824             0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.892      $ 6.179         6,448
                             2005        $ 6.179      $ 6.616         2,363
                             2006        $ 6.616      $ 6.918         2,368
                             2007        $ 6.918      $ 7.621         2,300
                             2008        $ 7.621      $ 4.311         2,361
                             2009        $ 4.311      $ 5.134         2,115
                             2010        $ 5.134      $ 5.832         2,114
                             2011        $ 5.832      $ 5.283         2,113
                             2012        $ 5.283      $ 6.067             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.373      $12.015         8,123
                             2005        $12.015      $12.335        11,003
                             2006        $12.335      $14.109         6,423
                             2007        $14.109      $13.594         6,475
                             2008        $13.594      $ 8.601         5,117
                             2009        $ 8.601      $10.896         5,109
                             2010        $10.896      $12.430         5,104
                             2011        $12.430      $12.002         5,100
                             2012        $12.002      $14.075         5,096
                             2013        $14.075      $18.826         4,700
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.795             0
                             2007        $10.795      $11.477             0
                             2008        $11.477      $ 7.888             0
                             2009        $ 7.888      $ 9.955             0
                             2010        $ 9.955      $10.728             0
                             2011        $10.728      $10.546             0
                             2012        $10.546      $11.813             0
                             2013        $11.813      $15.018             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.859      $10.518        23,818
                             2005        $10.518      $10.927        11,535
                             2006        $10.927      $11.941         7,097
                             2007        $11.941      $12.240         4,055
                             2008        $12.240      $ 7.663         2,484
                             2009        $ 7.663      $ 9.370         2,482
                             2010        $ 9.370      $10.183         2,481
                             2011        $10.183      $10.037         2,479
                             2012        $10.037      $11.721         1,018
                             2013        $11.721      $15.107         1,017
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.648           374
                             2012        $13.648      $15.112           374
                             2013        $15.112      $18.609           374
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.169             0
                             2012        $10.169      $11.377             0
                             2013        $11.377      $13.710             0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.600      $11.983         3,981
                             2005        $11.983      $12.535         1,369
                             2006        $12.535      $15.036         1,138
                             2007        $15.036      $15.827         1,036
                             2008        $15.827      $ 9.195             0
                             2009        $ 9.195      $10.531             0
                             2010        $10.531      $11.609             0
                             2011        $11.609      $12.536             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.738             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 6.251      $ 6.753        13,010
                             2005        $ 6.753      $ 6.788         1,039
                             2006        $ 6.788      $ 7.298           651
                             2007        $ 7.298      $ 7.477           247
                             2008        $ 7.477      $ 5.654           256
                             2009        $ 5.654      $ 8.040             0
                             2010        $ 8.040      $ 8.716             0
                             2011        $ 8.716      $ 8.744             0
                             2012        $ 8.744      $10.223             0
                             2013        $10.223      $10.583             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $10.891      $11.887           375
                             2005        $11.887      $12.507           375
                             2006        $12.507      $14.051           375
                             2007        $14.051      $14.263           375
                             2008        $14.263      $10.341           375
                             2009        $10.341      $12.731           374
                             2010        $12.731      $14.072           374
                             2011        $14.072      $14.989             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.816             0
                             2005        $10.816      $11.449             0
                             2006        $11.449      $12.528             0
                             2007        $12.528      $13.499             0
                             2008        $13.499      $ 9.491             0
                             2009        $ 9.491      $12.156             0
                             2010        $12.156      $13.645             0
                             2011        $13.645      $12.566             0
                             2012        $12.566      $13.714             0
                             2013        $13.714      $17.376             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.125             0
                             2005        $11.125      $12.159             0
                             2006        $12.159      $12.549             0
                             2007        $12.549      $14.515             0
                             2008        $14.515      $ 7.590             0
                             2009        $ 7.590      $11.675             0
                             2010        $11.675      $14.616             0
                             2011        $14.616      $13.032             0
                             2012        $13.032      $14.308             0
                             2013        $14.308      $19.226             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.625      $ 8.294         7,558
                             2005        $ 8.294      $ 8.537         3,088
                             2006        $ 8.537      $ 9.705         2,698
                             2007        $ 9.705      $10.044         2,695
                             2008        $10.044      $ 6.218         2,692
                             2009        $ 6.218      $ 7.726         2,687
                             2010        $ 7.726      $ 8.731         2,683
                             2011        $ 8.731      $ 8.747         2,679
                             2012        $ 8.747      $ 9.951         2,676
                             2013        $ 9.951      $12.911         2,673
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.410      $ 7.608         8,357
                             2005        $ 7.608      $ 8.577         8,227
                             2006        $ 8.577      $10.152         6,045
                             2007        $10.152      $12.015             0
                             2008        $12.015      $ 7.886             0
                             2009        $ 7.886      $ 9.251             0
                             2010        $ 9.251      $ 9.730             0
                             2011        $ 9.730      $11.110             0
                             2012        $11.110      $12.969             0
                             2013        $12.969      $15.042             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.117      $ 6.782         6,437
                             2005        $ 6.782      $ 8.217        10,057
                             2006        $ 8.217      $ 8.717         3,317
                             2007        $ 8.717      $10.259         2,973
                             2008        $10.259      $ 5.161         2,249
                             2009        $ 5.161      $ 8.602         2,248
                             2010        $ 8.602      $10.664         2,247
                             2011        $10.664      $ 9.720         2,246
                             2012        $ 9.720      $10.694         2,245
                             2013        $10.694      $11.359             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.204      $ 9.097        13,149
                             2005        $ 9.097      $ 9.726        10,014
                             2006        $ 9.726      $12.458         7,450
                             2007        $12.458      $14.164         7,370
                             2008        $14.164      $ 7.983         5,928
                             2009        $ 7.983      $10.029         5,921
                             2010        $10.029      $10.578         3,651
                             2011        $10.578      $ 9.402         3,158
                             2012        $ 9.402      $10.960         1,474
                             2013        $10.960      $13.745         1,473

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.857      $ 7.590             0
                             2005        $ 7.590      $ 7.974             0
                             2006        $ 7.974      $ 9.299             0
                             2007        $ 9.299      $10.708             0
                             2008        $10.708      $ 5.916             0
                             2009        $ 5.916      $ 5.653             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.409      $12.844         5,892
                             2005        $12.844      $13.055         5,365
                             2006        $13.055      $13.573         5,375
                             2007        $13.573      $14.149         5,328
                             2008        $14.149      $12.676         5,273
                             2009        $12.676      $15.283         5,000
                             2010        $15.283      $16.428         4,999
                             2011        $16.428      $16.969         4,665
                             2012        $16.969      $19.043         4,664
                             2013        $19.043      $18.923         4,663
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.900      $10.874         2,901
                             2005        $10.874      $10.896         2,950
                             2006        $10.896      $11.177         3,005
                             2007        $11.177      $11.317         2,848
                             2008        $11.317      $ 9.472         1,118
                             2009        $ 9.472      $ 9.854             0
                             2010        $ 9.854      $ 9.921             0
                             2011        $ 9.921      $10.028             0
                             2012        $10.028      $10.193             0
                             2013        $10.193      $10.065             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.156      $10.077         7,785
                             2005        $10.077      $10.189           729
                             2006        $10.189      $10.485           755
                             2007        $10.485      $10.821           719
                             2008        $10.821      $10.905         2,980
                             2009        $10.905      $10.729            79
                             2010        $10.729      $10.554            78
                             2011        $10.554      $10.383            77
                             2012        $10.383      $10.214            77
                             2013        $10.214      $10.048            76
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.242      $ 6.825        39,820
                             2005        $ 6.825      $ 7.932        27,448
                             2006        $ 7.932      $ 8.129        16,409
                             2007        $ 8.129      $ 9.558        14,220
                             2008        $ 9.558      $ 4.924         9,206
                             2009        $ 4.924      $ 8.297         9,196
                             2010        $ 8.297      $10.427         9,189
                             2011        $10.427      $ 9.565         8,318
                             2012        $ 9.565      $10.572         6,386
                             2013        $10.572      $15.678         8,640

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.311      $10.109        32,956
                             2005        $10.109      $10.771        20,005
                             2006        $10.771      $12.186        18,847
                             2007        $12.186      $13.020        10,016
                             2008        $13.020      $ 9.736         9,253
                             2009        $ 9.736      $11.467         9,246
                             2010        $11.467      $12.048         9,241
                             2011        $12.048      $10.908         9,235
                             2012        $10.908      $11.470         7,682
                             2013        $11.470      $12.222             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.260      $10.121             0
                             2005        $10.121      $10.476             0
                             2006        $10.476      $11.945             0
                             2007        $11.945      $11.039             0
                             2008        $11.039      $ 6.656             0
                             2009        $ 6.656      $ 8.499             0
                             2010        $ 8.499      $ 9.562             0
                             2011        $ 9.562      $ 8.970             0
                             2012        $ 8.970      $10.511             0
                             2013        $10.511      $14.027             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.948      $ 9.084         2,871
                             2005        $ 9.084      $10.026           930
                             2006        $10.026      $12.596           850
                             2007        $12.596      $13.425           788
                             2008        $13.425      $ 7.401           941
                             2009        $ 7.401      $ 9.073           366
                             2010        $ 9.073      $ 9.820           366
                             2011        $ 9.820      $ 8.024             0
                             2012        $ 8.024      $ 9.622             0
                             2013        $ 9.622      $12.121             0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.735      $13.328            94
                             2005        $13.328      $14.032            94
                             2006        $14.032      $16.191            93
                             2007        $16.191      $13.899            93
                             2008        $13.899      $ 8.290             0
                             2009        $ 8.290      $10.725             0
                             2010        $10.725      $13.291             0
                             2011        $13.291      $12.456             0
                             2012        $12.456      $14.394             0
                             2013        $14.394      $19.767             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.962      $ 6.159           593
                             2005        $ 6.159      $ 6.404           576
                             2006        $ 6.404      $ 6.641           599
                             2007        $ 6.641      $ 6.893           605
                             2008        $ 6.893      $ 4.269           752
                             2009        $ 4.269      $ 6.882             0
                             2010        $ 6.882      $ 8.178             0
                             2011        $ 8.178      $ 6.608             0
                             2012        $ 6.608      $ 7.425             0
                             2013        $ 7.425      $10.497             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $10.178      $12.326          641
                             2005        $12.326      $16.230          640
                             2006        $16.230      $21.895          639
                             2007        $21.895      $30.246          638
                             2008        $30.246      $12.904            0
                             2009        $12.904      $21.558            0
                             2010        $21.558      $25.240            0
                             2011        $25.240      $20.304            0
                             2012        $20.304      $23.956            0
                             2013        $23.956      $23.323            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.009      $ 9.247            0
                             2005        $ 9.247      $10.103            0
                             2006        $10.103      $12.436            0
                             2007        $12.436      $14.017            0
                             2008        $14.017      $ 7.634            0
                             2009        $ 7.634      $ 9.952            0
                             2010        $ 9.952      $10.346            0
                             2011        $10.346      $ 9.802            0
                             2012        $ 9.802      $10.977            0
                             2013        $10.977      $12.519        8,167
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.250      $ 6.625          645
                             2005        $ 6.625      $ 7.541          637
                             2006        $ 7.541      $ 7.723          172
                             2007        $ 7.723      $ 9.259            0
                             2008        $ 9.259      $ 4.628            0
                             2009        $ 4.628      $ 7.536            0
                             2010        $ 7.536      $ 9.108            0
                             2011        $ 9.108      $ 8.708            0
                             2012        $ 8.708      $ 9.797            0
                             2013        $ 9.797      $14.269            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.195      $12.194        3,731
                             2005        $12.194      $14.103          120
                             2006        $14.103      $15.159           98
                             2007        $15.159      $18.289           79
                             2008        $18.289      $ 9.576           53
                             2009        $ 9.576      $14.851           20
                             2010        $14.851      $19.329            0
                             2011        $19.329      $17.659            0
                             2012        $17.659      $18.879            0
                             2013        $18.879      $25.531            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $15.329      $20.567          197
                             2005        $20.567      $23.681          195
                             2006        $23.681      $32.157          100
                             2007        $32.157      $26.229           92
                             2008        $26.229      $16.022           91
                             2009        $16.022      $20.228           90
                             2010        $20.228      $25.859           89
                             2011        $25.859      $26.942           88
                             2012        $26.942      $30.697           88
                             2013        $30.697      $30.815           87



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT,
    THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.58



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.135      $11.085        41,146
                             2005        $11.085      $11.402        23,572
                             2006        $11.402      $13.116        16,545
                             2007        $13.116      $13.524        26,858
                             2008        $13.524      $ 7.886        27,451
                             2009        $ 7.886      $ 9.333        26,782
                             2010        $ 9.333      $10.352        26,050
                             2011        $10.352      $10.798        15,341
                             2012        $10.798      $12.449        15,043
                             2013        $12.449      $16.476        14,537
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.963      $ 7.842         9,707
                             2005        $ 7.842      $ 8.609         1,676
                             2006        $ 8.609      $ 8.361         1,377
                             2007        $ 8.361      $ 9.262             0
                             2008        $ 9.262      $ 5.228             0
                             2009        $ 5.228      $ 6.831             0
                             2010        $ 6.831      $ 7.711             0
                             2011        $ 7.711      $ 7.656             0
                             2012        $ 7.656      $ 8.550             0
                             2013        $ 8.550      $11.244             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.571      $ 7.001         1,095
                             2005        $ 7.001      $ 7.907         1,094
                             2006        $ 7.907      $ 7.725         1,094
                             2007        $ 7.725      $ 8.630         5,485
                             2008        $ 8.630      $ 5.107         5,484
                             2009        $ 5.107      $ 6.885         5,482
                             2010        $ 6.885      $ 7.436         5,523
                             2011        $ 7.436      $ 7.073         1,133
                             2012        $ 7.073      $ 8.076         1,132
                             2013        $ 8.076      $10.880         1,132

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.689             0
                             2005        $10.689      $10.858             0
                             2006        $10.858      $11.678             0
                             2007        $11.678      $11.794             0
                             2008        $11.794      $ 8.886             0
                             2009        $ 8.886      $12.469             0
                             2010        $12.469      $13.887             0
                             2011        $13.887      $14.279             0
                             2012        $14.279      $16.226             0
                             2013        $16.226      $17.205             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.233         2,579
                             2005        $11.233      $11.223         4,497
                             2006        $11.223      $13.049           989
                             2007        $13.049      $13.313             0
                             2008        $13.313      $ 9.209             0
                             2009        $ 9.209      $12.279             0
                             2010        $12.279      $13.604             0
                             2011        $13.604      $13.697             0
                             2012        $13.697      $15.172             0
                             2013        $15.172      $17.000             0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.327             0
                             2006        $11.327      $13.030             0
                             2007        $13.030      $12.507             0
                             2008        $12.507      $ 8.237             0
                             2009        $ 8.237      $10.462             0
                             2010        $10.462      $13.191             0
                             2011        $13.191      $12.484             0
                             2012        $12.484      $14.533             0
                             2013        $14.533      $19.470             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.945             0
                             2005        $10.945      $11.898         2,038
                             2006        $11.898      $13.851             0
                             2007        $13.851      $14.093             0
                             2008        $14.093      $ 8.715             0
                             2009        $ 8.715      $10.802             0
                             2010        $10.802      $11.812             0
                             2011        $11.812      $11.494             0
                             2012        $11.494      $12.912             0
                             2013        $12.912      $16.286             0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.512             0
                             2005        $11.512      $12.471         1,413
                             2006        $12.471      $14.894           600
                             2007        $14.894      $16.912           237
                             2008        $16.912      $ 9.913           244
                             2009        $ 9.913      $13.358           232
                             2010        $13.358      $14.240           237
                             2011        $14.240      $12.514           253
                             2012        $12.514      $14.549           249
                             2013        $14.549      $17.593           264
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.509      $ 5.799         8,543
                             2005        $ 5.799      $ 6.155        10,492
                             2006        $ 6.155      $ 6.225        10,131
                             2007        $ 6.225      $ 7.159         2,674
                             2008        $ 7.159      $ 3.591         2,922
                             2009        $ 3.591      $ 5.864         2,617
                             2010        $ 5.864      $ 6.911         2,556
                             2011        $ 6.911      $ 6.376         2,605
                             2012        $ 6.376      $ 7.131         3,577
                             2013        $ 7.131      $ 9.826         3,283

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.679      $10.906        20,531
                             2005        $10.906      $12.045        20,354
                             2006        $12.045      $14.297        17,404
                             2007        $14.297      $15.160        17,371
                             2008        $15.160      $ 8.752        17,813
                             2009        $ 8.752      $11.981        15,162
                             2010        $11.981      $14.402        14,795
                             2011        $14.402      $14.293        14,644
                             2012        $14.293      $16.486        14,413
                             2013        $16.486      $21.767        14,097
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.072      $ 7.414         4,603
                             2005        $ 7.414      $ 7.936         4,144
                             2006        $ 7.936      $ 8.295         3,024
                             2007        $ 8.295      $ 9.136         6,702
                             2008        $ 9.136      $ 5.166         6,331
                             2009        $ 5.166      $ 6.151         5,810
                             2010        $ 6.151      $ 6.986         4,924
                             2011        $ 6.986      $ 6.326           945
                             2012        $ 6.326      $ 7.264             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.367      $12.005        21,797
                             2005        $12.005      $12.322        17,192
                             2006        $12.322      $14.090        15,363
                             2007        $14.090      $13.571        10,240
                             2008        $13.571      $ 8.584        10,142
                             2009        $ 8.584      $10.871         9,714
                             2010        $10.871      $12.398         8,934
                             2011        $12.398      $11.967         8,645
                             2012        $11.967      $14.030         4,954
                             2013        $14.030      $18.760         4,413
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.793           636
                             2007        $10.793      $11.472             0
                             2008        $11.472      $ 7.882             0
                             2009        $ 7.882      $ 9.944             0
                             2010        $ 9.944      $10.713             0
                             2011        $10.713      $10.528             0
                             2012        $10.528      $11.789             0
                             2013        $11.789      $14.984             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.918      $10.578       108,879
                             2005        $10.578      $10.986        72,994
                             2006        $10.986      $12.002        48,364
                             2007        $12.002      $12.299        24,205
                             2008        $12.299      $ 7.698        22,687
                             2009        $ 7.698      $ 9.409        18,453
                             2010        $ 9.409      $10.223        16,248
                             2011        $10.223      $10.073        15,317
                             2012        $10.073      $11.760        15,101
                             2013        $11.760      $15.153        14,666
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.947             0
                             2012        $13.947      $15.439             0
                             2013        $15.439      $19.005             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.171        12,880
                             2012        $10.171      $11.376        12,823
                             2013        $11.376      $13.704        12,775

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.627      $12.011        18,470
                             2005        $12.011      $12.560        17,125
                             2006        $12.560      $15.061        16,769
                             2007        $15.061      $15.849        15,554
                             2008        $15.849      $ 9.205        15,678
                             2009        $ 9.205      $10.540        13,390
                             2010        $10.540      $11.615        13,408
                             2011        $11.615      $12.541             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.211            81
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.129      $ 7.701         4,611
                             2005        $ 7.701      $ 7.738         4,703
                             2006        $ 7.738      $ 8.316         3,692
                             2007        $ 8.316      $ 8.518         1,874
                             2008        $ 8.518      $ 6.439         1,573
                             2009        $ 6.439      $ 9.153         1,391
                             2010        $ 9.153      $ 9.920         1,450
                             2011        $ 9.920      $ 9.950         1,489
                             2012        $ 9.950      $11.628            85
                             2013        $11.628      $12.037             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.156      $12.173        17,568
                             2005        $12.173      $12.804        14,896
                             2006        $12.804      $14.380        14,844
                             2007        $14.380      $14.593        11,797
                             2008        $14.593      $10.577        11,242
                             2009        $10.577      $13.018             0
                             2010        $13.018      $14.385             0
                             2011        $14.385      $15.321             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.814             0
                             2005        $10.814      $11.443             0
                             2006        $11.443      $12.518             0
                             2007        $12.518      $13.484             0
                             2008        $13.484      $ 9.477             0
                             2009        $ 9.477      $12.135             0
                             2010        $12.135      $13.617             0
                             2011        $13.617      $12.537             0
                             2012        $12.537      $13.678             0
                             2013        $13.678      $17.326             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.123             0
                             2005        $11.123      $12.153           366
                             2006        $12.153      $12.539           350
                             2007        $12.539      $14.499             0
                             2008        $14.499      $ 7.580             0
                             2009        $ 7.580      $11.655             0
                             2010        $11.655      $14.587             0
                             2011        $14.587      $13.002             0
                             2012        $13.002      $14.271             0
                             2013        $14.271      $19.170             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.252      $ 8.974        16,280
                             2005        $ 8.974      $ 9.234        13,600
                             2006        $ 9.234      $10.493        11,359
                             2007        $10.493      $10.857        10,532
                             2008        $10.857      $ 6.719        10,472
                             2009        $ 6.719      $ 8.347         9,427
                             2010        $ 8.347      $ 9.429         9,426
                             2011        $ 9.429      $ 9.444         9,425
                             2012        $ 9.444      $10.740         9,425
                             2013        $10.740      $13.931         9,425

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.479      $ 7.687        30,664
                             2005        $ 7.687      $ 8.664        24,526
                             2006        $ 8.664      $10.252        17,246
                             2007        $10.252      $12.130        10,849
                             2008        $12.130      $ 7.959         9,641
                             2009        $ 7.959      $ 9.334         9,492
                             2010        $ 9.334      $ 9.814         6,554
                             2011        $ 9.814      $11.202         1,321
                             2012        $11.202      $13.074         1,288
                             2013        $13.074      $15.158         1,260
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.722      $ 7.450         3,083
                             2005        $ 7.450      $ 9.024         2,915
                             2006        $ 9.024      $ 9.570         2,887
                             2007        $ 9.570      $11.260         2,827
                             2008        $11.260      $ 5.662         2,976
                             2009        $ 5.662      $ 9.435         2,842
                             2010        $ 9.435      $11.693         2,740
                             2011        $11.693      $10.655         2,673
                             2012        $10.655      $11.719         1,513
                             2013        $11.719      $12.446             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.252      $ 9.148        52,538
                             2005        $ 9.148      $ 9.778        24,352
                             2006        $ 9.778      $12.521        21,247
                             2007        $12.521      $14.231        10,617
                             2008        $14.231      $ 8.018        10,570
                             2009        $ 8.018      $10.071        10,469
                             2010        $10.071      $10.619        10,392
                             2011        $10.619      $ 9.435         9,818
                             2012        $ 9.435      $10.995         9,730
                             2013        $10.995      $13.785         9,672
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.469      $ 8.266         4,288
                             2005        $ 8.266      $ 8.681         4,287
                             2006        $ 8.681      $10.120         4,285
                             2007        $10.120      $11.651         4,284
                             2008        $11.651      $ 6.435         4,282
                             2009        $ 6.435      $ 6.149             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.941      $12.356        13,464
                             2005        $12.356      $12.555        13,212
                             2006        $12.555      $13.050         8,538
                             2007        $13.050      $13.599         7,777
                             2008        $13.599      $12.180         5,659
                             2009        $12.180      $14.680         2,761
                             2010        $14.680      $15.775         2,664
                             2011        $15.775      $16.290         2,531
                             2012        $16.290      $18.275         2,398
                             2013        $18.275      $18.155         2,661
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.801      $10.772        23,264
                             2005        $10.772      $10.791        22,775
                             2006        $10.791      $11.066        16,494
                             2007        $11.066      $11.201             0
                             2008        $11.201      $ 9.372             0
                             2009        $ 9.372      $ 9.747         5,553
                             2010        $ 9.747      $ 9.811         5,929
                             2011        $ 9.811      $ 9.913         5,813
                             2012        $ 9.913      $10.073         6,069
                             2013        $10.073      $ 9.944         6,959

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.095      $10.013         8,613
                             2005        $10.013      $10.121         8,466
                             2006        $10.121      $10.412         5,357
                             2007        $10.412      $10.743           596
                             2008        $10.743      $10.822           596
                             2009        $10.822      $10.645         5,462
                             2010        $10.645      $10.469         4,309
                             2011        $10.469      $10.296        32,303
                             2012        $10.296      $10.125        32,596
                             2013        $10.125      $ 9.957        33,220
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.813      $ 7.446        88,503
                             2005        $ 7.446      $ 8.652        44,698
                             2006        $ 8.652      $ 8.864        29,004
                             2007        $ 8.864      $10.419        20,583
                             2008        $10.419      $ 5.366        20,721
                             2009        $ 5.366      $ 9.040        19,950
                             2010        $ 9.040      $11.357        15,438
                             2011        $11.357      $10.415        14,413
                             2012        $10.415      $11.508        12,080
                             2013        $11.508      $17.060        13,286
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.784      $10.620        34,358
                             2005        $10.620      $11.312        31,135
                             2006        $11.312      $12.794        26,903
                             2007        $12.794      $13.666        24,369
                             2008        $13.666      $10.216        21,783
                             2009        $10.216      $12.028        23,518
                             2010        $12.028      $12.634        24,863
                             2011        $12.634      $11.435        21,025
                             2012        $11.435      $12.020        18,732
                             2013        $12.020      $12.808             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.391      $10.261         4,613
                             2005        $10.261      $10.618         4,758
                             2006        $10.618      $12.103         4,471
                             2007        $12.103      $11.181         4,915
                             2008        $11.181      $ 6.740         5,003
                             2009        $ 6.740      $ 8.604         4,580
                             2010        $ 8.604      $ 9.677         4,379
                             2011        $ 9.677      $ 9.074         4,323
                             2012        $ 9.074      $10.630         4,083
                             2013        $10.630      $14.183         3,441
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.239      $ 9.414           319
                             2005        $ 9.414      $10.387             0
                             2006        $10.387      $13.046           286
                             2007        $13.046      $13.901         2,786
                             2008        $13.901      $ 7.661         2,821
                             2009        $ 7.661      $ 9.389         2,827
                             2010        $ 9.389      $10.158         2,830
                             2011        $10.158      $ 8.298           383
                             2012        $ 8.298      $ 9.947           366
                             2013        $ 9.947      $12.528           369
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.730      $13.317           275
                             2005        $13.317      $14.017             0
                             2006        $14.017      $16.168             0
                             2007        $16.168      $13.875             0
                             2008        $13.875      $ 8.273             0
                             2009        $ 8.273      $10.701             0
                             2010        $10.701      $13.257             0
                             2011        $13.257      $12.420             0
                             2012        $12.420      $14.348             0
                             2013        $14.348      $19.698             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.700      $ 6.920        17,816
                             2005        $ 6.920      $ 7.192         5,256
                             2006        $ 7.192      $ 7.457           722
                             2007        $ 7.457      $ 7.737           722
                             2008        $ 7.737      $ 4.791           722
                             2009        $ 4.791      $ 7.721           721
                             2010        $ 7.721      $ 9.172           742
                             2011        $ 9.172      $ 7.409           742
                             2012        $ 7.409      $ 8.322           742
                             2013        $ 8.322      $11.762           741
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.562      $13.998         8,221
                             2005        $13.998      $18.426         7,656
                             2006        $18.426      $24.850         7,720
                             2007        $24.850      $34.317         6,713
                             2008        $34.317      $14.637         7,558
                             2009        $14.637      $24.446         6,823
                             2010        $24.446      $28.612         6,697
                             2011        $28.612      $23.010         6,842
                             2012        $23.010      $27.140         6,855
                             2013        $27.140      $26.415         6,948
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.295      $ 9.575         5,870
                             2005        $ 9.575      $10.458         5,522
                             2006        $10.458      $12.870         1,302
                             2007        $12.870      $14.500         1,264
                             2008        $14.500      $ 7.895         1,534
                             2009        $ 7.895      $10.290         1,473
                             2010        $10.290      $10.693         1,595
                             2011        $10.693      $10.129         1,631
                             2012        $10.129      $11.338           320
                             2013        $11.338      $12.928        20,359
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.149      $ 7.576        18,921
                             2005        $ 7.576      $ 8.620        16,845
                             2006        $ 8.620      $ 8.825        15,025
                             2007        $ 8.825      $10.578        12,958
                             2008        $10.578      $ 5.285        12,957
                             2009        $ 5.285      $ 8.605        12,956
                             2010        $ 8.605      $10.396        12,955
                             2011        $10.396      $ 9.937        12,954
                             2012        $ 9.937      $11.176        12,954
                             2013        $11.176      $16.273        12,953
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.190      $12.184         1,978
                             2005        $12.184      $14.087           872
                             2006        $14.087      $15.138           621
                             2007        $15.138      $18.258           596
                             2008        $18.258      $ 9.557           563
                             2009        $ 9.557      $14.817           525
                             2010        $14.817      $19.279           520
                             2011        $19.279      $17.608           520
                             2012        $17.608      $18.819           519
                             2013        $18.819      $25.442           519
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.284      $19.158         2,484
                             2005        $19.158      $22.052         2,212
                             2006        $22.052      $29.937         1,697
                             2007        $29.937      $24.410           122
                             2008        $24.410      $14.907             0
                             2009        $14.907      $18.814             0
                             2010        $18.814      $24.045             0
                             2011        $24.045      $25.045             0
                             2012        $25.045      $28.526             0
                             2013        $28.526      $28.627             0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

 WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH
     BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.62


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.123      $11.067        23,653
                             2005        $11.067      $11.379        25,611
                             2006        $11.379      $13.085        15,549
                             2007        $13.085      $13.485        12,548
                             2008        $13.485      $ 7.861         8,840
                             2009        $ 7.861      $ 9.299         6,798
                             2010        $ 9.299      $10.311         6,799
                             2011        $10.311      $10.751         4,990
                             2012        $10.751      $12.389         4,690
                             2013        $12.389      $16.390         4,690
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.955      $ 7.830           368
                             2005        $ 7.830      $ 8.592           370
                             2006        $ 8.592      $ 8.341           373
                             2007        $ 8.341      $ 9.236            22
                             2008        $ 9.236      $ 5.211            21
                             2009        $ 5.211      $ 6.806            22
                             2010        $ 6.806      $ 7.680            22
                             2011        $ 7.680      $ 7.622             0
                             2012        $ 7.622      $ 8.509             0
                             2013        $ 8.509      $11.185             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.563      $ 6.990           382
                             2005        $ 6.990      $ 7.891           362
                             2006        $ 7.891      $ 7.707           362
                             2007        $ 7.707      $ 8.606             0
                             2008        $ 8.606      $ 5.090             0
                             2009        $ 5.090      $ 6.860             0
                             2010        $ 6.860      $ 7.406             0
                             2011        $ 7.406      $ 7.042             0
                             2012        $ 7.042      $ 8.038             0
                             2013        $ 8.038      $10.824             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.686             0
                             2005        $10.686      $10.851           728
                             2006        $10.851      $11.665           728
                             2007        $11.666      $11.777         1,743
                             2008        $11.777      $ 8.870         1,743
                             2009        $ 8.870      $12.441         7,157
                             2010        $12.441      $13.851         7,157
                             2011        $13.851      $14.236         7,157
                             2012        $14.236      $16.170         7,157
                             2013        $16.170      $17.138         7,157
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.230         1,381
                             2005        $11.230      $11.216         4,392
                             2006        $11.216      $13.036         4,684
                             2007        $13.036      $13.294         4,426
                             2008        $13.294      $ 9.192         4,762
                             2009        $ 9.192      $12.251        10,571
                             2010        $12.251      $13.569        11,511
                             2011        $13.569      $13.656        24,739
                             2012        $13.656      $15.121        25,546
                             2013        $15.121      $16.935        25,544
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.324             0
                             2006        $11.324      $13.021             0
                             2007        $13.021      $12.493             0
                             2008        $12.493      $ 8.225             0
                             2009        $ 8.225      $10.442             0
                             2010        $10.442      $13.161             0
                             2011        $13.161      $12.451             0
                             2012        $12.451      $14.488             0
                             2013        $14.488      $19.402             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.942             0
                             2005        $10.942      $11.891         1,820
                             2006        $11.891      $13.837         6,617
                             2007        $13.837      $14.073         8,516
                             2008        $14.073      $ 8.700         8,517
                             2009        $ 8.700      $10.779         4,200
                             2010        $10.779      $11.781         4,662
                             2011        $11.781      $11.460         4,649
                             2012        $11.460      $12.868         4,649
                             2013        $12.868      $16.224         7,918
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.509             0
                             2005        $11.509      $12.462         1,482
                             2006        $12.462      $14.878         2,836
                             2007        $14.878      $16.883         2,835
                             2008        $16.883      $ 9.894         2,835
                             2009        $ 9.894      $13.328         1,479
                             2010        $13.328      $14.202         1,480
                             2011        $14.202      $12.476         1,468
                             2012        $12.476      $14.498         1,468
                             2013        $14.498      $17.525         1,468

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.503      $ 5.789         8,506
                             2005        $ 5.789      $ 6.142        12,432
                             2006        $ 6.142      $ 6.210         6,726
                             2007        $ 6.210      $ 7.139         3,974
                             2008        $ 7.139      $ 3.579         3,974
                             2009        $ 3.579      $ 5.843         3,974
                             2010        $ 5.843      $ 6.883         3,089
                             2011        $ 6.883      $ 6.348         3,089
                             2012        $ 6.348      $ 7.097         3,089
                             2013        $ 7.097      $ 9.775         3,089
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.667      $10.889         9,214
                             2005        $10.889      $12.021         5,765
                             2006        $12.021      $14.262         2,786
                             2007        $14.262      $15.118         1,045
                             2008        $15.118      $ 8.724           479
                             2009        $ 8.724      $11.938           477
                             2010        $11.938      $14.344             0
                             2011        $14.344      $14.230             0
                             2012        $14.230      $16.407             0
                             2013        $16.407      $21.654             0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.063      $ 7.402         2,302
                             2005        $ 7.402      $ 7.920         2,276
                             2006        $ 7.920      $ 8.275         4,062
                             2007        $ 8.275      $ 9.111            22
                             2008        $ 9.111      $ 5.150            22
                             2009        $ 5.150      $ 6.129            24
                             2010        $ 6.129      $ 6.958            24
                             2011        $ 6.958      $ 6.298             0
                             2012        $ 6.298      $ 7.231             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.361      $11.992         7,406
                             2005        $11.992      $12.304        12,710
                             2006        $12.304      $14.063         9,643
                             2007        $14.063      $13.540         8,597
                             2008        $13.540      $ 8.561         7,066
                             2009        $ 8.561      $10.837         5,176
                             2010        $10.837      $12.355         5,176
                             2011        $12.355      $11.921         3,857
                             2012        $11.921      $13.971         3,857
                             2013        $13.971      $18.673         3,857
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.790           989
                             2007        $10.790      $11.464           712
                             2008        $11.464      $ 7.874           711
                             2009        $ 7.874      $ 9.929           710
                             2010        $ 9.929      $10.693             0
                             2011        $10.693      $10.504             0
                             2012        $10.504      $11.758             0
                             2013        $11.758      $14.938             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.906      $10.561        70,821
                             2005        $10.561      $10.964        87,204
                             2006        $10.964      $11.973        56,693
                             2007        $11.973      $12.265        49,583
                             2008        $12.265      $ 7.673        35,472
                             2009        $ 7.673      $ 9.375        31,854
                             2010        $ 9.375      $10.182        31,852
                             2011        $10.182      $10.029        10,420
                             2012        $10.029      $11.703         7,515
                             2013        $11.703      $15.074         7,514
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.886         1,538
                             2012        $13.886      $15.365         1,297
                             2013        $15.365      $18.906         1,297
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.126         3,393
                             2012        $10.126      $11.322         2,840
                             2013        $11.322      $13.633         2,840
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.614      $11.991        25,861
                             2005        $11.991      $12.535        25,247
                             2006        $12.535      $15.025        12,751
                             2007        $15.025      $15.805        10,347
                             2008        $15.805      $ 9.175         8,164
                             2009        $ 9.175      $10.502         3,408
                             2010        $10.502      $11.568         3,407
                             2011        $11.568      $12.489             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.147           420
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.121      $ 7.688         2,309
                             2005        $ 7.688      $ 7.722         7,228
                             2006        $ 7.722      $ 8.296         6,286
                             2007        $ 8.296      $ 8.494         4,919
                             2008        $ 8.494      $ 6.418         4,919
                             2009        $ 6.418      $ 9.120         2,530
                             2010        $ 9.120      $ 9.881         2,530
                             2011        $ 9.881      $ 9.906           421
                             2012        $ 9.906      $11.572           421
                             2013        $11.572      $11.977             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.143      $12.154         1,835
                             2005        $12.154      $12.778         1,835
                             2006        $12.778      $14.346         1,835
                             2007        $14.346      $14.552         1,835
                             2008        $14.552      $10.543         1,835
                             2009        $10.543      $12.971         1,538
                             2010        $12.971      $14.327         1,538
                             2011        $14.327      $15.257             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.811             0
                             2005        $10.811      $11.435           741
                             2006        $11.435      $12.505           741
                             2007        $12.505      $13.464           741
                             2008        $13.464      $ 9.460           741
                             2009        $ 9.460      $12.108           741
                             2010        $12.108      $13.581           741
                             2011        $13.581      $12.499           741
                             2012        $12.499      $13.631           741
                             2013        $13.631      $17.259           741

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.120             0
                             2005        $11.120      $12.144             0
                             2006        $12.144      $12.525             0
                             2007        $12.525      $14.477             0
                             2008        $14.477      $ 7.565             0
                             2009        $ 7.565      $11.629             0
                             2010        $11.629      $14.548             0
                             2011        $14.548      $12.962             0
                             2012        $12.962      $14.221             0
                             2013        $14.221      $19.096             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.242      $ 8.959        14,880
                             2005        $ 8.959      $ 9.215        14,996
                             2006        $ 9.215      $10.468         4,107
                             2007        $10.468      $10.827         2,605
                             2008        $10.827      $ 6.697             0
                             2009        $ 6.697      $ 8.317             0
                             2010        $ 8.317      $ 9.391         1,467
                             2011        $ 9.391      $ 9.402             0
                             2012        $ 9.402      $10.689             0
                             2013        $10.689      $13.859         2,359
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.471      $ 7.675        11,092
                             2005        $ 7.675      $ 8.647        17,619
                             2006        $ 8.647      $10.227         9,285
                             2007        $10.227      $12.096         9,074
                             2008        $12.096      $ 7.934         8,251
                             2009        $ 7.934      $ 9.300         3,779
                             2010        $ 9.300      $ 9.775         3,779
                             2011        $ 9.775      $11.153         3,779
                             2012        $11.153      $13.011         3,474
                             2013        $13.011      $15.079         1,148
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.714      $ 7.438         1,799
                             2005        $ 7.438      $ 9.006         1,645
                             2006        $ 9.006      $ 9.547         1,665
                             2007        $ 9.547      $11.228             0
                             2008        $11.228      $ 5.644             0
                             2009        $ 5.644      $ 9.401             0
                             2010        $ 9.401      $11.646             0
                             2011        $11.646      $10.608             0
                             2012        $10.608      $11.663             0
                             2013        $11.663      $12.385             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.242      $ 9.133        28,315
                             2005        $ 9.133      $ 9.758        26,626
                             2006        $ 9.758      $12.491        19,381
                             2007        $12.491      $14.191        11,531
                             2008        $14.191      $ 7.992        10,525
                             2009        $ 7.992      $10.034        10,524
                             2010        $10.034      $10.576         9,985
                             2011        $10.576      $ 9.394         9,970
                             2012        $ 9.394      $10.942         9,270
                             2013        $10.942      $13.713         9,270
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.460      $ 8.252         1,075
                             2005        $ 8.252      $ 8.663         1,119
                             2006        $ 8.663      $10.096         1,042
                             2007        $10.096      $11.618             0
                             2008        $11.618      $ 6.414             0
                             2009        $ 6.414      $ 6.128             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.927      $12.337        18,622
                             2005        $12.337      $12.530        27,659
                             2006        $12.530      $13.018        21,104
                             2007        $13.018      $13.561        15,838
                             2008        $13.561      $12.140        14,440
                             2009        $12.140      $14.628         7,936
                             2010        $14.628      $15.712         7,934
                             2011        $15.712      $16.218         7,932
                             2012        $16.218      $18.188         7,695
                             2013        $18.188      $18.061         2,883
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.788      $10.755           191
                             2005        $10.755      $10.770         1,211
                             2006        $10.770      $11.040         3,513
                             2007        $11.040      $11.170         3,513
                             2008        $11.170      $ 9.342         2,493
                             2009        $ 9.342      $ 9.712         2,493
                             2010        $ 9.712      $ 9.771         2,493
                             2011        $ 9.771      $ 9.870         2,493
                             2012        $ 9.870      $10.025         2,493
                             2013        $10.025      $ 9.893         2,493
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.082      $ 9.997        13,218
                             2005        $ 9.997      $10.101         1,307
                             2006        $10.101      $10.387         3,029
                             2007        $10.387      $10.712         1,724
                             2008        $10.712      $10.788         1,161
                             2009        $10.788      $10.606         1,158
                             2010        $10.606      $10.427            14
                             2011        $10.427      $10.250             0
                             2012        $10.250      $10.076             0
                             2013        $10.076      $ 9.905             0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.805      $ 7.434        69,444
                             2005        $ 7.434      $ 8.635       104,670
                             2006        $ 8.635      $ 8.843        81,223
                             2007        $ 8.843      $10.390        63,707
                             2008        $10.390      $ 5.349        54,986
                             2009        $ 5.349      $ 9.007        50,865
                             2010        $ 9.007      $11.311        50,095
                             2011        $11.311      $10.369        28,506
                             2012        $10.369      $11.453        28,196
                             2013        $11.453      $16.971        28,193
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.773      $10.602        61,133
                             2005        $10.602      $11.289        75,099
                             2006        $11.289      $12.764        68,338
                             2007        $12.764      $13.628        58,789
                             2008        $13.628      $10.183        52,845
                             2009        $10.183      $11.985        51,000
                             2010        $11.985      $12.583        51,395
                             2011        $12.583      $11.384        33,377
                             2012        $11.384      $11.963        32,217
                             2013        $11.963      $12.745             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.380      $10.244           967
                             2005        $10.244      $10.596             0
                             2006        $10.596      $12.073             0
                             2007        $12.073      $11.150             0
                             2008        $11.150      $ 6.718             0
                             2009        $ 6.718      $ 8.573             0
                             2010        $ 8.573      $ 9.638             0
                             2011        $ 9.638      $ 9.034             0
                             2012        $ 9.034      $10.579             0
                             2013        $10.579      $14.109             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.229      $ 9.399         3,175
                             2005        $ 9.399      $10.366         1,483
                             2006        $10.366      $13.014         1,346
                             2007        $13.014      $13.861             0
                             2008        $13.861      $ 7.636             0
                             2009        $ 7.636      $ 9.355             0
                             2010        $ 9.355      $10.118             0
                             2011        $10.118      $ 8.261             0
                             2012        $ 8.261      $ 9.900             0
                             2013        $ 9.900      $12.463             0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.723      $13.303           897
                             2005        $13.303      $13.997           897
                             2006        $13.997      $16.138           897
                             2007        $16.138      $13.844             0
                             2008        $13.844      $ 8.251             0
                             2009        $ 8.251      $10.668             0
                             2010        $10.668      $13.211             0
                             2011        $13.211      $12.372             0
                             2012        $12.372      $14.287             0
                             2013        $14.287      $19.606             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.692      $ 6.909         7,436
                             2005        $ 6.909      $ 7.178         9,394
                             2006        $ 7.178      $ 7.439         5,273
                             2007        $ 7.439      $ 7.716         1,478
                             2008        $ 7.716      $ 4.775             0
                             2009        $ 4.775      $ 7.693             0
                             2010        $ 7.693      $ 9.135             0
                             2011        $ 9.135      $ 7.377             0
                             2012        $ 7.377      $ 8.282             0
                             2013        $ 8.282      $11.701             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.548      $13.975         2,841
                             2005        $13.975      $18.389         1,566
                             2006        $18.389      $24.790         1,463
                             2007        $24.790      $34.221           286
                             2008        $34.221      $14.590           286
                             2009        $14.590      $24.357           286
                             2010        $24.357      $28.497           286
                             2011        $28.497      $22.909           286
                             2012        $22.909      $27.010           286
                             2013        $27.010      $26.277           671
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.285      $ 9.560         5,651
                             2005        $ 9.560      $10.437         5,219
                             2006        $10.437      $12.839         1,836
                             2007        $12.839      $14.460         1,308
                             2008        $14.460      $ 7.870             0
                             2009        $ 7.870      $10.252             0
                             2010        $10.252      $10.650             0
                             2011        $10.650      $10.084             0
                             2012        $10.084      $11.284             0
                             2013        $11.284      $12.860        23,962

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.140      $ 7.564        2,553
                             2005        $ 7.564      $ 8.603        5,195
                             2006        $ 8.603      $ 8.804        5,262
                             2007        $ 8.804      $10.549        3,640
                             2008        $10.549      $ 5.268        3,638
                             2009        $ 5.268      $ 8.574        3,637
                             2010        $ 8.574      $10.354        3,636
                             2011        $10.354      $ 9.893        2,710
                             2012        $ 9.893      $11.122        2,710
                             2013        $11.122      $16.188        2,710
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.183      $12.171          582
                             2005        $12.171      $14.066          545
                             2006        $14.066      $15.110          550
                             2007        $15.110      $18.217          473
                             2008        $18.217      $ 9.532            0
                             2009        $ 9.532      $14.771            0
                             2010        $14.771      $19.212            0
                             2011        $19.212      $17.540            0
                             2012        $17.540      $18.738            0
                             2013        $18.738      $25.324            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.267      $19.127        1,937
                             2005        $19.127      $22.008        1,901
                             2006        $22.008      $29.865        1,809
                             2007        $29.865      $24.342          243
                             2008        $24.342      $14.859          243
                             2009        $14.859      $18.746            9
                             2010        $18.746      $23.948            7
                             2011        $23.948      $24.934            0
                             2012        $24.934      $28.389            0
                             2013        $28.389      $28.478            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                      INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.104      $11.040          0
                             2005        $11.040      $11.344          0
                             2006        $11.344      $13.038          0
                             2007        $13.038      $13.429          0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.942      $ 7.811          0
                             2005        $ 7.811      $ 8.566          0
                             2006        $ 8.566      $ 8.311          0
                             2007        $ 8.311      $ 9.197          0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.551      $ 6.973          0
                             2005        $ 6.973      $ 7.867          0
                             2006        $ 7.867      $ 7.679          0
                             2007        $ 7.679      $ 8.570          0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.682          0
                             2005        $10.682      $10.840          0
                             2006        $10.840      $11.647          0
                             2007        $11.647      $11.751          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.226          0
                             2005        $11.226      $11.204          0
                             2006        $11.204      $13.014          0
                             2007        $13.014      $13.264          0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.319            0
                             2006        $11.319      $13.008        4,583
                             2007        $13.008      $12.473            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.938            0
                             2005        $10.938      $11.878            0
                             2006        $11.878      $13.814            0
                             2007        $13.814      $14.041            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.504            0
                             2005        $11.504      $12.450            0
                             2006        $12.450      $14.854            0
                             2007        $14.854      $16.846            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.493      $ 5.775            0
                             2005        $ 5.775      $ 6.124            0
                             2006        $ 6.124      $ 6.188            0
                             2007        $ 6.188      $ 7.109            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.649      $10.862            0
                             2005        $10.862      $11.985            0
                             2006        $11.985      $14.211            0
                             2007        $14.211      $15.054            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.050      $ 7.385            0
                             2005        $ 7.385      $ 7.896            0
                             2006        $ 7.896      $ 8.245            0
                             2007        $ 8.245      $ 9.072            0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.350      $11.973            0
                             2005        $11.973      $12.277            0
                             2006        $12.277      $14.024            0
                             2007        $14.024      $13.494            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.785            0
                             2007        $10.785      $11.452            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.888      $10.536        1,295
                             2005        $10.536      $10.931        1,222
                             2006        $10.931      $11.930        1,154
                             2007        $11.930      $12.213          362
                             2008        $12.213      $ 7.636          361
                             2009        $ 7.636      $ 9.325          360
                             2010        $ 9.325      $10.120            0
                             2011        $10.120      $ 9.962            0
                             2012        $ 9.962      $11.619            0
                             2013        $11.619      $14.956            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.060            0
                             2012        $10.060      $11.240            0
                             2013        $11.240      $13.527            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.595      $11.962          371
                             2005        $11.962      $12.497          370
                             2006        $12.497      $14.971          369
                             2007        $14.971      $15.738          369
                             2008        $15.738      $ 9.131          368
                             2009        $ 9.131      $10.445          367
                             2010        $10.445      $11.499            0
                             2011        $11.499      $12.412            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.108      $ 7.670            0
                             2005        $ 7.670      $ 7.699            0
                             2006        $ 7.699      $ 8.266            0
                             2007        $ 8.266      $ 8.458            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.123      $12.124            0
                             2005        $12.124      $12.740            0
                             2006        $12.740      $14.294            0
                             2007        $14.294      $14.490            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.807            0
                             2005        $10.807      $11.424            0
                             2006        $11.424      $12.484            0
                             2007        $12.484      $13.434            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.116            0
                             2005        $11.116      $12.132            0
                             2006        $12.132      $12.505            0
                             2007        $12.505      $14.445            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.227      $ 8.938            0
                             2005        $ 8.938      $ 9.188            0
                             2006        $ 9.188      $10.430            0
                             2007        $10.430      $10.781            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.459      $ 7.656        6,026
                             2005        $ 7.656      $ 8.621        6,026
                             2006        $ 8.621      $10.190        6,026
                             2007        $10.190      $12.045        6,026
                             2008        $12.045      $ 7.895        4,331
                             2009        $ 7.895      $ 9.250        4,331
                             2010        $ 9.250      $ 9.716        4,331
                             2011        $ 9.716      $11.079        4,331
                             2012        $11.079      $12.917        4,331
                             2013        $12.917      $14.962        4,331
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.701      $ 7.420            0
                             2005        $ 7.420      $ 8.979            0
                             2006        $ 8.979      $ 9.512            0
                             2007        $ 9.512      $11.181            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.227      $ 9.111           782
                             2005        $ 9.111      $ 9.729           750
                             2006        $ 9.729      $12.445           723
                             2007        $12.445      $14.131           307
                             2008        $14.131      $ 7.954           306
                             2009        $ 7.954      $ 9.980           305
                             2010        $ 9.980      $10.512             0
                             2011        $10.512      $ 9.332             0
                             2012        $ 9.332      $10.863             0
                             2013        $10.863      $13.606             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.446      $ 8.232             0
                             2005        $ 8.232      $ 8.637             0
                             2006        $ 8.637      $10.059             0
                             2007        $10.059      $11.569             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.905      $12.307         5,048
                             2005        $12.307      $12.492         5,011
                             2006        $12.492      $12.971         4,975
                             2007        $12.971      $13.504         4,742
                             2008        $13.504      $12.082         4,741
                             2009        $12.082      $14.548         4,741
                             2010        $14.548      $15.618         4,502
                             2011        $15.618      $16.111         4,502
                             2012        $16.111      $18.057         4,502
                             2013        $18.057      $17.920         4,502
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.769      $10.729             0
                             2005        $10.729      $10.737             0
                             2006        $10.737      $11.000             0
                             2007        $11.000      $11.123             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.064      $ 9.972           746
                             2005        $ 9.972      $10.070           670
                             2006        $10.070      $10.350           596
                             2007        $10.350      $10.667             0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.793      $ 7.416        10,252
                             2005        $ 7.416      $ 8.609        10,153
                             2006        $ 8.609      $ 8.811        10,064
                             2007        $ 8.811      $10.346         8,500
                             2008        $10.346      $ 5.323         6,541
                             2009        $ 5.323      $ 8.958         6,541
                             2010        $ 8.958      $11.243         6,541
                             2011        $11.243      $10.300         6,541
                             2012        $10.300      $11.370         6,541
                             2013        $11.370      $16.839         6,541
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.755      $10.577           740
                             2005        $10.577      $11.255           740
                             2006        $11.255      $12.718           740
                             2007        $12.718      $13.570             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.362      $10.219             0
                             2005        $10.219      $10.564             0
                             2006        $10.564      $12.030             0
                             2007        $12.030      $11.103             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.214      $ 9.376          0
                             2005        $ 9.376      $10.335          0
                             2006        $10.335      $12.967          0
                             2007        $12.967      $13.803          0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.712      $13.282          0
                             2005        $13.282      $13.966          0
                             2006        $13.966      $16.093          0
                             2007        $16.093      $13.797          0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.680      $ 6.892          0
                             2005        $ 6.892      $ 7.156          0
                             2006        $ 7.156      $ 7.413          0
                             2007        $ 7.413      $ 7.683          0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.527      $13.942          0
                             2005        $13.942      $18.333          0
                             2006        $18.333      $24.700          0
                             2007        $24.700      $34.077          0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.270      $ 9.537          0
                             2005        $ 9.537      $10.406          0
                             2006        $10.406      $12.792          0
                             2007        $12.792      $14.399          0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.127      $ 7.545          0
                             2005        $ 7.545      $ 8.577          0
                             2006        $ 8.577      $ 8.772          0
                             2007        $ 8.772      $10.504          0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.173      $12.152          0
                             2005        $12.152      $14.036          0
                             2006        $14.036      $15.067          0
                             2007        $15.067      $18.155          0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.241      $19.081          0
                             2005        $19.081      $21.942          0
                             2006        $21.942      $29.757          0
                             2007        $29.757      $24.239          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $ 9.696      $10.594         7,909
                             2005        $10.594      $10.886        11,801
                             2006        $10.886      $12.511        11,751
                             2007        $12.511      $12.886        10,537
                             2008        $12.886      $ 7.507         9,508
                             2009        $ 7.507      $ 8.875         6,654
                             2010        $ 8.875      $ 9.835         5,666
                             2011        $ 9.835      $10.248         5,663
                             2012        $10.248      $11.803         3,311
                             2013        $11.803      $15.605         1,287
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.194      $ 6.969         4,201
                             2005        $ 6.969      $ 7.643         5,091
                             2006        $ 7.643      $ 7.415         5,175
                             2007        $ 7.415      $ 8.206         5,367
                             2008        $ 8.206      $ 4.627         3,926
                             2009        $ 4.627      $ 6.040         4,166
                             2010        $ 6.040      $ 6.811         2,020
                             2011        $ 6.811      $ 6.756         1,961
                             2012        $ 6.756      $ 7.538             0
                             2013        $ 7.538      $ 9.902             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.901      $ 6.281             0
                             2005        $ 6.281      $ 7.086             0
                             2006        $ 7.086      $ 6.917             0
                             2007        $ 6.917      $ 7.719             0
                             2008        $ 7.719      $ 4.563             0
                             2009        $ 4.563      $ 6.146             0
                             2010        $ 6.146      $ 6.631             0
                             2011        $ 6.631      $ 6.301             0
                             2012        $ 6.301      $ 7.188             0
                             2013        $ 7.188      $ 9.674         2,724

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.682            0
                             2005        $10.682      $10.840            0
                             2006        $10.840      $11.647            0
                             2007        $11.647      $11.751            0
                             2008        $11.751      $ 8.845            0
                             2009        $ 8.845      $12.399            0
                             2010        $12.399      $13.795        3,200
                             2011        $13.795      $14.170        3,106
                             2012        $14.170      $16.085        3,106
                             2013        $16.085      $17.039        2,433
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.226            0
                             2005        $11.226      $11.204        1,344
                             2006        $11.204      $13.014        1,371
                             2007        $13.014      $13.264            0
                             2008        $13.264      $ 9.166        3,005
                             2009        $ 9.166      $12.209        3,005
                             2010        $12.209      $13.514        6,717
                             2011        $13.514      $13.592        6,717
                             2012        $13.592      $15.041        6,717
                             2013        $15.041      $16.836        9,715
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.319          850
                             2006        $11.319      $13.008          832
                             2007        $13.008      $12.473            0
                             2008        $12.473      $ 8.207            0
                             2009        $ 8.207      $10.413          926
                             2010        $10.413      $13.117          898
                             2011        $13.117      $12.401          898
                             2012        $12.401      $14.422          898
                             2013        $14.422      $19.302          898
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.938            0
                             2005        $10.938      $11.878        1,333
                             2006        $11.878      $13.814        1,317
                             2007        $13.814      $14.041            0
                             2008        $14.041      $ 8.674            0
                             2009        $ 8.674      $10.741          927
                             2010        $10.741      $11.733          872
                             2011        $11.733      $11.406          872
                             2012        $11.406      $12.800          872
                             2013        $12.800      $16.129          872
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.504        1,509
                             2005        $11.504      $12.451        4,832
                             2006        $12.451      $14.856        4,678
                             2007        $14.856      $16.848        3,261
                             2008        $16.848      $ 9.867        2,676
                             2009        $ 9.867      $13.284        4,063
                             2010        $13.284      $14.147        2,356
                             2011        $14.147      $12.420        2,339
                             2012        $12.420      $14.425        2,405
                             2013        $14.425      $17.425        3,887

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.528      $ 4.761         5,792
                             2005        $ 4.761      $ 5.049         9,459
                             2006        $ 5.049      $ 5.101         8,374
                             2007        $ 5.101      $ 5.861         8,502
                             2008        $ 5.861      $ 2.937         4,980
                             2009        $ 2.937      $ 4.791         2,273
                             2010        $ 4.791      $ 5.641         1,966
                             2011        $ 5.641      $ 5.199         1,876
                             2012        $ 5.199      $ 5.809         1,289
                             2013        $ 5.809      $ 7.996           640
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.194      $10.349         4,690
                             2005        $10.349      $11.419         6,683
                             2006        $11.419      $13.540         6,618
                             2007        $13.540      $14.343         6,004
                             2008        $14.343      $ 8.272         5,639
                             2009        $ 8.272      $11.312         6,503
                             2010        $11.312      $13.584         2,915
                             2011        $13.584      $13.468         2,858
                             2012        $13.468      $15.520         2,803
                             2013        $15.520      $20.471         2,748
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.868      $ 6.146         1,252
                             2005        $ 6.146      $ 6.571         1,329
                             2006        $ 6.571      $ 6.863         1,441
                             2007        $ 6.863      $ 7.551         1,548
                             2008        $ 7.551      $ 4.265         1,544
                             2009        $ 4.265      $ 5.073         1,712
                             2010        $ 5.073      $ 5.756         1,799
                             2011        $ 5.756      $ 5.207         1,732
                             2012        $ 5.207      $ 5.977             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.350      $11.973         9,193
                             2005        $11.973      $12.277        19,535
                             2006        $12.277      $14.024        16,587
                             2007        $14.024      $13.494        16,310
                             2008        $13.494      $ 8.527        14,374
                             2009        $ 8.527      $10.788        16,348
                             2010        $10.788      $12.291         8,036
                             2011        $12.291      $11.852         7,998
                             2012        $11.852      $13.881         7,024
                             2013        $13.881      $18.542         4,907
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2004        $ 6.800      $ 7.066           126
                             2005        $ 7.066      $ 7.334           131
                             2006        $10.000      $10.785           102
                             2007        $10.785      $11.452           100
                             2008        $11.452      $ 7.861            98
                             2009        $ 7.861      $ 9.907         2,128
                             2010        $ 9.907      $10.663            98
                             2011        $10.663      $10.468            98
                             2012        $10.468      $11.711            99
                             2013        $11.711      $14.869            93

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.819      $10.462        25,533
                             2005        $10.462      $10.854        36,899
                             2006        $10.854      $11.846        30,433
                             2007        $11.846      $12.127        18,178
                             2008        $12.127      $ 7.582        15,234
                             2009        $ 7.582      $ 9.259        15,855
                             2010        $ 9.259      $10.049        13,694
                             2011        $10.049      $ 9.892        14,109
                             2012        $ 9.892      $11.537        11,797
                             2013        $11.537      $14.851         4,686
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.452         2,256
                             2012        $13.452      $14.876         2,254
                             2013        $14.876      $18.293         2,253
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.023         4,544
                             2012        $10.023      $11.199         2,891
                             2013        $11.199      $13.478         6,566
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.556      $11.919         9,577
                             2005        $11.919      $12.451        11,113
                             2006        $12.451      $14.916         7,278
                             2007        $14.916      $15.681         7,510
                             2008        $15.681      $ 9.098         4,212
                             2009        $ 9.098      $10.407         4,363
                             2010        $10.407      $11.457         4,512
                             2011        $11.457      $12.366             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.556           295
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 6.225      $ 6.717         2,557
                             2005        $ 6.717      $ 6.743         1,868
                             2006        $ 6.743      $ 7.240         1,254
                             2007        $ 7.240      $ 7.408         1,244
                             2008        $ 7.408      $ 5.594           335
                             2009        $ 5.594      $ 7.945           290
                             2010        $ 7.945      $ 8.602           292
                             2011        $ 8.602      $ 8.619           291
                             2012        $ 8.619      $10.063           280
                             2013        $10.063      $10.413             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $10.846      $11.823         1,070
                             2005        $11.823      $12.423         1,205
                             2006        $12.423      $13.939           218
                             2007        $13.939      $14.131           979
                             2008        $14.131      $10.232           869
                             2009        $10.232      $12.581         1,510
                             2010        $12.581      $13.888         2,258
                             2011        $13.888      $14.786             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.807             0
                             2005        $10.807      $11.424           739
                             2006        $11.424      $12.484           723
                             2007        $12.484      $13.434             0
                             2008        $13.434      $ 9.433             0
                             2009        $ 9.433      $12.066             0
                             2010        $12.066      $13.526             0
                             2011        $13.526      $12.441             0
                             2012        $12.441      $13.559             0
                             2013        $13.559      $17.159             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.116           203
                             2005        $11.116      $12.135           194
                             2006        $12.135      $12.508           199
                             2007        $12.508      $14.449           179
                             2008        $14.449      $ 7.546           222
                             2009        $ 7.546      $11.592           197
                             2010        $11.592      $14.493           962
                             2011        $14.493      $12.905           963
                             2012        $12.905      $14.151           968
                             2013        $14.151      $18.989           947
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.593      $ 8.250         5,534
                             2005        $ 8.250      $ 8.480         6,659
                             2006        $ 8.480      $ 9.627         5,653
                             2007        $ 9.627      $ 9.951         4,540
                             2008        $ 9.951      $ 6.152         4,544
                             2009        $ 6.152      $ 7.635         3,488
                             2010        $ 7.635      $ 8.616         5,575
                             2011        $ 8.616      $ 8.621         5,436
                             2012        $ 8.621      $ 9.795         5,379
                             2013        $ 9.795      $12.692         4,626
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.384      $ 7.567         5,496
                             2005        $ 7.567      $ 8.520         5,897
                             2006        $ 8.520      $10.071         3,704
                             2007        $10.071      $11.904         6,042
                             2008        $11.904      $ 7.803         6,014
                             2009        $ 7.803      $ 9.142         6,006
                             2010        $ 9.142      $ 9.603         6,006
                             2011        $ 9.603      $10.950         6,001
                             2012        $10.950      $12.766         6,001
                             2013        $12.766      $14.787         7,970
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.092      $ 6.746           825
                             2005        $ 6.746      $ 8.162           824
                             2006        $ 8.162      $ 8.648           823
                             2007        $ 8.648      $10.165           822
                             2008        $10.165      $ 5.106           822
                             2009        $ 5.106      $ 8.500           820
                             2010        $ 8.500      $10.524           819
                             2011        $10.524      $ 9.580           818
                             2012        $ 9.580      $10.526           818
                             2013        $10.526      $11.176             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.170      $ 9.048        18,963
                             2005        $ 9.048      $ 9.662        19,057
                             2006        $ 9.662      $12.359        15,677
                             2007        $12.359      $14.033        14,253
                             2008        $14.033      $ 7.899        14,009
                             2009        $ 7.899      $ 9.911        12,374
                             2010        $ 9.911      $10.440        12,349
                             2011        $10.440      $ 9.267        12,465
                             2012        $ 9.267      $10.788        10,587
                             2013        $10.788      $13.512         5,539
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.829      $ 7.549         1,127
                             2005        $ 7.549      $ 7.920         1,370
                             2006        $ 7.920      $ 9.225         1,344
                             2007        $ 9.225      $10.609         1,324
                             2008        $10.609      $ 5.853         1,301
                             2009        $ 5.853      $ 5.592             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.359      $12.775        11,235
                             2005        $12.775      $12.968        12,084
                             2006        $12.968      $13.465        12,224
                             2007        $13.465      $14.018        12,766
                             2008        $14.018      $12.542        12,556
                             2009        $12.542      $15.102        12,121
                             2010        $15.102      $16.212        17,871
                             2011        $16.212      $16.725        19,700
                             2012        $16.725      $18.744        18,769
                             2013        $18.744      $18.603        18,323
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.856      $10.816        12,536
                             2005        $10.816      $10.824        16,513
                             2006        $10.824      $11.089        15,658
                             2007        $11.089      $11.213        14,516
                             2008        $11.213      $ 9.372        14,926
                             2009        $ 9.372      $ 9.738        14,570
                             2010        $ 9.738      $ 9.791        13,601
                             2011        $ 9.791      $ 9.884        15,130
                             2012        $ 9.884      $10.033        12,300
                             2013        $10.033      $ 9.895        11,051
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.115      $10.023         5,949
                             2005        $10.023      $10.121        13,472
                             2006        $10.121      $10.402        22,394
                             2007        $10.402      $10.721        16,764
                             2008        $10.721      $10.790        25,252
                             2009        $10.790      $10.602         8,518
                             2010        $10.602      $10.416         2,294
                             2011        $10.416      $10.234         2,426
                             2012        $10.234      $10.054         2,444
                             2013        $10.054      $ 9.877           500
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.217      $ 6.788        41,361
                             2005        $ 6.788      $ 7.879        44,749
                             2006        $ 7.879      $ 8.064        33,366
                             2007        $ 8.064      $ 9.469        26,821
                             2008        $ 9.469      $ 4.872        23,995
                             2009        $ 4.872      $ 8.199        20,619
                             2010        $ 8.199      $10.290        18,119
                             2011        $10.290      $ 9.428        18,104
                             2012        $ 9.428      $10.407        18,103
                             2013        $10.407      $15.412        11,212
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.273      $10.054        80,279
                             2005        $10.054      $10.699        79,224
                             2006        $10.699      $12.089        58,835
                             2007        $12.089      $12.900        60,892
                             2008        $12.900      $ 9.633        39,513
                             2009        $ 9.633      $11.331        41,225
                             2010        $11.331      $11.890        49,151
                             2011        $11.890      $10.751        44,482
                             2012        $10.751      $11.290        43,481
                             2013        $11.290      $12.026             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.223      $10.067             0
                             2005        $10.067      $10.406             0
                             2006        $10.406      $11.850             0
                             2007        $11.850      $10.937             0
                             2008        $10.937      $ 6.586             0
                             2009        $ 6.586      $ 8.399             0
                             2010        $ 8.399      $ 9.437             0
                             2011        $ 9.437      $ 8.840             0
                             2012        $ 8.840      $10.346             0
                             2013        $10.346      $13.790             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.915      $ 9.035         4,289
                             2005        $ 9.035      $ 9.959         3,790
                             2006        $ 9.959      $12.496         3,745
                             2007        $12.496      $13.301         3,714
                             2008        $13.301      $ 7.323         3,811
                             2009        $ 7.323      $ 8.966         1,972
                             2010        $ 8.966      $ 9.691         1,985
                             2011        $ 9.691      $ 7.908         2,034
                             2012        $ 7.908      $ 9.471         2,028
                             2013        $ 9.471      $11.916           407
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.712      $13.282         2,174
                             2005        $13.282      $13.966         1,863
                             2006        $13.966      $16.093           809
                             2007        $16.093      $13.797           180
                             2008        $13.797      $ 8.218           216
                             2009        $ 8.218      $10.619           218
                             2010        $10.619      $13.142           203
                             2011        $13.142      $12.301           194
                             2012        $12.301      $14.196           184
                             2013        $14.196      $19.469           160
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.937      $ 6.126             4
                             2005        $ 6.126      $ 6.361             4
                             2006        $ 6.361      $ 6.589             0
                             2007        $ 6.589      $ 6.829             0
                             2008        $ 6.829      $ 4.224             0
                             2009        $ 4.224      $ 6.801             0
                             2010        $ 6.801      $ 8.071             0
                             2011        $ 8.071      $ 6.513             0
                             2012        $ 6.513      $ 7.308             0
                             2013        $ 7.308      $10.319             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $10.137      $12.260         1,920
                             2005        $12.260      $16.121         2,734
                             2006        $16.121      $21.720         4,257
                             2007        $21.720      $29.966         3,247
                             2008        $29.966      $12.768           351
                             2009        $12.768      $21.303           999
                             2010        $21.303      $24.909           828
                             2011        $24.909      $20.012           821
                             2012        $20.012      $23.581           509
                             2013        $23.581      $22.927           511
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 7.976      $ 9.198           453
                             2005        $ 9.198      $10.036         1,201
                             2006        $10.036      $12.337         1,172
                             2007        $12.337      $13.887         1,152
                             2008        $13.887      $ 7.554           224
                             2009        $ 7.554      $ 9.834         2,273
                             2010        $ 9.834      $10.210           225
                             2011        $10.210      $ 9.661           224
                             2012        $ 9.661      $10.804           225
                             2013        $10.804      $12.306        38,801

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.224      $ 6.590        1,957
                             2005        $ 6.590      $ 7.491        2,028
                             2006        $ 7.491      $ 7.661        2,037
                             2007        $ 7.661      $ 9.174        1,913
                             2008        $ 9.174      $ 4.579        1,987
                             2009        $ 4.579      $ 7.447        1,847
                             2010        $ 7.447      $ 8.988        1,720
                             2011        $ 8.988      $ 8.583        1,652
                             2012        $ 8.583      $ 9.643        1,646
                             2013        $ 9.643      $14.027        1,504
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.173      $12.152        2,782
                             2005        $12.152      $14.036        3,298
                             2006        $14.036      $15.067        2,214
                             2007        $15.067      $18.155        1,446
                             2008        $18.155      $ 9.494        1,166
                             2009        $ 9.494      $14.704        1,950
                             2010        $14.704      $19.112        1,305
                             2011        $19.112      $17.438        1,199
                             2012        $17.438      $18.619          602
                             2013        $18.619      $25.147          602
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $15.267      $20.456        1,308
                             2005        $20.456      $23.523        1,678
                             2006        $23.523      $31.901        1,617
                             2007        $31.901      $25.986        1,573
                             2008        $25.986      $15.853        1,083
                             2009        $15.853      $19.989        1,645
                             2010        $19.989      $25.520        1,495
                             2011        $25.520      $26.555        1,438
                             2012        $26.555      $30.216        1,127
                             2013        $30.216      $30.292          864



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $11.764      $12.853         686
                             2005        $12.853      $13.208         658
                             2006        $13.208      $15.179         631
                             2007        $15.179      $15.634           0
                             2008        $15.634      $ 9.108           0
                             2009        $ 9.108      $10.768           0
                             2010        $10.768      $11.932           0
                             2011        $11.932      $12.434           0
                             2012        $12.434      $14.320           0
                             2013        $14.320      $18.934           0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $11.913      $13.404           0
                             2005        $13.404      $14.700           0
                             2006        $14.700      $14.262           0
                             2007        $14.262      $15.783           0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $10.833      $11.530           0
                             2005        $11.530      $13.009           0
                             2006        $13.009      $12.698           0
                             2007        $12.698      $14.171           0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.682           0
                             2005        $10.682      $10.840           0
                             2006        $10.840      $11.647           0
                             2007        $11.647      $11.751           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.226           0
                             2005        $11.226      $11.204           0
                             2006        $11.204      $13.014           0
                             2007        $13.014      $13.264           0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.319           0
                             2006        $11.319      $13.008           0
                             2007        $13.008      $12.473           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.938           0
                             2005        $10.938      $11.878           0
                             2006        $11.878      $13.814           0
                             2007        $13.814      $14.041           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.504           0
                             2005        $11.504      $12.450           0
                             2006        $12.450      $14.854           0
                             2007        $14.854      $16.846           0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $10.482      $11.022         238
                             2005        $11.022      $11.687         237
                             2006        $11.687      $11.809         237
                             2007        $11.809      $13.567         237
                             2008        $13.567      $ 6.798         236
                             2009        $ 6.798      $11.091         236
                             2010        $11.091      $13.058         235
                             2011        $13.058      $12.036           0
                             2012        $12.036      $13.446           0
                             2013        $13.446      $18.511           0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $12.310      $13.857         256
                             2005        $13.857      $15.289         242
                             2006        $15.289      $18.129         238
                             2007        $18.129      $19.204           0
                             2008        $19.204      $11.076           0
                             2009        $11.076      $15.146           0
                             2010        $15.146      $18.188           0
                             2011        $18.188      $18.033           0
                             2012        $18.033      $20.780           0
                             2013        $20.780      $27.408           0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $11.479      $12.023           0
                             2005        $12.023      $12.856           0
                             2006        $12.856      $13.425           0
                             2007        $13.425      $14.771           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $11.735      $13.575          386
                             2005        $13.575      $13.919          395
                             2006        $13.919      $15.901          395
                             2007        $15.901      $15.300            0
                             2008        $15.300      $ 9.668            0
                             2009        $ 9.668      $12.231            0
                             2010        $12.231      $13.935            0
                             2011        $13.935      $13.438            0
                             2012        $13.438      $15.739            0
                             2013        $15.739      $21.024            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2004        $11.024      $11.454        1,023
                             2005        $11.454      $11.889          997
                             2006        $10.000      $10.785        1,213
                             2007        $10.785      $11.452          500
                             2008        $11.452      $ 7.861          499
                             2009        $ 7.861      $ 9.907          498
                             2010        $ 9.907      $10.663          497
                             2011        $10.663      $10.468            0
                             2012        $10.468      $11.711            0
                             2013        $11.711      $14.869            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $10.719      $11.421          520
                             2005        $11.421      $11.849          499
                             2006        $11.849      $12.932          479
                             2007        $12.932      $13.239            0
                             2008        $13.239      $ 8.277            0
                             2009        $ 8.277      $10.108            0
                             2010        $10.108      $10.970            0
                             2011        $10.970      $10.799            0
                             2012        $10.799      $12.595            0
                             2013        $12.595      $16.213            0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.608            0
                             2012        $10.608      $11.853            0
                             2013        $11.853      $14.264            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $11.172      $12.614        1,178
                             2005        $12.614      $13.178        1,141
                             2006        $13.178      $15.786        1,100
                             2007        $15.786      $16.595            0
                             2008        $16.595      $ 9.629            0
                             2009        $ 9.629      $11.014            0
                             2010        $11.014      $12.125            0
                             2011        $12.125      $13.088            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $12.077      $13.032            0
                             2005        $13.032      $13.082            0
                             2006        $13.082      $14.046            0
                             2007        $14.046      $14.373            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.134      $12.137           0
                             2005        $12.137      $12.753           0
                             2006        $12.753      $14.309           0
                             2007        $14.309      $14.505           0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.807           0
                             2005        $10.807      $11.424           0
                             2006        $11.424      $12.484           0
                             2007        $12.484      $13.434           0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.116           0
                             2005        $11.116      $12.132           0
                             2006        $12.132      $12.505           0
                             2007        $12.505      $14.445           0
                             2008        $14.445      $ 7.544           0
                             2009        $ 7.544      $11.589           0
                             2010        $11.589      $14.490           0
                             2011        $14.490      $12.902           0
                             2012        $12.902      $14.147           0
                             2013        $14.147      $18.985           0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $11.386      $12.370           0
                             2005        $12.370      $12.716           0
                             2006        $12.716      $14.436           0
                             2007        $14.436      $14.922           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $10.763      $12.758         602
                             2005        $12.758      $14.366         578
                             2006        $14.366      $16.981         555
                             2007        $16.981      $20.072           0
                             2008        $20.072      $13.157           0
                             2009        $13.157      $15.414           0
                             2010        $15.414      $16.191           0
                             2011        $16.191      $18.462           0
                             2012        $18.462      $21.525           0
                             2013        $21.525      $24.932           0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $10.927      $12.099           0
                             2005        $12.099      $14.639           0
                             2006        $14.639      $15.510           0
                             2007        $15.510      $18.230           0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $10.526      $11.657         548
                             2005        $11.657      $12.447         547
                             2006        $12.447      $15.922         546
                             2007        $15.922      $18.079         546
                             2008        $18.079      $10.176         545
                             2009        $10.176      $12.768         544
                             2010        $12.768      $13.450         543
                             2011        $13.450      $11.939           0
                             2012        $11.939      $13.898           0
                             2013        $13.898      $17.408           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $11.057      $12.224            0
                             2005        $12.224      $12.825            0
                             2006        $12.825      $14.937            0
                             2007        $14.937      $17.179            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.095      $11.470          424
                             2005        $11.470      $11.642          456
                             2006        $11.642      $12.089          513
                             2007        $12.089      $12.585            0
                             2008        $12.585      $11.260            0
                             2009        $11.260      $13.559            0
                             2010        $13.559      $14.555            0
                             2011        $14.555      $15.015            0
                             2012        $15.015      $16.828            0
                             2013        $16.828      $16.701            0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.185      $10.148            0
                             2005        $10.148      $10.155            0
                             2006        $10.155      $10.404            0
                             2007        $10.404      $10.520            0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $ 9.861      $ 9.771            0
                             2005        $ 9.771      $ 9.867            0
                             2006        $ 9.867      $10.141            0
                             2007        $10.141      $10.452            0
                             2008        $10.452      $10.519            0
                             2009        $10.519      $10.336            0
                             2010        $10.336      $10.155            0
                             2011        $10.155      $ 9.977            0
                             2012        $ 9.977      $ 9.802            0
                             2013        $ 9.802      $ 9.630            0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $10.540      $11.508        1,430
                             2005        $11.508      $13.358        1,372
                             2006        $13.358      $13.672        1,317
                             2007        $13.672      $16.054            0
                             2008        $16.054      $ 8.260            0
                             2009        $ 8.260      $13.901            0
                             2010        $13.901      $17.446            0
                             2011        $17.446      $15.983            0
                             2012        $15.983      $17.643            0
                             2013        $17.643      $26.129            0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $11.701      $12.687        1,947
                             2005        $12.687      $13.501        1,896
                             2006        $13.501      $15.255        1,843
                             2007        $15.255      $16.278            0
                             2008        $16.278      $12.156            0
                             2009        $12.156      $14.299            0
                             2010        $14.299      $15.004            0
                             2011        $15.004      $13.566            0
                             2012        $13.566      $14.246            0
                             2013        $14.246      $15.175            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $11.255      $12.285        1,195
                             2005        $12.285      $12.700        1,178
                             2006        $12.700      $14.462        1,164
                             2007        $14.462      $13.347            0
                             2008        $13.347      $ 8.038            0
                             2009        $ 8.038      $10.250            0
                             2010        $10.250      $11.517            0
                             2011        $11.517      $10.789            0
                             2012        $10.789      $12.626            0
                             2013        $12.626      $16.829            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $10.729      $12.247            0
                             2005        $12.247      $13.499            0
                             2006        $13.499      $16.937            0
                             2007        $16.937      $18.029            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $11.811      $14.645            0
                             2005        $14.645      $15.399            0
                             2006        $15.399      $17.744            0
                             2007        $17.744      $15.213            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.021      $11.371            0
                             2005        $11.371      $11.807            0
                             2006        $11.807      $12.230            0
                             2007        $12.230      $12.676            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $13.059      $15.794          116
                             2005        $15.794      $20.769           97
                             2006        $20.769      $27.982           83
                             2007        $27.982      $38.605            0
                             2008        $38.605      $16.449            0
                             2009        $16.449      $27.444            0
                             2010        $27.444      $32.090            0
                             2011        $32.090      $25.782            0
                             2012        $25.782      $30.379            0
                             2013        $30.379      $29.537            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $10.554      $12.171            0
                             2005        $12.171      $13.280            0
                             2006        $13.280      $16.326            0
                             2007        $16.326      $18.376            0
                             2013        $10.000      $16.518            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $10.946      $11.589          473
                             2005        $11.589      $13.174          472
                             2006        $13.174      $13.473          471
                             2007        $13.473      $16.134          471
                             2008        $16.134      $ 8.053          470
                             2009        $ 8.053      $13.097          469
                             2010        $13.097      $15.808          468
                             2011        $15.808      $15.095            0
                             2012        $15.095      $16.960            0
                             2013        $16.960      $24.670            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $12.092      $14.445           0
                             2005        $14.445      $16.684           0
                             2006        $16.684      $17.910           0
                             2007        $17.910      $21.580           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $12.147      $16.276         109
                             2005        $16.276      $18.716          99
                             2006        $18.716      $25.383          84
                             2007        $25.383      $20.676           0
                             2008        $20.676      $12.613           0
                             2009        $12.613      $15.904           0
                             2010        $15.904      $20.305           0
                             2011        $20.305      $21.128           0
                             2012        $21.128      $24.041           0
                             2013        $24.041      $24.102           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
              COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.69



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.101      $11.036        16,427
                             2005        $11.036      $11.339        10,124
                             2006        $11.339      $13.030         8,856
                             2007        $13.030      $13.419        10,400
                             2008        $13.419      $ 7.817         8,262
                             2009        $ 7.817      $ 9.241         6,692
                             2010        $ 9.241      $10.239         6,112
                             2011        $10.239      $10.668         4,938
                             2012        $10.668      $12.285         3,550
                             2013        $12.285      $16.241         2,916
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.940      $ 7.807         2,297
                             2005        $ 7.807      $ 8.562         2,143
                             2006        $ 8.562      $ 8.306           268
                             2007        $ 8.306      $ 9.191           279
                             2008        $ 9.191      $ 5.182           278
                             2009        $ 5.182      $ 6.763           302
                             2010        $ 6.763      $ 7.626           283
                             2011        $ 7.626      $ 7.563           267
                             2012        $ 7.563      $ 8.438           239
                             2013        $ 8.438      $11.083           224
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.549      $ 6.970           310
                             2005        $ 6.970      $ 7.863           300
                             2006        $ 7.863      $ 7.674         2,596
                             2007        $ 7.674      $ 8.564         1,759
                             2008        $ 8.564      $ 5.062         1,723
                             2009        $ 5.062      $ 6.817         2,356
                             2010        $ 6.817      $ 7.354         4,705
                             2011        $ 7.354      $ 6.988         4,680
                             2012        $ 6.988      $ 7.970         4,638
                             2013        $ 7.970      $10.725         4,609

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.681             0
                             2005        $10.681      $10.838             0
                             2006        $10.838      $11.644             0
                             2007        $11.644      $11.746             0
                             2008        $11.746      $ 8.841             0
                             2009        $ 8.841      $12.392           821
                             2010        $12.392      $13.786           514
                             2011        $13.786      $14.159           504
                             2012        $14.159      $16.072           249
                             2013        $16.072      $17.022             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.225           506
                             2005        $11.225      $11.203         2,906
                             2006        $11.203      $13.012        15,516
                             2007        $13.013      $13.261        15,848
                             2008        $13.261      $ 9.162         5,563
                             2009        $ 9.162      $12.203         5,688
                             2010        $12.203      $13.506         6,625
                             2011        $13.506      $13.583         6,137
                             2012        $13.583      $15.030         5,737
                             2013        $15.030      $16.821         5,347
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.318             0
                             2006        $11.318      $13.006        15,142
                             2007        $13.006      $12.470        15,239
                             2008        $12.470      $ 8.204        15,074
                             2009        $ 8.204      $10.408        14,971
                             2010        $10.408      $13.109         2,175
                             2011        $13.109      $12.393         2,944
                             2012        $12.393      $14.411         2,851
                             2013        $14.411      $19.285         2,713
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.937           144
                             2005        $10.937      $11.877           940
                             2006        $11.877      $13.812           939
                             2007        $13.810      $14.036         2,310
                             2008        $14.036      $ 8.671         1,463
                             2009        $ 8.671      $10.736         1,360
                             2010        $10.736      $11.726             0
                             2011        $11.726      $11.399             0
                             2012        $11.399      $12.791             0
                             2013        $12.791      $16.115             0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.504           141
                             2005        $11.504      $12.449         3,600
                             2006        $12.449      $14.851         4,436
                             2007        $14.850      $16.840         4,517
                             2008        $16.840      $ 9.862         1,826
                             2009        $ 9.862      $13.276         5,433
                             2010        $13.276      $14.137         8,393
                             2011        $14.137      $12.410         9,612
                             2012        $12.410      $14.411         8,328
                             2013        $14.411      $17.407         7,942

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.491      $ 5.773        12,790
                             2005        $ 5.773      $ 6.121        12,098
                             2006        $ 6.121      $ 6.184        11,668
                             2007        $ 6.184      $ 7.104         9,893
                             2008        $ 7.104      $ 3.559         7,331
                             2009        $ 3.559      $ 5.806         7,365
                             2010        $ 5.806      $ 6.835         5,667
                             2011        $ 6.835      $ 6.299         5,447
                             2012        $ 6.299      $ 7.037         3,922
                             2013        $ 7.037      $ 9.686         3,712
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.646      $10.858        12,204
                             2005        $10.858      $11.979        18,421
                             2006        $11.979      $14.202        17,977
                             2007        $14.202      $15.043        19,441
                             2008        $15.043      $ 8.675        18,758
                             2009        $ 8.675      $11.862        18,477
                             2010        $11.862      $14.243         2,715
                             2011        $14.243      $14.120         2,719
                             2012        $14.120      $16.269         1,169
                             2013        $16.269      $21.457         1,147
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.048      $ 7.382         2,400
                             2005        $ 7.382      $ 7.892         4,735
                             2006        $ 7.892      $ 8.240         6,468
                             2007        $ 8.240      $ 9.066         4,307
                             2008        $ 9.066      $ 5.121         3,928
                             2009        $ 5.121      $ 6.090         2,586
                             2010        $ 6.090      $ 6.909         2,122
                             2011        $ 6.909      $ 6.250         2,089
                             2012        $ 6.250      $ 7.174             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.348      $11.970        19,541
                             2005        $11.970      $12.272        26,871
                             2006        $12.272      $14.018        27,948
                             2007        $14.018      $13.486        28,321
                             2008        $13.486      $ 8.521        26,727
                             2009        $ 8.521      $10.779        29,642
                             2010        $10.779      $12.280        11,935
                             2011        $12.280      $11.840        11,233
                             2012        $11.840      $13.867         7,655
                             2013        $13.867      $18.521         6,567
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.785         4,202
                             2007        $10.785      $11.450         3,757
                             2008        $11.450      $ 7.859         2,861
                             2009        $ 7.859      $ 9.904         2,408
                             2010        $ 9.904      $10.658         1,718
                             2011        $10.658      $10.462           897
                             2012        $10.462      $11.703           652
                             2013        $11.703      $14.858           520
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.885      $10.532        97,863
                             2005        $10.532      $10.925        81,167
                             2006        $10.925      $11.923        73,240
                             2007        $11.923      $12.205        66,472
                             2008        $12.205      $ 7.630        63,301
                             2009        $ 7.630      $ 9.316        56,711
                             2010        $ 9.316      $10.110        51,756
                             2011        $10.110      $ 9.952        51,821
                             2012        $ 9.952      $11.605        49,616
                             2013        $11.605      $14.937        48,460

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.779         6,875
                             2012        $13.779      $15.236         5,592
                             2013        $15.236      $18.735         4,828
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $10.048        21,592
                             2012        $10.048      $11.227        20,205
                             2013        $11.227      $13.509        19,791
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.592      $11.957        48,062
                             2005        $11.957      $12.491        39,468
                             2006        $12.491      $14.962        38,836
                             2007        $14.962      $15.727        43,019
                             2008        $15.727      $ 9.124        43,009
                             2009        $ 9.124      $10.435        41,901
                             2010        $10.435      $11.487        22,672
                             2011        $11.487      $12.399             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $12.037         2,074
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.106      $ 7.666         4,535
                             2005        $ 7.666      $ 7.695         5,392
                             2006        $ 7.695      $ 8.261         3,671
                             2007        $ 8.261      $ 8.453         3,741
                             2008        $ 8.453      $ 6.382         3,660
                             2009        $ 6.382      $ 9.063         2,493
                             2010        $ 9.063      $ 9.811         2,500
                             2011        $ 9.811      $ 9.830         2,506
                             2012        $ 9.830      $11.475         2,075
                             2013        $11.475      $11.874             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.119      $12.119        18,924
                             2005        $12.119      $12.733        10,961
                             2006        $12.733      $14.285        10,201
                             2007        $14.285      $14.480         8,086
                             2008        $14.480      $10.484         7,894
                             2009        $10.484      $12.889         7,613
                             2010        $12.889      $14.227         6,948
                             2011        $14.227      $15.147             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.806             0
                             2005        $10.806      $11.422             0
                             2006        $11.422      $12.481             0
                             2007        $12.481      $13.429             0
                             2008        $13.429      $ 9.429             0
                             2009        $ 9.429      $12.059             0
                             2010        $12.059      $13.517             0
                             2011        $13.517      $12.431             0
                             2012        $12.431      $13.548             0
                             2013        $13.548      $17.142             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.115             0
                             2005        $11.115      $12.130             0
                             2006        $12.130      $12.502           194
                             2007        $12.502      $14.440             0
                             2008        $14.440      $ 7.541             0
                             2009        $ 7.541      $11.582           189
                             2010        $11.582      $14.480           935
                             2011        $14.480      $12.892           935
                             2012        $12.892      $14.135           935
                             2013        $14.135      $18.967           934
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.224      $ 8.934        12,033
                             2005        $ 8.934      $ 9.183        10,921
                             2006        $ 9.183      $10.424         3,029
                             2007        $10.424      $10.774         2,119
                             2008        $10.774      $ 6.660           926
                             2009        $ 6.660      $ 8.264           944
                             2010        $ 8.264      $ 9.325           822
                             2011        $ 9.325      $ 9.330           693
                             2012        $ 9.330      $10.599           570
                             2013        $10.599      $13.733           441
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.457      $ 7.653        37,897
                             2005        $ 7.653      $ 8.617        36,090
                             2006        $ 8.617      $10.184        31,227
                             2007        $10.184      $12.037        30,951
                             2008        $12.037      $ 7.889        30,920
                             2009        $ 7.889      $ 9.242        28,116
                             2010        $ 9.242      $ 9.707        21,575
                             2011        $ 9.707      $11.067        21,056
                             2012        $11.067      $12.902        20,665
                             2013        $12.902      $14.943        20,021
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.699      $ 7.417        26,075
                             2005        $ 7.417      $ 8.974        25,801
                             2006        $ 8.974      $ 9.507        25,208
                             2007        $ 9.507      $11.173        23,141
                             2008        $11.173      $ 5.612        23,136
                             2009        $ 5.612      $ 9.342        25,878
                             2010        $ 9.342      $11.564         8,749
                             2011        $11.564      $10.527         9,456
                             2012        $10.527      $11.565         8,992
                             2013        $11.565      $12.278             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.225      $ 9.108        19,440
                             2005        $ 9.108      $ 9.724        16,477
                             2006        $ 9.724      $12.438        15,678
                             2007        $12.438      $14.121        13,569
                             2008        $14.121      $ 7.947        12,370
                             2009        $ 7.947      $ 9.971         7,506
                             2010        $ 9.971      $10.502         2,833
                             2011        $10.502      $ 9.321         2,826
                             2012        $ 9.321      $10.850           496
                             2013        $10.850      $13.589           356
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.444      $ 8.229         3,085
                             2005        $ 8.229      $ 8.633           747
                             2006        $ 8.633      $10.053           737
                             2007        $10.053      $11.561           707
                             2008        $11.561      $ 6.378           704
                             2009        $ 6.378      $ 6.092             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.902      $12.302        16,913
                             2005        $12.302      $12.486         8,392
                             2006        $12.486      $12.963         6,825
                             2007        $12.963      $13.494         8,094
                             2008        $13.494      $12.072         6,245
                             2009        $12.072      $14.535         3,750
                             2010        $14.535      $15.602         4,763
                             2011        $15.602      $16.093         4,580
                             2012        $16.093      $18.035         4,803
                             2013        $18.035      $17.897         5,030
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.765      $10.725         1,129
                             2005        $10.725      $10.732         1,218
                             2006        $10.732      $10.993         1,193
                             2007        $10.993      $11.115           773
                             2008        $11.115      $ 9.290           772
                             2009        $ 9.290      $ 9.651         1,519
                             2010        $ 9.651      $ 9.703         1,450
                             2011        $ 9.703      $ 9.794         1,361
                             2012        $ 9.794      $ 9.941           855
                             2013        $ 9.941      $ 9.803           493
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.061      $ 9.968         7,858
                             2005        $ 9.968      $10.065        11,203
                             2006        $10.065      $10.343        11,387
                             2007        $10.343      $10.660        11,278
                             2008        $10.660      $10.727        16,606
                             2009        $10.727      $10.539        10,338
                             2010        $10.539      $10.354         5,764
                             2011        $10.354      $10.171         5,746
                             2012        $10.171      $ 9.992         4,958
                             2013        $ 9.992      $ 9.815         4,981
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.790      $ 7.413        86,778
                             2005        $ 7.413      $ 8.604        61,508
                             2006        $ 8.604      $ 8.806        44,228
                             2007        $ 8.806      $10.339        45,750
                             2008        $10.339      $ 5.319        45,943
                             2009        $ 5.319      $ 8.950        44,831
                             2010        $ 8.950      $11.232        16,607
                             2011        $11.232      $10.289        17,110
                             2012        $10.289      $11.356        15,030
                             2013        $11.356      $16.817        22,639

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.752      $10.572        37,597
                             2005        $10.572      $11.250        25,324
                             2006        $11.250      $12.710        11,762
                             2007        $12.710      $13.561        10,523
                             2008        $13.561      $10.126         9,676
                             2009        $10.126      $11.909         9,509
                             2010        $11.909      $12.495         5,460
                             2011        $12.495      $11.297         6,482
                             2012        $11.297      $11.862         6,624
                             2013        $11.862      $12.635             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.360      $10.215         2,684
                             2005        $10.215      $10.559         2,427
                             2006        $10.559      $12.023         2,957
                             2007        $12.023      $11.095         3,835
                             2008        $11.095      $ 6.681         3,552
                             2009        $ 6.681      $ 8.519         3,203
                             2010        $ 8.519      $ 9.571         1,801
                             2011        $ 9.571      $ 8.965         1,527
                             2012        $ 8.965      $10.490           597
                             2013        $10.490      $13.981           522
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.212      $ 9.372         1,402
                             2005        $ 9.372      $10.330         1,569
                             2006        $10.330      $12.960         1,540
                             2007        $12.960      $13.793           949
                             2008        $13.793      $ 7.594           960
                             2009        $ 7.594      $ 9.296           987
                             2010        $ 9.296      $10.047           985
                             2011        $10.047      $ 8.198         1,012
                             2012        $ 8.198      $ 9.817           385
                             2013        $ 9.817      $12.349           352
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.710      $13.278           276
                             2005        $13.278      $13.961           276
                             2006        $13.961      $16.085             0
                             2007        $16.085      $13.789             0
                             2008        $13.789      $ 8.213             0
                             2009        $ 8.213      $10.611             0
                             2010        $10.611      $13.131             0
                             2011        $13.131      $12.289             0
                             2012        $12.289      $14.181             0
                             2013        $14.181      $19.447             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.678      $ 6.889         2,945
                             2005        $ 6.889      $ 7.153         2,948
                             2006        $ 7.153      $ 7.408         1,645
                             2007        $ 7.408      $ 7.678         1,652
                             2008        $ 7.678      $ 4.749           324
                             2009        $ 4.749      $ 7.645           267
                             2010        $ 7.645      $ 9.071           240
                             2011        $ 9.071      $ 7.320           273
                             2012        $ 7.320      $ 8.213           251
                             2013        $ 8.213      $11.594           218

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.524      $13.936         4,008
                             2005        $13.936      $18.324         4,745
                             2006        $18.324      $24.685         8,155
                             2007        $24.685      $34.053         7,690
                             2008        $34.053      $14.508         6,894
                             2009        $14.508      $24.204         8,118
                             2010        $24.204      $28.298         4,799
                             2011        $28.298      $22.733         5,040
                             2012        $22.733      $26.784         4,549
                             2013        $26.784      $26.039         4,505
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.267      $ 9.533         2,270
                             2005        $ 9.533      $10.401         2,243
                             2006        $10.401      $12.785         3,266
                             2007        $12.785      $14.389         3,269
                             2008        $14.389      $ 7.826         3,012
                             2009        $ 7.826      $10.188         3,315
                             2010        $10.188      $10.576         3,437
                             2011        $10.576      $10.006         3,410
                             2012        $10.006      $11.189         2,160
                             2013        $11.189      $12.743         8,318
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.125      $ 7.542         6,500
                             2005        $ 7.542      $ 8.573         7,861
                             2006        $ 8.573      $ 8.767         9,235
                             2007        $ 8.767      $10.497         8,522
                             2008        $10.497      $ 5.239        11,699
                             2009        $ 5.239      $ 8.519        11,889
                             2010        $ 8.519      $10.282        11,722
                             2011        $10.282      $ 9.817        11,565
                             2012        $ 9.817      $11.029         7,041
                             2013        $11.029      $16.041         6,123
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.171      $12.149         7,342
                             2005        $12.149      $14.030        14,689
                             2006        $14.030      $15.060         3,722
                             2007        $15.060      $18.144         4,198
                             2008        $18.144      $ 9.487         3,458
                             2009        $ 9.487      $14.692         4,823
                             2010        $14.692      $19.096         4,432
                             2011        $19.096      $17.422         4,881
                             2012        $17.422      $18.599         4,400
                             2013        $18.599      $25.118         3,698
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.236      $19.073        12,940
                             2005        $19.073      $21.931        14,111
                             2006        $21.931      $29.739        12,811
                             2007        $29.739      $24.222        11,837
                             2008        $24.222      $14.775        10,559
                             2009        $14.775      $18.628        11,090
                             2010        $18.628      $23.781         2,162
                             2011        $23.781      $24.742         2,218
                             2012        $24.742      $28.151         1,901
                             2013        $28.151      $28.219         1,754



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.083      $11.009            0
                             2005        $11.009      $11.304            0
                             2006        $11.304      $12.983            0
                             2007        $12.983      $13.363            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.927      $ 7.788            0
                             2005        $ 7.788      $ 8.536            0
                             2006        $ 8.536      $ 8.276            0
                             2007        $ 8.276      $ 9.152            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.537      $ 6.953            0
                             2005        $ 6.953      $ 7.839            0
                             2006        $ 7.839      $ 7.647            0
                             2007        $ 7.647      $ 8.527            0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.677            0
                             2005        $10.677      $10.827            0
                             2006        $10.827      $11.625            0
                             2007        $11.625      $11.720            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.220            0
                             2005        $11.220      $11.191            0
                             2006        $11.191      $12.990            0
                             2007        $12.990      $13.230            0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.314        2,383
                             2006        $11.314      $12.993        2,715
                             2007        $12.993      $12.450            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.932            0
                             2005        $10.932      $11.864            0
                             2006        $11.864      $13.788            0
                             2007        $13.788      $14.005            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.499            0
                             2005        $11.499      $12.435            0
                             2006        $12.435      $14.826            0
                             2007        $14.826      $16.802            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.481      $ 5.759            0
                             2005        $ 5.759      $ 6.102            0
                             2006        $ 6.102      $ 6.162            0
                             2007        $ 6.162      $ 7.074            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.629      $10.832            0
                             2005        $10.832      $11.943            0
                             2006        $11.943      $14.151            0
                             2007        $14.151      $14.980            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.035      $ 7.364            0
                             2005        $ 7.364      $ 7.868            0
                             2006        $ 7.868      $ 8.211            0
                             2007        $ 8.211      $ 9.028            0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.338      $11.951        1,578
                             2005        $11.951      $12.245            0
                             2006        $12.245      $13.978            0
                             2007        $13.978      $13.440            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.780            0
                             2007        $10.780      $11.438            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.867      $10.506        1,133
                             2005        $10.506      $10.892            0
                             2006        $10.892      $11.880            0
                             2007        $11.880      $12.153            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.573      $11.929            0
                             2005        $11.929      $12.453            0
                             2006        $12.453      $14.908            0
                             2007        $14.908      $15.661            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.093      $ 7.648            0
                             2005        $ 7.648      $ 7.672            0
                             2006        $ 7.672      $ 8.232            0
                             2007        $ 8.232      $ 8.417            0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.099      $12.090            0
                             2005        $12.090      $12.695            0
                             2006        $12.695      $14.234            0
                             2007        $14.234      $14.419            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.802            0
                             2005        $10.802      $11.410            0
                             2006        $11.410      $12.461            0
                             2007        $12.461      $13.399            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.110            0
                             2005        $11.110      $12.118            0
                             2006        $12.118      $12.482            0
                             2007        $12.482      $14.408            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.209      $ 8.912        2,903
                             2005        $ 8.912      $ 9.155            0
                             2006        $ 9.155      $10.386            0
                             2007        $10.386      $10.728            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.445      $ 7.635            0
                             2005        $ 7.635      $ 8.591            0
                             2006        $ 8.591      $10.147            0
                             2007        $10.147      $11.986            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.687      $ 7.399           0
                             2005        $ 7.399      $ 8.947           0
                             2006        $ 8.947      $ 9.472           0
                             2007        $ 9.472      $11.126           0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.210      $ 9.086           0
                             2005        $ 9.086      $ 9.695           0
                             2006        $ 9.695      $12.393           0
                             2007        $12.393      $14.062           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.431      $ 8.209           0
                             2005        $ 8.209      $ 8.607           0
                             2006        $ 8.607      $10.017           0
                             2007        $10.017      $11.513           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.880      $12.272         502
                             2005        $12.272      $12.448         500
                             2006        $12.448      $12.917           0
                             2007        $12.917      $13.438           0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.746      $10.699           0
                             2005        $10.699      $10.699           0
                             2006        $10.699      $10.953           0
                             2007        $10.953      $11.068           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.043      $ 9.944           0
                             2005        $ 9.944      $10.035           0
                             2006        $10.035      $10.306           0
                             2007        $10.306      $10.615           0
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.778      $ 7.395         788
                             2005        $ 7.395      $ 8.578         786
                             2006        $ 8.578      $ 8.774           0
                             2007        $ 8.774      $10.295           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.734      $10.547           0
                             2005        $10.547      $11.216           0
                             2006        $11.216      $12.664           0
                             2007        $12.664      $13.504           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.343      $10.190           0
                             2005        $10.190      $10.527           0
                             2006        $10.527      $11.979           0
                             2007        $11.979      $11.048           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.197      $ 9.350        2,271
                             2005        $ 9.350      $10.298            0
                             2006        $10.298      $12.913            0
                             2007        $12.913      $13.735            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.700      $13.257            0
                             2005        $13.257      $13.930            0
                             2006        $13.930      $16.041            0
                             2007        $16.041      $13.742            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.666      $ 6.873            0
                             2005        $ 6.873      $ 7.131            0
                             2006        $ 7.131      $ 7.381            0
                             2007        $ 7.381      $ 7.645            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.503      $13.902            0
                             2005        $13.902      $18.269            0
                             2006        $18.269      $24.596            0
                             2007        $24.596      $33.910            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.252      $ 9.510            0
                             2005        $ 9.510      $10.369            0
                             2006        $10.369      $12.738            0
                             2007        $12.738      $14.328            0
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.112      $ 7.524            0
                             2005        $ 7.524      $ 8.547            0
                             2006        $ 8.547      $ 8.735            0
                             2007        $ 8.735      $10.453            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.161      $12.129            0
                             2005        $12.129      $14.000            0
                             2006        $14.000      $15.018            0
                             2007        $15.018      $18.083            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.210      $19.027            0
                             2005        $19.027      $21.865            0
                             2006        $21.865      $29.632            0
                             2007        $29.632      $24.120            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $ 9.675      $10.563        50,289
                             2005        $10.563      $10.847        42,214
                             2006        $10.847      $12.457        27,676
                             2007        $12.457      $12.822        19,625
                             2008        $12.822      $ 7.464        12,596
                             2009        $ 7.464      $ 8.818        11,499
                             2010        $ 8.818      $ 9.765        11,594
                             2011        $ 9.765      $10.168         7,292
                             2012        $10.168      $11.703         5,462
                             2013        $11.703      $15.462         5,392
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.181      $ 6.949        16,717
                             2005        $ 6.949      $ 7.616        10,669
                             2006        $ 7.616      $ 7.384         5,694
                             2007        $ 7.384      $ 8.165         3,315
                             2008        $ 8.165      $ 4.601         3,336
                             2009        $ 4.601      $ 6.001         1,532
                             2010        $ 6.001      $ 6.763         1,416
                             2011        $ 6.763      $ 6.704         1,380
                             2012        $ 6.704      $ 7.474         1,356
                             2013        $ 7.474      $ 9.811         1,308
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 5.888      $ 6.263         9,211
                             2005        $ 6.263      $ 7.061         5,939
                             2006        $ 7.061      $ 6.887         7,309
                             2007        $ 6.887      $ 7.681         7,914
                             2008        $ 7.681      $ 4.537         6,772
                             2009        $ 4.537      $ 6.107         7,595
                             2010        $ 6.107      $ 6.584         7,605
                             2011        $ 6.584      $ 6.252        20,521
                             2012        $ 6.252      $ 7.127        20,478
                             2013        $ 7.127      $ 9.585        16,666

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.677             0
                             2005        $10.677      $10.828         2,474
                             2006        $10.828      $11.626             0
                             2007        $11.626      $11.721             0
                             2008        $11.721      $ 8.816             0
                             2009        $ 8.816      $12.350         1,495
                             2010        $12.350      $13.731         1,325
                             2011        $13.731      $14.095         2,368
                             2012        $14.095      $15.989           793
                             2013        $15.989      $16.925           793
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.220             0
                             2005        $11.220      $11.191         3,301
                             2006        $11.191      $12.991         8,186
                             2007        $12.991      $13.230        10,360
                             2008        $13.230      $ 9.136        10,538
                             2009        $ 9.136      $12.161         9,968
                             2010        $12.161      $13.451        13,853
                             2011        $13.451      $13.520        15,452
                             2012        $13.520      $14.951        14,650
                             2013        $14.951      $16.723        12,738
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.314           789
                             2006        $11.314      $12.993         4,583
                             2007        $12.993      $12.450         3,747
                             2008        $12.450      $ 8.186         3,421
                             2009        $ 8.186      $10.379         3,243
                             2010        $10.379      $13.065         2,925
                             2011        $13.065      $12.343         7,978
                             2012        $12.343      $14.345         8,010
                             2013        $14.345      $19.185         4,646
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.932             0
                             2005        $10.932      $11.865         4,867
                             2006        $11.865      $13.789        10,351
                             2007        $13.789      $14.006         7,625
                             2008        $14.006      $ 8.647         9,477
                             2009        $ 8.647      $10.699         7,878
                             2010        $10.699      $11.679        10,993
                             2011        $11.679      $11.346        11,847
                             2012        $11.346      $12.724        11,733
                             2013        $12.724      $16.021         9,108
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.499             0
                             2005        $11.499      $12.437         6,840
                             2006        $12.437      $14.828         4,288
                             2007        $14.828      $16.804         1,254
                             2008        $16.804      $ 9.835         2,151
                             2009        $ 9.835      $13.231         1,914
                             2010        $13.231      $14.081         1,561
                             2011        $14.081      $12.353         3,273
                             2012        $12.353      $14.337         2,461
                             2013        $14.337      $17.307         1,575

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 4.518      $ 4.747        63,359
                             2005        $ 4.747      $ 5.030        57,840
                             2006        $ 5.030      $ 5.079        44,530
                             2007        $ 5.079      $ 5.832        40,186
                             2008        $ 5.832      $ 2.920        31,171
                             2009        $ 2.920      $ 4.761        30,213
                             2010        $ 4.761      $ 5.601        29,857
                             2011        $ 5.601      $ 5.159        22,953
                             2012        $ 5.159      $ 5.759        28,989
                             2013        $ 5.759      $ 7.923        28,809
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.173      $10.319        50,117
                             2005        $10.319      $11.378        39,026
                             2006        $11.378      $13.482        28,814
                             2007        $13.482      $14.272        15,630
                             2008        $14.272      $ 8.225         9,207
                             2009        $ 8.225      $11.240         8,374
                             2010        $11.240      $13.488         7,483
                             2011        $13.488      $13.364         8,830
                             2012        $13.364      $15.388         7,417
                             2013        $15.388      $20.283         5,789
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 5.855      $ 6.128        25,056
                             2005        $ 6.128      $ 6.548        22,843
                             2006        $ 6.548      $ 6.833        22,062
                             2007        $ 6.833      $ 7.513        13,008
                             2008        $ 7.513      $ 4.241         7,570
                             2009        $ 4.241      $ 5.041         7,134
                             2010        $ 5.041      $ 5.715         6,820
                             2011        $ 5.715      $ 5.167         6,142
                             2012        $ 5.167      $ 5.929             0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.338      $11.951        71,853
                             2005        $11.951      $12.245        61,998
                             2006        $12.245      $13.978        43,977
                             2007        $13.978      $13.440        25,584
                             2008        $13.440      $ 8.487        22,981
                             2009        $ 8.487      $10.730        20,191
                             2010        $10.730      $12.216        19,902
                             2011        $12.216      $11.772        22,674
                             2012        $11.772      $13.778        22,024
                             2013        $13.778      $18.392        20,480
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2006        $10.000      $10.780         5,895
                             2007        $10.780      $11.438         3,680
                             2008        $11.438      $ 7.846         3,616
                             2009        $ 7.846      $ 9.882         3,525
                             2010        $ 9.882      $10.628         3,465
                             2011        $10.628      $10.427         4,369
                             2012        $10.427      $11.656         4,362
                             2013        $11.656      $14.790         4,353
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.797      $10.431       227,838
                             2005        $10.431      $10.815       158,922
                             2006        $10.815      $11.795       109,240
                             2007        $11.795      $12.067        87,041
                             2008        $12.067      $ 7.539        75,968
                             2009        $ 7.539      $ 9.200        70,704
                             2010        $ 9.200      $ 9.978        69,926
                             2011        $ 9.978      $ 9.815        58,496
                             2012        $ 9.815      $11.439        55,385
                             2013        $11.439      $14.715        53,205

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.347         1,111
                             2012        $13.347      $14.750           450
                             2013        $14.750      $18.126           433
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $ 9.945        17,073
                             2012        $ 9.945      $11.104        14,279
                             2013        $11.104      $13.354        13,613
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.533      $11.884       102,733
                             2005        $11.884      $12.406        77,443
                             2006        $12.406      $14.852        44,403
                             2007        $14.852      $15.602        35,714
                             2008        $15.602      $ 9.046        27,718
                             2009        $ 9.046      $10.340        27,027
                             2010        $10.340      $11.376        23,065
                             2011        $11.376      $12.276             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $10.460         2,547
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 6.211      $ 6.698        23,913
                             2005        $ 6.698      $ 6.719        14,287
                             2006        $ 6.719      $ 7.209         7,578
                             2007        $ 7.209      $ 7.371         4,922
                             2008        $ 7.371      $ 5.563         3,226
                             2009        $ 5.563      $ 7.894         3,434
                             2010        $ 7.894      $ 8.541         3,731
                             2011        $ 8.541      $ 8.552         2,890
                             2012        $ 8.552      $ 9.977         2,549
                             2013        $ 9.977      $10.322             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $10.823      $11.789        14,185
                             2005        $11.789      $12.379         8,697
                             2006        $12.379      $13.879         5,167
                             2007        $13.879      $14.060         3,525
                             2008        $14.060      $10.174         1,680
                             2009        $10.174      $12.500         1,414
                             2010        $12.500      $13.789         1,155
                             2011        $13.789      $14.678             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.802             0
                             2005        $10.802      $11.413             4
                             2006        $11.413      $12.464           471
                             2007        $12.464      $13.402           608
                             2008        $13.402      $ 9.404           457
                             2009        $ 9.404      $12.021         1,690
                             2010        $12.021      $13.466         1,578
                             2011        $13.466      $12.377         1,688
                             2012        $12.377      $13.480           458
                             2013        $13.480      $17.046           457
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.110           411
                             2005        $11.110      $12.121           409
                             2006        $12.121      $12.485           411
                             2007        $12.485      $14.412           384
                             2008        $14.412      $ 7.521           621
                             2009        $ 7.521      $11.546         1,067
                             2010        $11.546      $14.426           830
                             2011        $14.426      $12.836         2,026
                             2012        $12.836      $14.065           829
                             2013        $14.065      $18.862           828
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 7.577      $ 8.226       122,419
                             2005        $ 8.226      $ 8.450        99,695
                             2006        $ 8.450      $ 9.586        70,161
                             2007        $ 9.586      $ 9.902        62,388
                             2008        $ 9.902      $ 6.117        59,785
                             2009        $ 6.117      $ 7.586        61,141
                             2010        $ 7.586      $ 8.555        59,820
                             2011        $ 8.555      $ 8.554        37,600
                             2012        $ 8.554      $ 9.712        37,080
                             2013        $ 9.712      $12.576        36,506
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.370      $ 7.545        49,683
                             2005        $ 7.545      $ 8.489        43,122
                             2006        $ 8.489      $10.028        26,562
                             2007        $10.028      $11.845        18,111
                             2008        $11.845      $ 7.759        17,037
                             2009        $ 7.759      $ 9.083        14,810
                             2010        $ 9.083      $ 9.535        14,377
                             2011        $ 9.535      $10.865        14,846
                             2012        $10.865      $12.658        13,019
                             2013        $12.658      $14.652        12,599
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.079      $ 6.726        28,468
                             2005        $ 6.726      $ 8.133        27,456
                             2006        $ 8.133      $ 8.611        30,853
                             2007        $ 8.611      $10.114        22,855
                             2008        $10.114      $ 5.077        17,393
                             2009        $ 5.077      $ 8.446        15,134
                             2010        $ 8.446      $10.449        14,803
                             2011        $10.449      $ 9.506        14,163
                             2012        $ 9.506      $10.437         9,933
                             2013        $10.437      $11.079             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.152      $ 9.022        85,785
                             2005        $ 9.022      $ 9.627        62,937
                             2006        $ 9.627      $12.306        50,633
                             2007        $12.306      $13.963        25,894
                             2008        $13.963      $ 7.854        23,117
                             2009        $ 7.854      $ 9.848        21,883
                             2010        $ 9.848      $10.366        21,550
                             2011        $10.366      $ 9.195        12,277
                             2012        $ 9.195      $10.696        11,538
                             2013        $10.696      $13.388         9,025
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 6.813      $ 7.527        19,644
                             2005        $ 7.527      $ 7.892        16,720
                             2006        $ 7.892      $ 9.185        16,086
                             2007        $ 9.185      $10.556        11,447
                             2008        $10.556      $ 5.820        11,400
                             2009        $ 5.820      $ 5.559             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $12.331      $12.738        78,891
                             2005        $12.738      $12.921        66,178
                             2006        $12.921      $13.407        46,127
                             2007        $13.407      $13.948        33,898
                             2008        $13.948      $12.471        22,190
                             2009        $12.471      $15.006        26,084
                             2010        $15.006      $16.098        23,134
                             2011        $16.098      $16.595        16,006
                             2012        $16.595      $18.586        12,688
                             2013        $18.586      $18.432        18,302
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.832      $10.784        42,187
                             2005        $10.784      $10.785        30,808
                             2006        $10.785      $11.041        21,857
                             2007        $11.041      $11.157        18,737
                             2008        $11.157      $ 9.319         8,724
                             2009        $ 9.319      $ 9.676        10,174
                             2010        $ 9.676      $ 9.722        10,070
                             2011        $ 9.722      $ 9.807         6,037
                             2012        $ 9.807      $ 9.948         5,414
                             2013        $ 9.948      $ 9.804         5,918
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.092      $ 9.993        39,662
                             2005        $ 9.993      $10.084        25,479
                             2006        $10.084      $10.357        17,287
                             2007        $10.357      $10.667        10,558
                             2008        $10.667      $10.728        38,951
                             2009        $10.728      $10.534        25,961
                             2010        $10.534      $10.342        23,762
                             2011        $10.342      $10.154        27,679
                             2012        $10.154      $ 9.969        26,625
                             2013        $ 9.969      $ 9.787        18,407
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.203      $ 6.768       310,095
                             2005        $ 6.768      $ 7.851       216,204
                             2006        $ 7.851      $ 8.030       178,335
                             2007        $ 8.030      $ 9.422       130,938
                             2008        $ 9.422      $ 4.844       110,932
                             2009        $ 4.844      $ 8.147       102,078
                             2010        $ 8.147      $10.218        91,584
                             2011        $10.218      $ 9.354        69,636
                             2012        $ 9.354      $10.318        58,841
                             2013        $10.318      $15.271        60,774

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.252      $10.025       182,549
                             2005        $10.025      $10.661       145,729
                             2006        $10.661      $12.037        61,412
                             2007        $12.037      $12.836        47,835
                             2008        $12.836      $ 9.578        35,254
                             2009        $ 9.578      $11.259        31,601
                             2010        $11.259      $11.806        32,815
                             2011        $11.806      $10.667        22,470
                             2012        $10.667      $11.194        20,315
                             2013        $11.194      $11.921             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.202      $10.037         9,242
                             2005        $10.037      $10.369         7,277
                             2006        $10.369      $11.799         5,607
                             2007        $11.799      $10.882         4,083
                             2008        $10.882      $ 6.549         5,121
                             2009        $ 6.549      $ 8.345         5,037
                             2010        $ 8.345      $ 9.370         5,040
                             2011        $ 9.370      $ 8.772         5,036
                             2012        $ 8.772      $10.258         5,029
                             2013        $10.258      $13.663         4,935
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 7.898      $ 9.009        16,766
                             2005        $ 9.009      $ 9.923        14,612
                             2006        $ 9.923      $12.442        21,948
                             2007        $12.442      $13.235        11,301
                             2008        $13.235      $ 7.282        11,667
                             2009        $ 7.282      $ 8.909        10,162
                             2010        $ 8.909      $ 9.623        10,328
                             2011        $ 9.623      $ 7.847        17,950
                             2012        $ 7.847      $ 9.391        17,299
                             2013        $ 9.391      $11.806        18,365
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.700      $13.257         1,717
                             2005        $13.257      $13.930         1,548
                             2006        $13.930      $16.041           549
                             2007        $16.041      $13.742           547
                             2008        $13.742      $ 8.180           458
                             2009        $ 8.180      $10.562           460
                             2010        $10.562      $13.063           449
                             2011        $13.063      $12.218           449
                             2012        $12.218      $14.090           446
                             2013        $14.090      $19.311           438
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 5.924      $ 6.108         4,767
                             2005        $ 6.108      $ 6.338         5,483
                             2006        $ 6.338      $ 6.560         1,787
                             2007        $ 6.560      $ 6.795           657
                             2008        $ 6.795      $ 4.200           576
                             2009        $ 4.200      $ 6.758         2,264
                             2010        $ 6.758      $ 8.013         2,253
                             2011        $ 8.013      $ 6.463           516
                             2012        $ 6.463      $ 7.247           542
                             2013        $ 7.247      $10.224           534
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $10.114      $12.224         7,978
                             2005        $12.224      $16.063         7,332
                             2006        $16.063      $21.627         7,347
                             2007        $21.627      $29.816         5,908
                             2008        $29.816      $12.695         2,353
                             2009        $12.695      $21.167         2,037
                             2010        $21.167      $24.733         2,724
                             2011        $24.733      $19.857         4,180
                             2012        $19.857      $23.381         3,713
                             2013        $23.381      $22.717         4,321

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 7.958      $ 9.171         5,834
                             2005        $ 9.171      $10.000         7,252
                             2006        $10.000      $12.285        10,031
                             2007        $12.285      $13.817         8,078
                             2008        $13.817      $ 7.511         5,632
                             2009        $ 7.511      $ 9.772         8,053
                             2010        $ 9.772      $10.138         8,345
                             2011        $10.138      $ 9.586         5,969
                             2012        $ 9.586      $10.713         4,928
                             2013        $10.713      $12.194        34,413
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 6.210      $ 6.571        37,045
                             2005        $ 6.571      $ 7.464        24,528
                             2006        $ 7.464      $ 7.628        21,248
                             2007        $ 7.628      $ 9.128        17,110
                             2008        $ 9.128      $ 4.553        18,805
                             2009        $ 4.553      $ 7.399        18,584
                             2010        $ 7.399      $ 8.925        18,304
                             2011        $ 8.925      $ 8.516        18,243
                             2012        $ 8.516      $ 9.562        18,170
                             2013        $ 9.562      $13.899        17,968
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.161      $12.129        18,936
                             2005        $12.129      $14.000        16,914
                             2006        $14.000      $15.018         9,167
                             2007        $15.018      $18.083         6,969
                             2008        $18.083      $ 9.449         5,402
                             2009        $ 9.449      $14.625         3,616
                             2010        $14.625      $18.996         2,557
                             2011        $18.996      $17.321         6,870
                             2012        $17.321      $18.480         7,001
                             2013        $18.480      $24.942         4,075
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $15.233      $20.397        15,512
                             2005        $20.397      $23.438        12,929
                             2006        $23.438      $31.765        10,906
                             2007        $31.765      $25.856         7,275
                             2008        $25.856      $15.763         4,752
                             2009        $15.763      $19.861         5,211
                             2010        $19.861      $25.339         4,471
                             2011        $25.339      $26.348         3,324
                             2012        $26.348      $29.960         2,564
                             2013        $29.960      $30.015         2,644



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.88



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $10.043      $10.951        7,361
                             2005        $10.951      $11.231        7,371
                             2006        $11.231      $12.881        7,408
                             2007        $12.881      $13.241        7,338
                             2008        $13.241      $ 7.698        6,768
                             2009        $ 7.698      $ 9.083        6,050
                             2010        $ 9.083      $10.045        5,321
                             2011        $10.045      $10.446        4,335
                             2012        $10.446      $12.007        4,334
                             2013        $12.007      $15.844        4,333
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.900      $ 7.748            0
                             2005        $ 7.748      $ 8.480            0
                             2006        $ 8.480      $ 8.211            0
                             2007        $ 8.211      $ 9.069            0
                             2008        $ 9.069      $ 5.103            0
                             2009        $ 5.103      $ 6.648            0
                             2010        $ 6.648      $ 7.482            0
                             2011        $ 7.482      $ 7.406        1,111
                             2012        $ 7.406      $ 8.247        1,099
                             2013        $ 8.247      $10.812        1,033
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $ 6.512      $ 6.917            0
                             2005        $ 6.917      $ 7.788            0
                             2006        $ 7.788      $ 7.587            0
                             2007        $ 7.587      $ 8.450            0
                             2008        $ 8.450      $ 4.985            0
                             2009        $ 4.985      $ 6.701            0
                             2010        $ 6.701      $ 7.215            0
                             2011        $ 7.215      $ 6.843            0
                             2012        $ 6.843      $ 7.790            0
                             2013        $ 7.790      $10.463            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.667            0
                             2005        $10.667      $10.803            0
                             2006        $10.803      $11.584            0
                             2007        $11.584      $11.664            0
                             2008        $11.664      $ 8.762            0
                             2009        $ 8.762      $12.258            0
                             2010        $12.258      $13.611            0
                             2011        $13.611      $13.954          815
                             2012        $13.954      $15.808          782
                             2013        $15.808      $16.712          864
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.211        3,137
                             2005        $11.211      $11.168        3,137
                             2006        $11.168      $12.947        3,749
                             2007        $12.947      $13.168        3,748
                             2008        $13.168      $ 9.081        3,747
                             2009        $ 9.081      $12.072        3,745
                             2010        $12.072      $13.336        3,743
                             2011        $13.336      $13.387        5,539
                             2012        $13.387      $14.784        5,482
                             2013        $14.784      $16.515        5,055
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.304            0
                             2006        $11.304      $12.965            0
                             2007        $12.965      $12.407            0
                             2008        $12.407      $ 8.147            0
                             2009        $ 8.147      $10.316            0
                             2010        $10.316      $12.969            0
                             2011        $12.969      $12.237          341
                             2012        $12.237      $14.202          336
                             2013        $14.202      $18.969          292
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.923            0
                             2005        $10.923      $11.838            0
                             2006        $11.838      $13.740            0
                             2007        $13.740      $13.937            0
                             2008        $13.937      $ 8.593            0
                             2009        $ 8.593      $10.619            0
                             2010        $10.619      $11.577            0
                             2011        $11.577      $11.232            0
                             2012        $11.232      $12.580            0
                             2013        $12.580      $15.819            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.489            0
                             2005        $11.489      $12.408            0
                             2006        $12.408      $14.774            0
                             2007        $14.774      $16.722            0
                             2008        $16.722      $ 9.774            0
                             2009        $ 9.774      $13.132            0
                             2010        $13.132      $13.957            0
                             2011        $13.957      $12.228          442
                             2012        $12.228      $14.174          450
                             2013        $14.174      $17.088          428

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                             2004        $ 5.459      $ 5.729          543
                             2005        $ 5.729      $ 6.062          545
                             2006        $ 6.062      $ 6.113          546
                             2007        $ 6.113      $ 7.009            0
                             2008        $ 7.009      $ 3.505            0
                             2009        $ 3.505      $ 5.707            0
                             2010        $ 5.707      $ 6.706            0
                             2011        $ 6.706      $ 6.169            0
                             2012        $ 6.169      $ 6.878            0
                             2013        $ 6.878      $ 9.449            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                             2004        $ 9.591      $10.775        3,952
                             2005        $10.775      $11.865        3,936
                             2006        $11.865      $14.041        3,931
                             2007        $14.041      $14.844        3,873
                             2008        $14.844      $ 8.544        3,359
                             2009        $ 8.544      $11.660        3,359
                             2010        $11.660      $13.974        3,359
                             2011        $13.974      $13.827        3,359
                             2012        $13.827      $15.902        3,359
                             2013        $15.902      $20.932        3,359
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                             2004        $ 7.007      $ 7.325        1,018
                             2005        $ 7.325      $ 7.817        1,085
                             2006        $ 7.817      $ 8.147        1,989
                             2007        $ 8.147      $ 8.945        1,986
                             2008        $ 8.945      $ 5.043            0
                             2009        $ 5.043      $ 5.986            0
                             2010        $ 5.986      $ 6.778            0
                             2011        $ 6.778      $ 6.120            0
                             2012        $ 6.120      $ 7.020            0
INVESCO V.I. COMSTOCK FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
                             2004        $10.316      $11.909          546
                             2005        $11.909      $12.187          541
                             2006        $12.187      $13.894          560
                             2007        $13.894      $13.342          547
                             2008        $13.342      $ 8.414            0
                             2009        $ 8.414      $10.623            0
                             2010        $10.623      $12.079            0
                             2011        $12.079      $11.625          482
                             2012        $11.625      $13.588          461
                             2013        $13.588      $18.115          407
INVESCO V.I. CORE EQUITY FUND - SERIES I
                             2004        $ 7.300      $ 7.570        3,110
                             2005        $ 7.570      $ 7.841        3,110
                             2006        $10.000      $10.771        2,558
                             2007        $10.771      $11.413        2,558
                             2008        $11.413      $ 7.819        2,558
                             2009        $ 7.819      $ 9.835        2,558
                             2010        $ 9.835      $10.563        2,558
                             2011        $10.563      $10.350        2,558
                             2012        $10.350      $11.555        2,558
                             2013        $11.555      $14.643        2,558

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
                             2004        $ 9.828      $10.451        41,870
                             2005        $10.451      $10.821        42,035
                             2006        $10.821      $11.787        15,535
                             2007        $11.787      $12.043        15,134
                             2008        $12.043      $ 7.514        14,330
                             2009        $ 7.514      $ 9.158        13,196
                             2010        $ 9.158      $ 9.919        13,029
                             2011        $ 9.919      $ 9.745        13,452
                             2012        $ 9.745      $11.342        13,275
                             2013        $11.342      $14.571        13,123
INVESCO V.I. EQUITY AND INCOME FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES I
                             2011        $10.000      $13.493         8,960
                             2012        $13.493      $14.891         8,960
                             2013        $14.891      $18.276         8,960
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES I
                             2011        $10.000      $ 9.840         4,242
                             2012        $ 9.840      $10.973         4,280
                             2013        $10.973      $13.179         4,248
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
                             2004        $10.531      $11.866        18,479
                             2005        $11.866      $12.372        17,240
                             2006        $12.372      $14.791         4,099
                             2007        $14.791      $15.518         3,768
                             2008        $15.518      $ 8.985         3,273
                             2009        $ 8.985      $10.258         3,273
                             2010        $10.258      $11.270         3,273
                             2011        $11.270      $12.157             0
INVESCO V.I. HIGH YIELD FUND - SERIES I
                             2013        $10.000      $11.743         1,471
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
                             2004        $ 7.065      $ 7.608         1,471
                             2005        $ 7.608      $ 7.622         1,471
                             2006        $ 7.622      $ 8.167         1,471
                             2007        $ 8.167      $ 8.340         1,471
                             2008        $ 8.340      $ 6.286         1,471
                             2009        $ 6.286      $ 8.908         1,471
                             2010        $ 8.908      $ 9.626         1,471
                             2011        $ 9.626      $ 9.626         1,471
                             2012        $ 9.626      $11.216         1,471
                             2013        $11.216      $11.599             0
INVESCO V.I. INCOME BUILDER FUND - SERIES I
                             2004        $11.055      $12.027         8,960
                             2005        $12.027      $12.612         8,960
                             2006        $12.612      $14.123         8,960
                             2007        $14.123      $14.288         8,960
                             2008        $14.288      $10.325         8,960
                             2009        $10.325      $12.670         8,960
                             2010        $12.670      $13.958         8,960
                             2011        $13.958      $14.852             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                             2004        $10.000      $10.792             0
                             2005        $10.792      $11.385             0
                             2006        $11.385      $12.417             0
                             2007        $12.417      $13.335             0
                             2008        $13.335      $ 9.345             0
                             2009        $ 9.345      $11.930             0
                             2010        $11.930      $13.346             0
                             2011        $13.346      $12.251           221
                             2012        $12.251      $13.326           233
                             2013        $13.326      $16.829           219

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.100             0
                             2005        $11.100      $12.091             0
                             2006        $12.091      $12.438             0
                             2007        $12.438      $14.339             0
                             2008        $14.339      $ 7.474             0
                             2009        $ 7.474      $11.458             0
                             2010        $11.458      $14.297             0
                             2011        $14.297      $12.705             0
                             2012        $12.705      $13.903             0
                             2013        $13.903      $18.620             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES I
                             2004        $ 8.177      $ 8.866         1,429
                             2005        $ 8.866      $ 9.096         2,086
                             2006        $ 9.096      $10.305         1,256
                             2007        $10.305      $10.631         1,223
                             2008        $10.631      $ 6.559         4,781
                             2009        $ 6.559      $ 8.124         4,144
                             2010        $ 8.124      $ 9.149             0
                             2011        $ 9.149      $ 9.136             0
                             2012        $ 9.136      $10.359             0
                             2013        $10.359      $13.397             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                             2004        $ 6.420      $ 7.595         2,500
                             2005        $ 7.595      $ 8.535         2,499
                             2006        $ 8.535      $10.068           497
                             2007        $10.068      $11.877           478
                             2008        $11.877      $ 7.769           439
                             2009        $ 7.769      $ 9.084           391
                             2010        $ 9.084      $ 9.523           349
                             2011        $ 9.523      $10.837         1,097
                             2012        $10.837      $12.610         1,021
                             2013        $12.610      $14.577         1,020
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                             2004        $ 6.661      $ 7.360           997
                             2005        $ 7.360      $ 8.889         1,288
                             2006        $ 8.889      $ 9.398         1,201
                             2007        $ 9.398      $11.025         1,245
                             2008        $11.025      $ 5.527           303
                             2009        $ 5.527      $ 9.183             0
                             2010        $ 9.183      $11.346             0
                             2011        $11.346      $10.308             0
                             2012        $10.308      $11.303             0
                             2013        $11.303      $11.993             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                             2004        $ 8.177      $ 9.038        20,517
                             2005        $ 9.038      $ 9.631        18,875
                             2006        $ 9.631      $12.296         5,937
                             2007        $12.296      $13.934         5,556
                             2008        $13.934      $ 7.827         4,881
                             2009        $ 7.827      $ 9.801         4,762
                             2010        $ 9.801      $10.304         4,661
                             2011        $10.304      $ 9.128         4,567
                             2012        $ 9.128      $10.605         4,470
                             2013        $10.605      $13.256         4,389
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                             2004        $ 7.401      $ 8.166           778
                             2005        $ 8.166      $ 8.551           806
                             2006        $ 8.551      $ 9.939           800
                             2007        $ 9.939      $11.408           732
                             2008        $11.408      $ 6.281             0
                             2009        $ 6.281      $ 5.997             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                             2004        $11.833      $12.208         2,307
                             2005        $12.208      $12.367         1,928
                             2006        $12.367      $12.816         1,006
                             2007        $12.816      $13.315           658
                             2008        $13.315      $11.889            29
                             2009        $11.889      $14.288             0
                             2010        $14.288      $15.307             0
                             2011        $15.307      $15.760             0
                             2012        $15.760      $17.627             0
                             2013        $17.627      $17.459             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                             2004        $10.703      $10.643             0
                             2005        $10.643      $10.630             0
                             2006        $10.630      $10.868             0
                             2007        $10.868      $10.968             0
                             2008        $10.968      $ 9.149             0
                             2009        $ 9.149      $ 9.487             0
                             2010        $ 9.487      $ 9.520             0
                             2011        $ 9.520      $ 9.591             0
                             2012        $ 9.591      $ 9.716             0
                             2013        $ 9.716      $ 9.563             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                             2004        $10.003      $ 9.892         1,215
                             2005        $ 9.892      $ 9.969         1,263
                             2006        $ 9.969      $10.226         1,295
                             2007        $10.226      $10.518         1,350
                             2008        $10.518      $10.565           513
                             2009        $10.565      $10.360           452
                             2010        $10.360      $10.158           391
                             2011        $10.158      $ 9.960           328
                             2012        $ 9.960      $ 9.766           265
                             2013        $ 9.766      $ 9.575           200
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS X
                             2004        $ 6.751      $ 7.357        46,242
                             2005        $ 7.357      $ 8.523        45,614
                             2006        $ 8.523      $ 8.705        15,680
                             2007        $ 8.705      $10.201        15,080
                             2008        $10.201      $ 5.238        14,112
                             2009        $ 5.238      $ 8.798        13,279
                             2010        $ 8.798      $11.020        13,176
                             2011        $11.020      $10.076        13,886
                             2012        $10.076      $11.100        13,776
                             2013        $11.100      $16.406        12,944
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                             2004        $ 9.696      $10.492        11,233
                             2005        $10.492      $11.143        10,025
                             2006        $11.143      $12.565         7,800
                             2007        $12.565      $13.381         5,925
                             2008        $13.381      $ 9.972         4,474
                             2009        $ 9.972      $11.707         1,580
                             2010        $11.707      $12.259           676
                             2011        $12.259      $11.062           589
                             2012        $11.062      $11.594           500
                             2013        $11.594      $12.342             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $ 9.306      $10.137          595
                             2005        $10.137      $10.459          607
                             2006        $10.459      $11.886          636
                             2007        $11.886      $10.948          638
                             2008        $10.948      $ 6.579            0
                             2009        $ 6.579      $ 8.373            0
                             2010        $ 8.373      $ 9.390            0
                             2011        $ 9.390      $ 8.779            0
                             2012        $ 8.779      $10.253            0
                             2013        $10.253      $13.639            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $ 8.164      $ 9.301            0
                             2005        $ 9.301      $10.231            0
                             2006        $10.231      $12.812            0
                             2007        $12.812      $13.610            0
                             2008        $13.610      $ 7.478            0
                             2009        $ 7.478      $ 9.138            0
                             2010        $ 9.138      $ 9.857            0
                             2011        $ 9.857      $ 8.028          502
                             2012        $ 8.028      $ 9.595          492
                             2013        $ 9.595      $12.047          461
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                             2004        $10.676      $13.211            0
                             2005        $13.211      $13.864            0
                             2006        $13.864      $15.944            0
                             2007        $15.944      $13.641            0
                             2008        $13.641      $ 8.109            0
                             2009        $ 8.109      $10.457            0
                             2010        $10.457      $12.916            0
                             2011        $12.916      $12.065            0
                             2012        $12.065      $13.896            0
                             2013        $13.896      $19.020            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $ 6.639      $ 6.837          853
                             2005        $ 6.837      $ 7.085          915
                             2006        $ 7.085      $ 7.324        1,006
                             2007        $ 7.324      $ 7.576        1,055
                             2008        $ 7.576      $ 4.677            0
                             2009        $ 4.677      $ 7.514            0
                             2010        $ 7.514      $ 8.899            0
                             2011        $ 8.899      $ 7.168            0
                             2012        $ 7.168      $ 8.027            0
                             2013        $ 8.027      $11.311            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                             2004        $11.458      $13.829        1,662
                             2005        $13.829      $18.150        1,769
                             2006        $18.150      $24.404        1,119
                             2007        $24.404      $33.601          483
                             2008        $33.601      $14.288          203
                             2009        $14.288      $23.792            0
                             2010        $23.792      $27.764            0
                             2011        $27.764      $22.261          718
                             2012        $22.261      $26.178          727
                             2013        $26.178      $25.401          842

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                             2004        $ 8.220      $ 9.460           24
                             2005        $ 9.460      $10.302           23
                             2006        $10.302      $12.639           21
                             2007        $12.639      $14.198            0
                             2008        $14.198      $ 7.707            0
                             2009        $ 7.707      $10.014            0
                             2010        $10.014      $10.376            0
                             2011        $10.376      $ 9.799          701
                             2012        $ 9.799      $10.936          711
                             2013        $10.936      $12.432        1,183
UIF GROWTH PORTFOLIO, CLASS I
                             2004        $ 7.084      $ 7.485          823
                             2005        $ 7.485      $ 8.491          859
                             2006        $ 8.491      $ 8.667          863
                             2007        $ 8.667      $10.357          847
                             2008        $10.357      $ 5.159            0
                             2009        $ 5.159      $ 8.374            0
                             2010        $ 8.374      $10.087            0
                             2011        $10.087      $ 9.613            0
                             2012        $ 9.613      $10.779            0
                             2013        $10.779      $15.648            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                             2004        $10.139      $12.087        5,338
                             2005        $12.087      $13.933        5,315
                             2006        $13.933      $14.928          395
                             2007        $14.928      $17.950          385
                             2008        $17.950      $ 9.368            0
                             2009        $ 9.368      $14.480            0
                             2010        $14.480      $18.784            0
                             2011        $18.784      $17.105          619
                             2012        $17.105      $18.226          687
                             2013        $18.226      $24.567          611
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                             2004        $14.154      $18.928          386
                             2005        $18.928      $21.722          310
                             2006        $21.722      $29.401          283
                             2007        $29.401      $23.901          280
                             2008        $23.901      $14.551            0
                             2009        $14.551      $18.311            0
                             2010        $18.311      $23.331            0
                             2011        $23.331      $24.229          297
                             2012        $24.229      $27.514          287
                             2013        $27.514      $27.529          331



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information

                               Dated May 1, 2014


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 758565
Topeka, KS 66675-8565
1  (800) 457-7617

The Contracts are no longer offered for sale.


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2014, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

          TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
   Net Investment Factor
   Calculation of Variable Amount Income Payments
   Calculation of Annuity Unit Values

General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A--Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $12,059,297, $10,123,271 and $9,530,700 for the years 2011, 2012 and 2013 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

    . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

    . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

    . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2013 and for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix B to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.



Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. American Franchise Fund - Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund - Series II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund
- Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006 and the Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account and the Invesco V.I. Global Core Equity Fund - Series II which were first offered under the Contracts on April 29, 2011. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.


The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
  2013  (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
  - Class 2                             Class 2
 FTVIP Franklin High Income Securities  FTVIP Franklin High Income VIP Fund -
  Fund                                  Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
  Class 2                               - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
  Fund - Class 2                        Class 2
 -----------------------------------------------------------------------------

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                   WITH THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $10.074      $11.040      1,062,106
                              2005       $11.040      $11.378        955,381
                              2006       $11.378      $13.116        850,938
                              2007       $13.116      $13.550        620,749
                              2008       $13.550      $ 7.918        428,660
                              2009       $ 7.918      $ 9.389        384,211
                              2010       $ 9.389      $10.435        321,153
                              2011       $10.435      $10.906        255,375
                              2012       $10.906      $12.599        199,053
                              2013       $12.599      $16.708        165,643
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.641      $ 6.366        270,886
                              2005       $ 6.366      $ 7.003        265,129
                              2006       $ 7.003      $ 6.814        208,416
                              2007       $ 6.814      $ 7.564        135,983
                              2008       $ 7.564      $ 4.278        109,514
                              2009       $ 4.278      $ 5.601        106,736
                              2010       $ 5.601      $ 6.335         83,271
                              2011       $ 6.335      $ 6.302         65,295
                              2012       $ 6.302      $ 7.053         57,292
                              2013       $ 7.053      $ 9.293         52,904
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.374      $ 5.737        458,318
                              2005       $ 5.737      $ 6.492        435,012
                              2006       $ 6.492      $ 6.356        386,171
                              2007       $ 6.356      $ 7.114        289,805
                              2008       $ 7.114      $ 4.218        197,671
                              2009       $ 4.218      $ 5.699        192,027
                              2010       $ 5.699      $ 6.167        160,194
                              2011       $ 6.167      $ 5.878        131,149
                              2012       $ 5.878      $ 6.725        112,982
                              2013       $ 6.725      $ 9.078         83,793

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703         2,191
                              2005       $10.703      $10.896         4,489
                              2006       $10.896      $11.742         8,268
                              2007       $11.742      $11.883         8,571
                              2008       $11.883      $ 8.971         7,714
                              2009       $ 8.971      $12.613         9,763
                              2010       $12.613      $14.076        14,325
                              2011       $14.076      $14.502        17,173
                              2012       $14.502      $16.512        22,476
                              2013       $16.512      $17.543        19,343
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249        27,352
                              2005       $11.249      $11.261       104,600
                              2006       $11.261      $13.120       155,445
                              2007       $13.120      $13.412       152,634
                              2008       $13.412      $ 9.296       149,300
                              2009       $ 9.296      $12.420       134,093
                              2010       $12.420      $13.788       114,864
                              2011       $13.788      $13.910       101,389
                              2012       $13.910      $15.439        93,247
                              2013       $15.439      $17.333        84,344
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960         7,179
                              2005       $10.960      $11.939        65,412
                              2006       $11.939      $13.926       103,491
                              2007       $13.926      $14.198       112,155
                              2008       $14.198      $ 8.798        51,799
                              2009       $ 8.798      $10.927        56,582
                              2010       $10.927      $11.971        48,546
                              2011       $11.971      $11.673        38,638
                              2012       $11.673      $13.139        30,633
                              2013       $13.139      $16.605        29,961
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528        17,571
                              2005       $11.528      $12.514        72,747
                              2006       $12.514      $14.975        82,536
                              2007       $14.975      $17.034        77,683
                              2008       $17.034      $10.007        63,614
                              2009       $10.007      $13.512        66,039
                              2010       $13.512      $14.433        64,099
                              2011       $14.433      $12.709        47,589
                              2012       $12.709      $14.805        39,171
                              2013       $14.805      $17.938        33,341

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 4.576      $ 4.826       550,386
                              2005       $ 4.826      $ 5.133       429,514
                              2006       $ 5.133      $ 5.202       350,600
                              2007       $ 5.202      $ 5.994       245,404
                              2008       $ 5.994      $ 3.013       188,267
                              2009       $ 3.013      $ 4.930       173,875
                              2010       $ 4.930      $ 5.822       135,448
                              2011       $ 5.822      $ 5.382       129,651
                              2012       $ 5.382      $ 6.031       206,261
                              2013       $ 6.031      $ 8.327       152,691
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 6.727      $ 7.077       259,756
                              2005       $ 7.077      $ 7.506       203,011
                              2006       $ 7.506      $ 7.590       182,969
                              2007       $ 7.590      $ 8.723       138,072
                              2008       $ 8.723      $ 4.373        76,417
                              2009       $ 4.373      $ 7.138        62,126
                              2010       $ 7.138      $ 8.409        54,938
                              2011       $ 8.409      $ 7.756        49,866
                              2012       $ 7.756      $ 8.666        40,920
                              2013       $ 8.666      $11.936        31,320
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.646      $10.892       557,824
                              2005       $10.892      $12.053       515,859
                              2006       $12.053      $14.335       454,153
                              2007       $14.335      $15.231       346,740
                              2008       $15.231      $ 8.811       250,388
                              2009       $ 8.811      $12.085       224,326
                              2010       $12.085      $14.556       185,936
                              2011       $14.556      $14.475       146,434
                              2012       $14.475      $16.730       113,668
                              2013       $16.730      $22.133        86,797
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 5.952      $ 6.253       304,454
                              2005       $ 6.253      $ 6.706       254,117
                              2006       $ 6.706      $ 7.024       422,934
                              2007       $ 7.024      $ 7.751       253,773
                              2008       $ 7.751      $ 4.392       186,111
                              2009       $ 4.392      $ 5.240       163,838
                              2010       $ 5.240      $ 5.962       141,128
                              2011       $ 5.962      $ 5.410       120,292
                              2012       $ 5.410      $ 6.216             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.369      $11.997        644,084
                              2005       $11.997      $12.307        699,360
                              2006       $12.307      $14.072        608,840
                              2007       $14.072      $13.542        490,947
                              2008       $13.542      $ 8.566        340,570
                              2009       $ 8.566      $10.837        272,735
                              2010       $10.837      $12.354        235,281
                              2011       $12.354      $11.916        190,707
                              2012       $11.916      $13.963        145,887
                              2013       $13.963      $18.663        121,452
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.808        333,459
                              2007       $10.808      $11.513        220,803
                              2008       $11.513      $ 7.924        156,131
                              2009       $ 7.924      $10.017        156,617
                              2010       $10.017      $10.813        123,004
                              2011       $10.813      $10.648         99,769
                              2012       $10.648      $11.948         90,457
                              2013       $11.948      $15.216         60,566
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $10.070      $10.736      1,258,432
                              2005       $10.736      $11.145      1,076,026
                              2006       $11.145      $12.171        867,687
                              2007       $12.171      $12.459        615,844
                              2008       $12.459      $ 7.800        489,231
                              2009       $ 7.800      $ 9.525        424,075
                              2010       $ 9.525      $10.343        318,207
                              2011       $10.343      $10.185        264,495
                              2012       $10.185      $11.878        232,341
                              2013       $11.878      $15.305        157,054
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.548         40,092
                              2012       $13.548      $15.002         32,862
                              2013       $15.002      $18.460         29,024
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.733         86,346
                              2012       $ 9.733      $10.875         69,324
                              2013       $10.875      $13.100         52,734

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.203      $11.526       322,125
                              2005       $11.526      $12.058       326,131
                              2006       $12.058      $14.449       285,784
                              2007       $14.449      $15.198       227,470
                              2008       $15.198      $ 8.822       158,628
                              2009       $ 8.822      $10.093       134,001
                              2010       $10.093      $11.127       109,521
                              2011       $11.127      $12.002             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.809        30,253
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 5.178      $ 5.589       356,879
                              2005       $ 5.589      $ 5.613       308,894
                              2006       $ 5.613      $ 6.029       225,268
                              2007       $ 6.029      $ 6.172       148,072
                              2008       $ 6.172      $ 4.671       102,245
                              2009       $ 4.671      $ 6.640       101,397
                              2010       $ 6.640      $ 7.193        70,728
                              2011       $ 7.193      $ 7.205        57,302
                              2012       $ 7.205      $ 8.413        31,683
                              2013       $ 8.413      $ 8.677             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.857      $11.844       203,182
                              2005       $11.844      $12.453       192,707
                              2006       $12.453      $13.984       170,479
                              2007       $13.984      $14.172       122,922
                              2008       $14.172      $10.271        81,547
                              2009       $10.271      $12.640        68,302
                              2010       $12.640      $13.966        48,933
                              2011       $13.966      $14.863             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829         6,246
                              2005       $10.829      $11.483        14,826
                              2006       $11.483      $12.587        15,925
                              2007       $12.587      $13.585        17,665
                              2008       $13.585      $ 9.568        14,761
                              2009       $ 9.568      $12.275        22,391
                              2010       $12.275      $13.802        19,275
                              2011       $13.802      $12.732         9,385
                              2012       $12.732      $13.919         7,984
                              2013       $13.919      $17.666         6,222

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.138         23,031
                              2005       $11.138      $12.195         29,797
                              2006       $12.195      $12.608         26,037
                              2007       $12.608      $14.608         24,174
                              2008       $14.608      $ 7.652         17,403
                              2009       $ 7.652      $11.790         17,123
                              2010       $11.790      $14.785         17,105
                              2011       $14.785      $13.205         15,807
                              2012       $13.205      $14.523         14,268
                              2013       $14.523      $19.548         13,736
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 7.387      $ 8.027      1,328,127
                              2005       $ 8.027      $ 8.261      1,139,468
                              2006       $ 8.261      $ 9.378        954,977
                              2007       $ 9.378      $ 9.702        693,609
                              2008       $ 9.702      $ 5.996        493,112
                              2009       $ 5.996      $ 7.448        409,705
                              2010       $ 7.448      $ 8.409        328,519
                              2011       $ 8.409      $ 8.413        281,720
                              2012       $ 8.413      $ 9.575        244,346
                              2013       $ 9.575      $12.412        201,086
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 6.459      $ 7.655        514,501
                              2005       $ 7.655      $ 8.625        463,318
                              2006       $ 8.625      $10.201        411,299
                              2007       $10.201      $12.064        285,331
                              2008       $12.064      $ 7.911        235,771
                              2009       $ 7.911      $ 9.263        207,761
                              2010       $ 9.263      $ 9.742        167,784
                              2011       $ 9.742      $11.118        127,292
                              2012       $11.118      $12.974        106,658
                              2013       $12.974      $15.026         72,860
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 6.408      $ 7.101        356,858
                              2005       $ 7.101      $ 8.587        352,351
                              2006       $ 8.587      $ 9.108        333,941
                              2007       $ 9.108      $10.713        258,460
                              2008       $10.713      $ 5.383        201,641
                              2009       $ 5.383      $ 8.967        150,893
                              2010       $ 8.967      $11.109        121,537
                              2011       $11.109      $10.115        100,090
                              2012       $10.115      $11.123         81,658
                              2013       $11.123      $11.807              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 7.282      $ 8.070       381,556
                              2005       $ 8.070      $ 8.616       304,520
                              2006       $ 8.616      $11.027       274,133
                              2007       $11.027      $12.531       199,125
                              2008       $12.531      $ 7.057       144,654
                              2009       $ 7.057      $ 8.859       123,940
                              2010       $ 8.859      $ 9.336        83,840
                              2011       $ 9.336      $ 8.293        68,953
                              2012       $ 8.293      $ 9.655        54,030
                              2013       $ 9.655      $12.101        43,744
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 6.356      $ 7.032       137,568
                              2005       $ 7.032      $ 7.376       128,432
                              2006       $ 7.376      $ 8.601       119,819
                              2007       $ 8.601      $ 9.888        74,658
                              2008       $ 9.888      $ 5.460        57,147
                              2009       $ 5.460      $ 5.217             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $12.779      $13.230       764,010
                              2005       $13.230      $13.437       694,113
                              2006       $13.437      $13.947       612,984
                              2007       $13.947      $14.529       482,791
                              2008       $14.529      $13.011       372,809
                              2009       $13.011      $15.678       276,811
                              2010       $15.678      $16.840       217,697
                              2011       $16.840      $17.375       170,994
                              2012       $17.375      $19.485       143,643
                              2013       $19.485      $19.355       122,781
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $11.101      $11.066       603,850
                              2005       $11.066      $11.069       490,183
                              2006       $11.069      $11.346       416,159
                              2007       $11.346      $11.491       327,752
                              2008       $11.491      $ 9.600       225,522
                              2009       $ 9.600      $ 9.984       195,899
                              2010       $ 9.984      $10.056       148,379
                              2011       $10.056      $10.151       117,278
                              2012       $10.151      $10.307       112,507
                              2013       $10.307      $10.165        85,488
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $10.319      $10.230       616,028
                              2005       $10.230      $10.335       496,319
                              2006       $10.335      $10.627       446,959
                              2007       $10.627      $10.959       349,352
                              2008       $10.959      $11.035       512,848
                              2009       $11.035      $10.874       424,674
                              2010       $10.874      $10.716       324,480
                              2011       $10.716      $10.560       296,974
                              2012       $10.560      $10.405       249,713
                              2013       $10.405      $10.253       233,291

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 6.393      $ 6.984      1,443,163
                              2005       $ 6.984      $ 8.113      1,179,382
                              2006       $ 8.113      $ 8.307        988,392
                              2007       $ 8.307      $ 9.759        731,931
                              2008       $ 9.759      $ 5.024        580,065
                              2009       $ 5.024      $ 8.458        487,677
                              2010       $ 8.458      $10.620        378,997
                              2011       $10.620      $ 9.735        287,524
                              2012       $ 9.735      $10.752        230,206
                              2013       $10.752      $15.930        241,038
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $ 9.614      $10.431        945,026
                              2005       $10.431      $11.107        840,536
                              2006       $11.107      $12.559        739,984
                              2007       $12.559      $13.410        509,548
                              2008       $13.410      $10.015        342,609
                              2009       $10.015      $11.786        315,731
                              2010       $11.786      $12.367        259,600
                              2011       $12.367      $11.195        208,435
                              2012       $11.195      $11.767        158,603
                              2013       $11.767      $12.530              0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.753      $10.678        285,760
                              2005       $10.678      $11.071        240,104
                              2006       $11.071      $12.645        206,718
                              2007       $12.645      $11.706        136,891
                              2008       $11.706      $ 7.070        103,233
                              2009       $ 7.070      $ 9.043         97,977
                              2010       $ 9.043      $10.192         68,055
                              2011       $10.192      $ 9.576         57,878
                              2012       $ 9.576      $11.241         49,608
                              2013       $11.241      $15.027         37,501
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.239      $ 8.288        472,533
                              2005       $ 8.288      $ 9.162        428,281
                              2006       $ 9.162      $11.531        431,954
                              2007       $11.531      $12.311        351,287
                              2008       $12.311      $ 6.798        237,180
                              2009       $ 6.798      $ 8.349        209,442
                              2010       $ 8.349      $ 9.051        152,932
                              2011       $ 9.051      $ 7.408        133,514
                              2012       $ 7.408      $ 8.898        103,806
                              2013       $ 8.898      $11.229         88,237

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.766      $13.389       127,561
                              2005       $13.389      $14.120       138,750
                              2006       $14.120      $16.320       136,771
                              2007       $16.320      $14.033       107,288
                              2008       $14.033      $ 8.384        78,453
                              2009       $ 8.384      $10.866        69,788
                              2010       $10.866      $13.489        57,774
                              2011       $13.489      $12.663        51,849
                              2012       $12.663      $14.658        42,067
                              2013       $14.658      $20.163        30,421
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.524      $ 5.716       545,296
                              2005       $ 5.716      $ 5.953       390,753
                              2006       $ 5.953      $ 6.185       331,284
                              2007       $ 6.185      $ 6.430       241,927
                              2008       $ 6.430      $ 3.989       156,233
                              2009       $ 3.989      $ 6.442       154,129
                              2010       $ 6.442      $ 7.668       110,739
                              2011       $ 7.668      $ 6.207       107,749
                              2012       $ 6.207      $ 6.986        89,770
                              2013       $ 6.986      $ 9.893        72,757
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $ 7.782      $ 9.441       110,348
                              2005       $ 9.441      $12.452       106,944
                              2006       $12.452      $16.826       104,252
                              2007       $16.826      $23.284        77,892
                              2008       $23.284      $ 9.951        62,567
                              2009       $ 9.951      $16.653        64,183
                              2010       $16.653      $19.530        52,454
                              2011       $19.530      $15.738        42,531
                              2012       $15.738      $18.600        34,700
                              2013       $18.600      $18.138        32,452
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 7.403      $ 8.562       181,261
                              2005       $ 8.562      $ 9.371       163,192
                              2006       $ 9.371      $11.554       158,361
                              2007       $11.554      $13.044       115,259
                              2008       $13.044      $ 7.117        71,962
                              2009       $ 7.117      $ 9.293        60,718
                              2010       $ 9.293      $ 9.677        52,212
                              2011       $ 9.677      $ 9.185        38,287
                              2012       $ 9.185      $10.302        30,182
                              2013       $10.302      $11.770        25,629

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.671       141,647
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 6.094      $ 6.472       530,988
                              2005       $ 6.472      $ 7.379       367,080
                              2006       $ 7.379      $ 7.569       301,065
                              2007       $ 7.569      $ 9.091       227,824
                              2008       $ 9.091      $ 4.551       172,404
                              2009       $ 4.551      $ 7.424       152,695
                              2010       $ 7.424      $ 8.988       134,613
                              2011       $ 8.988      $ 8.608        97,928
                              2012       $ 8.608      $ 9.701        79,600
                              2013       $ 9.701      $14.153        66,826
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.224      $12.250       121,693
                              2005       $12.250      $14.191       118,192
                              2006       $14.191      $15.280       105,867
                              2007       $15.280      $18.466        80,537
                              2008       $18.466      $ 9.685        52,155
                              2009       $ 9.685      $15.046        40,819
                              2010       $15.046      $19.616        36,849
                              2011       $19.616      $17.952        32,731
                              2012       $17.952      $19.224        27,273
                              2013       $19.224      $26.043        22,674
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $16.476      $22.142       126,800
                              2005       $22.142      $25.538       112,085
                              2006       $25.538      $34.738        98,413
                              2007       $34.738      $28.383        62,315
                              2008       $28.383      $17.367        38,551
                              2009       $17.367      $21.964        37,477
                              2010       $21.964      $28.126        29,911
                              2011       $28.126      $29.354        22,817
                              2012       $29.354      $33.502        19,875
                              2013       $33.502      $33.687        20,746



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                           MORTALITY & EXPENSE = 1.4



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.499      $10.408        5,984
                              2005       $10.408      $10.725        5,983
                              2006       $10.725      $12.360        5,652
                              2007       $12.360      $12.766        5,377
                              2008       $12.766      $ 7.458        3,075
                              2009       $ 7.458      $ 8.842        3,075
                              2010       $ 8.842      $ 9.826        3,075
                              2011       $ 9.826      $10.267            0
                              2012       $10.267      $11.858            0
                              2013       $11.858      $15.723            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.566      $ 9.665            0
                              2005       $ 9.665      $10.630            0
                              2006       $10.630      $10.342            0
                              2007       $10.342      $11.477            0
                              2008       $11.477      $ 6.490            0
                              2009       $ 6.490      $ 8.495            0
                              2010       $ 8.495      $ 9.606            0
                              2011       $ 9.606      $ 9.555            0
                              2012       $ 9.555      $10.691            0
                              2013       $10.691      $14.084            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.719      $ 8.239        6,537
                              2005       $ 8.239      $ 9.321        6,537
                              2006       $ 9.321      $ 9.124        6,129
                              2007       $ 9.124      $10.211        6,129
                              2008       $10.211      $ 6.053        3,790
                              2009       $ 6.053      $ 8.176        3,790
                              2010       $ 8.176      $ 8.846        3,790
                              2011       $ 8.846      $ 8.429            0
                              2012       $ 8.429      $ 9.642            0
                              2013       $ 9.642      $13.013            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.702          0
                              2005       $10.702      $10.892          0
                              2006       $10.892      $11.735          0
                              2007       $11.735      $11.873          0
                              2008       $11.873      $ 8.962          0
                              2009       $ 8.962      $12.598          0
                              2010       $12.598      $14.056          0
                              2011       $14.056      $14.478          0
                              2012       $14.478      $16.482          0
                              2013       $16.482      $17.507          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.247          0
                              2005       $11.247      $11.257          0
                              2006       $11.257      $13.113          0
                              2007       $13.113      $13.402          0
                              2008       $13.402      $ 9.287          0
                              2009       $ 9.287      $12.405          0
                              2010       $12.405      $13.769          0
                              2011       $13.769      $13.888          0
                              2012       $13.888      $15.412          0
                              2013       $15.412      $17.299          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.958          0
                              2005       $10.958      $11.934          0
                              2006       $11.934      $13.918          0
                              2007       $13.918      $14.187          0
                              2008       $14.187      $ 8.789          0
                              2009       $ 8.789      $10.914          0
                              2010       $10.914      $11.955          0
                              2011       $11.955      $11.655          0
                              2012       $11.655      $13.116          0
                              2013       $13.116      $16.572          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.526          0
                              2005       $11.526      $12.509          0
                              2006       $12.509      $14.966          0
                              2007       $14.966      $17.021          0
                              2008       $17.021      $ 9.997          0
                              2009       $ 9.997      $13.496          0
                              2010       $13.496      $14.413          0
                              2011       $14.413      $12.688          0
                              2012       $12.688      $14.778          0
                              2013       $14.778      $17.902          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.330      $ 7.729            0
                              2005       $ 7.729      $ 8.218            0
                              2006       $ 8.218      $ 8.328            0
                              2007       $ 8.328      $ 9.594            0
                              2008       $ 9.594      $ 4.821            0
                              2009       $ 4.821      $ 7.888            0
                              2010       $ 7.888      $ 9.312            0
                              2011       $ 9.312      $ 8.607            0
                              2012       $ 8.607      $ 9.643            0
                              2013       $ 9.643      $13.312            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.283      $ 7.661            0
                              2005       $ 7.661      $ 8.124            0
                              2006       $ 8.124      $ 8.213            0
                              2007       $ 8.213      $ 9.437            0
                              2008       $ 9.437      $ 4.730            0
                              2009       $ 4.730      $ 7.719            0
                              2010       $ 7.719      $ 9.092            0
                              2011       $ 9.092      $ 8.384            0
                              2012       $ 8.384      $ 9.366            0
                              2013       $ 9.366      $12.898            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.749      $11.005        1,850
                              2005       $11.005      $12.176        1,849
                              2006       $12.176      $14.478        1,848
                              2007       $14.478      $15.380        1,576
                              2008       $15.380      $ 8.895        1,576
                              2009       $ 8.895      $12.199        1,576
                              2010       $12.199      $14.690        1,576
                              2011       $14.690      $14.605          862
                              2012       $14.605      $16.877            0
                              2013       $16.877      $22.323            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.786      $ 9.228          451
                              2005       $ 9.228      $ 9.895          432
                              2006       $ 9.895      $10.362          431
                              2007       $10.362      $11.433          142
                              2008       $11.433      $ 6.477            0
                              2009       $ 6.477      $ 7.725            0
                              2010       $ 7.725      $ 8.789            0
                              2011       $ 8.789      $ 7.973            0
                              2012       $ 7.973      $ 9.161            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.365      $11.990            0
                              2005       $11.990      $12.298            0
                              2006       $12.298      $14.059            0
                              2007       $14.059      $13.526            0
                              2008       $13.526      $ 8.554            0
                              2009       $ 8.554      $10.821            0
                              2010       $10.821      $12.333            0
                              2011       $12.333      $11.893            0
                              2012       $11.893      $13.933            0
                              2013       $13.933      $18.619            0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.807        3,425
                              2007       $10.807      $11.509        3,425
                              2008       $11.509      $ 7.920        3,425
                              2009       $ 7.920      $10.010        3,425
                              2010       $10.010      $10.803        3,425
                              2011       $10.803      $10.636            0
                              2012       $10.636      $11.932            0
                              2013       $11.932      $15.192            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.428      $10.050        1,011
                              2005       $10.050      $10.431        1,011
                              2006       $10.431      $11.389        1,011
                              2007       $11.389      $11.656        1,011
                              2008       $11.656      $ 7.296        1,011
                              2009       $ 7.296      $ 8.908            0
                              2010       $ 8.908      $ 9.670            0
                              2011       $ 9.670      $ 9.521            0
                              2012       $ 9.521      $11.101            0
                              2013       $11.101      $14.301            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.919            0
                              2012       $12.919      $14.303            0
                              2013       $14.303      $17.596            0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.292            0
                              2012       $10.292      $11.498            0
                              2013       $11.498      $13.848            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.807      $12.206         277
                              2005       $12.206      $12.767         245
                              2006       $12.767      $15.294         245
                              2007       $15.294      $16.085         245
                              2008       $16.085      $ 9.335           0
                              2009       $ 9.335      $10.678           0
                              2010       $10.678      $11.769           0
                              2011       $11.769      $12.693           0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $15.022           0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.848      $ 9.549           0
                              2005       $ 9.549      $ 9.589           0
                              2006       $ 9.589      $10.297           0
                              2007       $10.297      $10.539           0
                              2008       $10.539      $ 7.974           0
                              2009       $ 7.974      $11.332           0
                              2010       $11.332      $12.275           0
                              2011       $12.275      $12.293           0
                              2012       $12.293      $14.350           0
                              2013       $14.350      $14.800           0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.370      $11.310           0
                              2005       $11.310      $11.890           0
                              2006       $11.890      $13.348           0
                              2007       $13.348      $13.525           0
                              2008       $13.525      $ 9.801           0
                              2009       $ 9.801      $12.058           0
                              2010       $12.058      $13.321           0
                              2011       $13.321      $14.175           0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.827           0
                              2005       $10.827      $11.478           0
                              2006       $11.478      $12.579           0
                              2007       $12.579      $13.574           0
                              2008       $13.574      $ 9.558           0
                              2009       $ 9.558      $12.260           0
                              2010       $12.260      $13.782           0
                              2011       $13.782      $12.712           0
                              2012       $12.712      $13.894           0
                              2013       $13.894      $17.631           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.137            0
                              2005       $11.137      $12.190            0
                              2006       $12.190      $12.600            0
                              2007       $12.600      $14.596            0
                              2008       $14.596      $ 7.644            0
                              2009       $ 7.644      $11.775            0
                              2010       $11.775      $14.764            0
                              2011       $14.764      $13.183            0
                              2012       $13.183      $14.496            0
                              2013       $14.496      $19.507            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 9.049      $ 9.832        2,769
                              2005       $ 9.832      $10.115        2,681
                              2006       $10.115      $11.481        2,680
                              2007       $11.481      $11.875        2,679
                              2008       $11.875      $ 7.338        1,990
                              2009       $ 7.338      $ 9.113            0
                              2010       $ 9.113      $10.287            0
                              2011       $10.287      $10.290            0
                              2012       $10.290      $11.709            0
                              2013       $11.709      $15.174            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.272      $ 8.616        1,019
                              2005       $ 8.616      $ 9.707        1,019
                              2006       $ 9.707      $11.478        1,019
                              2007       $11.478      $13.572        1,019
                              2008       $13.572      $ 8.898        1,019
                              2009       $ 8.898      $10.416            0
                              2010       $10.416      $10.953            0
                              2011       $10.953      $12.497            0
                              2012       $12.497      $14.581            0
                              2013       $14.581      $16.884            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.656      $ 9.591        4,550
                              2005       $ 9.591      $11.596        4,549
                              2006       $11.596      $12.296        4,549
                              2007       $12.296      $14.460        4,260
                              2008       $14.460      $ 7.265        1,846
                              2009       $ 7.265      $12.099        1,846
                              2010       $12.099      $14.986        1,846
                              2011       $14.986      $13.642        1,009
                              2012       $13.642      $14.999            0
                              2013       $14.999      $15.920            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.371      $10.384          287
                              2005       $10.384      $11.085          255
                              2006       $11.085      $14.183          255
                              2007       $14.183      $16.115          254
                              2008       $16.115      $ 9.073            0
                              2009       $ 9.073      $11.388            0
                              2010       $11.388      $11.999            0
                              2011       $11.999      $10.656            0
                              2012       $10.656      $12.403            0
                              2013       $12.403      $15.543            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 9.010      $ 9.967          284
                              2005       $ 9.967      $10.451          284
                              2006       $10.451      $12.185          283
                              2007       $12.185      $14.006            0
                              2008       $14.006      $ 7.732            0
                              2009       $ 7.732      $ 7.388            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.514      $11.918        3,389
                              2005       $11.918      $12.102        3,365
                              2006       $12.102      $12.559        3,363
                              2007       $12.559      $13.080        3,362
                              2008       $13.080      $11.711        3,184
                              2009       $11.711      $14.109        1,187
                              2010       $14.109      $15.152        1,186
                              2011       $15.152      $15.630            0
                              2012       $15.630      $17.525            0
                              2013       $17.525      $17.404            0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.567      $10.532          726
                              2005       $10.532      $10.532          643
                              2006       $10.532      $10.793          642
                              2007       $10.793      $10.929          642
                              2008       $10.929      $ 9.128            0
                              2009       $ 9.128      $ 9.492            0
                              2010       $ 9.492      $ 9.558            0
                              2011       $ 9.558      $ 9.647            0
                              2012       $ 9.647      $ 9.793            0
                              2013       $ 9.793      $ 9.656            0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.910      $ 9.822        3,656
                              2005       $ 9.822      $ 9.922          132
                              2006       $ 9.922      $10.200          132
                              2007       $10.200      $10.516          132
                              2008       $10.516      $10.587            0
                              2009       $10.587      $10.431            0
                              2010       $10.431      $10.277            0
                              2011       $10.277      $10.125            0
                              2012       $10.125      $ 9.975            0
                              2013       $ 9.975      $ 9.827            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.617      $ 9.411        8,253
                              2005       $ 9.411      $10.931        8,253
                              2006       $10.931      $11.190        7,881
                              2007       $11.190      $13.144        7,881
                              2008       $13.144      $ 6.765        5,446
                              2009       $ 6.765      $11.387        3,454
                              2010       $11.387      $14.294        3,454
                              2011       $14.294      $13.101            0
                              2012       $13.101      $14.466            0
                              2013       $14.466      $21.429            0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.475      $11.362        4,317
                              2005       $11.362      $12.096        4,316
                              2006       $12.096      $13.674        4,024
                              2007       $13.674      $14.598        4,023
                              2008       $14.598      $10.900        4,021
                              2009       $10.900      $12.825        4,020
                              2010       $12.825      $13.455        4,018
                              2011       $13.455      $12.178            0
                              2012       $12.178      $12.797            0
                              2013       $12.797      $13.626            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.473      $10.369        3,366
                              2005       $10.369      $10.749        3,366
                              2006       $10.749      $12.275        3,039
                              2007       $12.275      $11.361        3,039
                              2008       $11.361      $ 6.861        3,039
                              2009       $ 6.861      $ 8.773        3,039
                              2010       $ 8.773      $ 9.886        3,039
                              2011       $ 9.886      $ 9.287            0
                              2012       $ 9.287      $10.899            0
                              2013       $10.899      $14.567            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.431      $10.795        5,490
                              2005       $10.795      $11.932        5,490
                              2006       $11.932      $15.014        5,151
                              2007       $15.014      $16.026        5,151
                              2008       $16.026      $ 8.849        5,151
                              2009       $ 8.849      $10.864        3,145
                              2010       $10.864      $11.776        3,145
                              2011       $11.776      $ 9.636            0
                              2012       $ 9.636      $11.573            0
                              2013       $11.573      $14.600            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.762      $13.381        1,452
                              2005       $13.381      $14.110        1,452
                              2006       $14.110      $16.304        1,452
                              2007       $16.304      $14.017        1,452
                              2008       $14.017      $ 8.373        1,452
                              2009       $ 8.373      $10.849        1,452
                              2010       $10.849      $13.465        1,452
                              2011       $13.465      $12.638          794
                              2012       $12.638      $14.627            0
                              2013       $14.627      $20.116            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.123      $ 8.405        4,360
                              2005       $ 8.405      $ 8.751        4,359
                              2006       $ 8.751      $ 9.090        3,962
                              2007       $ 9.090      $ 9.448        3,680
                              2008       $ 9.448      $ 5.861        3,680
                              2009       $ 5.861      $ 9.463        3,680
                              2010       $ 9.463      $11.261        3,680
                              2011       $11.261      $ 9.113            0
                              2012       $ 9.113      $10.254            0
                              2013       $10.254      $14.519            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.931      $15.683            0
                              2005       $15.683      $20.681            0
                              2006       $20.681      $27.941            0
                              2007       $27.941      $38.656            0
                              2008       $38.656      $16.517            0
                              2009       $16.517      $27.636            0
                              2010       $27.636      $32.404            0
                              2011       $32.404      $26.107            0
                              2012       $26.107      $30.849            0
                              2013       $30.849      $30.078            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.364      $10.829            0
                              2005       $10.829      $11.849            0
                              2006       $11.849      $14.607            0
                              2007       $14.607      $16.487            0
                              2008       $16.487      $ 8.994            0
                              2009       $ 8.994      $11.742            0
                              2010       $11.742      $12.224            0
                              2011       $12.224      $11.600            0
                              2012       $11.600      $13.009            0
                              2013       $13.009      $14.859            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.864            0
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.431      $ 8.951          372
                              2005       $ 8.951      $10.203          330
                              2006       $10.203      $10.464          330
                              2007       $10.464      $12.565          329
                              2008       $12.565      $ 6.290            0
                              2009       $ 6.290      $10.258            0
                              2010       $10.258      $12.415            0
                              2011       $12.415      $11.889            0
                              2012       $11.889      $13.395            0
                              2013       $13.395      $19.539            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.221      $12.243        1,498
                              2005       $12.243      $14.180        1,498
                              2006       $14.180      $15.265        1,498
                              2007       $15.265      $18.445        1,498
                              2008       $18.445      $ 9.673        1,498
                              2009       $ 9.673      $15.023        1,498
                              2010       $15.023      $19.582        1,498
                              2011       $19.582      $17.917          819
                              2012       $17.917      $19.183            0
                              2013       $19.183      $25.982            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.588      $18.258           87
                              2005       $18.258      $21.054           78
                              2006       $21.054      $28.633           77
                              2007       $28.633      $23.389           77
                              2008       $23.389      $14.309            0
                              2009       $14.309      $18.092            0
                              2010       $18.092      $23.164            0
                              2011       $23.164      $24.170            0
                              2012       $24.170      $27.580            0
                              2013       $27.580      $27.728            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

                   WITH THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $10.035      $10.985      1,671,288
                              2005       $10.985      $11.309      1,431,212
                              2006       $11.309      $13.021      1,291,664
                              2007       $13.021      $13.438      1,037,397
                              2008       $13.438      $ 7.843        849,268
                              2009       $ 7.843      $ 9.290        684,580
                              2010       $ 9.290      $10.314        604,055
                              2011       $10.314      $10.768        510,076
                              2012       $10.768      $12.426        472,424
                              2013       $12.426      $16.460        409,776
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.619      $ 6.334        451,056
                              2005       $ 6.334      $ 6.960        432,132
                              2006       $ 6.960      $ 6.765        372,439
                              2007       $ 6.765      $ 7.501        288,911
                              2008       $ 7.501      $ 4.238        174,538
                              2009       $ 4.238      $ 5.542        149,291
                              2010       $ 5.542      $ 6.262        121,426
                              2011       $ 6.262      $ 6.223         99,928
                              2012       $ 6.223      $ 6.956         92,535
                              2013       $ 6.956      $ 9.155         81,751
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.353      $ 5.708        721,643
                              2005       $ 5.708      $ 6.452        708,345
                              2006       $ 6.452      $ 6.310        657,344
                              2007       $ 6.310      $ 7.055        532,648
                              2008       $ 7.055      $ 4.179        528,359
                              2009       $ 4.179      $ 5.639        396,236
                              2010       $ 5.639      $ 6.096        362,655
                              2011       $ 6.096      $ 5.803        321,461
                              2012       $ 5.803      $ 6.632        304,778
                              2013       $ 6.632      $ 8.943        277,956

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695        15,886
                              2005       $10.695      $10.876        16,833
                              2006       $10.876      $11.708        28,331
                              2007       $11.708      $11.835        26,896
                              2008       $11.835      $ 8.925        13,369
                              2009       $ 8.925      $12.535        38,728
                              2010       $12.535      $13.973        29,351
                              2011       $13.973      $14.380        33,730
                              2012       $14.380      $16.355        30,984
                              2013       $16.355      $17.357        28,358
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240        42,318
                              2005       $11.240      $11.241       108,603
                              2006       $11.241      $13.082       217,490
                              2007       $13.082      $13.358       200,595
                              2008       $13.358      $ 9.248       158,472
                              2009       $ 9.248      $12.342       141,805
                              2010       $12.342      $13.687       168,384
                              2011       $13.687      $13.793       154,586
                              2012       $13.793      $15.293       143,065
                              2013       $15.293      $17.150       136,450
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.952        24,502
                              2005       $10.952      $11.916       144,079
                              2006       $11.916      $13.885       213,727
                              2007       $13.885      $14.140       157,763
                              2008       $14.140      $ 8.752       118,539
                              2009       $ 8.752      $10.858       133,842
                              2010       $10.858      $11.883       141,193
                              2011       $11.883      $11.574       122,536
                              2012       $11.574      $13.014       108,225
                              2013       $13.014      $16.429        86,814
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519        44,013
                              2005       $11.519      $12.491       134,184
                              2006       $12.491      $14.931       177,843
                              2007       $14.931      $16.965       160,437
                              2008       $16.965      $ 9.955       123,592
                              2009       $ 9.955      $13.428       133,020
                              2010       $13.428      $14.327       129,732
                              2011       $14.327      $12.602       261,769
                              2012       $12.602      $14.664       249,593
                              2013       $14.664      $17.748       228,900

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 4.558      $ 4.802       528,663
                              2005       $ 4.802      $ 5.101       378,012
                              2006       $ 5.101      $ 5.164       282,336
                              2007       $ 5.164      $ 5.945       237,121
                              2008       $ 5.945      $ 2.984       243,847
                              2009       $ 2.984      $ 4.878       173,817
                              2010       $ 4.878      $ 5.754       152,483
                              2011       $ 5.754      $ 5.314       119,546
                              2012       $ 5.314      $ 5.948       567,406
                              2013       $ 5.948      $ 8.204       530,040
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 6.707      $ 7.049       461,976
                              2005       $ 7.049      $ 7.468       400,905
                              2006       $ 7.468      $ 7.543       370,838
                              2007       $ 7.543      $ 8.659       309,055
                              2008       $ 8.659      $ 4.337       249,218
                              2009       $ 4.337      $ 7.070       211,588
                              2010       $ 7.070      $ 8.320       175,999
                              2011       $ 8.320      $ 7.666       125,789
                              2012       $ 7.666      $ 8.556       103,199
                              2013       $ 8.556      $11.772        70,800
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.609      $10.837       936,164
                              2005       $10.837      $11.980       880,280
                              2006       $11.980      $14.232       808,535
                              2007       $14.232      $15.105       698,820
                              2008       $15.105      $ 8.728       534,639
                              2009       $ 8.728      $11.958       462,224
                              2010       $11.958      $14.388       372,209
                              2011       $14.388      $14.292       310,770
                              2012       $14.292      $16.500       272,538
                              2013       $16.500      $21.805       223,362
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 5.928      $ 6.221       533,269
                              2005       $ 6.221      $ 6.665       501,230
                              2006       $ 6.665      $ 6.973       730,504
                              2007       $ 6.973      $ 7.687       659,889
                              2008       $ 7.687      $ 4.351       607,338
                              2009       $ 4.351      $ 5.185       561,075
                              2010       $ 5.185      $ 5.893       492,729
                              2011       $ 5.893      $ 5.342       479,936
                              2012       $ 5.342      $ 6.135             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.350      $11.962      1,531,776
                              2005       $11.962      $12.257      1,529,185
                              2006       $12.257      $14.000      1,368,211
                              2007       $14.000      $13.457      1,120,545
                              2008       $13.457      $ 8.503        838,853
                              2009       $ 8.503      $10.746        727,410
                              2010       $10.746      $12.237        621,179
                              2011       $12.237      $11.790        533,967
                              2012       $11.790      $13.800        468,023
                              2013       $13.800      $18.425        408,338
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.800        376,947
                              2007       $10.800      $11.492        344,264
                              2008       $11.492      $ 7.901        306,370
                              2009       $ 7.901      $ 9.977        293,523
                              2010       $ 9.977      $10.758        266,984
                              2011       $10.758      $10.582        228,403
                              2012       $10.582      $11.860        209,551
                              2013       $11.860      $15.088        191,495
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $10.030      $10.682      1,347,847
                              2005       $10.682      $11.077      1,142,480
                              2006       $11.077      $12.084      1,005,855
                              2007       $12.084      $12.356        857,701
                              2008       $12.356      $ 7.727        620,699
                              2009       $ 7.727      $ 9.426        569,758
                              2010       $ 9.426      $10.224        485,420
                              2011       $10.224      $10.056        397,167
                              2012       $10.056      $11.715        328,990
                              2013       $11.715      $15.078        273,977
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.376         84,532
                              2012       $13.376      $14.796         73,607
                              2013       $14.796      $18.186         61,173
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.610        159,596
                              2012       $ 9.610      $10.726        133,489
                              2013       $10.726      $12.906        117,848

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.163      $11.468        481,525
                              2005       $11.468      $11.985        470,394
                              2006       $11.985      $14.345        430,061
                              2007       $14.345      $15.072        374,913
                              2008       $15.072      $ 8.739        296,589
                              2009       $ 8.739      $ 9.987        248,589
                              2010       $ 9.987      $10.998        212,812
                              2011       $10.998      $11.859              0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.678        132,890
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 5.157      $ 5.561        540,477
                              2005       $ 5.561      $ 5.579        384,421
                              2006       $ 5.579      $ 5.986        299,875
                              2007       $ 5.986      $ 6.121        241,105
                              2008       $ 6.121      $ 4.627        185,064
                              2009       $ 4.627      $ 6.570        155,133
                              2010       $ 6.570      $ 7.110        195,204
                              2011       $ 7.110      $ 7.114        156,059
                              2012       $ 7.114      $ 8.297        143,407
                              2013       $ 8.297      $ 8.555              0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.814      $11.785      1,004,477
                              2005       $11.785      $12.377        798,338
                              2006       $12.377      $13.883        652,666
                              2007       $13.883      $14.054        457,445
                              2008       $14.054      $10.175        222,392
                              2009       $10.175      $12.508        143,800
                              2010       $12.508      $13.805        109,263
                              2011       $13.805      $14.686              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821         17,828
                              2005       $10.821      $11.462         22,544
                              2006       $11.462      $12.550         15,855
                              2007       $12.550      $13.530         17,147
                              2008       $13.530      $ 9.518         15,857
                              2009       $ 9.518      $12.199         21,565
                              2010       $12.199      $13.701         21,625
                              2011       $13.701      $12.625         20,689
                              2012       $12.625      $13.787         12,572
                              2013       $13.787      $17.479         13,102

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.130         35,346
                              2005       $11.130      $12.172         34,037
                              2006       $12.172      $12.571         31,569
                              2007       $12.571      $14.549         30,125
                              2008       $14.549      $ 7.613         29,720
                              2009       $ 7.613      $11.716         20,219
                              2010       $11.716      $14.677         20,817
                              2011       $14.677      $13.093         16,956
                              2012       $13.093      $14.385         15,504
                              2013       $14.385      $19.340         12,688
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 7.358      $ 7.987      1,910,356
                              2005       $ 7.987      $ 8.210      1,700,618
                              2006       $ 8.210      $ 9.310      1,454,502
                              2007       $ 9.310      $ 9.621      1,268,974
                              2008       $ 9.621      $ 5.940        927,538
                              2009       $ 5.940      $ 7.370        859,148
                              2010       $ 7.370      $ 8.312        789,865
                              2011       $ 8.312      $ 8.307        605,235
                              2012       $ 8.307      $ 9.444        578,552
                              2013       $ 9.444      $12.228        477,147
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 6.433      $ 7.616        657,696
                              2005       $ 7.616      $ 8.572        538,300
                              2006       $ 8.572      $10.127        463,568
                              2007       $10.127      $11.964        476,162
                              2008       $11.964      $ 7.837        367,946
                              2009       $ 7.837      $ 9.166        350,936
                              2010       $ 9.166      $ 9.630        309,167
                              2011       $ 9.630      $10.977        263,954
                              2012       $10.977      $12.796        239,739
                              2013       $12.796      $14.803        218,944
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 6.383      $ 7.066        427,422
                              2005       $ 7.066      $ 8.535        340,319
                              2006       $ 8.535      $ 9.043        335,593
                              2007       $ 9.043      $10.624        278,593
                              2008       $10.624      $ 5.333        220,696
                              2009       $ 5.333      $ 8.873        208,966
                              2010       $ 8.873      $10.981        208,089
                              2011       $10.981      $ 9.987        271,582
                              2012       $ 9.987      $10.971        243,016
                              2013       $10.971      $11.641              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 7.253      $ 8.030        433,021
                              2005       $ 8.030      $ 8.564        387,345
                              2006       $ 8.564      $10.947        369,392
                              2007       $10.947      $12.427        309,595
                              2008       $12.427      $ 6.991        242,076
                              2009       $ 6.991      $ 8.766        206,327
                              2010       $ 8.766      $ 9.228        180,404
                              2011       $ 9.228      $ 8.188        155,443
                              2012       $ 8.188      $ 9.522        135,963
                              2013       $ 9.522      $11.922        125,128
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 6.331      $ 6.997        131,478
                              2005       $ 6.997      $ 7.331        115,446
                              2006       $ 7.331      $ 8.539        100,291
                              2007       $ 8.539      $ 9.806         88,718
                              2008       $ 9.806      $ 5.408         74,498
                              2009       $ 5.408      $ 5.167              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $12.729      $13.164      1,301,953
                              2005       $13.164      $13.355      1,111,321
                              2006       $13.355      $13.847        979,647
                              2007       $13.847      $14.408        935,609
                              2008       $14.408      $12.889        804,286
                              2009       $12.889      $15.514        703,266
                              2010       $15.514      $16.645        638,828
                              2011       $16.645      $17.155        500,669
                              2012       $17.155      $19.218        459,845
                              2013       $19.218      $19.068        392,236
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $11.058      $11.011        951,252
                              2005       $11.011      $11.001        829,027
                              2006       $11.001      $11.264        774,764
                              2007       $11.264      $11.396        910,349
                              2008       $11.396      $ 9.509        679,532
                              2009       $ 9.509      $ 9.880        644,373
                              2010       $ 9.880      $ 9.940        619,411
                              2011       $ 9.940      $10.023        506,795
                              2012       $10.023      $10.165        459,815
                              2013       $10.165      $10.014        382,060
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $10.278      $10.178        741,890
                              2005       $10.178      $10.272        720,117
                              2006       $10.272      $10.551        671,275
                              2007       $10.551      $10.868        482,907
                              2008       $10.868      $10.931        727,014
                              2009       $10.931      $10.760        481,255
                              2010       $10.760      $10.592        435,996
                              2011       $10.592      $10.426        401,888
                              2012       $10.426      $10.262        319,001
                              2013       $10.262      $10.101        277,550

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 6.368      $ 6.949      1,549,931
                              2005       $ 6.949      $ 8.063      1,272,029
                              2006       $ 8.063      $ 8.248      1,099,288
                              2007       $ 8.248      $ 9.678        923,998
                              2008       $ 9.678      $ 4.977        700,210
                              2009       $ 4.977      $ 8.369        620,532
                              2010       $ 8.369      $10.497        532,707
                              2011       $10.497      $ 9.612        457,858
                              2012       $ 9.612      $10.604        390,642
                              2013       $10.604      $15.694        557,500
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $ 9.577      $10.379      1,334,249
                              2005       $10.379      $11.040      1,151,169
                              2006       $11.040      $12.469      1,028,880
                              2007       $12.469      $13.298        862,141
                              2008       $13.298      $ 9.921        665,917
                              2009       $ 9.921      $11.662        602,400
                              2010       $11.662      $12.225        548,535
                              2011       $12.225      $11.054        445,766
                              2012       $11.054      $11.605        369,690
                              2013       $11.605      $12.354              0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.715      $10.624        591,161
                              2005       $10.624      $11.004        507,798
                              2006       $11.004      $12.554        443,981
                              2007       $12.554      $11.609        396,694
                              2008       $11.609      $ 7.004        298,142
                              2009       $ 7.004      $ 8.949        277,204
                              2010       $ 8.949      $10.074        227,908
                              2011       $10.074      $ 9.455        145,033
                              2012       $ 9.455      $11.087        119,123
                              2013       $11.087      $14.805        106,097
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.210      $ 8.246        516,366
                              2005       $ 8.246      $ 9.106        533,021
                              2006       $ 9.106      $11.447        515,718
                              2007       $11.447      $12.209        446,897
                              2008       $12.209      $ 6.735        352,540
                              2009       $ 6.735      $ 8.261        296,588
                              2010       $ 8.261      $ 8.946        285,794
                              2011       $ 8.946      $ 7.314        237,250
                              2012       $ 7.314      $ 8.776        201,586
                              2013       $ 8.776      $11.062        163,809

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.746      $13.349       485,217
                              2005       $13.349      $14.063       459,194
                              2006       $14.063      $16.236       456,712
                              2007       $16.236      $13.946       422,535
                              2008       $13.946      $ 8.323       355,678
                              2009       $ 8.323      $10.775       331,421
                              2010       $10.775      $13.361       318,465
                              2011       $13.361      $12.529       223,263
                              2012       $12.529      $14.487       213,263
                              2013       $14.487      $19.906       190,923
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.502      $ 5.688       617,844
                              2005       $ 5.688      $ 5.917       492,552
                              2006       $ 5.917      $ 6.140       435,359
                              2007       $ 6.140      $ 6.377       353,975
                              2008       $ 6.377      $ 3.952       287,897
                              2009       $ 3.952      $ 6.375       243,589
                              2010       $ 6.375      $ 7.579       219,638
                              2011       $ 7.579      $ 6.128       222,667
                              2012       $ 6.128      $ 6.890       206,632
                              2013       $ 6.890      $ 9.746       164,135
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $ 7.752      $ 9.393       150,964
                              2005       $ 9.393      $12.376       163,988
                              2006       $12.376      $16.705       163,047
                              2007       $16.705      $23.091       132,893
                              2008       $23.091      $ 9.857       126,959
                              2009       $ 9.857      $16.478       138,374
                              2010       $16.478      $19.304       139,088
                              2011       $19.304      $15.539       173,229
                              2012       $15.539      $18.344       159,319
                              2013       $18.344      $17.870       121,893
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 7.374      $ 8.519       238,284
                              2005       $ 8.519      $ 9.313       200,916
                              2006       $ 9.313      $11.471       193,947
                              2007       $11.471      $12.936       148,990
                              2008       $12.936      $ 7.050       137,663
                              2009       $ 7.050      $ 9.196       122,897
                              2010       $ 9.196      $ 9.566       112,893
                              2011       $ 9.566      $ 9.069       107,354
                              2012       $ 9.069      $10.161        94,224
                              2013       $10.161      $11.595        82,657
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.468       311,419

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 6.071      $ 6.439       514,290
                              2005       $ 6.439      $ 7.334       436,679
                              2006       $ 7.334      $ 7.515       320,230
                              2007       $ 7.515      $ 9.015       320,992
                              2008       $ 9.015      $ 4.509       249,014
                              2009       $ 4.509      $ 7.346       209,036
                              2010       $ 7.346      $ 8.884       192,975
                              2011       $ 8.884      $ 8.499       162,482
                              2012       $ 8.499      $ 9.567       151,104
                              2013       $ 9.567      $13.943       119,314
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.205      $12.214       188,752
                              2005       $12.214      $14.134       200,084
                              2006       $14.134      $15.201       170,680
                              2007       $15.201      $18.351       133,847
                              2008       $18.351      $ 9.615       125,651
                              2009       $ 9.615      $14.919       107,554
                              2010       $14.919      $19.430       104,050
                              2011       $19.430      $17.762        96,439
                              2012       $17.762      $19.000        82,771
                              2013       $19.000      $25.711        60,376
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $16.411      $22.031       215,474
                              2005       $22.031      $25.382       189,199
                              2006       $25.382      $34.489       174,366
                              2007       $34.489      $28.147       147,644
                              2008       $28.147      $17.204       105,745
                              2009       $17.204      $21.734        99,050
                              2010       $21.734      $27.800        90,278
                              2011       $27.800      $28.983        66,256
                              2012       $28.983      $33.042        56,228
                              2013       $33.042      $33.188        43,627



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.475      $10.371         4,093
                              2005       $10.371      $10.676        10,969
                              2006       $10.676      $12.292        10,994
                              2007       $12.292      $12.683         2,998
                              2008       $12.683      $ 7.402         3,118
                              2009       $ 7.402      $ 8.767         3,153
                              2010       $ 8.767      $ 9.732         1,250
                              2011       $ 9.732      $10.160           293
                              2012       $10.160      $11.722           288
                              2013       $11.722      $15.527             0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.545      $ 9.631           779
                              2005       $ 9.631      $10.581         7,789
                              2006       $10.581      $10.285         7,789
                              2007       $10.285      $11.402           698
                              2008       $11.402      $ 6.441             0
                              2009       $ 6.441      $ 8.422             0
                              2010       $ 8.422      $ 9.515             0
                              2011       $ 9.515      $ 9.455             0
                              2012       $ 9.455      $10.568             0
                              2013       $10.568      $13.908             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.700      $ 8.210         5,215
                              2005       $ 8.210      $ 9.279             0
                              2006       $ 9.279      $ 9.074             0
                              2007       $ 9.074      $10.144             0
                              2008       $10.144      $ 6.008             0
                              2009       $ 6.008      $ 8.106             0
                              2010       $ 8.106      $ 8.762             0
                              2011       $ 8.762      $ 8.341             0
                              2012       $ 8.341      $ 9.532             0
                              2013       $ 9.532      $12.851             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695          0
                              2005       $10.695      $10.873          0
                              2006       $10.873      $11.703          0
                              2007       $11.703      $11.829          0
                              2008       $11.829      $ 8.920          0
                              2009       $ 8.920      $12.526          0
                              2010       $12.526      $13.962          0
                              2011       $13.962      $14.368          0
                              2012       $14.368      $16.339          0
                              2013       $16.339      $17.339          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240          0
                              2005       $11.240      $11.238          0
                              2006       $11.238      $13.078          0
                              2007       $13.078      $13.352          0
                              2008       $13.352      $ 9.243          0
                              2009       $ 9.243      $12.335          0
                              2010       $12.335      $13.677          0
                              2011       $13.677      $13.782          0
                              2012       $13.782      $15.278          0
                              2013       $15.278      $17.132          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.951          0
                              2005       $10.951      $11.914          0
                              2006       $11.914      $13.881          0
                              2007       $13.881      $14.134          0
                              2008       $14.134      $ 8.748          0
                              2009       $ 8.748      $10.852          0
                              2010       $10.852      $11.875          0
                              2011       $11.875      $11.565          0
                              2012       $11.565      $13.002          0
                              2013       $13.002      $16.412          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519          0
                              2005       $11.519      $12.488          0
                              2006       $12.488      $14.926          0
                              2007       $14.926      $16.958          0
                              2008       $16.958      $ 9.950          0
                              2009       $ 9.950      $13.419          0
                              2010       $13.419      $14.317          0
                              2011       $14.317      $12.591          0
                              2012       $12.591      $14.650          0
                              2013       $14.650      $17.730          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.312      $ 7.702            0
                              2005       $ 7.702      $ 8.181            0
                              2006       $ 8.181      $ 8.282            0
                              2007       $ 8.282      $ 9.532            0
                              2008       $ 9.532      $ 4.785            0
                              2009       $ 4.785      $ 7.820            0
                              2010       $ 7.820      $ 9.224            0
                              2011       $ 9.224      $ 8.517            0
                              2012       $ 8.517      $ 9.532            0
                              2013       $ 9.532      $13.146            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.265      $ 7.634          286
                              2005       $ 7.634      $ 8.087          285
                              2006       $ 8.087      $ 8.168          284
                              2007       $ 8.168      $ 9.375          283
                              2008       $ 9.375      $ 4.695          281
                              2009       $ 4.695      $ 7.653          280
                              2010       $ 7.653      $ 9.005          279
                              2011       $ 9.005      $ 8.296          278
                              2012       $ 8.296      $ 9.258          276
                              2013       $ 9.258      $12.737            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.724      $10.966        9,785
                              2005       $10.966      $12.121        8,388
                              2006       $12.121      $14.399        8,380
                              2007       $14.399      $15.280        1,336
                              2008       $15.280      $ 8.829          761
                              2009       $ 8.829      $12.095          679
                              2010       $12.095      $14.550          171
                              2011       $14.550      $14.452            0
                              2012       $14.452      $16.683            0
                              2013       $16.683      $22.045            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.763      $ 9.196        3,414
                              2005       $ 9.196      $ 9.850            0
                              2006       $ 9.850      $10.305            0
                              2007       $10.305      $11.358            0
                              2008       $11.358      $ 6.428            0
                              2009       $ 6.428      $ 7.659            0
                              2010       $ 7.659      $ 8.705            0
                              2011       $ 8.705      $ 7.890            0
                              2012       $ 7.890      $ 9.062            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.348      $11.958         1,175
                              2005       $11.958      $12.253           663
                              2006       $12.253      $13.994           663
                              2007       $13.994      $13.450           594
                              2008       $13.450      $ 8.497             0
                              2009       $ 8.497      $10.738             0
                              2010       $10.738      $12.226             0
                              2011       $12.226      $11.779             0
                              2012       $11.779      $13.785             0
                              2013       $13.785      $18.403             0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.799           281
                              2007       $10.799      $11.490           280
                              2008       $11.490      $ 7.899           279
                              2009       $ 7.899      $ 9.973           277
                              2010       $ 9.973      $10.753           276
                              2011       $10.753      $10.576           275
                              2012       $10.576      $11.852           274
                              2013       $11.852      $15.076             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.404      $10.014        24,079
                              2005       $10.014      $10.384        10,668
                              2006       $10.384      $11.326        10,668
                              2007       $11.326      $11.580        10,668
                              2008       $11.580      $ 7.241        10,668
                              2009       $ 7.241      $ 8.832        10,668
                              2010       $ 8.832      $ 9.579         9,899
                              2011       $ 9.579      $ 9.421             0
                              2012       $ 9.421      $10.974             0
                              2013       $10.974      $14.123             0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.784             0
                              2012       $12.784      $14.139             0
                              2013       $14.139      $17.377             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.184             0
                              2012       $10.184      $11.366             0
                              2013       $11.366      $13.675             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.780      $12.163            0
                              2005       $12.163      $12.709            0
                              2006       $12.709      $15.210            0
                              2007       $15.210      $15.980            0
                              2008       $15.980      $ 9.265            0
                              2009       $ 9.265      $10.587            0
                              2010       $10.587      $11.657            0
                              2011       $11.657      $12.569            0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.835            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.825      $ 9.516            0
                              2005       $ 9.516      $ 9.545            0
                              2006       $ 9.545      $10.240            0
                              2007       $10.240      $10.470            0
                              2008       $10.470      $ 7.914            0
                              2009       $ 7.914      $11.236            0
                              2010       $11.236      $12.158            0
                              2011       $12.158      $12.164            0
                              2012       $12.164      $14.185            0
                              2013       $14.185      $14.626            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.343      $11.270        2,207
                              2005       $11.270      $11.836        1,733
                              2006       $11.836      $13.275        1,810
                              2007       $13.275      $13.437        1,802
                              2008       $13.437      $ 9.727        1,605
                              2009       $ 9.727      $11.956        1,610
                              2010       $11.956      $13.194          639
                              2011       $13.194      $14.036            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.820            0
                              2005       $10.820      $11.459            0
                              2006       $11.459      $12.545            0
                              2007       $12.545      $13.524            0
                              2008       $13.524      $ 9.513            0
                              2009       $ 9.513      $12.191            0
                              2010       $12.191      $13.690            0
                              2011       $13.690      $12.614            0
                              2012       $12.614      $13.773            0
                              2013       $13.773      $17.461            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.129            0
                              2005       $11.129      $12.169            0
                              2006       $12.169      $12.566            0
                              2007       $12.566      $14.542            0
                              2008       $14.542      $ 7.608            0
                              2009       $ 7.608      $11.708            0
                              2010       $11.708      $14.665            0
                              2011       $14.665      $13.082            0
                              2012       $13.082      $14.371            0
                              2013       $14.371      $19.319            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 9.026      $ 9.797        8,412
                              2005       $ 9.797      $10.069          680
                              2006       $10.069      $11.418          654
                              2007       $11.418      $11.798          631
                              2008       $11.798      $ 7.283          600
                              2009       $ 7.283      $ 9.036          563
                              2010       $ 9.036      $10.189          296
                              2011       $10.189      $10.182            4
                              2012       $10.182      $11.575            0
                              2013       $11.575      $14.985            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.253      $ 8.586          306
                              2005       $ 8.586      $ 9.663          280
                              2006       $ 9.663      $11.415          293
                              2007       $11.415      $13.484          262
                              2008       $13.484      $ 8.831          289
                              2009       $ 8.831      $10.328          276
                              2010       $10.328      $10.849          295
                              2011       $10.849      $12.367            0
                              2012       $12.367      $14.414            0
                              2013       $14.414      $16.674            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.634      $ 9.557            0
                              2005       $ 9.557      $11.543            0
                              2006       $11.543      $12.229            0
                              2007       $12.229      $14.366            0
                              2008       $14.366      $ 7.210            0
                              2009       $ 7.210      $11.996            0
                              2010       $11.996      $14.844            0
                              2011       $14.844      $13.499            0
                              2012       $13.499      $14.827            0
                              2013       $14.827      $15.733            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.348      $10.347            0
                              2005       $10.347      $11.035        1,421
                              2006       $11.035      $14.105        1,421
                              2007       $14.105      $16.010            0
                              2008       $16.010      $ 9.005            0
                              2009       $ 9.005      $11.291            0
                              2010       $11.291      $11.885            0
                              2011       $11.885      $10.544            0
                              2012       $10.544      $12.261            0
                              2013       $12.261      $15.349            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.988      $ 9.932          776
                              2005       $ 9.932      $10.404          775
                              2006       $10.404      $12.118          775
                              2007       $12.118      $13.914          696
                              2008       $13.914      $ 7.674            0
                              2009       $ 7.674      $ 7.330            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.485      $11.876        2,428
                              2005       $11.876      $12.048        2,240
                              2006       $12.048      $12.490        2,266
                              2007       $12.490      $12.995          270
                              2008       $12.995      $11.623          226
                              2009       $11.623      $13.989          206
                              2010       $13.989      $15.008          207
                              2011       $15.008      $15.466            0
                              2012       $15.466      $17.324            0
                              2013       $17.324      $17.188            0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.540      $10.494        4,247
                              2005       $10.494      $10.484            0
                              2006       $10.484      $10.734            0
                              2007       $10.734      $10.858            0
                              2008       $10.858      $ 9.060            0
                              2009       $ 9.060      $ 9.411            0
                              2010       $ 9.411      $ 9.468            0
                              2011       $ 9.468      $ 9.546            0
                              2012       $ 9.546      $ 9.681            0
                              2013       $ 9.681      $ 9.536            0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.885      $ 9.788            0
                              2005       $ 9.788      $ 9.877            0
                              2006       $ 9.877      $10.144            0
                              2007       $10.144      $10.448            0
                              2008       $10.448      $10.507            0
                              2009       $10.507      $10.342            0
                              2010       $10.342      $10.179            0
                              2011       $10.179      $10.019            0
                              2012       $10.019      $ 9.860            0
                              2013       $ 9.860      $ 9.705            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.596      $ 9.378           0
                              2005       $ 9.378      $10.881           0
                              2006       $10.881      $11.129           0
                              2007       $11.129      $13.058           0
                              2008       $13.058      $ 6.715           0
                              2009       $ 6.715      $11.290           0
                              2010       $11.290      $14.158           0
                              2011       $14.158      $12.963           0
                              2012       $12.963      $14.300           0
                              2013       $14.300      $21.162           0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.448      $11.322         227
                              2005       $11.322      $12.042         235
                              2006       $12.042      $13.599         235
                              2007       $13.599      $14.502         233
                              2008       $14.502      $10.818         226
                              2009       $10.818      $12.716         230
                              2010       $12.716      $13.327         241
                              2011       $13.327      $12.050           0
                              2012       $12.050      $12.650           0
                              2013       $12.650      $13.465           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.449      $10.333         780
                              2005       $10.333      $10.701           0
                              2006       $10.701      $12.207           0
                              2007       $12.207      $11.287           0
                              2008       $11.287      $ 6.809           0
                              2009       $ 6.809      $ 8.699           0
                              2010       $ 8.699      $ 9.792           0
                              2011       $ 9.792      $ 9.189           0
                              2012       $ 9.189      $10.774           0
                              2013       $10.774      $14.386           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.407      $10.757         522
                              2005       $10.757      $11.878         502
                              2006       $11.878      $14.931         468
                              2007       $14.931      $15.922         448
                              2008       $15.922      $ 8.782         487
                              2009       $ 8.782      $10.772         509
                              2010       $10.772      $11.664         145
                              2011       $11.664      $ 9.535           0
                              2012       $ 9.535      $11.440           0
                              2013       $11.440      $14.418           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.744      $13.346           622
                              2005       $13.346      $14.058           622
                              2006       $14.058      $16.229           622
                              2007       $16.229      $13.938           558
                              2008       $13.938      $ 8.318             0
                              2009       $ 8.318      $10.767             0
                              2010       $10.767      $13.349             0
                              2011       $13.349      $12.517             0
                              2012       $12.517      $14.471             0
                              2013       $14.471      $19.883             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.102      $ 8.375        18,725
                              2005       $ 8.375      $ 8.712        18,183
                              2006       $ 8.712      $ 9.040        18,183
                              2007       $ 9.040      $ 9.387        18,183
                              2008       $ 9.387      $ 5.817        18,183
                              2009       $ 5.817      $ 9.382        18,183
                              2010       $ 9.382      $11.154        16,872
                              2011       $11.154      $ 9.018             0
                              2012       $ 9.018      $10.137             0
                              2013       $10.137      $14.338             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.898      $15.628             0
                              2005       $15.628      $20.587           817
                              2006       $20.587      $27.787           817
                              2007       $27.787      $38.405             0
                              2008       $38.405      $16.393             0
                              2009       $16.393      $27.401             0
                              2010       $27.401      $32.097             0
                              2011       $32.097      $25.833             0
                              2012       $25.833      $30.495             0
                              2013       $30.495      $29.703             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.340      $10.790             0
                              2005       $10.790      $11.795             0
                              2006       $11.795      $14.526             0
                              2007       $14.526      $16.380             0
                              2008       $16.380      $ 8.926             0
                              2009       $ 8.926      $11.642             0
                              2010       $11.642      $12.108             0
                              2011       $12.108      $11.478             0
                              2012       $11.478      $12.859             0
                              2013       $12.859      $14.673             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.679           0
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.409      $ 8.919           0
                              2005       $ 8.919      $10.157           0
                              2006       $10.157      $10.406           0
                              2007       $10.406      $12.484           0
                              2008       $12.484      $ 6.242           0
                              2009       $ 6.242      $10.171           0
                              2010       $10.171      $12.298           0
                              2011       $12.298      $11.764           0
                              2012       $11.764      $13.241           0
                              2013       $13.241      $19.296           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.204      $12.210           0
                              2005       $12.210      $14.128           0
                              2006       $14.128      $15.194           0
                              2007       $15.194      $18.341           0
                              2008       $18.341      $ 9.608           0
                              2009       $ 9.608      $14.908           0
                              2010       $14.908      $19.413           0
                              2011       $19.413      $17.745           0
                              2012       $17.745      $18.980           0
                              2013       $18.980      $25.681           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.554      $18.193         456
                              2005       $18.193      $20.959         423
                              2006       $20.959      $28.475         361
                              2007       $28.475      $23.237         426
                              2008       $23.237      $14.201         440
                              2009       $14.201      $17.939         479
                              2010       $17.939      $22.944         220
                              2011       $22.944      $23.917           0
                              2012       $23.917      $27.264           0
                              2013       $27.264      $27.382           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.53



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.468      $10.360        10,232
                              2005       $10.360      $10.661        10,582
                              2006       $10.661      $12.271         7,554
                              2007       $12.271      $12.658         5,845
                              2008       $12.658      $ 7.386         4,300
                              2009       $ 7.386      $ 8.745         4,293
                              2010       $ 8.745      $ 9.705         3,725
                              2011       $ 9.705      $10.128         3,722
                              2012       $10.128      $11.682         1,958
                              2013       $11.682      $15.468         1,957
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.538      $ 9.621         2,573
                              2005       $ 9.621      $10.567         2,340
                              2006       $10.567      $10.268         1,961
                              2007       $10.268      $11.380         2,709
                              2008       $11.380      $ 6.426         2,224
                              2009       $ 6.426      $ 8.401         2,670
                              2010       $ 8.401      $ 9.488         2,670
                              2011       $ 9.488      $ 9.425         1,307
                              2012       $ 9.425      $10.532           801
                              2013       $10.532      $13.856           801
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.694      $ 8.201         8,871
                              2005       $ 8.201      $ 9.266         8,866
                              2006       $ 9.266      $ 9.059         8,861
                              2007       $ 9.059      $10.125         7,202
                              2008       $10.125      $ 5.994         7,198
                              2009       $ 5.994      $ 8.086         5,932
                              2010       $ 8.086      $ 8.737         5,930
                              2011       $ 8.737      $ 8.315         5,928
                              2012       $ 8.315      $ 9.499         5,926
                              2013       $ 9.499      $12.803         5,924

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.693            0
                              2005       $10.693      $10.868          398
                              2006       $10.868      $11.694          397
                              2007       $11.694      $11.817            0
                              2008       $11.817      $ 8.908            0
                              2009       $ 8.908      $12.506            0
                              2010       $12.506      $13.935            0
                              2011       $13.935      $14.335            0
                              2012       $14.335      $16.298            0
                              2013       $16.298      $17.289            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.237          675
                              2005       $11.237      $11.234          674
                              2006       $11.234      $13.069          811
                              2007       $13.069      $13.340        1,704
                              2008       $13.340      $ 9.232        1,218
                              2009       $ 9.232      $12.316          544
                              2010       $12.316      $13.652          544
                              2011       $13.652      $13.752          543
                              2012       $13.752      $15.241          408
                              2013       $15.241      $17.085          408
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.949            0
                              2005       $10.949      $11.908            0
                              2006       $11.908      $13.870            0
                              2007       $13.870      $14.119          203
                              2008       $14.119      $ 8.736          829
                              2009       $ 8.736      $10.833          295
                              2010       $10.833      $11.851          295
                              2011       $11.851      $11.539          295
                              2012       $11.539      $12.969          713
                              2013       $12.969      $16.365          713
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.516          647
                              2005       $11.516      $12.482        3,327
                              2006       $12.482      $14.915        3,117
                              2007       $14.915      $16.940        3,063
                              2008       $16.940      $ 9.937        2,340
                              2009       $ 9.937      $13.397        1,631
                              2010       $13.397      $14.289        1,634
                              2011       $14.289      $12.563          467
                              2012       $12.563      $14.613          407
                              2013       $14.613      $17.679          407

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.306      $ 7.694         6,406
                              2005       $ 7.694      $ 8.170         4,897
                              2006       $ 8.170      $ 8.268         4,907
                              2007       $ 8.268      $ 9.513           188
                              2008       $ 9.513      $ 4.774           199
                              2009       $ 4.774      $ 7.800             0
                              2010       $ 7.800      $ 9.197             0
                              2011       $ 9.197      $ 8.490             0
                              2012       $ 8.490      $ 9.499           105
                              2013       $ 9.499      $13.097           105
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.259      $ 7.626         6,065
                              2005       $ 7.626      $ 8.076         6,906
                              2006       $ 8.076      $ 8.154         5,717
                              2007       $ 8.154      $ 9.357         3,284
                              2008       $ 9.357      $ 4.684         1,494
                              2009       $ 4.684      $ 7.634         1,493
                              2010       $ 7.634      $ 8.980         1,042
                              2011       $ 8.980      $ 8.270         1,042
                              2012       $ 8.270      $ 9.226           133
                              2013       $ 9.226      $12.689           132
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.717      $10.955        16,589
                              2005       $10.955      $12.105        16,370
                              2006       $12.105      $14.375        11,918
                              2007       $14.375      $15.250        10,719
                              2008       $15.250      $ 8.809         8,814
                              2009       $ 8.809      $12.064         8,773
                              2010       $12.064      $14.509         8,368
                              2011       $14.509      $14.406         4,748
                              2012       $14.406      $16.626         4,406
                              2013       $16.626      $21.962         2,649
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.757      $ 9.186           265
                              2005       $ 9.186      $ 9.836           268
                              2006       $ 9.836      $10.287           820
                              2007       $10.287      $11.336           822
                              2008       $11.336      $ 6.413           829
                              2009       $ 6.413      $ 7.640           666
                              2010       $ 7.640      $ 8.681           665
                              2011       $ 8.681      $ 7.865           664
                              2012       $ 7.865      $ 9.032             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.343      $11.949         3,282
                              2005       $11.949      $12.239         6,017
                              2006       $12.239      $13.974         4,622
                              2007       $13.974      $13.427         4,643
                              2008       $13.427      $ 8.480         3,112
                              2009       $ 8.480      $10.713         1,789
                              2010       $10.713      $12.194         1,785
                              2011       $12.194      $11.745           698
                              2012       $11.745      $13.741           695
                              2013       $13.741      $18.339           692
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.797         3,800
                              2007       $10.797      $11.484         1,448
                              2008       $11.484      $ 7.893         1,115
                              2009       $ 7.893      $ 9.962           984
                              2010       $ 9.962      $10.738           982
                              2011       $10.738      $10.558           980
                              2012       $10.558      $11.829           202
                              2013       $11.829      $15.041           201
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.397      $10.004        17,779
                              2005       $10.004      $10.369        15,055
                              2006       $10.369      $11.307        11,790
                              2007       $11.307      $11.557        10,083
                              2008       $11.557      $ 7.225        10,079
                              2009       $ 7.225      $ 8.809         8,868
                              2010       $ 8.809      $ 9.551         8,865
                              2011       $ 9.551      $ 9.391         7,332
                              2012       $ 9.391      $10.936         7,331
                              2013       $10.936      $14.069         7,329
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.743             0
                              2012       $12.743      $14.090             0
                              2013       $14.090      $17.312             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.152         1,322
                              2012       $10.152      $11.327         1,322
                              2013       $11.327      $13.624         1,322

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.771      $12.150        6,320
                              2005       $12.150      $12.692        2,673
                              2006       $12.692      $15.185        2,673
                              2007       $15.185      $15.949        1,322
                              2008       $15.949      $ 9.244        1,322
                              2009       $ 9.244      $10.560        1,322
                              2010       $10.560      $11.624        1,322
                              2011       $11.624      $12.532            0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.779            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.818      $ 9.506          771
                              2005       $ 9.506      $ 9.532          853
                              2006       $ 9.532      $10.223          416
                              2007       $10.223      $10.450            0
                              2008       $10.450      $ 7.896            0
                              2009       $ 7.896      $11.207            0
                              2010       $11.207      $12.124            0
                              2011       $12.124      $12.125            0
                              2012       $12.125      $14.136            0
                              2013       $14.136      $14.574            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.335      $11.258        5,914
                              2005       $11.258      $11.820        4,609
                              2006       $11.820      $13.253        4,109
                              2007       $13.253      $13.411        3,824
                              2008       $13.411      $ 9.705        3,821
                              2009       $ 9.705      $11.925        1,655
                              2010       $11.925      $13.157        1,412
                              2011       $13.157      $13.994            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.818            0
                              2005       $10.818      $11.453            0
                              2006       $11.453      $12.535            0
                              2007       $12.535      $13.509          326
                              2008       $13.509      $ 9.500          326
                              2009       $ 9.500      $12.170            0
                              2010       $12.170      $13.663            0
                              2011       $13.663      $12.585            0
                              2012       $12.585      $13.737            0
                              2013       $13.737      $17.410            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.127             0
                              2005       $11.127      $12.163             0
                              2006       $12.163      $12.556             0
                              2007       $12.556      $14.526             0
                              2008       $14.526      $ 7.597             0
                              2009       $ 7.597      $11.688             0
                              2010       $11.688      $14.636             0
                              2011       $14.636      $13.052             0
                              2012       $13.052      $14.333             0
                              2013       $14.333      $19.263             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 9.019      $ 9.787        22,150
                              2005       $ 9.787      $10.056        21,877
                              2006       $10.056      $11.399        20,830
                              2007       $11.399      $11.775         8,181
                              2008       $11.775      $ 7.267         7,450
                              2009       $ 7.267      $ 9.013         7,036
                              2010       $ 9.013      $10.160         7,036
                              2011       $10.160      $10.150         1,907
                              2012       $10.150      $11.534         1,907
                              2013       $11.534      $14.929             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.248      $ 8.577         2,201
                              2005       $ 8.577      $ 9.650             0
                              2006       $ 9.650      $11.396             0
                              2007       $11.396      $13.457             0
                              2008       $13.457      $ 8.811             0
                              2009       $ 8.811      $10.301             0
                              2010       $10.301      $10.818             0
                              2011       $10.818      $12.327             0
                              2012       $12.327      $14.364             0
                              2013       $14.364      $16.611             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.628      $ 9.547         2,485
                              2005       $ 9.547      $11.528         2,428
                              2006       $11.528      $12.208         1,921
                              2007       $12.208      $14.338         1,916
                              2008       $14.338      $ 7.194           775
                              2009       $ 7.194      $11.965           119
                              2010       $11.965      $14.801           119
                              2011       $14.801      $13.456           109
                              2012       $13.456      $14.776             0
                              2013       $14.776      $15.677             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.341      $10.336         6,227
                              2005       $10.336      $11.020         5,946
                              2006       $11.020      $14.081         5,945
                              2007       $14.081      $15.978         4,434
                              2008       $15.978      $ 8.985         2,291
                              2009       $ 8.985      $11.262         1,595
                              2010       $11.262      $11.851         1,595
                              2011       $11.851      $10.511             0
                              2012       $10.511      $12.219             0
                              2013       $12.219      $15.292             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.981      $ 9.921             0
                              2005       $ 9.921      $10.390             0
                              2006       $10.390      $12.098             0
                              2007       $12.098      $13.887             0
                              2008       $13.887      $ 7.656             0
                              2009       $ 7.656      $ 7.313             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.476      $11.863        14,303
                              2005       $11.863      $12.031         5,125
                              2006       $12.031      $12.469         2,050
                              2007       $12.469      $12.969         2,050
                              2008       $12.969      $11.597         1,234
                              2009       $11.597      $13.953           774
                              2010       $13.953      $14.965           774
                              2011       $14.965      $15.417           774
                              2012       $15.417      $17.264             0
                              2013       $17.264      $17.123             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.532      $10.483         3,679
                              2005       $10.483      $10.470         2,472
                              2006       $10.470      $10.716         2,712
                              2007       $10.716      $10.837         2,711
                              2008       $10.837      $ 9.039         1,281
                              2009       $ 9.039      $ 9.387           472
                              2010       $ 9.387      $ 9.441           471
                              2011       $ 9.441      $ 9.516           470
                              2012       $ 9.516      $ 9.647           229
                              2013       $ 9.647      $ 9.500           228
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.877      $ 9.777         3,661
                              2005       $ 9.777      $ 9.863         3,235
                              2006       $ 9.863      $10.127         2,294
                              2007       $10.127      $10.427         1,854
                              2008       $10.427      $10.484         1,172
                              2009       $10.484      $10.316           786
                              2010       $10.316      $10.150           551
                              2011       $10.150      $ 9.987           549
                              2012       $ 9.987      $ 9.826           112
                              2013       $ 9.826      $ 9.668           112

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.589      $ 9.368        14,703
                              2005       $ 9.368      $10.867        11,688
                              2006       $10.867      $11.110        11,689
                              2007       $11.110      $13.032         7,127
                              2008       $13.032      $ 6.699         5,877
                              2009       $ 6.699      $11.261         5,156
                              2010       $11.261      $14.118         5,154
                              2011       $14.118      $12.923         5,143
                              2012       $12.923      $14.251         5,029
                              2013       $14.251      $21.083         5,029
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.440      $11.310         9,930
                              2005       $11.310      $12.025         9,603
                              2006       $12.025      $13.576         5,447
                              2007       $13.576      $14.474         2,544
                              2008       $14.474      $10.794         1,499
                              2009       $10.794      $12.683           843
                              2010       $12.683      $13.289           843
                              2011       $13.289      $12.012           843
                              2012       $12.012      $12.606           843
                              2013       $12.606      $13.417             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.442      $10.322         4,137
                              2005       $10.322      $10.686         4,005
                              2006       $10.686      $12.187         3,500
                              2007       $12.187      $11.265           197
                              2008       $11.265      $ 6.794           196
                              2009       $ 6.794      $ 8.677           163
                              2010       $ 8.677      $ 9.764           162
                              2011       $ 9.764      $ 9.160           162
                              2012       $ 9.160      $10.736           161
                              2013       $10.736      $14.332           161
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.400      $10.746         1,804
                              2005       $10.746      $11.862         1,803
                              2006       $11.862      $14.906         1,978
                              2007       $14.906      $15.891           947
                              2008       $15.891      $ 8.762           946
                              2009       $ 8.762      $10.744           944
                              2010       $10.744      $11.630           601
                              2011       $11.630      $ 9.505           601
                              2012       $ 9.505      $11.400             0
                              2013       $11.400      $14.364             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.739      $13.335        3,821
                              2005       $13.335      $14.043        2,635
                              2006       $14.043      $16.206        2,525
                              2007       $16.206      $13.915        2,915
                              2008       $13.915      $ 8.301        2,740
                              2009       $ 8.301      $10.742        2,739
                              2010       $10.742      $13.314        2,738
                              2011       $13.314      $12.480        1,670
                              2012       $12.480      $14.425        1,484
                              2013       $14.425      $19.813          858
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.096      $ 8.366        3,652
                              2005       $ 8.366      $ 8.700        1,038
                              2006       $ 8.700      $ 9.025            0
                              2007       $ 9.025      $ 9.368            0
                              2008       $ 9.368      $ 5.804            0
                              2009       $ 5.804      $ 9.358          152
                              2010       $ 9.358      $11.122          155
                              2011       $11.122      $ 8.989          176
                              2012       $ 8.989      $10.102            0
                              2013       $10.102      $14.284            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.888      $15.611        1,217
                              2005       $15.611      $20.559        1,216
                              2006       $20.559      $27.741        1,216
                              2007       $27.741      $38.329        1,431
                              2008       $38.329      $16.356        1,380
                              2009       $16.356      $27.331        1,319
                              2010       $27.331      $32.005        1,317
                              2011       $32.005      $25.752        1,321
                              2012       $25.752      $30.389        1,292
                              2013       $30.389      $29.591        1,683
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.333      $10.779          621
                              2005       $10.779      $11.779          621
                              2006       $11.779      $14.502          621
                              2007       $14.502      $16.348          621
                              2008       $16.348      $ 8.906          621
                              2009       $ 8.906      $11.612          621
                              2010       $11.612      $12.074          621
                              2011       $12.074      $11.442          621
                              2012       $11.442      $12.815          621
                              2013       $12.815      $14.618          621

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.624          843
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.403      $ 8.910        6,321
                              2005       $ 8.910      $10.143        6,321
                              2006       $10.143      $10.389        6,321
                              2007       $10.389      $12.459        1,167
                              2008       $12.459      $ 6.228          838
                              2009       $ 6.228      $10.145          838
                              2010       $10.145      $12.262          838
                              2011       $12.262      $11.727          838
                              2012       $11.727      $13.196            0
                              2013       $13.196      $19.223            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.199      $12.201        3,257
                              2005       $12.201      $14.113        3,256
                              2006       $14.113      $15.173        3,096
                              2007       $15.173      $18.310        3,633
                              2008       $18.310      $ 9.589        2,569
                              2009       $ 9.589      $14.874        2,043
                              2010       $14.874      $19.362        2,040
                              2011       $19.362      $17.693        2,037
                              2012       $17.693      $18.919        1,726
                              2013       $18.919      $25.591        1,726
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.543      $18.174        1,670
                              2005       $18.174      $20.930          754
                              2006       $20.930      $28.428          475
                              2007       $28.428      $23.191          475
                              2008       $23.191      $14.169          217
                              2009       $14.169      $17.893          217
                              2010       $17.893      $22.878          217
                              2011       $22.878      $23.842          217
                              2012       $23.842      $27.170          217
                              2013       $27.170      $27.279          217



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                 WITH THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $10.013      $10.955       739,834
                              2005       $10.955      $11.271       615,391
                              2006       $11.271      $12.970       515,021
                              2007       $12.970      $13.377       389,121
                              2008       $13.377      $ 7.803       273,022
                              2009       $ 7.803      $ 9.237       232,002
                              2010       $ 9.237      $10.249       204,482
                              2011       $10.249      $10.694       167,488
                              2012       $10.694      $12.332       142,066
                              2013       $12.332      $16.327       108,698
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.607      $ 6.317       203,083
                              2005       $ 6.317      $ 6.937       267,679
                              2006       $ 6.937      $ 6.739       255,228
                              2007       $ 6.739      $ 7.467       181,201
                              2008       $ 7.467      $ 4.216       116,269
                              2009       $ 4.216      $ 5.510       114,740
                              2010       $ 5.510      $ 6.222       117,675
                              2011       $ 6.222      $ 6.180        97,950
                              2012       $ 6.180      $ 6.904        91,286
                              2013       $ 6.904      $ 9.081        78,767
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.341      $ 5.692       285,393
                              2005       $ 5.692      $ 6.431       292,691
                              2006       $ 6.431      $ 6.285       271,897
                              2007       $ 6.285      $ 7.023       230,260
                              2008       $ 7.023      $ 4.157       136,510
                              2009       $ 4.157      $ 5.607       131,859
                              2010       $ 5.607      $ 6.057       114,281
                              2011       $ 6.057      $ 5.763       104,594
                              2012       $ 5.763      $ 6.583        94,428
                              2013       $ 6.583      $ 8.871        63,123

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.691         1,404
                              2005       $10.691      $10.865        12,312
                              2006       $10.865      $11.688        13,737
                              2007       $11.688      $11.808        18,521
                              2008       $11.808      $ 8.899        11,928
                              2009       $ 8.899      $12.491        25,170
                              2010       $12.491      $13.916        29,715
                              2011       $13.916      $14.313        20,188
                              2012       $14.313      $16.269        16,697
                              2013       $16.269      $17.256        15,361
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.236        26,473
                              2005       $11.236      $11.229        82,649
                              2006       $11.229      $13.061       159,527
                              2007       $13.061      $13.329       194,756
                              2008       $13.329      $ 9.222       117,050
                              2009       $ 9.222      $12.301       132,809
                              2010       $12.301      $13.633        99,628
                              2011       $13.633      $13.730        82,878
                              2012       $13.730      $15.213        71,121
                              2013       $15.213      $17.051        61,259
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.947        16,625
                              2005       $10.947      $11.905        44,544
                              2006       $11.905      $13.863        93,180
                              2007       $13.863      $14.109       105,800
                              2008       $14.109      $ 8.728        80,914
                              2009       $ 8.728      $10.822        86,092
                              2010       $10.822      $11.836        79,500
                              2011       $11.836      $11.522        67,779
                              2012       $11.522      $12.947        53,038
                              2013       $12.947      $16.334        38,436
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.515        23,770
                              2005       $11.515      $12.478       128,442
                              2006       $12.478      $14.906       135,316
                              2007       $14.906      $16.927       133,388
                              2008       $16.927      $ 9.927        82,851
                              2009       $ 9.927      $13.382        90,947
                              2010       $13.382      $14.269        80,136
                              2011       $14.269      $12.543        68,531
                              2012       $12.543      $14.587        57,280
                              2013       $14.587      $17.645        52,803

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 4.548      $ 4.789       219,439
                              2005       $ 4.789      $ 5.084       213,137
                              2006       $ 5.084      $ 5.144       181,432
                              2007       $ 5.144      $ 5.918       149,537
                              2008       $ 5.918      $ 2.969       123,611
                              2009       $ 2.969      $ 4.850       120,068
                              2010       $ 4.850      $ 5.718       117,663
                              2011       $ 5.718      $ 5.277       104,536
                              2012       $ 5.277      $ 5.903       192,256
                              2013       $ 5.903      $ 8.137       166,717
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 6.697      $ 7.034       502,029
                              2005       $ 7.034      $ 7.447       440,100
                              2006       $ 7.447      $ 7.518       383,772
                              2007       $ 7.518      $ 8.625       296,644
                              2008       $ 8.625      $ 4.317       227,634
                              2009       $ 4.317      $ 7.034       187,725
                              2010       $ 7.034      $ 8.272       177,060
                              2011       $ 8.272      $ 7.617       142,346
                              2012       $ 7.617      $ 8.496       111,289
                              2013       $ 8.496      $11.683        85,773
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.588      $10.807       623,287
                              2005       $10.807      $11.940       568,527
                              2006       $11.940      $14.176       510,550
                              2007       $14.176      $15.036       411,673
                              2008       $15.036      $ 8.683       288,797
                              2009       $ 8.683      $11.890       249,899
                              2010       $11.890      $14.297       201,705
                              2011       $14.297      $14.193       145,696
                              2012       $14.193      $16.376       119,104
                              2013       $16.376      $21.628        94,481
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 5.916      $ 6.204       268,632
                              2005       $ 6.204      $ 6.642       254,069
                              2006       $ 6.642      $ 6.946       343,531
                              2007       $ 6.946      $ 7.652       289,925
                              2008       $ 7.652      $ 4.328       228,244
                              2009       $ 4.328      $ 5.155       215,170
                              2010       $ 5.155      $ 5.856       180,917
                              2011       $ 5.856      $ 5.305       141,266
                              2012       $ 5.305      $ 6.092             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.339      $11.942       825,722
                              2005       $11.942      $12.230       791,506
                              2006       $12.230      $13.961       748,965
                              2007       $13.961      $13.412       618,232
                              2008       $13.412      $ 8.469       470,835
                              2009       $ 8.469      $10.697       421,550
                              2010       $10.697      $12.173       367,344
                              2011       $12.173      $11.722       278,456
                              2012       $11.722      $13.712       235,063
                              2013       $13.712      $18.296       191,354
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.796       166,825
                              2007       $10.796      $11.480       126,289
                              2008       $11.480      $ 7.888        95,547
                              2009       $ 7.888      $ 9.955        85,334
                              2010       $ 9.955      $10.728        76,285
                              2011       $10.728      $10.546        58,718
                              2012       $10.546      $11.813        51,782
                              2013       $11.813      $15.018        40,047
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $10.009      $10.653       472,460
                              2005       $10.653      $11.040       443,270
                              2006       $11.040      $12.036       392,454
                              2007       $12.036      $12.300       257,467
                              2008       $12.300      $ 7.688       199,318
                              2009       $ 7.688      $ 9.372       176,333
                              2010       $ 9.372      $10.159       160,374
                              2011       $10.159      $ 9.987       124,511
                              2012       $ 9.987      $11.627        99,236
                              2013       $11.627      $14.956        85,384
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.284        45,944
                              2012       $13.284      $14.685        38,000
                              2013       $14.685      $18.039        29,072
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.543        96,616
                              2012       $ 9.543      $10.646        75,170
                              2013       $10.646      $12.801        67,798

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.141      $11.437       346,948
                              2005       $11.437      $11.945       334,877
                              2006       $11.945      $14.288       298,429
                              2007       $14.288      $15.004       239,980
                              2008       $15.004      $ 8.694       163,772
                              2009       $ 8.694      $ 9.930       148,577
                              2010       $ 9.930      $10.929       136,782
                              2011       $10.929      $11.781             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.608        16,712
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 5.146      $ 5.546       364,784
                              2005       $ 5.546      $ 5.561       299,040
                              2006       $ 5.561      $ 5.963       249,981
                              2007       $ 5.963      $ 6.093       130,688
                              2008       $ 6.093      $ 4.603        83,936
                              2009       $ 4.603      $ 6.533        67,095
                              2010       $ 6.533      $ 7.065        64,408
                              2011       $ 7.065      $ 7.065        34,051
                              2012       $ 7.065      $ 8.235        27,947
                              2013       $ 8.235      $ 8.489             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.791      $11.752       143,673
                              2005       $11.752      $12.336       153,296
                              2006       $12.336      $13.829       145,993
                              2007       $13.829      $13.991        95,324
                              2008       $13.991      $10.123        71,532
                              2009       $10.123      $12.436        61,919
                              2010       $12.436      $13.718        60,826
                              2011       $13.718      $14.590             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.816         7,239
                              2005       $10.816      $11.450        13,811
                              2006       $11.450      $12.529         9,556
                              2007       $12.529      $13.500        10,547
                              2008       $13.500      $ 9.492        10,297
                              2009       $ 9.492      $12.157        13,868
                              2010       $12.157      $13.646        14,177
                              2011       $13.646      $12.567         9,131
                              2012       $12.567      $13.715         6,997
                              2013       $13.715      $17.378         8,405

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.125        43,737
                              2005       $11.125      $12.161        36,429
                              2006       $12.161      $12.551        32,990
                              2007       $12.551      $14.517        32,298
                              2008       $14.517      $ 7.591        18,618
                              2009       $ 7.591      $11.677        16,473
                              2010       $11.677      $14.619        15,429
                              2011       $14.619      $13.034        12,360
                              2012       $13.034      $14.310         6,877
                              2013       $14.310      $19.229         3,291
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 7.342      $ 7.965       813,625
                              2005       $ 7.965      $ 8.183       709,396
                              2006       $ 8.183      $ 9.274       595,062
                              2007       $ 9.274      $ 9.578       492,564
                              2008       $ 9.578      $ 5.910       398,371
                              2009       $ 5.910      $ 7.328       362,741
                              2010       $ 7.328      $ 8.260       311,330
                              2011       $ 8.260      $ 8.249       224,517
                              2012       $ 8.249      $ 9.373       190,029
                              2013       $ 9.373      $12.129       156,293
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 6.420      $ 7.595       177,833
                              2005       $ 7.595      $ 8.544       171,227
                              2006       $ 8.544      $10.087       168,602
                              2007       $10.087      $11.910        94,389
                              2008       $11.910      $ 7.796        88,307
                              2009       $ 7.796      $ 9.113        69,594
                              2010       $ 9.113      $ 9.569        52,219
                              2011       $ 9.569      $10.901        36,664
                              2012       $10.901      $12.700        31,376
                              2013       $12.700      $14.684        28,575
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 6.369      $ 7.046       262,263
                              2005       $ 7.046      $ 8.507       245,674
                              2006       $ 8.507      $ 9.007       264,786
                              2007       $ 9.007      $10.576       186,783
                              2008       $10.576      $ 5.305       125,350
                              2009       $ 5.305      $ 8.823       121,572
                              2010       $ 8.823      $10.911       109,460
                              2011       $10.911      $ 9.918        81,766
                              2012       $ 9.918      $10.888        68,070
                              2013       $10.888      $11.551             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 7.238      $ 8.008       282,437
                              2005       $ 8.008      $ 8.535       252,518
                              2006       $ 8.535      $10.904       237,294
                              2007       $10.904      $12.371       178,454
                              2008       $12.371      $ 6.955       125,491
                              2009       $ 6.955      $ 8.716       113,090
                              2010       $ 8.716      $ 9.170        88,090
                              2011       $ 9.170      $ 8.132        69,940
                              2012       $ 8.132      $ 9.451        53,876
                              2013       $ 9.451      $11.825        44,042
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 6.318      $ 6.978        82,030
                              2005       $ 6.978      $ 7.306        78,841
                              2006       $ 7.306      $ 8.506        70,261
                              2007       $ 8.506      $ 9.762        55,684
                              2008       $ 9.762      $ 5.381        42,999
                              2009       $ 5.381      $ 5.139             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $12.702      $13.128       459,141
                              2005       $13.128      $13.311       435,508
                              2006       $13.311      $13.792       375,191
                              2007       $13.792      $14.343       285,228
                              2008       $14.343      $12.823       196,894
                              2009       $12.823      $15.425       180,131
                              2010       $15.425      $16.540       146,958
                              2011       $16.540      $17.037       110,890
                              2012       $17.037      $19.074        89,254
                              2013       $19.074      $18.914        69,253
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $11.034      $10.981       590,495
                              2005       $10.981      $10.965       516,195
                              2006       $10.965      $11.220       403,667
                              2007       $11.220      $11.344       313,788
                              2008       $11.344      $ 9.461       214,884
                              2009       $ 9.461      $ 9.823       193,256
                              2010       $ 9.823      $ 9.877       159,626
                              2011       $ 9.877      $ 9.954       135,464
                              2012       $ 9.954      $10.089       106,305
                              2013       $10.089      $ 9.933        78,548
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $10.256      $10.151       297,482
                              2005       $10.151      $10.238       258,659
                              2006       $10.238      $10.509       397,866
                              2007       $10.509      $10.819       408,864
                              2008       $10.819      $10.875       353,062
                              2009       $10.875      $10.699       220,596
                              2010       $10.699      $10.525       209,734
                              2011       $10.525      $10.354       116,554
                              2012       $10.354      $10.185       113,083
                              2013       $10.185      $10.020        94,680

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 6.355      $ 6.930       624,822
                              2005       $ 6.930      $ 8.037       544,766
                              2006       $ 8.037      $ 8.215       491,332
                              2007       $ 8.215      $ 9.634       366,332
                              2008       $ 9.634      $ 4.952       294,237
                              2009       $ 4.952      $ 8.322       282,967
                              2010       $ 8.322      $10.431       237,588
                              2011       $10.431      $ 9.546       184,132
                              2012       $ 9.546      $10.524       138,900
                              2013       $10.524      $15.567       181,376
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $ 9.556      $10.351       434,654
                              2005       $10.351      $11.003       384,516
                              2006       $11.003      $12.420       369,964
                              2007       $12.420      $13.238       272,252
                              2008       $13.238      $ 9.870       195,211
                              2009       $ 9.870      $11.596       194,709
                              2010       $11.596      $12.147       165,097
                              2011       $12.147      $10.977       130,028
                              2012       $10.977      $11.518       107,192
                              2013       $11.518      $12.259             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.694      $10.595       132,544
                              2005       $10.595      $10.967       122,068
                              2006       $10.967      $12.505       117,478
                              2007       $12.505      $11.556        82,802
                              2008       $11.556      $ 6.968        45,439
                              2009       $ 6.968      $ 8.897        45,702
                              2010       $ 8.897      $10.010        42,104
                              2011       $10.010      $ 9.390        28,631
                              2012       $ 9.390      $11.003        19,316
                              2013       $11.003      $14.685        20,462
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.195      $ 8.223       565,839
                              2005       $ 8.223      $ 9.076       525,204
                              2006       $ 9.076      $11.402       527,562
                              2007       $11.402      $12.153       456,420
                              2008       $12.153      $ 6.700       335,933
                              2009       $ 6.700      $ 8.214       283,290
                              2010       $ 8.214      $ 8.890       255,520
                              2011       $ 8.890      $ 7.263       222,210
                              2012       $ 7.263      $ 8.710       179,904
                              2013       $ 8.710      $10.973       134,014

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.735      $13.328       194,831
                              2005       $13.328      $14.032       190,603
                              2006       $14.032      $16.191       185,427
                              2007       $16.191      $13.899       142,662
                              2008       $13.899      $ 8.290        98,564
                              2009       $ 8.290      $10.725        92,690
                              2010       $10.725      $13.291        94,089
                              2011       $13.291      $12.456        75,294
                              2012       $12.456      $14.394        63,633
                              2013       $14.394      $19.767        50,650
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.490      $ 5.672       401,713
                              2005       $ 5.672      $ 5.897       305,304
                              2006       $ 5.897      $ 6.116       278,355
                              2007       $ 6.116      $ 6.348       220,516
                              2008       $ 6.348      $ 3.932       153,233
                              2009       $ 3.932      $ 6.338       161,313
                              2010       $ 6.338      $ 7.531       149,426
                              2011       $ 7.531      $ 6.086       121,621
                              2012       $ 6.086      $ 6.838       111,388
                              2013       $ 6.838      $ 9.667        97,180
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $ 7.735      $ 9.367       191,255
                              2005       $ 9.367      $12.334       214,581
                              2006       $12.334      $16.640       193,417
                              2007       $16.640      $22.986       155,076
                              2008       $22.986      $ 9.807       108,031
                              2009       $ 9.807      $16.384       118,344
                              2010       $16.384      $19.182       118,905
                              2011       $19.182      $15.431        77,373
                              2012       $15.431      $18.206        59,419
                              2013       $18.206      $17.725        54,815
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 7.358      $ 8.496       143,327
                              2005       $ 8.496      $ 9.282       132,746
                              2006       $ 9.282      $11.426       127,491
                              2007       $11.426      $12.877       116,230
                              2008       $12.877      $ 7.014        73,579
                              2009       $ 7.014      $ 9.143        77,237
                              2010       $ 9.143      $ 9.505        63,506
                              2011       $ 9.505      $ 9.006        56,184
                              2012       $ 9.006      $10.084        47,794
                              2013       $10.084      $11.501        33,852
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.359        92,017

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 6.058      $ 6.422       246,238
                              2005       $ 6.422      $ 7.309       225,147
                              2006       $ 7.309      $ 7.485       247,540
                              2007       $ 7.485      $ 8.975       232,613
                              2008       $ 8.975      $ 4.485       135,377
                              2009       $ 4.485      $ 7.304       108,207
                              2010       $ 7.304      $ 8.828        96,175
                              2011       $ 8.828      $ 8.440        71,382
                              2012       $ 8.440      $ 9.496        34,453
                              2013       $ 9.496      $13.830        29,145
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.195      $12.194       127,863
                              2005       $12.194      $14.103       124,661
                              2006       $14.103      $15.159       142,903
                              2007       $15.159      $18.289       113,842
                              2008       $18.289      $ 9.576        90,481
                              2009       $ 9.576      $14.851        90,009
                              2010       $14.851      $19.329        84,236
                              2011       $19.329      $17.659        59,309
                              2012       $17.659      $18.879        45,692
                              2013       $18.879      $25.531        38,052
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $16.376      $21.971       150,898
                              2005       $21.971      $25.298       142,875
                              2006       $25.298      $34.353       124,320
                              2007       $34.353      $28.020        94,245
                              2008       $28.020      $17.116        60,005
                              2009       $17.116      $21.609        54,187
                              2010       $21.609      $27.625        51,808
                              2011       $27.625      $28.782        40,568
                              2012       $28.782      $32.793        32,699
                              2013       $32.793      $32.919        28,221



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 1.6



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.451      $10.334        2,082
                              2005       $10.334      $10.628        2,054
                              2006       $10.628      $12.224        2,028
                              2007       $12.224      $12.601        1,533
                              2008       $12.601      $ 7.347        1,394
                              2009       $ 7.347      $ 8.693        1,086
                              2010       $ 8.693      $ 9.640        1,086
                              2011       $ 9.640      $10.053        1,086
                              2012       $10.053      $11.588        1,086
                              2013       $11.588      $15.333          357
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.523      $ 9.597            0
                              2005       $ 9.597      $10.533            0
                              2006       $10.533      $10.228            0
                              2007       $10.228      $11.328            0
                              2008       $11.328      $ 6.393            0
                              2009       $ 6.393      $ 8.351            0
                              2010       $ 8.351      $ 9.425            0
                              2011       $ 9.425      $ 9.356            0
                              2012       $ 9.356      $10.447            0
                              2013       $10.447      $13.735            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.680      $ 8.181        2,336
                              2005       $ 8.181      $ 9.237        1,885
                              2006       $ 9.237      $ 9.024        1,030
                              2007       $ 9.024      $10.078          640
                              2008       $10.078      $ 5.963            0
                              2009       $ 5.963      $ 8.037            0
                              2010       $ 8.037      $ 8.679            0
                              2011       $ 8.679      $ 8.254            0
                              2012       $ 8.254      $ 9.422            0
                              2013       $ 9.422      $12.691            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.687           0
                              2005       $10.687      $10.856         907
                              2006       $10.856      $11.673         755
                              2007       $11.673      $11.787         776
                              2008       $11.787      $ 8.879           0
                              2009       $ 8.879      $12.456           0
                              2010       $12.456      $13.870           0
                              2011       $13.870      $14.259           0
                              2012       $14.259      $16.199           0
                              2013       $16.199      $17.173           0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.232           0
                              2005       $11.232      $11.220         876
                              2006       $11.220      $13.044         720
                              2007       $13.044      $13.304         687
                              2008       $13.304      $ 9.201           0
                              2009       $ 9.201      $12.266           0
                              2010       $12.266      $13.587           0
                              2011       $13.587      $13.677           0
                              2012       $13.677      $15.148           0
                              2013       $15.148      $16.969           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.944           0
                              2005       $10.944      $11.894           0
                              2006       $11.894      $13.843           0
                              2007       $13.843      $14.082           0
                              2008       $14.082      $ 8.707           0
                              2009       $ 8.707      $10.790           0
                              2010       $10.790      $11.796           0
                              2011       $11.796      $11.477           0
                              2012       $11.477      $12.890           0
                              2013       $12.890      $16.254           0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.511           0
                              2005       $11.511      $12.468         341
                              2006       $12.468      $14.887         158
                              2007       $14.887      $16.897         149
                              2008       $16.897      $ 9.904           0
                              2009       $ 9.904      $13.344           0
                              2010       $13.344      $14.222           0
                              2011       $14.222      $12.496           0
                              2012       $12.496      $14.525           0
                              2013       $14.525      $17.560           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.293      $ 7.675            0
                              2005       $ 7.675      $ 8.144            0
                              2006       $ 8.144      $ 8.236            0
                              2007       $ 8.236      $ 9.470            0
                              2008       $ 9.470      $ 4.749            0
                              2009       $ 4.749      $ 7.754            0
                              2010       $ 7.754      $ 9.136            0
                              2011       $ 9.136      $ 8.428            0
                              2012       $ 8.428      $ 9.423            0
                              2013       $ 9.423      $12.983            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.246      $ 7.607            0
                              2005       $ 7.607      $ 8.051            0
                              2006       $ 8.051      $ 8.123            0
                              2007       $ 8.123      $ 9.314            0
                              2008       $ 9.314      $ 4.660            0
                              2009       $ 4.660      $ 7.588            0
                              2010       $ 7.588      $ 8.920            0
                              2011       $ 8.920      $ 8.210            0
                              2012       $ 8.210      $ 9.152            0
                              2013       $ 9.152      $12.579            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.700      $10.928        3,462
                              2005       $10.928      $12.066        3,432
                              2006       $12.066      $14.319        3,405
                              2007       $14.319      $15.181        2,884
                              2008       $15.181      $ 8.762        1,387
                              2009       $ 8.762      $11.992        1,081
                              2010       $11.992      $14.412        1,081
                              2011       $14.412      $14.301        1,081
                              2012       $14.301      $16.492        1,081
                              2013       $16.492      $21.770          357
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.741      $ 9.163            0
                              2005       $ 9.163      $ 9.805            0
                              2006       $ 9.805      $10.248        1,009
                              2007       $10.248      $11.284        1,094
                              2008       $11.284      $ 6.380            0
                              2009       $ 6.380      $ 7.594            0
                              2010       $ 7.594      $ 8.623            0
                              2011       $ 8.623      $ 7.807            0
                              2012       $ 7.807      $ 8.964            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.331      $11.927             0
                              2005       $11.927      $12.208           666
                              2006       $12.208      $13.929         1,106
                              2007       $13.929      $13.374           650
                              2008       $13.374      $ 8.441             0
                              2009       $ 8.441      $10.656             0
                              2010       $10.656      $12.121             0
                              2011       $12.121      $11.666             0
                              2012       $11.666      $13.639             0
                              2013       $13.639      $18.190             0
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.792         1,217
                              2007       $10.792      $11.470           890
                              2008       $11.470      $ 7.878           331
                              2009       $ 7.878      $ 9.937           331
                              2010       $ 9.937      $10.703           331
                              2011       $10.703      $10.516           330
                              2012       $10.516      $11.774           330
                              2013       $11.774      $14.961           330
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.380      $ 9.979        14,274
                              2005       $ 9.979      $10.337        13,243
                              2006       $10.337      $11.263        11,839
                              2007       $11.263      $11.504        11,267
                              2008       $11.504      $ 7.187         9,206
                              2009       $ 7.187      $ 8.757         8,897
                              2010       $ 8.757      $ 9.488         8,825
                              2011       $ 9.488      $ 9.322         8,825
                              2012       $ 9.322      $10.848         8,825
                              2013       $10.848      $13.947         8,385
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.650         5,832
                              2012       $12.650      $13.977         5,832
                              2013       $13.977      $17.161         5,975
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.078             0
                              2012       $10.078      $11.236             0
                              2013       $11.236      $13.505             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.752      $12.120          408
                              2005       $12.120      $12.652            0
                              2006       $12.652      $15.126            0
                              2007       $15.126      $15.876            0
                              2008       $15.876      $ 9.195            0
                              2009       $ 9.195      $10.497            0
                              2010       $10.497      $11.546            0
                              2011       $11.546      $12.445            0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.650            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.803      $ 9.482        1,965
                              2005       $ 9.482      $ 9.502        1,935
                              2006       $ 9.502      $10.184        1,908
                              2007       $10.184      $10.402        1,384
                              2008       $10.402      $ 7.854            0
                              2009       $ 7.854      $11.141            0
                              2010       $11.141      $12.043            0
                              2011       $12.043      $12.036            0
                              2012       $12.036      $14.023            0
                              2013       $14.023      $14.454            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.317      $11.231        8,154
                              2005       $11.231      $11.782        7,884
                              2006       $11.782      $13.201        6,802
                              2007       $13.201      $13.349        6,363
                              2008       $13.349      $ 9.654        5,837
                              2009       $ 9.654      $11.854        5,835
                              2010       $11.854      $13.069        5,834
                              2011       $13.069      $13.898            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.813            0
                              2005       $10.813      $11.439            0
                              2006       $11.439      $12.511            0
                              2007       $12.511      $13.474            0
                              2008       $13.474      $ 9.469            0
                              2009       $ 9.469      $12.121            0
                              2010       $12.121      $13.599            0
                              2011       $13.599      $12.518            0
                              2012       $12.518      $13.654            0
                              2013       $13.654      $17.292            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.122            0
                              2005       $11.122      $12.148            0
                              2006       $12.148      $12.532            0
                              2007       $12.532      $14.488            0
                              2008       $14.488      $ 7.573            0
                              2009       $ 7.573      $11.642            0
                              2010       $11.642      $14.567            0
                              2011       $14.567      $12.982            0
                              2012       $12.982      $14.246            0
                              2013       $14.246      $19.133            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 9.003      $ 9.762        4,062
                              2005       $ 9.762      $10.024        3,650
                              2006       $10.024      $11.355        2,854
                              2007       $11.355      $11.721        2,041
                              2008       $11.721      $ 7.229            0
                              2009       $ 7.229      $ 8.959            0
                              2010       $ 8.959      $10.093            0
                              2011       $10.093      $10.075            0
                              2012       $10.075      $11.442            0
                              2013       $11.442      $14.799            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.235      $ 8.556            0
                              2005       $ 8.556      $ 9.619            0
                              2006       $ 9.619      $11.352            0
                              2007       $11.352      $13.396            0
                              2008       $13.396      $ 8.765            0
                              2009       $ 8.765      $10.240            0
                              2010       $10.240      $10.746            0
                              2011       $10.746      $12.237            0
                              2012       $12.237      $14.249            0
                              2013       $14.249      $16.466            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.612      $ 9.523            0
                              2005       $ 9.523      $11.491            0
                              2006       $11.491      $12.161            0
                              2007       $12.161      $14.273            0
                              2008       $14.273      $ 7.156            0
                              2009       $ 7.156      $11.894            0
                              2010       $11.894      $14.703            0
                              2011       $14.703      $13.357            0
                              2012       $13.357      $14.657            0
                              2013       $14.657      $15.547            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.324      $10.311             0
                              2005       $10.311      $10.985             0
                              2006       $10.985      $14.027             0
                              2007       $14.027      $15.905             0
                              2008       $15.905      $ 8.937             0
                              2009       $ 8.937      $11.195             0
                              2010       $11.195      $11.772             0
                              2011       $11.772      $10.434             0
                              2012       $10.434      $12.120             0
                              2013       $12.120      $15.158             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.965      $ 9.897         2,239
                              2005       $ 9.897      $10.357         1,859
                              2006       $10.357      $12.051         1,094
                              2007       $12.051      $13.824           810
                              2008       $13.824      $ 7.616             0
                              2009       $ 7.616      $ 7.273             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.456      $11.834        12,107
                              2005       $11.834      $11.993        11,206
                              2006       $11.993      $12.421        11,206
                              2007       $12.421      $12.910        11,206
                              2008       $12.910      $11.536         9,060
                              2009       $11.536      $13.870         6,371
                              2010       $13.870      $14.865         6,371
                              2011       $14.865      $15.304         6,371
                              2012       $15.304      $17.125         6,371
                              2013       $17.125      $16.973             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.513      $10.457         1,933
                              2005       $10.457      $10.437         1,106
                              2006       $10.437      $10.674         1,106
                              2007       $10.674      $10.787         1,106
                              2008       $10.787      $ 8.992           172
                              2009       $ 8.992      $ 9.331           172
                              2010       $ 9.331      $ 9.378           172
                              2011       $ 9.378      $ 9.446           172
                              2012       $ 9.446      $ 9.570           172
                              2013       $ 9.570      $ 9.417           172
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.860      $ 9.753        17,724
                              2005       $ 9.753      $ 9.832        17,724
                              2006       $ 9.832      $10.088        17,724
                              2007       $10.088      $10.380        17,724
                              2008       $10.380      $10.429        16,759
                              2009       $10.429      $10.254        16,759
                              2010       $10.254      $10.082        16,759
                              2011       $10.082      $ 9.914        16,759
                              2012       $ 9.914      $ 9.747             0
                              2013       $ 9.747      $ 9.584             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.574      $ 9.345         4,097
                              2005       $ 9.345      $10.832         4,083
                              2006       $10.832      $11.067         4,068
                              2007       $11.067      $12.973         4,055
                              2008       $12.973      $ 6.664         3,579
                              2009       $ 6.664      $11.194         2,574
                              2010       $11.194      $14.024         2,356
                              2011       $14.024      $12.828         2,356
                              2012       $12.828      $14.136         2,356
                              2013       $14.136      $20.898             0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.421      $11.282         1,137
                              2005       $11.282      $11.987         1,137
                              2006       $11.987      $13.524         1,137
                              2007       $13.524      $14.408         1,137
                              2008       $14.408      $10.737             0
                              2009       $10.737      $12.608             0
                              2010       $12.608      $13.201             0
                              2011       $13.201      $11.924             0
                              2012       $11.924      $12.505             0
                              2013       $12.505      $13.307             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.425      $10.296        14,368
                              2005       $10.296      $10.652        13,625
                              2006       $10.652      $12.140        11,492
                              2007       $12.140      $11.213         9,831
                              2008       $11.213      $ 6.758         7,180
                              2009       $ 6.758      $ 8.625         7,180
                              2010       $ 8.625      $ 9.699         7,180
                              2011       $ 9.699      $ 9.093         7,180
                              2012       $ 9.093      $10.650         7,180
                              2013       $10.650      $14.206         7,465
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.383      $10.719           179
                              2005       $10.719      $11.825           170
                              2006       $11.825      $14.849           161
                              2007       $14.849      $15.818             0
                              2008       $15.818      $ 8.716             0
                              2009       $ 8.716      $10.680             0
                              2010       $10.680      $11.553             0
                              2011       $11.553      $ 9.435             0
                              2012       $ 9.435      $11.308             0
                              2013       $11.308      $14.239             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.726      $13.310        2,646
                              2005       $13.310      $14.007        2,586
                              2006       $14.007      $16.153        2,375
                              2007       $16.153      $13.859        1,394
                              2008       $13.859      $ 8.262            0
                              2009       $ 8.262      $10.684            0
                              2010       $10.684      $13.234            0
                              2011       $13.234      $12.396            0
                              2012       $12.396      $14.318            0
                              2013       $14.318      $19.652            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.082      $ 8.346          490
                              2005       $ 8.346      $ 8.672          479
                              2006       $ 8.672      $ 8.990            0
                              2007       $ 8.990      $ 9.326            0
                              2008       $ 9.326      $ 5.773            0
                              2009       $ 5.773      $ 9.302            0
                              2010       $ 9.302      $11.048            0
                              2011       $11.048      $ 8.923            0
                              2012       $ 8.923      $10.020            0
                              2013       $10.020      $14.159            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.866      $15.572            0
                              2005       $15.572      $20.494            0
                              2006       $20.494      $27.634           88
                              2007       $27.634      $38.155           79
                              2008       $38.155      $16.270            0
                              2009       $16.270      $27.168            0
                              2010       $27.168      $31.792            0
                              2011       $31.792      $25.563            0
                              2012       $25.563      $30.145            0
                              2013       $30.145      $29.333            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.317      $10.752            0
                              2005       $10.752      $11.742            0
                              2006       $11.742      $14.446            0
                              2007       $14.446      $16.273            0
                              2008       $16.273      $ 8.859            0
                              2009       $ 8.859      $11.543            0
                              2010       $11.543      $11.993            0
                              2011       $11.993      $11.358            0
                              2012       $11.358      $12.712            0
                              2013       $12.712      $14.491            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.496           0
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.388      $ 8.888           0
                              2005       $ 8.888      $10.111           0
                              2006       $10.111      $10.349           0
                              2007       $10.349      $12.402           0
                              2008       $12.402      $ 6.195           0
                              2009       $ 6.195      $10.084           0
                              2010       $10.084      $12.181           0
                              2011       $12.181      $11.641           0
                              2012       $11.641      $13.089           0
                              2013       $13.089      $19.055           0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.187      $12.178           0
                              2005       $12.178      $14.077           0
                              2006       $14.077      $15.124           0
                              2007       $15.124      $18.237           0
                              2008       $18.237      $ 9.544           0
                              2009       $ 9.544      $14.794           0
                              2010       $14.794      $19.245           0
                              2011       $19.245      $17.574           0
                              2012       $17.574      $18.778           0
                              2013       $18.778      $25.383           0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.519      $18.129         406
                              2005       $18.129      $20.864         385
                              2006       $20.864      $28.318         366
                              2007       $28.318      $23.086           0
                              2008       $23.086      $14.095           0
                              2009       $14.095      $17.786           0
                              2010       $17.786      $22.726           0
                              2011       $22.726      $23.666           0
                              2012       $23.666      $26.951           0
                              2013       $26.951      $27.041           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.63



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.444      $10.323        17,426
                              2005       $10.323      $10.613        15,491
                              2006       $10.613      $12.203        11,662
                              2007       $12.203      $12.576        11,487
                              2008       $12.576      $ 7.330        11,686
                              2009       $ 7.330      $ 8.670         8,738
                              2010       $ 8.670      $ 9.612         7,608
                              2011       $ 9.612      $10.021         6,085
                              2012       $10.021      $11.548         5,593
                              2013       $11.548      $15.276         5,592
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.517      $ 9.587         4,746
                              2005       $ 9.587      $10.519         3,791
                              2006       $10.519      $10.211         3,401
                              2007       $10.211      $11.306         3,139
                              2008       $11.306      $ 6.378         1,377
                              2009       $ 6.378      $ 8.329         1,264
                              2010       $ 8.329      $ 9.398         1,246
                              2011       $ 9.398      $ 9.326         1,137
                              2012       $ 9.326      $10.411         1,124
                              2013       $10.411      $13.683         1,124
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.674      $ 8.172         9,050
                              2005       $ 8.172      $ 9.225         9,131
                              2006       $ 9.225      $ 9.009         9,805
                              2007       $ 9.009      $10.059         8,192
                              2008       $10.059      $ 5.949         7,645
                              2009       $ 5.949      $ 8.017         5,731
                              2010       $ 8.017      $ 8.654         5,384
                              2011       $ 8.654      $ 8.227         3,337
                              2012       $ 8.227      $ 9.390         3,136
                              2013       $ 9.390      $12.643         3,043

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685            0
                              2005       $10.685      $10.849            0
                              2006       $10.849      $11.662            0
                              2007       $11.662      $11.773            0
                              2008       $11.773      $ 8.866            0
                              2009       $ 8.866      $12.434          186
                              2010       $12.434      $13.841          184
                              2011       $13.841      $14.225          176
                              2012       $14.225      $16.156          175
                              2013       $16.156      $17.122          177
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.230            0
                              2005       $11.230      $11.213            0
                              2006       $11.213      $13.032            0
                              2007       $13.032      $13.288          628
                              2008       $13.288      $ 9.187        1,212
                              2009       $ 9.187      $12.244        1,442
                              2010       $12.244      $13.559        1,476
                              2011       $13.559      $13.645        1,475
                              2012       $13.645      $15.107        1,474
                              2013       $15.107      $16.918        1,464
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941            0
                              2005       $10.941      $11.888            0
                              2006       $11.888      $13.832            0
                              2007       $13.832      $14.067          438
                              2008       $14.067      $ 8.695        1,030
                              2009       $ 8.695      $10.772          861
                              2010       $10.772      $11.772          732
                              2011       $11.772      $11.450          618
                              2012       $11.450      $12.856          678
                              2013       $12.856      $16.207          583
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508        2,147
                              2005       $11.508      $12.462        1,869
                              2006       $12.462      $14.876        1,630
                              2007       $14.876      $16.879        1,423
                              2008       $16.879      $ 9.891            0
                              2009       $ 9.891      $13.322        1,028
                              2010       $13.322      $14.195        1,111
                              2011       $14.195      $12.468        1,156
                              2012       $12.468      $14.488        1,140
                              2013       $14.488      $17.510        1,071

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.288      $ 7.667             0
                              2005       $ 7.667      $ 8.133             0
                              2006       $ 8.133      $ 8.222             0
                              2007       $ 8.222      $ 9.451             0
                              2008       $ 9.451      $ 4.738             0
                              2009       $ 4.738      $ 7.734             0
                              2010       $ 7.734      $ 9.110             0
                              2011       $ 9.110      $ 8.401             0
                              2012       $ 8.401      $ 9.390         3,452
                              2013       $ 9.390      $12.934         3,470
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.241      $ 7.599        10,236
                              2005       $ 7.599      $ 8.040         9,874
                              2006       $ 8.040      $ 8.109         9,872
                              2007       $ 8.109      $ 9.296         7,703
                              2008       $ 9.296      $ 4.649         7,701
                              2009       $ 4.649      $ 7.569         6,913
                              2010       $ 7.569      $ 8.894         6,721
                              2011       $ 8.894      $ 8.184         6,719
                              2012       $ 8.184      $ 9.120         6,717
                              2013       $ 9.120      $12.531         6,716
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.692      $10.916        31,513
                              2005       $10.916      $12.050        25,387
                              2006       $12.050      $14.295        21,134
                              2007       $14.295      $15.151        16,691
                              2008       $15.151      $ 8.742        16,685
                              2009       $ 8.742      $11.961        14,628
                              2010       $11.961      $14.371         9,030
                              2011       $14.371      $14.255         7,675
                              2012       $14.255      $16.435         5,658
                              2013       $16.435      $21.688         5,642
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.734      $ 9.153        10,340
                              2005       $ 9.153      $ 9.792         7,952
                              2006       $ 9.792      $10.231        12,575
                              2007       $10.231      $11.262         6,616
                              2008       $11.262      $ 6.365         6,614
                              2009       $ 6.365      $ 7.575         6,478
                              2010       $ 7.575      $ 8.598         6,466
                              2011       $ 8.598      $ 7.782         6,455
                              2012       $ 7.782      $ 8.935             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.325      $11.917        13,154
                              2005       $11.917      $12.195        11,488
                              2006       $12.195      $13.909        11,055
                              2007       $13.909      $13.351        11,492
                              2008       $13.351      $ 8.424         8,858
                              2009       $ 8.424      $10.631        10,260
                              2010       $10.631      $12.089        10,366
                              2011       $12.089      $11.632        10,344
                              2012       $11.632      $13.595        10,130
                              2013       $13.595      $18.126         9,908
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.790         7,875
                              2007       $10.790      $11.465         5,636
                              2008       $11.465      $ 7.871         5,804
                              2009       $ 7.871      $ 9.926         6,661
                              2010       $ 9.926      $10.688         6,525
                              2011       $10.688      $10.498         6,138
                              2012       $10.498      $11.750         3,523
                              2013       $11.750      $14.926         3,366
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.373      $ 9.968        15,543
                              2005       $ 9.968      $10.323        12,020
                              2006       $10.323      $11.245         8,315
                              2007       $11.245      $11.482         7,374
                              2008       $11.482      $ 7.170         7,373
                              2009       $ 7.170      $ 8.734         7,372
                              2010       $ 8.734      $ 9.461         2,795
                              2011       $ 9.461      $ 9.293         1,424
                              2012       $ 9.293      $10.811         1,423
                              2013       $10.811      $13.894         1,422
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.610         1,958
                              2012       $12.610      $13.928         1,951
                              2013       $13.928      $17.096         1,937
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.046         4,047
                              2012       $10.046      $11.197         4,097
                              2013       $11.197      $13.454         4,071

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.744      $12.107        5,881
                              2005       $12.107      $12.634        5,810
                              2006       $12.634      $15.101        5,757
                              2007       $15.101      $15.845        5,212
                              2008       $15.845      $ 9.174        4,795
                              2009       $ 9.174      $10.470        4,216
                              2010       $10.470      $11.513        4,025
                              2011       $11.513      $12.409            0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.595          153
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.796      $ 9.472        1,996
                              2005       $ 9.472      $ 9.489          703
                              2006       $ 9.489      $10.167          726
                              2007       $10.167      $10.382          208
                              2008       $10.382      $ 7.836          195
                              2009       $ 7.836      $11.112          175
                              2010       $11.112      $12.009          166
                              2011       $12.009      $11.998          163
                              2012       $11.998      $13.974          158
                              2013       $13.974      $14.402            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.309      $11.219        4,627
                              2005       $11.219      $11.766        4,503
                              2006       $11.766      $13.180        2,039
                              2007       $13.180      $13.323        1,968
                              2008       $13.323      $ 9.632        2,516
                              2009       $ 9.632      $11.824        1,950
                              2010       $11.824      $13.032        1,953
                              2011       $13.032      $13.857            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.810            0
                              2005       $10.810      $11.433            0
                              2006       $11.433      $12.501            0
                              2007       $12.501      $13.459            0
                              2008       $13.459      $ 9.455            0
                              2009       $ 9.455      $12.101          135
                              2010       $12.101      $13.572          133
                              2011       $13.572      $12.489          139
                              2012       $12.489      $13.619          144
                              2013       $13.619      $17.242          125

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.119            0
                              2005       $11.119      $12.142            0
                              2006       $12.142      $12.522            0
                              2007       $12.522      $14.472            0
                              2008       $14.472      $ 7.562        1,241
                              2009       $ 7.562      $11.622          887
                              2010       $11.622      $14.538          619
                              2011       $14.538      $12.952          381
                              2012       $12.952      $14.209          500
                              2013       $14.209      $19.077          303
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.996      $ 9.752        4,532
                              2005       $ 9.752      $10.010        4,534
                              2006       $10.010      $11.336        4,534
                              2007       $11.336      $11.698        2,887
                              2008       $11.698      $ 7.212        2,884
                              2009       $ 7.212      $ 8.936        3,771
                              2010       $ 8.936      $10.064        3,807
                              2011       $10.064      $10.043        3,401
                              2012       $10.043      $11.402        3,079
                              2013       $11.402      $14.743        3,014
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.229      $ 8.547        5,797
                              2005       $ 8.547      $ 9.606        5,683
                              2006       $ 9.606      $11.333        5,683
                              2007       $11.333      $13.369        5,683
                              2008       $13.369      $ 8.745        5,683
                              2009       $ 8.745      $10.214        5,683
                              2010       $10.214      $10.716          893
                              2011       $10.716      $12.198          893
                              2012       $12.198      $14.199          893
                              2013       $14.199      $16.404          893
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.606      $ 9.513          866
                              2005       $ 9.513      $11.476          866
                              2006       $11.476      $12.141          866
                              2007       $12.141      $14.245            0
                              2008       $14.245      $ 7.140            0
                              2009       $ 7.140      $11.864            0
                              2010       $11.864      $14.661            0
                              2011       $14.661      $13.315            0
                              2012       $13.315      $14.606            0
                              2013       $14.606      $15.492            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.317      $10.300         5,528
                              2005       $10.300      $10.970         1,126
                              2006       $10.970      $14.004         1,660
                              2007       $14.004      $15.874         1,810
                              2008       $15.874      $ 8.917         1,125
                              2009       $ 8.917      $11.166         1,125
                              2010       $11.166      $11.739         1,124
                              2011       $11.739      $10.401           947
                              2012       $10.401      $12.079           947
                              2013       $12.079      $15.101           947
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.958      $ 9.886         1,463
                              2005       $ 9.886      $10.343         1,463
                              2006       $10.343      $12.031         1,463
                              2007       $12.031      $13.797         1,463
                              2008       $13.797      $ 7.599         1,463
                              2009       $ 7.599      $ 7.256             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.447      $11.822        12,441
                              2005       $11.822      $11.977        10,151
                              2006       $11.977      $12.400        10,090
                              2007       $12.400      $12.885        11,331
                              2008       $12.885      $11.510         9,330
                              2009       $11.510      $13.835         9,317
                              2010       $13.835      $14.823         8,585
                              2011       $14.823      $15.256         6,192
                              2012       $15.256      $17.066         5,939
                              2013       $17.066      $16.910         6,082
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.505      $10.446        20,657
                              2005       $10.446      $10.423        11,670
                              2006       $10.423      $10.657        10,167
                              2007       $10.657      $10.766        10,449
                              2008       $10.766      $ 8.971         6,670
                              2009       $ 8.971      $ 9.308         7,189
                              2010       $ 9.308      $ 9.351         7,793
                              2011       $ 9.351      $ 9.416         6,490
                              2012       $ 9.416      $ 9.537         6,814
                              2013       $ 9.537      $ 9.382         7,276
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.852      $ 9.743         6,418
                              2005       $ 9.743      $ 9.819        12,525
                              2006       $ 9.819      $10.071         5,342
                              2007       $10.071      $10.359         7,360
                              2008       $10.359      $10.405        16,214
                              2009       $10.405      $10.228        10,813
                              2010       $10.228      $10.054        10,069
                              2011       $10.054      $ 9.883        10,058
                              2012       $ 9.883      $ 9.714        10,182
                              2013       $ 9.714      $ 9.548        10,209

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.567      $ 9.335        12,518
                              2005       $ 9.335      $10.817        12,458
                              2006       $10.817      $11.049        12,400
                              2007       $11.049      $12.947        12,533
                              2008       $12.947      $ 6.649        11,899
                              2009       $ 6.649      $11.165        10,238
                              2010       $11.165      $13.984         4,243
                              2011       $13.984      $12.787         2,512
                              2012       $12.787      $14.087         2,373
                              2013       $14.087      $20.820         2,068
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.414      $11.270         5,875
                              2005       $11.270      $11.971         5,871
                              2006       $11.971      $13.501         3,910
                              2007       $13.501      $14.380         3,809
                              2008       $14.380      $10.713         3,633
                              2009       $10.713      $12.575         1,843
                              2010       $12.575      $13.163         1,670
                              2011       $13.163      $11.886         1,670
                              2012       $11.886      $12.461         1,670
                              2013       $12.461      $13.259             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.418      $10.285         5,811
                              2005       $10.285      $10.638         5,807
                              2006       $10.638      $12.120         3,004
                              2007       $12.120      $11.191         1,823
                              2008       $11.191      $ 6.743         1,921
                              2009       $ 6.743      $ 8.603         2,018
                              2010       $ 8.603      $ 9.671         1,927
                              2011       $ 9.671      $ 9.064         1,912
                              2012       $ 9.064      $10.613         1,719
                              2013       $10.613      $14.153         1,650
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.376      $10.708        11,697
                              2005       $10.708      $11.809         8,075
                              2006       $11.809      $14.824         7,607
                              2007       $14.824      $15.787         4,674
                              2008       $15.787      $ 8.696         3,090
                              2009       $ 8.696      $10.653         3,261
                              2010       $10.653      $11.520         3,215
                              2011       $11.520      $ 9.405         3,035
                              2012       $ 9.405      $11.269         3,080
                              2013       $11.269      $14.185         3,035

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.721      $13.300        7,324
                              2005       $13.300      $13.991        5,441
                              2006       $13.991      $16.130        5,302
                              2007       $16.130      $13.836        5,294
                              2008       $13.836      $ 8.246        5,514
                              2009       $ 8.246      $10.660        4,350
                              2010       $10.660      $13.199        3,803
                              2011       $13.199      $12.360        3,457
                              2012       $12.360      $14.272        3,595
                              2013       $14.272      $19.583        3,270
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.076      $ 8.337        7,712
                              2005       $ 8.337      $ 8.661        7,712
                              2006       $ 8.661      $ 8.975        7,712
                              2007       $ 8.975      $ 9.307        4,619
                              2008       $ 9.307      $ 5.760        4,619
                              2009       $ 5.760      $ 9.279        4,619
                              2010       $ 9.279      $11.016            0
                              2011       $11.016      $ 8.895            0
                              2012       $ 8.895      $ 9.986            0
                              2013       $ 9.986      $14.106            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.856      $15.556          799
                              2005       $15.556      $20.466          798
                              2006       $20.466      $27.588          941
                              2007       $27.588      $38.080           21
                              2008       $38.080      $16.233          325
                              2009       $16.233      $27.099          456
                              2010       $27.099      $31.701          405
                              2011       $31.701      $25.482          374
                              2012       $25.482      $30.041          394
                              2013       $30.041      $29.223          362
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.310      $10.741          756
                              2005       $10.741      $11.726          543
                              2006       $11.726      $14.422          515
                              2007       $14.422      $16.241          450
                              2008       $16.241      $ 8.839        1,038
                              2009       $ 8.839      $11.513          483
                              2010       $11.513      $11.959          489
                              2011       $11.959      $11.322          496
                              2012       $11.322      $12.668          499
                              2013       $12.668      $14.436          502

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.441        1,670
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.382      $ 8.878          349
                              2005       $ 8.878      $10.097          349
                              2006       $10.097      $10.332          348
                              2007       $10.332      $12.378          348
                              2008       $12.378      $ 6.182          347
                              2009       $ 6.182      $10.058          347
                              2010       $10.058      $12.146          346
                              2011       $12.146      $11.604            0
                              2012       $11.604      $13.044            0
                              2013       $13.044      $18.984            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.182      $12.168        4,491
                              2005       $12.168      $14.061        4,235
                              2006       $14.061      $15.103        3,776
                              2007       $15.103      $18.206        3,585
                              2008       $18.206      $ 9.525        2,297
                              2009       $ 9.525      $14.760        1,638
                              2010       $14.760      $19.195        1,485
                              2011       $19.195      $17.523        1,485
                              2012       $17.523      $18.718        1,485
                              2013       $18.718      $25.294        1,485
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.509      $18.110        2,847
                              2005       $18.110      $20.836        2,011
                              2006       $20.836      $28.271        1,772
                              2007       $28.271      $23.040        1,558
                              2008       $23.040      $14.063        1,572
                              2009       $14.063      $17.740        1,736
                              2010       $17.740      $22.661        1,667
                              2011       $22.661      $23.592        1,659
                              2012       $23.592      $26.858        1,640
                              2013       $26.858      $26.939        1,650



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.64



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.441      $10.320        21,742
                              2005       $10.320      $10.608        20,013
                              2006       $10.608      $12.197        15,426
                              2007       $12.197      $12.568        14,687
                              2008       $12.568      $ 7.325        11,295
                              2009       $ 7.325      $ 8.663        10,844
                              2010       $ 8.663      $ 9.603        10,456
                              2011       $ 9.603      $10.011         4,444
                              2012       $10.011      $11.534         4,028
                              2013       $11.534      $15.257         4,026
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.514      $ 9.583         2,524
                              2005       $ 9.583      $10.514         4,298
                              2006       $10.514      $10.205         4,540
                              2007       $10.205      $11.298         2,305
                              2008       $11.298      $ 6.373         1,836
                              2009       $ 6.373      $ 8.322         1,859
                              2010       $ 8.322      $ 9.389         1,427
                              2011       $ 9.389      $ 9.317         1,407
                              2012       $ 9.317      $10.399         1,343
                              2013       $10.399      $13.666         1,400
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.672      $ 8.169         9,006
                              2005       $ 8.169      $ 9.220         8,807
                              2006       $ 9.220      $ 9.004         9,423
                              2007       $ 9.004      $10.052         6,975
                              2008       $10.052      $ 5.945         6,776
                              2009       $ 5.945      $ 8.010         5,059
                              2010       $ 8.010      $ 8.646           518
                              2011       $ 8.646      $ 8.219           415
                              2012       $ 8.219      $ 9.379           203
                              2013       $ 9.379      $12.627             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685          407
                              2005       $10.685      $10.850          829
                              2006       $10.850      $11.662          783
                              2007       $11.662      $11.771          115
                              2008       $11.771      $ 8.864            0
                              2009       $ 8.864      $12.430            0
                              2010       $12.430      $13.835            0
                              2011       $13.835      $14.217            0
                              2012       $14.217      $16.146            0
                              2013       $16.146      $17.109            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229            0
                              2005       $11.229      $11.212        1,869
                              2006       $11.212      $13.029        7,221
                              2007       $13.029      $13.284        4,552
                              2008       $13.284      $ 9.183        1,557
                              2009       $ 9.183      $12.238          640
                              2010       $12.238      $13.551          655
                              2011       $13.551      $13.635          668
                              2012       $13.635      $15.095          636
                              2013       $15.095      $16.902          651
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941            0
                              2005       $10.941      $11.886            0
                              2006       $11.886      $13.829          767
                              2007       $13.829      $14.062        1,414
                              2008       $14.062      $ 8.691        1,419
                              2009       $ 8.691      $10.766          789
                              2010       $10.766      $11.764          788
                              2011       $11.764      $11.441          787
                              2012       $11.441      $12.845            0
                              2013       $12.845      $16.191            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508        1,752
                              2005       $11.508      $12.459        4,171
                              2006       $12.459      $14.871        4,702
                              2007       $14.871      $16.872        4,659
                              2008       $16.872      $ 9.886        2,110
                              2009       $ 9.886      $13.314          571
                              2010       $13.314      $14.184          572
                              2011       $14.184      $12.457          587
                              2012       $12.457      $14.474          601
                              2013       $14.474      $17.492          599

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.286      $ 7.664         1,469
                              2005       $ 7.664      $ 8.130         1,673
                              2006       $ 8.130      $ 8.218           154
                              2007       $ 8.218      $ 9.445           153
                              2008       $ 9.445      $ 4.735           914
                              2009       $ 4.735      $ 7.727         1,054
                              2010       $ 7.727      $ 9.101           926
                              2011       $ 9.101      $ 8.392           903
                              2012       $ 8.392      $ 9.380         1,872
                              2013       $ 9.380      $12.918         1,701
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.239      $ 7.596        14,878
                              2005       $ 7.596      $ 8.036        12,138
                              2006       $ 8.036      $ 8.105         9,379
                              2007       $ 8.105      $ 9.290         6,379
                              2008       $ 9.290      $ 4.646         4,525
                              2009       $ 4.646      $ 7.562         3,012
                              2010       $ 7.562      $ 8.886         2,688
                              2011       $ 8.886      $ 8.175         2,607
                              2012       $ 8.175      $ 9.110         2,426
                              2013       $ 9.110      $12.516         2,375
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.690      $10.912        20,908
                              2005       $10.912      $12.044        21,538
                              2006       $12.044      $14.287        16,231
                              2007       $14.287      $15.141         9,657
                              2008       $15.141      $ 8.736         4,445
                              2009       $ 8.736      $11.951         4,031
                              2010       $11.951      $14.357         1,960
                              2011       $14.357      $14.240         1,716
                              2012       $14.240      $16.416         1,673
                              2013       $16.416      $21.661         1,630
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.732      $ 9.150         7,258
                              2005       $ 9.150      $ 9.787         7,039
                              2006       $ 9.787      $10.225         8,346
                              2007       $10.225      $11.255         5,620
                              2008       $11.255      $ 6.360         4,446
                              2009       $ 6.360      $ 7.568         4,449
                              2010       $ 7.568      $ 8.590         1,030
                              2011       $ 8.590      $ 7.774         1,039
                              2012       $ 7.774      $ 8.925             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.324      $11.914        14,313
                              2005       $11.914      $12.190        20,882
                              2006       $12.190      $13.903        17,296
                              2007       $13.903      $13.343        12,862
                              2008       $13.343      $ 8.418         7,958
                              2009       $ 8.418      $10.623         7,972
                              2010       $10.623      $12.079         3,945
                              2011       $12.079      $11.621         3,959
                              2012       $11.621      $13.581         3,863
                              2013       $13.581      $18.105         3,655
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.789         3,309
                              2007       $10.789      $11.463         3,060
                              2008       $11.463      $ 7.869         2,764
                              2009       $ 7.869      $ 9.922         2,762
                              2010       $ 9.922      $10.683         2,410
                              2011       $10.683      $10.492         2,409
                              2012       $10.492      $11.742         2,408
                              2013       $11.742      $14.915         2,260
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.370      $ 9.965        15,619
                              2005       $ 9.965      $10.318        13,103
                              2006       $10.318      $11.238        10,111
                              2007       $11.238      $11.474         8,716
                              2008       $11.474      $ 7.165         4,412
                              2009       $ 7.165      $ 8.727         2,290
                              2010       $ 8.727      $ 9.452         2,301
                              2011       $ 9.452      $ 9.283           561
                              2012       $ 9.283      $10.798           515
                              2013       $10.798      $13.877           466
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.597         2,075
                              2012       $12.597      $13.912           648
                              2013       $13.912      $17.075           647
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.035         1,070
                              2012       $10.035      $11.184           744
                              2013       $11.184      $13.437           660

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.741      $12.103        11,014
                              2005       $12.103      $12.629        11,424
                              2006       $12.629      $15.093         5,318
                              2007       $15.093      $15.834         3,821
                              2008       $15.834      $ 9.167         3,213
                              2009       $ 9.167      $10.461         1,730
                              2010       $10.461      $11.502         1,413
                              2011       $11.502      $12.396             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.577         1,584
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.794      $ 9.469         3,210
                              2005       $ 9.469      $ 9.485         2,733
                              2006       $ 9.485      $10.161         3,023
                              2007       $10.161      $10.375         1,985
                              2008       $10.375      $ 7.831         1,568
                              2009       $ 7.831      $11.103         2,394
                              2010       $11.103      $11.997         1,517
                              2011       $11.997      $11.986         1,508
                              2012       $11.986      $13.958         1,493
                              2013       $13.958      $14.385             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.307      $11.215         5,916
                              2005       $11.215      $11.761         5,691
                              2006       $11.761      $13.172         5,332
                              2007       $13.172      $13.315         5,260
                              2008       $13.315      $ 9.625         4,724
                              2009       $ 9.625      $11.814         4,208
                              2010       $11.814      $13.019         2,077
                              2011       $13.019      $13.843             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.810             0
                              2005       $10.810      $11.432           326
                              2006       $11.432      $12.498           695
                              2007       $12.498      $13.454             0
                              2008       $13.454      $ 9.451             0
                              2009       $ 9.451      $12.094         1,454
                              2010       $12.094      $13.563         1,453
                              2011       $13.563      $12.479         1,451
                              2012       $12.479      $13.607             0
                              2013       $13.607      $17.225             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.119           334
                              2005       $11.119      $12.141         1,287
                              2006       $12.141      $12.519             0
                              2007       $12.519      $14.468             0
                              2008       $14.468      $ 7.559             0
                              2009       $ 7.559      $11.616             0
                              2010       $11.616      $14.529             0
                              2011       $14.529      $12.943             0
                              2012       $12.943      $14.198             0
                              2013       $14.198      $19.060             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.994      $ 9.749        21,212
                              2005       $ 9.749      $10.006        18,778
                              2006       $10.006      $11.330        16,162
                              2007       $11.330      $11.690        14,343
                              2008       $11.690      $ 7.207         8,605
                              2009       $ 7.207      $ 8.928        10,052
                              2010       $ 8.928      $10.054         8,602
                              2011       $10.054      $10.033         1,277
                              2012       $10.033      $11.389         1,275
                              2013       $11.389      $14.725         1,274
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.227      $ 8.544         4,448
                              2005       $ 8.544      $ 9.602         5,806
                              2006       $ 9.602      $11.326         3,821
                              2007       $11.326      $13.361         3,661
                              2008       $13.361      $ 8.738         1,855
                              2009       $ 8.738      $10.205           618
                              2010       $10.205      $10.705           618
                              2011       $10.705      $12.185           618
                              2012       $12.185      $14.183         3,298
                              2013       $14.183      $16.383         3,298
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.604      $ 9.510         4,474
                              2005       $ 9.510      $11.470         4,170
                              2006       $11.470      $12.134           493
                              2007       $12.134      $14.235         2,199
                              2008       $14.235      $ 7.134         1,152
                              2009       $ 7.134      $11.853           491
                              2010       $11.853      $14.647           490
                              2011       $14.647      $13.301           489
                              2012       $13.301      $14.589           489
                              2013       $14.589      $15.474             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.315      $10.296         2,243
                              2005       $10.296      $10.965           355
                              2006       $10.965      $13.996           683
                              2007       $13.996      $15.864           355
                              2008       $15.864      $ 8.910           349
                              2009       $ 8.910      $11.157           349
                              2010       $11.157      $11.728           144
                              2011       $11.728      $10.390           144
                              2012       $10.390      $12.065           144
                              2013       $12.065      $15.082           143
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.956      $ 9.882         2,819
                              2005       $ 9.882      $10.338         2,373
                              2006       $10.338      $12.025           630
                              2007       $12.025      $13.788         1,951
                              2008       $13.788      $ 7.593           700
                              2009       $ 7.593      $ 7.250             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.444      $11.817        18,737
                              2005       $11.817      $11.971        21,142
                              2006       $11.971      $12.394        10,742
                              2007       $12.394      $12.877         7,485
                              2008       $12.877      $11.501         4,420
                              2009       $11.501      $13.823         3,776
                              2010       $13.823      $14.809         3,326
                              2011       $14.809      $15.240         1,270
                              2012       $15.240      $17.047         1,071
                              2013       $17.047      $16.889         1,256
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.503      $10.443        25,752
                              2005       $10.443      $10.418        24,259
                              2006       $10.418      $10.651        15,161
                              2007       $10.651      $10.759        14,235
                              2008       $10.759      $ 8.965        12,585
                              2009       $ 8.965      $ 9.300        11,546
                              2010       $ 9.300      $ 9.342        11,061
                              2011       $ 9.342      $ 9.406         7,476
                              2012       $ 9.406      $ 9.526         1,827
                              2013       $ 9.526      $ 9.370         2,095
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.850      $ 9.739        16,866
                              2005       $ 9.739      $ 9.814        20,227
                              2006       $ 9.814      $10.066        12,845
                              2007       $10.066      $10.353        20,653
                              2008       $10.353      $10.397        10,089
                              2009       $10.397      $10.219         8,980
                              2010       $10.219      $10.044         7,233
                              2011       $10.044      $ 9.872         7,186
                              2012       $ 9.872      $ 9.702         1,772
                              2013       $ 9.702      $ 9.536         1,853

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.565      $ 9.332        18,672
                              2005       $ 9.332      $10.813        18,339
                              2006       $10.813      $11.043        11,746
                              2007       $11.043      $12.939         8,590
                              2008       $12.939      $ 6.644         5,871
                              2009       $ 6.644      $11.156         4,963
                              2010       $11.156      $13.971         4,216
                              2011       $13.971      $12.774         3,747
                              2012       $12.774      $14.071         3,743
                              2013       $14.071      $20.794         4,059
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.411      $11.266        16,367
                              2005       $11.266      $11.965        13,441
                              2006       $11.965      $13.494         8,462
                              2007       $13.494      $14.370         7,569
                              2008       $14.370      $10.704         6,395
                              2009       $10.704      $12.565         5,358
                              2010       $12.565      $13.150         1,415
                              2011       $13.150      $11.873         1,126
                              2012       $11.873      $12.447           531
                              2013       $12.447      $13.244             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.416      $10.282         3,573
                              2005       $10.282      $10.633         3,019
                              2006       $10.633      $12.113         2,503
                              2007       $12.113      $11.184         2,042
                              2008       $11.184      $ 6.738         1,492
                              2009       $ 6.738      $ 8.595           854
                              2010       $ 8.595      $ 9.662           329
                              2011       $ 9.662      $ 9.055             0
                              2012       $ 9.055      $10.601             0
                              2013       $10.601      $14.135             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.374      $10.704         5,562
                              2005       $10.704      $11.803         5,061
                              2006       $11.803      $14.816         4,747
                              2007       $14.816      $15.777         2,651
                              2008       $15.777      $ 8.690         2,619
                              2009       $ 8.690      $10.644         2,814
                              2010       $10.644      $11.509         2,431
                              2011       $11.509      $ 9.395         2,418
                              2012       $ 9.395      $11.256         2,564
                              2013       $11.256      $14.168         2,538

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.719      $13.296        3,193
                              2005       $13.296      $13.986        2,522
                              2006       $13.986      $16.123        2,697
                              2007       $16.123      $13.828        1,945
                              2008       $13.828      $ 8.240        1,896
                              2009       $ 8.240      $10.652        1,913
                              2010       $10.652      $13.188          704
                              2011       $13.188      $12.348          678
                              2012       $12.348      $14.257          690
                              2013       $14.257      $19.561          673
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.074      $ 8.334        4,151
                              2005       $ 8.334      $ 8.657        5,649
                              2006       $ 8.657      $ 8.970        3,493
                              2007       $ 8.970      $ 9.301        1,900
                              2008       $ 9.301      $ 5.756          645
                              2009       $ 5.756      $ 9.271          644
                              2010       $ 9.271      $11.006          643
                              2011       $11.006      $ 8.886          642
                              2012       $ 8.886      $ 9.974          642
                              2013       $ 9.974      $14.089          641
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.852      $15.550          297
                              2005       $15.550      $20.457          286
                              2006       $20.457      $27.573          468
                              2007       $27.573      $38.055          823
                              2008       $38.055      $16.221        1,045
                              2009       $16.221      $27.075          721
                              2010       $27.075      $31.671          173
                              2011       $31.671      $25.455          172
                              2012       $25.455      $30.006          181
                              2013       $30.006      $29.186          179
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.307      $10.737        2,662
                              2005       $10.737      $11.720        3,659
                              2006       $11.720      $14.414        3,554
                              2007       $14.414      $16.231        3,994
                              2008       $16.231      $ 8.832        3,134
                              2009       $ 8.832      $11.504        3,474
                              2010       $11.504      $11.948        1,335
                              2011       $11.948      $11.310        1,359
                              2012       $11.310      $12.653        1,394
                              2013       $12.653      $14.418        1,463

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.423          531
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.379      $ 8.875        7,886
                              2005       $ 8.875      $10.093        7,631
                              2006       $10.093      $10.326        7,231
                              2007       $10.326      $12.370        5,539
                              2008       $12.370      $ 6.177        5,936
                              2009       $ 6.177      $10.050        4,887
                              2010       $10.050      $12.135        1,502
                              2011       $12.135      $11.592        1,512
                              2012       $11.592      $13.029        1,556
                              2013       $13.029      $18.960        1,344
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.180      $12.165        1,218
                              2005       $12.165      $14.056        1,099
                              2006       $14.056      $15.095        1,407
                              2007       $15.095      $18.196          604
                              2008       $18.196      $ 9.519          111
                              2009       $ 9.519      $14.749          763
                              2010       $14.749      $19.179          110
                              2011       $19.179      $17.506          110
                              2012       $17.506      $18.698          110
                              2013       $18.698      $25.265          109
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.506      $18.104        4,826
                              2005       $18.104      $20.826        4,696
                              2006       $20.826      $28.255        4,315
                              2007       $28.255      $23.025        1,559
                              2008       $23.025      $14.052        1,039
                              2009       $14.052      $17.725          973
                              2010       $17.725      $22.639          961
                              2011       $22.639      $23.567          930
                              2012       $23.567      $26.827          868
                              2013       $26.827      $26.906          873



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $11.764      $12.853        27,801
                              2005       $12.853      $13.208        29,082
                              2006       $13.208      $15.179        23,383
                              2007       $15.179      $15.634        20,952
                              2008       $15.634      $ 9.108        21,078
                              2009       $ 9.108      $10.768        15,703
                              2010       $10.768      $11.932        10,624
                              2011       $11.932      $12.434         2,426
                              2012       $12.434      $14.320         1,969
                              2013       $14.320      $18.934         1,328
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $11.913      $13.404         7,036
                              2005       $13.404      $14.700        10,544
                              2006       $14.700      $14.262         7,069
                              2007       $14.262      $15.783         6,696
                              2008       $15.783      $ 8.900         5,612
                              2009       $ 8.900      $11.616         3,665
                              2010       $11.616      $13.100         2,884
                              2011       $13.100      $12.994         2,827
                              2012       $12.994      $14.498         2,791
                              2013       $14.498      $19.045         2,205
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $10.833      $11.530         5,468
                              2005       $11.530      $13.009         7,705
                              2006       $13.009      $12.698        12,062
                              2007       $12.698      $14.171        11,414
                              2008       $14.171      $ 8.377        10,700
                              2009       $ 8.377      $11.283         9,024
                              2010       $11.283      $12.174         4,167
                              2011       $12.174      $11.568         3,988
                              2012       $11.568      $13.196         2,838
                              2013       $13.196      $17.759         1,668

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682             0
                              2005       $10.682      $10.840             0
                              2006       $10.840      $11.647             0
                              2007       $11.647      $11.751             0
                              2008       $11.751      $ 8.845             0
                              2009       $ 8.845      $12.399         2,025
                              2010       $12.399      $13.795         2,400
                              2011       $13.795      $14.170         2,061
                              2012       $14.170      $16.085         2,061
                              2013       $16.085      $17.039         2,061
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226             0
                              2005       $11.226      $11.204             0
                              2006       $11.204      $13.014             0
                              2007       $13.014      $13.264             0
                              2008       $13.264      $ 9.166             0
                              2009       $ 9.166      $12.209         3,117
                              2010       $12.209      $13.514           886
                              2011       $13.514      $13.592         2,966
                              2012       $13.592      $15.041         2,966
                              2013       $15.041      $16.836         2,966
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938             0
                              2005       $10.938      $11.878             0
                              2006       $11.878      $13.814           211
                              2007       $13.814      $14.041           210
                              2008       $14.041      $ 8.674           209
                              2009       $ 8.674      $10.741        31,764
                              2010       $10.741      $11.733        14,308
                              2011       $11.733      $11.406           205
                              2012       $11.406      $12.800           204
                              2013       $12.800      $16.129           203
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504         2,061
                              2005       $11.504      $12.450        39,960
                              2006       $12.450      $14.854       120,687
                              2007       $14.854      $16.846       121,035
                              2008       $16.846      $ 9.866       120,919
                              2009       $ 9.866      $13.282        55,671
                              2010       $13.282      $14.145        24,725
                              2011       $14.145      $12.418            93
                              2012       $12.418      $14.423            93
                              2013       $14.423      $17.423            92

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $10.482      $11.022           545
                              2005       $11.022      $11.687           545
                              2006       $11.687      $11.809           545
                              2007       $11.809      $13.567           544
                              2008       $13.567      $ 6.798             0
                              2009       $ 6.798      $11.091             0
                              2010       $11.091      $13.058             0
                              2011       $13.058      $12.036             0
                              2012       $12.036      $13.446        10,548
                              2013       $13.446      $18.511         9,613
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $10.444      $10.955         7,292
                              2005       $10.955      $11.585         8,243
                              2006       $11.585      $11.679         9,841
                              2007       $11.679      $13.382         9,300
                              2008       $13.382      $ 6.689         8,810
                              2009       $ 6.689      $10.884         2,722
                              2010       $10.884      $12.784         2,619
                              2011       $12.784      $11.757         2,224
                              2012       $11.757      $13.096           904
                              2013       $13.096      $17.985           800
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $12.310      $13.857        50,152
                              2005       $13.857      $15.289        47,142
                              2006       $15.289      $18.129        40,961
                              2007       $18.129      $19.204        16,733
                              2008       $19.204      $11.076        17,153
                              2009       $11.076      $15.146        41,118
                              2010       $15.146      $18.188        24,284
                              2011       $18.188      $18.033        10,399
                              2012       $18.033      $20.780         8,592
                              2013       $20.780      $27.408         7,570
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $11.479      $12.023        10,342
                              2005       $12.023      $12.856        10,091
                              2006       $12.856      $13.425        12,286
                              2007       $13.425      $14.771        11,694
                              2008       $14.771      $ 8.344        13,640
                              2009       $ 8.344      $ 9.925        14,319
                              2010       $ 9.925      $11.260        14,247
                              2011       $11.260      $10.187        13,116
                              2012       $10.187      $11.693             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $11.700      $13.497        88,146
                              2005       $13.497      $13.804        88,766
                              2006       $13.804      $15.737        29,247
                              2007       $15.737      $15.098        27,637
                              2008       $15.098      $ 9.522        23,102
                              2009       $ 9.522      $12.011        19,376
                              2010       $12.011      $13.651        14,495
                              2011       $13.651      $13.128         6,547
                              2012       $13.128      $15.336         4,363
                              2013       $15.336      $20.437         3,717
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.786             0
                              2007       $10.786      $11.455             0
                              2008       $11.455      $ 7.861             0
                              2009       $ 7.861      $ 9.907             0
                              2010       $ 9.907      $10.663             0
                              2011       $10.663      $10.468             0
                              2012       $10.468      $11.711             0
                              2013       $11.711      $14.869             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $10.680      $11.353        32,517
                              2005       $11.353      $11.750        32,668
                              2006       $11.750      $12.794        37,727
                              2007       $12.794      $13.057        37,212
                              2008       $13.057      $ 8.150        39,292
                              2009       $ 8.150      $ 9.923        37,270
                              2010       $ 9.923      $10.742        37,869
                              2011       $10.742      $10.546        34,809
                              2012       $10.546      $12.263        29,386
                              2013       $12.263      $15.753        27,088
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $13.509         1,100
                              2012       $13.509      $14.914         1,100
                              2013       $14.914      $18.297         1,100
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $10.363        44,361
                              2012       $10.363      $11.545        43,563
                              2013       $11.545      $13.865        41,065

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $11.128      $12.533        41,010
                              2005       $12.533      $13.073        39,208
                              2006       $13.073      $15.617        38,157
                              2007       $15.617      $16.378        36,245
                              2008       $16.378      $ 9.478        39,186
                              2009       $ 9.478      $10.812        69,961
                              2010       $10.812      $11.883        54,196
                              2011       $11.883      $12.805             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $19.868         5,623
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $12.034      $12.952        10,504
                              2005       $12.952      $12.969        10,655
                              2006       $12.969      $13.888         7,771
                              2007       $13.888      $14.174         7,890
                              2008       $14.174      $10.694         7,248
                              2009       $10.694      $15.157         6,291
                              2010       $15.157      $16.371         6,144
                              2011       $16.371      $16.349         5,927
                              2012       $16.349      $19.032         5,351
                              2013       $19.032      $19.612             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $11.089      $12.061            54
                              2005       $12.061      $12.643            54
                              2006       $12.643      $14.155         1,244
                              2007       $14.155      $14.302         1,001
                              2008       $14.302      $10.335           950
                              2009       $10.335      $12.680         1,102
                              2010       $12.680      $13.968         1,100
                              2011       $13.968      $14.850             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807             0
                              2005       $10.807      $11.424             0
                              2006       $11.424      $12.484             0
                              2007       $12.484      $13.434             0
                              2008       $13.434      $ 9.433             0
                              2009       $ 9.433      $12.066             0
                              2010       $12.066      $13.526             0
                              2011       $13.526      $12.441             0
                              2012       $12.441      $13.559             0
                              2013       $13.559      $17.159             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.116        26,597
                              2005       $11.116      $12.132        26,597
                              2006       $12.132      $12.505        26,597
                              2007       $12.505      $14.445             0
                              2008       $14.445      $ 7.544             0
                              2009       $ 7.544      $11.589             0
                              2010       $11.589      $14.490             0
                              2011       $14.490      $12.902             0
                              2012       $12.902      $14.147             0
                              2013       $14.147      $18.985             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $11.340      $12.287       217,300
                              2005       $12.287      $12.606       228,608
                              2006       $12.606      $14.268       231,991
                              2007       $14.268      $14.716       231,278
                              2008       $14.716      $ 9.069       153,446
                              2009       $ 9.069      $11.230       140,888
                              2010       $11.230      $12.641       133,752
                              2011       $12.641      $12.609       109,077
                              2012       $12.609      $14.308        90,047
                              2013       $14.308      $18.491        85,159
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $10.724      $12.672         1,030
                              2005       $12.672      $14.235         1,029
                              2006       $14.235      $16.786         1,029
                              2007       $16.786      $19.792         1,029
                              2008       $19.792      $12.940         1,028
                              2009       $12.940      $15.105        45,678
                              2010       $15.105      $15.840        20,714
                              2011       $15.840      $18.023           656
                              2012       $18.023      $20.968           655
                              2013       $20.968      $24.212           655
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $10.884      $12.026        14,544
                              2005       $12.026      $14.500        18,613
                              2006       $14.500      $15.333        16,861
                              2007       $15.333      $17.980        14,694
                              2008       $17.980      $ 9.008        15,022
                              2009       $ 9.008      $14.960        12,548
                              2010       $14.960      $18.478         6,719
                              2011       $18.478      $16.774         1,183
                              2012       $16.774      $18.391         1,125
                              2013       $18.391      $19.503             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $10.491      $11.592        15,565
                              2005       $11.592      $12.340        10,959
                              2006       $12.340      $15.745         7,264
                              2007       $15.745      $17.839         6,865
                              2008       $17.839      $10.016         3,334
                              2009       $10.016      $12.536         2,605
                              2010       $12.536      $13.172         2,614
                              2011       $13.172      $11.665         1,370
                              2012       $11.665      $13.540           592
                              2013       $13.540      $16.919           592
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $11.021      $12.157             0
                              2005       $12.157      $12.712             0
                              2006       $12.712      $14.780             0
                              2007       $14.780      $16.940             0
                              2008       $16.940      $ 9.325             0
                              2009       $ 9.325      $ 8.903             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.046      $11.401        54,275
                              2005       $11.401      $11.545        53,107
                              2006       $11.545      $11.948        45,648
                              2007       $11.948      $12.408        45,018
                              2008       $12.408      $11.079        40,301
                              2009       $11.079      $13.310        33,255
                              2010       $13.310      $14.253        22,246
                              2011       $14.253      $14.662        18,543
                              2012       $14.662      $16.394        17,003
                              2013       $16.394      $16.235        18,365
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.148      $10.086       144,023
                              2005       $10.086      $10.058       141,441
                              2006       $10.058      $10.279       130,042
                              2007       $10.279      $10.379       132,731
                              2008       $10.379      $ 8.645       117,661
                              2009       $ 8.645      $ 8.964       107,668
                              2010       $ 8.964      $ 9.002       101,812
                              2011       $ 9.002      $ 9.060        82,483
                              2012       $ 9.060      $ 9.171        84,375
                              2013       $ 9.171      $ 9.018        84,485
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.824      $ 9.711        43,132
                              2005       $ 9.711      $ 9.781        50,449
                              2006       $ 9.781      $10.028        55,783
                              2007       $10.028      $10.310       186,312
                              2008       $10.310      $10.350       191,699
                              2009       $10.350      $10.169        33,042
                              2010       $10.169      $ 9.990        12,406
                              2011       $ 9.990      $ 9.815         8,616
                              2012       $ 9.815      $ 9.643         9,351
                              2013       $ 9.643      $ 9.474         2,433

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $10.502      $11.438        10,719
                              2005       $11.438      $13.248         9,644
                              2006       $13.248      $13.525         8,340
                              2007       $13.525      $15.841         7,331
                              2008       $15.841      $ 8.131         7,995
                              2009       $ 8.131      $13.646         6,417
                              2010       $13.646      $17.083         5,902
                              2011       $17.083      $15.613         4,566
                              2012       $15.613      $17.192         4,612
                              2013       $17.192      $25.396         8,314
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $11.652      $12.605         5,148
                              2005       $12.605      $13.382         5,148
                              2006       $13.382      $15.085         5,337
                              2007       $15.085      $16.058         5,335
                              2008       $16.058      $11.957         2,127
                              2009       $11.957      $14.029         1,963
                              2010       $14.029      $14.678         1,961
                              2011       $14.678      $13.247         1,705
                              2012       $13.247      $13.881         1,704
                              2013       $13.881      $14.768             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $11.255      $12.285           806
                              2005       $12.285      $12.700           812
                              2006       $12.700      $14.462           806
                              2007       $14.462      $13.347           865
                              2008       $13.347      $ 8.038           936
                              2009       $ 8.038      $10.250           960
                              2010       $10.250      $11.517           985
                              2011       $11.517      $10.789           903
                              2012       $10.789      $12.626           850
                              2013       $12.626      $16.829           732
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $10.729      $12.247        39,815
                              2005       $12.247      $13.499         9,962
                              2006       $13.499      $16.937        13,059
                              2007       $16.937      $18.029        12,076
                              2008       $18.029      $ 9.926        12,121
                              2009       $ 9.926      $12.153         9,744
                              2010       $12.153      $13.136         7,134
                              2011       $13.136      $10.719         4,756
                              2012       $10.719      $12.837         3,889
                              2013       $12.837      $16.151         3,008

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $11.811      $14.645        13,208
                              2005       $14.645      $15.399        12,544
                              2006       $15.399      $17.744        11,757
                              2007       $17.744      $15.213        10,947
                              2008       $15.213      $ 9.062         8,029
                              2009       $ 9.062      $11.709         8,516
                              2010       $11.709      $14.491         6,688
                              2011       $14.491      $13.563         2,916
                              2012       $13.563      $15.653         2,279
                              2013       $15.653      $21.467         2,223
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $11.021      $11.371        53,005
                              2005       $11.371      $11.807        47,533
                              2006       $11.807      $12.230        46,247
                              2007       $12.230      $12.676         2,236
                              2008       $12.676      $ 7.841         2,236
                              2009       $ 7.841      $12.624         1,504
                              2010       $12.624      $14.981         1,504
                              2011       $14.981      $12.090         1,690
                              2012       $12.090      $13.566         1,690
                              2013       $13.566      $19.154         1,690
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $13.059      $15.794        28,697
                              2005       $15.794      $20.769        32,078
                              2006       $20.769      $27.982        14,039
                              2007       $27.982      $38.605        13,641
                              2008       $38.605      $16.449        13,712
                              2009       $16.449      $27.444        33,747
                              2010       $27.444      $32.090        17,376
                              2011       $32.090      $25.782         2,753
                              2012       $25.782      $30.379         2,796
                              2013       $30.379      $29.537         5,491
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $10.554      $12.171         7,219
                              2005       $12.171      $13.280         7,003
                              2006       $13.280      $16.326         8,711
                              2007       $16.326      $18.376         7,714
                              2008       $18.376      $ 9.996         7,528
                              2009       $ 9.996      $13.014         4,425
                              2010       $13.014      $13.511           605
                              2011       $13.511      $12.784           626
                              2012       $12.784      $14.297           627
                              2013       $14.297      $16.285           642

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $16.079         1,555
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $10.946      $11.589         7,985
                              2005       $11.589      $13.174         2,181
                              2006       $13.174      $13.473         2,223
                              2007       $13.473      $16.134         2,109
                              2008       $16.134      $ 8.053         1,648
                              2009       $ 8.053      $13.097         1,464
                              2010       $13.097      $15.808         1,413
                              2011       $15.808      $15.095         1,009
                              2012       $15.095      $16.960         1,051
                              2013       $16.960      $24.670           916
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $12.092      $14.445         9,076
                              2005       $14.445      $16.684         8,638
                              2006       $16.684      $17.910         7,873
                              2007       $17.910      $21.580         7,228
                              2008       $21.580      $11.285         4,399
                              2009       $11.285      $17.478        28,660
                              2010       $17.478      $22.718        14,372
                              2011       $22.718      $20.729         4,248
                              2012       $20.729      $22.132         4,279
                              2013       $22.132      $29.892         3,719
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $12.147      $16.276        20,596
                              2005       $16.276      $18.716        17,696
                              2006       $18.716      $25.383         7,888
                              2007       $25.383      $20.676         7,778
                              2008       $20.676      $12.613         8,019
                              2009       $12.613      $15.904         8,245
                              2010       $15.904      $20.305         5,127
                              2011       $20.305      $21.128         5,984
                              2012       $21.128      $24.041         5,246
                              2013       $24.041      $24.102         5,528



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.427      $10.298        6,685
                              2005       $10.298      $10.580        6,683
                              2006       $10.580      $12.156        6,169
                              2007       $12.156      $12.519        2,660
                              2008       $12.519      $ 7.291        1,891
                              2009       $ 7.291      $ 8.619        1,891
                              2010       $ 8.619      $ 9.548        1,891
                              2011       $ 9.548      $ 9.948        1,891
                              2012       $ 9.948      $11.455        1,891
                              2013       $11.455      $15.142        1,891
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.501      $ 9.563          291
                              2005       $ 9.563      $10.486          291
                              2006       $10.486      $10.171          290
                              2007       $10.171      $11.254          290
                              2008       $11.254      $ 6.345          290
                              2009       $ 6.345      $ 8.280            0
                              2010       $ 8.280      $ 9.335            0
                              2011       $ 9.335      $ 9.258            0
                              2012       $ 9.258      $10.327            0
                              2013       $10.327      $13.564            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.661      $ 8.152        2,348
                              2005       $ 8.152      $ 9.195        2,348
                              2006       $ 9.195      $ 8.974        2,347
                              2007       $ 8.974      $10.013        2,346
                              2008       $10.013      $ 5.918        2,346
                              2009       $ 5.918      $ 7.969        2,344
                              2010       $ 7.969      $ 8.596        2,344
                              2011       $ 8.596      $ 8.167        2,343
                              2012       $ 8.167      $ 9.314        2,342
                              2013       $ 9.314      $12.533        2,397

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.680            0
                              2005       $10.680      $10.836            0
                              2006       $10.836      $11.640            0
                              2007       $11.640      $11.742            0
                              2008       $11.742      $ 8.836            0
                              2009       $ 8.836      $12.385            0
                              2010       $12.385      $13.776            0
                              2011       $13.776      $14.148            0
                              2012       $14.148      $16.058            0
                              2013       $16.058      $17.006            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.224            0
                              2005       $11.224      $11.200            0
                              2006       $11.200      $13.007        2,687
                              2007       $13.007      $13.254            0
                              2008       $13.254      $ 9.157            0
                              2009       $ 9.157      $12.195            0
                              2010       $12.195      $13.495            0
                              2011       $13.495      $13.571            0
                              2012       $13.571      $15.015            0
                              2013       $15.015      $16.803            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.936            0
                              2005       $10.936      $11.874            0
                              2006       $11.874      $13.806          147
                              2007       $13.806      $14.030            0
                              2008       $14.030      $ 8.666            0
                              2009       $ 8.666      $10.729            0
                              2010       $10.729      $11.717            0
                              2011       $11.717      $11.389            0
                              2012       $11.389      $12.778            0
                              2013       $12.778      $16.097            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.503            0
                              2005       $11.503      $12.447        1,694
                              2006       $12.447      $14.847        1,694
                              2007       $14.847      $16.835        1,694
                              2008       $16.835      $ 9.858        1,694
                              2009       $ 9.858      $13.268        1,694
                              2010       $13.268      $14.127        1,694
                              2011       $14.127      $12.400        1,694
                              2012       $12.400      $14.399        1,694
                              2013       $14.399      $17.391        1,694

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.275      $ 7.648            0
                              2005       $ 7.648      $ 8.107            0
                              2006       $ 8.107      $ 8.191            0
                              2007       $ 8.191      $ 9.408            0
                              2008       $ 9.408      $ 4.713            0
                              2009       $ 4.713      $ 7.688            0
                              2010       $ 7.688      $ 9.049            0
                              2011       $ 9.049      $ 8.339            0
                              2012       $ 8.339      $ 9.315          181
                              2013       $ 9.315      $12.821            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.228      $ 7.580        9,108
                              2005       $ 7.580      $ 8.014        7,843
                              2006       $ 8.014      $ 8.078        5,346
                              2007       $ 8.078      $ 9.254        4,888
                              2008       $ 9.254      $ 4.625        4,082
                              2009       $ 4.625      $ 7.524        3,940
                              2010       $ 7.524      $ 8.835        3,937
                              2011       $ 8.835      $ 8.123        2,273
                              2012       $ 8.123      $ 9.047        2,276
                              2013       $ 9.047      $12.422        2,111
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.675      $10.889        9,595
                              2005       $10.889      $12.012        8,279
                              2006       $12.012      $14.240        5,985
                              2007       $14.240      $15.082        4,056
                              2008       $15.082      $ 8.696        3,423
                              2009       $ 8.696      $11.890        2,529
                              2010       $11.890      $14.276        2,481
                              2011       $14.276      $14.151          996
                              2012       $14.151      $16.303          989
                              2013       $16.303      $21.499          919
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.719      $ 9.131        3,045
                              2005       $ 9.131      $ 9.761        3,041
                              2006       $ 9.761      $10.191        4,752
                              2007       $10.191      $11.211        3,519
                              2008       $11.211      $ 6.332        3,518
                              2009       $ 6.332      $ 7.530        3,380
                              2010       $ 7.530      $ 8.541        3,380
                              2011       $ 8.541      $ 7.725          198
                              2012       $ 7.725      $ 8.867            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.313      $11.895        9,237
                              2005       $11.895      $12.163        8,035
                              2006       $12.163      $13.864        6,613
                              2007       $13.864      $13.298        4,689
                              2008       $13.298      $ 8.385        4,769
                              2009       $ 8.385      $10.574        2,590
                              2010       $10.574      $12.016        2,584
                              2011       $12.016      $11.553        1,093
                              2012       $11.553      $13.494        1,091
                              2013       $13.494      $17.979          590
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.785        6,184
                              2007       $10.785      $11.451        4,331
                              2008       $11.451      $ 7.857        4,031
                              2009       $ 7.857      $ 9.900        3,344
                              2010       $ 9.900      $10.653        3,344
                              2011       $10.653      $10.457        1,647
                              2012       $10.457      $11.695        1,647
                              2013       $11.695      $14.846        1,647
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.356      $ 9.944        6,291
                              2005       $ 9.944      $10.290        6,287
                              2006       $10.290      $11.201        6,137
                              2007       $11.201      $11.429        6,134
                              2008       $11.429      $ 7.133        3,375
                              2009       $ 7.133      $ 8.682        3,018
                              2010       $ 8.682      $ 9.398        3,014
                              2011       $ 9.398      $ 9.224        3,011
                              2012       $ 9.224      $10.724        3,008
                              2013       $10.724      $13.773        2,784
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.517          462
                              2012       $12.517      $13.816          461
                              2013       $13.816      $16.947            0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.972          203
                              2012       $ 9.972      $11.107          202
                              2013       $11.107      $13.337            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.725      $12.077        2,772
                              2005       $12.077      $12.594        2,771
                              2006       $12.594      $15.043        2,980
                              2007       $15.043      $15.772        1,922
                              2008       $15.772      $ 9.126        1,921
                              2009       $ 9.126      $10.407        1,646
                              2010       $10.407      $11.437        1,645
                              2011       $11.437      $12.323            0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.468          984
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.780      $ 9.449        3,343
                              2005       $ 9.449      $ 9.459        3,344
                              2006       $ 9.459      $10.128        1,162
                              2007       $10.128      $10.334        1,162
                              2008       $10.334      $ 7.795        1,161
                              2009       $ 7.795      $11.046        1,078
                              2010       $11.046      $11.929        1,078
                              2011       $11.929      $11.910        1,077
                              2012       $11.910      $13.862        1,077
                              2013       $13.862      $14.283            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.291      $11.191          467
                              2005       $11.191      $11.729          466
                              2006       $11.729      $13.129          619
                              2007       $13.129      $13.263          465
                              2008       $13.263      $ 9.581          464
                              2009       $ 9.581      $11.754          463
                              2010       $11.754      $12.945          462
                              2011       $12.945      $13.762            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.805            0
                              2005       $10.805      $11.420            0
                              2006       $11.420      $12.478            0
                              2007       $12.478      $13.424            0
                              2008       $13.424      $ 9.424            0
                              2009       $ 9.424      $12.053            0
                              2010       $12.053      $13.508            0
                              2011       $13.508      $12.422            0
                              2012       $12.422      $13.536            0
                              2013       $13.536      $17.125            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.114            0
                              2005       $11.114      $12.128            0
                              2006       $12.128      $12.498            0
                              2007       $12.498      $14.435            0
                              2008       $14.435      $ 7.537            0
                              2009       $ 7.537      $11.576            0
                              2010       $11.576      $14.470            0
                              2011       $14.470      $12.882            0
                              2012       $12.882      $14.123            0
                              2013       $14.123      $18.948            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.980      $ 9.728        6,286
                              2005       $ 9.728      $ 9.979        6,281
                              2006       $ 9.979      $11.292        5,813
                              2007       $11.292      $11.644        5,461
                              2008       $11.644      $ 7.174        3,124
                              2009       $ 7.174      $ 8.883        3,123
                              2010       $ 8.883      $ 9.997        3,123
                              2011       $ 9.997      $ 9.970        3,122
                              2012       $ 9.970      $11.310        3,122
                              2013       $11.310      $14.614        3,121
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.216      $ 8.526            0
                              2005       $ 8.526      $ 9.576            0
                              2006       $ 9.576      $11.289            0
                              2007       $11.289      $13.308            0
                              2008       $13.308      $ 8.699            0
                              2009       $ 8.699      $10.153            0
                              2010       $10.153      $10.644            0
                              2011       $10.644      $12.109            0
                              2012       $12.109      $14.085            0
                              2013       $14.085      $16.261            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.590      $ 9.490        3,314
                              2005       $ 9.490      $11.439        3,314
                              2006       $11.439      $12.094        3,883
                              2007       $12.094      $14.180        3,883
                              2008       $14.180      $ 7.102        3,875
                              2009       $ 7.102      $11.793        3,307
                              2010       $11.793      $14.563        3,307
                              2011       $14.563      $13.217        3,307
                              2012       $13.217      $14.489        3,307
                              2013       $14.489      $15.364            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.300      $10.274         2,708
                              2005       $10.274      $10.935         2,704
                              2006       $10.935      $13.950         2,139
                              2007       $13.950      $15.802         2,136
                              2008       $15.802      $ 8.870         1,775
                              2009       $ 8.870      $11.100         1,680
                              2010       $11.100      $11.661         1,684
                              2011       $11.661      $10.325            95
                              2012       $10.325      $11.981            98
                              2013       $11.981      $14.969             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.942      $ 9.862           796
                              2005       $ 9.862      $10.310           796
                              2006       $10.310      $11.985           545
                              2007       $11.985      $13.734           545
                              2008       $13.734      $ 7.559           545
                              2009       $ 7.559      $ 7.216             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.427      $11.792         6,521
                              2005       $11.792      $11.939         6,121
                              2006       $11.939      $12.352         5,568
                              2007       $12.352      $12.826         3,826
                              2008       $12.826      $11.449         3,529
                              2009       $11.449      $13.752         2,944
                              2010       $13.752      $14.724         2,951
                              2011       $14.724      $15.144            77
                              2012       $15.144      $16.929            76
                              2013       $16.929      $16.762           154
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.487      $10.420        13,964
                              2005       $10.420      $10.390        12,806
                              2006       $10.390      $10.616        16,086
                              2007       $10.616      $10.717        13,683
                              2008       $10.717      $ 8.924        13,501
                              2009       $ 8.924      $ 9.252        10,704
                              2010       $ 9.252      $ 9.289        10,787
                              2011       $ 9.289      $ 9.347         6,142
                              2012       $ 9.347      $ 9.460         6,142
                              2013       $ 9.460      $ 9.300         5,961
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.835      $ 9.719           774
                              2005       $ 9.719      $ 9.788           776
                              2006       $ 9.788      $10.032           711
                              2007       $10.032      $10.312           710
                              2008       $10.312      $10.350         3,113
                              2009       $10.350      $10.167         1,102
                              2010       $10.167      $ 9.987           704
                              2011       $ 9.987      $ 9.810           318
                              2012       $ 9.810      $ 9.636           314
                              2013       $ 9.636      $ 9.465             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.552      $ 9.312        6,992
                              2005       $ 9.312      $10.783        6,982
                              2006       $10.783      $11.006        6,982
                              2007       $11.006      $12.888        6,969
                              2008       $12.888      $ 6.614        2,619
                              2009       $ 6.614      $11.099        2,602
                              2010       $11.099      $13.891        2,593
                              2011       $13.891      $12.693        2,583
                              2012       $12.693      $13.974        2,592
                              2013       $13.974      $20.638        5,865
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.395      $11.242        3,617
                              2005       $11.242      $11.933        3,230
                              2006       $11.933      $13.449        3,018
                              2007       $13.449      $14.314          757
                              2008       $14.314      $10.656          502
                              2009       $10.656      $12.500          500
                              2010       $12.500      $13.075          475
                              2011       $13.075      $11.799          474
                              2012       $11.799      $12.361          474
                              2013       $12.361      $13.150            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.402      $10.260        5,073
                              2005       $10.260      $10.604        4,315
                              2006       $10.604      $12.073        4,300
                              2007       $12.073      $11.140        4,266
                              2008       $11.140      $ 6.707        4,377
                              2009       $ 6.707      $ 8.551        4,395
                              2010       $ 8.551      $ 9.607        4,366
                              2011       $ 9.607      $ 8.998        3,196
                              2012       $ 8.998      $10.528        3,184
                              2013       $10.528      $14.029        3,002
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.360      $10.681        7,630
                              2005       $10.681      $11.771        6,993
                              2006       $11.771      $14.767        7,449
                              2007       $14.767      $15.715        4,871
                              2008       $15.715      $ 8.651        4,125
                              2009       $ 8.651      $10.589        3,554
                              2010       $10.589      $11.443        3,616
                              2011       $11.443      $ 9.336        2,631
                              2012       $ 9.336      $11.179        2,630
                              2013       $11.179      $14.061        2,075

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.709      $13.275        1,030
                              2005       $13.275      $13.956          930
                              2006       $13.956      $16.078        1,218
                              2007       $16.078      $13.781          347
                              2008       $13.781      $ 8.207          326
                              2009       $ 8.207      $10.603          329
                              2010       $10.603      $13.120          285
                              2011       $13.120      $12.277            0
                              2012       $12.277      $14.166            0
                              2013       $14.166      $19.424            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.061      $ 8.316        3,598
                              2005       $ 8.316      $ 8.633        2,354
                              2006       $ 8.633      $ 8.940        2,352
                              2007       $ 8.940      $ 9.265        2,350
                              2008       $ 9.265      $ 5.730        2,000
                              2009       $ 5.730      $ 9.223        1,999
                              2010       $ 9.223      $10.943        1,998
                              2011       $10.943      $ 8.830        1,184
                              2012       $ 8.830      $ 9.905        1,183
                              2013       $ 9.905      $13.983        1,183
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.833      $15.517        1,185
                              2005       $15.517      $20.401          918
                              2006       $20.401      $27.481          918
                              2007       $27.481      $37.906          709
                              2008       $37.906      $16.148          709
                              2009       $16.148      $26.937          709
                              2010       $26.937      $31.491          709
                              2011       $31.491      $25.295            0
                              2012       $25.295      $29.799            0
                              2013       $29.799      $28.968            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.293      $10.714          208
                              2005       $10.714      $11.689          200
                              2006       $11.689      $14.366            0
                              2007       $14.366      $16.167            0
                              2008       $16.167      $ 8.792            0
                              2009       $ 8.792      $11.445            0
                              2010       $11.445      $11.880            0
                              2011       $11.880      $11.239            0
                              2012       $11.239      $12.566            0
                              2013       $12.566      $14.310            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.315            0
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.367      $ 8.856            0
                              2005       $ 8.856      $10.065            0
                              2006       $10.065      $10.292            0
                              2007       $10.292      $12.321            0
                              2008       $12.321      $ 6.149            0
                              2009       $ 6.149      $ 9.998            0
                              2010       $ 9.998      $12.065            0
                              2011       $12.065      $11.519            0
                              2012       $11.519      $12.939            0
                              2013       $12.939      $18.818            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.170      $12.145        1,416
                              2005       $12.145      $14.025        1,011
                              2006       $14.025      $15.053          657
                              2007       $15.053      $18.134          413
                              2008       $18.134      $ 9.481          275
                              2009       $ 9.481      $14.681          229
                              2010       $14.681      $19.079          191
                              2011       $19.079      $17.405            0
                              2012       $17.405      $18.579            0
                              2013       $18.579      $25.088            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.485      $18.065        4,046
                              2005       $18.065      $20.770        3,915
                              2006       $20.770      $28.162        2,664
                              2007       $28.162      $22.935        1,381
                              2008       $22.935      $13.989          798
                              2009       $13.989      $17.635          740
                              2010       $17.635      $22.510          740
                              2011       $22.510      $23.418           78
                              2012       $23.418      $26.642           77
                              2013       $26.642      $26.704           77



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.73



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.420      $10.287        31,412
                              2005       $10.287      $10.565        37,836
                              2006       $10.565      $12.136        42,483
                              2007       $12.136      $12.494        38,506
                              2008       $12.494      $ 7.275        30,384
                              2009       $ 7.275      $ 8.597        29,534
                              2010       $ 8.597      $ 9.521        27,054
                              2011       $ 9.521      $ 9.916        26,977
                              2012       $ 9.916      $11.415        26,032
                              2013       $11.415      $15.085        25,692
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.495      $ 9.553         8,291
                              2005       $ 9.553      $10.472         6,852
                              2006       $10.472      $10.155         1,611
                              2007       $10.155      $11.232         1,097
                              2008       $11.232      $ 6.330           763
                              2009       $ 6.330      $ 8.258           762
                              2010       $ 8.258      $ 9.308           761
                              2011       $ 9.308      $ 9.229           336
                              2012       $ 9.229      $10.291            92
                              2013       $10.291      $13.513             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.655      $ 8.143         8,688
                              2005       $ 8.143      $ 9.183         7,465
                              2006       $ 9.183      $ 8.959         7,356
                              2007       $ 8.959      $ 9.993         6,059
                              2008       $ 9.993      $ 5.904         5,609
                              2009       $ 5.904      $ 7.949         5,474
                              2010       $ 7.949      $ 8.572         5,372
                              2011       $ 8.572      $ 8.141         5,275
                              2012       $ 8.141      $ 9.282         4,318
                              2013       $ 9.282      $12.486         3,911

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.678            0
                              2005       $10.678      $10.831        1,974
                              2006       $10.831      $11.631        1,974
                              2007       $11.631      $11.729        1,974
                              2008       $11.729      $ 8.824        1,974
                              2009       $ 8.824      $12.363        1,974
                              2010       $12.363      $13.749        1,974
                              2011       $13.749      $14.116        1,974
                              2012       $14.116      $16.016        1,974
                              2013       $16.016      $16.956        1,974
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.222            0
                              2005       $11.222      $11.194        1,881
                              2006       $11.194      $12.997        3,629
                              2007       $12.997      $13.239        3,629
                              2008       $13.239      $ 9.144        1,881
                              2009       $ 9.144      $12.174        1,881
                              2010       $12.174      $13.468        1,881
                              2011       $13.468      $13.540        1,881
                              2012       $13.540      $14.976        1,881
                              2013       $14.976      $16.754        1,881
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.934            0
                              2005       $10.934      $11.868            0
                              2006       $11.868      $13.795        2,397
                              2007       $13.795      $14.015        2,467
                              2008       $14.015      $ 8.654          856
                              2009       $ 8.654      $10.711          860
                              2010       $10.711      $11.694          922
                              2011       $11.694      $11.362          877
                              2012       $11.362      $12.745          727
                              2013       $12.745      $16.050            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.501            0
                              2005       $11.501      $12.440        3,840
                              2006       $12.440      $14.834        5,261
                              2007       $14.834      $16.815        5,261
                              2008       $16.815      $ 9.843        3,840
                              2009       $ 9.843      $13.245        5,129
                              2010       $13.245      $14.098        5,128
                              2011       $14.098      $12.371        5,126
                              2012       $12.371      $14.360        4,733
                              2013       $14.360      $17.339        4,586

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.269      $ 7.640         1,028
                              2005       $ 7.640      $ 8.096         1,062
                              2006       $ 8.096      $ 8.177         1,209
                              2007       $ 8.177      $ 9.390             0
                              2008       $ 9.390      $ 4.703             0
                              2009       $ 4.703      $ 7.668             0
                              2010       $ 7.668      $ 9.024             0
                              2011       $ 9.024      $ 8.313             0
                              2012       $ 8.313      $ 9.283         1,805
                              2013       $ 9.283      $12.773         1,805
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.223      $ 7.572        11,139
                              2005       $ 7.572      $ 8.003         8,411
                              2006       $ 8.003      $ 8.065         6,818
                              2007       $ 8.065      $ 9.235         5,354
                              2008       $ 9.235      $ 4.614         4,469
                              2009       $ 4.614      $ 7.504         4,427
                              2010       $ 7.504      $ 8.810         4,088
                              2011       $ 8.810      $ 8.098         4,006
                              2012       $ 8.098      $ 9.016         1,974
                              2013       $ 9.016      $12.375         1,917
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.668      $10.877        17,046
                              2005       $10.877      $11.995        15,165
                              2006       $11.995      $14.216         8,240
                              2007       $14.216      $15.052         6,428
                              2008       $15.052      $ 8.677         5,795
                              2009       $ 8.677      $11.860         5,564
                              2010       $11.860      $14.235         4,009
                              2011       $14.235      $14.106         3,869
                              2012       $14.106      $16.246         3,614
                              2013       $16.246      $21.418         3,506
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.712      $ 9.121        10,659
                              2005       $ 9.121      $ 9.748        10,233
                              2006       $ 9.748      $10.174        10,229
                              2007       $10.174      $11.189         9,132
                              2008       $11.189      $ 6.317         1,993
                              2009       $ 6.317      $ 7.510         1,968
                              2010       $ 7.510      $ 8.516         1,968
                              2011       $ 8.516      $ 7.701         1,968
                              2012       $ 7.701      $ 8.838             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.308      $11.885        20,092
                              2005       $11.885      $12.150        24,574
                              2006       $12.150      $13.844        19,413
                              2007       $13.844      $13.276        17,317
                              2008       $13.276      $ 8.368        16,968
                              2009       $ 8.368      $10.550        16,520
                              2010       $10.550      $11.985        14,874
                              2011       $11.985      $11.520        14,433
                              2012       $11.520      $13.451        12,862
                              2013       $13.451      $17.916        10,553
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.783         6,376
                              2007       $10.783      $11.446         1,864
                              2008       $11.446      $ 7.850         1,587
                              2009       $ 7.850      $ 9.889         1,529
                              2010       $ 9.889      $10.638         1,529
                              2011       $10.638      $10.439         1,529
                              2012       $10.439      $11.672             0
                              2013       $11.672      $14.812             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.349      $ 9.933        19,616
                              2005       $ 9.933      $10.276         9,307
                              2006       $10.276      $11.183         7,345
                              2007       $11.183      $11.407         5,474
                              2008       $11.407      $ 7.117         5,303
                              2009       $ 7.117      $ 8.660         4,901
                              2010       $ 8.660      $ 9.371         4,448
                              2011       $ 9.371      $ 9.195         4,310
                              2012       $ 9.195      $10.687         4,094
                              2013       $10.687      $13.721         3,937
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.478           985
                              2012       $12.478      $13.768           985
                              2013       $13.768      $16.883           985
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.940         6,122
                              2012       $ 9.940      $11.069         5,985
                              2013       $11.069      $13.286         4,870

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.717      $12.064         7,548
                              2005       $12.064      $12.577        10,175
                              2006       $12.577      $15.018         9,256
                              2007       $15.018      $15.742         7,793
                              2008       $15.742      $ 9.105         7,669
                              2009       $ 9.105      $10.381         7,523
                              2010       $10.381      $11.404         6,122
                              2011       $11.404      $12.287             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.413         2,024
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.774      $ 9.439        13,543
                              2005       $ 9.439      $ 9.446         2,771
                              2006       $ 9.446      $10.111         2,752
                              2007       $10.111      $10.314         2,731
                              2008       $10.314      $ 7.778         2,703
                              2009       $ 7.778      $11.018         2,376
                              2010       $11.018      $11.895         2,024
                              2011       $11.895      $11.873         2,024
                              2012       $11.873      $13.814         2,024
                              2013       $13.814      $14.233             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.283      $11.179         4,044
                              2005       $11.179      $11.713         3,586
                              2006       $11.713      $13.107         3,585
                              2007       $13.107      $13.237         1,886
                              2008       $13.237      $ 9.560         1,885
                              2009       $ 9.560      $11.723         1,883
                              2010       $11.723      $12.908         1,881
                              2011       $12.908      $13.721             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.803             0
                              2005       $10.803      $11.414         3,834
                              2006       $11.414      $12.468         3,834
                              2007       $12.468      $13.409         3,834
                              2008       $13.409      $ 9.411         3,834
                              2009       $ 9.411      $12.032         3,834
                              2010       $12.032      $13.481         3,834
                              2011       $13.481      $12.393         3,834
                              2012       $12.393      $13.501         3,834
                              2013       $13.501      $17.076         3,834

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.112           244
                              2005       $11.112      $12.123           822
                              2006       $12.123      $12.490           822
                              2007       $12.490      $14.421           821
                              2008       $14.421      $ 7.527           821
                              2009       $ 7.527      $11.557           821
                              2010       $11.557      $14.443           820
                              2011       $14.443      $12.854           579
                              2012       $12.854      $14.088           158
                              2013       $14.088      $18.896             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.974      $ 9.718        10,597
                              2005       $ 9.718      $ 9.965         9,718
                              2006       $ 9.965      $11.273         6,224
                              2007       $11.273      $11.622         5,545
                              2008       $11.622      $ 7.158         4,505
                              2009       $ 7.158      $ 8.860         4,505
                              2010       $ 8.860      $ 9.968         4,505
                              2011       $ 9.968      $ 9.938         4,505
                              2012       $ 9.938      $11.271         1,661
                              2013       $11.271      $14.559             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.211      $ 8.516         3,637
                              2005       $ 8.516      $ 9.563         5,915
                              2006       $ 9.563      $11.270         5,807
                              2007       $11.270      $13.282         5,707
                              2008       $13.282      $ 8.679         5,700
                              2009       $ 8.679      $10.127         5,761
                              2010       $10.127      $10.614         5,831
                              2011       $10.614      $12.070         5,670
                              2012       $12.070      $14.036         5,578
                              2013       $14.036      $16.200         5,673
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.584      $ 9.480         1,222
                              2005       $ 9.480      $11.424         1,110
                              2006       $11.424      $12.074         1,039
                              2007       $12.074      $14.152           933
                              2008       $14.152      $ 7.086           870
                              2009       $ 7.086      $11.763           807
                              2010       $11.763      $14.521           366
                              2011       $14.521      $13.176           366
                              2012       $13.176      $14.439           100
                              2013       $14.439      $15.309             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.293      $10.264        13,451
                              2005       $10.264      $10.920         2,830
                              2006       $10.920      $13.927         2,759
                              2007       $13.927      $15.771         2,696
                              2008       $15.771      $ 8.850         2,412
                              2009       $ 8.850      $11.071         2,257
                              2010       $11.071      $11.627         2,122
                              2011       $11.627      $10.292         1,994
                              2012       $10.292      $11.940           202
                              2013       $11.940      $14.913            95
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.935      $ 9.851         1,646
                              2005       $ 9.851      $10.296         1,644
                              2006       $10.296      $11.965         1,642
                              2007       $11.965      $13.707         1,642
                              2008       $13.707      $ 7.542         1,642
                              2009       $ 7.542      $ 7.199             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.418      $11.780         5,504
                              2005       $11.780      $11.923         6,781
                              2006       $11.923      $12.332         6,706
                              2007       $12.332      $12.801         5,704
                              2008       $12.801      $11.424         5,585
                              2009       $11.424      $13.717         4,177
                              2010       $13.717      $14.682         4,170
                              2011       $14.682      $15.096         4,163
                              2012       $15.096      $16.871         2,717
                              2013       $16.871      $16.699         2,711
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.479      $10.409         2,039
                              2005       $10.409      $10.375         6,052
                              2006       $10.375      $10.598         6,114
                              2007       $10.598      $10.696         7,738
                              2008       $10.696      $ 8.904         7,525
                              2009       $ 8.904      $ 9.228         7,079
                              2010       $ 9.228      $ 9.262         7,105
                              2011       $ 9.262      $ 9.318         7,044
                              2012       $ 9.318      $ 9.427         6,980
                              2013       $ 9.427      $ 9.265         6,233
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.827      $ 9.708        24,078
                              2005       $ 9.708      $ 9.774        23,530
                              2006       $ 9.774      $10.015        10,784
                              2007       $10.015      $10.292        16,741
                              2008       $10.292      $10.327         1,405
                              2009       $10.327      $10.141           135
                              2010       $10.141      $ 9.958           104
                              2011       $ 9.958      $ 9.779            75
                              2012       $ 9.779      $ 9.602            47
                              2013       $ 9.602      $ 9.429            23

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.545      $ 9.302        21,461
                              2005       $ 9.302      $10.769         9,432
                              2006       $10.769      $10.988         9,364
                              2007       $10.988      $12.863         7,084
                              2008       $12.863      $ 6.599         6,900
                              2009       $ 6.599      $11.070         6,411
                              2010       $11.070      $13.851         4,679
                              2011       $13.851      $12.653         4,702
                              2012       $12.653      $13.926         4,778
                              2013       $13.926      $20.561         4,628
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.387      $11.231        22,844
                              2005       $11.231      $11.917        22,267
                              2006       $11.917      $13.427        21,407
                              2007       $13.427      $14.286        22,133
                              2008       $14.286      $10.632        21,924
                              2009       $10.632      $12.469        21,478
                              2010       $12.469      $13.038        21,000
                              2011       $13.038      $11.761        21,107
                              2012       $11.761      $12.319        19,325
                              2013       $12.319      $13.103             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.394      $10.249         2,453
                              2005       $10.249      $10.590         1,618
                              2006       $10.590      $12.053         1,618
                              2007       $12.053      $11.118         1,618
                              2008       $11.118      $ 6.692           697
                              2009       $ 6.692      $ 8.530           697
                              2010       $ 8.530      $ 9.579           697
                              2011       $ 9.579      $ 8.969           697
                              2012       $ 8.969      $10.491           191
                              2013       $10.491      $13.977             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.352      $10.670        12,098
                              2005       $10.670      $11.755        11,375
                              2006       $11.755      $14.742        10,224
                              2007       $14.742      $15.684         8,943
                              2008       $15.684      $ 8.631         8,945
                              2009       $ 8.631      $10.562         8,549
                              2010       $10.562      $11.411         8,617
                              2011       $11.411      $ 9.307         8,497
                              2012       $ 9.307      $11.140         8,306
                              2013       $11.140      $14.009         7,338

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.703      $13.264         5,377
                              2005       $13.264      $13.940         6,879
                              2006       $13.940      $16.055         5,110
                              2007       $16.055      $13.758         5,078
                              2008       $13.758      $ 8.191         4,668
                              2009       $ 8.191      $10.578         4,323
                              2010       $10.578      $13.085         4,288
                              2011       $13.085      $12.241         4,046
                              2012       $12.241      $14.121         3,839
                              2013       $14.121      $19.356         3,745
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.055      $ 8.307        12,622
                              2005       $ 8.307      $ 8.621         2,021
                              2006       $ 8.621      $ 8.926         2,021
                              2007       $ 8.926      $ 9.247         2,011
                              2008       $ 9.247      $ 5.717         1,991
                              2009       $ 5.717      $ 9.200         1,981
                              2010       $ 9.200      $10.912         1,970
                              2011       $10.912      $ 8.802         1,959
                              2012       $ 8.802      $ 9.871           230
                              2013       $ 9.871      $13.930           220
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.823      $15.501           539
                              2005       $15.501      $20.374         1,756
                              2006       $20.374      $27.436         2,185
                              2007       $27.436      $37.832         1,670
                              2008       $37.832      $16.111         1,736
                              2009       $16.111      $26.868         1,665
                              2010       $26.868      $31.401         1,646
                              2011       $31.401      $25.215         1,682
                              2012       $25.215      $29.696         1,637
                              2013       $29.696      $28.859         1,312
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.286      $10.703           677
                              2005       $10.703      $11.673           747
                              2006       $11.673      $14.342             0
                              2007       $14.342      $16.135             0
                              2008       $16.135      $ 8.773             0
                              2009       $ 8.773      $11.415             0
                              2010       $11.415      $11.846             0
                              2011       $11.846      $11.203             0
                              2012       $11.203      $12.523             0
                              2013       $12.523      $14.256             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.262        18,352
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.360      $ 8.847         1,682
                              2005       $ 8.847      $10.051         1,090
                              2006       $10.051      $10.275         1,059
                              2007       $10.275      $12.297         1,032
                              2008       $12.297      $ 6.135           736
                              2009       $ 6.135      $ 9.973           736
                              2010       $ 9.973      $12.031           736
                              2011       $12.031      $11.482           736
                              2012       $11.482      $12.895           201
                              2013       $12.895      $18.747             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.165      $12.136         2,171
                              2005       $12.136      $14.010         2,693
                              2006       $14.010      $15.032         2,693
                              2007       $15.032      $18.103         2,693
                              2008       $18.103      $ 9.462         2,231
                              2009       $ 9.462      $14.647         2,231
                              2010       $14.647      $19.029         2,231
                              2011       $19.029      $17.354         2,231
                              2012       $17.354      $18.520         1,362
                              2013       $18.520      $25.001         1,036
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.475      $18.046         3,382
                              2005       $18.046      $20.741         3,631
                              2006       $20.741      $28.115         1,978
                              2007       $28.115      $22.890         2,002
                              2008       $22.890      $13.957         1,909
                              2009       $13.957      $17.590         1,552
                              2010       $17.590      $22.446         1,449
                              2011       $22.446      $23.344         1,407
                              2012       $23.344      $26.550         1,292
                              2013       $26.550      $26.604           923



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.74



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.417      $10.283       106,290
                              2005       $10.283      $10.560        92,313
                              2006       $10.560      $12.129        78,450
                              2007       $12.129      $12.486        47,878
                              2008       $12.486      $ 7.270        49,783
                              2009       $ 7.270      $ 8.589        29,198
                              2010       $ 8.589      $ 9.512        26,242
                              2011       $ 9.512      $ 9.906        22,417
                              2012       $ 9.906      $11.402        19,015
                              2013       $11.402      $15.066        14,088
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.493      $ 9.550         2,878
                              2005       $ 9.550      $10.467         2,876
                              2006       $10.467      $10.149         1,741
                              2007       $10.149      $11.225         1,181
                              2008       $11.225      $ 6.326         1,080
                              2009       $ 6.326      $ 8.251           952
                              2010       $ 8.251      $ 9.300           951
                              2011       $ 9.300      $ 9.219           950
                              2012       $ 9.219      $10.279             0
                              2013       $10.279      $13.496             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.653      $ 8.140        15,850
                              2005       $ 8.140      $ 9.179        14,908
                              2006       $ 9.179      $ 8.954        13,695
                              2007       $ 8.954      $ 9.987        21,006
                              2008       $ 9.987      $ 5.900        17,794
                              2009       $ 5.900      $ 7.942         3,521
                              2010       $ 7.942      $ 8.564         3,521
                              2011       $ 8.564      $ 8.133         3,521
                              2012       $ 8.133      $ 9.271           906
                              2013       $ 9.271      $12.470           906

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677             0
                              2005       $10.677      $10.830           835
                              2006       $10.830      $11.629           760
                              2007       $11.629      $11.726         2,832
                              2008       $11.726      $ 8.821         2,668
                              2009       $ 8.821      $12.358             0
                              2010       $12.358      $13.741             0
                              2011       $13.741      $14.106             0
                              2012       $14.106      $16.003             0
                              2013       $16.003      $16.941             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221         8,134
                              2005       $11.221      $11.193        19,028
                              2006       $11.193      $12.994        17,847
                              2007       $12.994      $13.235        17,228
                              2008       $13.235      $ 9.140         7,181
                              2009       $ 9.140      $12.167         4,976
                              2010       $12.167      $13.459         4,976
                              2011       $13.459      $13.530         4,976
                              2012       $13.530      $14.963         4,976
                              2013       $14.963      $16.738         4,976
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.933             0
                              2005       $10.933      $11.867           637
                              2006       $11.867      $13.792         8,217
                              2007       $13.792      $14.011        13,110
                              2008       $14.011      $ 8.651         7,660
                              2009       $ 8.651      $10.705         1,205
                              2010       $10.705      $11.687             0
                              2011       $11.687      $11.354             0
                              2012       $11.354      $12.735           457
                              2013       $12.735      $16.036           456
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.500             0
                              2005       $11.500      $12.438        11,647
                              2006       $12.438      $14.831        14,719
                              2007       $14.831      $16.809        13,984
                              2008       $16.809      $ 9.839         9,961
                              2009       $ 9.839      $13.238         2,943
                              2010       $13.238      $14.089         2,255
                              2011       $14.089      $12.362         1,747
                              2012       $12.362      $14.348         2,025
                              2013       $14.348      $17.323         2,956

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.267      $ 7.637         2,103
                              2005       $ 7.637      $ 8.093         2,102
                              2006       $ 8.093      $ 8.172         1,714
                              2007       $ 8.172      $ 9.383         1,698
                              2008       $ 9.383      $ 4.699         1,150
                              2009       $ 4.699      $ 7.662         1,150
                              2010       $ 7.662      $ 9.015         1,149
                              2011       $ 9.015      $ 8.304           229
                              2012       $ 8.304      $ 9.272         1,139
                              2013       $ 9.272      $12.757           228
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.221      $ 7.570        24,426
                              2005       $ 7.570      $ 8.000        20,438
                              2006       $ 8.000      $ 8.060        18,987
                              2007       $ 8.060      $ 9.229        17,641
                              2008       $ 9.229      $ 4.611        16,096
                              2009       $ 4.611      $ 7.498        15,249
                              2010       $ 7.498      $ 8.802        12,288
                              2011       $ 8.802      $ 8.089        12,695
                              2012       $ 8.089      $ 9.005         9,946
                              2013       $ 9.005      $12.360         4,994
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.665      $10.874        51,083
                              2005       $10.874      $11.990        47,023
                              2006       $11.990      $14.209        40,603
                              2007       $14.209      $15.042        34,762
                              2008       $15.042      $ 8.670        28,860
                              2009       $ 8.670      $11.850        17,687
                              2010       $11.850      $14.221        17,281
                              2011       $14.221      $14.091        13,718
                              2012       $14.091      $16.228         9,229
                              2013       $16.228      $21.391         9,819
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.710      $ 9.118         5,340
                              2005       $ 9.118      $ 9.743         3,913
                              2006       $ 9.743      $10.169         5,649
                              2007       $10.169      $11.181         4,266
                              2008       $11.181      $ 6.313         3,240
                              2009       $ 6.313      $ 7.504         2,218
                              2010       $ 7.504      $ 8.508         2,221
                              2011       $ 8.508      $ 7.693         2,105
                              2012       $ 7.693      $ 8.829             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.306      $11.882        48,186
                              2005       $11.882      $12.146        41,048
                              2006       $12.146      $13.838        36,279
                              2007       $13.838      $13.268        32,689
                              2008       $13.268      $ 8.362        30,661
                              2009       $ 8.362      $10.542        22,053
                              2010       $10.542      $11.974        21,851
                              2011       $11.974      $11.509        18,912
                              2012       $11.509      $13.437        18,819
                              2013       $13.437      $17.895        14,006
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.782         6,336
                              2007       $10.782      $11.444         3,885
                              2008       $11.444      $ 7.848         1,740
                              2009       $ 7.848      $ 9.886         1,638
                              2010       $ 9.886      $10.633         1,637
                              2011       $10.633      $10.433         1,637
                              2012       $10.433      $11.664             0
                              2013       $11.664      $14.801             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.347      $ 9.930        32,617
                              2005       $ 9.930      $10.271        21,417
                              2006       $10.271      $11.176        21,993
                              2007       $11.176      $11.399        17,433
                              2008       $11.399      $ 7.111        12,836
                              2009       $ 7.111      $ 8.653        12,148
                              2010       $ 8.653      $ 9.362        12,145
                              2011       $ 9.362      $ 9.186         5,898
                              2012       $ 9.186      $10.674         4,232
                              2013       $10.674      $13.704         4,230
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.465         3,782
                              2012       $12.465      $13.753         3,479
                              2013       $13.753      $16.862         4,316
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.930         6,147
                              2012       $ 9.930      $11.056         6,147
                              2013       $11.056      $13.270         5,585

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.714      $12.060        16,555
                              2005       $12.060      $12.571        20,868
                              2006       $12.571      $15.009        18,314
                              2007       $15.009      $15.731        15,829
                              2008       $15.731      $ 9.099        19,142
                              2009       $ 9.099      $10.372         9,411
                              2010       $10.372      $11.393         9,421
                              2011       $11.393      $12.275             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.395            57
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.772      $ 9.435        13,826
                              2005       $ 9.435      $ 9.442        11,692
                              2006       $ 9.442      $10.105        10,053
                              2007       $10.105      $10.307         1,605
                              2008       $10.307      $ 7.772         1,027
                              2009       $ 7.772      $11.008           727
                              2010       $11.008      $11.883           721
                              2011       $11.883      $11.860           625
                              2012       $11.860      $13.798            57
                              2013       $13.798      $14.216             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.280      $11.175        12,305
                              2005       $11.175      $11.708        12,939
                              2006       $11.708      $13.100        11,722
                              2007       $13.100      $13.228        11,439
                              2008       $13.228      $ 9.553         6,614
                              2009       $ 9.553      $11.713         4,173
                              2010       $11.713      $12.896         3,970
                              2011       $12.896      $13.707             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802             0
                              2005       $10.802      $11.412             0
                              2006       $11.412      $12.464             0
                              2007       $12.464      $13.404             0
                              2008       $13.404      $ 9.407           293
                              2009       $ 9.407      $12.025           144
                              2010       $12.025      $13.472           141
                              2011       $13.472      $12.383             0
                              2012       $12.383      $13.489             0
                              2013       $13.489      $17.059             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.111             0
                              2005       $11.111      $12.120             0
                              2006       $12.120      $12.485             0
                              2007       $12.485      $14.413             0
                              2008       $14.413      $ 7.523             0
                              2009       $ 7.523      $11.549             0
                              2010       $11.549      $14.432             0
                              2011       $14.432      $12.843             0
                              2012       $12.843      $14.074             0
                              2013       $14.074      $18.875             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.971      $ 9.714        51,235
                              2005       $ 9.714      $ 9.960        42,193
                              2006       $ 9.960      $11.267        20,801
                              2007       $11.267      $11.614        13,117
                              2008       $11.614      $ 7.153         7,251
                              2009       $ 7.153      $ 8.852         8,943
                              2010       $ 8.852      $ 9.959        10,198
                              2011       $ 9.959      $ 9.928        10,017
                              2012       $ 9.928      $11.258         4,795
                              2013       $11.258      $14.541         2,216
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.209      $ 8.513         5,862
                              2005       $ 8.513      $ 9.558         6,309
                              2006       $ 9.558      $11.264         5,938
                              2007       $11.264      $13.274         5,882
                              2008       $13.274      $ 8.673         6,327
                              2009       $ 8.673      $10.118         5,241
                              2010       $10.118      $10.604         4,582
                              2011       $10.604      $12.058         2,222
                              2012       $12.058      $14.020             0
                              2013       $14.020      $16.179             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.582      $ 9.476         5,113
                              2005       $ 9.476      $11.418         3,402
                              2006       $11.418      $12.067         3,401
                              2007       $12.067      $14.143         3,979
                              2008       $14.143      $ 7.081         3,994
                              2009       $ 7.081      $11.753         3,993
                              2010       $11.753      $14.508         3,992
                              2011       $14.508      $13.162         3,992
                              2012       $13.162      $14.422         3,991
                              2013       $14.422      $15.291             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.291      $10.260        11,682
                              2005       $10.260      $10.915        10,926
                              2006       $10.915      $13.919        14,625
                              2007       $13.919      $15.760         8,998
                              2008       $15.760      $ 8.843         8,963
                              2009       $ 8.843      $11.062         9,744
                              2010       $11.062      $11.616         9,669
                              2011       $11.616      $10.281         8,506
                              2012       $10.281      $11.926         6,066
                              2013       $11.926      $14.894         4,989
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.933      $ 9.848         2,573
                              2005       $ 9.848      $10.291         2,699
                              2006       $10.291      $11.958         3,148
                              2007       $11.958      $13.698         2,851
                              2008       $13.698      $ 7.536           296
                              2009       $ 7.536      $ 7.193             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.415      $11.776        33,502
                              2005       $11.776      $11.917        43,259
                              2006       $11.917      $12.325        40,886
                              2007       $12.325      $12.793        37,797
                              2008       $12.793      $11.415        34,086
                              2009       $11.415      $13.706        29,058
                              2010       $13.706      $14.668        28,759
                              2011       $14.668      $15.080        23,982
                              2012       $15.080      $16.851        21,948
                              2013       $16.851      $16.678        23,043
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.476      $10.406        24,002
                              2005       $10.406      $10.371        16,570
                              2006       $10.371      $10.592        12,428
                              2007       $10.592      $10.689        12,445
                              2008       $10.689      $ 8.897        14,168
                              2009       $ 8.897      $ 9.221        45,998
                              2010       $ 9.221      $ 9.253        45,395
                              2011       $ 9.253      $ 9.308        44,496
                              2012       $ 9.308      $ 9.416        42,860
                              2013       $ 9.416      $ 9.253        42,359
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.825      $ 9.705        31,619
                              2005       $ 9.705      $ 9.770        20,991
                              2006       $ 9.770      $10.010        13,535
                              2007       $10.010      $10.285         1,471
                              2008       $10.285      $10.319         5,892
                              2009       $10.319      $10.132         5,705
                              2010       $10.132      $ 9.949         5,701
                              2011       $ 9.949      $ 9.769         3,392
                              2012       $ 9.769      $ 9.591         6,847
                              2013       $ 9.591      $ 9.417           302

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.543      $ 9.299        26,861
                              2005       $ 9.299      $10.764        17,923
                              2006       $10.764      $10.982         9,355
                              2007       $10.982      $12.855         5,856
                              2008       $12.855      $ 6.594         4,187
                              2009       $ 6.594      $11.061         4,185
                              2010       $11.061      $13.838         5,374
                              2011       $13.838      $12.640         4,596
                              2012       $12.640      $13.909         4,594
                              2013       $13.909      $20.535         8,708
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.385      $11.227        30,261
                              2005       $11.227      $11.911        29,015
                              2006       $11.911      $13.419        35,078
                              2007       $13.419      $14.277        30,417
                              2008       $14.277      $10.624        27,567
                              2009       $10.624      $12.458        24,673
                              2010       $12.458      $13.026        23,514
                              2011       $13.026      $11.749        20,910
                              2012       $11.749      $12.304        19,892
                              2013       $12.304      $13.088             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.392      $10.245         1,684
                              2005       $10.245      $10.585         1,688
                              2006       $10.585      $12.046         1,058
                              2007       $12.046      $11.111         1,058
                              2008       $11.111      $ 6.687         1,058
                              2009       $ 6.687      $ 8.522         1,058
                              2010       $ 8.522      $ 9.570         1,058
                              2011       $ 9.570      $ 8.960         1,058
                              2012       $ 8.960      $10.479             0
                              2013       $10.479      $13.959             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.350      $10.666        18,280
                              2005       $10.666      $11.750        17,420
                              2006       $11.750      $14.734        19,992
                              2007       $14.734      $15.674        17,540
                              2008       $15.674      $ 8.625        16,994
                              2009       $ 8.625      $10.553        14,118
                              2010       $10.553      $11.400        11,711
                              2011       $11.400      $ 9.297        11,171
                              2012       $ 9.297      $11.127        10,280
                              2013       $11.127      $13.991         6,202

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.701      $13.261        13,094
                              2005       $13.261      $13.935         9,363
                              2006       $13.935      $16.048         8,914
                              2007       $16.048      $13.750         5,025
                              2008       $13.750      $ 8.185         4,662
                              2009       $ 8.185      $10.570         3,867
                              2010       $10.570      $13.074         5,587
                              2011       $13.074      $12.229         5,455
                              2012       $12.229      $14.106         3,269
                              2013       $14.106      $19.334         3,119
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.053      $ 8.304        41,085
                              2005       $ 8.304      $ 8.618        34,313
                              2006       $ 8.618      $ 8.921        34,030
                              2007       $ 8.921      $ 9.241         4,470
                              2008       $ 9.241      $ 5.712         4,373
                              2009       $ 5.712      $ 9.192         2,441
                              2010       $ 9.192      $10.901             0
                              2011       $10.901      $ 8.792             0
                              2012       $ 8.792      $ 9.860             0
                              2013       $ 9.860      $13.913             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.820      $15.495           369
                              2005       $15.495      $20.364         1,140
                              2006       $20.364      $27.421         3,521
                              2007       $27.421      $37.807         3,057
                              2008       $37.807      $16.099         2,944
                              2009       $16.099      $26.845         2,749
                              2010       $26.845      $31.371         2,707
                              2011       $31.371      $25.189         2,707
                              2012       $25.189      $29.662         2,647
                              2013       $29.662      $28.823         2,587
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.284      $10.699         5,427
                              2005       $10.699      $11.667         6,343
                              2006       $11.667      $14.334         5,928
                              2007       $14.334      $16.125         4,129
                              2008       $16.125      $ 8.766           941
                              2009       $ 8.766      $11.406         3,684
                              2010       $11.406      $11.834           155
                              2011       $11.834      $11.192           155
                              2012       $11.192      $12.508           155
                              2013       $12.508      $14.238           154

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.244        19,770
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.358      $ 8.844         1,104
                              2005       $ 8.844      $10.047         1,037
                              2006       $10.047      $10.269         2,036
                              2007       $10.269      $12.289           300
                              2008       $12.289      $ 6.130             0
                              2009       $ 6.130      $ 9.964             0
                              2010       $ 9.964      $12.019             0
                              2011       $12.019      $11.470             0
                              2012       $11.470      $12.880             0
                              2013       $12.880      $18.724             0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.163      $12.132         4,035
                              2005       $12.132      $14.005         3,899
                              2006       $14.005      $15.025         3,464
                              2007       $15.025      $18.093         7,549
                              2008       $18.093      $ 9.456         6,152
                              2009       $ 9.456      $14.636         1,072
                              2010       $14.636      $19.013           984
                              2011       $19.013      $17.338           903
                              2012       $17.338      $18.500           824
                              2013       $18.500      $24.971           753
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.471      $18.040         3,919
                              2005       $18.040      $20.732         5,922
                              2006       $20.732      $28.100         5,927
                              2007       $28.100      $22.875         3,636
                              2008       $22.875      $13.947         2,663
                              2009       $13.947      $17.575         2,324
                              2010       $17.575      $22.424         2,312
                              2011       $22.424      $23.320         1,335
                              2012       $23.320      $26.519         1,335
                              2013       $26.519      $26.570           345



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.942      $10.855      4,668,739
                              2005       $10.855      $11.146      4,090,295
                              2006       $11.146      $12.801      3,434,765
                              2007       $12.801      $13.176      2,698,684
                              2008       $13.176      $ 7.670      1,987,934
                              2009       $ 7.670      $ 9.062      1,774,647
                              2010       $ 9.062      $10.035      1,555,509
                              2011       $10.035      $10.449      1,271,160
                              2012       $10.449      $12.026      1,093,459
                              2013       $12.026      $15.889        903,648
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.567      $ 6.259      1,300,828
                              2005       $ 6.259      $ 6.860      1,381,719
                              2006       $ 6.860      $ 6.651      1,281,664
                              2007       $ 6.651      $ 7.355        972,840
                              2008       $ 7.355      $ 4.144        785,593
                              2009       $ 4.144      $ 5.406        753,621
                              2010       $ 5.406      $ 6.092        663,782
                              2011       $ 6.092      $ 6.038        492,400
                              2012       $ 6.038      $ 6.732        421,187
                              2013       $ 6.732      $ 8.838        364,148
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 5.303      $ 5.641      1,564,218
                              2005       $ 5.641      $ 6.359      1,465,897
                              2006       $ 6.359      $ 6.203      1,454,980
                              2007       $ 6.203      $ 6.918      1,256,692
                              2008       $ 6.918      $ 4.087      1,083,676
                              2009       $ 4.087      $ 5.500        937,718
                              2010       $ 5.500      $ 5.930        827,739
                              2011       $ 5.930      $ 5.631        678,410
                              2012       $ 5.631      $ 6.419        549,957
                              2013       $ 6.419      $ 8.633        486,341

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677        42,624
                              2005       $10.677      $10.828        54,130
                              2006       $10.828      $11.625        69,780
                              2007       $11.625      $11.721        55,283
                              2008       $11.721      $ 8.816        60,306
                              2009       $ 8.816      $12.350        81,860
                              2010       $12.350      $13.731        86,910
                              2011       $13.731      $14.095        85,344
                              2012       $14.095      $15.989        84,476
                              2013       $15.989      $16.925        67,990
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220       144,870
                              2005       $11.220      $11.191       462,215
                              2006       $11.191      $12.991       713,094
                              2007       $12.991      $13.230       843,262
                              2008       $13.230      $ 9.136       666,996
                              2009       $ 9.136      $12.161       678,017
                              2010       $12.161      $13.451       569,692
                              2011       $13.451      $13.520       491,589
                              2012       $13.520      $14.951       435,989
                              2013       $14.951      $16.723       385,376
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932        92,727
                              2005       $10.932      $11.865       291,753
                              2006       $11.865      $13.789       502,147
                              2007       $13.789      $14.005       496,997
                              2008       $14.005      $ 8.646       323,061
                              2009       $ 8.646      $10.699       318,176
                              2010       $10.699      $11.679       306,157
                              2011       $11.679      $11.346       240,326
                              2012       $11.346      $12.724       199,760
                              2013       $12.724      $16.020       170,394
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499       134,646
                              2005       $11.499      $12.436       459,858
                              2006       $12.436      $14.827       602,947
                              2007       $14.827      $16.803       540,077
                              2008       $16.803      $ 9.835       410,746
                              2009       $ 9.835      $13.230       433,191
                              2010       $13.230      $14.080       420,070
                              2011       $14.080      $12.352       321,615
                              2012       $12.352      $14.336       274,199
                              2013       $14.336      $17.306       245,919

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 4.516      $ 4.745      1,475,725
                              2005       $ 4.745      $ 5.028      1,270,965
                              2006       $ 5.028      $ 5.077      1,003,582
                              2007       $ 5.077      $ 5.829        758,126
                              2008       $ 5.829      $ 2.919        655,030
                              2009       $ 2.919      $ 4.758        609,678
                              2010       $ 4.758      $ 5.598        505,870
                              2011       $ 5.598      $ 5.156        408,958
                              2012       $ 5.156      $ 5.756        949,896
                              2013       $ 5.756      $ 7.919        808,270
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 6.662      $ 6.983      2,487,740
                              2005       $ 6.983      $ 7.379      2,167,218
                              2006       $ 7.379      $ 7.434      1,907,902
                              2007       $ 7.434      $ 8.512      1,560,383
                              2008       $ 8.512      $ 4.252      1,254,025
                              2009       $ 4.252      $ 6.913      1,068,985
                              2010       $ 6.913      $ 8.115        935,838
                              2011       $ 8.115      $ 7.457        715,437
                              2012       $ 7.457      $ 8.301        613,976
                              2013       $ 8.301      $11.391        540,986
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.520      $10.709      3,298,103
                              2005       $10.709      $11.807      2,998,788
                              2006       $11.807      $13.991      2,647,402
                              2007       $13.991      $14.810      2,093,332
                              2008       $14.810      $ 8.536      1,536,256
                              2009       $ 8.536      $11.664      1,349,041
                              2010       $11.664      $13.998      1,158,219
                              2011       $13.998      $13.868        915,106
                              2012       $13.868      $15.969        742,300
                              2013       $15.969      $21.049        605,569
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 5.874      $ 6.148      1,543,912
                              2005       $ 6.148      $ 6.569      1,391,899
                              2006       $ 6.569      $ 6.855      1,620,505
                              2007       $ 6.855      $ 7.537      1,328,800
                              2008       $ 7.537      $ 4.255      1,042,965
                              2009       $ 4.255      $ 5.057        985,737
                              2010       $ 5.057      $ 5.733        879,695
                              2011       $ 5.733      $ 5.183        729,587
                              2012       $ 5.183      $ 5.948              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.305      $11.879      4,692,162
                              2005       $11.879      $12.141      4,582,941
                              2006       $12.141      $13.832      4,010,523
                              2007       $13.832      $13.261      3,247,626
                              2008       $13.261      $ 8.357      2,517,172
                              2009       $ 8.357      $10.534      2,275,796
                              2010       $10.534      $11.964      1,993,232
                              2011       $11.964      $11.498      1,565,698
                              2012       $11.498      $13.422      1,299,096
                              2013       $13.422      $17.874      1,083,604
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.781        940,918
                              2007       $10.781      $11.442        757,347
                              2008       $11.442      $ 7.846        556,068
                              2009       $ 7.846      $ 9.882        500,105
                              2010       $ 9.882      $10.628        444,294
                              2011       $10.628      $10.427        373,106
                              2012       $10.427      $11.656        318,862
                              2013       $11.656      $14.790        266,592
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.937      $10.556      3,154,351
                              2005       $10.556      $10.918      2,941,147
                              2006       $10.918      $11.879      2,484,631
                              2007       $11.879      $12.115      2,100,896
                              2008       $12.115      $ 7.557      1,691,107
                              2009       $ 7.557      $ 9.194      1,540,114
                              2010       $ 9.194      $ 9.946      1,165,045
                              2011       $ 9.946      $ 9.758        986,820
                              2012       $ 9.758      $11.339        750,443
                              2013       $11.339      $14.555        666,934
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.980        223,866
                              2012       $12.980      $14.320        186,340
                              2013       $14.320      $17.556        159,294
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.325        484,736
                              2012       $ 9.325      $10.381        410,321
                              2013       $10.381      $12.459        348,513

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.069      $11.333      1,626,502
                              2005       $11.333      $11.812      1,516,768
                              2006       $11.812      $14.102      1,286,764
                              2007       $14.102      $14.778      1,021,614
                              2008       $14.778      $ 8.547        746,029
                              2009       $ 8.547      $ 9.742        681,802
                              2010       $ 9.742      $10.700        582,598
                              2011       $10.700      $11.527              0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $ 8.377        223,723
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 5.110      $ 5.496      1,395,462
                              2005       $ 5.496      $ 5.499      1,286,402
                              2006       $ 5.499      $ 5.885        952,543
                              2007       $ 5.885      $ 6.002        784,200
                              2008       $ 6.002      $ 4.525        584,219
                              2009       $ 4.525      $ 6.409        503,699
                              2010       $ 6.409      $ 6.917        449,958
                              2011       $ 6.917      $ 6.903        333,717
                              2012       $ 6.903      $ 8.030        268,184
                              2013       $ 8.030      $ 8.273              0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.714      $11.645        741,291
                              2005       $11.645      $12.199        645,319
                              2006       $12.199      $13.648        634,974
                              2007       $13.648      $13.781        493,633
                              2008       $13.781      $ 9.951        317,825
                              2009       $ 9.951      $12.200        295,413
                              2010       $12.200      $13.431        270,063
                              2011       $13.431      $14.275              0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802         41,109
                              2005       $10.802      $11.411         88,723
                              2006       $11.411      $12.462        108,969
                              2007       $12.462      $13.401         98,872
                              2008       $13.401      $ 9.403         82,016
                              2009       $ 9.403      $12.019         95,476
                              2010       $12.019      $13.464         89,693
                              2011       $13.464      $12.375         75,085
                              2012       $12.375      $13.478         65,791
                              2013       $13.478      $17.044         61,370

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.110        185,623
                              2005       $11.110      $12.120        174,188
                              2006       $12.120      $12.484        177,939
                              2007       $12.484      $14.411        151,192
                              2008       $14.411      $ 7.521        130,716
                              2009       $ 7.521      $11.545        129,677
                              2010       $11.545      $14.425        117,496
                              2011       $14.425      $12.835         98,423
                              2012       $12.835      $14.064         76,497
                              2013       $14.064      $18.861         71,225
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 7.290      $ 7.893      4,561,829
                              2005       $ 7.893      $ 8.092      3,977,510
                              2006       $ 8.092      $ 9.153      3,410,096
                              2007       $ 9.153      $ 9.434      2,759,344
                              2008       $ 9.434      $ 5.809      2,229,452
                              2009       $ 5.809      $ 7.189      2,135,346
                              2010       $ 7.189      $ 8.087      1,858,049
                              2011       $ 8.087      $ 8.061      1,475,013
                              2012       $ 8.061      $ 9.140      1,268,298
                              2013       $ 9.140      $11.804      1,169,108
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 6.374      $ 7.526        995,363
                              2005       $ 7.526      $ 8.449        955,425
                              2006       $ 8.449      $ 9.956        863,444
                              2007       $ 9.956      $11.731        634,995
                              2008       $11.731      $ 7.664        506,869
                              2009       $ 7.664      $ 8.940        476,903
                              2010       $ 8.940      $ 9.369        403,616
                              2011       $ 9.369      $10.652        356,022
                              2012       $10.652      $12.384        323,203
                              2013       $12.384      $14.290        303,610
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 6.324      $ 6.982      1,294,253
                              2005       $ 6.982      $ 8.412      1,123,088
                              2006       $ 8.412      $ 8.890      1,056,141
                              2007       $ 8.890      $10.417        819,901
                              2008       $10.417      $ 5.215        658,557
                              2009       $ 5.215      $ 8.655        564,547
                              2010       $ 8.655      $10.683        497,078
                              2011       $10.683      $ 9.691        403,511
                              2012       $ 9.691      $10.618        353,647
                              2013       $10.618      $11.257              0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 7.186      $ 7.935      1,647,296
                              2005       $ 7.935      $ 8.441      1,401,134
                              2006       $ 8.441      $10.762      1,250,182
                              2007       $10.762      $12.185        952,301
                              2008       $12.185      $ 6.836        729,431
                              2009       $ 6.836      $ 8.551        613,421
                              2010       $ 8.551      $ 8.978        558,150
                              2011       $ 8.978      $ 7.945        464,961
                              2012       $ 7.945      $ 9.216        402,536
                              2013       $ 9.216      $11.508        349,607
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 6.273      $ 6.914        508,753
                              2005       $ 6.914      $ 7.225        458,383
                              2006       $ 7.225      $ 8.395        397,207
                              2007       $ 8.395      $ 9.615        333,729
                              2008       $ 9.615      $ 5.289        270,598
                              2009       $ 5.289      $ 5.049              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $12.611      $13.008      2,422,099
                              2005       $13.008      $13.163      2,051,814
                              2006       $13.163      $13.613      1,845,122
                              2007       $13.613      $14.127      1,607,901
                              2008       $14.127      $12.605      1,286,508
                              2009       $12.605      $15.133      1,214,838
                              2010       $15.133      $16.194        877,020
                              2011       $16.194      $16.647        742,403
                              2012       $16.647      $18.600        689,988
                              2013       $18.600      $18.407        619,532
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.956      $10.881      2,622,457
                              2005       $10.881      $10.843      2,353,613
                              2006       $10.843      $11.074      2,062,909
                              2007       $11.074      $11.174      1,845,204
                              2008       $11.174      $ 9.300      1,376,971
                              2009       $ 9.300      $ 9.637      1,276,044
                              2010       $ 9.637      $ 9.670      1,181,228
                              2011       $ 9.670      $ 9.726        945,854
                              2012       $ 9.726      $ 9.839        868,439
                              2013       $ 9.839      $ 9.667        731,851
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $10.183      $10.058      1,403,818
                              2005       $10.058      $10.124      1,155,833
                              2006       $10.124      $10.372      1,264,392
                              2007       $10.372      $10.656      1,495,033
                              2008       $10.656      $10.690      1,839,977
                              2009       $10.690      $10.496      1,343,716
                              2010       $10.496      $10.305      1,106,617
                              2011       $10.305      $10.117        868,176
                              2012       $10.117      $ 9.932        778,470
                              2013       $ 9.932      $ 9.751        545,423

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 6.309      $ 6.867      4,596,555
                              2005       $ 6.867      $ 7.947      3,934,936
                              2006       $ 7.947      $ 8.108      3,309,829
                              2007       $ 8.108      $ 9.490      2,509,059
                              2008       $ 9.490      $ 4.867      2,003,923
                              2009       $ 4.867      $ 8.164      1,797,094
                              2010       $ 8.164      $10.212      1,549,507
                              2011       $10.212      $ 9.327      1,205,653
                              2012       $ 9.327      $10.263      1,028,170
                              2013       $10.263      $15.150      1,144,292
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $ 9.488      $10.257      2,753,264
                              2005       $10.257      $10.881      2,455,142
                              2006       $10.881      $12.258      2,194,919
                              2007       $12.258      $13.039      1,742,423
                              2008       $13.039      $ 9.702      1,370,610
                              2009       $ 9.702      $11.376      1,297,611
                              2010       $11.376      $11.893      1,206,298
                              2011       $11.893      $10.726        929,531
                              2012       $10.726      $11.232        793,803
                              2013       $11.232      $11.947              0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.625      $10.499        908,815
                              2005       $10.499      $10.846        778,357
                              2006       $10.846      $12.342        679,235
                              2007       $12.342      $11.383        543,343
                              2008       $11.383      $ 6.850        406,562
                              2009       $ 6.850      $ 8.729        386,105
                              2010       $ 8.729      $ 9.801        342,613
                              2011       $ 9.801      $ 9.175        330,922
                              2012       $ 9.175      $10.730        288,497
                              2013       $10.730      $14.291        248,580
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 7.144      $ 8.149      2,577,575
                              2005       $ 8.149      $ 8.975      2,509,433
                              2006       $ 8.975      $11.254      2,358,081
                              2007       $11.254      $11.971      2,027,505
                              2008       $11.971      $ 6.586      1,599,510
                              2009       $ 6.586      $ 8.058      1,389,789
                              2010       $ 8.058      $ 8.704      1,205,680
                              2011       $ 8.704      $ 7.097      1,003,587
                              2012       $ 7.097      $ 8.494        816,928
                              2013       $ 8.494      $10.679        672,689

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.700      $13.257      1,280,419
                              2005       $13.257      $13.930      1,222,210
                              2006       $13.930      $16.041      1,178,909
                              2007       $16.041      $13.742      1,007,299
                              2008       $13.742      $ 8.180        792,962
                              2009       $ 8.180      $10.562        710,135
                              2010       $10.562      $13.063        614,251
                              2011       $13.063      $12.218        490,766
                              2012       $12.218      $14.090        367,782
                              2013       $14.090      $19.311        298,845
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 5.451      $ 5.621      2,096,307
                              2005       $ 5.621      $ 5.832      1,746,200
                              2006       $ 5.832      $ 6.037      1,344,321
                              2007       $ 6.037      $ 6.252      1,000,204
                              2008       $ 6.252      $ 3.865        742,190
                              2009       $ 3.865      $ 6.218        695,994
                              2010       $ 6.218      $ 7.374        595,784
                              2011       $ 7.374      $ 5.947        578,705
                              2012       $ 5.947      $ 6.668        523,630
                              2013       $ 6.668      $ 9.408        451,318
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $ 7.680      $ 9.282      1,086,953
                              2005       $ 9.282      $12.198      1,006,355
                              2006       $12.198      $16.422        892,045
                              2007       $16.422      $22.641        678,030
                              2008       $22.641      $ 9.640        539,750
                              2009       $ 9.640      $16.073        518,947
                              2010       $16.073      $18.781        482,142
                              2011       $18.781      $15.078        410,198
                              2012       $15.078      $17.754        361,857
                              2013       $17.754      $17.250        305,641
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 7.305      $ 8.419        803,830
                              2005       $ 8.419      $ 9.180        797,967
                              2006       $ 9.180      $11.277        790,770
                              2007       $11.277      $12.684        760,910
                              2008       $12.684      $ 6.895        583,594
                              2009       $ 6.895      $ 8.970        584,996
                              2010       $ 8.970      $ 9.306        442,854
                              2011       $ 9.306      $ 8.800        342,339
                              2012       $ 8.800      $ 9.834        306,627
                              2013       $ 9.834      $11.193        257,045

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.001        650,239
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 6.014      $ 6.363      1,101,591
                              2005       $ 6.363      $ 7.228        985,765
                              2006       $ 7.228      $ 7.387        961,796
                              2007       $ 7.387      $ 8.840        816,717
                              2008       $ 8.840      $ 4.409        668,372
                              2009       $ 4.409      $ 7.166        566,804
                              2010       $ 7.166      $ 8.643        489,052
                              2011       $ 8.643      $ 8.247        421,600
                              2012       $ 8.247      $ 9.260        366,149
                              2013       $ 9.260      $13.460        322,828
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.161      $12.129        749,018
                              2005       $12.129      $14.000        761,607
                              2006       $14.000      $15.018        743,358
                              2007       $15.018      $18.083        574,097
                              2008       $18.083      $ 9.449        468,048
                              2009       $ 9.449      $14.625        394,341
                              2010       $14.625      $18.996        339,626
                              2011       $18.996      $17.321        275,836
                              2012       $17.321      $18.480        229,981
                              2013       $18.480      $24.942        182,265
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $16.260      $21.771        787,430
                              2005       $21.771      $25.018        689,910
                              2006       $25.018      $33.905        601,479
                              2007       $33.905      $27.599        460,496
                              2008       $27.599      $16.825        326,725
                              2009       $16.825      $21.199        304,316
                              2010       $21.199      $27.047        269,441
                              2011       $27.047      $28.124        215,134
                              2012       $28.124      $31.979        188,405
                              2013       $31.979      $32.037        172,449



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.403      $10.262        7,442
                              2005       $10.262      $10.532        5,022
                              2006       $10.532      $12.089        5,022
                              2007       $12.089      $12.437        2,636
                              2008       $12.437      $ 7.237            0
                              2009       $ 7.237      $ 8.545            0
                              2010       $ 8.545      $ 9.458            0
                              2011       $ 9.458      $ 9.843            0
                              2012       $ 9.843      $11.323            0
                              2013       $11.323      $14.953            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.480      $ 9.529          604
                              2005       $ 9.529      $10.438          604
                              2006       $10.438      $10.115          604
                              2007       $10.115      $11.181          604
                              2008       $11.181      $ 6.297            0
                              2009       $ 6.297      $ 8.209            0
                              2010       $ 8.209      $ 9.247            0
                              2011       $ 9.247      $ 9.161            0
                              2012       $ 9.161      $10.208            0
                              2013       $10.208      $13.394            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.641      $ 8.123          333
                              2005       $ 8.123      $ 9.154          333
                              2006       $ 9.154      $ 8.924          333
                              2007       $ 8.924      $ 9.947          333
                              2008       $ 9.947      $ 5.873            0
                              2009       $ 5.873      $ 7.901            0
                              2010       $ 7.901      $ 8.515            0
                              2011       $ 8.515      $ 8.081            0
                              2012       $ 8.081      $ 9.207            0
                              2013       $ 9.207      $12.377            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.673          0
                              2005       $10.673      $10.818          0
                              2006       $10.818      $11.609          0
                              2007       $11.609      $11.699          0
                              2008       $11.699      $ 8.795          0
                              2009       $ 8.795      $12.314          0
                              2010       $12.314      $13.684          0
                              2011       $13.684      $14.040          0
                              2012       $14.040      $15.919          0
                              2013       $15.919      $16.842          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217          0
                              2005       $11.217      $11.181          0
                              2006       $11.181      $12.973          0
                              2007       $12.973      $13.205          0
                              2008       $13.205      $ 9.114          0
                              2009       $ 9.114      $12.126          0
                              2010       $12.126      $13.405          0
                              2011       $13.405      $13.467          0
                              2012       $13.467      $14.885          0
                              2013       $14.885      $16.641          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.929          0
                              2005       $10.929      $11.854          0
                              2006       $11.854      $13.769          0
                              2007       $13.769      $13.979          0
                              2008       $13.979      $ 8.626          0
                              2009       $ 8.626      $10.668          0
                              2010       $10.668      $11.639          0
                              2011       $11.639      $11.301          0
                              2012       $11.301      $12.668          0
                              2013       $12.668      $15.942          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.495          0
                              2005       $11.495      $12.425          0
                              2006       $12.425      $14.806          0
                              2007       $14.806      $16.771          0
                              2008       $16.771      $ 9.811          0
                              2009       $ 9.811      $13.192          0
                              2010       $13.192      $14.032          0
                              2011       $14.032      $12.304          0
                              2012       $12.304      $14.273          0
                              2013       $14.273      $17.221          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.256      $ 7.621            0
                              2005       $ 7.621      $ 8.071            0
                              2006       $ 8.071      $ 8.145            0
                              2007       $ 8.145      $ 9.347            0
                              2008       $ 9.347      $ 4.678            0
                              2009       $ 4.678      $ 7.623            0
                              2010       $ 7.623      $ 8.964            0
                              2011       $ 8.964      $ 8.252            0
                              2012       $ 8.252      $ 9.208            0
                              2013       $ 9.208      $12.661            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.210      $ 7.553        1,697
                              2005       $ 7.553      $ 7.978        1,697
                              2006       $ 7.978      $ 8.034        1,697
                              2007       $ 8.034      $ 9.193        1,697
                              2008       $ 9.193      $ 4.590            0
                              2009       $ 4.590      $ 7.460            0
                              2010       $ 7.460      $ 8.751            0
                              2011       $ 8.751      $ 8.038            0
                              2012       $ 8.038      $ 8.943            0
                              2013       $ 8.943      $12.267            0
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.650      $10.851        1,911
                              2005       $10.851      $11.957          655
                              2006       $11.957      $14.162          655
                              2007       $14.162      $14.984          655
                              2008       $14.984      $ 8.631            0
                              2009       $ 8.631      $11.789            0
                              2010       $11.789      $14.140            0
                              2011       $14.140      $14.002            0
                              2012       $14.002      $16.116            0
                              2013       $16.116      $21.231            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.697      $ 9.099            0
                              2005       $ 9.099      $ 9.717            0
                              2006       $ 9.717      $10.135            0
                              2007       $10.135      $11.138            0
                              2008       $11.138      $ 6.284            0
                              2009       $ 6.284      $ 7.466            0
                              2010       $ 7.466      $ 8.460            0
                              2011       $ 8.460      $ 7.644            0
                              2012       $ 7.644      $ 8.771            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.296      $11.863        5,116
                              2005       $11.863      $12.119        5,116
                              2006       $12.119      $13.799        5,116
                              2007       $13.799      $13.223        4,747
                              2008       $13.223      $ 8.329        2,696
                              2009       $ 8.329      $10.494        2,693
                              2010       $10.494      $11.912        2,330
                              2011       $11.912      $11.442        2,328
                              2012       $11.442      $13.351        1,993
                              2013       $13.351      $17.770        1,428
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.778        1,009
                              2007       $10.778      $11.432        1,009
                              2008       $11.432      $ 7.836            0
                              2009       $ 7.836      $ 9.864            0
                              2010       $ 9.864      $10.603            0
                              2011       $10.603      $10.397            0
                              2012       $10.397      $11.617            0
                              2013       $11.617      $14.733            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.333      $ 9.909        4,059
                              2005       $ 9.909      $10.243        3,394
                              2006       $10.243      $11.139        3,019
                              2007       $11.139      $11.355        2,664
                              2008       $11.355      $ 7.079        1,863
                              2009       $ 7.079      $ 8.608            0
                              2010       $ 8.608      $ 9.308            0
                              2011       $ 9.308      $ 9.128            0
                              2012       $ 9.128      $10.600            0
                              2013       $10.600      $13.601            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.386            0
                              2012       $12.386      $13.658            0
                              2013       $13.658      $16.736            0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.867            0
                              2012       $ 9.867      $10.980            0
                              2013       $10.980      $13.170            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.698      $12.034        1,072
                              2005       $12.034      $12.537            0
                              2006       $12.537      $14.960            0
                              2007       $14.960      $15.670            0
                              2008       $15.670      $ 9.057            0
                              2009       $ 9.057      $10.319            0
                              2010       $10.319      $11.328            0
                              2011       $11.328      $12.202            0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.288            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.758      $ 9.415          528
                              2005       $ 9.415      $ 9.416          528
                              2006       $ 9.416      $10.072          528
                              2007       $10.072      $10.267          528
                              2008       $10.267      $ 7.737            0
                              2009       $ 7.737      $10.952            0
                              2010       $10.952      $11.816            0
                              2011       $11.816      $11.785            0
                              2012       $11.785      $13.703            0
                              2013       $13.703      $14.115            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.265      $11.151            0
                              2005       $11.151      $11.676            0
                              2006       $11.676      $13.056            0
                              2007       $13.056      $13.176            0
                              2008       $13.176      $ 9.509            0
                              2009       $ 9.509      $11.654            0
                              2010       $11.654      $12.822            0
                              2011       $12.822      $13.627            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.798            0
                              2005       $10.798      $11.401            0
                              2006       $11.401      $12.444            0
                              2007       $12.444      $13.375            0
                              2008       $13.375      $ 9.380            0
                              2009       $ 9.380      $11.984            0
                              2010       $11.984      $13.418            0
                              2011       $13.418      $12.326            0
                              2012       $12.326      $13.419            0
                              2013       $13.419      $16.960            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.106           0
                              2005       $11.106      $12.107           0
                              2006       $12.107      $12.465           0
                              2007       $12.465      $14.381           0
                              2008       $14.381      $ 7.502           0
                              2009       $ 7.502      $11.510           0
                              2010       $11.510      $14.374           0
                              2011       $14.374      $12.783           0
                              2012       $12.783      $14.000           0
                              2013       $14.000      $18.765           0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.958      $ 9.693         255
                              2005       $ 9.693      $ 9.933         255
                              2006       $ 9.933      $11.230         255
                              2007       $11.230      $11.569         255
                              2008       $11.569      $ 7.120           0
                              2009       $ 7.120      $ 8.807           0
                              2010       $ 8.807      $ 9.902           0
                              2011       $ 9.902      $ 9.865           0
                              2012       $ 9.865      $11.181           0
                              2013       $11.181      $14.432           0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.198      $ 8.495           0
                              2005       $ 8.495      $ 9.532           0
                              2006       $ 9.532      $11.227           0
                              2007       $11.227      $13.222           0
                              2008       $13.222      $ 8.634           0
                              2009       $ 8.634      $10.066           0
                              2010       $10.066      $10.543           0
                              2011       $10.543      $11.982           0
                              2012       $11.982      $13.923           0
                              2013       $13.923      $16.058           0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.569      $ 9.456           0
                              2005       $ 9.456      $11.387           0
                              2006       $11.387      $12.027           0
                              2007       $12.027      $14.087           0
                              2008       $14.087      $ 7.049           0
                              2009       $ 7.049      $11.693           0
                              2010       $11.693      $14.425           0
                              2011       $14.425      $13.079           0
                              2012       $13.079      $14.322           0
                              2013       $14.322      $15.183           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.277      $10.238           310
                              2005       $10.238      $10.886           310
                              2006       $10.886      $13.873           271
                              2007       $13.873      $15.699           233
                              2008       $15.699      $ 8.803           196
                              2009       $ 8.803      $11.005             0
                              2010       $11.005      $11.550             0
                              2011       $11.550      $10.216             0
                              2012       $10.216      $11.844             0
                              2013       $11.844      $14.782             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.919      $ 9.827           197
                              2005       $ 9.827      $10.263           197
                              2006       $10.263      $11.919           197
                              2007       $11.919      $13.644           197
                              2008       $13.644      $ 7.502             0
                              2009       $ 7.502      $ 7.159             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.398      $11.751         4,932
                              2005       $11.751      $11.885         4,068
                              2006       $11.885      $12.284         3,859
                              2007       $12.284      $12.743         3,663
                              2008       $12.743      $11.364         1,033
                              2009       $11.364      $13.636             0
                              2010       $13.636      $14.585             0
                              2011       $14.585      $14.985             0
                              2012       $14.985      $16.735             0
                              2013       $16.735      $16.553             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.460      $10.384        29,764
                              2005       $10.384      $10.343        23,615
                              2006       $10.343      $10.557        19,790
                              2007       $10.557      $10.647        15,266
                              2008       $10.647      $ 8.857         3,170
                              2009       $ 8.857      $ 9.173         1,428
                              2010       $ 9.173      $ 9.201         1,341
                              2011       $ 9.201      $ 9.249         1,340
                              2012       $ 9.249      $ 9.351         1,260
                              2013       $ 9.351      $ 9.184         1,125
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.810      $ 9.684         1,285
                              2005       $ 9.684      $ 9.743         1,285
                              2006       $ 9.743      $ 9.977         1,249
                              2007       $ 9.977      $10.245         6,797
                              2008       $10.245      $10.273         6,331
                              2009       $10.273      $10.081         2,640
                              2010       $10.081      $ 9.892         2,516
                              2011       $ 9.892      $ 9.707           473
                              2012       $ 9.707      $ 9.525           361
                              2013       $ 9.525      $ 9.347           173

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.530      $ 9.279        3,911
                              2005       $ 9.279      $10.734        1,338
                              2006       $10.734      $10.946        1,338
                              2007       $10.946      $12.804        1,338
                              2008       $12.804      $ 6.564            0
                              2009       $ 6.564      $11.004            0
                              2010       $11.004      $13.759            0
                              2011       $13.759      $12.560            0
                              2012       $12.560      $13.813            0
                              2013       $13.813      $20.381            0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.369      $11.203        2,995
                              2005       $11.203      $11.879        2,995
                              2006       $11.879      $13.375        2,995
                              2007       $13.375      $14.221        2,995
                              2008       $14.221      $10.576        1,102
                              2009       $10.576      $12.394        1,101
                              2010       $12.394      $12.951        1,101
                              2011       $12.951      $11.675        1,101
                              2012       $11.675      $12.219        1,101
                              2013       $12.219      $12.995            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.378      $10.224        3,504
                              2005       $10.224      $10.556        3,504
                              2006       $10.556      $12.006        3,504
                              2007       $12.006      $11.068        1,115
                              2008       $11.068      $ 6.657            0
                              2009       $ 6.657      $ 8.479            0
                              2010       $ 8.479      $ 9.515            0
                              2011       $ 9.515      $ 8.903            0
                              2012       $ 8.903      $10.407            0
                              2013       $10.407      $13.854            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.336      $10.644            0
                              2005       $10.644      $11.718            0
                              2006       $11.718      $14.685            0
                              2007       $14.685      $15.613            0
                              2008       $15.613      $ 8.586            0
                              2009       $ 8.586      $10.499            0
                              2010       $10.499      $11.335            0
                              2011       $11.335      $ 9.238            0
                              2012       $ 9.238      $11.050            0
                              2013       $11.050      $13.886            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.691      $13.239            0
                              2005       $13.239      $13.904            0
                              2006       $13.904      $16.003            0
                              2007       $16.003      $13.703            0
                              2008       $13.703      $ 8.153            0
                              2009       $ 8.153      $10.522            0
                              2010       $10.522      $13.006            0
                              2011       $13.006      $12.159            0
                              2012       $12.159      $14.015            0
                              2013       $14.015      $19.199            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.041      $ 8.287            0
                              2005       $ 8.287      $ 8.594            0
                              2006       $ 8.594      $ 8.891            0
                              2007       $ 8.891      $ 9.204            0
                              2008       $ 9.204      $ 5.687            0
                              2009       $ 5.687      $ 9.145            0
                              2010       $ 9.145      $10.839            0
                              2011       $10.839      $ 8.737            0
                              2012       $ 8.737      $ 9.792            0
                              2013       $ 9.792      $13.809            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.800      $15.463            0
                              2005       $15.463      $20.309            0
                              2006       $20.309      $27.330            0
                              2007       $27.330      $37.659            0
                              2008       $37.659      $16.027            0
                              2009       $16.027      $26.708            0
                              2010       $26.708      $31.192            0
                              2011       $31.192      $25.030            0
                              2012       $25.030      $29.457            0
                              2013       $29.457      $28.607            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.269      $10.677        1,186
                              2005       $10.677      $11.636        1,186
                              2006       $11.636      $14.287        1,186
                              2007       $14.287      $16.062        1,186
                              2008       $16.062      $ 8.726        1,034
                              2009       $ 8.726      $11.347        1,033
                              2010       $11.347      $11.767        1,033
                              2011       $11.767      $11.121        1,033
                              2012       $11.121      $12.422        1,033
                              2013       $12.422      $14.132        1,033

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.137        1,101
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.345      $ 8.825            0
                              2005       $ 8.825      $10.020            0
                              2006       $10.020      $10.235            0
                              2007       $10.235      $12.241            0
                              2008       $12.241      $ 6.103            0
                              2009       $ 6.103      $ 9.913            0
                              2010       $ 9.913      $11.951            0
                              2011       $11.951      $11.398            0
                              2012       $11.398      $12.791            0
                              2013       $12.791      $18.583            0
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.153      $12.113          297
                              2005       $12.113      $13.974          297
                              2006       $13.974      $14.983          297
                              2007       $14.983      $18.032          297
                              2008       $18.032      $ 9.418            0
                              2009       $ 9.418      $14.569            0
                              2010       $14.569      $18.914            0
                              2011       $18.914      $17.237            0
                              2012       $17.237      $18.382            0
                              2013       $18.382      $24.797            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.451      $18.001          887
                              2005       $18.001      $20.676          452
                              2006       $20.676      $28.007          452
                              2007       $28.007      $22.786          452
                              2008       $22.786      $13.884          350
                              2009       $13.884      $17.485          349
                              2010       $17.485      $22.296          349
                              2011       $22.296      $23.173          349
                              2012       $23.173      $26.336          349
                              2013       $26.336      $26.371          349



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.84



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.394      $10.247        97,704
                              2005       $10.247      $10.513        91,169
                              2006       $10.513      $12.063        91,430
                              2007       $12.063      $12.404        69,190
                              2008       $12.404      $ 7.215        45,551
                              2009       $ 7.215      $ 8.516        43,368
                              2010       $ 8.516      $ 9.422        41,665
                              2011       $ 9.422      $ 9.802        41,184
                              2012       $ 9.802      $11.271        39,106
                              2013       $11.271      $14.879        36,036
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.471      $ 9.516         3,382
                              2005       $ 9.516      $10.419         3,088
                              2006       $10.419      $10.093         3,061
                              2007       $10.093      $11.151         3,039
                              2008       $11.151      $ 6.278         2,352
                              2009       $ 6.278      $ 8.181         2,333
                              2010       $ 8.181      $ 9.211         2,292
                              2011       $ 9.211      $ 9.122         2,272
                              2012       $ 9.122      $10.161         2,255
                              2013       $10.161      $13.327         2,236
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.633      $ 8.112        11,607
                              2005       $ 8.112      $ 9.137        11,285
                              2006       $ 9.137      $ 8.905         7,843
                              2007       $ 8.905      $ 9.921        10,978
                              2008       $ 9.921      $ 5.856        10,364
                              2009       $ 5.856      $ 7.874        19,267
                              2010       $ 7.874      $ 8.482        17,889
                              2011       $ 8.482      $ 8.047        17,709
                              2012       $ 8.047      $ 9.165        17,302
                              2013       $ 9.165      $12.315        16,220

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.670         1,422
                              2005       $10.670      $10.811             0
                              2006       $10.811      $11.597         2,175
                              2007       $11.597      $11.682             0
                              2008       $11.682      $ 8.778             0
                              2009       $ 8.778      $12.286             0
                              2010       $12.286      $13.648             0
                              2011       $13.648      $13.997             0
                              2012       $13.997      $15.863             0
                              2013       $15.863      $16.776             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214         3,881
                              2005       $11.214      $11.174        10,553
                              2006       $11.174      $12.959        19,158
                              2007       $12.959      $13.186        19,103
                              2008       $13.186      $ 9.097        17,811
                              2009       $ 9.097      $12.098        17,811
                              2010       $12.098      $13.370         8,261
                              2011       $13.370      $13.426        15,263
                              2012       $13.426      $14.833        14,529
                              2013       $14.833      $16.577         6,615
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.926         7,835
                              2005       $10.926      $11.846        19,382
                              2006       $11.846      $13.754        19,320
                              2007       $13.754      $13.958        19,264
                              2008       $13.958      $ 8.610        19,206
                              2009       $ 8.610      $10.644        19,205
                              2010       $10.644      $11.608           831
                              2011       $11.608      $11.267           780
                              2012       $11.267      $12.624           731
                              2013       $12.624      $15.880           686
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.492         1,368
                              2005       $11.492      $12.416             0
                              2006       $12.416      $14.790             0
                              2007       $14.790      $16.746           623
                              2008       $16.746      $ 9.792           623
                              2009       $ 9.792      $13.162           623
                              2010       $13.162      $13.994         4,160
                              2011       $13.994      $12.266         3,204
                              2012       $12.266      $14.223         2,897
                              2013       $14.223      $17.155         2,897

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.249      $ 7.610             0
                              2005       $ 7.610      $ 8.056             0
                              2006       $ 8.056      $ 8.127             0
                              2007       $ 8.127      $ 9.322             0
                              2008       $ 9.322      $ 4.664             0
                              2009       $ 4.664      $ 7.597             0
                              2010       $ 7.597      $ 8.929             0
                              2011       $ 8.929      $ 8.217             0
                              2012       $ 8.217      $ 9.166         8,242
                              2013       $ 9.166      $12.598         8,124
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.202      $ 7.543        49,459
                              2005       $ 7.543      $ 7.963        31,596
                              2006       $ 7.963      $ 8.016        27,257
                              2007       $ 8.016      $ 9.169        23,103
                              2008       $ 9.169      $ 4.576        19,053
                              2009       $ 4.576      $ 7.434        16,293
                              2010       $ 7.434      $ 8.718        15,084
                              2011       $ 8.718      $ 8.004        14,397
                              2012       $ 8.004      $ 8.902        12,803
                              2013       $ 8.902      $12.206        11,774
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.641      $10.835        77,981
                              2005       $10.835      $11.936        59,595
                              2006       $11.936      $14.130        59,778
                              2007       $14.130      $14.944        39,160
                              2008       $14.944      $ 8.605        30,624
                              2009       $ 8.605      $11.749        28,721
                              2010       $11.749      $14.086        25,773
                              2011       $14.086      $13.943        24,830
                              2012       $13.943      $16.042        23,642
                              2013       $16.042      $21.125        21,931
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.688      $ 9.086         7,696
                              2005       $ 9.086      $ 9.699         6,245
                              2006       $ 9.699      $10.112        10,581
                              2007       $10.112      $11.109        10,277
                              2008       $11.109      $ 6.265         9,737
                              2009       $ 6.265      $ 7.440         9,521
                              2010       $ 7.440      $ 8.428         9,474
                              2011       $ 8.428      $ 7.612         9,417
                              2012       $ 7.612      $ 8.733             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.289      $11.850        74,478
                              2005       $11.850      $12.101        61,386
                              2006       $12.101      $13.774        62,749
                              2007       $13.774      $13.193        49,093
                              2008       $13.193      $ 8.307        36,883
                              2009       $ 8.307      $10.461        34,881
                              2010       $10.461      $11.871        32,521
                              2011       $11.871      $11.398        28,669
                              2012       $11.398      $13.294        27,354
                              2013       $13.294      $17.687        26,802
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.775        16,794
                              2007       $10.775      $11.424        15,580
                              2008       $11.424      $ 7.827         8,598
                              2009       $ 7.827      $ 9.849         7,993
                              2010       $ 9.849      $10.583         7,990
                              2011       $10.583      $10.374         7,988
                              2012       $10.374      $11.586         6,937
                              2013       $11.586      $14.688         6,899
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.323      $ 9.895       125,637
                              2005       $ 9.895      $10.225        91,864
                              2006       $10.225      $11.115        82,523
                              2007       $11.115      $11.325        43,213
                              2008       $11.325      $ 7.058        20,643
                              2009       $ 7.058      $ 8.579        20,274
                              2010       $ 8.579      $ 9.273        20,062
                              2011       $ 9.273      $ 9.089        19,933
                              2012       $ 9.089      $10.552        19,446
                              2013       $10.552      $13.533        16,657
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.334         9,001
                              2012       $12.334      $13.595         8,999
                              2013       $13.595      $16.652         8,997
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.826        12,462
                              2012       $ 9.826      $10.929        11,702
                              2013       $10.929      $13.104        11,693

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.687      $12.017        48,272
                              2005       $12.017      $12.515        49,835
                              2006       $12.515      $14.927        49,540
                              2007       $14.927      $15.629        22,555
                              2008       $15.629      $ 9.030         8,464
                              2009       $ 9.030      $10.284         8,452
                              2010       $10.284      $11.285        12,889
                              2011       $11.285      $12.154             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.216         5,933
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.749      $ 9.402        59,314
                              2005       $ 9.402      $ 9.399        58,901
                              2006       $ 9.399      $10.050        47,116
                              2007       $10.050      $10.240        43,647
                              2008       $10.240      $ 7.713        40,294
                              2009       $ 7.713      $10.915        40,294
                              2010       $10.915      $11.771         7,152
                              2011       $11.771      $11.736         6,147
                              2012       $11.736      $13.640         5,933
                              2013       $13.640      $14.048             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.254      $11.136         7,873
                              2005       $11.136      $11.655        16,514
                              2006       $11.655      $13.027        17,041
                              2007       $13.027      $13.142        14,658
                              2008       $13.142      $ 9.481         9,090
                              2009       $ 9.481      $11.614         9,028
                              2010       $11.614      $12.773         9,005
                              2011       $12.773      $13.573             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.795           951
                              2005       $10.795      $11.393             0
                              2006       $11.393      $12.431             0
                              2007       $12.431      $13.355             0
                              2008       $13.355      $ 9.362             0
                              2009       $ 9.362      $11.957             0
                              2010       $11.957      $13.382             0
                              2011       $13.382      $12.288             0
                              2012       $12.288      $13.372             0
                              2013       $13.372      $16.894             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.103             0
                              2005       $11.103      $12.099             0
                              2006       $12.099      $12.451             0
                              2007       $12.451      $14.360             0
                              2008       $14.360      $ 7.488             0
                              2009       $ 7.488      $11.484             0
                              2010       $11.484      $14.335             0
                              2011       $14.335      $12.744             0
                              2012       $12.744      $13.952             0
                              2013       $13.952      $18.693             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.949      $ 9.680        98,705
                              2005       $ 9.680      $ 9.915        94,644
                              2006       $ 9.915      $11.205        79,041
                              2007       $11.205      $11.538        40,921
                              2008       $11.538      $ 7.099        12,517
                              2009       $ 7.099      $ 8.777        11,395
                              2010       $ 8.777      $ 9.864        10,918
                              2011       $ 9.864      $ 9.824         6,880
                              2012       $ 9.824      $11.129         5,709
                              2013       $11.129      $14.360         5,607
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.191      $ 8.483        27,496
                              2005       $ 8.483      $ 9.515        29,044
                              2006       $ 9.515      $11.202        28,546
                              2007       $11.202      $13.187         7,776
                              2008       $13.187      $ 8.608         1,857
                              2009       $ 8.608      $10.032         1,854
                              2010       $10.032      $10.503         3,573
                              2011       $10.503      $11.931         3,335
                              2012       $11.931      $13.859         2,612
                              2013       $13.859      $15.978         2,556
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.560      $ 9.443         7,569
                              2005       $ 9.443      $11.367         2,584
                              2006       $11.367      $12.001         2,335
                              2007       $12.001      $14.050         2,108
                              2008       $14.050      $ 7.028         1,085
                              2009       $ 7.028      $11.653           983
                              2010       $11.653      $14.370         2,397
                              2011       $14.370      $13.024         2,254
                              2012       $13.024      $14.257         2,123
                              2013       $14.257      $15.111             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.267      $10.224        19,421
                              2005       $10.224      $10.866        12,878
                              2006       $10.866      $13.842        13,864
                              2007       $13.842      $15.658        13,315
                              2008       $15.658      $ 8.777        10,196
                              2009       $ 8.777      $10.968         9,591
                              2010       $10.968      $11.506         7,134
                              2011       $11.506      $10.173         6,870
                              2012       $10.173      $11.789         6,499
                              2013       $11.789      $14.708         6,312
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.910      $ 9.813           640
                              2005       $ 9.813      $10.245           598
                              2006       $10.245      $11.892           570
                              2007       $11.892      $13.608           449
                              2008       $13.608      $ 7.479           322
                              2009       $ 7.479      $ 7.137             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.386      $11.734        89,449
                              2005       $11.734      $11.863        88,985
                              2006       $11.863      $12.257        75,551
                              2007       $12.257      $12.709        42,110
                              2008       $12.709      $11.329        23,514
                              2009       $11.329      $13.589        21,770
                              2010       $13.589      $14.529        18,449
                              2011       $14.529      $14.922        17,650
                              2012       $14.922      $16.658        16,509
                              2013       $16.658      $16.470        15,796
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.450      $10.369        38,678
                              2005       $10.369      $10.324        36,636
                              2006       $10.324      $10.534        38,202
                              2007       $10.534      $10.619        34,164
                              2008       $10.619      $ 8.830        30,966
                              2009       $ 8.830      $ 9.142        38,498
                              2010       $ 9.142      $ 9.166        20,856
                              2011       $ 9.166      $ 9.210        19,049
                              2012       $ 9.210      $ 9.308        18,917
                              2013       $ 9.308      $ 9.138        18,801
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.800      $ 9.671        67,007
                              2005       $ 9.671      $ 9.726        66,243
                              2006       $ 9.726      $ 9.955        35,867
                              2007       $ 9.955      $10.218        18,276
                              2008       $10.218      $10.242        15,520
                              2009       $10.242      $10.046         8,014
                              2010       $10.046      $ 9.854         7,944
                              2011       $ 9.854      $ 9.666         7,909
                              2012       $ 9.666      $ 9.481         7,877
                              2013       $ 9.481      $ 9.300        20,615

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.522      $ 9.266        41,362
                              2005       $ 9.266      $10.715        20,991
                              2006       $10.715      $10.921        18,438
                              2007       $10.921      $12.771        18,330
                              2008       $12.771      $ 6.545        13,225
                              2009       $ 6.545      $10.967        12,876
                              2010       $10.967      $13.707        14,160
                              2011       $13.707      $12.507        11,477
                              2012       $12.507      $13.750        11,077
                              2013       $13.750      $20.279        11,426
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.358      $11.187        34,613
                              2005       $11.187      $11.857        22,301
                              2006       $11.857      $13.345        14,754
                              2007       $13.345      $14.184        10,361
                              2008       $14.184      $10.544         8,949
                              2009       $10.544      $12.352         8,589
                              2010       $12.352      $12.902         8,379
                              2011       $12.902      $11.626         8,246
                              2012       $11.626      $12.163         8,008
                              2013       $12.163      $12.933             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.368      $10.209        22,255
                              2005       $10.209      $10.537        20,110
                              2006       $10.537      $11.980        13,071
                              2007       $11.980      $11.039        12,993
                              2008       $11.039      $ 6.637         5,971
                              2009       $ 6.637      $ 8.450         6,160
                              2010       $ 8.450      $ 9.479         6,158
                              2011       $ 9.479      $ 8.866         6,157
                              2012       $ 8.866      $10.359         6,156
                              2013       $10.359      $13.785         6,155
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.326      $10.629        15,197
                              2005       $10.629      $11.697        14,877
                              2006       $11.697      $14.653        12,231
                              2007       $14.653      $15.572        12,845
                              2008       $15.572      $ 8.560        11,055
                              2009       $ 8.560      $10.463         9,781
                              2010       $10.463      $11.292         8,785
                              2011       $11.292      $ 9.199         8,149
                              2012       $ 9.199      $11.000         8,139
                              2013       $11.000      $13.817         8,130

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.684      $13.225        19,553
                              2005       $13.225      $13.884        21,761
                              2006       $13.884      $15.973        22,510
                              2007       $15.973      $13.672        20,944
                              2008       $13.672      $ 8.131        19,669
                              2009       $ 8.131      $10.489        19,607
                              2010       $10.489      $12.961        18,942
                              2011       $12.961      $12.112        17,999
                              2012       $12.112      $13.956        17,320
                              2013       $13.956      $19.109        16,925
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.033      $ 8.275         9,979
                              2005       $ 8.275      $ 8.579         9,392
                              2006       $ 8.579      $ 8.871         8,772
                              2007       $ 8.871      $ 9.180         5,640
                              2008       $ 9.180      $ 5.669         3,761
                              2009       $ 5.669      $ 9.114         3,364
                              2010       $ 9.114      $10.798         3,122
                              2011       $10.798      $ 8.700         2,953
                              2012       $ 8.700      $ 9.747         2,805
                              2013       $ 9.747      $13.740         2,689
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.787      $15.441           279
                              2005       $15.441      $20.272           269
                              2006       $20.272      $27.270           254
                              2007       $27.270      $37.561           243
                              2008       $37.561      $15.978           218
                              2009       $15.978      $26.617           208
                              2010       $26.617      $31.073           816
                              2011       $31.073      $24.925           746
                              2012       $24.925      $29.322           682
                              2013       $29.322      $28.464           674
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.260      $10.661        27,310
                              2005       $10.661      $11.615        17,482
                              2006       $11.615      $14.255        17,633
                              2007       $14.255      $16.020        15,966
                              2008       $16.020      $ 8.700        14,869
                              2009       $ 8.700      $11.309         6,931
                              2010       $11.309      $11.722         6,924
                              2011       $11.722      $11.074         6,897
                              2012       $11.074      $12.365         6,541
                              2013       $12.365      $14.061         6,468

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $14.066         7,906
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.337      $ 8.812        31,157
                              2005       $ 8.812      $10.001         4,295
                              2006       $10.001      $10.213        10,055
                              2007       $10.213      $12.209         3,584
                              2008       $12.209      $ 6.084         3,232
                              2009       $ 6.084      $ 9.879         3,062
                              2010       $ 9.879      $11.905         1,992
                              2011       $11.905      $11.350         1,821
                              2012       $11.350      $12.732         1,662
                              2013       $12.732      $18.490         1,650
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.146      $12.100        12,697
                              2005       $12.100      $13.953        10,702
                              2006       $13.953      $14.955        15,502
                              2007       $14.955      $17.991        11,747
                              2008       $17.991      $ 9.393        11,924
                              2009       $ 9.393      $14.524         3,179
                              2010       $14.524      $18.849         3,088
                              2011       $18.849      $17.171           485
                              2012       $17.171      $18.304           482
                              2013       $18.304      $24.682           476
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.437      $17.976        42,455
                              2005       $17.976      $20.638        42,345
                              2006       $20.638      $27.945        40,550
                              2007       $27.945      $22.726        17,910
                              2008       $22.726      $13.842        10,626
                              2009       $13.842      $17.425         9,277
                              2010       $17.425      $22.211         3,982
                              2011       $22.211      $23.075         3,662
                              2012       $23.075      $26.215         3,387
                              2013       $26.215      $26.239         3,240



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.379      $10.225       450,307
                              2005       $10.225      $10.484       408,626
                              2006       $10.484      $12.023       376,318
                              2007       $12.023      $12.356       316,359
                              2008       $12.356      $ 7.182       265,093
                              2009       $ 7.182      $ 8.473       219,511
                              2010       $ 8.473      $ 9.368       180,695
                              2011       $ 9.368      $ 9.740       148,015
                              2012       $ 9.740      $11.193       137,670
                              2013       $11.193      $14.767        96,182
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.458      $ 9.496        61,958
                              2005       $ 9.496      $10.391        64,667
                              2006       $10.484      $12.023       376,318
                              2007       $10.059      $11.108        59,178
                              2008       $11.108      $ 6.250        43,025
                              2009       $ 6.250      $ 8.139        71,030
                              2010       $ 8.139      $ 9.159        56,564
                              2011       $ 9.159      $ 9.065        44,738
                              2012       $ 9.065      $10.091        39,889
                              2013       $10.091      $13.228        34,247
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.622      $ 8.094       127,106
                              2005       $ 8.094      $ 9.112       109,632
                              2006       $ 9.112      $ 8.875       114,135
                              2007       $ 8.875      $ 9.883        93,508
                              2008       $ 9.883      $ 5.829        81,819
                              2009       $ 5.829      $ 7.834        55,666
                              2010       $ 7.834      $ 8.434        50,934
                              2011       $ 8.434      $ 7.997        36,816
                              2012       $ 7.997      $ 9.102        27,320
                              2013       $ 9.102      $12.222        24,020

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666           105
                              2005       $10.666      $10.801         1,015
                              2006       $10.801      $11.579         5,368
                              2007       $11.579      $11.657         2,744
                              2008       $11.657      $ 8.755         3,022
                              2009       $ 8.755      $12.246         5,821
                              2010       $12.246      $13.595        12,894
                              2011       $13.595      $13.934        10,376
                              2012       $13.934      $15.783        10,839
                              2013       $15.783      $16.681         4,755
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.209         1,293
                              2005       $11.209      $11.163        17,067
                              2006       $11.163      $12.939        50,178
                              2007       $12.939      $13.158        78,766
                              2008       $13.158      $ 9.072        62,172
                              2009       $ 9.072      $12.058       103,677
                              2010       $12.058      $13.317       104,570
                              2011       $13.317      $13.365        79,414
                              2012       $13.365      $14.757        36,736
                              2013       $14.757      $16.482        24,638
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.921         1,564
                              2005       $10.921      $11.835        13,268
                              2006       $11.835      $13.733        35,121
                              2007       $13.733      $13.928        37,994
                              2008       $13.928      $ 8.586        29,988
                              2009       $ 8.586      $10.608        31,791
                              2010       $10.608      $11.562        30,579
                              2011       $11.562      $11.216        31,949
                              2012       $11.216      $12.559        27,783
                              2013       $12.559      $15.789        24,977
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.487         4,315
                              2005       $11.487      $12.405        26,752
                              2006       $12.405      $14.767        40,216
                              2007       $14.767      $16.711        44,245
                              2008       $16.711      $ 9.765        25,777
                              2009       $ 9.765      $13.118        32,594
                              2010       $13.118      $13.939        30,150
                              2011       $13.939      $12.211        26,898
                              2012       $12.211      $14.150        22,617
                              2013       $14.150      $17.056        20,962

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.238      $ 7.594        62,312
                              2005       $ 7.594      $ 8.034        56,702
                              2006       $ 8.034      $ 8.100        52,238
                              2007       $ 8.100      $ 9.286        44,429
                              2008       $ 9.286      $ 4.643        42,681
                              2009       $ 4.643      $ 7.558        37,809
                              2010       $ 7.558      $ 8.878        17,998
                              2011       $ 8.878      $ 8.165        14,319
                              2012       $ 8.165      $ 9.102        72,126
                              2013       $ 9.102      $12.503        65,094
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.191      $ 7.527       267,459
                              2005       $ 7.527      $ 7.942       253,949
                              2006       $ 7.942      $ 7.989       228,453
                              2007       $ 7.989      $ 9.133       194,148
                              2008       $ 9.133      $ 4.555       168,257
                              2009       $ 4.555      $ 7.396       130,459
                              2010       $ 7.396      $ 8.668       117,452
                              2011       $ 8.668      $ 7.954       102,417
                              2012       $ 7.954      $ 8.841        94,178
                              2013       $ 8.841      $12.114        77,356
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.626      $10.812       364,758
                              2005       $10.812      $11.903       344,756
                              2006       $11.903      $14.083       313,313
                              2007       $14.083      $14.886       256,562
                              2008       $14.886      $ 8.566       199,187
                              2009       $ 8.566      $11.689       170,478
                              2010       $11.689      $14.006       151,060
                              2011       $14.006      $13.856       118,362
                              2012       $13.856      $15.931        96,720
                              2013       $15.931      $20.966        82,871
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.675      $ 9.066       137,069
                              2005       $ 9.066      $ 9.673       135,057
                              2006       $ 9.673      $10.079       173,575
                              2007       $10.079      $11.065       152,860
                              2008       $11.065      $ 6.237       109,296
                              2009       $ 6.237      $ 7.402        97,866
                              2010       $ 7.402      $ 8.379        82,857
                              2011       $ 8.379      $ 7.564        70,037
                              2012       $ 7.564      $ 8.676             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.279      $11.831       506,975
                              2005       $11.831      $12.074       496,495
                              2006       $12.074      $13.735       468,737
                              2007       $13.735      $13.148       387,824
                              2008       $13.148      $ 8.273       326,791
                              2009       $ 8.273      $10.413       302,271
                              2010       $10.413      $11.809       230,510
                              2011       $11.809      $11.332       192,669
                              2012       $11.332      $13.209       146,607
                              2013       $13.209      $17.564       118,946
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2009       $ 7.815      $ 9.828        49,461
                              2010       $ 9.828      $10.554        41,197
                              2011       $10.554      $10.338        33,540
                              2012       $10.338      $11.540        30,623
                              2013       $11.540      $14.620        31,750
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.309      $ 9.874       326,216
                              2005       $ 9.874      $10.197       324,816
                              2006       $10.197      $11.078       293,661
                              2007       $11.078      $11.281       243,358
                              2008       $11.281      $ 7.026       209,702
                              2009       $ 7.026      $ 8.535       176,627
                              2010       $ 8.535      $ 9.220       124,662
                              2011       $ 9.220      $ 9.032       113,113
                              2012       $ 9.032      $10.479        88,412
                              2013       $10.479      $13.432        79,021
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.256        23,954
                              2012       $12.256      $13.501        18,992
                              2013       $13.501      $16.527        13,619
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.764        70,732
                              2012       $ 9.764      $10.854        65,145
                              2013       $10.854      $13.006        55,889

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.671      $11.992       171,712
                              2005       $11.992      $12.481       168,650
                              2006       $12.481      $14.877       161,349
                              2007       $14.877      $15.568       140,595
                              2008       $15.568      $ 8.989       112,685
                              2009       $ 8.989      $10.231       112,510
                              2010       $10.231      $11.221        83,482
                              2011       $11.221      $12.082             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.110        31,162
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.736      $ 9.382        73,086
                              2005       $ 9.382      $ 9.374        73,125
                              2006       $ 9.374      $10.016        61,593
                              2007       $10.016      $10.200        61,063
                              2008       $10.200      $ 7.679        46,635
                              2009       $ 7.679      $10.859        31,017
                              2010       $10.859      $11.703        33,056
                              2011       $11.703      $11.662        15,149
                              2012       $11.662      $13.546        13,919
                              2013       $13.546      $13.949             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.239      $11.112        57,695
                              2005       $11.112      $11.623        55,232
                              2006       $11.623      $12.984        50,458
                              2007       $12.984      $13.090        46,422
                              2008       $13.090      $ 9.438        39,067
                              2009       $ 9.438      $11.555        33,967
                              2010       $11.555      $12.701        27,810
                              2011       $12.701      $13.493             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.790         6,573
                              2005       $10.790      $11.382         9,637
                              2006       $11.382      $12.412         8,815
                              2007       $12.412      $13.326         9,413
                              2008       $13.326      $ 9.337         4,005
                              2009       $ 9.337      $11.917         7,917
                              2010       $11.917      $13.330         9,309
                              2011       $13.330      $12.233         9,654
                              2012       $12.233      $13.304         8,925
                              2013       $13.304      $16.798         7,426

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.099        29,081
                              2005       $11.099      $12.088        32,469
                              2006       $12.088      $12.433        32,761
                              2007       $12.433      $14.330        30,762
                              2008       $14.330      $ 7.467        25,008
                              2009       $ 7.467      $11.446        28,853
                              2010       $11.446      $14.279        24,837
                              2011       $14.279      $12.687        23,695
                              2012       $12.687      $13.881        12,002
                              2013       $13.881      $18.586        10,613
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.935      $ 9.659       348,913
                              2005       $ 9.659      $ 9.888       335,708
                              2006       $ 9.888      $11.168       304,202
                              2007       $11.168      $11.493       244,785
                              2008       $11.493      $ 7.067       206,916
                              2009       $ 7.067      $ 8.732       227,961
                              2010       $ 8.732      $ 9.808       191,650
                              2011       $ 9.808      $ 9.762       125,335
                              2012       $ 9.762      $11.052       113,843
                              2013       $11.052      $14.252       107,380
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.180      $ 8.465        71,377
                              2005       $ 8.465      $ 9.489        56,285
                              2006       $ 9.489      $11.165        64,213
                              2007       $11.165      $13.136        53,589
                              2008       $13.136      $ 8.569        42,092
                              2009       $ 8.569      $ 9.981        44,954
                              2010       $ 9.981      $10.443        42,122
                              2011       $10.443      $11.856        30,094
                              2012       $11.856      $13.764        20,723
                              2013       $13.764      $15.858        15,193
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.547      $ 9.423        75,534
                              2005       $ 9.423      $11.336        56,625
                              2006       $11.336      $11.961        68,547
                              2007       $11.961      $13.995        49,852
                              2008       $13.995      $ 6.996        54,792
                              2009       $ 6.996      $11.593        52,502
                              2010       $11.593      $14.288        50,679
                              2011       $14.288      $12.942        36,717
                              2012       $12.942      $14.158        31,806
                              2013       $14.158      $15.004             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.253      $10.202       207,982
                              2005       $10.202      $10.836       176,568
                              2006       $10.836      $13.796       161,459
                              2007       $13.796      $15.596       143,989
                              2008       $15.596      $ 8.737       126,101
                              2009       $ 8.737      $10.912       102,204
                              2010       $10.912      $11.440        81,507
                              2011       $11.440      $10.109        70,579
                              2012       $10.109      $11.708        65,471
                              2013       $11.708      $14.598        42,024
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.897      $ 9.792        47,791
                              2005       $ 9.792      $10.217        47,118
                              2006       $10.217      $11.853        45,731
                              2007       $11.853      $13.555        42,782
                              2008       $13.555      $ 7.446        35,058
                              2009       $ 7.446      $ 7.103             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.369      $11.709       246,055
                              2005       $11.709      $11.831       204,685
                              2006       $11.831      $12.217       170,422
                              2007       $12.217      $12.660       148,168
                              2008       $12.660      $11.278        99,535
                              2009       $11.278      $13.520       107,824
                              2010       $13.520      $14.446        96,203
                              2011       $14.446      $14.828        72,854
                              2012       $14.828      $16.543        67,114
                              2013       $16.543      $16.347        55,960
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.434      $10.347       297,301
                              2005       $10.347      $10.296       285,331
                              2006       $10.296      $10.499       224,364
                              2007       $10.499      $10.578       184,204
                              2008       $10.578      $ 8.791       121,824
                              2009       $ 8.791      $ 9.095       120,481
                              2010       $ 9.095      $ 9.113       109,322
                              2011       $ 9.113      $ 9.152        95,285
                              2012       $ 9.152      $ 9.244        87,634
                              2013       $ 9.244      $ 9.070        79,330
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.785      $ 9.650       131,136
                              2005       $ 9.650      $ 9.699       109,800
                              2006       $ 9.699      $ 9.922        98,057
                              2007       $ 9.922      $10.178        98,564
                              2008       $10.178      $10.195       212,875
                              2009       $10.195      $ 9.995       123,533
                              2010       $ 9.995      $ 9.798        98,460
                              2011       $ 9.798      $ 9.605        88,744
                              2012       $ 9.605      $ 9.416        97,215
                              2013       $ 9.416      $ 9.230        94,598

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.509      $ 9.246       387,007
                              2005       $ 9.246      $10.686       354,728
                              2006       $10.686      $10.885       324,226
                              2007       $10.885      $12.721       265,665
                              2008       $12.721      $ 6.515       239,880
                              2009       $ 6.515      $10.911       185,316
                              2010       $10.911      $13.628       164,878
                              2011       $13.628      $12.428       136,188
                              2012       $12.428      $13.655       108,201
                              2013       $13.655      $20.127       103,847
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.342      $11.163       185,018
                              2005       $11.163      $11.825       174,800
                              2006       $11.825      $13.301       163,323
                              2007       $13.301      $14.128       138,684
                              2008       $14.128      $10.497       122,578
                              2009       $10.497      $12.289       121,079
                              2010       $12.289      $12.828       106,441
                              2011       $12.828      $11.553        96,812
                              2012       $11.553      $12.079        77,779
                              2013       $12.079      $12.842             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.354      $10.188        74,840
                              2005       $10.188      $10.508        60,183
                              2006       $10.508      $11.940        51,131
                              2007       $11.940      $10.996        43,364
                              2008       $10.996      $ 6.607        39,230
                              2009       $ 6.607      $ 8.407        27,192
                              2010       $ 8.407      $ 9.425        23,765
                              2011       $ 9.425      $ 8.810        13,818
                              2012       $ 8.810      $10.288        11,793
                              2013       $10.288      $13.682        10,852
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.312      $10.606       193,306
                              2005       $10.606      $11.665       187,094
                              2006       $11.665      $14.604       191,447
                              2007       $14.604      $15.511       171,382
                              2008       $15.511      $ 8.521       139,346
                              2009       $ 8.521      $10.410       111,869
                              2010       $10.410      $11.227        91,156
                              2011       $11.227      $ 9.141        80,188
                              2012       $ 9.141      $10.924        66,467
                              2013       $10.924      $13.713        50,595

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.673      $13.204       124,346
                              2005       $13.204      $13.854       124,592
                              2006       $13.854      $15.929       118,421
                              2007       $15.929      $13.626       109,059
                              2008       $13.626      $ 8.098        89,724
                              2009       $ 8.098      $10.441        82,054
                              2010       $10.441      $12.894        74,391
                              2011       $12.894      $12.042        62,647
                              2012       $12.042      $13.867        54,738
                              2013       $13.867      $18.976        53,706
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.021      $ 8.257       143,502
                              2005       $ 8.257      $ 8.555       126,102
                              2006       $ 8.555      $ 8.842       104,720
                              2007       $ 8.842      $ 9.144        88,685
                              2008       $ 9.144      $ 5.644        78,389
                              2009       $ 5.644      $ 9.067        69,699
                              2010       $ 9.067      $10.736        61,979
                              2011       $10.736      $ 8.645        55,173
                              2012       $ 8.645      $ 9.679        36,802
                              2013       $ 9.679      $13.637        31,170
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.768      $15.408        56,958
                              2005       $15.408      $20.217        59,869
                              2006       $20.217      $27.179        65,468
                              2007       $27.179      $37.414        53,560
                              2008       $37.414      $15.906        35,101
                              2009       $15.906      $26.481        34,789
                              2010       $26.481      $30.896        37,939
                              2011       $30.896      $24.767        28,176
                              2012       $24.767      $29.120        21,919
                              2013       $29.120      $28.250        15,917
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.246      $10.639        63,359
                              2005       $10.639      $11.583        73,325
                              2006       $11.583      $14.208        72,691
                              2007       $14.208      $15.957        75,217
                              2008       $15.957      $ 8.661        57,496
                              2009       $ 8.661      $11.251        63,131
                              2010       $11.251      $11.655        40,783
                              2011       $11.655      $11.004        27,278
                              2012       $11.004      $12.279        24,868
                              2013       $12.279      $13.956        22,376

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.961        65,558
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.324      $ 8.794        43,350
                              2005       $ 8.794      $ 9.974        52,024
                              2006       $ 9.974      $10.179        52,483
                              2007       $10.179      $12.161        55,395
                              2008       $12.161      $ 6.057        42,698
                              2009       $ 6.057      $ 9.829        36,081
                              2010       $ 9.829      $11.837        26,719
                              2011       $11.837      $11.279        21,003
                              2012       $11.279      $12.644        18,366
                              2013       $12.644      $18.352        18,654
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.136      $12.081       134,760
                              2005       $12.081      $13.923       131,074
                              2006       $13.923      $14.914       127,187
                              2007       $14.914      $17.930        98,462
                              2008       $17.930      $ 9.355        84,787
                              2009       $ 9.355      $14.457        74,416
                              2010       $14.457      $18.751        66,842
                              2011       $18.751      $17.071        41,625
                              2012       $17.071      $18.187        33,076
                              2013       $18.187      $24.510        26,331
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.417      $17.938       107,711
                              2005       $17.938      $20.582       102,983
                              2006       $20.582      $27.852        96,837
                              2007       $27.852      $22.637        82,935
                              2008       $22.637      $13.780        63,258
                              2009       $13.780      $17.336        59,700
                              2010       $17.336      $22.085        40,102
                              2011       $22.085      $22.930        33,271
                              2012       $22.930      $26.034        29,460
                              2013       $26.034      $26.042        27,723



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.379      $10.225           530
                              2005       $10.225      $10.484           514
                              2006       $10.484      $12.023           500
                              2007       $12.023      $12.356           476
                              2008       $12.356      $ 7.182       265,093
                              2010       $10.000      $ 9.368       180,695
                              2011       $ 9.368      $ 9.740       148,015
                              2012       $ 9.740      $11.193       137,670
                              2013       $11.193      $14.767        96,182
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.458      $ 9.496             0
                              2005       $ 9.496      $10.391             0
                              2006       $10.391      $10.059             0
                              2007       $10.059      $11.108             0
                              2008       $11.108      $ 6.250        43,025
                              2010       $10.000      $ 9.159        56,564
                              2011       $ 9.159      $ 9.065        44,738
                              2012       $ 9.065      $10.091        39,889
                              2013       $10.091      $13.228        34,247
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.622      $ 8.094             0
                              2005       $ 8.094      $ 9.112             0
                              2006       $ 9.112      $ 8.875             0
                              2007       $ 8.875      $ 9.883             0
                              2008       $ 9.883      $ 5.829        81,819
                              2010       $10.000      $ 8.434        50,934
                              2011       $ 8.434      $ 7.997        36,816
                              2012       $ 7.997      $ 9.102        27,320
                              2013       $ 9.102      $12.222        24,020

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666             0
                              2005       $10.666      $10.800             0
                              2006       $10.800      $11.578             0
                              2007       $11.578      $11.656             0
                              2008       $11.656      $ 8.755         3,022
                              2010       $10.000      $13.595        12,894
                              2011       $13.595      $13.934        10,376
                              2012       $13.934      $15.783        10,839
                              2013       $15.783      $16.681         4,755
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.209             0
                              2005       $11.209      $11.162             0
                              2006       $11.162      $12.938             0
                              2007       $12.938      $13.156             0
                              2008       $13.156      $ 9.072        62,172
                              2010       $10.000      $13.317       104,570
                              2011       $13.317      $13.365        79,414
                              2012       $13.365      $14.757        36,736
                              2013       $14.757      $16.482        24,638
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.921             0
                              2005       $10.921      $11.834             0
                              2006       $11.834      $13.732             0
                              2007       $13.732      $13.927             0
                              2008       $13.927      $ 8.586        29,988
                              2010       $10.000      $11.562        30,579
                              2011       $11.562      $11.216        31,949
                              2012       $11.216      $12.559        27,783
                              2013       $12.559      $15.789        24,977
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.487             0
                              2005       $11.487      $12.404             0
                              2006       $12.404      $14.766             0
                              2007       $14.766      $16.709             0
                              2008       $16.709      $ 9.765        25,777
                              2010       $10.000      $13.939        30,150
                              2011       $13.939      $12.211        26,898
                              2012       $12.211      $14.150        22,617
                              2013       $14.150      $17.056        20,962
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.238      $ 7.594             0
                              2005       $ 7.594      $ 8.034             0
                              2006       $ 8.034      $ 8.100             0
                              2007       $ 8.100      $ 9.286             0
                              2008       $ 9.286      $ 4.643        42,681
                              2010       $10.000      $ 8.878        17,998
                              2011       $ 8.878      $ 8.165        14,319
                              2012       $ 8.165      $ 9.102        72,126
                              2013       $ 9.102      $12.503        65,094

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.191      $ 7.527           544
                              2005       $ 7.527      $ 7.942         1,294
                              2006       $ 7.942      $ 7.989             0
                              2007       $ 7.989      $ 9.133             0
                              2008       $ 9.133      $ 4.555       168,257
                              2010       $10.000      $ 8.668       117,452
                              2011       $ 8.668      $ 7.954       102,417
                              2012       $ 7.954      $ 8.841        94,178
                              2013       $ 8.841      $12.114        77,356
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.626      $10.812         2,900
                              2005       $10.812      $11.903         2,952
                              2006       $11.903      $14.083         1,917
                              2007       $14.083      $14.886         1,840
                              2008       $14.886      $ 8.566       199,187
                              2010       $10.000      $14.006       151,060
                              2011       $14.006      $13.856       118,362
                              2012       $13.856      $15.931        96,720
                              2013       $15.931      $20.966        82,871
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.675      $ 9.066             0
                              2005       $ 9.066      $ 9.673             0
                              2006       $ 9.673      $10.079             0
                              2007       $10.079      $11.065             0
                              2008       $11.065      $ 6.237       109,296
                              2010       $10.000      $ 8.379        82,857
                              2011       $ 8.379      $ 7.564        70,037
                              2012       $ 7.564      $ 8.676             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.279      $11.831         1,765
                              2005       $11.831      $12.074         3,075
                              2006       $12.074      $13.735         1,385
                              2007       $13.735      $13.148         1,428
                              2008       $13.148      $ 8.273       326,791
                              2010       $10.000      $11.809       230,510
                              2011       $11.809      $11.332       192,669
                              2012       $11.332      $13.209       146,607
                              2013       $13.209      $17.564       118,946

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2010       $10.000      $10.554        41,197
                              2011       $10.554      $10.338        33,540
                              2012       $10.338      $11.540        30,623
                              2013       $11.540      $14.620        31,750
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.309      $ 9.874         3,141
                              2005       $ 9.874      $10.197         2,494
                              2006       $10.197      $11.078         2,321
                              2007       $11.078      $11.281         2,240
                              2008       $11.281      $ 7.026       209,702
                              2010       $10.000      $ 9.220       124,662
                              2011       $ 9.220      $ 9.032       113,113
                              2012       $ 9.032      $10.479        88,412
                              2013       $10.479      $13.432        79,021
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.256        23,954
                              2012       $12.256      $13.501        18,992
                              2013       $13.501      $16.527        13,619
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.764        70,732
                              2012       $ 9.764      $10.854        65,145
                              2013       $10.854      $13.006        55,889
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.671      $11.992             0
                              2005       $11.992      $12.481             0
                              2006       $12.481      $14.877             0
                              2007       $14.877      $15.568             0
                              2008       $15.568      $ 8.989       112,685
                              2010       $10.000      $11.221        83,482
                              2011       $11.221      $12.082             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $14.110        31,162

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.736      $ 9.382           451
                              2005       $ 9.382      $ 9.374         1,007
                              2006       $ 9.374      $10.016             0
                              2007       $10.016      $10.200             0
                              2008       $10.200      $ 7.679        46,635
                              2010       $10.000      $11.703        33,056
                              2011       $11.703      $11.662        15,149
                              2012       $11.662      $13.546        13,919
                              2013       $13.546      $13.949             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.239      $11.112           964
                              2005       $11.112      $11.623             0
                              2006       $11.623      $12.984             0
                              2007       $12.984      $13.090             0
                              2008       $13.090      $ 9.438        39,067
                              2010       $10.000      $12.701        27,810
                              2011       $12.701      $13.493             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.790             0
                              2005       $10.790      $11.381             0
                              2006       $11.381      $12.411             0
                              2007       $12.411      $13.325             0
                              2008       $13.325      $ 9.337         4,005
                              2010       $10.000      $13.330         9,309
                              2011       $13.330      $12.233         9,654
                              2012       $12.233      $13.304         8,925
                              2013       $13.304      $16.798         7,426
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.099             0
                              2005       $11.099      $12.087             0
                              2006       $12.087      $12.431             0
                              2007       $12.431      $14.328             0
                              2008       $14.328      $ 7.467        25,008
                              2010       $10.000      $14.279        24,837
                              2011       $14.279      $12.687        23,695
                              2012       $12.687      $13.881        12,002
                              2013       $13.881      $18.586        10,613
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.935      $ 9.659           858
                              2005       $ 9.659      $ 9.888           304
                              2006       $ 9.888      $11.168            29
                              2007       $11.168      $11.493            28
                              2008       $11.493      $ 7.067       206,916
                              2010       $10.000      $ 9.808       191,650
                              2011       $ 9.808      $ 9.762       125,335
                              2012       $ 9.762      $11.052       113,843
                              2013       $11.052      $14.252       107,380

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.180      $ 8.465             0
                              2005       $ 8.465      $ 9.489             0
                              2006       $ 9.489      $11.165             0
                              2007       $11.165      $13.136             0
                              2008       $13.136      $ 8.569        42,092
                              2010       $10.000      $10.443        42,122
                              2011       $10.443      $11.856        30,094
                              2012       $11.856      $13.764        20,723
                              2013       $13.764      $15.858        15,193
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.547      $ 9.423         2,908
                              2005       $ 9.423      $11.336         2,908
                              2006       $11.336      $11.961         2,702
                              2007       $11.961      $13.995         2,599
                              2008       $13.995      $ 6.996        54,792
                              2010       $10.000      $14.288        50,679
                              2011       $14.288      $12.942        36,717
                              2012       $12.942      $14.158        31,806
                              2013       $14.158      $15.004             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.253      $10.202         1,710
                              2005       $10.202      $10.836         1,696
                              2006       $10.836      $13.796         1,596
                              2007       $13.796      $15.596         1,531
                              2008       $15.596      $ 8.737       126,101
                              2010       $10.000      $11.440        81,507
                              2011       $11.440      $10.109        70,579
                              2012       $10.109      $11.708        65,471
                              2013       $11.708      $14.598        42,024
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.897      $ 9.792           883
                              2005       $ 9.792      $10.217           313
                              2006       $10.217      $11.853            30
                              2007       $11.853      $13.555            29
                              2008       $13.555      $ 7.446        35,058
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.369      $11.709         1,874
                              2005       $11.709      $11.831         1,851
                              2006       $11.831      $12.217         1,755
                              2007       $12.217      $12.660         1,755
                              2008       $12.660      $11.278        99,535
                              2010       $10.000      $14.446        96,203
                              2011       $14.446      $14.828        72,854
                              2012       $14.828      $16.543        67,114
                              2013       $16.543      $16.347        55,960

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.434      $10.347         2,520
                              2005       $10.347      $10.296           915
                              2006       $10.296      $10.499             0
                              2007       $10.499      $10.578             0
                              2008       $10.578      $ 8.791       121,824
                              2010       $10.000      $ 9.113       109,322
                              2011       $ 9.113      $ 9.152        95,285
                              2012       $ 9.152      $ 9.244        87,634
                              2013       $ 9.244      $ 9.070        79,330
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.785      $ 9.650         6,145
                              2005       $ 9.650      $ 9.699         1,681
                              2006       $ 9.699      $ 9.922         1,595
                              2007       $ 9.922      $10.178         1,595
                              2008       $10.178      $10.195       212,875
                              2010       $10.000      $ 9.798        98,460
                              2011       $ 9.798      $ 9.605        88,744
                              2012       $ 9.605      $ 9.416        97,215
                              2013       $ 9.416      $ 9.230        94,598
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.509      $ 9.246           420
                              2005       $ 9.246      $10.686           407
                              2006       $10.686      $10.885           396
                              2007       $10.885      $12.721           377
                              2008       $12.721      $ 6.515       239,880
                              2010       $10.000      $13.628       164,878
                              2011       $13.628      $12.428       136,188
                              2012       $12.428      $13.655       108,201
                              2013       $13.655      $20.127       103,847
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.342      $11.163         1,689
                              2005       $11.163      $11.825         2,959
                              2006       $11.825      $13.301         1,629
                              2007       $13.301      $14.128         1,599
                              2008       $14.128      $10.497       122,578
                              2010       $10.000      $12.828       106,441
                              2011       $12.828      $11.553        96,812
                              2012       $11.553      $12.079        77,779
                              2013       $12.079      $12.842             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.354      $10.188           828
                              2005       $10.188      $10.508           293
                              2006       $10.508      $11.940            28
                              2007       $11.940      $10.996            27
                              2008       $10.996      $ 6.607        39,230
                              2010       $10.000      $ 9.425        23,765
                              2011       $ 9.425      $ 8.810        13,818
                              2012       $ 8.810      $10.288        11,793
                              2013       $10.288      $13.682        10,852
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.312      $10.606         1,289
                              2005       $10.606      $11.665         2,093
                              2006       $11.665      $14.604         1,079
                              2007       $14.604      $15.511           984
                              2008       $15.511      $ 8.521       139,346
                              2010       $10.000      $11.227        91,156
                              2011       $11.227      $ 9.141        80,188
                              2012       $ 9.141      $10.924        66,467
                              2013       $10.924      $13.713        50,595
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.673      $13.204           738
                              2005       $13.204      $13.854         1,077
                              2006       $13.854      $15.929           691
                              2007       $15.929      $13.626           678
                              2008       $13.626      $ 8.098        89,724
                              2010       $10.000      $12.894        74,391
                              2011       $12.894      $12.042        62,647
                              2012       $12.042      $13.867        54,738
                              2013       $13.867      $18.976        53,706
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.021      $ 8.257         1,961
                              2005       $ 8.257      $ 8.555         2,010
                              2006       $ 8.555      $ 8.842         2,183
                              2007       $ 8.842      $ 9.144         2,176
                              2008       $ 9.144      $ 5.644        78,389
                              2010       $10.000      $10.736        61,979
                              2011       $10.736      $ 8.645        55,173
                              2012       $ 8.645      $ 9.679        36,802
                              2013       $ 9.679      $13.637        31,170
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.768      $15.408           226
                              2005       $15.408      $20.217           176
                              2006       $20.217      $27.179           157
                              2007       $27.179      $37.414           111
                              2008       $37.414      $15.906        35,101
                              2010       $10.000      $30.896        37,939
                              2011       $30.896      $24.767        28,176
                              2012       $24.767      $29.120        21,919
                              2013       $29.120      $28.250        15,917

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.246      $10.639             0
                              2005       $10.639      $11.583             0
                              2006       $11.583      $14.208             0
                              2007       $14.208      $15.957             0
                              2008       $15.957      $ 8.661        57,496
                              2010       $10.000      $11.655        40,783
                              2011       $11.655      $11.004        27,278
                              2012       $11.004      $12.279        24,868
                              2013       $12.279      $13.956        22,376
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.961        65,558
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.324      $ 8.794             0
                              2005       $ 8.794      $ 9.974             0
                              2006       $ 9.974      $10.179             0
                              2007       $10.179      $12.161             0
                              2008       $12.161      $ 6.057        42,698
                              2010       $10.000      $11.837        26,719
                              2011       $11.837      $11.279        21,003
                              2012       $11.279      $12.644        18,366
                              2013       $12.644      $18.352        18,654
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.136      $12.081             0
                              2005       $12.081      $13.923           643
                              2006       $13.923      $14.914             0
                              2007       $14.914      $17.930             0
                              2008       $17.930      $ 9.355        84,787
                              2010       $10.000      $18.751        66,842
                              2011       $18.751      $17.071        41,625
                              2012       $17.071      $18.187        33,076
                              2013       $18.187      $24.510        26,331
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.417      $17.938           194
                              2005       $17.938      $20.582           445
                              2006       $20.582      $27.852           142
                              2007       $27.852      $22.637           150
                              2008       $22.637      $13.780        63,258
                              2010       $10.000      $22.085        40,102
                              2011       $22.085      $22.930        33,271
                              2012       $22.930      $26.034        29,460
                              2013       $26.034      $26.042        27,723



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2004       $ 9.356      $10.189       319,663
                              2005       $10.189      $10.437       308,155
                              2006       $10.437      $11.956       268,493
                              2007       $11.956      $12.275       230,982
                              2008       $12.275      $ 7.128       174,325
                              2009       $ 7.128      $ 8.401       157,489
                              2010       $ 8.401      $ 9.279       118,669
                              2011       $ 9.279      $ 9.638       103,055
                              2012       $ 9.638      $11.065        92,565
                              2013       $11.065      $14.583        91,782
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2004       $ 8.437      $ 9.462        60,088
                              2005       $ 9.462      $10.344        61,575
                              2006       $10.344      $10.004        47,328
                              2007       $10.004      $11.035        41,458
                              2008       $11.035      $ 6.203        37,662
                              2009       $ 6.203      $ 8.070        30,584
                              2010       $ 8.070      $ 9.072        26,258
                              2011       $ 9.072      $ 8.970        18,943
                              2012       $ 8.970      $ 9.975        18,449
                              2013       $ 9.975      $13.063        16,502
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2004       $ 7.602      $ 8.066        73,273
                              2005       $ 8.066      $ 9.071        61,745
                              2006       $ 9.071      $ 8.826        64,399
                              2007       $ 8.826      $ 9.818        62,341
                              2008       $ 9.818      $ 5.785        54,100
                              2009       $ 5.785      $ 7.767        44,603
                              2010       $ 7.767      $ 8.354        34,697
                              2011       $ 8.354      $ 7.913        32,727
                              2012       $ 7.913      $ 8.997        28,656
                              2013       $ 8.997      $12.070        20,140

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.658           605
                              2005       $10.658      $10.783         2,691
                              2006       $10.783      $11.548         7,992
                              2007       $11.548      $11.614         7,130
                              2008       $11.614      $ 8.714         9,869
                              2009       $ 8.714      $12.176        17,004
                              2010       $12.176      $13.504        16,094
                              2011       $13.504      $13.827        16,495
                              2012       $13.827      $15.646        10,500
                              2013       $15.646      $16.520        10,190
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.201         1,875
                              2005       $11.201      $11.145        19,125
                              2006       $11.145      $12.905        58,251
                              2007       $12.905      $13.110        71,526
                              2008       $13.110      $ 9.030        70,688
                              2009       $ 9.030      $11.990        85,415
                              2010       $11.990      $13.229        68,432
                              2011       $13.229      $13.263        64,472
                              2012       $13.263      $14.630        54,953
                              2013       $14.630      $16.324        53,384
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.914         1,015
                              2005       $10.914      $11.815        10,726
                              2006       $11.815      $13.697        40,049
                              2007       $13.697      $13.877        44,548
                              2008       $13.877      $ 8.546        52,277
                              2009       $ 8.546      $10.548        50,599
                              2010       $10.548      $11.485        37,942
                              2011       $11.485      $11.130        29,991
                              2012       $11.130      $12.450        24,580
                              2013       $12.450      $15.637        24,162
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.479         7,526
                              2005       $11.479      $12.384        30,764
                              2006       $12.384      $14.728        39,331
                              2007       $14.728      $16.649        37,435
                              2008       $16.649      $ 9.720        28,809
                              2009       $ 9.720      $13.044        27,245
                              2010       $13.044      $13.847        21,873
                              2011       $13.847      $12.117        13,600
                              2012       $12.117      $14.028         5,316
                              2013       $14.028      $16.892         6,327

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES I
                              2004       $ 7.220      $ 7.567        24,935
                              2005       $ 7.567      $ 7.998        24,281
                              2006       $ 7.998      $ 8.056        23,173
                              2007       $ 8.056      $ 9.225        18,957
                              2008       $ 9.225      $ 4.608        18,487
                              2009       $ 4.608      $ 7.493        18,313
                              2010       $ 7.493      $ 8.794        15,996
                              2011       $ 8.794      $ 8.080         8,242
                              2012       $ 8.080      $ 8.998        30,392
                              2013       $ 8.998      $12.347        28,813
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                              2004       $ 7.173      $ 7.500       213,338
                              2005       $ 7.500      $ 7.906       185,732
                              2006       $ 7.906      $ 7.945       152,940
                              2007       $ 7.945      $ 9.074       134,512
                              2008       $ 9.074      $ 4.521       119,170
                              2009       $ 4.521      $ 7.333       102,758
                              2010       $ 7.333      $ 8.586        70,716
                              2011       $ 8.586      $ 7.871        61,786
                              2012       $ 7.871      $ 8.739        54,349
                              2013       $ 8.739      $11.963        45,591
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $ 9.602      $10.774       255,492
                              2005       $10.774      $11.849       235,099
                              2006       $11.849      $14.006       211,658
                              2007       $14.006      $14.789       190,328
                              2008       $14.789      $ 8.502       143,376
                              2009       $ 8.502      $11.589       125,621
                              2010       $11.589      $13.873       111,571
                              2011       $13.873      $13.710        93,195
                              2012       $13.710      $15.748        74,151
                              2013       $15.748      $20.705        70,982
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2004       $ 8.653      $ 9.034        60,099
                              2005       $ 9.034      $ 9.629        49,360
                              2006       $ 9.629      $10.023        60,571
                              2007       $10.023      $10.993        54,593
                              2008       $10.993      $ 6.190        39,955
                              2009       $ 6.190      $ 7.339        39,443
                              2010       $ 7.339      $ 8.300        31,971
                              2011       $ 8.300      $ 7.485        26,357
                              2012       $ 7.485      $ 8.583             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                              2004       $10.262      $11.800       430,151
                              2005       $11.800      $12.030       415,996
                              2006       $12.030      $13.671       398,600
                              2007       $13.671      $13.074       345,722
                              2008       $13.074      $ 8.218       266,416
                              2009       $ 8.218      $10.334       243,712
                              2010       $10.334      $11.708       213,309
                              2011       $11.708      $11.223       180,239
                              2012       $11.223      $13.069       149,718
                              2013       $13.069      $17.360       139,410
INVESCO V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.763        74,006
                              2007       $10.763      $11.394        62,455
                              2008       $11.394      $ 7.794        46,965
                              2009       $ 7.794      $ 9.792        39,166
                              2010       $ 9.792      $10.504        36,875
                              2011       $10.504      $10.280        32,401
                              2012       $10.280      $11.463        29,806
                              2013       $11.463      $14.508        26,984
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                              2004       $ 9.285      $ 9.839       315,518
                              2005       $ 9.839      $10.151       267,427
                              2006       $10.151      $11.017       206,852
                              2007       $11.017      $11.207       182,748
                              2008       $11.207      $ 6.973       127,248
                              2009       $ 6.973      $ 8.463       115,542
                              2010       $ 8.463      $ 9.132       102,315
                              2011       $ 9.132      $ 8.937        93,435
                              2012       $ 8.937      $10.359        83,404
                              2013       $10.359      $13.264        82,913
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                              2011       $10.000      $12.128        46,079
                              2012       $12.128      $13.346        37,915
                              2013       $13.346      $16.321        35,286
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                              2011       $10.000      $ 9.662        63,505
                              2012       $ 9.662      $10.729        53,328
                              2013       $10.729      $12.844        47,106

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                              2004       $10.644      $11.950       148,551
                              2005       $11.950      $12.424       144,996
                              2006       $12.424      $14.795       120,994
                              2007       $14.795      $15.466       109,486
                              2008       $15.466      $ 8.922        86,664
                              2009       $ 8.922      $10.144        80,976
                              2010       $10.144      $11.114        69,533
                              2011       $11.114      $11.964             0
INVESCO V.I. HIGH YIELD FUND - SERIES II
                              2013       $10.000      $13.934         8,459
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                              2004       $ 8.714      $ 9.349        66,919
                              2005       $ 9.349      $ 9.331        61,846
                              2006       $ 9.331      $ 9.961        35,798
                              2007       $ 9.961      $10.133        28,957
                              2008       $10.133      $ 7.621        26,069
                              2009       $ 7.621      $10.767        25,915
                              2010       $10.767      $11.592        13,579
                              2011       $11.592      $11.540        11,120
                              2012       $11.540      $13.390         8,343
                              2013       $13.390      $13.784             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                              2004       $10.213      $11.073        99,568
                              2005       $11.073      $11.571        89,567
                              2006       $11.571      $12.913        95,709
                              2007       $12.913      $13.005        97,907
                              2008       $13.005      $ 9.367        73,271
                              2009       $ 9.367      $11.456        63,804
                              2010       $11.456      $12.580        57,138
                              2011       $12.580      $13.360             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.783           454
                              2005       $10.783      $11.366         1,292
                              2006       $11.366      $12.382         2,261
                              2007       $12.382      $13.281         2,079
                              2008       $13.281      $ 9.296         1,158
                              2009       $ 9.296      $11.852           906
                              2010       $11.852      $13.244           904
                              2011       $13.244      $12.142         1,172
                              2012       $12.142      $13.192         2,195
                              2013       $13.192      $16.640         7,155

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.091        19,969
                              2005       $11.091      $12.069        15,592
                              2006       $12.069      $12.401        14,399
                              2007       $12.401      $14.279        11,266
                              2008       $14.279      $ 7.433         9,207
                              2009       $ 7.433      $11.382        18,488
                              2010       $11.382      $14.186        15,503
                              2011       $14.186      $12.591        13,165
                              2012       $12.591      $13.762         5,493
                              2013       $13.762      $18.409         3,900
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                              2004       $ 8.912      $ 9.625       265,677
                              2005       $ 9.625      $ 9.844       205,733
                              2006       $ 9.844      $11.106       189,286
                              2007       $11.106      $11.418       151,825
                              2008       $11.418      $ 7.014       116,174
                              2009       $ 7.014      $ 8.658       103,465
                              2010       $ 8.658      $ 9.715        88,244
                              2011       $ 9.715      $ 9.659        74,885
                              2012       $ 9.659      $10.926        64,992
                              2013       $10.926      $14.075        67,553
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2004       $ 7.162      $ 8.436        80,742
                              2005       $ 8.436      $ 9.446        83,991
                              2006       $ 9.446      $11.103        83,606
                              2007       $11.103      $13.050        67,393
                              2008       $13.050      $ 8.504        46,246
                              2009       $ 8.504      $ 9.896        45,644
                              2010       $ 9.896      $10.344        45,701
                              2011       $10.344      $11.732        44,607
                              2012       $11.732      $13.606        34,233
                              2013       $13.606      $15.661        28,364
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2004       $ 8.525      $ 9.390        68,323
                              2005       $ 9.390      $11.285        62,702
                              2006       $11.285      $11.895        71,258
                              2007       $11.895      $13.904        63,859
                              2008       $13.904      $ 6.943        58,722
                              2009       $ 6.943      $11.495        45,704
                              2010       $11.495      $14.152        35,857
                              2011       $14.152      $12.806        31,654
                              2012       $12.806      $13.996        26,035
                              2013       $13.996      $14.827             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2004       $ 9.230      $10.166        71,463
                              2005       $10.166      $10.787        59,830
                              2006       $10.787      $13.720        49,897
                              2007       $13.720      $15.495        41,438
                              2008       $15.495      $ 8.672        31,553
                              2009       $ 8.672      $10.819        26,107
                              2010       $10.819      $11.332        21,558
                              2011       $11.332      $10.003        14,164
                              2012       $10.003      $11.574        12,728
                              2013       $11.574      $14.416         8,565
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2004       $ 8.874      $ 9.757        22,146
                              2005       $ 9.757      $10.171        17,988
                              2006       $10.171      $11.788        14,275
                              2007       $11.788      $13.467        13,718
                              2008       $13.467      $ 7.390        12,561
                              2009       $ 7.390      $ 7.048             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2004       $11.340      $11.668       215,559
                              2005       $11.668      $11.778       204,542
                              2006       $11.778      $12.149       193,805
                              2007       $12.149      $12.577       184,391
                              2008       $12.577      $11.194       128,474
                              2009       $11.194      $13.405       133,825
                              2010       $13.405      $14.309        85,823
                              2011       $14.309      $14.673        78,038
                              2012       $14.673      $16.353        65,414
                              2013       $16.353      $16.143        64,852
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2004       $10.407      $10.310       208,409
                              2005       $10.310      $10.249       178,949
                              2006       $10.249      $10.441       164,858
                              2007       $10.441      $10.509       177,941
                              2008       $10.509      $ 8.725        99,227
                              2009       $ 8.725      $ 9.018        92,527
                              2010       $ 9.018      $ 9.027        85,102
                              2011       $ 9.027      $ 9.056        60,970
                              2012       $ 9.056      $ 9.138        51,525
                              2013       $ 9.138      $ 8.957        52,804
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2004       $ 9.760      $ 9.616       175,947
                              2005       $ 9.616      $ 9.655       162,683
                              2006       $ 9.655      $ 9.867       197,588
                              2007       $ 9.867      $10.112       177,576
                              2008       $10.112      $10.119       231,651
                              2009       $10.119      $ 9.910       109,666
                              2010       $ 9.910      $ 9.705       176,548
                              2011       $ 9.705      $ 9.505       103,649
                              2012       $ 9.505      $ 9.308       112,787
                              2013       $ 9.308      $ 9.115        71,112

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                              2004       $ 8.487      $ 9.214       252,732
                              2005       $ 9.214      $10.637       222,072
                              2006       $10.637      $10.825       178,255
                              2007       $10.825      $12.638       146,580
                              2008       $12.638      $ 6.466       102,234
                              2009       $ 6.466      $10.818        91,388
                              2010       $10.818      $13.499        79,204
                              2011       $13.499      $12.298        63,208
                              2012       $12.298      $13.498        49,041
                              2013       $13.498      $19.876        60,062
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2004       $10.316      $11.124       121,354
                              2005       $11.124      $11.772       108,279
                              2006       $11.772      $13.228       103,138
                              2007       $13.228      $14.036        94,253
                              2008       $14.036      $10.418        57,317
                              2009       $10.418      $12.184        62,779
                              2010       $12.184      $12.707        57,857
                              2011       $12.707      $11.432        48,146
                              2012       $11.432      $11.941        41,681
                              2013       $11.941      $12.690             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2004       $ 9.330      $10.152        62,661
                              2005       $10.152      $10.461        55,079
                              2006       $10.461      $11.874        47,260
                              2007       $11.874      $10.924        38,180
                              2008       $10.924      $ 6.557        25,120
                              2009       $ 6.557      $ 8.335        21,438
                              2010       $ 8.335      $ 9.336        18,748
                              2011       $ 9.336      $ 8.718        21,496
                              2012       $ 8.718      $10.170        19,933
                              2013       $10.170      $13.511        17,028
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2004       $ 9.289      $10.569       116,159
                              2005       $10.569      $11.612       113,555
                              2006       $11.612      $14.524       125,048
                              2007       $14.524      $15.410       109,830
                              2008       $15.410      $ 8.457        86,809
                              2009       $ 8.457      $10.321        84,549
                              2010       $10.321      $11.120        69,749
                              2011       $11.120      $ 9.045        64,606
                              2012       $ 9.045      $10.798        44,991
                              2013       $10.798      $13.542        40,951

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2004       $10.655      $13.169       117,987
                              2005       $13.169      $13.803       109,662
                              2006       $13.803      $15.855       105,321
                              2007       $15.855      $13.549        85,051
                              2008       $13.549      $ 8.045        65,444
                              2009       $ 8.045      $10.361        64,978
                              2010       $10.361      $12.783        60,866
                              2011       $12.783      $11.926        47,783
                              2012       $11.926      $13.720        29,510
                              2013       $13.720      $18.756        27,869
PUTNAM VT VOYAGER FUND - CLASS IB
                              2004       $ 8.000      $ 8.228        72,051
                              2005       $ 8.228      $ 8.517        65,481
                              2006       $ 8.517      $ 8.793        53,369
                              2007       $ 8.793      $ 9.085        29,945
                              2008       $ 9.085      $ 5.601        21,824
                              2009       $ 5.601      $ 8.990        27,353
                              2010       $ 8.990      $10.634        26,213
                              2011       $10.634      $ 8.555        41,421
                              2012       $ 8.555      $ 9.568        34,873
                              2013       $ 9.568      $13.467        25,996
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2004       $12.736      $15.354        31,006
                              2005       $15.354      $20.126        27,601
                              2006       $20.126      $27.029        37,976
                              2007       $27.029      $37.170        34,672
                              2008       $37.170      $15.787        25,710
                              2009       $15.787      $26.256        27,395
                              2010       $26.256      $30.603        26,002
                              2011       $30.603      $24.508        17,077
                              2012       $24.508      $28.786        11,630
                              2013       $28.786      $27.898        10,082
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
                              2004       $ 9.223      $10.601        33,939
                              2005       $10.601      $11.531        36,853
                              2006       $11.531      $14.130        40,218
                              2007       $14.130      $15.853        34,304
                              2008       $15.853      $ 8.596        28,913
                              2009       $ 8.596      $11.155        31,313
                              2010       $11.155      $11.544        22,166
                              2011       $11.544      $10.889        21,839
                              2012       $10.889      $12.138        20,194
                              2013       $12.138      $13.782        22,964

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                              2013       $10.000      $13.787        35,021
UIF GROWTH PORTFOLIO, CLASS I
                              2004       $ 8.303      $ 8.763        58,863
                              2005       $ 8.763      $ 9.929        53,711
                              2006       $ 9.929      $10.123        43,460
                              2007       $10.123      $12.082        34,827
                              2008       $12.082      $ 6.011        30,390
                              2009       $ 6.011      $ 9.745        27,387
                              2010       $ 9.745      $11.725        17,619
                              2011       $11.725      $11.160        12,542
                              2012       $11.160      $12.499        10,453
                              2013       $12.499      $18.123         9,993
UIF MID CAP GROWTH PORTFOLIO, CLASS I
                              2004       $10.119      $12.049        83,472
                              2005       $12.049      $13.872        73,876
                              2006       $13.872      $14.844        74,724
                              2007       $14.844      $17.828        70,285
                              2008       $17.828      $ 9.293        56,812
                              2009       $ 9.293      $14.347        46,794
                              2010       $14.347      $18.589        43,440
                              2011       $18.589      $16.907        36,257
                              2012       $16.907      $17.994        31,068
                              2013       $17.994      $24.225        26,115
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2004       $13.383      $17.875        99,081
                              2005       $17.875      $20.489        90,566
                              2006       $20.489      $27.699        82,787
                              2007       $27.699      $22.490        71,659
                              2008       $22.490      $13.676        53,810
                              2009       $13.676      $17.189        47,674
                              2010       $17.189      $21.875        45,344
                              2011       $21.875      $22.690        43,223
                              2012       $22.690      $25.735        31,566
                              2013       $25.735      $25.718        28,863



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of Allstate Financial Advisors Separate Account I and Board of Directors of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST         AST         AST
                            STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ----------  ----------  -----------   -------    --------    --------
    Total assets........... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units......... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
Contracts in payout
 (annuitization) period....         --          --           --        --          --          --
                            ----------  ----------  -----------   -------    --------    --------
    Total net assets....... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
FUND SHARE
 INFORMATION
Number of shares...........    500,264     189,956      730,166     1,650      49,763      31,796
                            ==========  ==========  ===========   =======    ========    ========
Cost of investments........ $5,139,788  $1,944,712  $ 7,318,058   $16,632    $549,423    $349,035
                            ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    10.16  $    11.92  $     11.47   $ 10.64    $  11.07    $  11.03
                            ==========  ==========  ===========   =======    ========    ========
    Highest................ $    15.27  $    17.34  $     16.38   $ 11.20    $  13.75    $  13.65
                            ==========  ==========  ===========   =======    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST     AST CAPITAL     AST
                               BOND        BOND        BOND        BOND       GROWTH      COHEN &
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                               2020        2022        2023        2024     ALLOCATION    REALTY
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ------     --------   ----------   --------   ----------    -------
    Total assets...........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
NET ASSETS
Accumulation units.........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
Contracts in payout
 (annuitization) period....       --           --           --         --           --         --
                              ------     --------   ----------   --------   ----------    -------
    Total net assets.......   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
FUND SHARE
 INFORMATION
Number of shares...........       --       11,588      133,319     26,860      531,951     11,170
                              ======     ========   ==========   ========   ==========    =======
Cost of investments........   $    1     $138,699   $1,301,465   $245,284   $5,474,961    $87,348
                              ======     ========   ==========   ========   ==========    =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.49     $  10.72   $     8.97   $   8.65   $    11.16    $ 11.15
                              ======     ========   ==========   ========   ==========    =======
    Highest................   $11.15     $  11.18   $     9.23   $   8.78   $    17.60    $ 21.94
                              ======     ========   ==========   ========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                             ADVANCED     ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED
                              SERIES       SERIES       SERIES        SERIES       SERIES       SERIES
                               TRUST        TRUST        TRUST        TRUST         TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ------------- ----------- -------------- ----------- ------------
                                                                       AST                       AST
                                AST          AST          AST        FRANKLIN        AST       GOLDMAN
                             FEDERATED  FI PYRAMIS(R) FIRST TRUST   TEMPLETON      GLOBAL       SACHS
                            AGGRESSIVE      ASSET      BALANCED   FOUNDING FUNDS    REAL     CONCENTRATED
                              GROWTH     ALLOCATION     TARGET      ALLOCATION     ESTATE       GROWTH
                            ----------- ------------- ----------- -------------- ----------- ------------
ASSETS
Investments, at fair value.   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              -------     --------    ----------    ----------     ------      -------
    Total assets...........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
NET ASSETS
Accumulation units.........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
Contracts in payout
 (annuitization) period....        --           --            --            --         --           --
                              -------     --------    ----------    ----------     ------      -------
    Total net assets.......   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
FUND SHARE
 INFORMATION
Number of shares...........     1,857       25,289       204,604       246,664        268        1,350
                              =======     ========    ==========    ==========     ======      =======
Cost of investments........   $18,207     $240,824    $1,974,820    $2,673,928     $1,905      $30,668
                              =======     ========    ==========    ==========     ======      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.56     $  11.88    $    10.30    $    12.89     $10.90      $ 13.01
                              =======     ========    ==========    ==========     ======      =======
    Highest................   $ 23.42     $  16.61    $    16.29    $    13.31     $19.50      $ 19.58
                              =======     ========    ==========    ==========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST                     AST
                              GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                               SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                             LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP      AST
                               VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE    HIGH YIELD
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              -------     -------    --------     ------      -------     -------
    Total assets...........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
NET ASSETS
Accumulation units.........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                              -------     -------    --------     ------      -------     -------
    Total net assets.......   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
FUND SHARE
 INFORMATION
Number of shares...........       455       7,882      49,375        458        1,985      10,801
                              =======     =======    ========     ======      =======     =======
Cost of investments........   $ 8,804     $40,035    $453,266     $4,265      $21,157     $79,589
                              =======     =======    ========     ======      =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 10.47     $ 15.17    $  11.00     $17.46      $ 10.58     $ 12.82
                              =======     =======    ========     ======      =======     =======
    Highest................   $ 19.27     $ 22.97    $  14.76     $24.38      $ 20.19     $ 16.57
                              =======     =======    ========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                               SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ------------- -------------
                                                            AST         AST          AST           AST
                                 AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                            INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                               GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                            ------------- ------------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               -------       -------    ----------   --------      -------     ----------
    Total assets...........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
NET ASSETS
Accumulation units.........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
Contracts in payout
 (annuitization) period....         --            --            --         --           --             --
                               -------       -------    ----------   --------      -------     ----------
    Total net assets.......    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares...........      3,505         3,536       389,400     14,177        2,088        214,040
                               =======       =======    ==========   ========      =======     ==========
Cost of investments........    $41,583       $65,456    $2,473,392   $137,913      $44,840     $2,629,494
                               =======       =======    ==========   ========      =======     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  9.06       $  8.82    $    13.02   $  11.78      $  9.60     $    10.97
                               =======       =======    ==========   ========      =======     ==========
    Highest................    $ 17.57       $ 16.44    $    15.02   $  16.96      $ 17.24     $    14.30
                               =======       =======    ==========   ========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST
                                          LOOMIS        AST
                                AST       SAYLES    LORD ABBETT     AST         AST         AST
                             LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                               VALUE      GROWTH      INCOME      EQUITY      GROWTH       VALUE
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ------     --------     -------     -------     -------     -------
    Total assets...........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
NET ASSETS
Accumulation units.........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
Contracts in payout
 (annuitization) period....       --           --          --          --          --          --
                              ------     --------     -------     -------     -------     -------
    Total net assets.......   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      417        4,552       5,188       4,445       1,177       2,301
                              ======     ========     =======     =======     =======     =======
Cost of investments........   $5,996     $ 90,441     $54,250     $50,230     $10,243     $20,659
                              ======     ========     =======     =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.08     $  12.26     $ 11.86     $ 13.14     $ 13.02     $ 13.34
                              ======     ========     =======     =======     =======     =======
    Highest................   $20.91     $  21.44     $ 14.52     $ 21.11     $ 20.20     $ 22.94
                              ======     ========     =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST         AST         AST         AST         AST
                                         NEUBERGER   NEUBERGER      NEW     PARAMETRIC     PIMCO
                                AST      BERMAN /     BERMAN     DISCOVERY   EMERGING     LIMITED
                               MONEY    LSV MID-CAP   MID-CAP      ASSET      MARKETS    MATURITY
                              MARKET       VALUE      GROWTH    ALLOCATION    EQUITY       BOND
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             --------     -------     -------     ------      -------    --------
    Total assets...........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
NET ASSETS
Accumulation units.........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                             --------     -------     -------     ------      -------    --------
    Total net assets.......  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
FUND SHARE
 INFORMATION
Number of shares...........   421,579       1,076       1,595        281        1,766       9,939
                             ========     =======     =======     ======      =======    ========
Cost of investments........  $421,579     $17,019     $33,510     $3,246      $14,275    $109,175
                             ========     =======     =======     ======      =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   8.74     $ 13.87     $ 12.85     $11.82      $  9.34    $  10.10
                             ========     =======     =======     ======      =======    ========
    Highest................  $   9.84     $ 25.45     $ 22.34     $12.21      $ 15.79    $  11.85
                             ========     =======     =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------
                              ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ------------ ----------- ----------- ----------- -----------
                                AST          AST          AST         AST                     AST
                               PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                            TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                            ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              --------    ----------  ----------    -------   ----------   --------
    Total assets...........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
NET ASSETS
Accumulation units.........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
Contracts in payout
 (annuitization) period....         --            --          --         --           --         --
                              --------    ----------  ----------    -------   ----------   --------
    Total net assets.......   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........      9,276       644,938     776,799      2,624      135,001     37,145
                              ========    ==========  ==========    =======   ==========   ========
Cost of investments........   $110,252    $6,761,946  $7,559,639    $32,822   $1,112,302   $372,584
                              ========    ==========  ==========    =======   ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.67    $    11.62  $     9.91    $ 11.60   $    10.77   $  11.31
                              ========    ==========  ==========    =======   ==========   ========
    Highest................   $  13.61    $    14.48  $    16.61    $ 22.22   $    15.07   $  17.47
                              ========    ==========  ==========    =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                               TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ------------- -------------
                                AST
                             SCHRODERS                                           AST           AST
                            MULTI-ASSET     AST         AST         AST     T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP   TEMPLETON      ASSET        EQUITY
                            STRATEGIES    GROWTH       VALUE    GLOBAL BOND  ALLOCATION      INCOME
                            ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             --------     ------      -------     -------    ----------      -------
    Total assets...........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
NET ASSETS
Accumulation units.........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
Contracts in payout
 (annuitization) period....        --         --           --          --            --           --
                             --------     ------      -------     -------    ----------      -------
    Total net assets.......  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
FUND SHARE
 INFORMATION
Number of shares...........    44,529        120        1,447       5,208       295,544        6,252
                             ========     ======      =======     =======    ==========      =======
Cost of investments........  $536,475     $1,696      $15,686     $58,204    $4,852,225      $53,538
                             ========     ======      =======     =======    ==========      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  10.83     $14.98      $ 13.81     $ 10.48    $    12.04      $  9.84
                             ========     ======      =======     =======    ==========      =======
    Highest................  $  15.76     $24.93      $ 23.06     $ 12.23    $    16.97      $ 20.25
                             ========     ======      =======     =======    ==========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $17,109      $126,494      $160,011      $12,593    $22,342,884   $64,142,639
Contracts in payout
 (annuitization)
 period................         --            --            --           --         60,667       125,827
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......        830         5,565        13,345        1,193        744,799     2,337,885
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $ 8,298      $142,841      $141,439      $12,617    $13,156,765   $48,901,070
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 15.07      $   7.81      $   9.67      $ 10.94    $      8.84   $     14.40
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 23.51      $  15.61      $  17.51      $ 12.10    $     20.93   $     21.21
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -----------------------------------------------------------------------------------------
                          ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                          BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                           PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                         SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ---------------- ----------------
                          ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                        INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                            VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                        ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         -----------   -----------   -----------   ----------       -------           ------
    Total assets.......  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation units.....  $12,865,936   $20,311,731   $18,939,331   $1,089,057       $11,659           $6,088
Contracts in payout
 (annuitization)
 period................           --         8,195            --           --            --               --
                         -----------   -----------   -----------   ----------       -------           ------
    Total net assets...  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.......      865,810       488,225       832,864       77,238         1,443              567
                         ===========   ===========   ===========   ==========       =======           ======
Cost of investments....  $14,194,861   $11,761,663   $12,992,903   $  901,559       $ 9,836           $4,251
                         ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.08   $      8.57   $     26.47   $    12.10       $ 20.48           $18.95
                         ===========   ===========   ===========   ==========       =======           ======
    Highest............  $     11.31   $     19.80   $     30.49   $    13.57       $ 20.83           $19.27
                         ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                   DREYFUS      DREYFUS        DWS         DWS
                        RESPONSIBLE                 VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                          GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT   VARIABLE     VARIABLE
                        FUND, INC.   INDEX FUND       FUND         FUND      SERIES I     SERIES I
                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                        ----------- ------------- ------------ ------------ ----------- ------------
                          DREYFUS
                         SOCIALLY                                                           DWS
                        RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF          DWS       CAPITAL
                        GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET BOND VIP A  GROWTH VIP A
                        ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments, at fair
 value.................   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          -------     --------      -------      --------    --------    ----------
    Total assets.......   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
NET ASSETS
Accumulation units.....   $19,853     $555,089      $90,269      $424,711    $264,715    $1,081,118
Contracts in payout
 (annuitization)
 period................        --           --           --            --      34,441        24,581
                          -------     --------      -------      --------    --------    ----------
    Total net assets...   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares.......       450       13,592        3,017       424,711      54,293        38,919
                          =======     ========      =======      ========    ========    ==========
Cost of investments....   $13,431     $395,519      $62,285      $424,711    $315,075    $  674,441
                          =======     ========      =======      ========    ========    ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  9.32     $  12.46      $ 13.27      $   9.29    $  14.79    $    17.85
                          =======     ========      =======      ========    ========    ==========
    Highest............   $ 17.88     $  20.06      $ 19.05      $  11.88    $  15.01    $    18.12
                          =======     ========      =======      ========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------
                             DWS         DWS           DWS           DWS          DWS          DWS
                         INVESTMENTS INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
                          VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                          SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         ----------- ------------ ------------- ------------- ----------- -------------
                                         DWS                         DWS          DWS          DWS
                             DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                         CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                            VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                         ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value..................  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          --------    ----------    --------     ----------    --------     --------
    Total assets........  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units......  $609,106    $1,175,513    $284,077     $1,252,994    $169,065     $384,402
Contracts in payout
 (annuitization) period.     2,169            --       6,286         56,697          --           --
                          --------    ----------    --------     ----------    --------     --------
    Total net assets....  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares........    52,970        67,909      32,049         47,974     169,065       17,805
                          ========    ==========    ========     ==========    ========     ========
Cost of investments.....  $450,225    $  901,591    $332,698     $1,032,453    $169,065     $239,308
                          ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $  16.17    $    35.17    $  13.31     $    14.93    $  10.29     $  17.53
                          ========    ==========    ========     ==========    ========     ========
    Highest.............  $  16.42    $    35.71    $  13.52     $    15.07    $  10.37     $  17.69
                          ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------------
                                          FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                           FEDERATED      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           INSURANCE     INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------- -------------- ------------- ------------- ------------- -------------
                           FEDERATED
                             PRIME                         VIP                      VIP HIGH
                         MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500
                         ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value..................  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ----------     ----------     --------     ----------     --------     ----------
    Total assets........  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
NET ASSETS
Accumulation units......  $5,600,590     $5,310,993     $812,224     $3,571,194     $671,871     $4,373,481
Contracts in payout
 (annuitization) period.      77,082          7,368          659          6,941        1,818         25,900
                          ----------     ----------     --------     ----------     --------     ----------
    Total net assets....  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares........   5,677,672        154,829       34,903         62,620      116,153         23,616
                          ==========     ==========     ========     ==========     ========     ==========
Cost of investments.....  $5,677,672     $3,749,735     $719,882     $2,394,469     $687,290     $3,105,454
                          ==========     ==========     ========     ==========     ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     9.30     $    18.40     $  16.27     $    10.11     $  14.44     $    12.70
                          ==========     ==========     ========     ==========     ========     ==========
    Highest.............  $    12.53     $    33.24     $  20.53     $    21.99     $  17.04     $    15.15
                          ==========     ==========     ========     ==========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                        VIP ASSET
                             VIP                         MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT        VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ----------    ----------        -------         -----------        --------         ----------
    Total assets.......  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,184,156    $1,154,034        $12,511         $50,746,484        $640,368         $5,814,922
Contracts in payout
 (annuitization)
 period................       2,109         1,025             --             195,955              --                 --
                         ----------    ----------        -------         -----------        --------         ----------
    Total net assets...  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......      95,976        55,962            691           1,508,512          27,988            475,075
                         ==========    ==========        =======         ===========        ========         ==========
Cost of investments....  $1,216,667    $1,000,336        $ 7,813         $40,613,480        $592,619         $4,987,095
                         ==========    ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    17.49    $    12.02        $ 14.03         $     13.26        $  14.74         $    12.21
                         ==========    ==========        =======         ===========        ========         ==========
    Highest............  $    18.53    $    15.66        $ 16.44         $     25.87        $  19.16         $    13.63
                         ==========    ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP FREEDOM                             VIP
                           VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &
                         2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ----------        ----------        ----------         --------         -----------
    Total assets.......    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
NET ASSETS
Accumulation units.....    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
Contracts in payout
 (annuitization)
 period................            --                --                --               --                  --
                           ----------        ----------        ----------         --------         -----------
    Total net assets...    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
FUND SHARE
 INFORMATION
Number of shares.......       414,895           205,208           171,064            2,570             670,778
                           ==========        ==========        ==========         ========         ===========
Cost of investments....    $4,349,857        $2,175,089        $1,754,931         $ 80,511         $ 8,751,546
                           ==========        ==========        ==========         ========         ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    12.06        $    12.21        $    11.19         $  12.19         $     15.22
                           ==========        ==========        ==========         ========         ===========
    Highest............    $    13.46        $    13.63        $    12.48         $  18.15         $     17.07
                           ==========        ==========        ==========         ========         ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                               VIP
                          GROWTH STOCK
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $1,545,597
                           ----------
    Total assets.......    $1,545,597
                           ==========
NET ASSETS
Accumulation units.....    $1,545,597
Contracts in payout
 (annuitization)
 period................            --
                           ----------
    Total net assets...    $1,545,597
                           ==========
FUND SHARE
 INFORMATION
Number of shares.......        80,124
                           ==========
Cost of investments....    $1,181,625
                           ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.92
                           ==========
    Highest............    $    16.65
                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ----------        ----------          ------          -----------       ----------
    Total assets.......    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
NET ASSETS
Accumulation units.....    $4,992,823        $9,250,165          $1,819          $15,119,094       $9,421,431
Contracts in payout
 (annuitization)
 period................            --            13,043              --              187,836           17,377
                           ----------        ----------          ------          -----------       ----------
    Total net assets...    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.......       885,252            50,191             150              429,970        9,438,808
                           ==========        ==========          ======          ===========       ==========
Cost of investments....    $4,958,719        $7,222,808          $1,917          $13,279,794       $9,438,808
                           ==========        ==========          ======          ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.65        $    13.20          $14.64 (I)      $     14.07       $     9.16
                           ==========        ==========          ======          ===========       ==========
    Highest............    $    21.76        $    19.36          $14.64          $     21.35       $    10.14
                           ==========        ==========          ======          ===========       ==========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $40,541
                             -------
    Total assets.......      $40,541
                             =======
NET ASSETS
Accumulation units.....      $40,541
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $40,541
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        1,980
                             =======
Cost of investments....      $35,480
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 13.98
                             =======
    Highest............      $ 21.08
                             =======

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,338,660    $31,099,770    $10,279,733    $136,565,815   $33,970,635    $33,590,082
Contracts in payout
 (annuitization) period....           --         93,595             --         647,741        81,327        228,864
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      129,136      1,983,049      1,509,506       8,538,491     1,651,405      1,405,025
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $1,403,011    $26,209,868    $ 9,440,378    $129,492,777   $25,147,312    $21,138,823
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.44    $     18.54    $     15.71    $      15.37   $     13.19    $     18.85
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    17.32    $     21.73    $     17.89    $      17.67   $     15.06    $     34.06
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                          TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                           VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                          INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- --------------- -------------- -------------- -------------- --------------
                           FRANKLIN                        MUTUAL                      TEMPLETON
                        SMALL MID-CAP                      GLOBAL                      DEVELOPING     TEMPLETON
                            GROWTH        FRANKLIN       DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                          SECURITIES   U.S. GOVERNMENT   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                        -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,155,495     $19,063,118    $17,472,708    $75,511,711    $14,513,252    $86,777,662
Contracts in payout
 (annuitization)
 period................           --          48,987        147,840        362,167         92,075        162,963
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       42,544       1,510,838        771,478      3,507,808      1,433,300      5,042,960
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $  712,201     $19,482,531    $15,965,593    $59,460,297    $14,520,055    $73,443,836
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    11.83     $     11.11    $     14.01    $     14.87    $     21.97    $     14.76
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    32.50     $     12.76    $     19.62    $     27.99    $     35.40    $     25.32
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN
                          TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                           VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                          INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                     VIT
                          TEMPLETON      TEMPLETON         VIT           VIT           VIT       STRUCTURED
                         GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC     SMALL CAP
                          SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                        -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value.................   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ----------     ----------    ----------    ----------      -------     ----------
    Total assets.......   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units.....   $1,569,740     $1,065,541    $3,836,029    $3,553,449      $21,172     $8,756,825
Contracts in payout
 (annuitization)
 period................       97,256         45,532            --            --           --             --
                          ----------     ----------    ----------    ----------      -------     ----------
    Total net assets...   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares.......       89,623         72,953       304,689       190,636        1,200        581,077
                          ==========     ==========    ==========    ==========      =======     ==========
Cost of investments....   $1,493,196     $  903,779    $3,415,988    $2,946,616      $14,067     $7,535,157
                          ==========     ==========    ==========    ==========      =======     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    22.62     $    15.70    $    13.40    $    16.96      $ 11.20     $    14.46
                          ==========     ==========    ==========    ==========      =======     ==========
    Highest............   $    34.63     $    23.44    $    16.57    $    39.67      $ 17.36     $    27.15
                          ==========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                            GOLDMAN SACHS
                              VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                              INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                TRUST       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                                 VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                             STRUCTURED     AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                             U.S. EQUITY   FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total assets...........  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
NET ASSETS
Accumulation units.........  $5,779,003   $93,149,264  $49,574,346  $32,777,497  $89,533,055  $155,137,895
Contracts in payout
 (annuitization) period....      13,599       832,067      304,584      145,090    1,445,397     1,864,785
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total net assets.......  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
FUND SHARE
 INFORMATION
Number of shares...........     350,642     1,856,238    2,507,739    1,854,794    2,367,381     7,501,322
                             ==========   ===========  ===========  ===========  ===========  ============
Cost of investments........  $4,208,068   $67,656,518  $34,705,779  $22,293,158  $58,562,147  $ 93,415,215
                             ==========   ===========  ===========  ===========  ===========  ============
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    12.13   $      7.43  $     19.47  $     17.33  $     11.02  $      14.16
                             ==========   ===========  ===========  ===========  ===========  ============
    Highest................  $    17.68   $     22.36  $     32.35  $     23.76  $     28.54  $      55.40
                             ==========   ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL
                               INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH
                            ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value. $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total assets........... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
NET ASSETS
Accumulation units......... $ 8,356,966  $27,932,058  $38,251,342  $ 9,772,759  $17,053,695   $22,821,932
Contracts in payout
 (annuitization) period....     148,826      186,460      363,813      200,184      139,091       495,085
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total net assets....... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........   1,365,296    1,513,376    4,262,158      856,782    3,016,278       660,165
                            ===========  ===========  ===========  ===========  ===========   ===========
Cost of investments........ $10,014,850  $22,622,520  $35,218,982  $10,420,146  $17,351,346   $14,521,337
                            ===========  ===========  ===========  ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.94  $     10.03  $     11.79  $     12.56  $      7.17   $     14.02
                            ===========  ===========  ===========  ===========  ===========   ===========
    Highest................ $     15.53  $     26.31  $     27.48  $     17.35  $     28.27   $     27.50
                            ===========  ===========  ===========  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I. INVESCO V.I.
                            CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY   UTILITIES
                            ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value. $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total assets........... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units......... $11,999,446   $8,482,737   $8,100,234  $33,158,604   $2,914,887   $5,700,827
Contracts in payout
 (annuitization) period....      44,574       50,469       95,034      372,890       32,585      120,169
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total net assets....... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE
 INFORMATION
Number of shares...........     796,036    1,594,992    8,195,268    2,012,695      151,775      341,808
                            ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments........ $ 9,399,566   $6,402,127   $8,195,268  $21,589,054   $1,997,378   $5,406,942
                            ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     16.48   $    16.44   $     9.99  $     12.58   $    16.18   $    20.46
                            ===========   ==========   ==========  ===========   ==========   ==========
    Highest................ $     23.92   $    24.21   $    12.06  $     17.20   $    17.15   $    21.68
                            ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                               INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                              SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                                VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                            OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total assets...........  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
NET ASSETS
Accumulation units.........  $7,811,954   $30,148,677  $33,692,094  $118,158,852  $2,065,272  $40,407,468
Contracts in payout
 (annuitization) period....      82,015        79,933       74,973       211,860       1,121       94,706
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total net assets.......  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     843,373       609,694    1,711,458     6,695,176      54,336    1,942,550
                             ==========   ===========  ===========  ============  ==========  ===========
Cost of investments........  $6,752,817   $16,333,330  $24,256,832  $ 78,992,032  $1,373,332  $26,286,934
                             ==========   ===========  ===========  ============  ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    13.40   $     11.39  $     20.14  $      15.65  $    13.68  $     13.10
                             ==========   ===========  ===========  ============  ==========  ===========
    Highest................  $    16.14   $     21.42  $     30.95  $      22.96  $    18.25  $     18.98
                             ==========   ===========  ===========  ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.
                             INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II
                            ------------ ------------ ------------ ------------- ------------ -------------
ASSETS
Investments, at fair value.   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              --------   -----------  -----------    --------    -----------   -----------
    Total assets...........   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
NET ASSETS
Accumulation units.........   $170,193   $38,169,742  $20,636,837    $303,165    $60,066,747   $10,564,164
Contracts in payout
 (annuitization) period....         --       260,927       52,473          --        229,519        10,137
                              --------   -----------  -----------    --------    -----------   -----------
    Total net assets.......   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........     27,495     2,075,090    2,288,640      26,271      2,298,752     1,864,956
                              ========   ===========  ===========    ========    ===========   ===========
Cost of investments........   $197,781   $28,822,301  $18,584,386    $320,886    $41,224,000   $10,776,751
                              ========   ===========  ===========    ========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.34   $     11.28  $     12.36    $  11.77    $     19.90   $      8.38
                              ========   ===========  ===========    ========    ===========   ===========
    Highest................   $  12.93   $     20.90  $     16.96    $  13.45    $     24.79   $     21.06
                              ========   ===========  ===========    ========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -------------------------------------------------------------------------------
                               INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            INTERNATIONAL MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                              GROWTH II    EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                            ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ----------    ----------  -----------    --------   -----------     -------
    Total assets...........  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
NET ASSETS
Accumulation units.........  $4,390,384    $2,076,061  $10,576,105    $742,439   $61,987,057     $16,846
Contracts in payout
 (annuitization) period....          --        13,115        9,527          --       229,915          --
                             ----------    ----------  -----------    --------   -----------     -------
    Total net assets.......  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
FUND SHARE
 INFORMATION
Number of shares...........     125,871       139,744    1,986,047     742,439     3,752,531         891
                             ==========    ==========  ===========    ========   ===========     =======
Cost of investments........  $3,597,163    $1,660,050  $ 8,119,997    $742,439   $39,708,922     $12,193
                             ==========    ==========  ===========    ========   ===========     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.97    $    15.43  $     16.16    $   8.63   $     11.58     $ 14.73
                             ==========    ==========  ===========    ========   ===========     =======
    Highest................  $    22.66    $    19.96  $     26.02    $   9.85   $     20.73     $ 16.39
                             ==========    ==========  ===========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                         ----------------------------------------------------------------------------------------
                           INVESCO        INVESCO                                 LEGG MASON       LEGG MASON
                          INVESTMENT     INVESTMENT                    LAZARD      PARTNERS         PARTNERS
                           SERVICES       SERVICES        JANUS      RETIREMENT    VARIABLE         VARIABLE
                         (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                         ------------ ---------------- ------------ ------------ ------------- ------------------
                                                                                  CLEARBRIDGE
                                                                                   VARIABLE       CLEARBRIDGE
                                        INVESCO V.I.                  EMERGING    FUNDAMENTAL    VARIABLE LARGE
                         INVESCO V.I.      VALUE          FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                         UTILITIES II OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                         ------------ ---------------- ------------ ------------ ------------- ------------------
ASSETS
Investments, at fair
 value..................   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           --------      ----------      -------       ------       ------           ------
    Total assets........   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
NET ASSETS
Accumulation units......   $168,771      $5,902,169      $10,380       $  720       $1,565           $1,850
Contracts in payout
 (annuitization) period.         --             946           --           --           --               --
                           --------      ----------      -------       ------       ------           ------
    Total net assets....   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
FUND SHARE
 INFORMATION
Number of shares........      9,975         634,062          195           33           63               97
                           ========      ==========      =======       ======       ======           ======
Cost of investments.....   $164,961      $4,928,951      $ 4,344       $  537       $1,421           $1,296
                           ========      ==========      =======       ======       ======           ======
ACCUMULATION
 UNIT VALUE
    Lowest..............   $  18.67      $    11.94      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======
    Highest.............   $  20.77      $    17.48      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -----------------------------------------------------------------------------
                                                                                             MFS VARIABLE
                             LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                             SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ----------- ------------- ----------- ------------
                                           FUNDAMENTAL GROWTH AND     GROWTH       MID-CAP
                            BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES    STOCK     MFS GROWTH
                            -------------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             -----------   ----------  -----------  -----------  -----------   --------
    Total assets...........  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
NET ASSETS
Accumulation units.........  $23,700,417   $6,561,952  $16,441,722  $10,032,109  $17,888,394   $781,031
Contracts in payout
 (annuitization) period....       93,814       28,006       75,418        8,054      160,266      3,894
                             -----------   ----------  -----------  -----------  -----------   --------
    Total net assets.......  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares...........    1,932,919      313,360      496,906      658,371      770,323     20,090
                             ===========   ==========  ===========  ===========  ===========   ========
Cost of investments........  $22,812,104   $5,021,727  $13,327,494  $ 9,372,797  $14,489,263   $508,522
                             ===========   ==========  ===========  ===========  ===========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     15.03   $    17.08  $     13.52  $     18.50  $     14.64   $   9.60
                             ===========   ==========  ===========  ===========  ===========   ========
    Highest................  $     17.15   $    19.50  $     15.43  $     21.12  $     16.70   $  24.88
                             ===========   ==========  ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------
                        MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                         INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                           TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------ --------------- ------------ ------------ ------------ -------------
                            MFS            MFS         MFS NEW                 MFS RESEARCH
                         HIGH YIELD  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                        ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments, at fair
 value.................   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          --------     ----------     ----------    --------     --------     --------
    Total assets.......   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
NET ASSETS
Accumulation units.....   $318,690     $1,152,604     $1,797,755    $671,877     $858,865     $223,141
Contracts in payout
 (annuitization)
 period................         --          5,649             --       5,203        2,092           --
                          --------     ----------     ----------    --------     --------     --------
    Total net assets...   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
FUND SHARE
 INFORMATION
Number of shares.......     50,747         38,673         81,457      23,559       65,572        6,999
                          ========     ==========     ==========    ========     ========     ========
Cost of investments....   $313,898     $  692,815     $1,181,406    $425,777     $781,420     $158,159
                          ========     ==========     ==========    ========     ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  17.63     $    13.65     $    18.09    $  12.00     $  17.99     $  27.55
                          ========     ==========     ==========    ========     ========     ========
    Highest............   $  18.68     $    17.02     $    38.24    $  16.15     $  19.05     $  29.31
                          ========     ==========     ==========    ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------------------------
                         MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY
                           INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE       VARIABLE
                             TRUST           TRUST           TRUST           TRUST           TRUST        INVESTMENT
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- --------------- --------------- --------------- --------------- --------------
                                         MFS INVESTORS      MFS NEW
                          MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY
                        --------------- --------------- --------------- --------------- --------------- --------------
ASSETS
Investments, at fair
 value.................    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           --------        --------        --------         -------       ----------     -----------
    Total assets.......    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
NET ASSETS
Accumulation units.....    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,583,968
Contracts in payout
 (annuitization)
 period................          --              --              --              --               --         396,391
                           --------        --------        --------         -------       ----------     -----------
    Total net assets...    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
FUND SHARE
 INFORMATION
Number of shares.......       3,251           4,713           7,841           2,351           46,936       1,983,153
                           ========        ========        ========         =======       ==========     ===========
Cost of investments....    $ 58,014        $ 76,970        $107,314         $31,720       $1,033,790     $34,138,624
                           ========        ========        ========         =======       ==========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $  13.98        $  14.28        $  18.38         $ 14.35       $    21.60     $     12.44
                           ========        ========        ========         =======       ==========     ===========
    Highest............    $  22.75        $  19.40        $  26.17         $ 21.10       $    30.48     $     61.04
                           ========        ========        ========         =======       ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                            SERIES         SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- ----------------
                                                                                                       EUROPEAN
                            GLOBAL                       LIMITED                      MULTI CAP         EQUITY
                        INFRASTRUCTURE  INCOME PLUS      DURATION     MONEY MARKET      GROWTH     (CLASS Y SHARES)
                        -------------- -------------- -------------- -------------- -------------- ----------------
ASSETS
Investments, at fair
 value.................  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total assets.......  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
NET ASSETS
Accumulation units.....  $52,926,396    $66,862,970    $ 8,519,201    $30,901,543    $209,704,366    $11,303,570
Contracts in payout
 (annuitization)
 period................      893,641        995,069         38,482        485,562       1,529,572        101,435
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total net assets...  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
FUND SHARE
 INFORMATION
Number of shares.......    5,582,991      5,910,979      1,134,971     31,387,105       3,481,687        567,696
                         ===========    ===========    ===========    ===========    ============    ===========
Cost of investments....  $62,222,402    $62,870,905    $10,149,059    $31,387,105    $113,673,605    $ 9,726,199
                         ===========    ===========    ===========    ===========    ============    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.44    $     16.70    $      9.48    $      9.49    $      15.27    $     11.51
                         ===========    ===========    ===========    ===========    ============    ===========
    Highest............  $     55.95    $     50.32    $     11.87    $     24.33    $     213.64    $     21.48
                         ===========    ===========    ===========    ===========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                      ----------------------------------------------------------------------------------------------------
                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     NEUBERGER
                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         BERMAN
                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       ADVISORS
                           SERIES           SERIES           SERIES           SERIES           SERIES        MANAGEMENT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)      TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
                           GLOBAL           INCOME          LIMITED                          MULTI CAP
                       INFRASTRUCTURE        PLUS           DURATION       MONEY MARKET        GROWTH            AMT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) LARGE CAP VALUE
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair
 value...............   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        -----------      -----------      -----------      -----------      -----------        -------
    Total assets.....   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
NET ASSETS
Accumulation
 units...............   $14,188,756      $80,571,036      $31,868,776      $37,107,706      $68,819,256        $24,052
Contracts in payout
 (annuitization)
 period..............        76,988          157,505           70,793          411,724           94,515             --
                        -----------      -----------      -----------      -----------      -----------        -------
    Total net
     assets..........   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
FUND SHARE
 INFORMATION
Number of shares.....     1,486,015        7,050,528        4,247,283       37,519,430        1,149,329          1,599
                        ===========      ===========      ===========      ===========      ===========        =======
Cost of
 investments.........   $16,107,316      $75,118,055      $38,481,222      $37,519,430      $35,263,135        $23,811
                        ===========      ===========      ===========      ===========      ===========        =======
ACCUMULATION
 UNIT VALUE
    Lowest...........   $     13.01      $     13.81      $      8.11      $      8.73      $     14.00        $ 17.55
                        ===========      ===========      ===========      ===========      ===========        =======
    Highest..........   $     27.26      $     19.70      $     10.35      $     10.44      $     30.16        $ 18.75
                        ===========      ===========      ===========      ===========      ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------
                         NEUBERGER
                          BERMAN
                         ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                        MANAGEMENT    VARIABLE       VARIABLE      VARIABLE       VARIABLE      VARIABLE
                           TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ----------- ------------- -------------- ------------- -------------- -------------
                                     OPPENHEIMER                                OPPENHEIMER
                        AMT MID-CAP    CAPITAL     OPPENHEIMER    OPPENHEIMER    DISCOVERY     OPPENHEIMER
                          GROWTH    APPRECIATION  CAPITAL INCOME   CORE BOND   MID CAP GROWTH    GLOBAL
                        ----------- ------------- -------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          -------    ----------     ----------    ----------      --------     ----------
    Total assets.......   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
NET ASSETS
Accumulation units.....   $23,316    $3,426,323     $1,387,535    $  937,223      $619,590     $3,038,041
Contracts in payout
 (annuitization)
 period................        --         7,102        111,337            --            --          5,824
                          -------    ----------     ----------    ----------      --------     ----------
    Total net assets...   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       568        59,320        108,300       119,696         8,316         74,495
                          =======    ==========     ==========    ==========      ========     ==========
Cost of investments....   $15,940    $2,242,784     $1,441,054    $1,151,550      $384,060     $2,071,096
                          =======    ==========     ==========    ==========      ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $ 13.37    $    10.52     $    11.27    $    11.17      $   7.09     $    17.40
                          =======    ==========     ==========    ==========      ========     ==========
    Highest............   $ 26.56    $    16.96     $    14.77    $    11.83      $  17.63     $    28.61
                          =======    ==========     ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ----------------------------------------------------------------------------------------------
                                                                         OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                          VARIABLE         VARIABLE        VARIABLE
                           OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))         ("SS"))
                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
                           OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                         GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL       OPPENHEIMER
                              INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)   CORE BOND (SS)
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
ASSETS
Investments, at fair
 value..................    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total assets........    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
NET ASSETS
Accumulation units......    $1,972,172     $1,627,357    $1,490,955      $28,586,388      $11,084,225     $25,459,554
Contracts in payout
 (annuitization) period.       162,564         19,483         2,002          140,690           38,092          21,149
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total net assets....    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       396,791         52,716        53,703          500,733          814,225       3,292,080
                            ==========     ==========    ==========      ===========      ===========     ===========
Cost of investments.....    $2,002,884     $1,042,771    $  823,841      $18,305,679      $11,673,781     $28,611,561
                            ==========     ==========    ==========      ===========      ===========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............    $     3.97     $    12.78    $    31.68      $     15.82      $     12.64     $      7.72
                            ==========     ==========    ==========      ===========      ===========     ===========
    Highest.............    $    20.83     $    19.26    $    33.56      $     18.42      $     14.82     $      8.81
                            ==========     ==========    ==========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ----------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES      VARIABLE
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))      INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
                          OPPENHEIMER
                           DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                            MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET      FOREIGN BOND
                          GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)  (US DOLLAR-HEDGED)
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
ASSETS
Investments, at fair
 value.................   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ----------      -----------     -----------      -----------      -----------         ------
    Total assets.......   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
NET ASSETS
Accumulation units.....   $8,389,364      $13,857,240     $63,187,870      $46,800,905      $20,862,792         $1,865
Contracts in payout
 (annuitization)
 period................       18,976          158,713         615,191          144,178          138,870             --
                          ----------      -----------     -----------      -----------      -----------         ------
    Total net assets...   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
FUND SHARE
 INFORMATION
Number of shares.......      116,427          346,329      11,600,557        1,514,846          762,865            186
                          ==========      ===========     ===========      ===========      ===========         ======
Cost of investments....   $4,965,076      $ 9,798,704     $61,518,484      $30,117,373      $11,826,383         $1,898
                          ==========      ===========     ===========      ===========      ===========         ======
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    18.46      $     24.48     $     15.75      $     18.26      $     27.56         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======
    Highest............   $    21.64      $     28.70     $     18.46      $     21.41      $     32.31         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
                                                           PIMCO VIT
                                                           COMMODITY        PIMCO VIT
                                                          REAL RETURN        EMERGING        PIMCO VIT        PIMCO VIT
                                          PIMCO TOTAL       STRATEGY       MARKETS BOND     REAL RETURN      TOTAL RETURN
                         MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            -------         ------         ----------       ----------       ----------      -----------
    Total assets.......     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units.....     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
Contracts in payout
 (annuitization)
 period................          --             --                 --               --               --               --
                            -------         ------         ----------       ----------       ----------      -----------
    Total net assets...     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares.......      19,772            143            463,404          107,884          386,870        1,684,613
                            =======         ======         ==========       ==========       ==========      ===========
Cost of investments....     $19,772         $1,528         $4,200,321       $1,486,492       $5,047,021      $18,256,838
                            =======         ======         ==========       ==========       ==========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $  9.96         $16.65         $     7.91       $    13.57       $    12.07      $     13.24
                            =======         ======         ==========       ==========       ==========      ===========
    Highest............     $  9.96         $16.65         $     8.76       $    15.03       $    13.36      $     14.66
                            =======         ======         ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                          PROFUNDS       PROFUNDS         PROFUNDS        PROFUNDS       PUTNAM         PUTNAM
                             VP             VP               VP              VP      VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------------ ------------ -------------- --------------
                                                          PROFUND                     VT AMERICAN         VT
                           PROFUND       PROFUND             VP           PROFUND      GOVERNMENT      CAPITAL
                        VP FINANCIALS VP HEALTH CARE TELECOMMUNICATIONS VP UTILITIES     INCOME     OPPORTUNITIES
                        ------------- -------------- ------------------ ------------ -------------- --------------
ASSETS
Investments, at fair
 value.................    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ------         ------           ------         -------     -----------     ----------
    Total assets.......    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
NET ASSETS
Accumulation units.....    $4,301         $4,562           $3,661         $20,311     $20,162,006     $5,254,818
Contracts in payout
 (annuitization)
 period................        --             --               --              --         321,741             --
                           ------         ------           ------         -------     -----------     ----------
    Total net assets...    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       154             88              417             579       2,054,538        224,661
                           ======         ======           ======         =======     ===========     ==========
Cost of investments....    $2,955         $2,616           $3,083         $15,121     $23,290,138     $3,435,328
                           ======         ======           ======         =======     ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 8.32         $16.14           $10.46         $  9.84     $      9.18     $    20.31
                           ======         ======           ======         =======     ===========     ==========
    Highest............    $18.33         $21.47           $15.33         $ 15.64     $     19.04     $    28.58
                           ======         ======           ======         =======     ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT         VT GEORGE          VT             VT
                         DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL
                            INCOME         INCOME        BALANCED      ALLOCATION       EQUITY      HEALTH CARE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total assets.......  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $27,722,191    $81,445,446    $58,696,060    $25,026,949    $18,621,565    $29,438,752
Contracts in payout
 (annuitization)
 period................      116,450        310,542        245,020         37,237         73,955          8,297
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets...  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    3,677,496      4,007,646      6,372,009      1,327,552      1,203,833      1,684,614
                         ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments....  $28,920,003    $43,059,454    $61,159,144    $19,453,567    $17,565,457    $19,920,456
                         ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.13    $     12.57    $     12.29    $     13.60    $      7.41    $     15.68
                         ===========    ===========    ===========    ===========    ===========    ===========
    Highest............  $     21.01    $     25.67    $     15.34    $     20.93    $     17.14    $     22.68
                         ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                                                            VT                                           VT
                          VT GLOBAL    VT GROWTH AND      GROWTH           VT             VT       INTERNATIONAL
                          UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total assets.......  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $11,541,421    $157,283,727   $10,780,085    $39,621,875    $81,173,844    $96,770,691
Contracts in payout
 (annuitization)
 period................        8,126         467,228        26,284        107,420        525,478        314,053
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets...  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      873,642       6,597,698     1,262,426      5,619,419      6,865,489      6,793,894
                         ===========    ============   ===========    ===========    ===========    ===========
Cost of investments....  $12,127,412    $138,098,506   $ 7,611,465    $38,222,904    $81,577,745    $98,372,258
                         ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.75    $      13.34   $      6.26    $     15.35    $     13.44    $     10.07
                         ===========    ============   ===========    ===========    ===========    ===========
    Highest............  $     21.48    $      21.32   $     19.16    $     24.62    $     19.77    $     21.27
                         ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT                            VT             VT             VT
                        INTERNATIONAL  INTERNATIONAL                     MONEY        MULTI CAP      MULTI CAP
                            GROWTH         VALUE       VT INVESTORS      MARKET         GROWTH         VALUE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total assets.......  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $14,692,005    $16,348,336    $57,620,468    $65,126,996    $85,095,380     $7,870,846
Contracts in payout
 (annuitization)
 period................       47,105         26,861        237,731        265,599        131,442             --
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total net assets...  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      736,587      1,480,578      3,764,359     65,392,595      2,797,073        397,317
                         ===========    ===========    ===========    ===========    ===========     ==========
Cost of investments....  $10,935,693    $18,472,379    $42,176,411    $65,392,595    $60,609,928     $5,511,315
                         ===========    ===========    ===========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $      7.32    $     12.46    $      8.64    $      8.62    $      6.76     $    20.12
                         ===========    ===========    ===========    ===========    ===========     ==========
    Highest............  $     15.92    $     18.97    $     21.63    $     11.67    $     24.31     $    27.81
                         ===========    ===========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            ----------------------------------------------------------------------------------------
                                                                         THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- -------------- --------------
                                                                                                        VAN KAMPEN
                                                                          VAN KAMPEN                    UIF GLOBAL
                                                                           UIF CORE      VAN KAMPEN   TACTICAL ASSET
                                            VT SMALL CAP                  PLUS FIXED    UIF EMERGING    ALLOCATION
                             VT RESEARCH       VALUE        VT VOYAGER      INCOME     MARKETS EQUITY   PORTFOLIO
                            -------------- -------------- -------------- ------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             -----------    -----------    ------------    --------     -----------    -----------
    Total assets...........  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
NET ASSETS
Accumulation units.........  $26,915,471    $47,991,264    $119,044,636    $659,314     $23,127,050    $90,722,760
Contracts in payout
 (annuitization) period....       82,695         26,971         336,227          --         103,691      1,314,556
                             -----------    -----------    ------------    --------     -----------    -----------
    Total net assets.......  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,485,048      2,304,138       2,315,827      64,575       1,581,398      8,321,638
                             ===========    ===========    ============    ========     ===========    ===========
Cost of investments........  $17,935,355    $35,264,890    $ 85,471,332    $679,817     $21,001,775    $84,518,048
                             ===========    ===========    ============    ========     ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     10.64    $     18.54    $       9.00    $  12.54     $     17.25    $     11.19
                             ===========    ===========    ============    ========     ===========    ===========
    Highest................  $     21.53    $     37.60    $      22.75    $  16.59     $     30.08    $     57.65
                             ===========    ===========    ============    ========     ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------
                                                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------- ------------- -------------- -------------
                                                                    VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
                                                      VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL
                         VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE
                         UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)
                        ------------- -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total assets.......  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
NET ASSETS
Accumulation units.....  $27,303,232   $16,534,772    $18,678,184   $11,960,877    $9,292,661    $46,216,185
Contracts in payout
 (annuitization)
 period................       78,748        50,144         67,511        50,633            --        336,659
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total net assets...  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      882,436     1,150,931      1,190,959     1,470,197       634,745      2,542,482
                         ===========   ===========    ===========   ===========    ==========    ===========
Cost of investments....  $14,617,993   $11,655,910    $17,023,056   $12,156,340    $8,931,203    $38,142,685
                         ===========   ===========    ===========   ===========    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.17   $     23.94    $     22.74   $     17.53    $    30.57    $     20.31
                         ===========   ===========    ===========   ===========    ==========    ===========
    Highest............  $     24.67   $     29.89    $     41.48   $     24.90    $    35.21    $     28.70
                         ===========   ===========    ===========   ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                                     -----------------------------------------------------------------------
                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN
                                       UIF GLOBAL
                                     TACTICAL ASSET                VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                       ALLOCATION    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                       PORTFOLIO     UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value..........  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      -----------    ----------    -----------   -----------    -----------
    Total assets....................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $31,841,660    $7,171,490    $23,780,801   $12,652,022    $36,762,918
Contracts in payout (annuitization)
 period.............................      137,756        22,243         24,406        66,250        131,400
                                      -----------    ----------    -----------   -----------    -----------
    Total net assets................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    2,899,312       236,714      1,670,541       463,494      2,355,959
                                      ===========    ==========    ===========   ===========    ===========
Cost of investments.................  $29,053,524    $3,660,850    $17,661,053   $ 6,778,298    $34,399,322
                                      ===========    ==========    ===========   ===========    ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     12.24    $    20.38    $     15.15   $     31.50    $     22.60
                                      ===========    ==========    ===========   ===========    ===========
    Highest.........................  $     17.42    $    27.01    $     33.66   $     36.68    $     29.73
                                      ===========    ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --   $     --   $       --    $   --     $     --    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........   (100,358)   (39,217)    (126,713)     (251)      (8,647)     (5,639)
    Administrative expense..............     (9,878)    (3,920)     (14,623)      (27)        (934)       (484)
                                         ----------   --------   ----------    ------     --------    --------
    Net investment income (loss)........   (110,236)   (43,137)    (141,336)     (278)      (9,581)     (6,123)
                                         ----------   --------   ----------    ------     --------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................  1,457,066    520,694    1,252,429       284       41,466       6,158
    Cost of investments sold............  1,250,433    406,556      997,960       265       37,690       6,714
                                         ----------   --------   ----------    ------     --------    --------
       Realized gains (losses) on
        fund shares.....................    206,633    114,138      254,469        19        3,776        (556)
Realized gain distributions.............         --         --           --        --           --          --
                                         ----------   --------   ----------    ------     --------    --------
    Net realized gains (losses).........    206,633    114,138      254,469        19        3,776        (556)
Change in unrealized gains (losses).....    405,766    284,564    1,313,503     1,843      (23,824)    (15,520)
                                         ----------   --------   ----------    ------     --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    612,399    398,702    1,567,972     1,862      (20,048)    (16,076)
                                         ----------   --------   ----------    ------     --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $  502,163   $355,565   $1,426,636    $1,584     $(29,629)   $(22,199)
                                         ==========   ========   ==========    ======     ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2021        2022        2023      2024 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --    $     --   $       --   $     --   $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,203)     (4,730)     (11,910)    (2,178)    (104,716)    (1,065)
    Administrative expense...........      (206)       (460)      (1,230)      (208)     (10,907)      (129)
                                       --------    --------   ----------   --------   ----------    -------
    Net investment income
     (loss)..........................    (2,409)     (5,190)     (13,140)    (2,386)    (115,623)    (1,194)
                                       --------    --------   ----------   --------   ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   327,001     482,949    1,279,390    251,542    1,435,777      5,451
    Cost of investments sold.........   301,435     462,431    1,313,049    256,750    1,168,232      5,678
                                       --------    --------   ----------   --------   ----------    -------
       Realized gains (losses)
        on fund shares...............    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Realized gain distributions..........        --          --           --         --           --         --
                                       --------    --------   ----------   --------   ----------    -------
    Net realized gains (losses)......    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Change in unrealized gains
 (losses)............................   (35,292)    (47,909)     (33,855)    (5,959)   1,192,936        840
                                       --------    --------   ----------   --------   ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    (9,726)    (27,391)     (67,514)   (11,167)   1,460,481        613
                                       --------    --------   ----------   --------   ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(12,135)   $(32,581)  $  (80,654)  $(13,553)  $1,344,858    $  (581)
                                       ========    ========   ==========   ========   ==========    =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      ---------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                         TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- -------------- ----------- ------------
                                                                               AST                       AST
                                          AST       AST FI        AST        FRANKLIN                  GOLDMAN
                                       FEDERATED  PYRAMIS(R)  FIRST TRUST   TEMPLETON        AST        SACHS
                                      AGGRESSIVE     ASSET     BALANCED   FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                        GROWTH    ALLOCATION    TARGET      ALLOCATION   REAL ESTATE    GROWTH
                                      ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   --      $    --   $       --     $     --       $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (239)      (3,890)     (37,529)     (40,473)        (37)        (547)
    Administrative expense...........      (33)        (425)      (3,856)      (4,866)         (4)         (77)
                                        ------      -------   ----------     --------       -----      -------
    Net investment income
     (loss)..........................     (272)      (4,315)     (41,385)     (45,339)        (41)        (624)
                                        ------      -------   ----------     --------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,751       55,221    1,120,747      710,647         239        7,495
    Cost of investments sold.........    3,964       48,661      964,683      634,081         167        4,756
                                        ------      -------   ----------     --------       -----      -------
       Realized gains (losses)
        on fund shares...............      787        6,560      156,064       76,566          72        2,739
Realized gain distributions..........       --           --           --           --          --           --
                                        ------      -------   ----------     --------       -----      -------
    Net realized gains (losses)......      787        6,560      156,064       76,566          72        2,739
Change in unrealized gains
 (losses)............................    6,799       42,465      181,511      627,135          48       10,692
                                        ------      -------   ----------     --------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,586       49,025      337,575      703,701         120       13,431
                                        ------      -------   ----------     --------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $7,314      $44,710   $  296,190     $658,362       $  79      $12,807
                                        ======      =======   ==========     ========       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- --------------- ----------- ----------- -----------
                                             AST         AST                         AST
                                           GOLDMAN     GOLDMAN         AST         GOLDMAN       AST
                                            SACHS       SACHS        GOLDMAN        SACHS      HERNDON
                                          LARGE-CAP    MID-CAP        SACHS       SMALL-CAP   LARGE-CAP      AST
                                            VALUE      GROWTH    MULTI-ASSET (B)    VALUE     VALUE (C)  HIGH YIELD
                                         ----------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --       $    --       $   --      $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (103)        (547)       (6,957)         (77)       (276)      (1,034)
    Administrative expense..............      (15)         (72)         (834)         (11)        (36)        (146)
                                           ------      -------       -------       ------      ------      -------
    Net investment income (loss)........     (118)        (619)       (7,791)         (88)       (312)      (1,180)
                                           ------      -------       -------       ------      ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      130        1,148        97,362          224       5,113       19,260
    Cost of investments sold............      122          996        87,219          162       4,640       17,597
                                           ------      -------       -------       ------      ------      -------
       Realized gains (losses) on
        fund shares.....................        8          152        10,143           62         473        1,663
Realized gain distributions.............       --           --            --           --          --           --
                                           ------      -------       -------       ------      ------      -------
    Net realized gains (losses).........        8          152        10,143           62         473        1,663
Change in unrealized gains
 (losses)...............................    2,702       13,286        39,370        2,117       6,718        4,615
                                           ------      -------       -------       ------      ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,710       13,438        49,513        2,179       7,191        6,278
                                           ------      -------       -------       ------      ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,592      $12,819       $41,722       $2,091      $6,879      $ 5,098
                                           ======      =======       =======       ======      ======      =======

--------
(b)Previously known as AST Horizon Moderate Asset Allocation
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------------
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                             TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ------------- -------------
                                                                         AST         AST          AST           AST
                                              AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                         INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                            GROWTH         VALUE        BOND      THEMATIC    EQUITY (D)   OPPORTUNITIES
                                         ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --    $       --    $    --      $   --       $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (558)         (755)      (44,059)    (2,011)       (717)       (47,905)
    Administrative expense..............        (77)         (100)       (4,862)      (245)        (76)        (4,984)
                                            -------       -------    ----------    -------      ------       --------
    Net investment income (loss)........       (635)         (855)      (48,921)    (2,256)       (793)       (52,889)
                                            -------       -------    ----------    -------      ------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,925        10,450     3,953,813     46,355       2,858        584,689
    Cost of investments sold............     13,588        11,047     3,861,396     42,087       2,805        491,704
                                            -------       -------    ----------    -------      ------       --------
       Realized gains (losses) on
        fund shares.....................      1,337          (597)       92,417      4,268          53         92,985
Realized gain distributions.............         --            --            --         --          --             --
                                            -------       -------    ----------    -------      ------       --------
    Net realized gains (losses).........      1,337          (597)       92,417      4,268          53         92,985
Change in unrealized gains
 (losses)...............................      7,346        12,363      (174,643)    19,636       7,229        251,776
                                            -------       -------    ----------    -------      ------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      8,683        11,766       (82,226)    23,904       7,282        344,761
                                            -------       -------    ----------    -------      ------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 8,048       $10,911    $ (131,147)   $21,648      $6,489       $291,872
                                            =======       =======    ==========    =======      ======       ========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                         AST
                                                       LOOMIS        AST
                                             AST       SAYLES    LORD ABBETT     AST         AST         AST
                                          LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                            VALUE    GROWTH (E)    INCOME      EQUITY      GROWTH       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --     $    --     $    --     $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (72)      (1,444)       (630)       (616)      (159)        (471)
    Administrative expense..............      (11)        (173)        (92)        (94)       (24)         (55)
                                           ------      -------     -------     -------     ------      -------
    Net investment income (loss)........      (83)      (1,617)       (722)       (710)      (183)        (526)
                                           ------      -------     -------     -------     ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................       87        3,508       3,813       4,018      1,371          532
    Cost of investments sold............       73        2,779       3,521       3,380        896          312
                                           ------      -------     -------     -------     ------      -------
       Realized gains (losses) on
        fund shares.....................       14          729         292         638        475          220
Realized gain distributions.............       --           --          --          --         --           --
                                           ------      -------     -------     -------     ------      -------
    Net realized gains (losses).........       14          729         292         638        475          220
Change in unrealized gains (losses).....    2,363       35,295      (1,553)     14,455      4,572        9,867
                                           ------      -------     -------     -------     ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,377       36,024      (1,261)     15,093      5,047       10,087
                                           ------      -------     -------     -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $2,294      $34,407     $(1,983)    $14,383     $4,864      $ 9,561
                                           ======      =======     =======     =======     ======      =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                            TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ----------- -----------
                                                         AST
                                                      NEUBERGER      AST                       AST         AST
                                                      BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                             AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                            MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                           MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                         ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --    $    --     $    --      $    --       $  --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (6,370)      (309)       (477)         (58)       (194)      (1,130)
    Administrative expense..............       (657)       (40)        (68)          (6)        (23)        (160)
                                         ----------    -------     -------      -------       -----      -------
    Net investment income (loss)........     (7,027)      (349)       (545)         (64)       (217)      (1,290)
                                         ----------    -------     -------      -------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  1,195,508     11,498       4,423       10,060         709       21,027
    Cost of investments sold............  1,195,508      8,242       3,721        9,454         705       22,316
                                         ----------    -------     -------      -------       -----      -------
       Realized gains (losses) on
        fund shares.....................         --      3,256         702          606           4       (1,289)
Realized gain distributions.............         --         --          --           --          --           --
                                         ----------    -------     -------      -------       -----      -------
    Net realized gains (losses).........         --      3,256         702          606           4       (1,289)
Change in unrealized gains
 (losses)...............................         --      6,286      12,246           31          35       (1,048)
                                         ----------    -------     -------      -------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         --      9,542      12,948          637          39       (2,337)
                                         ----------    -------     -------      -------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $   (7,027)   $ 9,193     $12,403      $   573       $(178)     $(3,627)
                                         ==========    =======     =======      =======       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------
                                           ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST        TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------ -------------- ----------- ----------- -----------
                                             AST          AST           AST           AST                     AST
                                            PIMCO     PRESERVATION   PRUDENTIAL     QMA US        AST      SCHRODERS
                                         TOTAL RETURN    ASSET         GROWTH       EQUITY     RCM WORLD    GLOBAL
                                             BOND      ALLOCATION  ALLOCATION (F)    ALPHA    TRENDS (AV)  TACTICAL
                                         ------------ ------------ -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $     --    $       --    $       --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (4,512)     (120,728)     (127,792)       (492)    (24,222)     (5,460)
    Administrative expense..............       (457)      (12,580)      (13,226)        (72)     (2,538)       (712)
                                           --------    ----------    ----------     -------    --------     -------
    Net investment income (loss)........     (4,969)     (133,308)     (141,018)       (564)    (26,760)     (6,172)
                                           --------    ----------    ----------     -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    318,741     1,720,070     4,333,719      17,783     495,474      59,686
    Cost of investments sold............    310,416     1,478,307     3,907,082      13,800     384,206      50,915
                                           --------    ----------    ----------     -------    --------     -------
       Realized gains (losses) on
        fund shares.....................      8,325       241,763       426,637       3,983     111,268       8,771
Realized gain distributions.............         --            --            --          --          --          --
                                           --------    ----------    ----------     -------    --------     -------
    Net realized gains (losses).........      8,325       241,763       426,637       3,983     111,268       8,771
Change in unrealized gains (losses).....    (20,435)      492,352       968,355       9,694      83,849      68,770
                                           --------    ----------    ----------     -------    --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (12,110)      734,115     1,394,992      13,677     195,117      77,541
                                           --------    ----------    ----------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(17,079)   $  600,807    $1,253,974     $13,113    $168,357     $71,369
                                           ========    ==========    ==========     =======    ========     =======

--------
(f)Previously known as AST First Trust Capital Appreciation Target
(av)Previously known as AST CLS Moderate Asset Allocation


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      -------------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED       ADVANCED      ADVANCED
                                        SERIES      SERIES      SERIES        SERIES         SERIES        SERIES
                                         TRUST       TRUST       TRUST         TRUST          TRUST         TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ----------- --------------- ------------- -------------
                                          AST
                                       SCHRODERS                                               AST           AST
                                      MULTI-ASSET     AST         AST           AST       T. ROWE PRICE T. ROWE PRICE
                                         WORLD     SMALL-CAP   SMALL-CAP     TEMPLETON        ASSET        EQUITY
                                      STRATEGIES    GROWTH       VALUE    GLOBAL BOND (G)  ALLOCATION      INCOME
                                      ----------- ----------- ----------- --------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --        $    --       $      --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (11,203)       (36)       (300)          (703)        (91,393)      (1,038)
    Administrative expense...........    (1,168)        (4)        (39)           (90)         (9,329)        (107)
                                       --------     ------      ------        -------       ---------      -------
    Net investment income
     (loss)..........................   (12,371)       (40)       (339)          (793)       (100,722)      (1,145)
                                       --------     ------      ------        -------       ---------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   319,991      1,581       2,629          6,229         936,227        4,647
    Cost of investments sold.........   264,592      1,343       1,652          6,507         733,008        3,988
                                       --------     ------      ------        -------       ---------      -------
       Realized gains (losses)
        on fund shares...............    55,399        238         977           (278)        203,219          659
Realized gain distributions..........        --         --          --             --              --           --
                                       --------     ------      ------        -------       ---------      -------
    Net realized gains (losses)......    55,399        238         977           (278)        203,219          659
Change in unrealized gains
 (losses)............................    48,715        757       7,324         (2,137)        745,014       17,723
                                       --------     ------      ------        -------       ---------      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   104,114        995       8,301         (2,415)        948,233       18,382
                                       --------     ------      ------        -------       ---------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 91,743     $  955      $7,962        $(3,208)      $ 847,511      $17,237
                                       ========     ======      ======        =======       =========      =======

--------
(g)Previously known as AST T. Rowe Price Global Bond


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------
                                                                                              ALLIANCE     ALLIANCE
                                                                                              BERNSTEIN    BERNSTEIN
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE     VARIABLE
                                            SERIES        SERIES       SERIES      SERIES      PRODUCT      PRODUCT
                                             TRUST         TRUST        TRUST       TRUST    SERIES FUND  SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ----------- -------------
                                                                         AST
                                              AST           AST      WELLINGTON      AST                   ALLIANCE
                                         T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE   BERNSTEIN VPS
                                           LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN    GROWTH &
                                            GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH     INCOME
                                         ------------- ------------- ----------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --      $    --      $  --    $    5,700   $   720,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........       (409)       (1,590)      (1,855)      (110)     (325,336)     (972,148)
    Administrative expense..............        (52)         (187)        (199)       (19)      (32,490)      (73,076)
                                            -------       -------      -------      -----    ----------   -----------
    Net investment income
     (loss).............................       (461)       (1,777)      (2,054)      (129)     (352,126)     (325,040)
                                            -------       -------      -------      -----    ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     29,408        25,327       41,355        611     5,457,077    14,820,034
    Cost of investments sold............     16,448        27,319       34,234        610     3,748,049    12,855,532
                                            -------       -------      -------      -----    ----------   -----------
       Realized gains (losses) on
        fund shares.....................     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Realized gain distributions.............         --            --           --         --            --            --
                                            -------       -------      -------      -----    ----------   -----------
    Net realized gains (losses).........     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Change in unrealized gains
 (losses)...............................       (452)       19,458       17,117       (199)    4,574,781    15,892,116
                                            -------       -------      -------      -----    ----------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     12,508        17,466       24,238       (198)    6,283,809    17,856,618
                                            -------       -------      -------      -----    ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $12,047       $15,689      $22,184      $(327)   $5,931,683   $17,531,578
                                            =======       =======      =======      =====    ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                  BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                                   PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                                 SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ---------------- ----------------
                                  ALLIANCE      ALLIANCE      ALLIANCE
                                BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                                INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                                    VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                                ------------- ------------- ------------- ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  761,728    $       --    $   78,406     $ 23,075         $  182           $   92
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (201,622)     (282,062)     (283,720)     (19,059)          (156)             (74)
    Administrative
     expense...................     (26,210)      (23,407)      (36,608)      (2,370)           (11)              (6)
                                 ----------    ----------    ----------     --------         ------           ------
    Net investment income
     (loss)....................     533,896      (305,469)     (241,922)       1,646             15               12
                                 ----------    ----------    ----------     --------         ------           ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   4,557,517     3,294,432     5,439,196      659,539            908               83
    Cost of investments
     sold......................   5,396,513     2,281,682     4,044,158      623,951            786               65
                                 ----------    ----------    ----------     --------         ------           ------
       Realized gains
        (losses) on fund
        shares.................    (838,996)    1,012,750     1,395,038       35,588            122               18
Realized gain
 distributions.................          --            --     1,071,248           --            221               --
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized gains
     (losses)..................    (838,996)    1,012,750     2,466,286       35,588            343               18
Change in unrealized gains
 (losses)......................   2,885,229     4,856,891     3,532,808      336,755          1,315            1,011
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   2,046,233     5,869,641     5,999,094      372,343          1,658            1,029
                                 ----------    ----------    ----------     --------         ------           ------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $2,580,129    $5,564,172    $5,757,172     $373,989         $1,673           $1,041
                                 ==========    ==========    ==========     ========         ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         --------------------------------------------------------------------------
                                           DREYFUS
                                          SOCIALLY                   DREYFUS     DREYFUS        DWS         DWS
                                         RESPONSIBLE                VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                                           GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT   VARIABLE    VARIABLE
                                         FUND, INC.   INDEX FUND      FUND         FUND      SERIES I    SERIES I
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------- ----------- ------------ ----------- -----------
                                           DREYFUS                                                          DWS
                                          SOCIALLY                                                        CAPITAL
                                         RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS       GROWTH
                                         GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A     VIP A
                                         ----------- ------------- ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  220      $  9,233      $   747     $     --    $ 11,217    $ 12,142
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (209)       (6,646)      (1,133)      (6,055)     (1,248)     (4,108)
    Administrative expense..............      (18)         (502)         (85)        (467)       (935)     (2,937)
                                           ------      --------      -------     --------    --------    --------
    Net investment income (loss)........       (7)        2,085         (471)      (6,522)      9,034       5,097
                                           ------      --------      -------     --------    --------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      760        34,423       10,930      232,387      59,643     123,342
    Cost of investments sold............      607        28,514        8,728      232,387      59,593      91,771
                                           ------      --------      -------     --------    --------    --------
       Realized gains (losses) on
        fund shares.....................      153         5,909        2,202           --          50      31,571
Realized gain distributions.............       --         5,408           --           --          --          --
                                           ------      --------      -------     --------    --------    --------
    Net realized gains (losses).........      153        11,317        2,202           --          50      31,571
Change in unrealized gains
 (losses)...............................    4,794       117,942       23,042           --     (21,024)    249,928
                                           ------      --------      -------     --------    --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    4,947       129,259       25,244           --     (20,974)    281,499
                                           ------      --------      -------     --------    --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $4,940      $131,344      $24,773     $ (6,522)   $(11,940)   $286,596
                                           ======      ========      =======     ========    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                             DWS         DWS          DWS           DWS          DWS         DWS
                                         INVESTMENTS INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS INVESTMENTS
                                          VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                          SERIES I    SERIES I     SERIES I      SERIES II    SERIES II   SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                         DWS                                                 DWS
                                                       GLOBAL                       DWS          DWS        SMALL
                                             DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY      MID CAP
                                         CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET      GROWTH
                                            VIP A       VIP A        VIP A       VIP A II     VIP A II    VIP A II
                                         ----------- ----------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  6,189    $  6,820     $ 14,284      $ 27,437      $    18    $    387
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (2,038)     (4,662)      (1,245)       (5,441)        (772)     (1,408)
    Administrative expense..............    (1,446)     (3,296)        (858)       (3,893)        (517)       (996)
                                          --------    --------     --------      --------      -------    --------
    Net investment income (loss)........     2,705      (1,138)      12,181        18,103       (1,271)     (2,017)
                                          --------    --------     --------      --------      -------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    29,978     222,552       87,106       155,677        6,395      36,194
    Cost of investments sold............    25,386     192,602      110,072       131,039        6,395      28,070
                                          --------    --------     --------      --------      -------    --------
       Realized gains (losses) on
        fund shares.....................     4,592      29,950      (22,966)       24,638           --       8,124
Realized gain distributions.............        --      72,416           --            --           --          --
                                          --------    --------     --------      --------      -------    --------
    Net realized gains (losses).........     4,592     102,366      (22,966)       24,638           --       8,124
Change in unrealized gains
 (losses)...............................   139,463     226,793       61,816       147,247           --     109,504
                                          --------    --------     --------      --------      -------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   144,055     329,159       38,850       171,885           --     117,628
                                          --------    --------     --------      --------      -------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $146,760    $328,021     $ 51,031      $189,988      $(1,271)   $115,611
                                          ========    ========     ========      ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------
                                                FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                  FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                   SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -------------
                                  FEDERATED
                                    PRIME          VIP           VIP                         VIP
                                MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME  VIP INDEX 500
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --    $   51,523     $ 19,196      $  9,113      $ 39,244     $   76,139
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (82,890)      (61,006)     (10,375)      (40,035)       (9,133)       (51,453)
    Administrative
     expense...................      (6,312)       (4,888)        (799)       (3,175)         (746)        (4,111)
                                 ----------    ----------     --------      --------      --------     ----------
    Net investment income
     (loss)....................     (89,202)      (14,371)       8,022       (34,097)       29,365         20,575
                                 ----------    ----------     --------      --------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,518,063       718,240      171,381       440,679       184,745        864,171
    Cost of investments
     sold......................   1,518,063       571,723      152,525       328,613       184,522        654,600
                                 ----------    ----------     --------      --------      --------     ----------
       Realized gains
        (losses) on fund
        shares.................          --       146,517       18,856       112,066           223        209,571
Realized gain
 distributions.................          --         1,372       51,113         2,170            --         41,502
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized gains
     (losses)..................          --       147,889       69,969       114,236           223        251,073
Change in unrealized gains
 (losses)......................          --     1,132,256      111,031       865,175         2,822        820,621
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............          --     1,280,145      181,000       979,411         3,045      1,071,694
                                 ----------    ----------     --------      --------      --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (89,202)   $1,265,774     $189,022      $945,314      $ 32,410     $1,092,269
                                 ==========    ==========     ========      ========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                             ---------------------------------------------------------------------------------------------------
                                                             FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                        VIP ASSET                              VIP           VIP FREEDOM
                              INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO
                              GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 28,763      $ 13,680         $    84         $   392,221        $ 13,771         $   82,155
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........    (14,811)      (11,882)           (684)           (739,250)         (9,911)          (100,213)
    Administrative
     expense................     (1,270)         (967)            (52)            (99,900)           (674)           (13,229)
                               --------      --------         -------         -----------        --------         ----------
    Net investment
     income (loss)..........     12,682           831            (652)           (446,929)          3,186            (31,287)
                               --------      --------         -------         -----------        --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................    170,656       342,238          53,862          18,089,080         189,132          3,056,071
    Cost of investments
     sold...................    168,123       331,621          34,414          16,250,737         174,822          2,731,826
                               --------      --------         -------         -----------        --------         ----------
       Realized gains
        (losses) on
        fund
        shares..............      2,533        10,617          19,448           1,838,343          14,310            324,245
Realized gain
 distributions..............     14,753         3,750              48              13,735          40,872             82,736
                               --------      --------         -------         -----------        --------         ----------
    Net realized gains
     (losses)...............     17,286        14,367          19,496           1,852,078          55,182            406,981
Change in unrealized
 gains (losses).............    (69,382)      229,340          (9,255)         11,905,074          97,733            363,704
                               --------      --------         -------         -----------        --------         ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (52,096)      243,707          10,241          13,757,152         152,915            770,685
                               --------      --------         -------         -----------        --------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(39,414)     $244,538         $ 9,589         $13,310,223        $156,101         $  739,398
                               ========      ========         =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP FREEDOM
                              VIP FREEDOM       VIP FREEDOM         INCOME                            VIP GROWTH
                            2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH         & INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $   77,556         $ 36,692          $ 23,433           $    59         $  193,714
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (82,416)         (34,705)          (30,089)           (1,973)          (174,202)
   Administrative
    expense...............       (10,990)          (4,835)           (4,183)             (133)           (23,412)
                              ----------         --------          --------           -------         ----------
   Net investment
    income (loss).........       (15,850)          (2,848)          (10,839)           (2,047)            (3,900)
                              ----------         --------          --------           -------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,720,600          595,090           721,617            12,590          2,669,316
   Cost of investments
    sold..................     1,484,418          513,990           684,965             7,683          2,068,874
                              ----------         --------          --------           -------         ----------
      Realized gains
       (losses) on
       fund
       shares.............       236,182           81,100            36,652             4,907            600,442
Realized gain
 distributions............        77,472           36,290            20,093                90                 --
                              ----------         --------          --------           -------         ----------
   Net realized gains
    (losses)..............       313,654          117,390            56,745             4,997            600,442
Change in unrealized
 gains (losses)...........       436,212          331,411            28,443            35,819          2,697,176
                              ----------         --------          --------           -------         ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       749,866          448,801            85,188            40,816          3,297,618
                              ----------         --------          --------           -------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  734,016         $445,953          $ 74,349           $38,769         $3,293,718
                              ==========         ========          ========           =======         ==========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                                  VIP
                             GROWTH STOCK
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................     $  4,095
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........      (18,366)
   Administrative
    expense...............       (2,441)
                               --------
   Net investment
    income (loss).........      (16,712)
                               --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................      408,079
   Cost of investments
    sold..................      327,659
                               --------
      Realized gains
       (losses) on
       fund
       shares.............       80,420
Realized gain
 distributions............      127,515
                               --------
   Net realized gains
    (losses)..............      207,935
Change in unrealized
 gains (losses)...........      168,259
                               --------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........      376,194
                               --------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............     $359,482
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP HIGH                         VIP INVESTMENT                         VIP MONEY
                                INCOME         VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $  285,938        $  144,846           $ 40           $   38,239        $     1,162
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (75,315)         (113,850)           (22)            (209,610)          (168,234)
   Administrative
    expense...............        (9,462)          (15,076)            (1)             (28,595)           (20,906)
                              ----------        ----------           ----           ----------        -----------
   Net investment
    income (loss).........       201,161            15,920             17             (199,966)          (187,978)
                              ----------        ----------           ----           ----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,205,249         2,126,043             27            4,412,600         10,641,381
   Cost of investments
    sold..................     1,171,010         1,758,445             27            3,915,744         10,641,381
                              ----------        ----------           ----           ----------        -----------
      Realized gains
       (losses) on
       fund
       shares.............        34,239           367,598             --              496,856                 --
Realized gain
 distributions............            --            76,962             23            1,854,495                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized gains
    (losses)..............        34,239           444,560             23            2,351,351                 --
Change in unrealized
 gains (losses)...........       (25,601)        1,606,292            (99)           2,187,129                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........         8,638         2,050,852            (76)           4,538,480                 --
                              ----------        ----------           ----           ----------        -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  209,799        $2,066,772           $(59)          $4,338,514        $  (187,978)
                              ==========        ==========           ====           ==========        ===========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                             VIP OVERSEAS
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................      $  403
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........        (589)
   Administrative
    expense...............         (34)
                                ------
   Net investment
    income (loss).........        (220)
                                ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................       1,918
   Cost of investments
    sold..................       2,010
                                ------
      Realized gains
       (losses) on
       fund
       shares.............         (92)
Realized gain
 distributions............         139
                                ------
   Net realized gains
    (losses)..............          47
Change in unrealized
 gains (losses)...........       9,142
                                ------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       9,189
                                ------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............      $8,969
                                ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- ----------------- -------------- -------------- --------------
                                   FRANKLIN       FRANKLIN                                        FRANKLIN       FRANKLIN
                                   FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP      SMALL CAP
                                    GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH         VALUE
                                  SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $      104     $  819,792      $  774,635      $ 9,089,874    $   373,219    $   440,574
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (37,926)      (450,099)       (159,366)      (2,012,950)      (490,159)      (472,165)
    Administrative
     expense...................       (4,923)       (60,917)        (14,675)        (242,546)       (67,745)       (60,431)
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net investment income
     (loss)....................      (42,745)       308,776         600,594        6,834,378       (184,685)       (92,022)
                                  ----------     ----------      ----------      -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    1,124,437      9,714,292       2,519,710       36,152,634     11,748,355     10,213,796
    Cost of investments
     sold......................      776,470      9,051,675       2,296,928       35,255,725      9,636,169      7,251,849
                                  ----------     ----------      ----------      -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................      347,967        662,617         222,782          896,909      2,112,186      2,961,947
Realized gain
 distributions.................        7,111             --              --               --             --        568,575
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized gains
     (losses)..................      355,078        662,617         222,782          896,909      2,112,186      3,530,522
Change in unrealized gains
 (losses)......................      459,889      6,791,710        (199,842)       8,735,010      6,445,924      6,343,375
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      814,967      7,454,327          22,940        9,631,919      8,558,110      9,873,897
                                  ----------     ----------      ----------      -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $  772,222     $7,763,103      $  623,534      $16,466,297    $ 8,373,425    $ 9,781,875
                                  ==========     ==========      ==========      ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                   FRANKLIN                                                   TEMPLETON
                                SMALL MID-CAP                 MUTUAL GLOBAL                   DEVELOPING     TEMPLETON
                                    GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                                  SECURITIES     GOVERNMENT     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $     --     $   659,413     $  355,751    $ 1,557,985     $  321,985    $ 2,114,719
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (19,343)       (322,215)      (231,676)    (1,111,247)      (236,097)    (1,265,236)
    Administrative
     expense...................      (2,387)        (43,824)       (31,913)      (136,029)       (31,456)      (151,113)
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (21,730)        293,374         92,162        310,709         54,432        698,370
                                   --------     -----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     882,898       9,121,839      5,219,932     22,397,106      4,772,002     24,121,407
    Cost of investments
     sold......................     569,693       9,121,119      4,801,172     19,229,014      4,685,942     22,766,531
                                   --------     -----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................     313,205             720        418,760      3,168,092         86,060      1,354,876
Realized gain
 distributions.................      73,195              --      1,478,520             --             --             --
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................     386,400             720      1,897,280      3,168,092         86,060      1,354,876
Change in unrealized gains
 (losses)......................      54,991      (1,220,076)     1,802,650     14,717,230       (540,586)    14,695,468
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     441,391      (1,219,356)     3,699,930     17,885,322       (454,526)    16,050,344
                                   --------     -----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $419,661     $  (925,982)    $3,792,092    $18,196,031     $ (400,094)   $16,748,714
                                   ========     ===========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              -------------------------------------------------------------------------------------
                                 FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                 VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                              PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                              -------------- -------------- ------------- ------------- ------------- -------------
                                TEMPLETON                                                                  VIT
                                  GLOBAL       TEMPLETON         VIT                         VIT        STRATEGIC
                                   BOND          GROWTH       LARGE CAP        VIT        STRATEGIC   INTERNATIONAL
                                SECURITIES     SECURITIES       VALUE     MID CAP VALUE    GROWTH        EQUITY
                              -------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $  82,861       $ 27,035     $   45,000    $   27,957      $   78        $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk....................     (23,889)       (13,370)       (60,485)      (54,136)       (224)          (29)
    Administrative
     expense.................      (2,693)        (1,013)        (7,633)       (7,075)        (17)           (2)
                                ---------       --------     ----------    ----------      ------        ------
    Net investment
     income (loss)...........      56,279         12,652        (23,118)      (33,254)       (163)          (31)
                                ---------       --------     ----------    ----------      ------        ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     421,948        109,177      1,559,681     1,441,925         260         3,011
    Cost of investments
     sold....................     367,426        103,080      1,384,488     1,233,701         189         2,360
                                ---------       --------     ----------    ----------      ------        ------
       Realized gains
        (losses) on
        fund shares..........      54,522          6,097        175,193       208,224          71           651
Realized gain
 distributions...............      21,394             --        429,929       269,757         729            --
                                ---------       --------     ----------    ----------      ------        ------
    Net realized gains
     (losses)................      75,916          6,097        605,122       477,981         800           651
Change in unrealized gains
 (losses)....................    (129,672)       237,908        509,754       561,398       4,339          (250)
                                ---------       --------     ----------    ----------      ------        ------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments.............     (53,756)       244,005      1,114,876     1,039,379       5,139           401
                                ---------       --------     ----------    ----------      ------        ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $   2,523       $256,657     $1,091,758    $1,006,125      $4,976        $  370
                                =========       ========     ==========    ==========      ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      --------------------------------------------------------------------------------
                                      GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE       INVESCO      INVESCO      INVESCO      INVESCO
                                        INSURANCE     INSURANCE    INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                          TRUST         TRUST       SERVICES      SERVICES     SERVICES     SERVICES
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------ ------------ ------------
                                           VIT
                                       STRUCTURED        VIT      INVESCO V.I.  INVESCO V.I.              INVESCO V.I.
                                        SMALL CAP    STRUCTURED     AMERICAN      AMERICAN   INVESCO V.I.     CORE
                                         EQUITY      U.S. EQUITY  FRANCHISE (H)  VALUE (I)   COMSTOCK (J)    EQUITY
                                      ------------- ------------- ------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   79,882    $   61,998    $   363,072  $   312,038   $  507,821  $ 1,195,587
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (126,417)      (90,081)    (1,156,255)    (759,840)    (433,040)  (1,163,598)
    Administrative expense...........     (16,430)      (11,746)       (83,889)     (54,687)     (31,574)     (87,307)
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net investment income
     (loss)..........................     (62,965)      (39,829)      (877,072)    (502,489)      43,207      (55,318)
                                       ----------    ----------    -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,683,394     2,370,028     14,184,169   11,218,126    6,781,068   13,839,607
    Cost of investments sold.........   2,351,938     1,947,489     12,228,955    8,875,902    5,195,002    9,825,885
                                       ----------    ----------    -----------  -----------   ----------  -----------
       Realized gains (losses)
        on fund shares...............     331,456       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Realized gain distributions..........   1,008,314            --             --           --           --           --
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized gains (losses)......   1,339,770       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Change in unrealized gains
 (losses)............................   1,241,307     1,482,964     26,360,137   11,483,978    7,560,932   17,041,510
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   2,581,077     1,905,503     28,315,351   13,826,202    9,146,998   21,055,232
                                       ----------    ----------    -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $2,518,112    $1,865,674    $27,438,279  $13,323,713   $9,190,205  $20,999,914
                                       ==========    ==========    ===========  ===========   ==========  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO         INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES       SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -----------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                         DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    INVESCO V.I.
                                           DIVIDEND      INCOME     INCOME (K)     EQUITY     SECURITIES  HIGH YIELD (L)(M)
                                         ------------ ------------ ------------ ------------ ------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $ 3,399,122   $  421,512   $  429,517   $  722,932   $  382,306     $  888,796
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........  (1,999,505)    (120,813)    (362,033)    (496,080)    (144,357)      (186,863)
    Administrative expense..............    (145,991)      (9,216)     (27,027)     (36,797)     (11,139)       (13,689)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net investment income
     (loss).............................   1,253,626      291,483       40,457      190,055      226,810        688,244
                                         -----------   ----------   ----------   ----------   ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  25,891,420    1,806,570    4,986,752    6,361,079    2,294,749      3,680,145
    Cost of investments sold............  16,740,302    2,074,959    4,322,821    6,378,617    2,314,054      3,694,111
                                         -----------   ----------   ----------   ----------   ----------     ----------
       Realized gains (losses) on
        fund shares.....................   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Realized gain distributions.............          --           --           --           --           --             --
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized gains (losses).........   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Change in unrealized gains
 (losses)...............................  28,339,600     (156,215)   5,031,706    6,918,659     (665,786)      (176,959)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................  37,490,718     (424,604)   5,695,637    6,901,121     (685,091)      (190,925)
                                         -----------   ----------   ----------   ----------   ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $38,744,344   $ (133,121)  $5,736,094   $7,091,176   $ (458,281)    $  497,319
                                         ===========   ==========   ==========   ==========   ==========     ==========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------------
                                              INVESCO         INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                            INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             SERVICES        SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                            SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------------- ------------- ------------ ------------ ------------ ------------
                                           INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            HIGH YIELD     INTERNATIONAL   MID CAP      MID CAP       MONEY       S&P 500
                                         SECURITIES (L)(N)    GROWTH     CORE EQUITY   GROWTH (O)     MARKET       INDEX
                                         ----------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,151,923     $  270,199    $   80,453   $   32,669   $    3,235   $  643,789
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (55,615)      (291,534)     (157,855)    (102,475)    (120,221)    (439,458)
    Administrative expense..............         (3,934)       (22,333)      (11,532)      (7,819)      (9,348)     (31,923)
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net investment income
     (loss).............................      1,092,374        (43,668)      (88,934)     (77,625)    (126,334)     172,408
                                            -----------     ----------    ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,265,216      3,047,941     2,133,613    1,206,088    3,896,443    5,832,934
    Cost of investments sold............     17,431,132      2,047,372     1,721,294    1,017,519    3,896,443    4,170,293
                                            -----------     ----------    ----------   ----------   ----------   ----------
       Realized gains (losses) on
        fund shares.....................     (3,165,916)     1,000,569       412,319      188,569           --    1,662,641
Realized gain distributions.............             --             --       812,129           --           --           --
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized gains (losses).........     (3,165,916)     1,000,569     1,224,448      188,569           --    1,662,641
Change in unrealized gains
 (losses)...............................      2,545,857      2,637,496     1,592,767    2,233,146           --    6,513,340
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (620,059)     3,638,065     2,817,215    2,421,715           --    8,175,981
                                            -----------     ----------    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $   472,315     $3,594,397    $2,728,281   $2,344,090   $ (126,334)  $8,348,389
                                            ===========     ==========    ==========   ==========   ==========   ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                                                                INVESCO        INVESCO        INVESCO
                                  INVESCO      INVESCO         INVESCO         INVESTMENT     INVESTMENT    INVESTMENT
                                 INVESTMENT   INVESTMENT     INVESTMENT         SERVICES       SERVICES      SERVICES
                                  SERVICES     SERVICES       SERVICES        (SERIES II)    (SERIES II)    (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
                                                            INVESCO V.I.      INVESCO V.I.   INVESCO V.I.
                                INVESCO V.I. INVESCO V.I.       VALUE           AMERICAN       AMERICAN    INVESCO V.I.
                                 TECHNOLOGY   UTILITIES   OPPORTUNITIES (P) FRANCHISE II (Q) VALUE II (R) COMSTOCK II (S)
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $     --     $174,507      $  107,622        $   67,998    $   180,465    $ 1,622,993
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (33,891)     (79,431)        (95,088)         (442,623)      (507,277)    (1,808,092)
    Administrative
     expense...................     (2,577)      (6,087)         (7,288)          (44,211)       (65,616)      (189,214)
                                  --------     --------      ----------        ----------    -----------    -----------
    Net investment income
     (loss)....................    (36,468)      88,989           5,246          (418,836)      (392,428)      (374,313)
                                  --------     --------      ----------        ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    302,758      995,780       1,129,465         6,690,067     10,000,660     30,894,398
    Cost of investments
     sold......................    216,211      906,522       1,085,201         4,275,776      8,129,965     23,531,977
                                  --------     --------      ----------        ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................     86,547       89,258          44,264         2,414,291      1,870,695      7,362,421
Realized gain distributions....    219,308      121,531              --                --             --             --
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized gains
     (losses)..................    305,855      210,789          44,264         2,414,291      1,870,695      7,362,421
Change in unrealized gains
 (losses)......................    285,370      247,939       1,947,843         7,015,357      7,961,961     26,745,574
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    591,225      458,728       1,992,107         9,429,648      9,832,656     34,107,995
                                  --------     --------      ----------        ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $554,757     $547,717      $1,997,353        $9,010,812    $ 9,440,228    $33,733,682
                                  ========     ========      ==========        ==========    ===========    ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------- ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                             CORE     DIVERSIFIED  DIVERSIFIED   EQUITY AND   GLOBAL CORE   GOVERNMENT
                                          EQUITY II   DIVIDEND II   INCOME II   INCOME II (T)  EQUITY II   SECURITIES II
                                         ------------ ------------ ------------ ------------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 24,138    $  801,078    $  9,407    $   576,921   $  337,231    $ 10,433
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (30,830)     (633,645)     (3,398)      (598,937)    (320,924)     (5,483)
    Administrative expense..............     (3,253)      (53,712)       (225)       (69,981)     (28,610)       (349)
                                           --------    ----------    --------    -----------   ----------    --------
    Net investment income (loss)........     (9,945)      113,721       5,784        (91,997)     (12,303)      4,601
                                           --------    ----------    --------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    469,682     8,552,194     107,232     12,004,162    3,975,164     146,533
    Cost of investments sold............    348,100     6,092,088     122,242      9,570,235    3,928,147     147,562
                                           --------    ----------    --------    -----------   ----------    --------
       Realized gains (losses) on
        fund shares.....................    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Realized gain distributions.............         --            --          --             --           --          --
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized gains (losses).........    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Change in unrealized gains (losses).....    351,527     7,366,409       4,547      5,959,091    3,706,380     (19,732)
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    473,109     9,826,515     (10,463)     8,393,018    3,753,397     (20,761)
                                           --------    ----------    --------    -----------   ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $463,164    $9,940,236    $ (4,679)   $ 8,301,021   $3,741,094    $(16,160)
                                           ========    ==========    ========    ===========   ==========    ========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            --------------------------------------------------------------------------------------------------
                               INVESCO          INVESCO              INVESCO           INVESCO       INVESCO        INVESCO
                             INVESTMENT        INVESTMENT           INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT
                              SERVICES          SERVICES             SERVICES         SERVICES       SERVICES      SERVICES
                             (SERIES II)      (SERIES II)          (SERIES II)       (SERIES II)   (SERIES II)    (SERIES II)
                             SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------------- -------------------- ------------- -------------- -------------
                            INVESCO V.I.                           INVESCO V.I.     INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                             GROWTH AND       INVESCO V.I.          HIGH YIELD      INTERNATIONAL    MID CAP        MID CAP
                            INCOME II (U) HIGH YIELD II (V)(M) SECURITIES II (V)(N)   GROWTH II   CORE EQUITY II GROWTH II (W)
                            ------------- -------------------- -------------------- ------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................  $   747,264       $  527,575          $   919,986        $ 45,563       $ 10,905     $   21,941
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk...........     (909,175)        (120,055)             (56,078)        (61,376)       (34,634)      (156,547)
   Administrative
    expense................     (118,975)         (10,482)              (4,972)         (7,971)        (3,756)       (15,537)
                             -----------       ----------          -----------        --------       --------     ----------
   Net investment
    income (loss)..........     (280,886)         397,038              858,936         (23,784)       (27,485)      (150,143)
                             -----------       ----------          -----------        --------       --------     ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from
    sales..................   19,563,748        1,471,713           11,516,002         945,671        751,877      3,025,894
   Cost of investments
    sold...................   14,796,250        1,503,457           11,672,581         821,654        621,674      2,631,008
                             -----------       ----------          -----------        --------       --------     ----------
      Realized gains
       (losses) on
       fund
       shares..............    4,767,498          (31,744)            (156,579)        124,017        130,203        394,886
Realized gain
 distributions.............      516,388               --                   --              --        151,594             --
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized gains
    (losses)...............    5,283,886          (31,744)            (156,579)        124,017        281,797        394,886
Change in unrealized
 gains (losses)............   12,087,948         (219,606)            (373,766)        589,264        276,142      2,755,865
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments............   17,371,834         (251,350)            (530,345)        713,281        557,939      3,150,751
                             -----------       ----------          -----------        --------       --------     ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................  $17,090,948       $  145,688          $   328,591        $689,497       $530,454     $3,000,608
                             ===========       ==========          ===========        ========       ========     ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   --------------------------------------------------------------------------------------
                                     INVESCO      INVESCO       INVESCO      INVESCO          INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT
                                     SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          JANUS
                                   (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)      ASPEN SERIES
                                   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                   ------------ ------------ ------------- ------------ -------------------- ------------
                                   INVESCO V.I. INVESCO V.I.                                  INVESCO
                                      MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.      V.I. VALUE         FORTY
                                    MARKET II     INDEX II   TECHNOLOGY II UTILITIES II OPPORTUNITIES II (X)  PORTFOLIO
                                   ------------ ------------ ------------- ------------ -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $    261   $ 1,050,696     $    --      $ 4,579         $   68,688         $   65
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (10,786)     (959,593)       (301)      (2,704)           (90,354)          (126)
    Administrative expense........       (756)      (87,989)        (21)        (184)           (10,595)            (9)
                                     --------   -----------     -------      -------         ----------         ------
    Net investment income
     (loss).......................    (11,281)        3,114        (322)       1,691            (32,261)           (70)
                                     --------   -----------     -------      -------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     74,566    16,604,246      18,015       48,801          1,757,624            200
    Cost of investments
     sold.........................     74,566    11,828,379      13,944       46,682          1,649,840             93
                                     --------   -----------     -------      -------         ----------         ------
       Realized gains
        (losses) on fund
        shares....................         --     4,775,867       4,071        2,119            107,784            107
Realized gain distributions.......         --            --       1,290        3,517                 --             --
                                     --------   -----------     -------      -------         ----------         ------
    Net realized gains
     (losses).....................         --     4,775,867       5,361        5,636            107,784            107
Change in unrealized gains
 (losses).........................         --    10,896,423      (1,264)       9,239          1,538,631          2,326
                                     --------   -----------     -------      -------         ----------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         --    15,672,290       4,097       14,875          1,646,415          2,433
                                     --------   -----------     -------      -------         ----------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $(11,281)  $15,675,404     $ 3,775      $16,566         $1,614,154         $2,363
                                     ========   ===========     =======      =======         ==========         ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   --------------------------------------------------------------------------------------
                                                  LEGG MASON        LEGG MASON
                                      LAZARD       PARTNERS          PARTNERS
                                    RETIREMENT     VARIABLE          VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                   SERIES, INC.  INCOME TRUST   PORTFOLIOS I, INC.  SERIES FUND   SERIES FUND SERIES FUND
                                   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                   ------------ --------------- ------------------ -------------- ----------- -----------
                                                  CLEARBRIDGE
                                                   VARIABLE        CLEARBRIDGE
                                     EMERGING     FUNDAMENTAL     VARIABLE LARGE
                                     MARKETS     ALL CAP VALUE      CAP VALUE                     FUNDAMENTAL GROWTH AND
                                      EQUITY    PORTFOLIO I (Y)  PORTFOLIO I (Z)   BOND-DEBENTURE   EQUITY      INCOME
                                   ------------ --------------- ------------------ -------------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................     $ 10          $ 20              $ 28          $1,161,588   $   14,412  $   86,713
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................       (8)          (20)              (24)           (353,818)     (97,985)   (234,460)
    Administrative expense........       --            (1)               (1)            (49,430)     (13,289)    (32,140)
                                       ----          ----              ----          ----------   ----------  ----------
    Net investment income
     (loss).......................        2            (1)                3             758,340      (96,862)   (179,887)
                                       ----          ----              ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       10            38                27           8,170,708    2,369,429   6,228,132
    Cost of investments
     sold.........................        6            35                20           7,554,663    1,753,848   5,681,979
                                       ----          ----              ----          ----------   ----------  ----------
       Realized gains
        (losses) on fund
        shares....................        4             3                 7             616,045      615,581     546,153
Realized gain distributions.......        4           105                83             468,218      781,100          --
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized gains
     (losses).....................        8           108                90           1,084,263    1,396,681     546,153
Change in unrealized gains
 (losses).........................      (30)          260               334            (216,602)     702,666   4,507,437
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............      (22)          368               424             867,661    2,099,347   5,053,590
                                       ----          ----              ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................     $(20)         $367              $427          $1,626,001   $2,002,485  $4,873,703
                                       ====          ====              ====          ==========   ==========  ==========

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------------
                                                          MFS VARIABLE     MFS VARIABLE                          MFS VARIABLE
                                 LORD ABBETT  LORD ABBETT  INSURANCE        INSURANCE          MFS VARIABLE        INSURANCE
                                 SERIES FUND  SERIES FUND    TRUST            TRUST           INSURANCE TRUST        TRUST
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
                                   GROWTH       MID-CAP                        MFS                  MFS               MFS
                                OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME (AA)(AB) HIGH YIELD (AA)(AC) INVESTORS TRUST
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --   $   70,395    $  1,627         $ 43,899             $ 7,938          $ 11,711
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (140,576)    (269,669)     (9,016)          (2,418)             (1,396)          (13,318)
    Administrative
     expense...................     (19,203)     (36,624)       (697)            (208)               (120)           (1,064)
                                 ----------   ----------    --------         --------             -------          --------
    Net investment income
     (loss)....................    (159,779)    (235,898)     (8,086)          41,273               6,422            (2,671)
                                 ----------   ----------    --------         --------             -------          --------
NET REALIZED AND
 UNREALIZED GAINS
 ON (LOSSES)
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   3,136,202    6,585,771      58,336          354,039              18,849           105,738
    Cost of investments
     sold......................   2,857,581    5,888,179      43,591          390,496              18,945            72,034
                                 ----------   ----------    --------         --------             -------          --------
       Realized gains
        (losses) on fund
        shares.................     278,621      697,592      14,745          (36,457)                (96)           33,704
Realized gain
 distributions.................   1,563,630           --       5,153               --                  --                --
                                 ----------   ----------    --------         --------             -------          --------
    Net realized gains
     (losses)..................   1,842,251      697,592      19,898          (36,457)                (96)           33,704
Change in unrealized gains
 (losses)......................   1,318,904    4,315,981     198,234            1,026               4,792           248,207
                                 ----------   ----------    --------         --------             -------          --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   3,161,155    5,013,573     218,132          (35,431)              4,696           281,911
                                 ----------   ----------    --------         --------             -------          --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $3,001,376   $4,777,675    $210,046         $  5,842             $11,118          $279,240
                                 ==========   ==========    ========         ========             =======          ========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -------------------------------------------------------------------------------------
                                                                                             MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE
                                       INSURANCE    INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST
                                         TRUST        TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------ ------------- ------------- --------------- ---------------
                                                                                                             MFS INVESTORS
                                        MFS NEW        MFS           MFS                      MFS GROWTH         TRUST
                                       DISCOVERY     RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------ ------------- ------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $     --     $  1,989     $ 10,540       $ 5,926        $   138         $ 1,259
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (19,979)      (8,519)     (10,709)       (3,293)        (1,692)         (1,895)
    Administrative expense...........     (1,655)        (614)        (892)         (251)          (115)           (132)
                                        --------     --------     --------       -------        -------         -------
    Net investment income
     (loss)..........................    (21,634)      (7,144)      (1,061)        2,382         (1,669)           (768)
                                        --------     --------     --------       -------        -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    404,461       41,515       94,320        62,723         17,959          15,699
    Cost of investments sold.........    322,917       29,545       84,479        46,729          9,747           9,559
                                        --------     --------     --------       -------        -------         -------
       Realized gains (losses)
        on fund shares...............     81,544       11,970        9,841        15,994          8,212           6,140
Realized gain distributions..........     13,373        1,482        3,940         4,731            844              --
                                        --------     --------     --------       -------        -------         -------
    Net realized gains
     (losses)........................     94,917       13,452       13,781        20,725          9,056           6,140
Change in unrealized gains
 (losses)............................    483,130      155,603      (33,717)       19,435         26,398          28,710
                                        --------     --------     --------       -------        -------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    578,047      169,055      (19,936)       40,160         35,454          34,850
                                        --------     --------     --------       -------        -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $556,413     $161,911     $(20,997)      $42,542        $33,785         $34,082
                                        ========     ========     ========       =======        =======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                --------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- --------------- -------------- -------------- --------------
                                    MFS NEW
                                   DISCOVERY     MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN        GLOBAL
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) EQUITY (N)(AD)     EQUITY     INFRASTRUCTURE
                                --------------- --------------- --------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    --         $   177        $ 30,185      $        --     $1,103,642    $ 1,417,415
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (2,217)           (864)        (21,483)         (46,714)      (493,542)      (701,781)
    Administrative
     expense...................        (154)            (63)         (1,435)          (3,354)       (35,677)       (51,444)
                                    -------         -------        --------      -----------     ----------    -----------
    Net investment income
     (loss)....................      (2,371)           (750)          7,267          (50,068)       574,423        664,190
                                    -------         -------        --------      -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      28,659          13,620         137,200       11,156,180      6,649,841      9,396,652
    Cost of investments
     sold......................      20,784           7,502         103,933        8,500,402      6,453,463     11,310,369
                                    -------         -------        --------      -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................       7,875           6,118          33,267        2,655,778        196,378     (1,913,717)
Realized gain distributions....       1,355             148          26,860          672,804             --      4,372,719
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized gains
     (losses)..................       9,230           6,266          60,127        3,328,582        196,378      2,459,002
Change in unrealized gains
 (losses)......................      43,155          11,295         169,140       (2,632,387)     7,900,861      5,021,074
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      52,385          17,561         229,267          696,195      8,097,239      7,480,076
                                    -------         -------        --------      -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $50,014         $16,811        $236,534      $   646,127     $8,671,662    $ 8,144,266
                                    =======         =======        ========      ===========     ==========    ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -------------------------------------------------------------------------------

                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY   MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE         VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES           SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- ------------------

                                                  LIMITED                      MULTI CAP
                                 INCOME PLUS      DURATION     MONEY MARKET   GROWTH (AD)   STRATEGIST (N)(AE)
                                -------------- -------------- -------------- -------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 3,594,215     $  230,061    $     3,599    $   759,510      $  2,338,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (953,453)      (122,114)      (475,437)    (2,333,242)         (337,405)
    Administrative
     expense...................      (70,223)        (8,988)       (34,557)      (161,193)          (23,454)
                                 -----------     ----------    -----------    -----------      ------------
    Net investment income
     (loss)....................    2,570,539         98,959       (506,395)    (1,734,925)        1,977,284
                                 -----------     ----------    -----------    -----------      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   13,225,402      1,499,895     15,614,349     31,544,313        86,478,678
    Cost of investments
     sold......................   12,020,097      1,765,289     15,614,349     20,820,207       107,727,797
                                 -----------     ----------    -----------    -----------      ------------
       Realized gains
        (losses) on fund
        shares.................    1,205,305       (265,394)            --     10,724,106       (21,249,119)
Realized gain distributions....           --             --             --      2,453,128                --
                                 -----------     ----------    -----------    -----------      ------------
    Net realized gains
     (losses)..................    1,205,305       (265,394)            --     13,177,234       (21,249,119)
Change in unrealized gains
 (losses)......................   (4,111,447)        69,799             --     61,531,007        24,527,813
                                 -----------     ----------    -----------    -----------      ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (2,906,142)      (195,595)            --     74,708,241         3,278,694
                                 -----------     ----------    -----------    -----------      ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (335,603)    $  (96,636)   $  (506,395)   $72,973,316      $  5,255,978
                                 ===========     ==========    ===========    ===========      ============

                                ------------------------
                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                    (CLASS Y SHARES)
                                      SUB-ACCOUNT
                                ------------------------
                                       AGGRESSIVE
                                         EQUITY
                                (CLASS Y SHARES) (N)(AF)
                                ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................           (75,185)
    Administrative
     expense...................            (5,961)
                                      -----------
    Net investment income
     (loss)....................           (81,146)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        15,749,364
    Cost of investments
     sold......................        11,846,045
                                      -----------
       Realized gains
        (losses) on fund
        shares.................         3,903,319
Realized gain distributions....           986,100
                                      -----------
    Net realized gains
     (losses)..................         4,889,419
Change in unrealized gains
 (losses)......................        (3,935,575)
                                      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           953,844
                                      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $   872,698
                                      ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                    -------------------------------------------------------------------------------------
                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                         SERIES           SERIES           SERIES           SERIES           SERIES
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ---------------- ----------------
                                        EUROPEAN          GLOBAL                           LIMITED
                                         EQUITY       INFRASTRUCTURE    INCOME PLUS        DURATION       MONEY MARKET
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................    $  306,474       $  335,317      $ 4,049,635      $   790,462      $     4,250
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................      (183,864)        (225,679)      (1,320,090)        (547,881)        (657,209)
   Administrative expense..........       (13,954)         (16,177)        (132,941)         (47,470)         (63,878)
                                       ----------       ----------      -----------      -----------      -----------
   Net investment income
    (loss).........................       108,656           93,461        2,596,604          195,111         (716,837)
                                       ----------       ----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............     2,793,736        2,662,254       19,370,797        6,915,857       25,399,344
   Cost of investments sold........     2,657,055        3,122,467       17,729,738        8,289,871       25,399,344
                                       ----------       ----------      -----------      -----------      -----------
      Realized gains (losses)
       on fund shares..............       136,681         (460,213)       1,641,059       (1,374,014)              --
Realized gain distributions........            --        1,144,198               --               --               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized gains
    (losses).......................       136,681          683,985        1,641,059       (1,374,014)              --
Change in unrealized gains
 (losses)..........................     2,272,586        1,258,973       (5,079,322)         608,507               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................     2,409,267        1,942,958       (3,438,263)        (765,507)              --
                                       ----------       ----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................    $2,517,923       $2,036,419      $  (841,659)     $  (570,396)     $  (716,837)
                                       ==========       ==========      ===========      ===========      ===========

                                    ---------------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                         SUB-ACCOUNT
                                    ---------------------
                                          MULTI CAP
                                           GROWTH
                                    (CLASS Y SHARES) (AF)
                                    ---------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................      $   142,383
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................         (905,169)
   Administrative expense..........          (76,731)
                                         -----------
   Net investment income
    (loss).........................         (839,517)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............       14,177,934
   Cost of investments sold........        8,529,061
                                         -----------
      Realized gains (losses)
       on fund shares..............        5,648,873
Realized gain distributions........          840,056
                                         -----------
   Net realized gains
    (losses).......................        6,488,929
Change in unrealized gains
 (losses)..........................       17,749,439
                                         -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................       24,238,368
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................      $23,398,851
                                         ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   ------------------------------------------------------------------------------------------
                                                             NEUBERGER   NEUBERGER
                                        MORGAN STANLEY        BERMAN      BERMAN
                                           VARIABLE          ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                          INVESTMENT        MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE
                                   SERIES (CLASS Y SHARES)     TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
                                                                AMT         AMT      OPPENHEIMER   OPPENHEIMER
                                          STRATEGIST         LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER
                                   (CLASS Y SHARES) (N)(AG)    VALUE      GROWTH    APPRECIATION   INCOME (AH)    CORE BOND
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................       $   848,636          $  254      $   --      $ 31,826      $ 35,938      $ 52,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................          (177,749)           (321)       (318)      (41,902)      (20,900)      (12,201)
    Administrative expense........           (14,128)            (22)        (20)       (3,289)       (1,574)       (1,014)
                                         -----------          ------      ------      --------      --------      --------
    Net investment income
     (loss).......................           656,759             (89)       (338)      (13,365)       13,464        38,967
                                         -----------          ------      ------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........        36,463,696             683         339       679,314       396,393       157,944
    Cost of investments sold......        44,578,500             765         265       492,863       399,908       191,748
                                         -----------          ------      ------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Realized gain distributions.......                --              --          --            --            --            --
                                         -----------          ------      ------      --------      --------      --------
    Net realized gains
     (losses).....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Change in unrealized gains
 (losses).........................         9,582,251           5,628       5,706       643,670       165,916       (19,913)
                                         -----------          ------      ------      --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         1,467,447           5,546       5,780       830,121       162,401       (53,717)
                                         -----------          ------      ------      --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................       $ 2,124,206          $5,457      $5,442      $816,756      $175,865      $(14,750)
                                         ===========          ======      ======      ========      ========      ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                              -------------------------------------------------------------------------------------------
                                                                                                           OPPENHEIMER
                                                                                                            VARIABLE
                               OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     ACCOUNT FUNDS
                                VARIABLE      VARIABLE        VARIABLE       VARIABLE       VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                              ------------- ------------- ---------------- ------------- -------------- -----------------
                               OPPENHEIMER
                                DISCOVERY                   OPPENHEIMER                   OPPENHEIMER      OPPENHEIMER
                                 MID CAP     OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET        CAPITAL
                               GROWTH (AI)   GLOBAL (AJ)       INCOME       MAIN STREET  SMALL CAP (AK) APPRECIATION (SS)
                              ------------- ------------- ---------------- ------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $     66      $ 39,843       $ 112,938       $ 17,722       $ 12,385       $  214,018
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk.....................     (7,907)      (36,090)        (30,950)       (21,500)       (16,288)        (407,813)
   Administrative
    expense..................       (572)       (2,965)         (2,283)        (1,590)        (1,348)         (55,218)
                                --------      --------       ---------       --------       --------       ----------
   Net investment income
    (loss)...................     (8,413)          788          79,705         (5,368)        (5,251)        (249,013)
                                --------      --------       ---------       --------       --------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from sales.......    105,357       778,411         380,129        286,264        218,006        8,155,153
   Cost of investments
    sold.....................     67,718       573,747         341,966        202,500        128,366        5,913,466
                                --------      --------       ---------       --------       --------       ----------
      Realized gains
       (losses) on fund
       shares................     37,639       204,664          38,163         83,764         89,640        2,241,687
Realized gain distributions..         --            --              --             --         16,305               --
                                --------      --------       ---------       --------       --------       ----------
   Net realized gains
    (losses).................     37,639       204,664          38,163         83,764        105,945        2,241,687
Change in unrealized gains
 (losses)....................    139,183       474,408        (152,941)       335,125        333,264        4,994,090
                                --------      --------       ---------       --------       --------       ----------
   Net realized and change
    in unrealized gains
    (losses) on
    investments..............    176,822       679,072        (114,778)       418,889        439,209        7,235,777
                                --------      --------       ---------       --------       --------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS..................   $168,409      $679,860       $ (35,073)      $413,521       $433,958       $6,986,764
                                ========      ========       =========       ========       ========       ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                ------------------------------------------------------------------------------------
                                  OPPENHEIMER      OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                    VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                 ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                                (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                    ("SS"))          ("SS"))         ("SS"))          ("SS"))          ("SS"))
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- --------------- ---------------- ---------------- ----------------
                                                                   OPPENHEIMER
                                  OPPENHEIMER                       DISCOVERY                        OPPENHEIMER
                                    CAPITAL        OPPENHEIMER       MID CAP        OPPENHEIMER    GLOBAL STRATEGIC
                                INCOME (SS) (AL) CORE BOND (SS)  GROWTH (SS) (AM) GLOBAL (SS) (AN)   INCOME (SS)
                                ---------------- --------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  256,157      $ 1,363,965      $       --       $  164,738      $ 3,223,838
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (171,596)        (374,152)       (118,866)        (203,032)        (982,233)
    Administrative
     expense...................       (23,120)         (52,669)        (15,680)         (27,490)        (134,136)
                                   ----------      -----------      ----------       ----------      -----------
    Net investment income
     (loss)....................        61,441          937,144        (134,546)         (65,784)       2,107,469
                                   ----------      -----------      ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,456,907        8,261,757       2,381,744        4,456,308       17,968,631
    Cost of investments
     sold......................     3,764,808        9,215,350       1,663,416        3,483,169       16,786,265
                                   ----------      -----------      ----------       ----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (307,901)        (953,593)        718,328          973,139        1,182,366
Realized gain distributions....            --               --              --               --               --
                                   ----------      -----------      ----------       ----------      -----------
    Net realized gains
     (losses)..................      (307,901)        (953,593)        718,328          973,139        1,182,366
Change in unrealized gains
 (losses)......................     1,535,951         (534,424)      1,783,403        2,311,278       (4,595,134)
                                   ----------      -----------      ----------       ----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     1,228,050       (1,488,017)      2,501,731        3,284,417       (3,412,768)
                                   ----------      -----------      ----------       ----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $1,289,491      $  (550,873)     $2,367,185       $3,218,633      $(1,305,299)
                                   ==========      ===========      ==========       ==========      ===========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   413,825
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (682,033)
    Administrative
     expense...................       (91,877)
                                  -----------
    Net investment income
     (loss)....................      (360,085)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    15,514,467
    Cost of investments
     sold......................    11,346,924
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     4,167,543
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     4,167,543
Change in unrealized gains
 (losses)......................     8,531,465
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    12,699,008
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $12,338,923
                                  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                  OPPENHEIMER
                                   VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO            PIMCO
                                 ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE         VARIABLE
                                (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE        INSURANCE
                                    ("SS"))           TRUST           TRUST       TRUST         TRUST            TRUST
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
                                                                                              PIMCO VIT
                                  OPPENHEIMER                                                 COMMODITY        PIMCO VIT
                                  MAIN STREET                                     PIMCO      REAL RETURN        EMERGING
                                   SMALL CAP       FOREIGN BOND       MONEY       TOTAL        STRATEGY       MARKETS BOND
                                   (SS) (AO)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES) (ADVISOR SHARES)
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  149,738          $  30           $  12       $ 31        $   61,625       $  89,406
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (302,412)           (23)           (281)       (21)          (52,328)        (27,555)
    Administrative
     expense...................      (40,775)            (1)            (19)        (1)           (6,879)         (3,506)
                                  ----------          -----           -----       ----        ----------       ---------
    Net investment income
     (loss)....................     (193,449)             6            (288)         9             2,418          58,345
                                  ----------          -----           -----       ----        ----------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    7,569,737             28             963         27         1,110,573         664,362
    Cost of investments
     sold......................    4,796,478             26             963         24         1,576,015         653,617
                                  ----------          -----           -----       ----        ----------       ---------
       Realized gains
        (losses) on fund
        shares.................    2,773,259              2              --          3          (465,442)         10,745
Realized gain
 distributions.................      258,503            106              --         12                --          12,682
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized gains
     (losses)..................    3,031,762            108              --         15          (465,442)         23,427
Change in unrealized gains
 (losses)......................    4,080,369           (129)             --        (71)         (181,668)       (258,884)
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    7,112,131            (21)             --        (56)         (647,110)       (235,457)
                                  ----------          -----           -----       ----        ----------       ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $6,918,682          $ (15)          $(288)      $(47)       $ (644,692)      $(177,112)
                                  ==========          =====           =====       ====        ==========       =========

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   -------------------------------------------------------------------------------
                                      PIMCO       PIMCO
                                    VARIABLE     VARIABLE
                                    INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS
                                      TRUST       TRUST         VP          VP          VP              VP
                                   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
                                   ----------- ------------ ----------- ----------- ----------- ------------------
                                    PIMCO VIT   PIMCO VIT                             PROFUND
                                   REAL RETURN TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND
                                    (ADVISOR     (ADVISOR       VP          VP        MID-CAP           VP
                                     SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS
                                   ----------- ------------ ----------- ----------- ----------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $   85,618  $   443,339    $   15      $   13      $    16          $ 96
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (98,133)    (308,816)      (52)        (54)         (72)          (48)
    Administrative expense........    (12,809)     (40,780)       (6)         (7)          (8)           (5)
                                   ----------  -----------    ------      ------      -------          ----
    Net investment income
     (loss).......................    (25,324)      93,743       (43)        (48)         (64)           43
                                   ----------  -----------    ------      ------      -------          ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  2,750,076    6,266,539       369         232        6,143           235
    Cost of investments
     sold.........................  2,682,193    6,020,048       314         170        2,216           192
                                   ----------  -----------    ------      ------      -------          ----
       Realized gains
        (losses) on fund
        shares....................     67,883      246,491        55          62        3,927            43
Realized gain distributions.......     40,801      164,622        --          --           --           140
                                   ----------  -----------    ------      ------      -------          ----
    Net realized gains
     (losses).....................    108,684      411,113        55          62        3,927           183
Change in unrealized gains
 (losses).........................   (845,489)  (1,302,005)      996       1,244       (2,482)          128
                                   ----------  -----------    ------      ------      -------          ----
    Net realized and change in
     unrealized gains (losses)
     on investments...............   (736,805)    (890,892)    1,051       1,306        1,445           311
                                   ----------  -----------    ------      ------      -------          ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $ (762,129) $  (797,149)   $1,008      $1,258      $ 1,381          $354
                                   ==========  ===========    ======      ======      =======          ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------
                                 PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                    VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ----------- -------------- -------------- -------------- -------------- --------------
                                  PROFUND    VT AMERICAN                                                  VT GEORGE
                                    VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM
                                 UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED
                                ----------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  492      $  331,262     $   25,600     $  970,312    $ 1,627,483    $ 1,058,652
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (269)       (332,119)       (66,000)      (413,619)    (1,123,338)      (831,064)
    Administrative
     expense...................      (30)             --             --           (271)       (57,951)       (38,359)
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................      193            (857)       (40,400)       556,422        446,194        189,229
                                  ------      ----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      307       6,787,278      1,248,878      6,233,504     19,790,381     12,712,708
    Cost of investments
     sold......................      231       7,745,834        937,815      6,694,262     11,475,096     14,212,124
                                  ------      ----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Realized gain distributions....       --              --             --             --             --             --
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Change in unrealized gains
 (losses)......................    1,849         464,570      1,035,483      1,704,506     12,574,193     10,449,701
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,925        (493,986)     1,346,546      1,243,748     20,889,478      8,950,285
                                  ------      ----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,118      $ (494,843)    $1,306,146     $1,800,170    $21,335,672    $ 9,139,514
                                  ======      ==========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT                            VT             VT
                                 GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                  ALLOCATION       EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  457,879     $  268,789     $  304,763     $  305,645    $ 2,552,113     $   50,670
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (341,609)      (242,058)      (380,662)      (170,991)    (2,093,397)      (143,891)
    Administrative
     expense...................      (18,950)            --         (7,596)        (3,377)       (56,529)           (53)
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net investment income
     (loss)....................       97,320         26,731        (83,495)       131,277        402,187        (93,274)
                                  ----------     ----------     ----------     ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,703,203      3,329,879      4,597,396      2,410,224     28,829,140      2,294,530
    Cost of investments
     sold......................    4,803,730      3,578,058      3,613,144      2,590,209     28,937,614      1,885,506
                                  ----------     ----------     ----------     ----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      899,473       (248,179)       984,252       (179,985)      (108,474)       409,024
Realized gain distributions....           --             --        869,205        221,854             --             --
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized gains
     (losses)..................      899,473       (248,179)     1,853,457         41,869       (108,474)       409,024
Change in unrealized gains
 (losses)......................    3,024,230      4,878,650      7,212,845      1,248,147     43,169,403      2,646,141
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,923,703      4,630,471      9,066,302      1,290,016     43,060,929      3,055,165
                                  ----------     ----------     ----------     ----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $4,021,023     $4,657,202     $8,982,807     $1,421,293    $43,463,116     $2,961,891
                                  ==========     ==========     ==========     ==========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                                    VT             VT             VT
                                                              INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                VT HIGH YIELD    VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $3,008,739    $ 3,463,942    $ 1,388,970     $  151,608     $  400,841    $   826,776
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (593,688)    (1,225,626)    (1,365,576)      (196,849)      (214,714)      (758,967)
    Administrative
     expense...................      (43,287)       (88,216)       (81,088)            --             --        (16,580)
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)....................    2,371,764      2,150,100        (57,694)       (45,241)       186,127         51,229
                                  ----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    9,738,813     21,411,433     20,548,977      2,424,549      2,562,122     10,232,125
    Cost of investments
     sold......................    9,576,347     21,439,904     23,734,987      2,040,028      3,255,159      8,610,131
                                  ----------    -----------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Realized gain
 distributions.................           --             --             --             --             --             --
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses)..................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Change in unrealized gains
 (losses)......................       26,536     (1,820,516)    25,060,014      2,311,028      3,441,218     14,020,635
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      189,002     (1,848,987)    21,874,004      2,695,549      2,748,181     15,642,629
                                  ----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $2,560,766    $   301,113    $21,816,310     $2,650,308     $2,934,308    $15,693,858
                                  ==========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT        VT MULTI CAP   VT MULTI CAP                  VT SMALL CAP
                                 MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $     7,192    $   406,666     $   86,334     $  290,606    $   394,826    $   893,171
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................   (1,006,319)    (1,090,276)       (97,605)      (354,505)      (663,145)    (1,552,218)
    Administrative
     expense...................     (109,808)       (14,701)            --         (4,616)       (15,763)       (65,667)
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................   (1,108,935)      (698,311)       (11,271)       (68,515)      (284,082)      (724,714)
                                 -----------    -----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   46,786,809     13,688,070      1,671,657      4,791,654     10,361,857     23,218,830
    Cost of investments
     sold......................   46,786,809     11,394,347      1,385,161      3,667,152      8,881,527     19,189,734
                                 -----------    -----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................           --      2,293,723        286,496      1,124,502      1,480,330      4,029,096
Realized gain distributions....           --             --             --             --        671,989             --
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................           --      2,293,723        286,496      1,124,502      2,152,319      4,029,096
Change in unrealized gains
 (losses)......................           --     21,820,184      2,103,067      5,938,683     12,462,880     34,810,368
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           --     24,113,907      2,389,563      7,063,185     14,615,199     38,839,464
                                 -----------    -----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,108,935)   $23,415,596     $2,378,292     $6,994,670    $14,331,117    $38,114,750
                                 ===========    ===========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         ------------------------------------------------------------------------------------
                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- -------------- ------------- ------------- -------------
                                                                       VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN     UIF GLOBAL
                                           UIF CORE    UIF EMERGING  TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                          PLUS FIXED      MARKETS      ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                            INCOME        EQUITY     PORTFOLIO (AE)  UIF GROWTH      GROWTH      REAL ESTATE
                                         ------------- ------------- -------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 29,229     $   306,622   $   104,459    $  109,986    $   56,204    $  223,103
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,820)       (400,311)     (891,910)     (367,617)     (248,982)     (328,743)
    Administrative expense..............       (766)        (25,943)      (61,063)      (29,591)      (15,787)      (20,895)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net investment income (loss)........     16,643        (119,632)     (848,514)     (287,222)     (208,565)     (126,535)
                                           --------     -----------   -----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    248,497       5,809,246    13,239,872     6,468,661     4,577,859     4,219,514
    Cost of investments sold............    253,258       5,253,778    12,996,406     4,122,919     3,778,284     3,696,090
                                           --------     -----------   -----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................     (4,761)        555,468       243,466     2,345,742       799,575       523,424
Realized gain distributions.............         --              --            --       917,158       348,747            --
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized gains (losses).........     (4,761)        555,468       243,466     3,262,900     1,148,322       523,424
Change in unrealized gains (losses).....    (28,226)     (1,186,166)    9,141,244     6,322,922     3,824,471      (195,383)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (32,987)       (630,698)    9,384,710     9,585,822     4,972,793       328,041
                                           --------     -----------   -----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(16,344)    $  (750,330)  $ 8,536,196    $9,298,600    $4,764,228    $  201,506
                                           ========     ===========   ===========    ==========    ==========    ==========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      ----------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.     FUNDS, INC.      FUNDS, INC.   FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)      (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------ ------------- -------------
                                                                                    VAN KAMPEN
                                                     VAN KAMPEN                     UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN     TACTICAL ASSET                  VAN KAMPEN
                                      UIF EMERGING     MARKETS     UIF GLOBAL       ALLOCATION      VAN KAMPEN    UIF MID CAP
                                      MARKETS DEBT     EQUITY       FRANCHISE       PORTFOLIO       UIF GROWTH      GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (M)(AG)  (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   537,059   $  116,662    $ 1,288,514      $   37,346      $   14,867    $   57,775
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (189,616)    (153,880)      (720,744)       (361,989)        (97,657)     (353,711)
    Administrative expense...........      (25,780)     (20,064)       (95,137)        (28,374)        (13,215)      (45,773)
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net investment income
     (loss)..........................      321,663      (57,282)       472,633        (353,017)        (96,005)     (341,709)
                                       -----------   ----------    -----------      ----------      ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,765,056    3,385,813     14,412,371       4,876,888       2,573,854     7,729,433
    Cost of investments sold.........    3,533,190    3,219,753     11,784,199       4,682,583       1,551,566     6,602,251
                                       -----------   ----------    -----------      ----------      ----------    ----------
       Realized gains (losses)
        on fund shares...............      231,866      166,060      2,628,172         194,305       1,022,288     1,127,182
Realized gain distributions..........      167,120           --      4,199,740              --         272,419       546,081
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized gains (losses)......      398,986      166,060      6,827,912         194,305       1,294,707     1,673,263
Change in unrealized gains
 (losses)............................   (2,187,913)    (422,654)       889,359       2,925,892       1,383,066     5,862,370
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   (1,788,927)    (256,594)     7,717,271       3,120,197       2,677,773     7,535,633
                                       -----------   ----------    -----------      ----------      ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,467,264)  $ (313,876)   $ 8,189,904      $2,767,180      $2,581,768    $7,193,924
                                       ===========   ==========    ===========      ==========      ==========    ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $  340,600
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (168,871)     (579,435)
    Administrative expense................................................      (21,246)      (78,038)
                                                                             ----------    ----------
    Net investment income (loss)..........................................     (190,117)     (316,873)
                                                                             ----------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    3,323,625     9,571,553
    Cost of investments sold..............................................    2,270,792     8,520,484
                                                                             ----------    ----------
       Realized gains (losses) on fund shares.............................    1,052,833     1,051,069
Realized gain distributions...............................................      427,335            --
                                                                             ----------    ----------
    Net realized gains (losses)...........................................    1,480,168     1,051,069
Change in unrealized gains (losses).......................................    4,540,284      (418,503)
                                                                             ----------    ----------
    Net realized and change in unrealized gains (losses) on investments...    6,020,452       632,566
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $5,830,335    $  315,693
                                                                             ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                                    AST                                             AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012         2013        2012
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (110,236) $  (43,531) $  (43,137) $   (5,387) $  (141,336) $  (46,328)
Net realized gains (losses)..............    206,633     147,480     114,138      67,860      254,469     543,557
Change in unrealized gains (losses)......    405,766     553,603     284,564     198,510    1,313,503     363,232
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    502,163     657,552     355,565     260,983    1,426,636     860,461
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,950      51,150
Benefit payments.........................         --          --          --          --         (512)     20,724
Payments on termination..................   (587,212)   (808,293)   (331,198)   (114,346)    (680,856)   (926,044)
Contract Maintenance Charge..............    (17,306)    (17,310)     (9,372)     (9,125)     (47,703)    (44,589)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (262,264)    397,208      79,418     261,326      284,603     943,234
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (865,282)   (426,895)   (261,152)    137,855     (442,518)     44,475
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (363,119)    230,657      94,413     398,838      984,118     904,936
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,651,435   6,420,778   2,580,169   2,181,331    9,092,177   8,187,241
                                          ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $6,288,316  $6,651,435  $2,674,582  $2,580,169  $10,076,295  $9,092,177
                                          ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    666,613     713,127     233,114     220,421      852,585     850,472
       Units issued......................     57,177     122,639      19,369      48,660       62,073     227,139
       Units redeemed....................   (140,910)   (169,153)    (41,500)    (35,967)     (99,848)   (225,026)
                                          ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    582,880     666,613     210,983     233,114      814,810     852,585
                                          ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2013     2012     2013       2012      2013      2012
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (278) $   (48) $ (9,581) $  (8,017) $ (6,123) $ (3,417)
Net realized gains (losses).........................      19       --     3,776     20,453      (556)   35,833
Change in unrealized gains (losses).................   1,843      403   (23,824)    18,295   (15,520)  (19,922)
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from operations...   1,584      355   (29,629)    30,731   (22,199)   12,494
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --        --         --        --        --
Benefit payments....................................      --       --        --         --        --        --
Payments on termination.............................      --       --   (31,500)  (212,353)       --        --
Contract Maintenance Charge.........................      (7)      --      (385)      (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --   16,945         1         --         1        --
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)  16,945   (31,884)  (212,738)      (34)      (35)
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,577   17,300   (61,513)  (182,007)  (22,233)   12,459
NET ASSETS AT BEGINNING OF PERIOD...................  17,300       --   659,659    841,666   335,425   322,966
                                                     -------  -------  --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,877  $17,300  $598,146  $ 659,659  $313,192  $335,425
                                                     =======  =======  ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711       --    45,888     60,973    23,474    23,476
       Units issued.................................      --    1,711        --         --        --        --
       Units redeemed...............................      --       --    (2,259)   (15,085)       (3)       (2)
                                                     -------  -------  --------  ---------  --------  --------
    Units outstanding at end of period..............   1,711    1,711    43,629     45,888    23,471    23,474
                                                     =======  =======  ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------  --------------------  --------------------
                                                          AST                   AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2021        PORTFOLIO 2022        PORTFOLIO 2023
                                                 --------------------  --------------------  --------------------
                                                    2013       2012       2013       2012       2013     2012 (AQ)
                                                 ---------  ---------  ---------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (2,409) $  (3,701) $  (5,190) $ (10,811) $  (13,140) $   (672)
Net realized gains (losses).....................    25,566     19,701     20,518     24,633     (33,659)       15
Change in unrealized gains (losses).............   (35,292)       424    (47,909)    22,787     (33,855)      256
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from
 operations.....................................   (12,135)    16,424    (32,581)    36,609     (80,654)     (401)
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --         --         --         --          --        --
Benefit payments................................        (4)        --         --         --          --        --
Payments on termination.........................        --         --         --    (68,372)    (55,705)   (1,077)
Contract Maintenance Charge.....................        --       (121)      (117)      (390)       (544)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (324,588)  (116,946)  (390,017)   (43,000)  1,213,207   193,039
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (324,592)  (117,067)  (390,134)  (111,762)  1,156,958   191,962
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (336,727)  (100,643)  (422,715)   (75,153)  1,076,304   191,561
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   336,727    437,370    557,943    633,096     191,561        --
                                                 ---------  ---------  ---------  ---------  ----------  --------
NET ASSETS AT END OF PERIOD..................... $      --  $ 336,727  $ 135,228  $ 557,943  $1,267,865  $191,561
                                                 =========  =========  =========  =========  ==========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    24,643     33,552     44,497     52,554      18,361        --
       Units issued.............................        --         --      7,500     25,837     259,668    18,463
       Units redeemed...........................   (24,643)    (8,909)   (39,778)   (33,894)   (140,326)     (102)
                                                 ---------  ---------  ---------  ---------  ----------  --------
    Units outstanding at end of period..........        --     24,643     12,219     44,497     137,703    18,361
                                                 =========  =========  =========  =========  ==========  ========

--------
(aq)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                            --------------------------------------------------------
                                                               ADVANCED           ADVANCED             ADVANCED
                                                             SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                            -------------- ----------------------  ----------------
                                                                 AST                 AST                  AST
                                                                 BOND          CAPITAL GROWTH           COHEN &
                                                            PORTFOLIO 2024    ASSET ALLOCATION       STEERS REALTY
                                                            -------------- ----------------------  ----------------
                                                               2013 (A)       2013        2012       2013     2012
                                                            -------------- ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
    Net investment income (loss)...........................    $ (2,386)   $ (115,623) $  (46,817) $(1,194) $   155
    Net realized gains (losses)............................      (5,208)      267,545     132,191     (227)     (85)
    Change in unrealized gains (losses)....................      (5,959)    1,192,936     563,598      840    6,740
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from operations......     (13,553)    1,344,858     648,972     (581)   6,810
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
    Deposits...............................................          --         3,840     605,024       --       --
    Benefit payments.......................................          --            --          --       --       --
    Payments on termination................................     (14,892)     (724,647)   (767,006)  (3,324)      --
    Contract Maintenance Charge............................          --       (25,900)    (20,869)     (30)     (31)
    Transfers among the sub-accounts and with the Fixed
     Account--net..........................................     267,770       464,683     588,737   14,259   24,980
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from contract
     transactions..........................................     252,878      (282,024)    405,886   10,905   24,949
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS..........................     239,325     1,062,834   1,054,858   10,324   31,759
NET ASSETS AT BEGINNING OF PERIOD..........................          --     6,389,795   5,334,937   74,237   42,478
                                                               --------    ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD................................    $239,325    $7,452,629  $6,389,795  $84,561  $74,237
                                                               ========    ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period...............          --       646,748     606,816    6,267    4,104
    Units issued...........................................      55,206        99,918     269,982    1,085    2,182
    Units redeemed.........................................     (27,875)     (122,025)   (230,050)    (354)     (19)
                                                               --------    ----------  ----------  -------  -------
    Units outstanding at end of period.....................      27,331       624,641     646,748    6,998    6,267
                                                               ========    ==========  ==========  =======  =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2013     2012     2013      2012       2013        2012
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (272) $  (230) $ (4,315) $ (2,006) $  (41,385) $   11,699
Net realized gains (losses).......................     787      301     6,560     6,049     156,064      43,572
Change in unrealized gains (losses)...............   6,799    2,789    42,465    16,592     181,511     139,527
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   7,314    2,860    44,710    20,635     296,190     194,798
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --       6,425          --
Benefit payments..................................    (291)   6,571        --        --          --          --
Payments on termination...........................    (721)  (5,693)   (3,566)   (1,075)   (448,080)   (216,303)
Contract Maintenance Charge.......................     (13)     (15)   (1,436)   (1,227)     (8,773)     (8,828)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (987)  (1,139)   57,893    27,195       1,315     204,589
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,012)    (276)   52,891    24,893    (449,113)    (20,542)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   5,302    2,584    97,601    45,528    (152,923)    174,256
NET ASSETS AT BEGINNING OF PERIOD.................  19,878   17,294   220,788   175,260   2,554,969   2,380,713
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $25,180  $19,878  $318,389  $220,788  $2,402,046  $2,554,969
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,015    2,093    20,475    18,206     262,532     266,493
       Units issued...............................     214      776     9,190     7,308      69,597      59,409
       Units redeemed.............................    (395)    (854)   (4,455)   (5,039)   (113,233)    (63,370)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   1,834    2,015    25,210    20,475     218,896     262,532
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  --------------  -----------------
                                                          AST FRANKLIN
                                                            TEMPLETON              AST              AST
                                                         FOUNDING FUNDS          GLOBAL        GOLDMAN SACHS
                                                           ALLOCATION          REAL ESTATE   CONCENTRATED GROWTH
                                                     ----------------------  --------------  -------------------
                                                        2013      2012 (AR)   2013    2012     2013      2012
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (45,339) $  (11,469) $  (41) $    4  $  (624)  $   (463)
Net realized gains (losses).........................     76,566      (5,286)     72      19    2,739      2,128
Change in unrealized gains (losses).................    627,135      36,306      48     534   10,692      6,921
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from operations...    658,362      19,551      79     557   12,807      8,586
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        600         600      --      --       --         --
Benefit payments....................................         --          --      --      --       --         --
Payments on termination.............................   (251,736)    (83,686)   (182)    (91)  (6,299)   (12,185)
Contract Maintenance Charge.........................    (17,601)     (4,712)    (15)    (15)     (42)       (41)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (43,013)  3,059,005      --     124     (530)       (84)
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (311,750)  2,971,207    (197)     18   (6,871)   (12,310)
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................    346,612   2,990,758    (118)    575    5,936     (3,724)
NET ASSETS AT BEGINNING OF PERIOD...................  2,990,758          --   2,759   2,184   48,943     52,667
                                                     ----------  ----------  ------  ------  -------   --------
NET ASSETS AT END OF PERIOD......................... $3,337,370  $2,990,758  $2,641  $2,759  $54,879   $ 48,943
                                                     ==========  ==========  ======  ======  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    277,762          --     245     242    4,403      5,619
       Units issued.................................     42,279     298,414      --      13       --         16
       Units redeemed...............................    (67,538)    (20,652)    (17)    (10)    (549)    (1,232)
                                                     ----------  ----------  ------  ------  -------   --------
    Units outstanding at end of period..............    252,503     277,762     228     245    3,854      4,403
                                                     ==========  ==========  ======  ======  =======   ========

--------
(ar)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST                 AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                                      LARGE-CAP VALUE     MID-CAP GROWTH     MULTI-ASSET (B)
                                                     -----------------  -----------------  ------------------
                                                       2013     2012      2013     2012      2013      2012
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (118) $    (37) $  (619) $   (541) $ (7,791) $ (4,180)
Net realized gains (losses).........................       8    (3,585)     152     5,518    10,143    18,491
Change in unrealized gains (losses).................   2,702     5,258   13,286     2,733    39,370    26,038
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   2,592     1,636   12,819     7,710    41,722    40,349
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --        --        --        --
Benefit payments....................................      --        --       --        --        --        --
Payments on termination.............................      --   (12,705)    (394)  (12,760)   (1,940)   (2,240)
Contract Maintenance Charge.........................     (13)      (11)     (12)      (12)   (2,434)   (2,187)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     3,415     (118)      (40)   (6,314)   37,783
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (12)   (9,301)    (524)  (12,812)  (10,688)   33,356
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,580    (7,665)  12,295    (5,102)   31,034    73,705
NET ASSETS AT BEGINNING OF PERIOD...................   8,128    15,793   42,404    47,506   543,200   469,495
                                                     -------  --------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $10,708  $  8,128  $54,699  $ 42,404  $574,234  $543,200
                                                     =======  ========  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     937     2,172    3,347     4,437    49,920    46,832
       Units issued.................................      --       394       --         3     6,994     7,502
       Units redeemed...............................      (2)   (1,629)     (38)   (1,093)   (8,191)   (4,414)
                                                     -------  --------  -------  --------  --------  --------
    Units outstanding at end of period..............     935       937    3,309     3,347    48,723    49,920
                                                     =======  ========  =======  ========  ========  ========

--------
(b)Previously known as AST Horizon Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ------------------------------------------------------
                                                                 ADVANCED         ADVANCED             ADVANCED
                                                               SERIES TRUST     SERIES TRUST         SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                              --------------  ------------------  -----------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON               AST
                                                              SMALL-CAP VALUE LARGE-CAP VALUE (C)     HIGH YIELD
                                                              --------------  ------------------- -----------------
                                                               2013    2012     2013      2012      2013      2012
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (88) $  (42) $  (312)  $   (41)  $ (1,180) $ 3,312
Net realized gains (losses)..................................     62      23      473       (97)     1,663      100
Change in unrealized gains (losses)..........................  2,117     731    6,718     1,965      4,615    2,673
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from operations............  2,091     712    6,879     1,827      5,098    6,085
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --        --         --       --
Benefit payments.............................................     --      --       --        --       (259)   6,570
Payments on termination......................................   (120)    (89)  (2,881)     (487)   (17,739)  (1,007)
Contract Maintenance Charge..................................    (16)    (15)     (15)      (13)       (36)     (31)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     --     132     (546)    5,320     16,823   39,903
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from contract transactions.   (136)     28   (3,442)    4,820     (1,211)  45,435
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS............................  1,955     740    3,437     6,647      3,887   51,520
NET ASSETS AT BEGINNING OF PERIOD............................  5,738   4,998   22,028    15,381     84,788   33,268
                                                              ------  ------  -------   -------   --------  -------
NET ASSETS AT END OF PERIOD.................................. $7,693  $5,738  $25,465   $22,028   $ 88,675  $84,788
                                                              ======  ======  =======   =======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    419     417    2,540     1,989      6,352    2,802
       Units issued..........................................     --      10      135       648      1,202    3,675
       Units redeemed........................................     (9)     (8)    (464)      (97)    (1,306)    (125)
                                                              ------  ------  -------   -------   --------  -------
    Units outstanding at end of period.......................    410     419    2,211     2,540      6,248    6,352
                                                              ======  ======  =======   =======   ========  =======

--------
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ------------------------------------------------------------------
                                                       ADVANCED              ADVANCED               ADVANCED
                                                     SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                   -------------------  -----------------   ------------------------
                                                                                                       AST
                                                          AST                  AST                 INVESTMENT
                                                   INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                   -------------------- -----------------   ------------------------
                                                     2013       2012      2013      2012        2013         2012
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (635)   $   (24)  $  (855)  $    740  $   (48,921) $   (30,264)
Net realized gains (losses).......................   1,337       (394)     (597)    (3,138)      92,417      298,732
Change in unrealized gains (losses)...............   7,346      8,789    12,363     11,366     (174,643)     213,149
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from operations.   8,048      8,371    10,911      8,968     (131,147)     481,617
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRA CT TRANSACTIONS
Deposits..........................................      --         --     1,380         --           --           --
Benefit payments..................................      --         --        --         --           --           --
Payments on termination...........................  (8,523)    (3,886)   (9,556)   (10,425)    (351,001)    (831,008)
Contract Maintenance Charge.......................     (30)       (38)      (33)       (33)     (25,177)     (43,448)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,245)       (40)        7         --   (1,739,738)  (4,629,378)
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (9,798)    (3,964)   (8,202)   (10,458)  (2,115,916)  (5,503,834)
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (1,750)     4,407     2,709     (1,490)  (2,247,063)  (5,022,217)
NET ASSETS AT BEGINNING OF PERIOD.................  51,242     46,835    62,177     63,667    4,735,331    9,757,548
                                                    -------   -------   -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $49,492    $51,242   $64,886   $ 62,177  $ 2,488,268  $ 4,735,331
                                                    =======   =======   =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   6,085      6,609     7,629      9,007      306,627      680,880
       Units issued...............................     513         37       169         --      122,238      443,155
       Units redeemed.............................  (1,606)      (561)   (1,052)    (1,378)    (259,534)    (817,408)
                                                    -------   -------   -------   --------  -----------  -----------
    Units outstanding at end of period............   4,992      6,085     6,746      7,629      169,331      306,627
                                                    =======   =======   =======   ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                      ADVANCED           ADVANCED                    ADVANCED
                                                    SERIES TRUST       SERIES TRUST                SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------  -----------------------  ----------------------
                                                         AST                AST                         AST
                                                 J.P. MORGAN GLOBAL     J.P. MORGAN            J.P. MORGAN STRATEGIC
                                                      THEMATIC       INTERNATIONAL EQUITY (D)      OPPORTUNITIES
                                                 ------------------  ------------------------ ----------------------
                                                   2013      2012      2013         2012         2013        2012
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,256) $ (1,272) $  (793)     $   178     $  (52,889) $     (295)
Net realized gains (losses).....................    4,268     9,187       53         (695)        92,985      85,668
Change in unrealized gains (losses).............   19,636     6,520    7,229        9,072        251,776     182,420
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   21,648    14,435    6,489        8,555        291,872     267,793
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --           --            210      10,710
Benefit payments................................       --        --       --           --             --          --
Payments on termination.........................  (10,140)  (33,667)  (2,060)      (4,343)      (335,371)   (468,617)
Contract Maintenance Charge.....................     (722)     (663)      (4)          (5)       (13,610)    (14,532)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   48,748     9,159       (1)           1        178,177     343,553
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   37,886   (25,171)  (2,065)      (4,347)      (170,594)   (128,886)
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   59,534   (10,736)   4,424        4,208        121,278     138,907
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  118,676   129,412   49,056       44,848      3,217,750   3,078,843
                                                 --------  --------    -------     -------    ----------  ----------
NET ASSETS AT END OF PERIOD..................... $178,210  $118,676  $53,480      $49,056     $3,339,028  $3,217,750
                                                 ========  ========    =======     =======    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,719    13,190    5,421        5,947        300,029     312,970
       Units issued.............................    7,214     2,776       --           --         40,502      71,587
       Units redeemed...........................   (3,828)   (5,247)    (212)        (526)       (55,385)    (84,528)
                                                 --------  --------    -------     -------    ----------  ----------
    Units outstanding at end of period..........   14,105    10,719    5,209        5,421        285,146     300,029
                                                 ========  ========    =======     =======    ==========  ==========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                        ADVANCED          ADVANCED            ADVANCED
                                                      SERIES TRUST      SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------   ----------------
                                                                             AST                 AST
                                                           AST          LOOMIS SAYLES        LORD ABBETT
                                                     LARGE-CAP VALUE LARGE-CAP GROWTH (E) CORE FIXED INCOME
                                                     --------------  ------------------   ----------------
                                                      2013    2012     2013       2012      2013     2012
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (83) $   (3) $ (1,617)  $   (897) $  (722) $   (69)
Net realized gains (losses).........................     14      (2)      729        529      292    1,784
Change in unrealized gains (losses).................  2,363     144    35,295      7,501   (1,553)     692
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from operations...  2,294     139    34,407      7,133   (1,983)   2,407
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --     2,761         --    1,725       --
Benefit payments....................................     --      --    (1,125)    26,306     (480)  13,143
Payments on termination.............................     --      --      (750)   (10,500)  (2,588)  (2,925)
Contract Maintenance Charge.........................     (4)     (1)      (17)       (17)     (23)     (26)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1   5,299        40        507       --      127
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)  5,298       909     16,296   (1,366)  10,319
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  2,291   5,437    35,316     23,429   (3,349)  12,726
NET ASSETS AT BEGINNING OF PERIOD...................  5,999     562    97,506     74,077   61,815   49,089
                                                     ------  ------  --------   --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $8,290  $5,999  $132,822   $ 97,506  $58,466  $61,815
                                                     ======  ======  ========   ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    748      81     9,908      8,385    4,599    3,831
       Units issued.................................     --     668       271      2,724      131    1,026
       Units redeemed...............................     --      (1)     (157)    (1,201)    (237)    (258)
                                                     ------  ------  --------   --------  -------  -------
    Units outstanding at end of period..............    748     748    10,022      9,908    4,493    4,599
                                                     ======  ======  ========   ========  =======  =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2013     2012     2013     2012     2013     2012
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (710) $   (46) $  (183) $  (168) $  (526) $   (388)
Net realized gains (losses).........................     638      256      475      388      220     3,539
Change in unrealized gains (losses).................  14,455    8,387    4,572    1,903    9,867     2,985
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from operations...  14,383    8,597    4,864    2,123    9,561     6,136
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --       --        --
Benefit payments....................................    (589)  13,136       --       --       --        --
Payments on termination.............................  (2,710)  (5,167)  (1,172)  (2,103)      --        --
Contract Maintenance Charge.........................      (9)      (8)     (16)     (15)      (6)      (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      381       (1)      --       (1)  (12,304)
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,308)   8,342   (1,189)  (2,118)      (7)  (12,319)
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  11,075   16,939    3,675        5    9,554    (6,183)
NET ASSETS AT BEGINNING OF PERIOD...................  56,266   39,327   14,296   14,291   31,333    37,516
                                                     -------  -------  -------  -------  -------  --------
NET ASSETS AT END OF PERIOD......................... $67,341  $56,266  $17,971  $14,296  $40,887  $ 31,333
                                                     =======  =======  =======  =======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,913    4,194    1,350    1,562    2,842     3,974
       Units issued.................................      --    1,284       --       --       --        --
       Units redeemed...............................    (252)    (565)     (94)    (212)      --    (1,132)
                                                     -------  -------  -------  -------  -------  --------
    Units outstanding at end of period..............   4,661    4,913    1,256    1,350    2,842     2,842
                                                     =======  =======  =======  =======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  -----------------  ----------------
                                                        2013        2012      2013     2012      2013     2012
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (7,027) $  (6,427) $  (349) $    (65) $  (545) $  (449)
Net realized gains (losses).........................         --         --    3,256     1,905      702      300
Change in unrealized gains (losses).................         --         --    6,286     2,651   12,246    3,528
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...     (7,027)    (6,427)   9,193     4,491   12,403    3,379
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --         --       --        --       --       --
Benefit payments....................................   (500,844)  (513,431)      --        --     (280)   6,575
Payments on termination.............................   (591,249)  (178,527)  (7,624)  (13,358)    (329)    (295)
Contract Maintenance Charge.........................        (95)      (119)     (24)      (25)      (9)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,195,710    605,286     (918)      (32)    (766)    (616)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    103,522    (86,791)  (8,566)  (13,415)  (1,384)   5,653
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     96,495    (93,218)     627    (8,924)  11,019    9,032
NET ASSETS AT BEGINNING OF PERIOD...................    325,084    418,302   25,274    34,198   40,618   31,586
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $  421,579  $ 325,084  $25,901  $ 25,274  $51,637  $40,618
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     33,818     42,628    2,344     3,675    3,777    3,268
       Units issued.................................    151,340     81,407      196        57      202      692
       Units redeemed...............................   (140,250)   (90,217)    (822)   (1,388)    (316)    (183)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............     44,908     33,818    1,718     2,344    3,663    3,777
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                                               AST                AST
                                                            AST            PARAMETRIC            PIMCO
                                                       NEW DISCOVERY    EMERGING MARKETS   LIMITED MATURITY
                                                      ASSET ALLOCATION       EQUITY              BOND
                                                     -----------------  ----------------  ------------------
                                                       2013   2012 (AS)   2013     2012     2013      2012
                                                     -------  --------- -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (64)  $   11   $  (217) $   (11) $ (1,290) $    (96)
Net realized gains (losses).........................     606       (2)        4    2,326    (1,289)    2,652
Change in unrealized gains (losses).................      31      173        35      674    (1,048)    1,027
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from operations...     573      182      (178)   2,989    (3,627)    3,583
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --        --        --
Benefit payments....................................      --       --        --       --      (238)    6,574
Payments on termination.............................      --       --      (441)  (1,142)  (19,441)   (7,000)
Contract Maintenance Charge.........................      (2)      (4)      (51)     (86)      (59)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (2,624)   5,326        --   (6,537)   10,078     5,308
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,626)   5,322      (492)  (7,765)   (9,660)    4,818
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,053)   5,504      (670)  (4,776)  (13,287)    8,401
NET ASSETS AT BEGINNING OF PERIOD...................   5,504       --    16,507   21,283   116,152   107,751
                                                     -------   ------   -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 3,451   $5,504   $15,837  $16,507  $102,865  $116,152
                                                     =======   ======   =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     532       --     1,633    2,452     9,610     9,234
       Units issued.................................     650      558        --       55       877     1,002
       Units redeemed...............................    (897)     (26)      (49)    (874)   (1,673)     (626)
                                                     -------   ------   -------  -------  --------  --------
    Units outstanding at end of period..............     285      532     1,584    1,633     8,814     9,610
                                                     =======   ======   =======  =======  ========  ========

--------
(as)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED              ADVANCED                 ADVANCED
                                              SERIES TRUST          SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  ----------------------  ------------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN          PRESERVATION              PRUDENTIAL
                                                  BOND            ASSET ALLOCATION       GROWTH ALLOCATION (F)
                                          -------------------  ----------------------  ------------------------
                                             2013      2012       2013        2012         2013         2012
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (4,969) $  3,388  $ (133,308) $  (38,947) $  (141,018) $   (23,930)
Net realized gains (losses)..............     8,325     6,428     241,763     745,812      426,637      207,691
Change in unrealized gains (losses)......   (20,435)   18,697     492,352      (4,343)     968,355      834,151
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (17,079)   28,513     600,807     702,522    1,253,974    1,017,912
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     1,725        --         434      49,500           --      540,393
Benefit payments.........................      (485)   13,140          --          --           --           --
Payments on termination..................   (46,711)  (44,969)   (670,785)   (855,252)  (2,650,308)  (1,301,143)
Contract Maintenance Charge..............       (69)      (79)    (26,415)    (29,876)     (45,400)     (39,926)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (263,869)   33,078     (97,841)    637,849      571,810      652,335
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (309,409)    1,170    (794,607)   (197,779)  (2,123,898)    (148,341)
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (326,488)   29,683    (193,800)    504,743     (869,924)     869,571
NET ASSETS AT BEGINNING OF
 PERIOD..................................   440,485   410,802   8,681,178   8,176,435   10,160,444    9,290,873
                                          ---------  --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 113,997  $440,485  $8,487,378  $8,681,178  $ 9,290,520  $10,160,444
                                          =========  ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    32,751    32,854     751,850     768,384    1,112,176    1,132,693
       Units issued......................       331     3,463      73,920     154,447      215,761      561,823
       Units redeemed....................   (24,560)   (3,566)   (141,682)   (170,981)    (450,020)    (582,340)
                                          ---------  --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period...     8,522    32,751     684,088     751,850      877,917    1,112,176
                                          =========  ========  ==========  ==========  ===========  ===========

--------
(f)Previously known as AST First Trust Capital Appreciation Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------------
                                              ADVANCED             ADVANCED              ADVANCED
                                            SERIES TRUST         SERIES TRUST          SERIES TRUST
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                         -----------------  ----------------------  ------------------
                                                AST                   AST                   AST
                                               QMA US                 RCM                SCHRODERS
                                            EQUITY ALPHA       WORLD TRENDS (AV)      GLOBAL TACTICAL
                                         -----------------  ----------------------  ------------------
                                           2013      2012      2013        2012       2013      2012
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $   (564) $  (171) $  (26,760) $  (16,972) $ (6,172) $ (2,428)
Net realized gains (losses).............    3,983      147     111,268      79,295     8,771     5,574
Change in unrealized gains (losses).....    9,694    5,011      83,849      75,063    68,770    39,408
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.............................   13,113    4,987     168,357     137,386    71,369    42,554
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --       --          --          --        --     4,500
Benefit payments........................     (566)  13,152          --          --        --        --
Payments on termination.................  (10,430)      --    (346,529)    (63,262)     (699)       --
Contract Maintenance Charge.............      (13)     (12)     (4,699)     (4,931)   (1,154)     (878)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,891)      99      (8,259)     58,603    47,680   100,864
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions..................  (12,900)  13,239    (359,487)     (9,590)   45,827   104,486
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.......      213   18,226    (191,130)    127,796   117,196   147,040
NET ASSETS AT BEGINNING OF PERIOD.......   47,039   28,813   1,740,944   1,613,148   402,468   255,428
                                         --------  -------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............. $ 47,252  $47,039  $1,549,814  $1,740,944  $519,664  $402,468
                                         ========  =======  ==========  ==========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    4,838    3,491     168,568     169,607    38,412    27,825
      Units issued......................      388    1,458      10,298      20,177     9,078    12,625
      Units redeemed....................   (1,517)    (111)    (42,675)    (21,216)   (4,829)   (2,038)
                                         --------  -------  ----------  ----------  --------  --------
   Units outstanding at end of period...    3,709    4,838     136,191     168,568    42,661    38,412
                                         ========  =======  ==========  ==========  ========  ========

--------
(av)Previously known as AST CLS Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                           ADVANCED           ADVANCED           ADVANCED
                                                         SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------  --------------   -----------------
                                                              AST
                                                     SCHRODERS MULTI-ASSET       AST               AST
                                                       WORLD STRATEGIES    SMALL-CAP GROWTH  SMALL-CAP VALUE
                                                     --------------------  --------------   -----------------
                                                        2013       2012     2013     2012     2013     2012
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (12,371) $   5,301  $  (40)  $  (37) $  (339) $   (291)
Net realized gains (losses).........................    55,399     36,701     238       43      977     3,421
Change in unrealized gains (losses).................    48,715     27,409     757      301    7,324     1,709
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from operations...    91,743     69,411     955      307    7,962     4,839
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --      --       --       --        --
Benefit payments....................................        --         --      --       --       --        --
Payments on termination.............................  (266,115)  (161,392)     --       --     (365)     (309)
Contract Maintenance Charge.........................    (4,548)    (5,373)     (3)      (4)     (10)      (20)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    62,070    295,683    (306)     (45)    (559)  (11,983)
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (208,593)   128,918    (309)     (49)    (934)  (12,312)
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (116,850)   198,329     646      258    7,028    (7,473)
NET ASSETS AT BEGINNING OF PERIOD...................   820,850    622,521   3,043    2,785   22,633    30,106
                                                     ---------  ---------  ------   ------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 704,000  $ 820,850  $3,689   $3,043  $29,661  $ 22,633
                                                     =========  =========  ======   ======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    79,826     66,246     248      251    2,040     3,175
       Units issued.................................     9,725     49,224      85       21      103        32
       Units redeemed...............................   (28,654)   (35,644)   (108)     (24)    (172)   (1,167)
                                                     ---------  ---------  ------   ------  -------  --------
    Units outstanding at end of period..............    60,897     79,826     225      248    1,971     2,040
                                                     =========  =========  ======   ======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                            AST                   AST                  AST
                                                         TEMPLETON           T. ROWE PRICE        T. ROWE PRICE
                                                      GLOBAL BOND (G)      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2013     2012       2013        2012       2013     2012
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (793) $    601  $ (100,722) $  (17,720) $(1,145) $  (780)
Net realized gains (losses).........................    (278)    1,361     203,219     202,767      659       14
Change in unrealized gains (losses).................  (2,137)      817     745,014     398,400   17,723    7,635
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (3,208)    2,779     847,511     583,447   17,237    6,869
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,725        --       1,500      82,961       --       --
Benefit payments....................................      --        --          --          --     (573)  13,151
Payments on termination.............................  (4,568)  (38,786)   (212,567)   (188,578)  (2,917)    (493)
Contract Maintenance Charge.........................     (34)      (48)    (12,592)    (11,585)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (167)    3,435     291,611     (32,423)      (1)     174
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,044)  (35,399)     67,952    (149,625)  (3,502)  12,821
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (6,252)  (32,620)    915,463     433,822   13,735   19,690
NET ASSETS AT BEGINNING OF PERIOD...................  62,339    94,959   5,669,268   5,235,446   63,287   43,597
                                                     -------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $56,087  $ 62,339  $6,584,731  $5,669,268  $77,022  $63,287
                                                     =======  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,941     7,844     507,385     523,825    7,690    6,155
       Units issued.................................     201       282      83,725      87,111       --    1,659
       Units redeemed...............................    (464)   (3,185)    (77,775)   (103,551)    (347)    (124)
                                                     -------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   4,678     4,941     513,335     507,385    7,343    7,690
                                                     =======  ========  ==========  ==========  =======  =======

--------
(g)Previously known as AST T. Rowe Price Global Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST
                                                       T. ROWE PRICE            AST           AST WELLINGTON
                                                         LARGE-CAP         T. ROWE PRICE        MANAGEMENT
                                                           GROWTH        NATURAL RESOURCES     HEDGED EQUITY
                                                     -----------------  ------------------  ------------------
                                                       2013      2012     2013      2012      2013      2012
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (461) $  (481) $ (1,777) $ (1,137) $ (2,054) $ (1,459)
Net realized gains (losses).........................   12,960    1,272    (1,992)   (2,180)    7,121       267
Change in unrealized gains (losses).................     (452)   4,292    19,458     5,601    17,117    11,167
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   12,047    5,083    15,689     2,284    22,184     9,975
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --     4,486       131        --        --
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (27,289)      --    (7,320)   (3,908)     (237)       --
Contract Maintenance Charge.........................      (17)     (18)      (57)      (62)      (40)      (58)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (329)  (4,267)   (3,516)    4,786    19,457     2,264
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (27,635)  (4,285)   (6,407)      947    19,180     2,206
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (15,588)     798     9,282     3,231    41,364    12,181
NET ASSETS AT BEGINNING OF PERIOD...................   32,697   31,899   117,212   113,981   118,647   106,466
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 17,109  $32,697  $126,494  $117,212  $160,011  $118,647
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    2,835    3,213    13,614    13,521    13,594    13,333
       Units issued.................................       97    1,361     1,901       997     5,827       558
       Units redeemed...............................   (1,899)  (1,739)   (2,600)     (904)   (3,977)     (297)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    1,033    2,835    12,915    13,614    15,444    13,594
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                                                    ALLIANCE                   ALLIANCE
                                              ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                            SERIES TRUST       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------  ------------------------  -------------------------
                                          AST WESTERN ASSET         ALLIANCE            ALLIANCE BERNSTEIN VPS
                                           CORE PLUS BOND     BERNSTEIN VPS GROWTH         GROWTH & INCOME
                                          ----------------  ------------------------  -------------------------
                                            2013     2012       2013         2012         2013          2012
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (129) $   (43) $  (352,126) $  (371,560) $   (325,040) $  (205,673)
Net realized gains (losses)..............       1        3    1,709,028      906,925     1,964,502     (622,276)
Change in unrealized gains (losses)......    (199)     175    4,574,781    2,022,707    15,892,116    9,658,628
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (327)     135    5,931,683    2,558,072    17,531,578    8,830,679
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --        5,109          297        16,240       19,599
Benefit payments.........................    (482)  13,144     (733,167)    (450,417)   (2,016,602)  (1,434,969)
Payments on termination..................      --       --   (3,390,164)  (2,702,211)   (8,359,550)  (6,180,072)
Contract Maintenance Charge..............      --       --      (43,687)     (53,854)      (64,507)     (75,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --      123     (414,657)    (555,814)   (2,690,439)  (1,696,289)
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (482)  13,267   (4,576,566)  (3,761,999)  (13,114,858)  (9,367,415)
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (809)  13,402    1,355,117   (1,203,927)    4,416,720     (536,736)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,402       --   21,048,434   22,252,361    59,851,746   60,388,482
                                          -------  -------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $12,593  $13,402  $22,403,551  $21,048,434  $ 64,268,466  $59,851,746
                                          =======  =======  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081       --    2,043,765    2,393,760     4,651,863    5,403,318
       Units issued......................      --    1,124       60,393       48,119        79,216      136,850
       Units redeemed....................     (39)     (43)    (415,500)    (398,114)     (941,513)    (888,305)
                                          -------  -------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...   1,042    1,081    1,688,658    2,043,765     3,789,566    4,651,863
                                          =======  =======  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                            ALLIANCE                  ALLIANCE                  ALLIANCE
                                       BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                       PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                       INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   533,896  $   (49,018) $  (305,469) $  (293,468) $  (241,922) $  (263,785)
Net realized gains (losses)........    (838,996)  (1,541,139)   1,012,750      384,760    2,466,286      981,954
Change in unrealized gains
 (losses)..........................   2,885,229    3,365,049    4,856,891    2,192,621    3,532,808    2,161,593
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   2,580,129    1,774,892    5,564,172    2,283,913    5,757,172    2,879,762
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       5,262       10,507        2,460        3,538       10,100        3,600
Benefit payments...................    (334,169)    (386,819)    (397,042)    (451,558)    (459,217)    (453,719)
Payments on termination............  (2,792,188)  (2,109,077)  (1,617,770)  (1,315,186)  (3,756,404)  (2,938,544)
Contract Maintenance Charge........     (53,719)     (65,605)     (17,179)     (18,634)     (71,597)     (80,749)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................    (770,835)    (317,571)    (704,166)     (93,541)    (580,994)    (344,354)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,945,649)  (2,868,565)  (2,733,697)  (1,875,381)  (4,858,112)  (3,813,766)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,365,520)  (1,093,673)   2,830,475      408,532      899,060     (934,004)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  14,231,456   15,325,129   17,489,451   17,080,919   18,040,271   18,974,275
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $12,865,936  $14,231,456  $20,319,926  $17,489,451  $18,939,331  $18,040,271
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,567,420    1,895,514    2,203,731    2,470,154      834,393    1,021,710
       Units issued................      59,790      130,163       45,294      186,645       21,480       28,205
       Units redeemed..............    (451,404)    (458,257)    (362,662)    (453,068)    (208,986)    (215,522)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,175,806    1,567,420    1,886,363    2,203,731      646,887      834,393
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                            ALLIANCE             AMERICAN         AMERICAN
                                                       BERNSTEIN VARIABLE    CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND   PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  ----------------  --------------
                                                            ALLIANCE         AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED    VP INTERNATIONAL
                                                     ----------------------  ----------------  --------------
                                                        2013        2012       2013     2012    2013     2012
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    1,646  $      265  $    15  $    65  $   12   $  (29)
Net realized gains (losses).........................     35,588     (52,577)     343       41      18        6
Change in unrealized gains (losses).................    336,755     238,729    1,315      950   1,011      844
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from operations...    373,989     186,417    1,673    1,056   1,041      821
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --          --       --       --      --       --
Benefit payments....................................   (126,144)    (32,255)      --       --      --       --
Payments on termination.............................   (352,863)   (200,723)    (741)    (687)     --       --
Contract Maintenance Charge.........................     (4,849)     (5,515)      --       --      (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (153,404)    (38,067)      --       --       2       (1)
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (637,260)   (276,560)    (741)    (687)     (2)      (4)
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (263,271)    (90,143)     932      369   1,039      817
NET ASSETS AT BEGINNING OF PERIOD...................  1,352,328   1,442,471   10,727   10,358   5,049    4,232
                                                     ----------  ----------  -------  -------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,089,057  $1,352,328  $11,659  $10,727  $6,088   $5,049
                                                     ==========  ==========  =======  =======  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    138,625     167,471      606      645     321      322
       Units issued.................................      3,209       2,670       --       --      --       --
       Units redeemed...............................    (58,293)    (31,516)     (37)     (39)     --       (1)
                                                     ----------  ----------  -------  -------  ------   ------
    Units outstanding at end of period..............     83,541     138,625      569      606     321      321
                                                     ==========  ==========  =======  =======  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK     DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK       VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND            INCOME
                                                     -------------------  ------------------  -----------------
                                                       2013       2012      2013      2012      2013     2012
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    (7)   $   (78)  $  2,085  $  2,770  $  (471) $    (68)
Net realized gains (losses).........................     153         18     11,317    26,618    2,202       230
Change in unrealized gains (losses).................   4,794      1,532    117,942    31,254   23,042    12,853
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from operations...   4,940      1,472    131,344    60,642   24,773    13,015
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --        --
Benefit payments....................................      --         --    (13,552)   (7,727)      --        --
Payments on termination.............................    (524)        --    (12,913)  (26,638)  (9,186)  (21,379)
Contract Maintenance Charge.........................      (9)        (9)      (217)     (293)     (80)      (83)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --       (594)  (16,734)    (446)   (3,922)
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (533)        (9)   (27,276)  (51,392)  (9,712)  (25,384)
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................   4,407      1,463    104,068     9,250   15,061   (12,369)
NET ASSETS AT BEGINNING OF PERIOD...................  15,446     13,983    451,021   441,771   75,208    87,577
                                                      -------   -------   --------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $19,853    $15,446   $555,089  $451,021  $90,269  $ 75,208
                                                      =======   =======   ========  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,399      1,400     34,786    38,924    5,860     8,262
       Units issued.................................      --         --         --        --       --        --
       Units redeemed...............................     (45)        (1)    (1,839)   (4,138)    (651)   (2,402)
                                                      -------   -------   --------  --------  -------  --------
    Units outstanding at end of period..............   1,354      1,399     32,947    34,786    5,209     5,860
                                                      =======   =======   ========  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                   DREYFUS VARIABLE      DWS INVESTMENTS      DWS INVESTMENTS
                                                    INVESTMENT FUND     VARIABLE SERIES I    VARIABLE SERIES I
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------  ---------------------
                                                          VIF                                       DWS
                                                     MONEY MARKET        DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 --------------------  ------------------  ---------------------
                                                    2013       2012      2013      2012       2013        2012
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (6,522) $  (7,772) $  9,034  $ 12,238  $    5,097  $   1,426
Net realized gains (losses).....................        --         --        50       (69)     31,571     35,902
Change in unrealized gains (losses).............        --         (1)  (21,024)   11,227     249,928    106,507
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from
 operations.....................................    (6,522)    (7,773)  (11,940)   23,396     286,596    143,835
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       200        708        --       900       5,150      1,900
Benefit payments................................    (3,500)    (3,842)   (4,849)   (4,012)     (2,418)   (20,110)
Payments on termination.........................  (207,811)  (265,019)  (31,176)  (28,152)    (77,208)  (161,104)
Contract Maintenance Charge.....................      (206)      (294)       --        --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   136,501    205,464   (18,093)   77,536     (34,575)    (3,610)
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (74,816)   (62,983)  (54,118)   46,272    (109,051)  (182,924)
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (81,338)   (70,756)  (66,058)   69,668     177,545    (39,089)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   506,049    576,805   365,214   295,546     928,154    967,243
                                                 ---------  ---------  --------  --------  ----------  ---------
NET ASSETS AT END OF PERIOD..................... $ 424,711  $ 506,049  $299,156  $365,214  $1,105,699  $ 928,154
                                                 =========  =========  ========  ========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    47,307     53,463    23,425    20,291      68,686     82,485
       Units issued.............................    14,673     19,763       277     5,417         643        669
       Units redeemed...........................   (21,525)   (25,919)   (3,775)   (2,283)     (8,137)   (14,468)
                                                 ---------  ---------  --------  --------  ----------  ---------
    Units outstanding at end of period..........    40,455     47,307    19,927    23,425      61,192     68,686
                                                 =========  =========  ========  ========  ==========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                   DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                  VARIABLE SERIES I     VARIABLE SERIES I     VARIABLE SERIES I
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                         DWS            DWS GLOBAL SMALL      DWS INTERNATIONAL
                                                  CORE EQUITY VIP A     CAP GROWTH VIP A            VIP A
                                                 ------------------  ----------------------  ------------------
                                                   2013      2012       2013        2012       2013      2012
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,705  $  2,088  $   (1,138) $     (424) $ 12,181  $  4,266
Net realized gains (losses).....................    4,592     1,020     102,366      59,619   (22,966)  (10,641)
Change in unrealized gains (losses).............  139,463    53,091     226,793      84,629    61,816    61,118
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  146,760    56,199     328,021     143,824    51,031    54,743
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................    1,500     1,275       1,855       1,480       255       480
Benefit payments................................     (308)     (465)         --     (34,408)     (549)     (247)
Payments on termination.........................  (25,778)  (78,240)   (148,650)    (96,316)  (60,120)  (11,061)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  107,139    (2,266)     (7,052)    (67,078)  (23,849)   (8,847)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   82,553   (79,696)   (153,847)   (196,322)  (84,263)  (19,675)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  229,313   (23,497)    174,174     (52,498)  (33,232)   35,068
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  381,962   405,459   1,001,339   1,053,837   323,595   288,527
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $611,275  $381,962  $1,175,513  $1,001,339  $290,363  $323,595
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   31,832    38,834      38,026      45,832    28,757    30,705
       Units issued.............................    7,483       830       2,256          69        98       133
       Units redeemed...........................   (1,973)   (7,832)     (7,240)     (7,875)   (7,268)   (2,081)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   37,342    31,832      33,042      38,026    21,587    28,757
                                                 ========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -----------------------------------------------------------------
                                                     DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                   VARIABLE SERIES II    VARIABLE SERIES II    VARIABLE SERIES II
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                    DWS GLOBAL INCOME            DWS            DWS SMALL MID CAP
                                                    BUILDER VIP A II     MONEY MARKET VIP A II   GROWTH VIP A II
                                                 ----------------------  --------------------  ------------------
                                                    2013        2012       2013       2012       2013      2012
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   18,103  $   10,053  $ (1,271)  $ (1,576)  $ (2,017) $ (2,120)
Net realized gains (losses).....................     24,638       5,837        --         --      8,124    10,985
Change in unrealized gains (losses).............    147,247     125,117        --         (1)   109,504    34,589
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from
 operations.....................................    189,988     141,007    (1,271)    (1,577)   115,611    43,454
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................         --          --     1,500    (25,904)       540       540
Benefit payments................................     (5,895)     11,083        --         --         --   (12,292)
Payments on termination.........................    (26,508)    (64,276)       --    (60,750)   (18,005)  (76,141)
Contract Maintenance Charge.....................         --          --        --         --         --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (111,197)     (9,752)   (4,458)     2,872      4,603     2,282
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   (143,600)    (62,945)   (2,958)   (83,782)   (12,862)  (85,611)
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     46,388      78,062    (4,229)   (85,359)   102,749   (42,157)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,263,303   1,185,241   173,294    258,653    281,653   323,810
                                                 ----------  ----------  --------   --------   --------  --------
NET ASSETS AT END OF PERIOD..................... $1,309,691  $1,263,303  $169,065   $173,294   $384,402  $281,653
                                                 ==========  ==========  ========   ========   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,256     102,358    16,649     24,653     22,630    29,526
       Units issued.............................        321       1,495       207      4,996      1,570       647
       Units redeemed...........................    (10,490)     (6,597)     (492)   (13,000)    (2,421)   (7,543)
                                                 ----------  ----------  --------   --------   --------  --------
    Units outstanding at end of period..........     87,087      97,256    16,364     16,649     21,779    22,630
                                                 ==========  ==========  ========   ========   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                                  FEDERATED            FIDELITY VARIABLE      FIDELITY VARIABLE
                                              INSURANCE SERIES      INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II        VIP CONTRAFUND        VIP EQUITY-INCOME
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (89,202) $  (111,517) $  (14,371) $   (4,659) $   8,022   $  12,274
Net realized gains (losses)..............          --           --     147,889      88,885     69,969      39,853
Change in unrealized gains (losses)......          --           --   1,132,256     605,582    111,031      71,357
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................     (89,202)    (111,517)  1,265,774     689,808    189,022     123,484
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,060        2,060      45,456      52,955        180       5,939
Benefit payments.........................    (260,882)    (291,988)    (19,713)    (85,307)       (43)    (45,891)
Payments on termination..................    (929,560)  (1,024,545)   (547,633)   (870,050)  (120,473)   (183,281)
Contract Maintenance Charge..............      (5,311)      (6,694)     (4,132)     (4,672)      (447)       (444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (116,589)    (305,914)     43,323     (92,303)   (39,289)    (36,040)
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,310,282)  (1,627,081)   (482,699)   (999,377)  (160,072)   (259,717)
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,399,484)  (1,738,598)    783,075    (309,569)    28,950    (136,233)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,077,156    8,815,754   4,535,286   4,844,855    783,933     920,166
                                          -----------  -----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD.............. $ 5,677,672  $ 7,077,156  $5,318,361  $4,535,286  $ 812,883   $ 783,933
                                          ===========  ===========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     588,731      726,735     263,140     322,241     54,013      73,046
       Units issued......................      12,330       10,223       9,511       8,327         24         515
       Units redeemed....................    (120,089)    (148,227)    (34,463)    (67,428)    (9,920)    (19,548)
                                          -----------  -----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period...     480,972      588,731     238,188     263,140     44,117      54,013
                                          ===========  ===========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                              FIDELITY VARIABLE      FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  ---------------------   ----------------------
                                                 VIP GROWTH           VIP HIGH INCOME           VIP INDEX 500
                                           ----------------------  ---------------------   ----------------------
                                              2013        2012        2013        2012        2013        2012
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (34,097) $  (23,875) $  29,365   $   33,783  $   20,575  $   24,340
Net realized gains (losses)...............    114,236      59,579        223       (7,980)    251,073     165,676
Change in unrealized gains (losses).......    865,175     340,945      2,822       84,727     820,621     367,424
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    945,314     376,649     32,410      110,530   1,092,269     557,440
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     12,230      16,329      2,662        9,935      18,944      15,995
Benefit payments..........................    (37,753)    (61,926)    (3,954)     (35,210)     (3,680)   (129,594)
Payments on termination...................   (304,622)   (392,288)  (160,763)    (263,275)   (611,200)   (579,355)
Contract Maintenance Charge...............     (3,384)     (3,694)      (689)        (822)     (3,030)     (3,435)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    101,025      21,622     (4,828)     (27,684)     85,463     (69,588)
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (232,504)   (419,957)  (167,572)    (317,056)   (513,503)   (765,977)
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    712,810     (43,308)  (135,162)    (206,526)    578,766    (208,537)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,865,325   2,908,633    808,851    1,015,377   3,820,615   4,029,152
                                           ----------  ----------  ---------   ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $3,578,135  $2,865,325  $ 673,689   $  808,851  $4,399,381  $3,820,615
                                           ==========  ==========  =========   ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    281,094     320,931     54,034       76,524     350,105     421,458
       Units issued.......................     14,845      13,924        731        1,697      22,454       8,093
       Units redeemed.....................    (34,440)    (53,761)   (11,614)     (24,187)    (63,415)    (79,446)
                                           ----------  ----------  ---------   ----------  ----------  ----------
    Units outstanding at end of period....    261,499     281,094     43,151       54,034     309,144     350,105
                                           ==========  ==========  =========   ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                                                                           FIDELITY VARIABLE
                                              FIDELITY VARIABLE      FIDELITY VARIABLE     INSURANCE PRODUCTS FUND
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ----------------------  ---------------------   -----------------------
                                                                                               VIP ASSET
                                                     VIP                                     MANAGER GROWTH
                                            INVESTMENT GRADE BOND       VIP OVERSEAS          (SERVICE CLASS 2)
                                           ----------------------  ---------------------   --------------------
                                              2013        2012        2013         2012       2013         2012
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,682  $   12,903  $      831   $   5,234  $   (652)    $  (141)
Net realized gains (losses)...............     17,286      52,028      14,367     (27,526)   19,496         374
Change in unrealized gains (losses).......    (69,382)        593     229,340     191,337    (9,255)      6,429
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 operations...............................    (39,414)     65,524     244,538     169,045     9,589       6,662
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      5,969       5,236         810       5,698        --          --
Benefit payments..........................     (1,119)    (13,598)     (4,812)    (18,991)       --          --
Payments on termination...................   (150,468)   (222,956)   (118,099)   (110,718)  (53,116)         --
Contract Maintenance Charge...............     (1,129)     (1,402)       (890)       (948)       (9)         (9)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     18,788       5,549      87,276     (32,825)       --         105
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 contract transactions....................   (127,959)   (227,171)    (35,715)   (157,784)  (53,125)         96
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (167,373)   (161,647)    208,823      11,261   (43,536)      6,758
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,353,638   1,515,285     946,236     934,975    56,047      49,289
                                           ----------  ----------  ----------   ---------   --------     -------
NET ASSETS AT END OF PERIOD............... $1,186,265  $1,353,638  $1,155,059   $ 946,236  $ 12,511     $56,047
                                           ==========  ==========  ==========   =========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     71,032      83,214      83,967      99,068     4,536       4,527
       Units issued.......................      2,244       4,517      22,022       6,270        --           9
       Units redeemed.....................     (9,132)    (16,699)    (26,350)    (21,371)   (3,672)         --
                                           ----------  ----------  ----------   ---------   --------     -------
    Units outstanding at end of period....     64,144      71,032      79,639      83,967       864       4,536
                                           ==========  ==========  ==========   =========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                               FIDELITY VARIABLE        FIDELITY VARIABLE         FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ----------------------  ------------------------
                                                                                                     VIP FREEDOM
                                                VIP CONTRAFUND          VIP EQUITY-INCOME          2010 PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          --------------------------  ----------------------  ------------------------
                                              2013          2012         2013        2012         2013         2012
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (446,929) $   (329,503) $   3,186   $   8,025   $   (31,287) $    (3,041)
Net realized gains (losses)..............    1,852,078      (940,831)    55,182      34,466       406,981      230,411
Change in unrealized gains (losses)......   11,905,074     9,219,358     97,733      56,491       363,704      545,104
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,310,223     7,949,024    156,101      98,982       739,398      772,474
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       34,433        73,846         --          --         6,198        8,211
Benefit payments.........................   (1,581,791)   (1,475,959)   (21,941)    (22,517)     (172,100)    (158,323)
Payments on termination..................  (11,702,796)   (9,386,163)  (153,809)    (97,382)   (2,436,392)  (1,176,327)
Contract Maintenance Charge..............     (207,343)     (251,239)      (254)       (293)      (29,096)     (35,834)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,633,185)   (3,180,036)    (2,045)     (7,022)     (141,614)    (290,891)
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (15,090,682)  (14,219,551)  (178,049)   (127,214)   (2,773,004)  (1,653,164)
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (1,780,459)   (6,270,527)   (21,948)    (28,232)   (2,033,606)    (880,690)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,722,898    58,993,425    662,316     690,548     7,848,528    8,729,218
                                          ------------  ------------  ---------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 50,942,439  $ 52,722,898  $ 640,368   $ 662,316   $ 5,814,922  $ 7,848,528
                                          ============  ============  =========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,187,770     5,398,327     53,584      64,523       659,208      804,202
       Units issued......................      204,899       305,003        480       2,412        15,645       61,405
       Units redeemed....................   (1,240,774)   (1,515,560)   (12,885)    (13,351)     (237,115)    (206,399)
                                          ------------  ------------  ---------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    3,151,895     4,187,770     41,179      53,584       437,738      659,208
                                          ============  ============  =========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                              FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15,850) $     5,132  $   (2,848) $    8,795  $  (10,839) $  (16,465)
Net realized gains (losses)..............     313,654      168,122     117,390      44,875      56,745      72,846
Change in unrealized gains (losses)......     436,212      463,264     331,411     244,633      28,443      78,045
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     734,016      636,518     445,953     298,303      74,349     134,426
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,208        1,320         250          --          --      12,000
Benefit payments.........................    (104,203)    (242,560)   (117,254)         --     (35,901)    (29,209)
Payments on termination..................    (814,285)    (668,997)   (216,633)   (341,094)   (605,934)   (714,197)
Contract Maintenance Charge..............     (27,984)     (31,205)    (10,828)    (11,917)    (10,279)    (14,551)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (339,823)    (108,157)     73,154     333,246     (11,157)   (107,242)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,284,087)  (1,049,599)   (271,311)    (19,765)   (663,271)   (853,199)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (550,071)    (413,081)    174,642     278,538    (588,922)   (718,773)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,752,855    6,165,936   2,447,912   2,169,374   2,444,962   3,163,735
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,202,784  $ 5,752,855  $2,622,554  $2,447,912  $1,856,040  $2,444,962
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     498,523      594,811     219,057     220,258     207,159     280,502
       Units issued......................      29,238       60,269      23,026      40,361       2,745      19,187
       Units redeemed....................    (131,151)    (156,557)    (45,479)    (41,562)    (58,253)    (92,530)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     396,610      498,523     196,604     219,057     151,651     207,159
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  ----------------------
                                              VIP GROWTH             VIP GROWTH & INCOME       VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  ----------------------
                                            2013        2012          2013         2012        2013        2012
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,047)   $ (1,614)   $    (3,900) $    38,479  $  (16,712) $  (15,244)
Net realized gains (losses)..............    4,997       4,773        600,442      169,779     207,935     113,858
Change in unrealized gains (losses)......   35,819      11,632      2,697,176    1,568,381     168,259     113,991
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   38,769      14,791      3,293,718    1,776,639     359,482     212,605
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       60          60            300          300          --       5,296
Benefit payments.........................       --          --       (251,966)    (234,471)     (6,147)    (30,267)
Payments on termination..................   (9,408)    (18,080)    (1,365,215)  (1,217,146)    (68,716)    (78,050)
Contract Maintenance Charge..............      (92)        (98)       (30,724)     (36,193)     (3,817)     (5,519)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (980)         70       (500,648)      (4,363)    136,740    (291,116)
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (10,420)    (18,048)    (2,148,253)  (1,491,873)     58,060    (399,656)
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   28,349      (3,257)     1,145,465      284,766     417,542    (187,051)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,016     120,273     11,478,571   11,193,805   1,128,055   1,315,106
                                           --------    --------   -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $145,365    $117,016    $12,624,036  $11,478,571  $1,545,597  $1,128,055
                                           ========    ========   ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,776      13,698        906,090    1,028,331      92,121     125,392
       Units issued......................       13          69         31,362       47,114      32,205      37,636
       Units redeemed....................     (909)     (1,991)      (176,869)    (169,355)    (28,960)    (70,907)
                                           --------    --------   -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................   10,880      11,776        760,583      906,090      95,366      92,121
                                           ========    ========   ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------------  -----------------------  ----------------------
                                                                                            VIP INVESTMENT
                                              VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                          -----------------------  -----------------------  ----------------------
                                             2013         2012        2013         2012      2013        2012
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  201,161  $   223,293  $   15,920  $    16,013  $   17      $   10
Net realized gains (losses)..............     34,239       17,011     444,560      237,095      23          42
Change in unrealized gains (losses)......    (25,601)     483,883   1,606,292      634,984     (99)          6
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations..............................    209,799      724,187   2,066,772      888,092     (59)         58
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        184          184      57,897        5,446      --          --
Benefit payments.........................    (66,219)    (190,543)   (185,493)     (68,335)     --          --
Payments on termination..................   (787,509)    (980,219)   (970,782)  (1,018,074)     --          --
Contract Maintenance Charge..............    (17,075)     (23,032)    (31,779)     (32,509)     (3)         (4)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (47,087)    (306,153)  1,677,476      187,966     337          37
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions...................   (917,706)  (1,499,763)    547,319     (925,506)    334          33
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (707,907)    (775,576)  2,614,091      (37,414)    275          91
NET ASSETS AT BEGINNING OF
 PERIOD..................................  5,700,730    6,476,306   6,649,117    6,686,531   1,544       1,453
                                          ----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD.............. $4,992,823  $ 5,700,730  $9,263,208  $ 6,649,117  $1,819      $1,544
                                          ==========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    364,689      465,643     598,386      683,837     102         100
       Units issued......................     16,816       10,926     216,216      112,587      23           2
       Units redeemed....................    (74,642)    (111,880)   (171,035)    (198,038)     --          --
                                          ----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period...    306,863      364,689     643,567      598,386     125         102
                                          ==========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                            FIDELITY VARIABLE         FIDELITY VARIABLE     FIDELITY VARIABLE
                                         INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                               VIP MID CAP            VIP MONEY MARKET        VIP OVERSEAS
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                        ------------------------  ------------------------  ----------------------
                                            2013         2012         2013         2012       2013        2012
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (199,966) $  (191,462) $  (187,978) $  (236,592) $  (220)    $   (15)
Net realized gains (losses)............   2,351,351    1,277,040           --           --       47      (1,382)
Change in unrealized gains
 (losses)..............................   2,187,129      833,615           --           --    9,142       7,014
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 operations............................   4,338,514    1,919,193     (187,978)    (236,592)   8,969       5,617
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      21,698        7,846       35,893       25,707       --          --
Benefit payments.......................    (279,512)    (298,248)    (324,893)    (491,666)      --          --
Payments on termination................  (2,681,400)  (2,196,825)  (6,356,692)  (6,282,434)  (1,250)     (5,239)
Contract Maintenance Charge............     (56,146)     (64,405)     (52,586)     (56,094)     (15)        (15)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (543,860)    (760,929)   2,747,522    4,533,924      (31)         34
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 contract transactions.................  (3,539,220)  (3,312,561)  (3,950,756)  (2,270,563)  (1,296)     (5,220)
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS............................     799,294   (1,393,368)  (4,138,734)  (2,507,155)   7,673         397
NET ASSETS AT BEGINNING
 OF PERIOD.............................  14,507,636   15,901,004   13,577,542   16,084,697   32,868      32,471
                                        -----------  -----------  -----------  -----------   -------     -------
NET ASSETS AT END OF
 PERIOD................................ $15,306,930  $14,507,636  $ 9,438,808  $13,577,542  $40,541     $32,868
                                        ===========  ===========  ===========  ===========   =======     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,098,429    1,352,629    1,362,956    1,590,001    2,632       3,126
       Units issued....................      52,660       40,694      692,718      680,855       --           2
       Units redeemed..................    (282,308)    (294,894)  (1,094,393)    (907,900)    (104)       (496)
                                        -----------  -----------  -----------  -----------   -------     -------
    Units outstanding at end of
     period............................     868,781    1,098,429      961,281    1,362,956    2,528       2,632
                                        ===========  ===========  ===========  ===========   =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ----------------------------------------------------------------------------
                                               FRANKLIN                 FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       -----------------------  ------------------------  ------------------------
                                          FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                          GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                       -----------------------  ------------------------  ------------------------
                                           2013        2012         2013         2012         2013         2012
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (42,745) $  (49,251) $   308,776  $   432,797  $   600,594  $   592,499
Net realized gains (losses)...........     355,078     219,448      662,617     (738,354)     222,782      182,441
Change in unrealized gains
 (losses).............................     459,889      99,281    6,791,710    3,731,498     (199,842)     649,588
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................     772,222     269,478    7,763,103    3,425,941      623,534    1,424,528
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................          --          --       87,203       48,656        3,600        3,600
Benefit payments......................     (67,418)   (114,190)    (806,098)    (470,919)    (445,931)    (272,573)
Payments on termination...............    (643,077)   (554,241)  (5,433,282)  (6,028,779)  (1,298,738)  (1,735,303)
Contract Maintenance Charge...........     (10,457)    (14,034)    (131,972)    (151,456)     (15,871)     (20,340)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (333,757)   (170,253)  (1,908,303)    (384,687)     160,859    1,177,087
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,054,709)   (852,718)  (8,192,452)  (6,987,185)  (1,596,081)    (847,529)
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................    (282,487)   (583,240)    (429,349)  (3,561,244)    (972,547)     576,999
NET ASSETS AT BEGINNING
 OF PERIOD............................   2,621,147   3,204,387   31,622,714   35,183,958   11,252,280   10,675,281
                                       -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 2,338,660  $2,621,147  $31,193,365  $31,622,714  $10,279,733  $11,252,280
                                       ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     211,342     277,094    1,921,696    2,359,682      692,374      746,979
       Units issued...................       2,167      18,560       78,848      103,780       55,127      132,239
       Units redeemed.................     (73,684)    (84,312)    (515,022)    (541,766)    (152,238)    (186,844)
                                       -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     139,825     211,342    1,485,522    1,921,696      595,263      692,374
                                       ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             FRANKLIN                   FRANKLIN                  FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                             FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                         INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  6,834,378  $  7,756,395  $  (184,685) $  (285,247) $   (92,022) $  (271,254)
Net realized gains (losses)........      896,909    (1,385,646)   2,112,186      596,521    3,530,522    1,066,663
Change in unrealized gains
 (losses)..........................    8,735,010     9,949,306    6,445,924    3,773,756    6,343,375    4,295,839
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   16,466,297    16,320,055    8,373,425    4,085,030    9,781,875    5,091,248
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,168       119,716       68,495       66,632       93,328       44,241
Benefit payments...................   (4,794,107)   (4,668,407)    (977,501)  (1,180,438)  (1,202,276)    (938,466)
Payments on termination............  (23,496,726)  (26,250,972)  (6,734,614)  (5,139,447)  (5,202,564)  (4,747,167)
Contract Maintenance
 Charge............................     (379,504)     (472,726)    (129,200)    (148,289)    (107,829)    (118,359)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................       46,558       666,522   (2,164,166)    (798,302)  (1,910,102)  (1,139,886)
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (28,315,611)  (30,605,867)  (9,936,986)  (7,199,844)  (8,329,443)  (6,899,637)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,849,314)  (14,285,812)  (1,563,561)  (3,114,814)   1,452,432   (1,808,389)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  149,062,870   163,348,682   35,615,523   38,730,337   32,366,514   34,174,903
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $137,213,556  $149,062,870  $34,051,962  $35,615,523  $33,818,946  $32,366,514
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    9,737,999    11,831,193    3,072,820    3,693,931    1,413,978    1,730,895
       Units issued................      537,648       582,083      139,422      226,636       90,988       95,905
       Units redeemed..............   (2,279,959)   (2,675,277)    (888,331)    (847,747)    (396,388)    (412,822)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    7,995,688     9,737,999    2,323,911    3,072,820    1,108,578    1,413,978
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ----------------------------------------------------------------------------
                                               FRANKLIN                  FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                        INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                        FRANKLIN SMALL MID-CAP         FRANKLIN U.S.             MUTUAL GLOBAL
                                           GROWTH SECURITIES            GOVERNMENT           DISCOVERY SECURITIES
                                        ----------------------   ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (21,730)  $  (27,074) $   293,374  $   319,874  $    92,162  $   163,320
Net realized gains (losses)............    386,400      182,627          720      341,816    1,897,280      858,353
Change in unrealized gains
 (losses)..............................     54,991      (10,925)  (1,220,076)    (559,317)   1,802,650      958,063
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    419,661      144,628     (925,982)     102,373    3,792,092    1,979,736
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        775        3,300        2,875       11,854       11,172        1,000
Benefit payments.......................     (4,334)      (6,137)    (637,175)    (701,840)    (342,388)    (326,698)
Payments on termination................   (332,297)    (178,234)  (3,708,959)  (6,249,461)  (3,100,988)  (2,993,182)
Contract Maintenance Charge............     (4,801)      (5,537)     (99,315)    (128,801)     (62,038)     (72,637)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (482,457)     (16,716)  (3,278,867)   4,554,257    1,134,847   (1,443,551)
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (823,114)    (203,324)  (7,721,441)  (2,513,991)  (2,359,395)  (4,835,068)
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (403,453)     (58,696)  (8,647,423)  (2,411,618)   1,432,697   (2,855,332)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,558,948    1,617,644   27,759,528   30,171,146   16,187,851   19,043,183
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,155,495   $1,558,948  $19,112,105  $27,759,528  $17,620,548  $16,187,851
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     78,312       89,165    2,156,406    2,352,323    1,256,636    1,644,163
       Units issued....................      3,530        2,298      111,484      504,924      215,589       42,650
       Units redeemed..................    (37,132)     (13,151)    (726,759)    (700,841)    (373,569)    (430,177)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     44,710       78,312    1,541,131    2,156,406    1,098,656    1,256,636
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                 ---------------------------------------------------------------------------------
                                          FRANKLIN                   FRANKLIN                   FRANKLIN
                                     TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  ------------------------  --------------------------
                                                               TEMPLETON DEVELOPING             TEMPLETON
                                  MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                 --------------------------  ------------------------  --------------------------
                                     2013          2012          2013         2012         2013          2012
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    310,709  $    325,898  $    54,432  $   (48,404) $    698,370  $  1,274,354
Net realized gains (losses).....    3,168,092      (296,125)      86,060      (26,212)    1,354,876    (2,152,400)
Change in unrealized gains
 (losses).......................   14,717,230     9,750,958     (540,586)   2,283,133    14,695,468    14,940,606
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   18,196,031     9,780,731     (400,094)   2,208,517    16,748,714    14,062,560
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      139,693       215,288       55,578      165,430       115,238       161,536
Benefit payments................   (2,994,807)   (1,997,881)    (292,858)    (514,175)   (2,657,880)   (2,190,330)
Payments on termination.........  (12,772,533)  (11,932,744)  (2,878,293)  (3,250,651)  (14,183,595)  (11,972,032)
Contract Maintenance
 Charge.........................     (234,324)     (277,848)     (66,322)     (85,723)     (266,774)     (317,010)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (4,359,956)   (2,845,868)    (285,517)  (1,228,066)   (2,706,170)   (4,348,319)
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (20,221,927)  (16,839,053)  (3,467,412)  (4,913,185)  (19,699,181)  (18,666,155)
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................   (2,025,896)   (7,058,322)  (3,867,506)  (2,704,668)   (2,950,467)   (4,603,595)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   77,899,774    84,958,096   18,472,833   21,177,501    89,891,092    94,494,687
                                 ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 75,873,878  $ 77,899,774  $14,605,327  $18,472,833  $ 86,940,625  $ 89,891,092
                                 ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    5,069,660     6,198,432      527,976      673,412     5,152,148     6,285,468
       Units issued.............      110,454       137,191       44,784       37,888       233,322       267,987
       Units redeemed...........   (1,254,864)      137,191     (144,000)    (183,324)   (1,243,821)   (1,401,307)
                                 ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period..................    3,925,250     5,069,660      428,760      527,976     4,141,649     5,152,148
                                 ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------
                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   -----------------------  -----------------------
                                                 TEMPLETON               TEMPLETON
                                          GLOBAL BOND SECURITIES     GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   -----------------------  -----------------------
                                             2013         2012        2013         2012         2013        2012
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   56,279   $   97,655  $   12,652   $   6,817   $   (23,118) $  (15,537)
Net realized gains (losses)..............     75,916      105,933       6,097     (26,649)      605,122      57,261
Change in unrealized gains (losses)......   (129,672)      64,934     237,908     196,000       509,754     648,798
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      2,523      268,522     256,657     176,168     1,091,758     690,522
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       11,466          --          --           144         144
Benefit payments.........................    (43,549)     (24,250)     (5,805)    (18,277)     (215,159)    (78,870)
Payments on termination..................   (277,253)    (549,976)    (84,568)   (202,335)     (944,366)   (664,933)
Contract Maintenance Charge..............     (2,850)      (3,872)       (416)       (415)      (15,445)    (19,199)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     17,314       19,246      (3,502)       (127)     (166,511)    (28,293)
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (306,338)    (547,386)    (94,291)   (221,154)   (1,341,337)   (791,151)
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (303,815)    (278,864)    162,366     (44,986)     (249,579)   (100,629)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,970,811    2,249,675     948,707     993,693     4,085,608   4,186,237
                                          ----------   ----------  ----------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,666,996   $1,970,811  $1,111,073   $ 948,707   $ 3,836,029  $4,085,608
                                          ==========   ==========  ==========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     70,109       92,186      55,982      69,375       367,455     441,505
       Units issued......................      3,723        5,721          44         598        14,229      25,857
       Units redeemed....................    (15,289)     (27,798)     (5,986)    (13,991)     (117,961)    (99,907)
                                          ----------   ----------  ----------   ---------   -----------  ----------
    Units outstanding at end of period...     58,543       70,109      50,040      55,982       263,723     367,455
                                          ==========   ==========  ==========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                           GOLDMAN SACHS         GOLDMAN SACHS    GOLDMAN SACHS
                                                             VARIABLE              VARIABLE          VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST  INSURANCE TRUST
                                                            SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ----------------  ---------------
                                                                                                  VIT STRATEGIC
                                                                                 VIT STRATEGIC    INTERNATIONAL
                                                         VIT MID CAP VALUE          GROWTH            EQUITY
                                                     ------------------------  ----------------  ---------------
                                                         2013         2012       2013     2012     2013    2012
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (33,254) $   (22,809) $  (163) $   (99) $   (31) $   13
Net realized gains (losses).........................     477,981      (57,009)     800      319      651       1
Change in unrealized gains (losses).................     561,398      716,356    4,339    2,543     (250)    408
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from operations...   1,006,125      636,538    4,976    2,763      370     422
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................          --        1,800       --       --       --      --
Benefit payments....................................    (233,841)     (43,189)      --       --       --      --
Payments on termination.............................    (902,586)    (794,400)      --   (2,761)  (2,980)     --
Contract Maintenance Charge.........................     (12,667)     (16,828)     (20)     (20)      --      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (153,471)    (231,993)      --       --       --      --
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,302,565)  (1,084,610)     (20)  (2,781)  (2,980)     (6)
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................    (296,440)    (448,072)   4,956      (18)  (2,610)    416
NET ASSETS AT BEGINNING OF PERIOD...................   3,849,889    4,297,961   16,216   16,234    2,610   2,194
                                                     -----------  -----------  -------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $ 3,553,449  $ 3,849,889  $21,172  $16,216  $    --  $2,610
                                                     ===========  ===========  =======  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     271,497      351,667    1,385    1,731      303     304
       Units issued.................................       6,950        2,607       --       --       --      --
       Units redeemed...............................     (86,364)     (82,777)      (2)    (346)    (303)     (1)
                                                     -----------  -----------  -------  -------  -------  ------
    Units outstanding at end of period..............     192,083      271,497    1,383    1,385       --     303
                                                     ===========  ===========  =======  =======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ------------------------------------------------------------------------------
                                             GOLDMAN SACHS             GOLDMAN SACHS
                                               VARIABLE                  VARIABLE                   INVESCO
                                            INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  -------------------------
                                            VIT STRUCTURED            VIT STRUCTURED         INVESCO V.I. AMERICAN
                                           SMALL CAP EQUITY             U.S. EQUITY              FRANCHISE (H)
                                       ------------------------  ------------------------  -------------------------
                                           2013         2012         2013         2012         2013          2012
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (62,965) $   (48,638) $   (39,829) $     2,119  $   (877,072) $  (948,960)
Net realized gains (losses)...........   1,339,770      (73,976)     422,539          999     1,955,214     (144,605)
Change in unrealized gains
 (losses).............................   1,241,307    1,104,546    1,482,964      786,993    26,360,137    2,078,582
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   2,518,112      981,932    1,865,674      790,111    27,438,279      985,017
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       1,199        6,291          290          290       125,552       95,592
Benefit payments......................    (246,823)    (131,446)    (151,004)    (216,227)   (2,829,234)  (1,812,504)
Payments on termination...............  (1,723,027)  (1,322,519)  (1,302,924)    (977,878)   (6,566,434)  (5,408,883)
Contract Maintenance Charge...........     (26,321)     (33,620)     (21,036)     (26,766)      (56,292)     (48,088)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (204,517)    (330,151)    (781,719)      70,181    (2,462,389)  57,647,579
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,199,489)  (1,811,445)  (2,256,393)  (1,150,400)  (11,788,797)  50,473,696
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................     318,623     (829,513)    (390,719)    (360,289)   15,649,482   51,458,713
NET ASSETS AT BEGINNING
 OF PERIOD............................   8,438,202    9,267,715    6,183,321    6,543,610    78,331,849   26,873,136
                                       -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 8,756,825  $ 8,438,202  $ 5,792,602  $ 6,183,321  $ 93,981,331  $78,331,849
                                       ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     707,400      863,082      541,166      644,793     7,872,596    2,953,749
       Units issued...................      30,984       24,870        2,412       38,556       186,367    6,423,603
       Units redeemed.................    (189,486)    (180,552)    (168,458)    (142,183)   (1,214,235)  (1,504,756)
                                       -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     548,898      707,400      375,120      541,166     6,844,728    7,872,596
                                       ===========  ===========  ===========  ===========  ============  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             INVESCO                   INVESCO                    INVESCO
                                       INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                       AMERICAN VALUE (I)           COMSTOCK (J)                CORE EQUITY
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (502,489) $  (473,086) $    43,207  $    61,357  $    (55,318) $   (403,329)
Net realized gains (losses)........   2,342,224      299,884    1,586,066      353,187     4,013,722     2,198,164
Change in unrealized gains
 (losses)..........................  11,483,978    7,025,532    7,560,932    4,529,280    17,041,510     7,963,976
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  13,323,713    6,852,330    9,190,205    4,943,824    20,999,914     9,758,811
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      26,632       14,995        2,018       36,367        25,418       107,767
Benefit payments...................  (1,593,922)  (1,382,383)  (1,262,554)  (1,447,813)   (3,386,453)   (2,934,288)
Payments on termination............  (6,336,972)  (5,978,397)  (3,454,772)  (3,121,335)   (7,405,211)   (7,222,895)
Contract Maintenance Charge........     (45,207)     (50,179)     (15,039)     (16,863)      (49,625)      (54,352)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (981,886)  (1,907,937)    (994,828)  (1,452,891)     (601,645)   (1,827,071)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (8,931,355)  (9,303,901)  (5,725,175)  (6,002,535)  (11,417,516)  (11,930,839)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   4,392,358   (2,451,571)   3,465,030   (1,058,711)    9,582,398    (2,172,028)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  45,486,572   47,938,143   29,457,557   30,516,268    81,396,054    83,568,082
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $49,878,930  $45,486,572  $32,922,587  $29,457,557  $ 90,978,452  $ 81,396,054
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,761,300    3,355,745    2,038,235    2,480,416     5,459,486     6,319,023
       Units issued................     105,730      110,913       69,824       68,950       146,501       149,120
       Units redeemed..............    (573,268)    (705,358)    (409,044)    (511,131)     (826,123)   (1,008,657)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                              INVESCO                    INVESCO                   INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                           INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                       DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME       EQUITY AND INCOME (K)
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,253,626  $    840,009  $   291,483  $   322,524  $    40,457  $   109,669
Net realized gains (losses)........    9,151,118     4,953,518     (268,389)    (249,716)     663,931      (68,016)
Change in unrealized gains
 (losses)..........................   28,339,600    16,658,341     (156,215)     795,197    5,031,706    2,754,763
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   38,744,344    22,451,868     (133,121)     868,005    5,736,094    2,796,416
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      184,427       287,120          150          150      108,423       22,747
Benefit payments...................   (7,044,032)   (6,478,594)    (175,567)    (356,376)  (1,101,506)  (1,504,628)
Payments on termination............  (13,317,580)  (12,839,094)    (817,963)    (881,645)  (2,932,405)  (2,507,284)
Contract Maintenance
 Charge............................      (80,048)      (87,699)      (2,993)      (3,720)     (12,235)     (14,046)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,895,245)   (2,290,909)    (456,021)     646,961      513,859      571,409
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (23,152,478)  (21,409,176)  (1,452,394)    (594,630)  (3,423,864)  (3,431,802)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   15,591,866     1,042,692   (1,585,515)     273,375    2,312,230     (635,386)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  141,410,814   140,368,122   10,091,307    9,817,932   25,806,288   26,441,674
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $157,002,680  $141,410,814  $ 8,505,792  $10,091,307  $28,118,518  $25,806,288
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    4,564,975     5,321,015      730,748      774,767    1,888,361    2,160,378
       Units issued................       88,512       110,597       25,679       85,613      106,546      155,714
       Units redeemed..............     (734,481)     (866,637)    (132,871)    (129,632)    (325,236)    (427,731)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    3,919,006     4,564,975      623,556      730,748    1,669,671    1,888,361
                                    ============  ============  ===========  ===========  ===========  ===========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ----------------------------------------------------------------------------
                                                INVESCO                   INVESCO                  INVESCO
                                          INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                       ------------------------  ------------------------  -----------------------
                                             INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                          GLOBAL CORE EQUITY       GOVERNMENT SECURITIES        HIGH YIELD (L)
                                       ------------------------  ------------------------  -----------------------
                                           2013         2012         2013         2012       2013 (M)      2012
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   190,055  $   397,352  $   226,810  $   217,189  $   688,244  $  220,576
Net realized gains (losses)...........     (17,538)  (1,146,961)     (19,305)      91,413      (13,966)    (40,884)
Change in unrealized gains
 (losses).............................   6,918,659    5,058,350     (665,786)    (177,218)    (176,959)    719,731
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from operations......................   7,091,176    4,308,741     (458,281)     131,384      497,319     899,423
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       4,997       40,570       62,500           --       20,926      53,624
Benefit payments......................  (1,780,618)  (1,890,270)    (241,162)    (193,592)    (789,887)   (277,069)
Payments on termination...............  (2,787,169)  (3,748,631)    (891,010)  (1,532,276)  (1,261,904)   (558,199)
Contract Maintenance Charge...........     (20,195)     (23,358)      (4,469)      (5,214)      (7,891)     (2,633)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (826,798)    (920,536)    (796,540)     356,211   12,199,452     328,468
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from contract transactions...........  (5,409,783)  (6,542,225)  (1,870,681)  (1,374,871)  10,160,696    (455,809)
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   1,681,393   (2,233,484)  (2,328,962)  (1,243,487)  10,658,015     443,614
NET ASSETS AT BEGINNING
 OF PERIOD............................  36,933,762   39,167,246   12,301,905   13,545,392    6,534,771   6,091,157
                                       -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $38,615,155  $36,933,762  $ 9,972,943  $12,301,905  $17,192,786  $6,534,771
                                       ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,028,113    2,400,769      744,579      829,440      428,792     459,867
       Units issued...................      41,689       30,992       26,770       99,794      785,087      48,454
       Units redeemed.................    (315,723)    (403,648)    (146,385)    (184,655)    (220,569)    (79,529)
                                       -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period...........................   1,754,079    2,028,113      624,964      744,579      993,310     428,792
                                       ===========  ===========  ===========  ===========  ===========  ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                             INVESCO                    INVESCO                   INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                           INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                    HIGH YIELD SECURITIES (L)    INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,092,374  $   779,745  $   (43,668) $     4,788  $   (88,934) $  (160,393)
Net realized gains (losses)........   (3,165,916)    (593,252)   1,000,569      921,741    1,224,448      264,165
Change in unrealized gains
 (losses)..........................    2,545,857    1,910,721    2,637,496    1,954,425    1,592,767      922,937
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      472,315    2,097,214    3,594,397    2,880,954    2,728,281    1,026,709
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,774       37,187       71,178       19,311        4,691        3,442
Benefit payments...................     (421,750)    (642,721)    (575,375)    (603,338)    (269,418)    (591,987)
Payments on termination............     (416,988)  (1,274,330)  (1,660,161)  (1,760,152)  (1,297,457)    (958,515)
Contract Maintenance Charge........       (2,613)      (9,113)     (11,174)     (12,325)      (3,666)      (4,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (13,256,374)     820,619     (133,316)    (894,533)     133,916     (314,898)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (14,095,951)  (1,068,358)  (2,308,848)  (3,251,037)  (1,431,934)  (1,866,135)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (13,623,636)   1,028,856    1,285,549     (370,083)   1,296,347     (839,426)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   13,623,636   12,594,780   22,031,468   22,401,551   10,747,673   11,587,099
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $13,623,636  $23,317,017  $22,031,468  $12,044,020  $10,747,673
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      796,737      859,867    1,246,396    1,440,655      659,045      780,506
       Units issued................        8,381       98,450       39,459       33,937       36,561       64,942
       Units redeemed..............     (805,118)    (161,580)    (160,237)    (228,196)    (110,240)    (186,403)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      796,737    1,125,618    1,246,396      585,366      659,045
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ---------------------------------------------------------------------------
                                                INVESCO                  INVESCO                   INVESCO
                                          INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                             INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                          MID CAP GROWTH (O)          MONEY MARKET              S&P 500 INDEX
                                        ----------------------  ------------------------  ------------------------
                                           2013      2012 (AT)      2013         2012         2013         2012
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (77,625) $  (67,087) $  (126,334) $  (159,089) $   172,408  $   162,670
Net realized gains (losses)............    188,569    (138,757)          --           --    1,662,641      995,938
Change in unrealized gains
 (losses)..............................  2,233,146    (102,068)          --           --    6,513,340    2,899,131
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  2,344,090    (307,912)    (126,334)    (159,089)   8,348,389    4,057,739
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        180         120       62,500       96,549       74,486        2,222
Benefit payments.......................   (374,131)   (187,435)    (271,535)     (96,489)  (1,443,872)  (1,236,055)
Payments on termination................   (470,261)   (490,524)  (1,769,428)  (3,029,015)  (2,512,388)  (2,632,741)
Contract Maintenance Charge............     (3,013)     (2,026)      (4,466)      (4,927)     (15,462)     (17,969)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    144,165   7,879,953      (94,995)     653,587     (770,173)    (289,217)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (703,060)  7,200,088   (2,077,924)  (2,380,295)  (4,667,409)  (4,173,760)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  1,641,030   6,892,176   (2,204,258)  (2,539,384)   3,680,980     (116,021)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  6,892,176          --   10,399,526   12,938,910   29,850,514   29,966,535
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $8,533,206  $6,892,176  $ 8,195,268  $10,399,526  $33,531,494  $29,850,514
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    428,516          --      903,567    1,110,795    2,390,830    2,721,635
       Units issued....................     21,497     970,027      175,273      392,190      103,012      209,307
       Units redeemed..................    (59,422)   (541,511)    (361,145)    (599,418)    (428,244)    (540,112)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                  INVESCO                 INVESCO                 INVESCO
                                            INVESTMENT SERVICES     INVESTMENT SERVICES     INVESTMENT SERVICES
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                TECHNOLOGY               UTILITIES        VALUE OPPORTUNITIES (P)
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012        2013         2012
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (36,468) $  (35,311) $   88,989  $  108,333  $    5,246  $     3,641
Net realized gains (losses)..............    305,855     117,208     210,789     288,195      44,264     (298,593)
Change in unrealized gains (losses)......    285,370     156,144     247,939    (261,455)  1,947,843    1,330,164
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    554,757     238,041     547,717     135,073   1,997,353    1,035,212
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,801       6,143          --          --       2,168          168
Benefit payments.........................    (44,069)    (86,056)   (197,711)   (180,802)    (95,712)    (140,839)
Payments on termination..................    (95,921)   (145,552)   (445,411)   (344,673)   (703,180)    (588,212)
Contract Maintenance Charge..............     (1,559)     (1,757)     (2,622)     (2,883)     (3,432)      (3,807)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    144,738       4,413     (82,899)    (37,500)    106,410     (621,907)
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................      5,990    (222,809)   (728,643)   (565,858)   (693,746)  (1,354,597)
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    560,747      15,232    (180,926)   (430,785)  1,303,607     (319,385)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,386,725   2,371,493   6,001,922   6,432,707   6,590,362    6,909,747
                                          ----------  ----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,947,472  $2,386,725  $5,820,996  $6,001,922  $7,893,969  $ 6,590,362
                                          ==========  ==========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    177,131     193,157     311,469     341,041     559,322      680,705
       Units issued......................     21,601      15,768      10,079      28,419      27,013       23,126
       Units redeemed....................    (21,605)    (31,794)    (45,065)    (57,991)    (78,397)    (144,509)
                                          ----------  ----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    177,127     177,131     276,483     311,469     507,938      559,322
                                          ==========  ==========  ==========  ==========  ==========  ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                       INVESCO INVESTMENT        INVESCO INVESTMENT         INVESCO INVESTMENT
                                      SERVICES (SERIES II)      SERVICES (SERIES II)       SERVICES (SERIES II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                    AMERICAN FRANCHISE II (Q)   AMERICAN VALUE II (R)         COMSTOCK II (S)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (418,836) $  (495,367) $  (392,428) $  (381,572) $   (374,313) $   (300,793)
Net realized gains (losses)........   2,414,291    1,736,337    1,870,695       (4,154)    7,362,421     1,660,612
Change in unrealized gains
 (losses)..........................   7,015,357    1,840,199    7,961,961    5,550,705    26,745,574    17,529,439
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   9,010,812    3,081,169    9,440,228    5,164,979    33,733,682    18,889,258
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,605       25,965       10,794       26,167        86,922        59,520
Benefit payments...................    (460,205)    (414,121)    (862,033)  (1,167,579)   (3,402,941)   (3,384,007)
Payments on termination............  (3,742,322)  (4,265,400)  (5,712,048)  (5,384,345)  (19,652,252)  (18,127,544)
Contract Maintenance
 Charge............................     (66,430)     (79,809)    (129,251)    (152,109)     (291,996)     (342,006)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,548,224)     961,410   (2,444,027)  (1,601,959)   (4,950,293)   (5,691,900)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (5,809,576)  (3,771,955)  (9,136,565)  (8,279,825)  (28,210,560)  (27,485,937)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   3,201,236     (690,786)     303,663   (3,114,846)    5,523,122    (8,596,679)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  27,027,374   27,718,160   33,463,404   36,578,250   112,847,590   121,444,269
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $30,228,610  $27,027,374  $33,767,067  $33,463,404  $118,370,712  $112,847,590
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,303,381    2,638,253    1,633,481    2,055,220     7,653,321     9,615,125
       Units issued................      50,701      224,164       20,957       42,021       130,950       162,321
       Units redeemed..............    (464,429)    (559,036)    (401,086)    (463,760)   (1,751,008)   (2,124,125)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,889,653    2,303,381    1,253,352    1,633,481     6,033,263     7,653,321
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              CORE EQUITY II       DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II
                                          ----------------------  ------------------------  -------------------
                                             2013        2012         2013         2012        2013       2012
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (9,945) $  (19,424) $   113,721  $    13,474  $   5,784   $  7,631
Net realized gains (losses)..............    121,582     106,866    2,460,106    1,071,815    (15,010)    (4,510)
Change in unrealized gains (losses)......    351,527     160,682    7,366,409    4,789,054      4,547     17,473
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 operations..............................    463,164     248,124    9,940,236    5,874,343     (4,679)    20,594
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,000       3,104        8,272        6,451         45        270
Benefit payments.........................    (53,524)   (130,172)  (1,271,360)  (1,158,296)        --     (4,224)
Payments on termination..................   (266,699)   (412,207)  (4,611,852)  (4,363,943)   (70,331)   (22,880)
Contract Maintenance Charge..............     (4,959)     (6,480)     (64,027)     (74,182)        --         --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     11,646     (84,038)  (1,337,079)  (2,038,869)   (29,800)    56,884
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 contract transactions...................   (308,536)   (629,793)  (7,276,046)  (7,628,839)  (100,086)    30,050
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    154,628    (381,669)   2,664,190   (1,754,496)  (104,765)    50,644
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,911,765   2,293,434   37,837,984   39,592,480    274,958    224,314
                                          ----------  ----------  -----------  -----------  ---------   --------
NET ASSETS AT END OF PERIOD.............. $2,066,393  $1,911,765  $40,502,174  $37,837,984  $ 170,193   $274,958
                                          ==========  ==========  ===========  ===========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,981     211,895    3,061,563    3,737,426     21,690     19,198
       Units issued......................     10,257       3,814       73,231       49,092        310      4,735
       Units redeemed....................    (34,343)    (56,728)    (571,801)    (724,955)    (8,364)    (2,243)
                                          ----------  ----------  -----------  -----------  ---------   --------
    Units outstanding at end of period...    134,895     158,981    2,562,993    3,061,563     13,636     21,690
                                          ==========  ==========  ===========  ===========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ------------------------  -----------------------
                                                 INVESCO V.I.              INVESCO V.I.            INVESCO V.I.
                                           EQUITY AND INCOME II (T)    GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II
                                          -------------------------  ------------------------  -----------------------
                                              2013         2012          2013         2012        2013         2012
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (91,997) $     24,599  $   (12,303) $   125,054  $   4,601    $   5,567
Net realized gains (losses)..............   2,433,927       943,357       47,017     (491,434)    (1,029)       2,709
Change in unrealized gains (losses)......   5,959,091     3,563,631    3,706,380    2,620,217    (19,732)      (5,412)
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 operations..............................   8,301,021     4,531,587    3,741,094    2,253,837    (16,160)       2,864
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,921        40,075        3,538        3,356         --        2,500
Benefit payments.........................  (1,475,542)   (1,573,809)    (444,502)    (418,660)        --       (3,279)
Payments on termination..................  (7,747,954)   (7,909,774)  (2,291,394)  (2,091,403)  (126,665)    (115,268)
Contract Maintenance Charge..............     (92,437)     (114,229)     (32,951)     (40,115)        --           --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (598,184)   (2,098,244)    (653,193)    (467,421)   (13,669)       9,096
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (9,873,196)  (11,655,981)  (3,418,502)  (3,014,243)  (140,334)    (106,951)
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,572,175)   (7,124,394)     322,592     (760,406)  (156,494)    (104,087)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,002,844    47,127,238   20,366,718   21,127,124    459,659      563,746
                                          -----------  ------------  -----------  -----------   ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $38,430,669  $ 40,002,844  $20,689,310  $20,366,718  $ 303,165    $ 459,659
                                          ===========  ============  ===========  ===========   =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,673,533     3,477,573    1,723,693    1,996,012     34,033       42,041
       Units issued......................     118,624       147,361       24,146       42,803         69        1,059
       Units redeemed....................    (690,787)     (951,401)    (287,680)    (315,122)   (10,476)      (9,067)
                                          -----------  ------------  -----------  -----------   ---------   ---------
    Units outstanding at end of
     period..............................   2,101,370     2,673,533    1,460,159    1,723,693     23,626       34,033
                                          ===========  ============  ===========  ===========   =========   =========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT       INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          --------------------------  ---------------------  ---------------------------
                                                 INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                           GROWTH AND INCOME II (U)     HIGH YIELD II (V)    HIGH YIELD SECURITIES II (V)
                                          --------------------------  ---------------------  ---------------------------
                                              2013          2012        2013 (M)     2012      2013 (N)         2012
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (280,886) $   (263,732) $   397,038  $ 12,832  $    858,936   $   560,414
Net realized gains (losses)..............    5,283,886     1,372,827      (31,744)    3,728      (156,579)       41,090
Change in unrealized gains (losses)......   12,087,948     6,820,475     (219,606)   41,418      (373,766)    1,109,787
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 operations..............................   17,090,948     7,929,570      145,688    57,978       328,591     1,711,291
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       82,820        54,846        7,503        --           182         6,193
Benefit payments.........................   (1,882,560)   (1,206,086)    (241,384)       --      (137,208)     (396,363)
Payments on termination..................  (11,789,609)  (10,134,057)    (804,178)  (76,328)     (292,900)   (1,712,334)
Contract Maintenance Charge..............     (222,920)     (260,830)     (16,202)       --        (6,469)      (26,561)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,184,468)   (3,070,898)  11,093,573    11,692   (10,799,759)       34,253
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,996,737)  (14,617,025)  10,039,312   (64,636)  (11,236,154)   (2,094,812)
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (905,789)   (6,687,455)  10,185,000    (6,658)  (10,907,563)     (383,521)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   61,202,055    67,889,510      389,301   395,959    10,907,563    11,291,084
                                          ------------  ------------  -----------  --------  ------------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 60,296,266  $ 61,202,055  $10,574,301  $389,301  $         --   $10,907,563
                                          ============  ============  ===========  ========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,506,132     4,372,109       19,960    23,316       945,570     1,128,731
       Units issued......................       82,492       122,700      961,934       642        25,333        67,088
       Units redeemed....................     (960,885)     (988,677)    (120,657)   (3,998)     (970,903)     (250,249)
                                          ------------  ------------  -----------  --------  ------------   -----------
    Units outstanding at end of
     period..............................    2,627,739     3,506,132      861,237    19,960            --       945,570
                                          ============  ============  ===========  ========  ============   ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                            INVESCO INVESTMENT      INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                          INTERNATIONAL GROWTH II MID CAP CORE EQUITY II    MID CAP GROWTH II (W)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,784) $  (14,812) $  (27,485) $  (44,788) $  (150,143) $  (171,899)
Net realized gains (losses)..............    124,017      19,169     281,797      75,761      394,886      385,519
Change in unrealized gains (losses)......    589,264     564,473     276,142     216,142    2,755,865      730,694
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    689,497     568,830     530,454     247,115    3,000,608      944,314
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         81       1,986          15       2,590       33,620       31,207
Benefit payments.........................    (10,030)   (123,484)    (67,463)   (199,930)    (165,138)    (423,759)
Payments on termination..................   (569,765)   (498,721)   (598,591)   (642,728)  (1,592,058)  (1,777,613)
Contract Maintenance Charge..............    (13,169)    (15,170)     (4,201)     (6,776)     (26,030)     (30,210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (79,668)     11,247     (41,172)    (80,116)    (102,997)     281,618
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (672,551)   (624,142)   (711,412)   (926,960)  (1,852,603)  (1,918,757)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     16,946     (55,312)   (180,958)   (679,845)   1,148,005     (974,443)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,373,438   4,428,750   2,270,134   2,949,979    9,437,627   10,412,070
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,390,384  $4,373,438  $2,089,176  $2,270,134  $10,585,632  $ 9,437,627
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    442,241     506,854     165,157     231,695      615,481      742,270
       Units issued......................     25,817      11,237         239       9,451       72,170      107,931
       Units redeemed....................    (83,874)    (75,850)    (45,995)    (75,989)    (170,154)    (234,720)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    384,184     442,241     119,401     165,157      517,497      615,481
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                  INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                 SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------  --------------------------  -------------------
                                                     INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                   MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                                 -------------------  --------------------------  -------------------
                                                   2013       2012        2013          2012        2013       2012
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $(11,281) $ (12,780) $      3,114  $     17,056  $   (322)  $  (463)
Net realized gains (losses).....................       --         --     4,775,867     2,726,287     5,361     1,011
Change in unrealized gains (losses).............       --         --    10,896,423     5,237,443    (1,264)    1,892
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from
 operations.....................................  (11,281)   (12,780)   15,675,404     7,980,786     3,775     2,440
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --      1,500        28,430        10,557        --        --
Benefit payments................................       --       (335)   (1,492,030)   (1,591,889)       --      (428)
Payments on termination.........................  (51,157)  (203,509)   (8,054,041)   (7,638,672)  (17,765)   (2,826)
Contract Maintenance Charge.....................       --         --      (131,817)     (161,121)       --        --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   59,424        (33)   (3,320,603)     (746,231)      303     6,476
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from contract
 transactions...................................    8,267   (202,377)  (12,970,061)  (10,127,356)  (17,462)    3,222
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (3,014)  (215,157)    2,705,343    (2,146,570)  (13,687)    5,662
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  745,453    960,610    59,511,629    61,658,199    30,533    24,871
                                                 --------  ---------  ------------  ------------  --------   -------
NET ASSETS AT END OF PERIOD..................... $742,439  $ 745,453  $ 62,216,972  $ 59,511,629  $ 16,846   $30,533
                                                 ========  =========  ============  ============  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   76,500     96,983     5,011,891     5,841,712     2,364     2,098
       Units issued.............................    7,536      1,045       256,493       440,154        24       575
       Units redeemed...........................   (6,530)   (21,528)   (1,126,731)   (1,269,975)   (1,330)     (309)
                                                 --------  ---------  ------------  ------------  --------   -------
    Units outstanding at end of period..........   77,506     76,500     4,141,653     5,011,891     1,058     2,364
                                                 ========  =========  ============  ============  ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                  INVESCO INVESTMENT     INVESCO INVESTMENT       JANUS ASPEN
                                                 SERVICES (SERIES II)   SERVICES (SERIES II)         SERIES
                                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------  ------------------------  ---------------
                                                     INVESCO V.I.        INVESCO V.I. VALUE
                                                     UTILITIES II       OPPORTUNITIES II (X)    FORTY PORTFOLIO
                                                 -------------------  ------------------------  ---------------
                                                   2013       2012        2013         2012       2013    2012
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  1,691  $   1,910  $   (32,261) $   (32,634) $   (70) $  (61)
Net realized gains (losses).....................    5,636     14,163      107,784     (237,731)     107     112
Change in unrealized gains (losses).............    9,239     (7,307)   1,538,631    1,193,669    2,326   1,442
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from
 operations.....................................   16,566      8,766    1,614,154      923,304    2,363   1,493
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       30        180           54        3,227       --      --
Benefit payments................................       --       (437)    (275,773)    (206,594)      --      --
Payments on termination.........................  (24,476)  (183,689)    (798,048)    (932,114)      --      --
Contract Maintenance Charge.....................       --         --      (20,815)     (24,432)      (6)     (6)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (20,276)    13,578     (465,676)    (225,286)     (43)   (135)
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (44,722)  (170,368)  (1,560,258)  (1,385,199)     (49)   (141)
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...............  (28,156)  (161,602)      53,896     (461,895)   2,314   1,352
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  196,927    358,529    5,849,219    6,311,114    8,066   6,714
                                                 --------  ---------  -----------  -----------  -------  ------
NET ASSETS AT END OF PERIOD..................... $168,771  $ 196,927  $ 5,903,115  $ 5,849,219  $10,380  $8,066
                                                 ========  =========  ===========  ===========  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,589     19,417      474,808      590,928      468     476
       Units issued.............................       64        764        9,733       15,802        1      --
       Units redeemed...........................   (2,310)    (9,592)    (115,631)    (131,922)      (3)     (8)
                                                 --------  ---------  -----------  -----------  -------  ------
    Units outstanding at end of period..........    8,343     10,589      368,910      474,808      466     468
                                                 ========  =========  ===========  ===========  =======  ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------------
                                                                                                  LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON             PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME PORTFOLIOS I, INC.
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -----------------------  -----------------
                                                                       CLEARBRIDGE VARIABLE       CLEARBRIDGE
                                                      EMERGING         FUNDAMENTAL ALL CAP      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    VALUE PORTFOLIO I (Y)    VALUE PORTFOLIO I (Z)
                                                     ----------------  -----------------------  -----------------
                                                     2013     2012      2013         2012        2013         2012
                                                     ----     ----       ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  2     $  2     $   (1)      $    1      $    3       $   10
Net realized gains (losses).........................    8       11        108           (8)         90           21
Change in unrealized gains (losses).................  (30)      94        260          154         334          162
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from operations...  (20)     107        367          147         427          193
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   --       --         --           --          --           --
Benefit payments....................................   --       --         --           --          --           --
Payments on termination.............................   --       --         --           --          --           --
Contract Maintenance Charge.........................   (1)      (1)        (2)          (2)         (2)          (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  104        8        (16)         (47)         18          (98)
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from contract
 transactions.......................................  103        7        (18)         (49)         16         (101)
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS...................   83      114        349           98         443           92
NET ASSETS AT BEGINNING OF PERIOD...................  637      523      1,216        1,118       1,407        1,315
                                                      ----     ----      ------       ------     ------      ------
NET ASSETS AT END OF PERIOD......................... $720     $637     $1,565       $1,216      $1,850       $1,407
                                                      ====     ====      ======       ======     ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12       12        134          139         103          111
       Units issued.................................    2       --         --           --           1           --
       Units redeemed...............................   --       --         (2)          (5)         --           (8)
                                                      ----     ----      ------       ------     ------      ------
    Units outstanding at end of period..............   14       12        132          134         104          103
                                                      ====     ====      ======       ======     ======      ======

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                        LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                            BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   758,340  $ 1,081,798  $   (96,862) $   (86,073) $  (179,887) $  (121,830)
Net realized gains (losses)...........   1,084,263      899,028    1,396,681      428,979      546,153     (525,426)
Change in unrealized gains
 (losses).............................    (216,602)   1,046,954      702,666      336,200    4,507,437    2,461,964
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,626,001    3,027,780    2,002,485      679,106    4,873,703    1,814,708
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      59,200       45,079        9,640      119,912        1,967       10,306
Benefit payments......................    (742,214)    (790,973)    (177,016)    (342,585)    (628,894)    (359,748)
Payments on termination...............  (5,614,269)  (5,597,840)  (1,528,836)  (1,492,962)  (3,643,455)  (2,507,000)
Contract Maintenance Charge...........     (93,480)    (112,655)     (20,872)     (26,009)     (66,857)     (76,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     702,063      802,065     (488,730)    (374,412)    (500,673)    (881,237)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (5,688,700)  (5,654,324)  (2,205,814)  (2,116,056)  (4,837,912)  (3,814,066)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,062,699)  (2,626,544)    (203,329)  (1,436,950)      35,791   (1,999,358)
NET ASSETS AT BEGINNING
 OF PERIOD............................  27,856,930   30,483,474    6,793,287    8,230,237   16,481,349   18,480,707
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $23,794,231  $27,856,930  $ 6,589,958  $ 6,793,287  $16,517,140  $16,481,349
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
       Units issued...................     165,777      244,005        4,532       43,176       89,396       75,829
       Units redeemed.................    (515,608)    (620,953)    (135,013)    (195,025)    (455,448)    (421,865)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,422,085    1,771,916      348,026      478,507    1,100,846    1,466,898
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND    INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                            GROWTH OPPORTUNITIES          MID-CAP STOCK            MFS GROWTH
                                          ------------------------  ------------------------  -------------------
                                              2013         2012         2013         2012       2013       2012
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,779) $  (167,745) $  (235,898) $  (208,210) $ (8,086) $  (9,283)
Net realized gains (losses)..............   1,842,251      443,946      697,592     (591,524)   19,898     14,218
Change in unrealized gains (losses)......   1,318,904    1,031,287    4,315,981    3,369,879   198,234     95,794
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 operations..............................   3,001,376    1,307,488    4,777,675    2,570,145   210,046    100,729
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,977      146,531       38,728       95,391        --         --
Benefit payments.........................    (314,764)    (351,039)    (448,288)    (469,872)   (7,285)   (25,366)
Payments on termination..................  (1,766,257)  (1,436,892)  (3,580,509)  (3,653,643)  (33,805)   (98,692)
Contract Maintenance Charge..............     (37,923)     (43,086)     (64,232)     (76,869)     (575)      (640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (677,454)    (484,277)  (1,880,022)  (1,256,938)   (5,862)   (38,404)
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,784,421)  (2,168,763)  (5,934,323)  (5,361,931)  (47,527)  (163,102)
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     216,955     (861,275)  (1,156,648)  (2,791,786)  162,519    (62,373)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,823,208   10,684,483   19,205,308   21,997,094   622,406    684,779
                                          -----------  -----------  -----------  -----------  --------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,040,163  $ 9,823,208  $18,048,660  $19,205,308  $784,925  $ 622,406
                                          ===========  ===========  ===========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,880      787,315    1,516,479    1,956,249    53,406     71,486
       Units issued......................      14,959       63,983       36,036       78,743        69         20
       Units redeemed....................    (170,601)    (206,418)    (440,733)    (518,513)   (3,887)   (18,100)
                                          -----------  -----------  -----------  -----------  --------  ---------
    Units outstanding at end of
     period..............................     489,238      644,880    1,111,782    1,516,479    49,588     53,406
                                          ===========  ===========  ===========  ===========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE         MFS VARIABLE          MFS VARIABLE
                                                    INSURANCE TRUST      INSURANCE TRUST      INSURANCE TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------- ---------------------
                                                 MFS HIGH INCOME (AA)  MFS HIGH YIELD (AA)  MFS INVESTORS TRUST
                                                 --------------------  ------------------- ---------------------
                                                 2013 (AB)     2012         2013 (AC)         2013        2012
                                                 ---------  ---------  ------------------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  41,273  $  21,298       $  6,422       $   (2,671) $  (4,621)
Net realized gains (losses).....................   (36,457)      (825)           (96)          33,704     37,755
Change in unrealized gains (losses).............     1,026     25,475          4,792          248,207    129,446
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from
 operations.....................................     5,842     45,948         11,118          279,240    162,580
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       588        292            200            2,495     10,099
Benefit payments................................      (213)        --             --          (23,308)   (20,874)
Payments on termination.........................   (22,731)  (102,324)       (17,508)         (51,961)  (143,646)
Contract Maintenance Charge.....................      (132)      (249)           (78)            (783)      (882)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (326,602)     2,121        324,958           (7,810)   (17,383)
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (349,090)  (100,160)       307,572          (81,367)  (172,686)
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS...............  (343,248)   (54,212)       318,690          197,873    (10,106)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   343,248    397,460             --          960,380    970,486
                                                 ---------  ---------       --------       ----------  ---------
NET ASSETS AT END OF PERIOD..................... $      --  $ 343,248       $318,690       $1,158,253  $ 960,380
                                                 =========  =========       ========       ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    19,375     25,461             --           82,709     98,085
       Units issued.............................       166        330         18,467              876      1,372
       Units redeemed...........................   (19,541)    (6,416)        (1,395)          (6,839)   (16,748)
                                                 ---------  ---------       --------       ----------  ---------
    Units outstanding at end of period..........        --     19,375         17,072           76,746     82,709
                                                 =========  =========       ========       ==========  =========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ------------------------------------------------------------------
                                                      MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                     INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------  --------------------
                                                    MFS NEW DISCOVERY        MFS RESEARCH       MFS RESEARCH BOND
                                                 ----------------------  -------------------  --------------------
                                                    2013        2012       2013       2012      2013       2012
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (21,634) $  (21,417) $ (7,144) $  (4,071) $ (1,061) $   14,170
Net realized gains (losses).....................     94,917     182,321    13,452     15,733    13,781      33,116
Change in unrealized gains (losses).............    483,130     138,117   155,603     72,389   (33,717)     11,977
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from
 operations.....................................    556,413     299,021   161,911     84,051   (20,997)     59,263
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     19,405      17,833        --         --     2,157      18,460
Benefit payments................................       (276)         --      (654)   (20,323)   (2,038)     (1,847)
Payments on termination.........................   (201,041)   (225,385)  (11,539)   (52,727)  (61,844)   (172,451)
Contract Maintenance Charge.....................     (1,422)     (1,531)     (260)      (279)     (793)       (900)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (151,231)    (90,145)  (19,913)   (31,446)   15,563      (1,849)
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (334,565)   (299,228)  (32,366)  (104,775)  (46,955)   (158,587)
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    221,848        (207)  129,545    (20,724)  (67,952)    (99,324)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,575,907   1,576,114   547,535    568,259   928,909   1,028,233
                                                 ----------  ----------  --------  ---------  --------  ----------
NET ASSETS AT END OF PERIOD..................... $1,797,755  $1,575,907  $677,080  $ 547,535  $860,957  $  928,909
                                                 ==========  ==========  ========  =========  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     76,003      90,760    50,564     60,852    47,973      56,275
       Units issued.............................      2,404       1,615        16         11     2,220       3,156
       Units redeemed...........................    (15,992)    (16,372)   (2,470)   (10,299)   (4,679)    (11,458)
                                                 ----------  ----------  --------  ---------  --------  ----------
    Units outstanding at end of period..........     62,415      76,003    48,110     50,564    45,514      47,973
                                                 ==========  ==========  ========  =========  ========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                        TRUST           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                                            MFS GROWTH         MFS INVESTORS TRUST
                                                    MFS UTILITIES         (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2013        2012       2013        2012       2013        2012
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,382    $ 12,674   $ (1,669)   $ (1,882)  $   (768)   $ (1,085)
Net realized gains (losses).....................   20,725       9,224      9,056      18,512      6,140      12,326
Change in unrealized gains (losses).............   19,435       6,209     26,398       2,065     28,710      10,431
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations.....................................   42,542      28,107     33,785      18,695     34,082      21,672
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       --          --         --          --         --          --
Benefit payments................................  (20,085)         --     (3,418)    (18,203)    (3,749)     (2,941)
Payments on termination.........................  (39,034)    (48,029)   (12,300)    (32,744)    (8,960)    (46,480)
Contract Maintenance Charge.....................      (60)        (91)       (52)        (58)      (120)       (134)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)      4,325        603      (1,180)      (841)       (684)
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (59,180)    (43,795)   (15,167)    (52,185)   (13,670)    (50,239)
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (16,638)    (15,688)    18,618     (33,490)    20,412     (28,567)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  239,779     255,467    105,646     139,136    119,647     148,214
                                                  --------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD..................... $223,141    $239,779   $124,264    $105,646   $140,059    $119,647
                                                  ========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,005      11,928      9,802      14,862     10,419      15,097
       Units issued.............................       --         193         85          17         --          14
       Units redeemed...........................   (2,167)     (2,116)    (1,308)     (5,077)    (1,026)     (4,692)
                                                  --------   --------    --------   --------    --------   --------
    Units outstanding at end of period..........    7,838      10,005      8,579       9,802      9,393      10,419
                                                  ========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2013        2012       2013        2012        2013        2012
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,371)  $  (2,006)  $   (750)   $   (813)  $    7,267  $   62,145
Net realized gains (losses).....................    9,230      21,436      6,266      20,848       60,127      20,054
Change in unrealized gains (losses).............   43,155       4,297     11,295      (5,345)     169,140      56,854
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   50,014      23,727     16,811      14,690      236,534     139,053
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................   (1,965)     (1,456)        --     (12,594)          --          --
Payments on termination.........................  (20,774)   (123,883)    (9,880)    (42,680)    (111,702)   (108,069)
Contract Maintenance Charge.....................      (86)        (79)       (23)        (40)        (117)       (141)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    4,444       6,812     (2,790)        (23)      (2,463)     11,122
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (18,361)   (118,586)   (12,693)    (55,337)    (114,282)    (97,088)
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   31,653     (94,859)     4,118     (40,647)     122,252      41,965
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  133,170     228,029     62,864     103,511    1,354,836   1,312,871
                                                 --------   ---------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $164,823   $ 133,170   $ 66,982    $ 62,864   $1,477,088  $1,354,836
                                                 ========   =========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,543      19,381      5,432      10,341       60,073      64,244
       Units issued.............................      908         681        203           2           --         697
       Units redeemed...........................   (1,967)    (10,519)    (1,199)     (4,911)      (4,310)     (4,868)
                                                 --------   ---------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    8,484       9,543      4,436       5,432       55,763      60,073
                                                 ========   =========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    ------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                      AGGRESSIVE EQUITY (AD)        EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    (50,068) $  (171,009) $   574,423  $   515,747  $   664,190  $   541,144
Net realized gains (losses)........    3,328,582    1,490,993      196,378   (1,028,650)   2,459,002    1,446,413
Change in unrealized gains
 (losses)..........................   (2,632,387)    (199,836)   7,900,861    6,303,971    5,021,074    6,459,828
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      646,127    1,120,148    8,671,662    5,791,068    8,144,266    8,447,385
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,200          300       58,152       47,636       75,748       19,097
Benefit payments...................     (110,877)    (439,731)  (1,671,943)  (1,347,497)  (1,936,134)  (3,105,156)
Payments on termination............     (342,428)  (1,052,721)  (3,264,128)  (3,598,513)  (4,265,061)  (5,267,300)
Contract Maintenance Charge........       (2,498)      (8,004)     (19,247)     (21,877)     (23,401)     (26,146)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................  (10,597,224)    (401,214)    (727,232)  (1,675,907)  (1,736,825)    (698,286)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,051,827)  (1,901,370)  (5,624,398)  (6,596,158)  (7,885,673)  (9,077,791)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (10,405,700)    (781,222)   3,047,264     (805,090)     258,593     (630,406)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   10,405,700   11,186,922   36,933,095   37,738,185   53,561,444   54,191,850
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $10,405,700  $39,980,359  $36,933,095  $53,820,037  $53,561,444
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      653,269      774,338    1,269,824    1,533,802    1,661,125    1,962,535
       Units issued................       10,696       25,401       36,538       44,479       44,978       61,439
       Units redeemed..............     (663,965)    (146,470)    (224,544)    (308,457)    (282,736)    (362,849)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      653,269    1,081,818    1,269,824    1,423,367    1,661,125
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                            INCOME PLUS             LIMITED DURATION            MONEY MARKET
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  2,570,539  $  3,495,023  $    98,959  $   162,253  $  (506,395) $  (610,298)
Net realized gains (losses)........    1,205,305     1,555,412     (265,394)    (438,098)          --           --
Change in unrealized gains
 (losses)..........................   (4,111,447)    4,653,431       69,799      479,712           --           --
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     (335,603)    9,703,866      (96,636)     203,867     (506,395)    (610,298)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       34,993        47,709           --       10,140       30,212      119,605
Benefit payments...................   (3,731,317)   (4,142,911)    (397,297)    (644,419)  (3,260,649)  (2,441,432)
Payments on termination............   (6,318,395)   (9,195,137)    (724,082)    (938,602)  (8,423,522)  (9,419,245)
Contract Maintenance Charge........      (28,726)      (34,215)      (4,771)      (5,924)     (24,555)     (29,804)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (1,353,488)      (90,896)      41,668     (622,818)   4,445,192    4,131,824
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,396,933)  (13,415,450)  (1,084,482)  (2,201,623)  (7,233,322)  (7,639,052)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,732,536)   (3,711,584)  (1,181,118)  (1,997,756)  (7,739,717)  (8,249,350)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   79,590,575    83,302,159    9,738,801   11,736,557   39,126,822   47,376,172
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 67,858,039  $ 79,590,575  $ 8,557,683  $ 9,738,801  $31,387,105  $39,126,822
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    2,474,817     2,909,882      901,314    1,106,063    2,779,224    3,310,666
       Units issued................       74,339       156,358       41,002       38,131      873,439      950,580
       Units redeemed..............     (439,183)     (591,423)    (141,761)    (242,880)  (1,386,599)  (1,482,022)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    2,109,973     2,474,817      800,555      901,314    2,266,064    2,779,224
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ----------------------------------------------------------------------------------
                                                                                             MORGAN STANLEY VARIABLE
                                      MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE       INVESTMENT SERIES
                                         INVESTMENT SERIES           INVESTMENT SERIES           (CLASS Y SHARES)
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  --------------------------  -------------------------
                                                                                                AGGRESSIVE EQUITY
                                       MULTI CAP GROWTH (AD)          STRATEGIST (AE)         (CLASS Y SHARES) (AF)
                                    --------------------------  --------------------------  -------------------------
                                        2013          2012        2013 (N)        2012        2013 (N)        2012
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,734,925) $ (2,318,517) $  1,977,284  $    504,482  $    (81,146) $  (259,449)
Net realized gains (losses)........   13,177,234    10,111,015   (21,249,119)   (3,938,586)    4,889,419    1,893,065
Change in unrealized gains
 (losses)..........................   61,531,007     9,800,840    24,527,813     8,119,424    (3,935,575)    (201,941)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   72,973,316    17,593,338     5,255,978     4,685,320       872,698    1,431,675
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      194,908       356,430           400       268,941         1,238        1,375
Benefit payments...................   (7,405,917)   (6,629,792)   (1,414,605)   (5,298,822)      (96,335)    (286,785)
Payments on termination............  (17,179,516)  (15,021,745)   (1,881,731)   (7,603,342)     (470,216)  (1,202,029)
Contract Maintenance
 Charge............................      (84,051)      (90,991)      (12,118)      (42,067)       (1,739)     (14,953)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    6,826,326    (3,930,483)  (82,481,030)   (1,953,923)  (14,736,455)    (303,475)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (17,648,250)  (25,316,581)  (85,789,084)  (14,629,213)  (15,303,507)  (1,805,867)
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   55,325,066    (7,723,243)  (80,533,106)   (9,943,893)  (14,430,809)    (374,192)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  155,908,872   163,632,115    80,533,106    90,476,999    14,430,809   14,805,001
                                    ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $211,233,938  $155,908,872  $         --  $ 80,533,106  $         --  $14,430,809
                                    ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,470,658     4,049,176     2,968,894     3,492,890     1,145,496    1,292,768
       Units issued................      309,543        71,545        25,776        65,270        17,703       41,783
       Units redeemed..............     (680,077)     (650,063)   (2,994,670)     (589,266)   (1,163,199)    (189,055)
                                    ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................    3,100,124     3,470,658            --     2,968,894            --    1,145,496
                                    ============  ============  ============  ============  ============  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE           INCOME PLUS
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   108,656  $    83,458  $    93,461  $    68,727  $  2,596,604  $  3,821,405
Net realized gains (losses)........     136,681     (250,391)     683,985      467,544     1,641,059     1,913,682
Change in unrealized gains
 (losses)..........................   2,272,586    1,860,884    1,258,973    1,629,022    (5,079,322)    5,557,524
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   2,517,923    1,693,951    2,036,419    2,165,293      (841,659)   11,292,611
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       9,430       14,738        3,825        2,086        28,033        36,739
Benefit payments...................    (218,464)    (190,568)    (450,956)    (539,012)   (3,650,997)   (2,972,624)
Payments on termination............  (1,907,518)  (1,102,916)  (1,512,095)  (1,528,371)  (10,772,898)  (13,896,913)
Contract Maintenance
 Charge............................     (16,925)     (20,609)     (11,636)     (13,049)     (180,806)     (237,050)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (328,061)    (335,667)     (19,770)      (8,385)      712,069       805,157
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,461,538)  (1,635,022)  (1,990,632)  (2,086,731)  (13,864,599)  (16,264,691)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................      56,385       58,929       45,787       78,562   (14,706,258)   (4,972,080)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  11,348,620   11,289,691   14,219,957   14,141,395    95,434,799   100,406,879
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $11,405,005  $11,348,620  $14,265,744  $14,219,957  $ 80,728,541  $ 95,434,799
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,041,095    1,204,342    1,038,353    1,189,807     5,729,091     6,774,885
       Units issued................      19,145       20,111       37,743       58,712       344,315       384,374
       Units redeemed..............    (208,548)    (183,358)    (167,498)    (210,166)   (1,183,805)   (1,430,168)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     851,692    1,041,095      908,598    1,038,353     4,889,601     5,729,091
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                        LIMITED DURATION             MONEY MARKET             MULTI CAP GROWTH
                                        (CLASS Y SHARES)           (CLASS Y SHARES)         (CLASS Y SHARES) (AF)
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   195,111  $   414,108  $   (716,837) $   (839,112) $  (839,517) $  (819,126)
Net realized gains (losses)........  (1,374,014)  (1,512,882)           --            --    6,488,929    4,883,891
Change in unrealized gains
 (losses)..........................     608,507    1,640,600            --             1   17,749,439      800,014
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (570,396)     541,826      (716,837)     (839,111)  23,398,851    4,864,779
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      54,726       47,056         8,257        56,742       27,983       13,839
Benefit payments...................  (1,538,179)  (1,513,930)   (2,229,387)   (1,557,236)  (1,327,365)    (679,017)
Payments on termination............  (3,230,182)  (4,370,462)  (16,751,712)  (10,370,699)  (8,637,316)  (6,946,694)
Contract Maintenance Charge........     (62,133)     (79,381)     (131,418)     (152,096)     (96,569)     (96,105)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (156,800)     176,751    10,595,202     5,846,594   11,739,741     (934,564)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (4,932,568)  (5,739,966)   (8,509,058)   (6,176,695)   1,706,474   (8,642,541)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,502,964)  (5,198,140)   (9,225,895)   (7,015,806)  25,105,325   (3,777,762)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  37,442,533   42,640,673    46,745,325    53,761,131   43,808,446   47,586,208
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $31,939,569  $37,442,533  $ 37,519,430  $ 46,745,325  $68,913,771  $43,808,446
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   3,926,202    4,529,489     4,715,597     5,321,844    3,313,317    3,953,985
       Units issued................     236,165      264,065     1,952,327     1,459,802    1,159,387      122,824
       Units redeemed..............    (747,217)    (867,352)   (2,819,263)   (2,066,049)    (829,353)    (763,492)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................   3,415,150    3,926,202     3,848,661     4,715,597    3,643,351    3,313,317
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         ------------------------------------------------------------------
                                          MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES      NEUBERGER BERMAN     NEUBERGER BERMAN
                                              (CLASS Y SHARES)      ADVISORS MANAGEMENT ADVISORS MANAGEMENT
                                                SUB-ACCOUNT         TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT
                                         -------------------------  ------------------  -----------------
                                                                           AMT                 AMT
                                                 STRATEGIST             LARGE CAP            MID-CAP
                                           (CLASS Y SHARES) (AG)          VALUE               GROWTH
                                         -------------------------  ------------------  -----------------
                                           2013 (N)        2012       2013      2012      2013      2012
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $    656,759  $   (46,447) $   (89)  $  (208)  $  (338)  $   (734)
Net realized gains (losses).............   (8,114,804)  (1,699,740)     (82)     (242)       74      1,682
Change in unrealized gains (losses).....    9,582,251    3,519,896    5,628     2,905     5,706      1,956
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 operations.............................    2,124,206    1,773,709    5,457     2,455     5,442      2,904
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................        7,481       25,081       --        --        --         --
Benefit payments........................   (1,001,589)    (978,717)      --        --        --         --
Payments on termination.................     (852,450)  (3,460,488)    (325)     (321)       --         --
Contract Maintenance Charge.............      (10,295)     (64,066)     (16)      (16)       --         --
Transfers among the sub-accounts and
 with the Fixed Account--net............  (34,273,090)  (2,166,259)      --        --        (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 contract transactions..................  (36,129,943)  (6,644,449)    (341)     (337)       (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS.......  (34,005,737)  (4,870,740)   5,116     2,118     5,441    (26,552)
NET ASSETS AT BEGINNING OF PERIOD.......   34,005,737   38,876,477   18,936    16,818    17,875     44,427
                                         ------------  -----------  -------   -------   -------   --------
NET ASSETS AT END OF PERIOD............. $         --  $34,005,737  $24,052   $18,936   $23,316   $ 17,875
                                         ============  ===========  =======   =======   =======   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    2,775,760    3,317,733    1,393     1,420     1,743      3,339
      Units issued......................       17,438       62,676       --        --        --        356
      Units redeemed....................   (2,793,198)    (604,649)     (22)      (27)       --     (1,952)
                                         ------------  -----------  -------   -------   -------   --------
   Units outstanding at end of period...           --    2,775,760    1,371     1,393     1,743      1,743
                                         ============  ===========  =======   =======   =======   ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                           CAPITAL APPRECIATION     CAPITAL INCOME (AH)          CORE BOND
                                          ----------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,365) $  (23,912) $   13,464  $   (1,492) $   38,967  $   39,042
Net realized gains (losses)..............    186,451      89,879      (3,515)    (38,411)    (33,804)    (38,567)
Change in unrealized gains (losses)......    643,670     329,637     165,916     224,406     (19,913)     91,476
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    816,756     395,604     175,865     184,503     (14,750)     91,951
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     34,743      39,435          --      34,729       5,625       5,352
Benefit payments.........................    (45,758)    (26,885)    (96,197)    (82,278)     (1,398)    (10,213)
Payments on termination..................   (563,096)   (366,380)   (139,723)   (224,913)   (123,739)   (127,852)
Contract Maintenance Charge..............     (2,990)     (3,591)       (849)     (1,031)       (859)     (1,032)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (17,673)    (55,974)   (129,335)    (67,916)     (6,803)     19,025
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (594,774)   (413,395)   (366,104)   (341,409)   (127,174)   (114,720)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    221,982     (17,791)   (190,239)   (156,906)   (141,924)    (22,769)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,211,443   3,229,234   1,689,111   1,846,017   1,079,147   1,101,916
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,433,425  $3,211,443  $1,498,872  $1,689,111  $  937,223  $1,079,147
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    292,367     331,864     142,393     170,976      90,651     100,756
       Units issued......................      3,966      13,995         862       3,427       2,140       4,621
       Units redeemed....................    (53,301)    (53,492)    (30,865)    (32,010)    (13,000)    (14,726)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    243,032     292,367     112,390     142,393      79,791      90,651
                                          ==========  ==========  ==========  ==========  ==========  ==========

--------
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                               OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------  ----------------------  ----------------------
                                               OPPENHEIMER                                      OPPENHEIMER
                                                DISCOVERY               OPPENHEIMER               GLOBAL
                                           MID CAP GROWTH (AI)          GLOBAL (AJ)          STRATEGIC INCOME
                                           ---------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (8,413)  $  (8,870)  $      788  $   23,718  $   79,705  $  104,290
Net realized gains (losses)...............   37,639      35,957      204,664      48,872      38,163      91,652
Change in unrealized gains (losses).......  139,183      61,615      474,408     435,110    (152,941)     77,885
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  168,409      88,702      679,860     507,700     (35,073)    273,827
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --       25,775      25,033       2,032      16,034
Benefit payments..........................   (7,529)    (29,192)     (28,568)    (32,564)    (83,750)   (119,409)
Payments on termination...................  (88,348)   (101,775)    (614,352)   (280,964)   (242,097)   (236,457)
Contract Maintenance Charge...............     (248)       (306)      (2,506)     (2,812)       (981)       (916)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (596)    (12,217)      75,290     (41,866)      1,369      38,549
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (96,721)   (143,490)    (544,361)   (333,173)   (323,427)   (302,199)
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   71,688     (54,788)     135,499     174,527    (358,500)    (28,372)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  547,902     602,690    2,908,366   2,733,839   2,493,236   2,521,608
                                           --------   ---------   ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $619,590   $ 547,902   $3,043,865  $2,908,366  $2,134,736  $2,493,236
                                           ========   =========   ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   72,846      88,829      142,192     159,823     167,052     141,268
       Units issued.......................       30       2,949        8,243       4,890       4,337      62,542
       Units redeemed.....................   (9,234)    (18,932)     (32,964)    (22,521)    (22,875)    (36,758)
                                           --------   ---------   ----------  ----------  ----------  ----------
    Units outstanding at end of period....   63,642      72,846      117,471     142,192     148,514     167,052
                                           ========   =========   ==========  ==========  ==========  ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                                                                 OPPENHEIMER
                                                OPPENHEIMER             OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                                        OPPENHEIMER              OPPENHEIMER
                                                OPPENHEIMER             MAIN STREET                CAPITAL
                                                MAIN STREET           SMALL CAP (AK)          APPRECIATION (SS)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,368) $   (8,736) $   (5,251) $   (8,757) $  (249,013) $  (382,624)
Net realized gains (losses)..............     83,764     112,361     105,945      99,480    2,241,687    1,487,824
Change in unrealized gains (losses)......    335,125     153,390     333,264      93,989    4,994,090    2,673,395
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    413,521     257,015     433,958     184,712    6,986,764    3,778,595
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      15,790       2,800       5,078      112,385       38,316
Benefit payments.........................    (98,668)   (105,371)       (942)       (761)    (721,306)    (780,620)
Payments on termination..................   (131,185)   (538,834)   (190,145)   (238,539)  (5,137,867)  (4,946,460)
Contract Maintenance Charge..............     (1,005)     (1,136)     (1,870)     (1,928)    (108,476)    (131,838)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (28,949)    (12,605)    126,274     (49,190)  (1,602,177)  (1,376,087)
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (259,807)   (642,156)    (63,883)   (285,340)  (7,457,441)  (7,196,689)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    153,714    (385,141)    370,075    (100,628)    (470,677)  (3,418,094)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,493,126   1,878,267   1,122,882   1,223,510   29,197,755   32,615,849
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,646,840  $1,493,126  $1,492,957  $1,122,882  $28,727,078  $29,197,755
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    132,826     192,508      46,897      59,611    2,084,831    2,606,277
       Units issued......................        727       4,971       5,111       3,032       42,142      108,760
       Units redeemed....................    (20,846)    (64,653)     (7,001)    (15,746)    (514,442)    (630,206)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    112,707     132,826      45,007      46,897    1,612,531    2,084,831
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                              OPPENHEIMER                                         OPPENHEIMER
                                                CAPITAL                 OPPENHEIMER            DISCOVERY MID CAP
                                           INCOME (SS) (AL)           CORE BOND (SS)           GROWTH (SS) (AM)
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    61,441  $   (55,858) $   937,144  $ 1,015,413  $  (134,546) $  (144,513)
Net realized gains (losses)...........    (307,901)    (622,010)    (953,593)  (1,079,682)     718,328      372,825
Change in unrealized gains
 (losses).............................   1,535,951    2,020,576     (534,424)   2,553,171    1,783,403      976,537
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,289,491    1,342,708     (550,873)   2,488,902    2,367,185    1,204,849
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       3,865       18,043       75,490       54,209        6,833        9,575
Benefit payments......................    (559,852)    (291,966)  (1,105,459)    (744,776)    (212,069)    (209,694)
Payments on termination...............  (2,211,230)  (1,907,333)  (4,548,114)  (4,910,584)  (1,380,405)    (998,498)
Contract Maintenance Charge...........     (45,023)     (55,173)    (106,411)    (122,794)     (36,721)     (43,053)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (123,599)    (273,049)   1,889,584    2,354,314     (517,851)    (338,017)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,935,839)  (2,509,478)  (3,794,910)  (3,369,631)  (2,140,213)  (1,579,687)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,646,348)  (1,166,770)  (4,345,783)    (880,729)     226,972     (374,838)
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,768,665   13,935,435   29,826,486   30,707,215    8,181,368    8,556,206
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,122,317  $12,768,665  $25,480,703  $29,826,486  $ 8,408,340  $ 8,181,368
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     989,939    1,190,703    3,398,034    3,796,461      524,103      626,024
       Units issued...................      37,976       37,630      511,317      651,575       10,700       18,845
       Units redeemed.................    (249,768)    (238,394)    (945,889)  (1,050,002)    (130,994)    (120,766)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     778,147      989,939    2,963,462    3,398,034      403,809      524,103
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                        OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                  VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS
                                  (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                   OPPENHEIMER
                                        OPPENHEIMER             GLOBAL STRATEGIC               OPPENHEIMER
                                     GLOBAL (SS) (AN)              INCOME (SS)              MAIN STREET (SS)
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $   (65,784) $    50,170  $  2,107,469  $  2,896,168  $   (360,085) $   (495,478)
Net realized gains (losses).....     973,139      262,754     1,182,366     2,322,831     4,167,543     1,836,647
Change in unrealized gains
 (losses).......................   2,311,278    2,442,410    (4,595,134)    2,693,441     8,531,465     5,999,811
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   3,218,633    2,755,334    (1,305,299)    7,912,440    12,338,923     7,340,980
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      40,004      114,903       187,070        76,396        91,774        78,235
Benefit payments................    (630,329)    (382,018)   (1,817,537)   (1,746,309)   (1,222,070)     (827,433)
Payments on termination.........  (2,533,505)  (2,833,995)  (13,401,201)  (12,402,775)   (8,650,588)   (7,032,962)
Contract Maintenance
 Charge.........................     (42,965)     (49,911)     (261,173)     (281,130)     (178,243)     (207,094)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (833,494)  (1,165,082)    2,847,489    10,189,137    (4,244,619)   (2,216,774)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (4,000,289)  (4,316,103)  (12,445,352)   (4,164,681)  (14,203,746)  (10,206,028)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................    (781,656)  (1,560,769)  (13,750,651)    3,747,759    (1,864,823)   (2,865,048)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  14,797,609   16,358,378    77,553,712    73,805,953    48,809,906    51,674,954
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $14,015,953  $14,797,609  $ 63,803,061  $ 77,553,712  $ 46,945,083  $ 48,809,906
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........     666,356      876,022     4,256,612     4,507,154     3,053,875     3,708,185
       Units issued.............      16,418       45,692       384,128       874,349        66,708       155,244
       Units redeemed...........    (177,369)    (255,358)   (1,065,521)   (1,124,891)     (847,653)     (809,554)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     505,405      666,356     3,575,219     4,256,612     2,272,930     3,053,875
                                 ===========  ===========  ============  ============  ============  ============

--------
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------
                                                        OPPENHEIMER
                                                  VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE      PIMCO VARIABLE
                                                  (SERVICE SHARES ("SS"))  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------  ----------------
                                                        OPPENHEIMER
                                                        MAIN STREET         FOREIGN BOND
                                                    SMALL CAP (SS) (AO)    (US DOLLAR-HEDGED)   MONEY MARKET
                                                 ------------------------  ------------------ ----------------
                                                     2013         2012      2013      2012      2013     2012
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (193,449) $  (278,747) $    6    $   11   $  (288) $  (302)
Net realized gains (losses).....................   3,031,762    1,240,532     108        57        --       --
Change in unrealized gains (losses).............   4,080,369    2,329,484    (129)       66        --        1
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from
 operations.....................................   6,918,682    3,291,269     (15)      134      (288)    (301)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      23,165      184,833      --        --        --       --
Benefit payments................................    (559,770)    (512,202)     --        --        --       --
Payments on termination.........................  (4,011,570)  (3,123,198)     --        --      (627)    (644)
Contract Maintenance Charge.....................     (85,075)     (96,722)     (4)       (4)      (41)     (42)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,877,886)  (1,348,609)    307        (9)      157       84
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,511,136)  (4,895,898)    303       (13)     (511)    (602)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     407,546   (1,604,629)    288       121      (799)    (903)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  20,594,116   22,198,745   1,577     1,456    20,571   21,474
                                                 -----------  -----------   ------   ------   -------  -------
NET ASSETS AT END OF PERIOD..................... $21,001,662  $20,594,116  $1,865    $1,577   $19,772  $20,571
                                                 ===========  ===========   ======   ======   =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     913,051    1,139,381      98        99     2,035    2,094
       Units issued.............................      37,880       54,366      19        --        16        8
       Units redeemed...........................    (277,256)    (280,696)     --        (1)      (66)     (67)
                                                 -----------  -----------   ------   ------   -------  -------
    Units outstanding at end of period..........     673,675      913,051     117        98     1,985    2,035
                                                 ===========  ===========   ======   ======   =======  =======

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ----------------------------------------------------------------
                                                 PIMCO VARIABLE       PIMCO VARIABLE          PIMCO VARIABLE
                                                 INSURANCE TRUST     INSURANCE TRUST          INSURANCE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------  -----------------------  ----------------------
                                                                                                 PIMCO VIT
                                                                   PIMCO VIT COMMODITY           EMERGING
                                                   PIMCO TOTAL     REAL RETURN STRATEGY        MARKETS BOND
                                                     RETURN          (ADVISOR SHARES)        (ADVISOR SHARES)
                                                 --------------  -----------------------  ----------------------
                                                  2013    2012       2013        2012        2013        2012
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9  $   13  $     2,418  $   33,039  $   58,345  $   65,119
Net realized gains (losses).....................     15      28     (465,442)    (51,432)     23,427      60,442
Change in unrealized gains (losses).............    (71)     58     (181,668)    180,482    (258,884)    175,457
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (47)     99     (644,692)    162,089    (177,112)    301,018
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................     --      --        2,400       2,400          --          --
Benefit payments................................     --      --      (69,185)    (57,175)    (27,386)    (49,969)
Payments on termination.........................     --      --     (438,842)   (470,133)   (336,339)   (386,671)
Contract Maintenance Charge.....................     (5)     (6)     (17,061)    (24,267)     (8,002)    (10,443)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    255      46     (314,679)    (17,776)    (21,541)    176,973
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    250      40     (837,367)   (566,951)   (393,268)   (270,110)
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    203     139   (1,482,059)   (404,862)   (570,380)     30,908
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,362   1,223    4,285,652   4,690,514   2,020,339   1,989,431
                                                 ------  ------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,565  $1,362  $ 2,803,593  $4,285,652  $1,449,959  $2,020,339
                                                 ======  ======  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     79      77      421,439     476,770     126,633     144,289
       Units issued.............................     15       3       32,317      20,579      17,142      35,681
       Units redeemed...........................     --      (1)    (125,273)    (75,910)    (44,236)    (53,337)
                                                 ------  ------  -----------  ----------  ----------  ----------
    Units outstanding at end of period..........     94      79      328,483     421,439      99,539     126,633
                                                 ======  ======  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      PIMCO VARIABLE            PIMCO VARIABLE
                                                      INSURANCE TRUST           INSURANCE TRUST        PROFUNDS VP
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  --------------
                                                         PIMCO VIT                 PIMCO VIT
                                                        REAL RETURN              TOTAL RETURN            PROFUND
                                                     (ADVISOR SHARES)          (ADVISOR SHARES)       VP FINANCIALS
                                                 ------------------------  ------------------------  --------------
                                                     2013         2012         2013         2012      2013    2012
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (25,324) $   (56,415) $    93,743  $   209,605  $  (43) $  (46)
Net realized gains (losses).....................     108,684      673,547      411,113      885,231      55       1
Change in unrealized gains (losses).............    (845,489)     (73,717)  (1,302,005)     790,856     996     705
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................    (762,129)     543,415     (797,149)   1,885,692   1,008     660
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --           --        6,260        7,360      --      --
Benefit payments................................     (84,560)    (212,846)    (338,527)    (658,994)     --      --
Payments on termination.........................  (1,368,272)  (1,295,272)  (4,435,258)  (4,535,351)     --      --
Contract Maintenance Charge.....................     (28,702)     (36,655)     (81,120)    (108,474)     (2)     (2)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (840,590)   1,050,022      683,963      571,474    (310)    258
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (2,322,124)    (494,751)  (4,164,682)  (4,723,985)   (312)    256
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,084,253)      48,664   (4,961,831)  (2,838,293)    696     916
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,958,815    7,910,151   23,458,880   26,297,173   3,605   2,689
                                                 -----------  -----------  -----------  -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 4,874,562  $ 7,958,815  $18,497,049  $23,458,880  $4,301  $3,605
                                                 ===========  ===========  ===========  ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     546,449      581,170    1,582,517    1,911,971     529     485
       Units issued.............................      28,206      131,458      154,926      191,206      --      44
       Units redeemed...........................    (198,628)    (166,179)    (440,238)    (520,660)    (44)     --
                                                 -----------  -----------  -----------  -----------  ------  ------
    Units outstanding at end of period..........     376,027      546,449    1,297,205    1,582,517     485     529
                                                 ===========  ===========  ===========  ===========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                              ---------------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP      PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                              --------------  ---------------  -----------------
                                                                                  PROFUND          PROFUND
                                                                  PROFUND        VP MID-CAP          VP
                                                              VP HEALTH CARE       VALUE       TELECOMMUNICATIONS
                                                              --------------  ---------------  -----------------
                                                               2013    2012     2013    2012    2013      2012
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (48) $  (36) $   (64) $  (60) $   43    $   79
Net realized gains (losses)..................................     62      31    3,927      36     183         9
Change in unrealized gains (losses)..........................  1,244     480   (2,482)    628     128       363
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from operations............  1,258     475    1,381     604     354       451
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --      --      --        --
Benefit payments.............................................     --      --       --      --      --        --
Payments on termination......................................     --      --   (6,054)     --      --        --
Contract Maintenance Charge..................................     (2)     (2)     (10)     (9)     (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (168)   (292)       2      --    (180)      (93)
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from contract transactions.   (170)   (294)  (6,062)     (9)   (182)      (95)
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS............................  1,088     181   (4,681)    595     172       356
NET ASSETS AT BEGINNING OF PERIOD............................  3,474   3,293    4,681   4,086   3,489     3,133
                                                              ------  ------  -------  ------   ------   ------
NET ASSETS AT END OF PERIOD.................................. $4,562  $3,474  $    --  $4,681  $3,661    $3,489
                                                              ======  ======  =======  ======   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    278     305      435     436     345       356
       Units issued..........................................     --      --       --      --      --        --
       Units redeemed........................................    (13)    (27)    (435)     (1)    (17)      (11)
                                                              ------  ------  -------  ------   ------   ------
    Units outstanding at end of period.......................    265     278       --     435     328       345
                                                              ======  ======  =======  ======   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           --------------------------------------------------------------------
                                              PROFUNDS VP       PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------  ------------------------  ----------------------
                                                PROFUND              VT AMERICAN              VT CAPITAL
                                              VP UTILITIES        GOVERNMENT INCOME          OPPORTUNITIES
                                           -----------------  ------------------------  ----------------------
                                             2013     2012        2013         2012        2013        2012
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   193  $    123  $      (857) $   350,149  $  (40,400) $  (47,988)
Net realized gains (losses)...............      76     5,685     (958,556)   3,569,988     311,063     133,990
Change in unrealized gains (losses).......   1,849    (7,015)     464,570   (3,773,759)  1,035,483     475,775
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   2,118    (1,207)    (494,843)     146,378   1,306,146     561,777
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --        --       14,238       46,812       3,947       6,748
Benefit payments..........................      --        --     (983,451)  (1,658,404)    (33,712)    (72,037)
Payments on termination...................      --   (30,452)  (4,580,065)  (3,126,490)   (518,716)   (311,812)
Contract Maintenance Charge...............      (8)      (20)     (46,413)     (61,587)    (12,945)    (13,651)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      --        --     (295,635)    (652,920)     66,773    (475,200)
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      (8)  (30,472)  (5,891,326)  (5,452,589)   (494,653)   (865,952)
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,110   (31,679)  (6,386,169)  (5,306,211)    811,493    (304,175)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  18,201    49,880   26,869,916   32,176,127   4,443,325   4,747,500
                                           -------  --------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $20,311  $ 18,201  $20,483,747  $26,869,916  $5,254,818  $4,443,325
                                           =======  ========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,937     5,238    1,585,965    1,896,412     219,370     264,308
       Units issued.......................      --        --       82,331      118,533      32,152       7,762
       Units redeemed.....................      (1)   (3,301)    (426,935)    (428,980)    (55,207)    (52,700)
                                           -------  --------  -----------  -----------  ----------  ----------
    Units outstanding at end of period....   1,936     1,937    1,241,361    1,585,965     196,315     219,370
                                           =======  ========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    --------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  -------------------------
                                         VT DIVERSIFIED                VT EQUITY                  VT GEORGE
                                             INCOME                     INCOME                 PUTNAM BALANCED
                                    ------------------------  --------------------------  -------------------------
                                        2013         2012         2013          2012          2013          2012
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   556,422  $ 1,384,090  $    446,194  $    693,169  $    189,229  $   327,962
Net realized gains (losses)........    (460,758)    (878,391)    8,315,285     5,681,201    (1,499,416)  (3,236,352)
Change in unrealized gains
 (losses)..........................   1,704,506    2,559,125    12,574,193     6,538,467    10,449,701    9,439,204
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   1,800,170    3,064,824    21,335,672    12,912,837     9,139,514    6,530,814
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      12,197      154,024       122,328       128,290       178,807       64,582
Benefit payments...................  (1,290,752)  (1,074,608)   (1,788,716)   (1,745,777)   (1,875,383)  (1,244,881)
Payments on termination............  (2,952,601)  (3,424,842)  (10,756,984)   (8,933,086)   (7,938,341)  (7,040,837)
Contract Maintenance
 Charge............................     (55,008)     (67,090)     (235,778)     (263,750)     (157,101)    (186,722)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (721,226)    (402,759)   (3,658,799)   (5,422,946)     (573,700)  (1,318,627)
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,007,390)  (4,815,275)  (16,317,949)  (16,237,269)  (10,365,718)  (9,726,485)
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (3,207,220)  (1,750,451)    5,017,723    (3,324,432)   (1,226,204)  (3,195,671)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  31,045,861   32,796,312    76,738,265    80,062,697    60,167,284   63,362,955
                                    -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $27,838,641  $31,045,861  $ 81,755,988  $ 76,738,265  $ 58,941,080  $60,167,284
                                    ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,757,585    2,041,312     4,564,695     5,589,654     5,103,989    5,947,992
       Units issued................      86,683      137,893       201,452       212,114       196,493      246,383
       Units redeemed..............    (359,899)    (421,620)   (1,048,822)   (1,237,073)     (991,944)  (1,090,386)
                                    -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................   1,484,369    1,757,585     3,717,325     4,564,695     4,308,538    5,103,989
                                    ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                            VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                        ASSET ALLOCATION               EQUITY                  HEALTH CARE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    97,320  $  (184,626) $    26,731  $    50,590  $   (83,495) $   (29,087)
Net realized gains (losses)........     899,473      445,889     (248,179)  (1,030,259)   1,853,457    2,358,998
Change in unrealized gains
 (losses)..........................   3,024,230    2,810,964    4,878,650    3,850,236    7,212,845    2,290,842
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   4,021,023    3,072,227    4,657,202    2,870,567    8,982,807    4,620,753
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     425,013      268,347        7,842       14,889       44,381      110,032
Benefit payments...................    (526,867)    (773,057)    (332,981)    (461,943)    (279,150)    (491,873)
Payments on termination............  (3,828,128)  (2,942,303)  (1,965,172)  (1,489,877)  (2,311,128)  (2,526,762)
Contract Maintenance Charge........     (70,176)     (84,503)     (50,157)     (53,557)     (86,425)     (91,494)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     689,278   (1,499,493)    (250,485)    (784,932)  (1,322,642)  (1,103,103)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,310,880)  (5,031,009)  (2,590,953)  (2,775,420)  (3,954,964)  (4,103,200)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................     710,143   (1,958,782)   2,066,249       95,147    5,027,843      517,553
NET ASSETS AT BEGINNING
 OF PERIOD.........................  24,354,043   26,312,825   16,629,271   16,534,124   24,419,206   23,901,653
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $25,064,186  $24,354,043  $18,695,520  $16,629,271  $29,447,049  $24,419,206
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,667,086    2,012,992    1,893,013    2,225,944    1,678,081    1,982,371
       Units issued................     147,001      113,600       60,373       37,382       29,098       68,885
       Units redeemed..............    (344,386)    (459,506)    (321,614)    (370,313)    (257,787)    (373,175)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,469,701    1,667,086    1,631,772    1,893,013    1,449,392    1,678,081
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                            VT GLOBAL                VT GROWTH AND                VT GROWTH
                                            UTILITIES                   INCOME                  OPPORTUNITIES
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   131,277  $   308,626  $    402,187  $    468,036  $   (93,274) $  (135,008)
Net realized gains (losses)........      41,869     (414,076)     (108,474)   (7,093,409)     409,024       52,182
Change in unrealized gains
 (losses)..........................   1,248,147      578,208    43,169,403    29,741,323    2,646,141    1,558,798
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   1,421,293      472,758    43,463,116    23,115,950    2,961,891    1,475,972
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,403       50,345       128,173       310,967       19,869       11,548
Benefit payments...................    (382,605)    (364,060)   (4,124,888)   (4,353,521)    (199,652)    (240,565)
Payments on termination............  (1,143,100)  (1,202,662)  (15,342,505)  (14,121,142)  (1,227,779)    (914,828)
Contract Maintenance
 Charge............................     (31,268)     (37,413)     (347,130)     (384,935)     (28,674)     (32,210)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (468,375)    (879,652)   (5,392,999)   (7,060,736)    (326,990)    (192,858)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,017,945)  (2,433,442)  (25,079,349)  (25,609,367)  (1,763,226)  (1,368,913)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................    (596,652)  (1,960,684)   18,383,767    (2,493,417)   1,198,665      107,059
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,146,199   14,106,883   139,367,188   141,860,605    9,607,704    9,500,645
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $11,549,547  $12,146,199  $157,750,955  $139,367,188  $10,806,369  $ 9,607,704
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,039,879    1,245,347    12,240,404    14,616,999    1,846,961    2,117,161
       Units issued................      30,083       35,569       267,423       372,204       90,696      133,090
       Units redeemed..............    (187,382)    (241,037)   (2,112,416)   (2,748,799)    (388,233)    (403,290)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     882,580    1,039,879    10,395,411    12,240,404    1,549,424    1,846,961
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                   PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                                                   VT
                                                                                              INTERNATIONAL
                                       VT HIGH YIELD                VT INCOME                    EQUITY
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $ 2,371,764  $ 2,829,949  $  2,150,100  $  3,626,008  $    (57,694) $    656,621
Net realized gains (losses).....     162,466     (156,969)      (28,471)     (322,285)   (3,186,010)   (8,327,269)
Change in unrealized gains
 (losses).......................      26,536    3,367,736    (1,820,516)    5,450,427    25,060,014    24,909,654
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   2,560,766    6,040,716       301,113     8,754,150    21,816,310    17,239,006
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      74,909      125,428       202,628       132,982       104,215       187,469
Benefit payments................    (873,944)  (1,009,879)   (2,934,607)   (2,399,743)   (1,914,154)   (2,316,311)
Payments on termination.........  (5,368,785)  (6,066,244)  (12,504,814)  (12,464,625)  (11,195,499)   (9,457,267)
Contract Maintenance
 Charge.........................    (120,293)    (141,774)     (258,731)     (310,995)     (241,113)     (275,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (968,024)     (27,634)      975,923      (747,892)   (4,083,499)   (6,107,832)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (7,256,137)  (7,120,103)  (14,519,601)  (15,790,273)  (17,330,050)  (17,969,141)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (4,695,371)  (1,079,387)  (14,218,488)   (7,036,123)    4,486,260      (730,135)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  44,424,666   45,504,053    95,917,810   102,953,933    92,598,484    93,328,619
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $39,729,295  $44,424,666  $ 81,699,322  $ 95,917,810  $ 97,084,744  $ 92,598,484
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   2,136,172    2,500,292     5,874,394     6,875,073     7,707,149     9,303,600
       Units issued.............     132,349      222,421       533,458       504,467       234,377       333,937
       Units redeemed...........    (464,891)    (586,541)   (1,430,895)   (1,505,146)   (1,502,302)   (1,930,388)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................   1,803,630    2,136,172     4,976,957     5,874,394     6,439,224     7,707,149
                                 ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                               VT                        VT
                                          INTERNATIONAL             INTERNATIONAL
                                             GROWTH                     VALUE                  VT INVESTORS
                                    ------------------------  ------------------------  -------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (45,241) $     9,984  $   186,127  $   273,931  $    51,229  $    (43,620)
Net realized gains (losses)........     384,521      110,302     (693,037)  (1,878,252)   1,621,994      (152,267)
Change in unrealized gains
 (losses)..........................   2,311,028    2,410,788    3,441,218    4,462,701   14,020,635     7,897,103
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from operations...................   2,650,308    2,531,074    2,934,308    2,858,380   15,693,858     7,701,216
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,597       75,518       14,050       38,592       74,169       157,870
Benefit payments...................    (246,565)     (99,121)    (339,664)    (434,483)  (1,098,828)   (1,631,852)
Payments on termination............  (1,295,732)  (1,084,707)  (1,169,910)  (1,691,259)  (5,550,839)   (5,280,904)
Contract Maintenance Charge........     (49,678)     (55,662)     (43,677)     (50,046)    (148,451)     (170,441)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (424,519)  (1,294,699)    (388,514)  (1,295,325)  (2,475,247)   (3,134,487)
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........  (1,983,897)  (2,458,671)  (1,927,715)  (3,432,521)  (9,199,196)  (10,059,814)
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     666,411       72,403    1,006,593     (574,141)   6,494,662    (2,358,598)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  14,072,699   14,000,296   15,368,604   15,942,745   51,363,537    53,722,135
                                    -----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $14,739,110  $14,072,699  $16,375,197  $15,368,604  $57,858,199  $ 51,363,537
                                    ===========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,305,998    1,545,333    1,238,497    1,543,305    5,774,716     6,981,283
       Units issued................      47,304       54,621       46,307       46,834       59,284       172,150
       Units redeemed..............    (226,999)    (293,956)    (189,236)    (351,642)    (950,067)   (1,378,717)
                                    -----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period........................   1,126,303    1,305,998    1,095,568    1,238,497    4,883,933     5,774,716
                                    ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                            SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  --------------------------  ----------------------
                                          VT MONEY MARKET           VT MULTI CAP GROWTH       VT MULTI CAP VALUE
                                    --------------------------  --------------------------  ----------------------
                                        2013          2012          2013          2012         2013        2012
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,108,935) $ (1,310,326) $   (698,311) $   (913,442) $  (11,271) $  (63,397)
Net realized gains (losses)........           --            --     2,293,723       155,441     286,496     (19,495)
Change in unrealized gains
 (losses)..........................           --            --    21,820,184    11,897,667   2,103,067     957,731
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations...................   (1,108,935)   (1,310,326)   23,415,596    11,139,666   2,378,292     874,839
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,460     1,017,781       117,297       225,290       8,043       5,107
Benefit payments...................   (2,661,207)   (4,757,386)   (1,132,901)   (1,750,906)   (110,013)   (127,081)
Payments on termination............  (32,621,685)  (32,898,089)   (7,279,925)   (6,856,377)   (793,758)   (365,156)
Contract Maintenance Charge........     (326,350)     (392,511)     (256,038)     (287,101)    (17,125)    (18,305)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   19,929,387    27,437,996    (3,739,628)   (4,912,415)    (82,977)   (100,693)
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions........  (15,371,395)   (9,592,209)  (12,291,195)  (13,581,509)   (995,830)   (606,128)
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (16,480,330)  (10,902,535)   11,124,401    (2,441,843)  1,382,462     268,711
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   81,872,925    92,775,460    74,102,421    76,544,264   6,488,384   6,219,673
                                    ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................ $ 65,392,595  $ 81,872,925  $ 85,226,822  $ 74,102,421  $7,870,846  $6,488,384
                                    ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,055,080     8,989,434     8,569,440    10,185,088     347,532     381,874
       Units issued................    3,683,580     4,143,569       122,607       177,091      28,444      34,922
       Units redeemed..............   (5,168,364)   (5,077,923)   (1,340,679)   (1,792,739)    (74,778)    (69,264)
                                    ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period........................    6,570,296     8,055,080     7,351,368     8,569,440     301,198     347,532
                                    ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                           VT RESEARCH           VT SMALL CAP VALUE             VT VOYAGER
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (68,515) $   (93,747) $  (284,082) $  (456,406) $   (724,714) $ (1,254,654)
Net realized gains (losses)........   1,124,502      504,321    2,152,319     (618,290)    4,029,096      (214,842)
Change in unrealized gains
 (losses)..........................   5,938,683    3,536,687   12,462,880    7,461,276    34,810,368    14,841,924
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   6,994,670    3,947,261   14,331,117    6,386,580    38,114,750    13,372,428
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      21,084       42,280       26,725       70,449       128,626       236,513
Benefit payments...................    (345,337)    (615,369)    (961,425)    (784,024)   (2,698,176)   (2,465,969)
Payments on termination............  (2,503,419)  (2,728,514)  (6,026,650)  (4,670,650)  (12,398,643)  (10,940,057)
Contract Maintenance
 Charge............................     (69,486)     (81,730)     (72,165)     (82,510)     (314,841)     (353,565)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,356,901)  (2,052,353)  (1,271,530)  (2,776,198)   (5,198,021)   (5,543,481)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (4,254,059)  (5,435,686)  (8,305,045)  (8,242,933)  (20,481,055)  (19,066,559)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   2,740,611   (1,488,425)   6,026,072   (1,856,353)   17,633,695    (5,694,131)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  24,257,555   25,745,980   41,992,163   43,848,516   101,747,168   107,441,299
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $26,998,166  $24,257,555  $48,018,235  $41,992,163  $119,380,863  $101,747,168
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,278,607    2,809,602    2,165,359    2,622,944    10,008,270    11,845,035
       Units issued................      34,932       55,711       86,559       99,331       196,884       371,211
       Units redeemed..............    (381,942)    (586,706)    (438,434)    (556,916)   (1,862,101)   (2,207,976)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,931,597    2,278,607    1,813,484    2,165,359     8,343,053    10,008,270
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                              THE UNIVERSAL               THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                                                   VAN KAMPEN UIF
                                             VAN KAMPEN UIF              VAN KAMPEN UIF            GLOBAL TACTICAL
                                                CORE PLUS                   EMERGING              ASSET ALLOCATION
                                              FIXED INCOME               MARKETS EQUITY            PORTFOLIO (AE)
                                          ------------------------  ------------------------  ------------------------
                                             2013         2012          2013         2012         2013         2012
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  16,643    $  30,473    $  (119,632) $  (468,232) $  (848,514) $    58,993
Net realized gains (losses)..............    (4,761)       2,443        555,468      202,668      243,466     (440,971)
Change in unrealized gains (losses)......   (28,226)      40,442     (1,186,166)   5,010,863    9,141,244    1,815,565
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (16,344)      73,358       (750,330)   4,745,299    8,536,196    1,433,587
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       550          486          1,196        4,173       69,001        8,825
Benefit payments.........................        --           --       (839,604)  (1,103,552)  (2,935,108)    (307,649)
Payments on termination..................  (127,015)    (163,134)    (2,438,103)  (2,366,823)  (6,704,990)  (1,230,615)
Contract Maintenance Charge..............      (210)        (272)        (8,537)     (10,375)     (27,405)      (5,348)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (107,457)       5,581     (1,316,698)    (999,966)  80,792,780     (315,453)
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (234,132)    (157,339)    (4,601,746)  (4,476,543)  71,194,278   (1,850,240)
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (250,476)     (83,981)    (5,352,076)     268,756   79,730,474     (416,653)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   909,790      993,771     28,582,817   28,314,061   12,306,842   12,723,495
                                           ---------    ---------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 659,314    $ 909,790    $23,230,741  $28,582,817  $92,037,316  $12,306,842
                                           =========    =========   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    63,832       74,294      1,376,954    1,607,448    1,140,279    1,319,768
       Units issued......................       582        2,732         57,045       81,662    6,458,191       44,651
       Units redeemed....................   (16,810)     (13,194)      (291,698)    (312,156)  (1,062,663)    (224,140)
                                           ---------    ---------   -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    47,604       63,832      1,142,301    1,376,954    6,535,807    1,140,279
                                           =========    =========   ===========  ===========  ===========  ===========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2013         2012         2013         2012         2013         2012
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (287,222) $  (405,209) $  (208,565) $  (288,303) $  (126,535) $  (182,007)
Net realized gains (losses)..............   3,262,900    2,780,677    1,148,322    2,508,373      523,424      264,565
Change in unrealized gains (losses)......   6,322,922      683,457    3,824,471     (976,817)    (195,383)   2,837,556
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   9,298,600    3,058,925    4,764,228    1,243,253      201,506    2,920,114
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,819       39,036        1,980          580        3,295        3,355
Benefit payments.........................  (1,084,916)    (697,110)    (869,071)    (748,178)    (821,539)    (868,461)
Payments on termination..................  (2,815,617)  (2,789,644)  (2,128,345)  (2,217,508)  (2,078,367)  (2,449,633)
Contract Maintenance Charge..............     (34,273)     (41,340)      (5,244)      (6,222)      (6,771)      (8,304)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,340,526)    (842,332)    (649,878)    (783,263)      46,231      (58,823)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,266,513)  (4,331,390)  (3,650,558)  (3,754,591)  (2,857,151)  (3,381,866)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,032,087   (1,272,465)   1,113,670   (2,511,338)  (2,655,645)    (461,752)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,349,893   24,622,358   15,471,246   17,982,584   21,401,340   21,863,092
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,381,980  $23,349,893  $16,584,916  $15,471,246  $18,745,695  $21,401,340
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,900,701    2,254,884      820,313    1,018,622      681,791      793,123
       Units issued......................      81,527       87,202       38,238       47,127       54,728       67,407
       Units redeemed....................    (442,585)    (441,385)    (207,167)    (245,436)    (139,114)    (178,739)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        -------------------------------------------------------------------------------
                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2013         2012         2013         2012         2013          2012
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   321,663  $   195,234  $   (57,282) $  (204,166) $    472,633  $    306,075
Net realized gains (losses)............     398,986      413,058      166,060      (49,726)    6,827,912     3,916,751
Change in unrealized gains
 (losses)..............................  (2,187,913)   1,815,773     (422,654)   2,284,714       889,359     3,067,126
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (1,467,264)   2,424,065     (313,876)   2,030,822     8,189,904     7,289,952
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      40,944       29,041       20,816        9,002        49,791        66,120
Benefit payments.......................    (200,814)    (323,255)    (254,974)    (175,525)   (1,270,829)   (1,173,001)
Payments on termination................  (2,649,608)  (3,385,349)  (2,101,258)  (2,177,044)   (9,841,269)   (9,793,530)
Contract Maintenance Charge............     (50,813)     (68,740)     (44,426)     (59,578)     (181,619)     (226,858)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     904,787     (436,043)     220,000     (353,420)   (1,595,053)   (1,332,872)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (1,955,504)  (4,184,346)  (2,159,842)  (2,756,565)  (12,838,979)  (12,460,141)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (3,422,768)  (1,760,281)  (2,473,718)    (725,743)   (4,649,075)   (5,170,189)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  15,434,278   17,194,559   11,766,379   12,492,122    51,201,919    56,372,108
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $12,011,510  $15,434,278  $ 9,292,661  $11,766,379  $ 46,552,844  $ 51,201,919
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     604,953      781,681      337,810      422,384     2,388,625     2,988,403
       Units issued....................      76,368       50,397       39,507       24,060        68,866       126,980
       Units redeemed..................    (157,620)    (227,125)    (103,186)    (108,634)     (601,647)     (726,758)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     523,701      604,953      274,131      337,810     1,855,844     2,388,625
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                            VAN KAMPEN UIF GLOBAL                                  VAN KAMPEN UIF
                                          TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF                MID CAP
                                          PORTFOLIO (CLASS II) (AG)     GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                                  2013 (M)              2013         2012         2013         2012
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (353,017)       $   (96,005) $  (121,096) $  (341,709) $  (424,313)
Net realized gains (losses)..............            194,305          1,294,707    1,059,273    1,673,263    3,475,749
Change in unrealized gains (losses)......          2,925,892          1,383,066      (21,770)   5,862,370   (1,227,997)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          2,767,180          2,581,768      916,407    7,193,924    1,823,439
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................              3,780             86,135        1,220       47,111       26,676
Benefit payments.........................           (595,958)          (191,225)    (188,069)    (647,580)    (551,714)
Payments on termination..................         (3,026,532)        (1,311,924)  (1,368,607)  (4,205,056)  (3,524,351)
Contract Maintenance Charge..............            (38,236)           (22,405)     (22,306)    (102,785)    (117,689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         32,869,182           (680,258)    (315,427)  (1,973,607)    (415,430)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         29,212,236         (2,119,677)  (1,893,189)  (6,881,917)  (4,582,508)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         31,979,416            462,091     (976,782)     312,007   (2,759,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --          6,731,642    7,708,424   23,493,200   26,252,269
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $31,979,416        $ 7,193,733  $ 6,731,642  $23,805,207  $23,493,200
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --            394,116      508,763    1,394,377    1,641,336
       Units issued......................          2,608,145             19,720       20,690       35,949      115,883
       Units redeemed....................           (341,699)          (125,456)    (135,337)    (392,961)    (362,842)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................          2,266,446            288,380      394,116    1,037,365    1,394,377
                                                 ===========        ===========  ===========  ===========  ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ---------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  ------------------------
                                                                   VAN KAMPEN UIF            VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  ------------------------
                                                                  2013         2012         2013         2012
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (190,117) $  (184,635) $  (316,873) $  (466,338)
Net realized gains (losses)..................................   1,480,168      542,083    1,051,069      433,426
Change in unrealized gains (losses)..........................   4,540,284      979,910     (418,503)   6,008,989
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations............   5,830,335    1,337,358      315,693    5,976,077
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       7,324       21,201       53,228       66,447
Benefit payments.............................................    (306,668)    (346,762)    (860,700)    (653,724)
Payments on termination......................................  (1,751,587)  (1,580,974)  (7,045,278)  (6,748,899)
Contract Maintenance Charge..................................     (42,578)     (42,862)    (154,233)    (191,572)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (898,894)    (619,959)   2,142,005   (1,530,855)
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions.  (2,992,403)  (2,569,356)  (5,864,978)  (9,058,603)
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS............................   2,837,932   (1,231,998)  (5,549,285)  (3,082,526)
NET ASSETS AT BEGINNING OF PERIOD............................   9,880,340   11,112,338   42,443,603   45,526,129
                                                              -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.................................. $12,718,272  $ 9,880,340  $36,894,318  $42,443,603
                                                              ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     474,136      600,704    1,553,316    1,894,222
       Units issued..........................................       8,032       13,402      153,078       88,940
       Units redeemed........................................    (119,500)    (139,970)    (358,348)    (429,846)
                                                              -----------  -----------  -----------  -----------
    Units outstanding at end of period.......................     362,668      474,136    1,348,046    1,553,316
                                                              ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.     ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST Goldman Sachs Multi-Asset
          Allocation                                 (Previously known as AST
       AST Advanced Strategies                       Horizon Moderate Asset
       AST AQR Emerging Markets                      Allocation)
          Equity* (For the period                 AST Goldman Sachs Small-Cap
          beginning February 25, 2013                Value
          and ended December 31, 2013)            AST Herndon Large-Cap Value
       AST AQR Large-Cap* (For the                   (Previously known as AST
          period beginning April 29,                 BlackRock Value)
          2013 and ended December 31,             AST High Yield
          2013)                                   AST International Growth
       AST Balanced Asset Allocation              AST International Value
       AST BlackRock Global Strategies            AST Investment Grade Bond
       AST BlackRock iShares ETF*                 AST Jennison Large-Cap Growth*
          (For the period beginning               AST Jennison Large-Cap Value*
          April 29, 2013 and ended                AST J.P. Morgan Global Thematic
          December 31, 2013)                      AST J.P. Morgan International
       AST Bond Portfolio 2016*                      Equity (Previously known as
       AST Bond Portfolio 2018                       AST JPMorgan International
       AST Bond Portfolio 2019                       Equity)
       AST Bond Portfolio 2020                    AST J.P. Morgan Strategic
       AST Bond Portfolio 2021*                      Opportunities
       AST Bond Portfolio 2022                    AST Large-Cap Value
       AST Bond Portfolio 2023                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2024 (For                  Growth (Previously known as
          the period beginning                       AST Marsico Capital Growth)
          January 2, 2013 and ended               AST Lord Abbett Core Fixed
          December 31, 2013)                         Income
       AST Capital Growth Asset                   AST MFS Global Equity
          Allocation                              AST MFS Growth
       AST ClearBridge Dividend                   AST MFS Large-Cap Value*
          Growth* (For the period                 AST Mid-Cap Value
          beginning February 25, 2013             AST Money Market
          and ended December 31, 2013)            AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset                           Mid-Cap Value
          Allocation* (For the period             AST Neuberger Berman Mid-Cap
          beginning April 29, 2013                   Growth
          and ended December 31, 2013)            AST Neuberger Berman Small-Cap
       AST Federated Aggressive Growth               Growth*
       AST FI Pyramis(R) Asset                    AST New Discovery Asset
          Allocation                                 Allocation
       AST First Trust Balanced Target            AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Allocation               AST Parametric Emerging
       AST Franklin Templeton                        Markets Equity
          Founding Funds Plus* (For               AST PIMCO Limited Maturity Bond
          the period beginning                    AST PIMCO Total Return Bond
          April 29, 2013 and ended                AST Preservation Asset
          December 31, 2013)                         Allocation
       AST Global Real Estate                     AST Prudential Core Bond*
       AST Goldman Sachs Concentrated
          Growth
       AST Goldman Sachs Large-Cap
          Value
       AST Goldman Sachs Mid-Cap
          Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST               DWS INVESTMENTS VARIABLE SERIES I
   (CONTINUED)                              DWS Bond VIP A
        AST Prudential Growth               DWS Capital Growth VIP A
           Allocation                       DWS Core Equity VIP A
           (Previously known as             DWS Global Small Cap Growth
           AST First Trust                     VIP A
           Capital Appreciation             DWS International VIP A
           Target)
        AST QMA Emerging Markets     DWS INVESTMENTS VARIABLE SERIES II
           Equity* (For the                 DWS Global Income Builder VIP
           period beginning                    A II
           February 25, 2013 and            DWS Money Market VIP A II
           ended December 31,               DWS Small Mid Cap Growth VIP A
           2013                                II
        AST QMA Large-Cap* (For
           the period beginning      FEDERATED INSURANCE SERIES
           April 29, 2013 and               Federated Prime Money Fund II
           ended December 31,
           2013)                     FIDELITY VARIABLE INSURANCE PRODUCTS
        AST QMA US Equity Alpha        FUND
        AST Quantitative                    VIP Contrafund
           Modeling*                        VIP Equity-Income
        AST RCM World Trends                VIP Growth
           (Previously known as             VIP High Income
           AST CLS Moderate                 VIP Index 500
           Asset Allocation)                VIP Investment Grade Bond
        AST Schroders Global                VIP Overseas
           Tactical
        AST Schroders                FIDELITY VARIABLE INSURANCE PRODUCTS
           Multi-Asset World           FUND (SERVICE CLASS 2)
           Strategies                       VIP Asset Manager Growth
        AST Small-Cap Growth                   (Service Class 2)
        AST Small-Cap Value                 VIP Contrafund (Service Class
        AST Templeton Global                   2)
           Bond (Previously                 VIP Equity-Income (Service
           known as AST T. Rowe                Class 2)
           Price Global Bond)               VIP Freedom 2010 Portfolio
        AST T. Rowe Price Asset                (Service Class 2)
           Allocation                       VIP Freedom 2020 Portfolio
        AST T. Rowe Price Equity               (Service Class 2)
           Income                           VIP Freedom 2030 Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Large-Cap Growth                 VIP Freedom Income Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Natural Resources                VIP Growth (Service Class 2)
        AST Wellington                      VIP Growth & Income (Service
           Management Hedged                   Class 2)
           Equity                           VIP Growth Stock (Service
        AST Western Asset Core                 Class 2)
           Plus Bond                        VIP High Income (Service Class
                                               2)
 ALLIANCEBERNSTEIN VARIABLE                 VIP Index 500 (Service Class 2)
   PRODUCT SERIES FUND                      VIP Investment Grade Bond
        AllianceBernstein VPS                  (Service Class 2)
           Growth                           VIP Mid Cap (Service Class 2)
        AllianceBernstein VPS               VIP Money Market (Service
           Growth & Income                     Class 2)
        AllianceBernstein VPS               VIP Overseas (Service Class 2)
           International Value
        AllianceBernstein VPS
           Large Cap Growth
        AllianceBernstein VPS
           Small/Mid Cap Value
        AllianceBernstein VPS
           Value

 AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
        American Century VP
           Balanced
        American Century VP
           International

 DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
        Dreyfus Socially
           Responsible Growth
           Fund

 DREYFUS STOCK INDEX FUND
        Dreyfus Stock Index Fund

 DREYFUS VARIABLE INVESTMENT FUND
        VIF Growth & Income
        VIF Money Market

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                             (CONTINUED)
       Franklin Flex Cap Growth                   Invesco V.I. High Yield
          Securities                                 Securities* (On April 26,
       Franklin Growth and Income                    2013, Invesco V.I. High
          Securities                                 Yield Securities merged
       Franklin High Income Securities               into Invesco V.I. High
       Franklin Income Securities                    Yield) (For the period
       Franklin Large Cap Growth                     beginning January 1, 2013
          Securities                                 and ended April 26, 2013)
       Franklin Small Cap Value                   Invesco V.I. Income Builder*
          Securities                              Invesco V.I. International
       Franklin Small Mid-Cap Growth                 Growth
          Securities                              Invesco V.I. Large Cap Growth*
       Franklin U.S. Government                   Invesco V.I. Mid Cap Core
       Mutual Global Discovery                       Equity
          Securities                              Invesco V.I. Mid Cap Growth
       Mutual Shares Securities                      (Previously known as
       Templeton Developing Markets                  Invesco Van Kampen V.I. Mid
          Securities                                 Cap Growth)
       Templeton Foreign Securities               Invesco V.I. Money Market
       Templeton Global Bond                      Invesco V.I. S&P 500 Index
          Securities                              Invesco V.I. Technology
       Templeton Growth Securities                Invesco V.I. Utilities
                                                  Invesco V.I. Value
GOLDMAN SACHS VARIABLE INSURANCE TRUST               Opportunities (Previously
       VIT Large Cap Value                           known as Invesco Van Kampen
       VIT Mid Cap Value                             V.I. Value Opportunities)
       VIT Strategic Growth
       VIT Strategic International         INVESCO INVESTMENT SERVICES (SERIES
          Equity*                          II)
       VIT Structured Small Cap Equity            Invesco V.I. American
       VIT Structured U.S. Equity                    Franchise II (Previously
                                                     known as Invesco Van Kampen
INVESCO INVESTMENT SERVICES                          V.I. American Franchise II)
       Invesco V.I. American                      Invesco V.I. American Value II
          Franchise (Previously                      (Previously known as
       known as Invesco Van Kampen                   Invesco Van Kampen V.I.
          V.I. American Franchise)                   American Value II)
       Invesco V.I. American Value                Invesco V.I. Balanced II*
          (Previously known as                    Invesco V.I. Comstock II
          Invesco Van Kampen V.I.                    (Previously known as
          American Value)                            Invesco Van Kampen V.I.
       Invesco V.I. Balanced*                        Comstock II)
       Invesco V.I. Comstock                      Invesco V.I. Core Equity II
          (Previously known as                    Invesco V.I. Diversified
          Invesco Van Kampen V.I.                    Dividend II
          Comstock)                               Invesco V.I. Diversified
       Invesco V.I. Core Equity                      Income II
       Invesco V.I. Diversified                   Invesco V.I. Equity and Income
          Dividend                                   II (Previously known as
       Invesco V.I. Diversified Income               Invesco Van Kampen V.I.
       Invesco V.I. Equity and Income                Equity and Income II)
          (Previously known as                    Invesco V.I. Global Core
          Invesco Van Kampen V.I.                    Equity II
          Equity and Income)                      Invesco V.I. Global Dividend
       Invesco V.I. Global Core Equity               Growth II*
       Invesco V.I. Global Dividend               Invesco V.I. Government
          Growth*                                    Securities II
       Invesco V.I. Government                    Invesco V.I. Growth and Income
          Securities                                 II (Previously known as
       Invesco V.I. High Yield (For                  Invesco Van Kampen V.I.
          the period beginning                       Growth and Income II)
          April 26, 2013 and ended                Invesco V.I. High Yield II
          December 31, 2013)                         (For the period beginning
                                                     April 26, 2013 and ended
                                                     December 31, 2013)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (SERIES        MFS VARIABLE INSURANCE TRUST
II) (CONTINUED)                            (CONTINUED)
       Invesco V.I. High Yield                    MFS High Income* (On August
          Securities II* (On                         16, 2013, MFS High Income
          April 26, 2013, Invesco                    merged into MFS High Yield)
          V.I. High Yield Securities                 (For the period beginning
          II merged into Invesco V.I.                January 1, 2013 and ended
          High Yield II) (For the                    August 16, 2013)
          period beginning January 1,             MFS High Yield (For the period
          2013 and ended April 26,                   beginning August 16, 2013
          2013)                                      and ended December 31, 2013)
       Invesco V.I. Income Builder II*            MFS Investors Trust
       Invesco V.I. International                 MFS New Discovery
          Growth II                               MFS Research
       Invesco V.I. Large Cap Growth              MFS Research Bond
          II*                                     MFS Utilities
       Invesco V.I. Mid Cap Core
          Equity II                        MFS VARIABLE INSURANCE TRUST (SERVICE
       Invesco V.I. Mid Cap Growth II      CLASS)
          (Previously known as                    MFS Growth (Service Class)
          Invesco Van Kampen V.I. Mid             MFS Investors Trust (Service
          Cap Growth II)                             Class)
       Invesco V.I. Money Market II               MFS New Discovery (Service
       Invesco V.I. S&P 500 Index II                 Class)
       Invesco V.I. Technology II                 MFS Research (Service Class)
       Invesco V.I. Utilities II                  MFS Utilities (Service Class)
       Invesco V.I. Value
          Opportunities II                 MORGAN STANLEY VARIABLE INVESTMENT
          (Previously known as             SERIES
          Invesco Van Kampen V.I.                 Aggressive Equity* (On
          Value Opportunities II)                    April 26, 2013, Aggressive
                                                     Equity merged into Multi
JANUS ASPEN SERIES                                   Cap Growth) (For the period
       Forty Portfolio                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LAZARD RETIREMENT SERIES, INC.                    European Equity
       Emerging Markets Equity                    Global Infrastructure
                                                  Income Plus
LEGG MASON PARTNERS VARIABLE INCOME               Limited Duration
TRUST                                             Money Market
       ClearBridge Variable                       Multi Cap Growth
          Fundamental All Cap Value               Strategist* (On April 26,
          Portfolio I (Previously                    2013, Strategist merged
          known as Legg Mason                        into Van Kampen UIF Global
          ClearBridge Variable                       Tactical Asset Allocation
          Fundamental All Cap Value                  Portfolio) (For the period
          Portfolio I)                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.                         MORGAN STANLEY VARIABLE INVESTMENT
       ClearBridge Variable Large Cap        SERIES (CLASS Y SHARES)
          Value Portfolio I                       Aggressive Equity* (Class Y
          (Previously known as Legg                  Shares) (On April 26, 2013,
          Mason ClearBridge Variable                 Aggressive Equity (Class Y
          Large Cap Value Portfolio I)               Shares) merged into Multi
                                                     Cap Growth (Class Y
LORD ABBETT SERIES FUND                              Shares)) (For the period
       Bond-Debenture                                beginning January 1, 2013
       Fundamental Equity                            and ended April 26, 2013)
       Growth and Income                          European Equity (Class Y
       Growth Opportunities                          Shares)
       Mid-Cap Stock

MFS VARIABLE INSURANCE TRUST
       MFS Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 MORGAN STANLEY VARIABLE             OPPENHEIMER VARIABLE ACCOUNT FUNDS
   INVESTMENT SERIES                   (SERVICES SHARES ("SS")) (CONTINUED)
   (CLASS Y SHARES) (CONTINUED)             Oppenheimer Main Street Small
        Global Infrastructure                  Cap (SS) (Previously known
           (Class Y Shares)                    as Oppenheimer Main Street
        Income Plus (Class Y                   Small Mid Cap (SS))
           Shares)
        Limited Duration (Class      PANORAMA SERIES FUND, INC. (SERVICE
           Y Shares)                 SHARES ("SS"))
        Money Market (Class Y               Oppenheimer International
           Shares)                             Growth (SS)*
        Multi Cap Growth (Class
           Y Shares)                 PIMCO VARIABLE INSURANCE TRUST
        Strategist* (Class Y                Foreign Bond (US Dollar-Hedged)
           Shares) (On April 26,            Money Market
           2013, Strategist                 PIMCO Total Return
           (Class Y Shares)                 PIMCO VIT Commodity Real
           merged into Van                     Return Strategy (Advisor
           Kampen UIF Global                   Shares)
           Tactical Asset                   PIMCO VIT Emerging Markets
           Allocation Portfolio                Bond (Advisor Shares)
           (Class II)) (For the             PIMCO VIT Real Return (Advisor
           period beginning                    Shares)
           January 1, 2013 and              PIMCO VIT Total Return
           ended April 26, 2013)               (Advisor Shares)

 NEUBERGER BERMAN ADVISORS           PROFUNDS VP
 MANAGEMENT TRUST                           ProFund VP Consumer Goods
        AMT Large Cap Value                    Portfolio*
        AMT Mid-Cap Growth                  ProFund VP Consumer Services
                                               Portfolio*
 OPPENHEIMER VARIABLE ACCOUNT               ProFund VP Financials
   FUNDS                                    ProFund VP Health Care
        Oppenheimer Capital                 ProFund VP Industrials*
           Appreciation                     ProFund VP Large-Cap Growth*
        Oppenheimer Capital                 ProFund VP Large-Cap Value*
           Income (Previously               ProFund VP Mid-Cap Growth*
           known as Oppenheimer             ProFund VP Mid-Cap Value*
           Balanced)                        ProFund VP Real Estate*
        Oppenheimer Core Bond               ProFund VP Small-Cap Growth*
        Oppenheimer Discovery               ProFund VP Small-Cap Value*
           Mid Cap                          ProFund VP Telecommunications
           Growth (Previously               ProFund VP Utilities
           known as Oppenheimer
           Small- & Mid-Cap          PUTNAM VARIABLE TRUST
           Growth)                          VT American Government Income
        Oppenheimer Global                  VT Capital Opportunities
           (Previously known as             VT Diversified Income
           Oppenheimer Global               VT Equity Income
           Securities)                      VT George Putnam Balanced
        Oppenheimer Global                  VT Global Asset Allocation
           Strategic Income                 VT Global Equity
        Oppenheimer Main Street             VT Global Health Care
        Oppenheimer Main Street             VT Global Utilities
           Small Cap (Previously            VT Growth and Income
           known as Oppenheimer             VT Growth Opportunities
           Main Street Small Mid
           Cap)

 OPPENHEIMER VARIABLE ACCOUNT
   FUNDS (SERVICES SHARES ("SS"))
        Oppenheimer Capital
           Appreciation (SS)
        Oppenheimer Capital
           Income (SS)
           (Previously known as
           Oppenheimer Balanced
           (SS))
        Oppenheimer Core Bond
           (SS)
        Oppenheimer Discovery
           Mid Cap Growth (SS)
           (Previously known as
           Oppenheimer Small- &
           Mid-Cap Growth (SS))
        Oppenheimer Global (SS)
           (Previously known as
           Oppenheimer Global
           Securities (SS))
        Oppenheimer Global
           Strategic Income (SS)
        Oppenheimer Main Street
           (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 PUTNAM VARIABLE TRUST (CONTINUED)       THE UNIVERSAL INSTITUTIONAL
        VT High Yield                    FUNDS, INC. (CONTINUED)
        VT Income                               Van Kampen UIF Growth
        VT International Equity                 Van Kampen UIF Mid Cap
        VT International Growth                    Growth
        VT International Value                  Van Kampen UIF U.S. Real
        VT Investors                               Estate
        VT Money Market
        VT Multi Cap Growth              THE UNIVERSAL INSTITUTIONAL
        VT Multi Cap Value               FUNDS, INC. (CLASS II)
        VT Research                             Van Kampen UIF Emerging
        VT Small Cap Value                         Markets Debt (Class II)
        VT Voyager                              Van Kampen UIF Emerging
                                                   Markets Equity (Class
 RYDEX VARIABLE TRUST RYDEX                        II)
        VT Nasdaq 100 Strategy Fund*            Van Kampen UIF Global
                                                   Franchise (Class II)
 THE UNIVERSAL INSTITUTIONAL FUNDS,             Van Kampen UIF Global
 INC.                                              Tactical Asset
        Van Kampen UIF Core Plus                   Allocation Portfolio
           Fixed Income                            (Class II) (On April
        Van Kampen UIF Emerging                    26, 2013, Strategist
           Markets Equity                          (Class Y Shares)
        Van Kampen UIF Global                      merged into Van Kampen
           Tactical Asset                          UIF Global Tactical
           Allocation Portfolio (On                Asset Allocation
           April 26, 2013,                         Portfolio (Class II))
           Strategist merged into                  (For the period
           Van Kampen UIF Global                   beginning April 26,
           Tactical Asset                          2013 and ended
           Allocation Portfolio)                   December 31, 2013)
                                                Van Kampen UIF Growth
                                                   (Class II)
                                                Van Kampen UIF Mid Cap
                                                   Growth (Class II)
                                                Van Kampen UIF Small
                                                   Company Growth
                                                Van Kampen UIF U.S. Real
                                                   Estate (Class II)
--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2013

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS


   The cost of investments purchased during the year ended December 31, 2013 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  481,548
          AST Advanced Strategies.............................    216,404
          AST Balanced Asset Allocation.......................    668,576
          AST Bond Portfolio 2022.............................     87,626
          AST Bond Portfolio 2023.............................  2,423,208
          AST Bond Portfolio 2024 (a).........................    502,034
          AST Capital Growth Asset Allocation.................  1,038,131
          AST Cohen & Steers Realty...........................     15,162
          AST Federated Aggressive Growth.....................      2,467
          AST FI Pyramis(R) Asset Allocation..................    103,796
          AST First Trust Balanced Target.....................    630,249
          AST Franklin Templeton Founding Funds Allocation....    353,557
          AST Goldman Sachs Mid-Cap Growth....................          4
          AST Goldman Sachs Multi-Asset (b)...................     78,883
          AST Herndon Large-Cap Value (c).....................      1,359
          AST High Yield......................................     16,869
          AST International Growth............................      4,492
          AST International Value.............................      1,392
          AST Investment Grade Bond...........................  1,788,975
          AST J.P. Morgan Global Thematic.....................     81,984
          AST J.P. Morgan Strategic Opportunities.............    361,206
          AST Loomis Sayles Large-Cap Growth (e)..............      2,800
          AST Lord Abbett Core Fixed Income...................      1,725
          AST Money Market....................................  1,292,002
          AST Neuberger Berman / LSV Mid-Cap Value............      2,583
          AST Neuberger Berman Mid-Cap Growth.................      2,493
          AST New Discovery Asset Allocation..................      7,370
          AST PIMCO Limited Maturity Bond.....................     10,077
          AST PIMCO Total Return Bond.........................      4,363
          AST Preservation Asset Allocation...................    792,155
          AST Prudential Growth Allocation (f)................  2,068,802
          AST QMA US Equity Alpha.............................      4,319
          AST RCM World Trends (av)...........................    109,227
          AST Schroders Global Tactical.......................     99,341
          AST Schroders Multi-Asset World Strategies..........     99,027
          AST Small-Cap Growth................................      1,232
          AST Small-Cap Value.................................      1,356

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value
(e) Previously known as AST Marsico Capital Growth
(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Templeton Global Bond (g)................................................. $    2,391
   AST T. Rowe Price Asset Allocation............................................    903,456
   AST T. Rowe Price Large-Cap Growth............................................      1,313
   AST T. Rowe Price Natural Resources...........................................     17,143
   AST Wellington Management Hedged Equity.......................................     58,480

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................    528,386
   Alliance Bernstein VPS Growth & Income........................................  1,380,136
   Alliance Bernstein VPS International Value....................................  1,145,763
   Alliance Bernstein VPS Large Cap Growth.......................................    255,266
   Alliance Bernstein VPS Small/Mid Cap Value....................................  1,410,411
   Alliance Bernstein VPS Value..................................................     23,925

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................        404
   American Century VP International.............................................         92

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................        220

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     14,641

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income...........................................................        747
   VIF Money Market..............................................................    151,049

Investments in the DWS Investments Variable Series I Sub-Accounts:
   DWS Bond VIP A................................................................     14,559
   DWS Capital Growth VIP A......................................................     19,389
   DWS Core Equity VIP A.........................................................    115,236
   DWS Global Small Cap Growth VIP A.............................................    139,982
   DWS International VIP A.......................................................     15,024

Investments in the DWS Investments Variable Series II Sub-Accounts:
   DWS Global Income Builder VIP A II............................................     30,181
   DWS Money Market VIP A II.....................................................      2,167
   DWS Small Mid Cap Growth VIP A II.............................................     21,316

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.................................................    118,580

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund................................................................    222,542
   VIP Equity-Income.............................................................     70,444

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts
  (continued):
   VIP Growth.................................................................. $   176,248
   VIP High Income.............................................................      46,537
   VIP Index 500...............................................................     412,745
   VIP Investment Grade Bond...................................................      70,132
   VIP Overseas................................................................     311,104

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         132
   VIP Contrafund (Service Class 2)............................................   2,565,204
   VIP Equity-Income (Service Class 2).........................................      55,141
   VIP Freedom 2010 Portfolio (Service Class 2)................................     334,517
   VIP Freedom 2020 Portfolio (Service Class 2)................................     498,135
   VIP Freedom 2030 Portfolio (Service Class 2)................................     357,221
   VIP Freedom Income Portfolio (Service Class 2)..............................      67,600
   VIP Growth (Service Class 2)................................................         213
   VIP Growth & Income (Service Class 2).......................................     517,162
   VIP Growth Stock (Service Class 2)..........................................     576,942
   VIP High Income (Service Class 2)...........................................     488,704
   VIP Index 500 (Service Class 2).............................................   2,766,244
   VIP Investment Grade Bond (Service Class 2).................................         400
   VIP Mid Cap (Service Class 2)...............................................   2,527,908
   VIP Money Market (Service Class 2)..........................................   6,502,647
   VIP Overseas (Service Class 2)..............................................         541

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities.........................................      34,094
   Franklin Growth and Income Securities.......................................   1,830,615
   Franklin High Income Securities.............................................   1,524,223
   Franklin Income Securities..................................................  14,671,402
   Franklin Large Cap Growth Securities........................................   1,626,685
   Franklin Small Cap Value Securities.........................................   2,360,907
   Franklin Small Mid-Cap Growth Securities....................................     111,249
   Franklin U.S. Government....................................................   1,693,773
   Mutual Global Discovery Securities..........................................   4,431,220
   Mutual Shares Securities....................................................   2,485,888
   Templeton Developing Markets Securities.....................................   1,359,023
   Templeton Foreign Securities................................................   5,120,596
   Templeton Global Bond Securities............................................     193,283
   Templeton Growth Securities.................................................      27,539

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.........................................................     625,154
   VIT Mid Cap Value...........................................................     375,864

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts
  (continued):
   VIT Strategic Growth.................................................. $       806
   VIT Structured Small Cap Equity.......................................   1,429,253
   VIT Structured U.S. Equity............................................      73,806

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise (h)...................................   1,518,300
   Invesco V.I. American Value (i).......................................   1,784,283
   Invesco V.I. Comstock (j).............................................   1,099,101
   Invesco V.I. Core Equity..............................................   2,366,772
   Invesco V.I. Diversified Dividend.....................................   3,992,567
   Invesco V.I. Diversified Income.......................................     645,659
   Invesco V.I. Equity and Income (k)....................................   1,603,345
   Invesco V.I. Global Core Equity.......................................   1,141,351
   Invesco V.I. Government Securities....................................     650,877
   Invesco V.I. High Yield (l)(m)........................................  14,529,086
   Invesco V.I. High Yield Securities (l)(n).............................   1,261,639
   Invesco V.I. International Growth.....................................     695,425
   Invesco V.I. Mid Cap Core Equity......................................   1,424,874
   Invesco V.I. Mid Cap Growth (o).......................................     425,402
   Invesco V.I. Money Market.............................................   1,692,184
   Invesco V.I. S&P 500 Index............................................   1,337,933
   Invesco V.I. Technology...............................................     491,588
   Invesco V.I. Utilities................................................     477,658
   Invesco V.I. Value Opportunities (p)..................................     440,965

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II (q)................................     461,655
   Invesco V.I. American Value II (r)....................................     471,666
   Invesco V.I. Comstock II (s)..........................................   2,309,525
   Invesco V.I. Core Equity II...........................................     151,200
   Invesco V.I. Diversified Dividend II..................................   1,389,870
   Invesco V.I. Diversified Income II....................................      12,930

(h) Previously known as Invesco Van Kampen V.I. American Franchise
(i) Previously known as Invesco Van Kampen V.I. American Value
(j) Previously known as Invesco Van Kampen V.I. Comstock
(k) Previously known as Invesco Van Kampen V.I. Equity and Income
(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(o) Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p) Previously known as Invesco Van Kampen V.I. Value Opportunities
(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                       PURCHASES
                                                                                      -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts (continued):
   Invesco V.I. Equity and Income II (t)............................................. $ 2,038,970
   Invesco V.I. Global Core Equity II................................................     544,358
   Invesco V.I. Government Securities II.............................................      10,800
   Invesco V.I. Growth and Income II (u).............................................   1,802,513
   Invesco V.I. High Yield II (v)(m).................................................  11,908,062
   Invesco V.I. High Yield Securities II (v)(n)......................................   1,138,785
   Invesco V.I. International Growth II..............................................     249,336
   Invesco V.I. Mid Cap Core Equity II...............................................     164,574
   Invesco V.I. Mid Cap Growth II (w)................................................   1,023,148
   Invesco V.I. Money Market II......................................................      71,551
   Invesco V.I. S&P 500 Index II.....................................................   3,637,299
   Invesco V.I. Technology II........................................................       1,521
   Invesco V.I. Utilities II.........................................................       9,287
   Invesco V.I. Value Opportunities II (x)...........................................     165,104

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          81

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................         119

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   ClearBridge Variable Fundamental All Cap Value Portfolio I (y)....................         125

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Accounts:
   ClearBridge Variable Large Cap Value Portfolio I (z)..............................         128

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture....................................................................   3,708,566
   Fundamental Equity................................................................     847,853
   Growth and Income.................................................................   1,210,333
   Growth Opportunities..............................................................   1,755,631
   Mid-Cap Stock.....................................................................     415,550

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(t) Previously known as Invesco Van Kampen V.I. Equity and Income II
(u) Previously known as Invesco Van Kampen V.I. Growth and Income II
(v) On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II
(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth................................................................. $     7,876
   MFS High Income (aa)(ab)...................................................      46,222
   MFS High Yield (aa)(ac)....................................................     332,843
   MFS Investors Trust........................................................      21,700
   MFS New Discovery..........................................................      61,634
   MFS Research...............................................................       3,488
   MFS Research Bond..........................................................      50,244
   MFS Utilities..............................................................      10,657

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................       1,968
   MFS Investors Trust (Service Class)........................................       1,259
   MFS New Discovery (Service Class)..........................................       9,282
   MFS Research (Service Class)...............................................         325
   MFS Utilities (Service Class)..............................................      57,045

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity (n)(ad)..................................................     727,089
   European Equity............................................................   1,599,867
   Global Infrastructure......................................................   6,547,888
   Income Plus................................................................   4,399,008
   Limited Duration...........................................................     514,371
   Money Market...............................................................   7,874,632
   Multi Cap Growth (ad)......................................................  14,614,265
   Strategist (n)(ae).........................................................   2,666,878

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares) (n)(af).................................   1,350,811
   European Equity (Class Y Shares)...........................................     440,855
   Global Infrastructure (Class Y Shares).....................................   1,909,282
   Income Plus (Class Y Shares)...............................................   8,102,801
   Limited Duration (Class Y Shares)..........................................   2,178,400
   Money Market (Class Y Shares)..............................................  16,173,449
   Multi Cap Growth (Class Y Shares) (af).....................................  15,884,947
   Strategist (Class Y Shares) (n)(ag)........................................     990,511

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      254

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation...........................................     71,175
   Oppenheimer Capital Income (ah)............................................     43,753
   Oppenheimer Core Bond......................................................     69,737
   Oppenheimer Discovery Mid Cap Growth (ai)..................................        224
   Oppenheimer Global (aj)....................................................    234,838
   Oppenheimer Global Strategic Income........................................    136,407
   Oppenheimer Main Street....................................................     21,090
   Oppenheimer Main Street Small Cap (ak).....................................    165,177

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Appreciation (SS)......................................    448,699
   Oppenheimer Capital Income (SS) (al).......................................    582,510
   Oppenheimer Core Bond (SS).................................................  5,403,992
   Oppenheimer Discovery Mid Cap Growth (SS) (am).............................    106,985
   Oppenheimer Global (SS) (an)...............................................    390,235
   Oppenheimer Global Strategic Income (SS)...................................  7,630,748
   Oppenheimer Main Street (SS)...............................................    950,636
   Oppenheimer Main Street Small Cap (SS) (ao)................................  1,123,655

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................        443
   Money Market...............................................................        165
   PIMCO Total Return.........................................................        298
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................    275,623
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    342,122
   PIMCO VIT Real Return (Advisor Shares).....................................    443,429
   PIMCO VIT Total Return (Advisor Shares)....................................  2,360,222

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................         15
   ProFund VP Health Care.....................................................         13
   ProFund VP Mid-Cap Value...................................................         16

(ah) Previously known as Oppenheimer Balanced
(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap
(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)
(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     -----------
Investments in the ProFunds VP Sub-Accounts (continued):
   ProFund VP Telecommunications.................................................... $       236
   ProFund VP Utilities.............................................................         492

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income....................................................     895,096
   VT Capital Opportunities.........................................................     713,825
   VT Diversified Income............................................................   1,782,537
   VT Equity Income.................................................................   3,918,626
   VT George Putnam Balanced........................................................   2,536,219
   VT Global Asset Allocation.......................................................   2,489,643
   VT Global Equity.................................................................     765,656
   VT Global Health Care............................................................   1,428,143
   VT Global Utilities..............................................................     745,410
   VT Growth and Income.............................................................   4,151,978
   VT Growth Opportunities..........................................................     438,030
   VT High Yield....................................................................   4,854,441
   VT Income........................................................................   9,041,933
   VT International Equity..........................................................   3,161,234
   VT International Growth..........................................................     395,411
   VT International Value...........................................................     820,535
   VT Investors.....................................................................   1,084,158
   VT Money Market..................................................................  30,306,480
   VT Multi Cap Growth..............................................................     698,563
   VT Multi Cap Value...............................................................     664,556
   VT Research......................................................................     469,080
   VT Small Cap Value...............................................................   2,444,719
   VT Voyager.......................................................................   2,013,060

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      31,008
   Van Kampen UIF Emerging Markets Equity...........................................   1,087,867
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)...................  83,585,635
   Van Kampen UIF Growth............................................................   1,832,084
   Van Kampen UIF Mid Cap Growth....................................................   1,067,484
   Van Kampen UIF U.S. Real Estate..................................................   1,235,828

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................   2,298,335
   Van Kampen UIF Emerging Markets Equity (Class II)................................   1,168,688
   Van Kampen UIF Global Franchise (Class II).......................................   6,245,764
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)........  33,736,107

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                    ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF Growth (Class II)................................................ $    630,592
   Van Kampen UIF Mid Cap Growth (Class II)........................................    1,051,888
   Van Kampen UIF Small Company Growth (Class II)..................................      568,440
   Van Kampen UIF U.S. Real Estate (Class II)......................................    3,389,702
                                                                                    ------------
                                                                                    $472,481,984
                                                                                    ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2013.........   583   $ 10.19 - 11.17   $ 6,288        -- %        1.15 - 2.60%     7.18 -   8.72%
     2012.........   667      9.51 - 10.27     6,651       1.09         1.15 - 2.60      9.71 -  11.28
     2011.........   713      8.66 -  9.23     6,421       0.65         1.15 - 2.60     -5.13 -  -3.77
     2010.........   819      9.13 -  9.59     7,705       0.88         1.15 - 2.60      9.12 -  10.69
     2009.........   831      8.37 -  8.66     7,097       2.23         1.15 - 2.60     21.20 -  22.94

     AST Advanced Strategies
     2013.........   211     11.96 - 13.10     2,675         --         1.15 - 2.60     13.60 -  15.23
     2012.........   233     10.53 - 11.37     2,580       1.50         1.15 - 2.60     10.76 -  12.35
     2011.........   220      9.50 - 10.12     2,181       1.02         1.15 - 2.60     -2.42 -  -1.03
     2010.........   251      9.74 - 10.23     2,523       1.05         1.15 - 2.60     10.82 -  12.41
     2009.........   257      8.79 -  9.10     2,313       2.97         1.15 - 2.60     23.00 -  24.76

     AST Balanced Asset Allocation
     2013.........   815     11.69 - 12.73    10,076         --         1.00 - 2.35     16.48 -  16.79
     2012.........   853     10.17 - 10.93     9,092       0.97         1.00 - 2.35     11.32 -  12.10
     2011.........   850      9.14 -  9.75     8,187       0.64         1.15 - 2.65     -3.76 -  -2.34
     2010......... 1,013      9.49 -  9.99    10,009       0.78         1.15 - 2.65      9.41 -  11.04
     2009.........   971      8.68 -  8.99     8,667       1.45         1.15 - 2.65     20.11 -  21.89

     AST BlackRock Global Strategies
     2013.........     2     11.03 - 11.03        19         --         1.55 - 1.55      9.16 -   9.16
     2012.........     2     10.11 - 10.11        17         --         1.55 - 1.55     10.18 -  10.18

     AST Bond Portfolio 2018
     2013.........    44     13.44 - 13.75       598         --         1.50 - 1.90     -4.58 -  -4.52
     2012.........    46     14.14 - 14.41       660       0.46         1.50 - 1.90      4.11 -   4.15
     2011.........    61     13.59 - 13.83       842       0.47         1.50 - 2.00     11.35 -  11.90
     2010.........    83     12.20 - 12.36     1,029       0.99         1.50 - 2.00      9.00 -   9.54
     2009.........    98     11.19 - 11.28     1,105       0.29         1.50 - 2.00     -7.89 -  -7.44

     AST Bond Portfolio 2019
     2013.........    23     13.28 - 13.65       313         --         1.50 - 2.00     -6.70 -  -6.24
     2012.........    23     14.23 - 14.56       335       0.87         1.50 - 2.00      3.78 -   4.29
     2011.........    23     13.71 - 13.96       323       0.86         1.50 - 2.00     13.70 -  14.26
     2010.........    37     12.06 - 12.22       454       0.72         1.50 - 2.00      9.17 -   9.71
     2009.........    33     11.05 - 11.14       366       0.52         1.50 - 2.00     -9.51 -  -9.07

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2020
     2013........   --    $ 10.82 - 10.82    $   --        -- %        1.75 - 1.75%     -8.13 -  -8.13%
     2012........   --      11.67 - 11.90        --       2.51         1.50 - 2.00       4.26 -   4.74
     2011........    7      11.19 - 11.36        81       1.61         1.50 - 2.00      16.35 -  16.92
     2010........   62       9.62 -  9.72       601         --         1.50 - 2.00       9.65 -  10.19
     2009........   <1       8.82 -  8.82         2         --         1.50 - 1.50     -11.82 - -11.82

     AST Bond Portfolio 2021
     2013........   --         N/A -  N/A        --         --           N/A - N/A         N/A -   N/A
     2012........   25      13.57 - 13.77       337       0.63         1.50 - 2.00       4.69 -   5.21
     2011........   34      12.96 - 13.09       437       0.15         1.50 - 2.00      17.94 -  18.52
     2010........   27      10.95 - 11.04       301         --         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2013........   12      11.07 - 11.07       135         --         1.85 - 1.85     -10.51 - -12.00
     2012........   44      12.37 - 12.58       558       0.03         1.50 - 2.35       3.41 -   4.28
     2011........   53      11.96 - 12.06       633         --         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2013........  138       9.14 -  9.23     1,268         --         1.50 - 2.00     -12.40 - -11.53
     2012 (aq)...   18      10.43 - 10.43       192         --         1.50 - 1.50       4.33 -   4.33

     AST Bond Portfolio 2024
     2013 (a)....   27       8.70 -  8.78       239         --         1.50 - 2.35     -12.94 - -12.21

     AST Capital Growth Asset Allocation
     2013........  625      11.44 - 12.27     7,453         --         1.15 - 2.25      19.98 -  21.28
     2012........  647       9.54 - 10.12     6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011........  607       8.43 -  9.00     5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010........  708       8.87 -  9.33     6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009........  689       8.03 -  8.32     5,664       1.91         1.15 - 2.65      22.09 -  23.90

     AST Cohen & Steers Realty
     2013........    7      11.87 - 12.26        85         --         1.15 - 1.65       3.38 -   1.96
     2012........    6      11.70 - 12.02        74       1.82         1.15 - 1.65      14.03 -  15.22
     2011........    4      10.16 - 10.54        42       0.66         1.15 - 2.00       4.50 -   5.38
     2010........    4       9.72 - 10.00        41       1.78         1.15 - 2.00      26.17 -  27.23
     2009........    4       7.77 -  7.86        33       2.62         1.15 - 1.65      29.78 -  30.43

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(aq) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Federated Aggressive Growth
     2013........    2    $ 13.37 - 13.94    $   25        -- %        1.00 - 1.65%     38.52 -  39.42%
     2012........    2       9.65 - 10.00        20         --         1.00 - 1.65      18.12 -  19.67
     2011........    2       8.17 -  8.35        17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010........    1       9.56 -  9.73        13       0.05         1.15 - 1.65      30.39 -  31.04
     2009........    1       7.33 -  7.42        11       0.24         1.15 - 1.65      30.50 -  31.15

     AST FI Pyramis(R) Asset Allocation
     2013........   25      11.91 - 12.91       318         --         1.15 - 2.60      16.20 -  17.87
     2012........   20      10.25 - 10.96       221       0.56         1.15 - 2.60      10.75 -  12.34
     2011........   18       9.26 -  9.75       175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010........   23       9.74 - 10.11       234       0.35         1.15 - 2.60      10.45 -  12.03
     2009........   24       8.82 -  9.03       218       0.48         1.15 - 2.60      18.15 -  19.85

     AST First Trust Balanced Target
     2013........  219      10.33 - 11.32     2,402         --         1.15 - 2.60      11.85 -  13.45
     2012........  263       9.24 -  9.98     2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011........  266       8.57 -  9.12     2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010........  345       8.92 -  9.37     3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009........  327       8.01 -  8.29     2,680       3.70         1.15 - 2.60      20.71 -  22.44

     AST Franklin Templeton Founding Funds Allocation
     2013........  253      13.03 - 13.27     3,337         --         1.15 - 2.25      21.77 -  23.05
     2012 (ar)...  278      10.71 - 10.79     2,991         --         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2013........   <1      11.49 - 11.81         3         --         1.15 - 1.65       2.65 -   3.16
     2012........   <1      11.20 - 11.45         3       1.76         1.15 - 1.65      24.74 -  25.36
     2011........   <1       8.98 -  9.13         2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010........   <1       9.61 -  9.73         3       1.12         1.15 - 1.65      18.25 -  18.83
     2009........   <1       8.18 -  8.18         2       3.99         1.15 - 1.15      33.56 -  33.56

     AST Goldman Sachs Concentrated Growth
     2013........    4      13.99 - 14.31        55         --         1.15 - 1.50      27.82 -  28.26
     2012........    4      10.95 - 11.15        49       0.31         1.15 - 1.50      17.99 -  18.40
     2011........    6       9.28 -  9.42        53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010........    5       9.81 -  9.92        51       0.08         1.15 - 1.50       8.66 -   9.03
     2009........    5       9.02 -  9.10        45         --         1.15 - 1.50      47.19 -  47.70

     AST Goldman Sachs Large-Cap Value
     2013........    1      11.25 - 11.51        11         --         1.15 - 1.50      31.57 -  32.02
     2012........    1       8.55 -  8.72         8       0.44         1.15 - 1.50      17.89 -  18.30
     2011........    2       7.26 -  7.37        16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010........    2       7.80 -  7.89        17       1.52         1.15 - 1.50      11.22 -  11.60
     2009........    2       7.01 -  7.07        15       1.93         1.15 - 1.50      17.43 -  17.83

(ar) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Mid-Cap Growth
     2013...    3    $ 15.81 - 16.68     $ 55         -- %        1.15 - 2.00%     29.60 -  30.69%
     2012...    3      12.20 - 12.76       42          --         1.15 - 2.00      17.26 -  18.25
     2011...    4      10.40 - 10.79       48          --         1.15 - 2.00      -4.88 -  -4.08
     2010...    4      10.93 - 11.25       50          --         1.15 - 2.00      17.47 -  18.46
     2009...    6       9.31 -  9.50       57          --         1.15 - 2.00      54.01 -  55.31

     AST Goldman Sachs Multi-Asset (b)
     2013...   49      11.40 - 11.96      574          --         1.15 - 2.00       7.66 -   8.57
     2012...   50      10.59 - 11.01      543        0.62         1.15 - 2.00       7.96 -   8.88
     2011...   47       9.81 - 10.12      469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010...   55      10.06 - 10.28      557        0.42         1.15 - 2.00       9.41 -  10.33
     2009...   53       9.19 -  9.32      492        0.25         1.15 - 2.00      20.96 -  21.98

     AST Goldman Sachs Small-Cap Value
     2013...   <1      18.41 - 18.92        8          --         1.15 - 1.65      36.56 -  37.23
     2012...   <1      13.49 - 13.79        6        0.58         1.15 - 1.65      13.81 -  14.37
     2011...   <1      11.85 - 12.05        5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010...   <1      11.89 - 12.03        5        2.09         1.15 - 1.65      24.71 -  25.32
     2009...   <1       9.60 -  9.60        3        1.27         1.15 - 1.15      25.40 -  25.40

     AST Herndon Large-Cap Value (c)
     2013...    2      11.27 - 11.63       25          --         1.15 - 1.65      32.44 -  33.10
     2012...    3       8.51 -  8.74       22        1.04         1.15 - 1.65      11.56 -  12.11
     2011...    2       7.63 -  7.80       15        0.72         1.15 - 1.65      -2.11 -  -1.62
     2010...    2       7.79 -  7.92       17        1.47         1.15 - 1.65      10.61 -  11.16
     2009...    2       7.04 -  7.13       17        0.89         1.15 - 1.65      16.34 -  16.91

     AST High Yield
     2013...    6      13.89 - 14.34       89          --         1.00 - 1.50       5.88 -   6.12
     2012...    6      13.16 - 13.52       85        6.69         1.00 - 1.50      12.43 -  13.49
     2011...    3      11.70 - 11.91       33        3.49         1.15 - 1.55       1.60 -   2.00
     2010...    8      11.52 - 11.68       87        1.84         1.15 - 1.55      11.77 -  12.21
     2009...    3      10.31 - 10.41       35        6.83         1.15 - 1.55      33.48 -  34.01

     AST International Growth
     2013...    5       9.65 -  9.97       49          --         1.15 - 1.65      17.12 -  17.70
     2012...    6       8.24 -  8.47       51        1.19         1.15 - 1.65      18.41 -  18.99
     2011...    7       6.96 -  7.12       47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010...    7       8.13 -  8.27       55        0.30         1.15 - 1.65      12.64 -  13.19
     2009...   10       7.21 -  7.30       75        1.84         1.15 - 1.65      33.09 -  33.75

(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST International Value
     2013...    7    $ 9.39 -  9.70     $   65        -- %        1.15 - 1.65%     18.11 -  19.75%
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65      15.35 -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
     2009...   11      7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
     AST Investment Grade Bond
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05      -5.13 -  -4.28
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05       7.20 -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
     2009...  439     11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04

     AST J.P. Morgan Global Thematic
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75      14.96 -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90      12.27 -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10      -2.61 -  -1.70
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
     2009...   16      8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22

     AST J.P. Morgan International Equity (d)
     2013...    5     10.00 - 10.56         53         --         1.15 - 2.00      13.10 -  14.05
     2012...    5      8.84 -  9.26         49       1.88         1.15 - 2.00      19.51 -  20.52
     2011...    6      7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
     2010...    6      8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
     2009...    7      7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33

     AST J.P. Morgan Strategic Opportunities
     2013...  285     11.00 - 12.06      3,339         --         1.15 - 2.60       8.22 -   9.77
     2012...  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60       7.90 -   9.46
     2011...  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60      -2.31 -  -0.91
     2010...  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
     2009...  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63

     AST Large-Cap Value
     2013...    1     11.08 - 11.08          8         --         1.15 - 1.15      38.27 -  38.27
     2012...   <1      8.01 -  8.01          6       0.64         1.15 - 1.15      15.55 -  15.55
     2011...   <1      6.94 -  6.94          1       1.29         1.15 - 1.15      -5.27 -  -5.27
     2010...   <1      7.32 -  7.32          1       1.97         1.15 - 1.15      11.87 -  11.87
     2009...    1      6.49 -  6.54          8       2.67         1.15 - 1.50      17.67 -  18.07

(d) Previously known as AST JPMorgan International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Loomis Sayles Large-Cap Growth (e)
     2013...   10    $ 12.77 - 13.61    $  133        -- %        1.00 - 2.00%     33.93 - 35.26%
     2012...   10       9.54 - 10.06        98       0.36         1.00 - 2.00      10.06 - 11.88
     2011...    8       8.66 -  8.99        74       0.28         1.15 - 2.00      -2.86 - -2.04
     2010...    8       8.92 -  9.18        77       0.63         1.15 - 2.00      17.40 - 18.39
     2009...   10       7.60 -  7.75        77       0.69         1.15 - 2.00      27.21 - 28.28

     AST Lord Abbett Core Fixed Income
     2013...    4      12.75 - 13.16        58         --         1.00 - 1.50      -3.45 - -2.97
     2012...    5      13.21 - 13.57        62       1.05         1.00 - 1.50       4.36 -  5.57
     2011...    4      12.66 - 12.85        49       1.78         1.15 - 1.50       8.54 -  8.92
     2010...    4      11.66 - 11.80        51       6.21         1.15 - 1.50      11.74 - 12.12
     2009...    6      10.44 - 10.52        59       5.65         1.15 - 1.50      32.61 - 33.07

     AST MFS Global Equity
     2013...    5      14.13 - 14.59        67         --         1.00 - 1.50      25.75 - 26.37
     2012...    5      11.24 - 11.54        56       0.97         1.00 - 1.50      21.25 - 22.66
     2011...    4       9.27 -  9.41        39       0.46         1.15 - 1.50      -4.56 - -4.23
     2010...    4       9.71 -  9.83        41       0.44         1.15 - 1.50      10.39 - 10.77
     2009...    5       8.80 -  8.87        43       3.06         1.15 - 1.50      29.56 - 30.01

     AST MFS Growth
     2013...    1      14.31 - 14.31        18         --         1.15 - 1.15      35.15 - 35.15
     2012...    1      10.59 - 10.59        14         --         1.15 - 1.15      15.75 - 15.75
     2011...    2       9.15 -  9.15        14       0.34         1.15 - 1.15      -1.72 - -1.72
     2010...    2       9.31 -  9.31        16       0.12         1.15 - 1.15      11.50 - 11.50
     2009...    2       8.35 -  8.35        16       0.21         1.15 - 1.15      22.89 - 22.89

     AST Mid-Cap Value
     2013...    3      13.90 - 14.67        41         --         1.15 - 2.00      29.82 - 30.91
     2012...    3      10.71 - 11.21        31       0.62         1.15 - 2.00      16.08 - 17.06
     2011...    4       9.23 -  9.57        38       0.61         1.15 - 2.00      -5.34 - -4.55
     2010...    4       9.75 - 10.03        39       0.67         1.15 - 2.00      21.18 - 22.20
     2009...    4       8.04 -  8.21        32       1.20         1.15 - 2.00      36.16 - 37.31

     AST Money Market
     2013...   45       9.24 -  9.84       422         --         1.00 - 2.00      -1.43 - -0.99
     2012...   34       9.34 -  9.86       325       0.01         1.15 - 1.85      -2.41 - -1.14
     2011...   43       9.57 -  9.97       418       0.02         1.15 - 2.10      -2.03 - -1.12
     2010...   77       9.77 - 10.08       773       0.02         1.15 - 2.10      -2.03 - -1.11
     2009...  123       9.99 - 10.20     1,250       0.27         1.15 - 2.00      -1.72 - -0.90

(e) Previously known as AST Marsico Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Neuberger Berman / LSV Mid-Cap Value
     2013........    2    $ 14.78 - 15.25     $ 26         -- %        1.15 - 1.65%     39.70 -  40.39%
     2012........    2      10.58 - 10.87       25        0.94         1.15 - 1.65      15.22 -  15.79
     2011........    4       9.18 -  9.38       34        0.87         1.15 - 1.65      -4.07 -  -3.59
     2010........    4       9.57 -  9.73       38        1.14         1.15 - 1.65      21.43 -  22.03
     2009........    4       7.88 -  7.98       34        2.10         1.15 - 1.65      38.36 -  39.04

     AST Neuberger Berman Mid-Cap Growth
     2013........    4      13.69 - 14.27       52          --         1.00 - 1.65      30.46 -  31.30
     2012........    4      10.49 - 10.87       41          --         1.00 - 1.65      10.55 -  12.00
     2011........    3       9.49 -  9.70       32          --         1.15 - 1.65       0.04 -   0.53
     2010........    3       9.49 -  9.65       33          --         1.15 - 1.65      26.59 -  27.21
     2009........    4       7.50 -  7.59       32          --         1.15 - 1.65      27.68 -  28.31

     AST New Discovery Asset Allocation
     2013........   <1      12.11 - 12.11        3          --         1.50 - 1.50      17.16 -  17.16
     2012 (as)...    1      10.34 - 10.34        6        2.32         1.50 - 1.50       3.37 -   3.37

     AST Parametric Emerging Markets Equity
     2013........    2       9.85 - 10.12       16          --         1.15 - 1.65      -1.41 -  -0.92
     2012........    2       9.99 - 10.22       17        1.57         1.15 - 1.65      16.01 -  16.59
     2011........    2       8.62 -  8.76       21        0.88         1.15 - 1.65     -21.57 - -21.18
     2010........    3      10.93 - 11.12       37        0.47         1.15 - 1.85      20.05 -  20.88
     2009........    3       9.15 -  9.20       28        1.00         1.15 - 1.50      64.05 -  64.62

     AST PIMCO Limited Maturity Bond
     2013........    9      11.37 - 11.85      103          --         1.00 - 1.65      -3.76 -  -3.14
     2012........   10      11.82 - 12.24      116        1.12         1.00 - 1.65       2.99 -   4.34
     2011........    9      11.47 - 11.73      108        0.91         1.15 - 1.65       0.59 -   1.09
     2010........   10      11.41 - 11.60      114        2.35         1.15 - 1.65       2.21 -   2.72
     2009........   14      11.16 - 11.29      160        4.81         1.15 - 1.65       8.44 -   8.97

     AST PIMCO Total Return Bond
     2013........    9      13.06 - 13.61      114          --         1.00 - 1.65      -2.81 -  -1.61
     2012........   33      13.27 - 14.00      440        2.47         1.00 - 2.00       7.17 -   8.95
     2011........   33      12.38 - 12.85      411        1.75         1.15 - 2.00       1.16 -   2.00
     2010........   33      12.24 - 12.60      408        1.58         1.15 - 2.00       5.60 -   6.49
     2009........   35      11.59 - 11.83      412        2.67         1.15 - 2.00      14.24 -  15.20

(as) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Preservation Asset Allocation
     2013...   684   $ 11.66 - 12.78   $ 8,487        -- %        1.15 - 2.60%     6.44 -   7.97%
     2012...   752     10.95 - 11.83     8,681       1.14         1.15 - 2.60      7.57 -   9.12
     2011...   768     10.18 - 10.84     8,176       0.90         1.15 - 2.60     -1.56 -  -0.15
     2010...   779     10.34 - 10.86     8,337       1.37         1.15 - 2.60      7.77 -   9.31
     2009...   895      9.60 -  9.94     8,805       1.46         1.15 - 2.60     16.99 -  18.67

     AST Prudential Growth Allocation (f)
     2013...   878      9.94 - 10.89     9,291         --         1.15 - 2.60     14.06 -  15.69
     2012... 1,112      8.71 -  9.41    10,160       1.72         1.15 - 2.60     10.05 -  11.63
     2011... 1,133      7.92 -  8.43     9,291       1.21         1.15 - 2.60     -8.59 -  -7.28
     2010... 1,669      8.66 -  9.10    14,890       1.99         1.15 - 2.60     16.00 -  17.66
     2009... 1,369      7.47 -  7.73    10,439       2.21         1.15 - 2.60     22.78 -  24.54

     AST QMA US Equity Alpha
     2013...     4     12.28 - 12.88        47         --         1.00 - 1.75     30.15 -  31.12
     2012...     5      9.43 -  9.82        47       0.73         1.00 - 1.75     16.76 -  18.41
     2011...     3      8.08 -  8.29        29       0.68         1.15 - 1.75      1.68 -   2.28
     2010...     4      7.95 -  8.11        29       0.61         1.15 - 1.75     13.07 -  13.74
     2009...     4      7.03 -  7.13        29       2.91         1.15 - 1.75     19.72 -  20.43

     AST RCM World Trends (av)
     2013...   136     10.77 - 11.71     1,550         --         1.15 - 2.65      9.53 -  11.16
     2012...   169      9.83 - 10.53     1,741       0.61         1.15 - 2.65      7.43 -   9.02
     2011...   170      9.15 -  9.66     1,613       0.39         1.15 - 2.65     -4.35 -  -2.93
     2010...   185      9.57 -  9.95     1,823       0.54         1.15 - 2.65      9.03 -  10.64
     2009...   185      8.77 -  8.99     1,650       0.39         1.15 - 2.65     20.20 -  21.98

     AST Schroders Global Tactical
     2013...    43     11.89 - 12.30       520         --         1.15 - 1.75     14.97 -  16.72
     2012...    38     10.37 - 10.54       402       0.63         1.15 - 1.50     14.39 -  14.58
     2011...    28      9.06 -  9.19       255       0.26         1.15 - 1.55     -3.88 -  -3.50
     2010...    33      9.43 -  9.53       317       0.39         1.15 - 1.55     12.60 -  13.04
     2009...    22      8.37 -  8.43       181       0.70         1.15 - 1.55     24.91 -  25.41

     AST Schroders Multi-Asset World Strategies
     2013...    61     10.87 - 11.91       704         --         1.15 - 2.60     11.50 -  13.10
     2012...    80      9.75 - 10.53       821       2.64         1.15 - 2.60      8.31 -   9.87
     2011...    66      9.00 -  9.58       623       1.97         1.15 - 2.60     -5.83 -  -4.48
     2010...    82      9.56 - 10.03       813       0.66         1.15 - 2.60      8.98 -  10.54
     2009...    89      8.77 -  9.08       797       1.87         1.15 - 2.60     24.18 -  25.96

(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Small-Cap Growth
     2013...   <1    $ 16.11 - 16.47    $    4        -- %        1.15 - 1.50%    33.17 -  33.63%
     2012...   <1      12.09 - 12.32         3         --         1.15 - 1.50     10.51 -  10.90
     2011...   <1      10.94 - 11.11         3         --         1.15 - 1.50     -2.44 -  -2.11
     2010...   <1      11.22 - 11.35         3       0.21         1.15 - 1.50     34.40 -  34.86
     2009...   <1       8.35 -  8.42         2       0.05         1.15 - 1.50     31.93 -  32.38

     AST Small-Cap Value
     2013...    2      14.71 - 15.19        30         --         1.15 - 1.65     35.84 -  37.72
     2012...    2      10.89 - 11.18        23       0.59         1.15 - 1.65     16.81 -  18.03
     2011...    3       9.22 -  9.57        30       0.56         1.15 - 2.00     -7.82 -   7.04
     2010...    3      10.01 - 10.30        34       0.42         1.15 - 2.00     23.52 -  24.56
     2009...    3       8.10 -  8.27        28       1.29         1.15 - 2.00     24.51 -  25.56

     AST Templeton Global Bond (g)
     2013...    5      11.73 - 12.11        56         --         1.15 - 1.65     -5.32 -  -4.85
     2012...    5      12.39 - 12.73        62       1.86         1.15 - 1.65      3.51 -   4.03
     2011...    8      11.97 - 12.24        95       2.63         1.15 - 1.65      2.43 -   2.94
     2010...    8      11.69 - 11.89        95       2.79         1.15 - 1.65      4.03 -   4.54
     2009...   10      11.23 - 11.37       113       6.65         1.15 - 1.65     10.29 -  10.84

     AST T. Rowe Price Asset Allocation
     2013...  513      12.08 - 13.24     6,585         --         1.15 - 2.60     13.87 -  15.50
     2012...  507      10.61 - 11.46     5,669       1.31         1.15 - 2.60     10.61 -  12.20
     2011...  524       9.59 - 10.22     5,235       1.10         1.15 - 2.60     -0.60 -   0.82
     2010...  595       9.65 - 10.13     5,927       0.97         1.15 - 2.60      8.71 -  10.27
     2009...  572       8.88 -  9.19     5,192       2.23         1.15 - 2.60     20.99 -  22.73

     AST T. Rowe Price Equity Income
     2013...    7      10.25 - 10.92        77         --         1.00 - 2.00     27.14 -  28.40
     2012...    8       8.06 -  8.50        63       0.19         1.00 - 2.00     14.94 -  16.85
     2011...    6       7.01 -  7.28        44       1.06         1.15 - 2.00     -3.57 -  -2.76
     2010...    6       7.27 -  7.48        46       1.31         1.15 - 2.00     11.02 -  11.96
     2009...    8       6.55 -  6.69        52       2.57         1.15 - 2.00     21.37 -  22.39

     AST T. Rowe Price Large-Cap Growth
     2013...    1      16.21 - 16.57        17         --         1.15 - 1.50     41.89 -  42.39
     2012...    3      11.42 - 11.64        33         --         1.15 - 1.50     15.84 -  16.24
     2011...    3       9.86 - 10.01        32         --         1.15 - 1.50     -3.15 -  -2.81
     2010...    3      10.18 - 10.30        33         --         1.15 - 1.50     14.10 -  14.49
     2009...    4       8.92 -  9.00        39         --         1.15 - 1.50     51.10 -  51.62

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Natural Resources
     2013.........    13   $ 9.66 -  9.97    $   126        -- %        1.15 - 1.65%     13.51 -  14.07%
     2012.........    14     8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011.........    14     8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010.........    12     9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009.........    15     8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65

     AST Wellington Management Hedged Equity
     2013.........    15    10.30 - 10.40        160         --         1.50 - 1.65      18.54 -  18.72
     2012.........    14     8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011.........    13     7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010.........    14     8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009.........    14     7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53

     AST Western Asset Core Plus Bond
     2013.........     1    12.09 - 12.09         13         --         1.00 - 1.00      -2.47 -  -2.47
     2012.........     1    12.39 - 12.39         13         --         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2013......... 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59      30.26 -  32.79
     2012......... 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59      10.63 -  12.79
     2011......... 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59      -1.64 -   0.27
     2010......... 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009......... 3,442     6.43 - 11.47     28,380         --         0.70 - 2.59      29.43 -  31.94

     Alliance Bernstein VPS Growth & Income
     2013......... 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59      31.11 -  33.65
     2012......... 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011......... 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010......... 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59       9.88 -  12.01
     2009......... 7,866    10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51

     Alliance Bernstein VPS International Value
     2013......... 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59      19.55 -  21.15
     2012......... 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59      11.23 -  12.72
     2011......... 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010......... 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009......... 2,299     9.51 - 10.12     22,857       1.01         1.29 - 2.59      30.88 -  32.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Large Cap Growth
     2013... 1,886   $10.61 - 17.19    $20,320        -- %        0.94 - 2.59%     31.57 -  33.45%
     2012... 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011... 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010... 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009... 3,398     6.68 - 11.30     22,723         --         0.70 - 2.59      33.56 -  36.15

     Alliance Bernstein VPS Small/Mid Cap Value
     2013...   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59      34.07 -  35.86
     2012...   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011... 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010... 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009... 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82

     Alliance Bernstein VPS Value
     2013...    84    12.10 - 13.57      1,089       1.89         1.29 - 2.59      32.96 -  34.73
     2012...   139     9.10 - 10.08      1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011...   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010...   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009...   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2013...     1    20.48 - 20.48         12       1.63         1.45 - 1.45      15.74 -  15.74
     2012...     1    17.70 - 17.70         11       2.14         1.45 - 1.45      10.19 -  10.19
     2011...     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
     2010...     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
     2009...     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82

     American Century VP International
     2013...    --    18.95 - 18.95          6       1.65         1.45 - 1.45      20.65 -  20.65
     2012...    <1    15.71 - 15.71          5       0.83         1.45 - 1.45      19.41 -  19.41
     2011...    <1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010...    <1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2013........    1    $  14.48 -14.97    $   20       1.25%        1.15 - 1.37%    32.52 -  32.81%
     2012........    1      10.59 - 11.27        15       0.82         1.15 - 1.59     10.20 -  10.69
     2011........    1       9.61 - 10.18        14       1.02         1.15 - 1.59     -0.69 -  -0.25
     2010........    2       8.39 - 10.21        18       0.65         1.15 - 1.60     12.98 -  13.50
     2009........    3       5.71 -  8.99        25       0.91         1.15 - 1.65     31.57 -  32.23

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2013........   33      14.36 - 17.52       555       1.84          1.15 -1.85     29.59 -  30.52
     2012........   35      11.08 - 13.43       451       2.07         1.15 - 1.85     13.59 -  14.41
     2011........   39       9.76 - 11.74       442       1.88         1.15 - 1.85     -0.00 -   0.72
     2010........   42       9.76 - 11.65       472       1.80         1.15 - 1.85     12.72 -  13.53
     2009........   53       8.66 - 10.26       527       1.91         1.15 - 1.85     24.00 -  24.89

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2013........    5      15.57 - 17.91        90       0.90         1.15 - 2.00     34.05 -  35.22
     2012........    6      11.61 - 13.25        75       1.37         1.15 - 2.00     15.71 -  16.72
     2011........    8      10.04 - 11.35        88       1.26         1.15 - 2.00     -4.73 -  -3.90
     2010........   11      10.53 - 11.81       126       1.13         1.15 - 2.00     16.24 -  17.25
     2009........   13       9.06 - 10.07       122       1.23         1.15 - 2.00     26.21 -  27.31

     VIF Money Market
     2013........   40       9.60 - 11.63       425         --         1.15 - 1.85     -1.85 -  -1.14
     2012........   47       9.78 - 11.76       506         --         1.15 - 1.85     -1.85 -  -1.15
     2011........   53       9.97 - 11.90       577       0.01         1.15 - 1.85     -1.84 -  -1.13
     2010........   65      10.16 - 12.04       703       0.01         1.15 - 1.85     -1.84 -  -1.13
     2009........   97      10.35 - 12.18     1,064       0.17         1.15 - 1.85     -1.72 -  -1.02

Investments in the
  DWS Investments Variable Series I
   Sub-Accounts:
     DWS Bond VIP A
     2013........   20      14.79 - 15.01       299       3.38         0.70 - 0.80     -3.81 -  -3.71
     2012........   23      15.37 - 15.59       365       4.45         0.70 - 0.80      6.91 -   7.02
     2011........   20      14.38 - 14.57       296       8.30         0.70 - 0.80      4.84 -   4.95
     2010........   38      13.72 - 13.88       526       4.42         0.70 - 0.80      5.94 -   6.04
     2009........   40      12.95 - 13.09       524       8.01         0.70 - 0.80      9.19 -   9.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2013.........   61    $ 17.85 - 18.12    $1,106       1.19%        0.70 - 0.80%     33.57 -  33.70%
     2012.........   69      13.36 - 13.55       928       0.88         0.70 - 0.80      15.12 -  15.24
     2011.........   82      11.61 - 11.76       967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010.........   95      12.25 - 12.40     1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009.........  119      10.58 - 10.70     1,268       1.26         0.70 - 0.80      25.85 -  25.98

     DWS Core Equity VIP A
     2013.........   37      16.17 - 16.42       611       1.25         0.70 - 0.80      36.23 -  36.37
     2012.........   32      11.87 - 12.04       382       1.23         0.70 - 0.80      14.89 -  15.00
     2011.........   39      10.33 - 10.47       405       1.17         0.70 - 0.80      -0.94 -  -0.84
     2010.........   40      10.43 - 10.56       419       1.66         0.70 - 0.80      13.48 -  13.60
     2009.........   51       9.19 -  9.30       472       2.02         0.70 - 0.80      33.07 -  33.21

     DWS Global Small Cap Growth VIP A
     2013.........   33      35.17 - 35.71     1,176       0.63         0.70 - 0.80      34.85 -  34.99
     2012.........   38      26.08 - 26.45     1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011.........   46      22.79 - 23.09     1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010.........   42      25.49 - 25.81     1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009.........   54      20.29 - 20.52     1,100       1.61         0.70 - 0.80      47.02 -  47.17

     DWS International VIP A
     2013.........   22      13.31 - 13.52       290       4.65         0.70 - 0.80      19.27 -  19.39
     2012.........   29      11.16 - 11.32       324       2.13         0.70 - 0.80      19.68 -  19.80
     2011.........   31       9.33 -  9.45       289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010.........   34      11.28 - 11.42       385       2.31         0.70 - 0.80       0.81 -   0.91
     2009.........   46      11.19 - 11.32       524       4.25         0.70 - 0.80      32.45 -  32.58

Investments in the
  DWS Investments Variable Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II
     2013.........   87      14.93 - 15.07     1,310       2.13         0.70 - 0.80      15.69 -  15.81
     2012.........   97      12.91 - 13.01     1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011.........  102      11.52 - 11.60     1,185       1.62         0.70 - 0.80      -2.21 -  -2.11
     2010.........  122      11.78 - 11.85     1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009.........  149      10.67 - 10.73     1,601       3.59         0.70 - 0.80      22.44 -  22.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2013..............    16   $ 10.29 - 10.37   $   169       0.01%        0.70 - 0.80%     -0.79 - -0.69%
     2012..............    17     10.37 - 10.44       173       0.01         0.70 - 0.80      -0.79 - -0.69
     2011..............    25     10.46 - 10.51       259       0.01         0.70 - 0.80      -0.79 - -0.69
     2010..............    34     10.54 - 10.59       355       0.01         0.70 - 0.80      -0.79 - -0.69
     2009..............    56     10.62 - 10.66       596       0.45         0.70 - 0.80      -0.47 - -0.37

     DWS Small Mid Cap Growth VIP A II
     2013..............    22     17.53 - 17.69       384       0.12         0.70 - 0.80      41.64 - 41.78
     2012..............    23     12.38 - 12.47       282         --         0.70 - 0.80      13.43 - 13.55
     2011..............    30     10.91 - 10.99       324       0.52         0.70 - 0.80      -4.67 - -4.58
     2010..............    32     11.45 - 11.51       368         --         0.70 - 0.80      28.41 - 28.53
     2009..............    39      8.91 -  8.96       347         --         0.70 - 0.80      39.48 - 39.62

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2013..............   481      9.60 - 11.24     5,678         --         1.15 - 1.85      -1.85 - -1.14
     2012..............   589      9.79 - 11.37     7,077         --         1.15 - 1.85      -1.86 - -1.15
     2011..............   727      9.97 - 11.50     8,816         --         1.15 - 1.85      -1.84 - -1.14
     2010..............   917     10.16 - 11.64    11,242         --         1.15 - 1.85      -1.85 - -1.14
     2009.............. 1,287     10.35 - 11.77    15,995       0.41         1.15 - 1.85      -1.41 - -0.70

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2013..............   238     21.07 - 28.13     5,318       1.05         1.15 - 1.65      29.14 - 29.79
     2012..............   263     14.25 - 21.67     4,535       1.29         1.15 - 1.65       0.03 - 15.08
     2011..............   322     14.25 - 18.83     4,845       0.92         1.15 - 1.65      -3.64 -  9.76
     2010..............   417     14.86 - 19.54     6,552       1.11         1.15 - 1.65      15.30 - 15.88
     2009..............   526     12.89 - 16.86     7,153       1.28         1.15 - 1.65      33.49 - 34.16

     VIP Equity-Income
     2013..............    44     16.27 - 19.67       813       2.40         1.15 - 1.65      26.05 - 26.68
     2012..............    54     12.90 - 15.53       784       2.81         1.15 - 1.65      15.38 - 15.96
     2011..............    73     11.18 - 13.39       920       2.38         1.15 - 1.65      -0.68 - -0.18
     2010..............    86     11.26 - 13.42     1,087       1.64         1.15 - 1.65      13.27 - 13.83
     2009..............   109      9.94 - 11.79     1,225       2.22         1.15 - 1.65      28.08 - 28.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2013............  261    $13.10 - 17.26     $3,578       0.28%        1.15 - 1.65%     34.11 -  34.78%
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65      12.81 -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82

     VIP High Income
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65       4.21 -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31

     VIP Index 500
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65      30.08 -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65      14.01 -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16

     VIP Investment Grade Bond
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45      -3.19 -  -3.00
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29

     VIP Overseas
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65      28.30 -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2013............    1     14.49 - 14.49         13       0.24         1.60 - 1.60      20.14 -  20.14
     2012............    5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011............    5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010............    8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009............    9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2013..... 3,152     $14.79 - 16.80      $50,943        0.76%        1.29 - 2.59%    27.56 -  29.26%
     2012..... 4,188      11.44 - 13.17       52,723        1.06         1.29 - 2.59     13.13 -  14.64
     2011..... 5,398       9.98 - 11.64       58,993        0.72         1.29 - 2.59     -4.04 -  19.05
     2010..... 6,781      10.40 - 12.29       77,662        0.94         1.29 - 2.59     13.90 -  15.42
     2009..... 7,788       9.01 - 10.79       77,547        1.12         1.29 - 2.59     31.96 -  33.72

     VIP Equity-Income (Service Class 2)
     2013.....    41      15.72 - 16.47          640        2.11         1.35 - 2.00     25.27 -  26.10
     2012.....    54      12.47 - 13.15          662        2.79         1.35 - 2.00     14.71 -  15.47
     2011.....    65      10.80 - 11.46          691        2.08         1.35 - 2.00     -1.35 -  -0.70
     2010.....    84      10.87 - 11.62          908        1.42         1.35 - 2.00     12.62 -  13.37
     2009.....   106       9.59 - 10.32        1,018        1.75         1.35 - 2.00     27.29 -  28.13

     VIP Freedom 2010 Portfolio (Service Class 2)
     2013.....   438      12.36 - 13.63        5,815        1.20         1.29 - 2.54     10.32 -  11.74
     2012.....   659      11.20 - 12.19        7,849        1.60         1.29 - 2.54      8.74 -  10.14
     2011.....   804      10.30 - 11.07        8,729        1.84         1.29 - 2.54     -2.95 -  -1.71
     2010.....   834      10.61 - 11.26        9,258        1.83         1.29 - 2.54      9.69 -  11.09
     2009.....   969       9.67 - 10.14        9,706        3.65         1.29 - 2.54     20.81 -  22.36

     VIP Freedom 2020 Portfolio (Service Class 2)
     2013.....   397      12.45 - 13.46        5,203        1.42         1.29 - 2.29     12.99 -  14.14
     2012.....   499      11.02 - 11.79        5,753        1.70         1.29 - 2.29     10.48 -  11.61
     2011.....   595       9.97 - 10.57        6,166        1.86         1.29 - 2.29     -3.50 -  -2.51
     2010.....   671      10.33 - 10.84        7,168        1.83         1.29 - 2.29     11.71 -  12.85
     2009.....   775       9.25 -  9.60        7,366        3.23         1.29 - 2.29     25.60 -  26.89

     VIP Freedom 2030 Portfolio (Service Class 2)
     2013.....   197      13.01 - 13.63        2,623        1.45         1.29 - 1.89     19.11 -  19.84
     2012.....   219      10.92 - 11.37        2,448        1.98         1.29 - 1.89     13.00 -  13.69
     2011.....   220       9.66 - 10.00        2,169        1.47         1.29 - 1.89     -4.66 -  -4.08
     2010.....   346      10.14 - 10.43        3,560        1.84         1.29 - 1.89     13.70 -  14.40
     2009.....   318       8.85 -  9.12        2,867        2.12         1.29 - 2.09     28.44 -  29.49

     VIP Freedom Income Portfolio (Service Class 2)
     2013.....   152      11.64 - 12.48        1,856        1.09         1.29 - 2.19      2.90 -   3.85
     2012.....   207      11.31 - 12.02        2,445        1.06         1.29 - 2.19      4.53 -   4.88
     2011.....   281      10.82 - 11.46        3,164        1.61         1.29 - 2.29     -0.93 -   0.08
     2010.....   285      10.92 - 11.45        3,213        1.52         1.29 - 2.29      4.80 -   5.87
     2009.....   345      10.42 - 10.82        3,692        3.70         1.29 - 2.29     12.01 -  13.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2013...    11   $12.19 - 13.00    $   145       0.05%        1.35 - 1.85%    33.49 -  34.17%
     2012...    12     9.13 -  9.69        117       0.35         1.35 - 1.85     12.28 -  12.85
     2011...    14     8.13 -  8.58        120       0.10         1.35 - 1.85     -1.88 -  -1.38
     2010...    27     8.29 -  8.70        235       0.03         1.35 - 1.85     21.57 -  22.19
     2009...    35     6.82 -  7.12        250       0.15         1.35 - 1.85     25.60 -  26.24

     VIP Growth & Income (Service Class 2)
     2013...   761    15.22 - 17.07     12,624       1.61         1.29 - 2.59     29.80 -  31.53
     2012...   906    11.72 - 12.98     11,479       2.01         1.29 - 2.59     15.18 -  16.72
     2011... 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59     -1.26 -   0.05
     2010...   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59     11.58 -  13.07
     2009... 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59     23.73 -  25.38

     VIP Growth Stock (Service Class 2)
     2013...    95    15.22 - 16.65      1,546       0.31         1.29 - 2.44     29.99 -  32.88
     2012...    92    11.71 - 12.53      1,128       0.58         1.29 - 2.29     15.46 -  16.65
     2011...   125    10.14 - 10.74      1,315         --         1.29 - 2.29     -1.85 -  -0.84
     2010...   233    10.33 - 10.83      2,481         --         1.29 - 2.29     17.03 -  18.22
     2009...   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29     41.12 -  42.56

     VIP High Income (Service Class 2)
     2013...   307    14.84 - 16.43      4,993       5.35         1.29 - 2.44      3.12 -   4.33
     2012...   365    14.39 - 15.75      5,701       5.34         1.29 - 2.44     11.18 -  12.50
     2011...   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44      1.19 -   2.38
     2010...   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44     10.90 -  12.21
     2009...   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44     39.97 -  41.61

     VIP Index 500 (Service Class 2)
     2013...   644    13.46 - 14.73      9,263       1.82         1.29 - 2.44     28.69 -  30.21
     2012...   598    10.46 - 11.31      6,649       1.86         1.29 - 2.44     12.80 -  14.14
     2011...   684     9.27 -  9.91      6,687       1.70         1.29 - 2.44     -0.69 -   0.47
     2010...   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44     11.93 -  13.25
     2009...   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44     23.22 -  24.67

     VIP Investment Grade Bond (Service Class 2)
     2013...    <1    14.64 - 14.64          2       2.40         1.50 - 1.50     -3.54 -  -3.54
     2012...    <1    15.18 - 15.18          2       2.19         1.50 - 1.50      4.02 -   4.02
     2011...    <1    14.59 - 14.59          1       3.10         1.50 - 1.50      5.43 -   5.43
     2010...    <1    13.84 - 13.84          1       3.47         1.50 - 1.50      5.93 -   5.93
     2009...    <1    13.06 - 13.06          1       9.98         1.50 - 1.50     13.74 -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Mid Cap (Service Class 2)
     2013.........   869   $15.70 - 19.29    $15,307       0.26%        1.29 - 2.44%     34.12 -  34.13%
     2012......... 1,098    11.70 - 14.38     14,508       0.37         1.29 - 2.59      11.59 -  13.08
     2011......... 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010......... 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009......... 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95

     VIP Money Market (Service Class 2)
     2013.........   961     9.16 -  9.52      9,439       0.01         1.25 - 2.59      -2.58 -  -1.23
     2012......... 1,363     9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011......... 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010......... 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009......... 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04

     VIP Overseas (Service Class 2)
     2013.........     3    13.98 - 14.91         41       1.10         1.35 - 1.85      27.76 -  28.41
     2012.........     3    10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011.........     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010.........     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009.........     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2013.........   140    15.71 - 17.32      2,339         --         1.29 - 2.39      35.71 -  36.33
     2012.........   211    11.53 - 12.76      2,621         --         1.29 - 2.59       6.43 -   7.85
     2011.........   277    10.83 - 11.83      3,204         --         1.29 - 2.59      -7.26 -  -6.03
     2010.........   344    11.68 - 12.59      4,240         --         1.29 - 2.59      13.19 -  14.70
     2009.........   397    10.32 - 10.98      4,282         --         1.29 - 2.59      29.53 -  31.25

     Franklin Growth and Income Securities
     2013......... 1,486    18.54 - 21.73     31,193       2.61         1.29 - 2.69      26.12 -  27.93
     2012......... 1,922    14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011......... 2,360    13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010......... 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009......... 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92

     Franklin High Income Securities
     2013.........   595    15.71 - 17.89     10,280       7.20         1.28 - 2.59       5.04 -   6.46
     2012.........   692    14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011.........   747    13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010.........   893    13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009.........   908    11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2013.....  7,996    $15.52 - 17.67      $137,214       6.35%        1.28 - 2.59%     10.99 - 12.49%
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59       9.73 - 11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59      -0.26 -  1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59       9.76 - 11.24
     2009..... 16,850     11.64 - 12.56       207,946       7.91         1.28 - 2.59      32.09 - 33.87

     Franklin Large Cap Growth Securities
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54      25.37 - 26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54       9.51 - 10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54      -4.00 - -2.77
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49       8.81 - 10.15
     2009.....  5,184      9.36 -  9.98        51,013       1.35         1.29 - 2.49      26.50 - 28.06

     Franklin Small Cap Value Securities
     2013.....  1,109     20.16 - 29.05        33,819       1.33         1.28 - 2.69      32.58 - 34.51
     2012.....  1,414     14.99 - 21.91        32,367       0.79         1.28 - 2.69      15.20 - 16.88
     2011.....  1,731     12.82 - 19.02        34,175       0.69         1.28 - 2.69      -6.34 - -4.98
     2010.....  2,038     13.49 - 20.31        42,888       0.72         1.28 - 2.69      24.78 - 26.59
     2009.....  2,387     10.66 - 16.28        40,027       1.60         1.28 - 2.69      25.68 - 27.51

     Franklin Small Mid-Cap Growth Securities
     2013.....     45     26.43 - 32.50         1,155         --         1.15 - 2.34      34.92 - 36.58
     2012.....     78     19.59 - 23.80         1,559         --         1.15 - 2.34       8.25 -  9.58
     2011.....     89     18.09 - 21.72         1,618         --         1.15 - 2.34      -7.16 - -5.92
     2010.....    125     19.47 - 23.08         2,427         --         1.15 - 2.34      24.50 - 26.17
     2009.....    151     15.62 - 18.29         2,308         --         1.15 - 2.34      40.22 - 41.93

     Franklin U.S. Government
     2013.....  1,541     11.11 - 12.76        19,112       2.81         1.29 - 2.69      -4.87 - -3.50
     2012.....  2,156     11.68 - 13.22        27,760       2.75         1.29 - 2.69      -0.86 -  0.57
     2011.....  2,352     11.78 - 13.15        30,171       3.05         1.29 - 2.69       2.85 -  4.32
     2010.....  2,990     11.46 - 12.60        36,872       3.27         1.29 - 2.69       2.45 -  3.93
     2009.....  3,519     11.18 - 12.13        41,848       3.63         1.29 - 2.69       0.32 -  1.76

     Mutual Global Discovery Securities
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59      23.89 - 25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54      10.47 - 11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54      -5.42 - -4.21
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54       9.12 - 10.51
     2009.....  2,263      9.98 - 10.48        24,825       1.11         1.29 - 2.59      20.12 - 21.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
     2013......... 3,925   $ 18.64 - 27.99   $ 75,874       2.03%       1.15 - 2.69%     24.81 -  26.79%
     2012......... 5,070     14.94 - 22.07     77,900       2.02        1.15 - 2.69      11.16 -  12.93
     2011......... 6,198     13.44 - 19.54     84,958       2.24        1.15 - 2.69      -3.70 -  -2.17
     2010......... 7,794     13.95 - 19.98    109,831       1.53        1.15 - 2.69       8.21 -   9.92
     2009......... 9,119     12.90 - 18.17    117,555       1.83        1.15 - 2.69      22.66 -  24.61

     Templeton Developing Markets Securities
     2013.........   429     23.46 - 30.89     14,605       1.95        1.15 - 2.49      -3.39 -  -2.20
     2012.........   528     31.98 - 36.19     18,473       1.38        1.29 - 2.49      10.34 -  11.70
     2011.........   673     28.98 - 32.40     21,178       0.95        1.29 - 2.49     -17.95 - -16.94
     2010.........   793     35.32 - 39.01     30,100       1.55        1.29 - 2.49      14.66 -  16.07
     2009.........   910     30.81 - 33.61     29,859       4.09        1.29 - 2.49      68.30 -  70.37

     Templeton Foreign Securities
     2013......... 4,142     17.84 - 21.60     86,941       2.39        1.15 - 2.69      19.66 -  21.56
     2012......... 5,152     14.68 - 18.05     89,891       2.99        1.15 - 2.69      15.05 -  16.88
     2011......... 6,285     12.56 - 15.69     94,495       1.75        1.15 - 2.69     -13.04 - -11.65
     2010......... 7,286     14.21 - 18.04    124,837       1.81        1.15 - 2.69       5.49 -   7.17
     2009......... 8,365     13.26 - 17.10    134,982       3.25        1.15 - 2.69      33.36 -  35.48

     Templeton Global Bond Securities
     2013.........    59     23.79 - 34.63      1,667       4.56        1.15 - 2.24      -0.65 -   0.47
     2012.........    70     23.95 - 34.47      1,971       6.11        1.15 - 2.24      12.48 -  13.75
     2011.........    92     21.29 - 30.30      2,250       5.54        1.15 - 2.24      -3.11 -  -2.00
     2010.........   113     21.69 - 30.92      2,772       1.44        1.15 - 2.69      11.68 -  13.14
     2009.........   131     19.42 - 27.33      2,855      13.65        1.15 - 2.39      15.85 -  17.33

     Templeton Growth Securities
     2013.........    50     15.70 - 23.44      1,111       2.63        1.15 - 1.85      28.40 -  29.33
     2012.........    56     12.23 - 18.13        949       2.20        1.15 - 1.85      18.82 -  19.68
     2011.........    69     10.29 - 15.15        994       1.34        1.15 - 1.85      -8.69 -  -8.04
     2010.........    85     11.27 - 16.47      1,320       1.28        1.15 - 1.85       5.41 -   6.17
     2009.........   106     10.69 - 15.51      1,542       2.84        1.15 - 1.85      28.68 -  29.60

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2013.........   264     13.40 - 15.04      3,836       1.14        1.29 - 2.59      29.78 -  31.51
     2012.........   367     10.33 - 11.43      4,086       1.37        1.29 - 2.59      16.04 -  17.59
     2011.........   442      8.90 -  9.72      4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
     2010.........   504      9.83 - 10.60      5,230       0.73        1.29 - 2.59       8.32 -   9.76
     2009.........   617      9.07 -  9.65      5,856       1.74        1.29 - 2.59      15.25 -  16.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
               ------------------------------------- ------------------------------------------------
                         ACCUMULATION                                   EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Mid Cap Value
     2013.....   192    $ 17.26 - 19.03    $ 3,553       0.76%        1.29 - 2.39%     31.18 -  31.78%
     2012.....   271      13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011.....   352      11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010.....   405      12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009.....   485      10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43

     VIT Strategic Growth
     2013.....     1      11.20 - 17.36         21       0.41         1.15 - 1.65      30.25 -  30.91
     2012.....     1       8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011.....     2       7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010.....     2       7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009.....     4       6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06

     VIT Strategic International Equity
     2013.....    --      10.53 - 10.53         --         --         1.65 - 1.65      22.17 -  22.17
     2012.....    <1       8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011.....    <1       7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010.....    <1       8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009.....    <1       7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21

     VIT Structured Small Cap Equity
     2013.....   549      14.46 - 27.15      8,757       0.93         1.15 - 2.59      32.11 -  34.07
     2012.....   707      10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011.....   863       9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010..... 1,062      10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009..... 1,338       8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21

     VIT Structured U.S. Equity
     2013.....   375      14.21 - 15.95      5,793       1.04         1.29 - 2.59      33.96 -  35.75
     2012.....   541      10.61 - 11.75      6,183       1.73         1.29 - 2.59      11.49 -  12.98
     2011.....   645       9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
     2010.....   799       9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
     2009.....   945       8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise (h)
     2013..... 6,845      10.12 - 15.68     93,981       0.42         0.70 - 2.30      36.95 -  39.16
     2012..... 7,873       7.28 - 11.45     78,332         --         0.70 - 2.30      11.14 -  12.94
     2011..... 2,954       6.44 - 10.30     26,873         --         0.70 - 2.30      -8.31 -  -6.83
     2010..... 2,775       6.91 - 11.23     25,826         --         0.70 - 2.30      17.12 -  19.01
     2009..... 3,339       5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91

(h) Previously known as Invesco Van Kampen V.I. American Franchise

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value (i)
     2013........ 2,294   $ 20.38 - 27.72   $ 49,879      0.65%        0.70 - 2.69%    30.66 -  33.33%
     2012........ 2,761     15.60 - 20.79     45,487      0.70         0.70 - 2.69     14.14 -  16.49
     2011........ 3,356     13.67 - 17.85     47,938      0.66         0.70 - 2.69     -1.79 -   0.22
     2010........ 4,243     13.92 - 17.81     61,101      0.91         0.70 - 2.69     18.96 -  21.39
     2009........ 5,038     11.70 - 14.67     60,411      1.21         0.70 - 2.69     35.46 -  38.24

     Invesco V.I. Comstock (j)
     2013........ 1,699     17.61 - 21.03     32,923      1.63         0.70 - 2.30     32.88 -  35.03
     2012........ 2,038     13.25 - 15.58     29,458      1.69         0.70 - 2.30     16.52 -  18.40
     2011........ 2,480     11.37 - 13.16     30,516      1.65         0.70 - 2.30     -4.07 -  -2.52
     2010........ 3,006     11.86 - 13.50     38,273      0.13         0.70 - 2.30     13.34 -  15.17
     2009........ 3,622     10.46 - 11.72     40,418      4.52         0.70 - 2.30     25.85 -  27.88

     Invesco V.I. Core Equity
     2013........ 4,780     14.40 - 16.15     90,978      1.39         0.70 - 2.20     26.44 -  28.35
     2012........ 5,459     11.39 - 12.59     81,396      0.97         0.70 - 2.20     11.40 -  13.09
     2011........ 6,319     10.22 - 11.13     83,568      0.94         0.70 - 2.20     -2.23 -  -0.76
     2010........ 7,679     10.46 - 11.22    102,270      0.92         0.70 - 2.20      7.17 -   8.79
     2009........ 9,116      9.76 - 10.31    112,600      1.70         0.70 - 2.20     25.51 -  27.40

     Invesco V.I. Diversified Dividend
     2013........ 3,919     14.44 - 18.26    157,003      2.28         0.70 - 2.05     28.38 -  30.12
     2012........ 4,565     11.25 - 14.03    141,411      2.02         0.70 - 2.05     16.31 -  17.90
     2011........ 5,321      9.67 - 11.90    140,368      1.74         0.70 - 2.05     -1.83 -  -0.49
     2010........ 6,213      9.85 - 11.96    166,267      1.75         0.70 - 2.05      8.24 -   9.71
     2009........ 7,306      9.10 - 10.90    178,672      1.84         0.70 - 2.05     21.78 -  23.44

     Invesco V.I. Diversified Income
     2013........   624     12.64 - 13.42      8,506      4.53         1.10 - 1.85     -1.80 -  -1.04
     2012........   731     12.88 - 13.57     10,091      4.66         1.10 - 1.85      8.66 -   9.50
     2011........   775     11.85 - 12.39      9,818      5.44         1.10 - 1.85      5.05 -   5.85
     2010........   831     11.28 - 11.70     10,007      5.69         1.10 - 1.85      8.01 -   8.84
     2009........ 1,012     10.44 - 10.75     11,196      9.96         1.10 - 1.85      9.02 -   9.86

     Invesco V.I. Equity and Income (k)
     2013........ 1,670     18.28 - 21.92     28,119      1.59         0.70 - 1.98     23.77 -  24.31
     2012........ 1,888     14.77 - 17.64     25,806      1.87         0.70 - 2.05     10.29 -  11.79
     2011 (au)... 2,160     13.39 - 15.78     26,442      0.60         0.70 - 2.05     -9.19 -  -8.36

(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(au)For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2013....... 1,754   $ 13.06 - 16.06   $38,615        1.91%       0.70 - 2.05%     20.02 -  21.65%
     2012....... 2,028     10.88 - 13.20    36,934        2.45        0.70 - 2.05      11.44 -  12.95
     2011....... 2,401      9.76 - 11.69    39,167          --        0.70 - 2.05     -18.36 - -11.58
     2010.......     2     10.04 - 10.54        21        1.85        1.35 - 1.85       8.90 -   9.45
     2009.......     2      9.22 -  9.63        19        5.28        1.35 - 1.85      13.85 -  14.43

     Invesco V.I. Government Securities
     2013.......   625     14.76 - 16.55     9,973        3.43        1.10 - 1.70      -4.26 -  -3.69
     2012.......   745     15.42 - 17.18    12,302        3.05        1.10 - 1.70       0.74 -   1.35
     2011.......   829     15.30 - 16.95    13,545        3.33        1.10 - 1.70       6.10 -   6.73
     2010.......   923     14.42 - 15.88    14,330        4.73        1.10 - 1.70       3.63 -   4.25
     2009....... 1,137     13.92 - 15.24    16,970        4.25        1.10 - 1.70      -1.70 -  -1.11

     Invesco V.I. High Yield (l)
     2013 (m)...   993      9.73 - 11.74    17,193        7.49        0.70 - 1.98       5.03 -   5.84
     2012.......   429     15.63 - 18.06     6,535        4.87        1.10 - 1.85      15.00 -  15.89
     2011.......   460     13.49 - 15.70     6,091        7.12        1.10 - 1.85      -0.90 -  -0.14
     2010.......   517     13.51 - 15.85     6,884        9.49        1.10 - 1.85      11.47 -  12.33
     2009.......   614     12.02 - 14.22     7,295        8.24        1.10 - 1.85      49.96 -  51.12

     Invesco V.I. High Yield Securities (l)
     2013 (n)...    --        N/A -  N/A        --       16.91        0.70 - 1.98       3.41 -   3.83
     2012.......   797      9.17 - 11.22    13,624        7.37        0.70 - 1.98      16.52 -  18.03
     2011.......   860      7.77 -  9.63    12,595        8.05        0.70 - 1.98      -0.01 -   1.28
     2010....... 1,029      7.67 -  9.63    14,876        8.11        0.70 - 1.98       8.06 -   9.45
     2009....... 1,184      7.01 -  8.91    15,689        8.04        0.70 - 1.98      41.73 -  43.55

     Invesco V.I. International Growth
     2013....... 1,126     14.11 - 19.55    23,317        1.19        1.10 - 1.70      17.01 -  17.71
     2012....... 1,246     12.06 - 16.61    22,031        1.43        1.10 - 1.70      13.58 -  14.27
     2011....... 1,441     10.62 - 14.54    22,402        1.66        1.10 - 1.70      -8.31 -  -7.76
     2010....... 1,664     11.58 - 15.76    28,061        2.11        1.10 - 1.70      10.96 -  11.63
     2009....... 1,989     10.43 - 14.12    30,189        1.41        1.10 - 1.70      32.96 -  33.76

     Invesco V.I. Mid Cap Core Equity
     2013.......   585     16.48 - 23.92    12,044        0.71        1.10 - 2.20      26.01 -  27.41
     2012.......   659     13.08 - 18.77    10,748        0.06        1.10 - 2.20       8.53 -   9.74
     2011.......   781     12.05 - 17.11    11,587        0.29        1.10 - 2.20      -8.41 -  -7.40
     2010.......   945     13.15 - 18.47    15,213        0.52        1.10 - 2.20      11.63 -  12.87
     2009....... 1,019     11.78 - 16.37    14,730        1.26        1.10 - 2.20      27.38 -  28.79

(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth (o)
     2013........   391   $ 16.44 - 24.21   $ 8,533       0.42%        1.10 - 1.70%    34.71 -  35.52%
     2012 (at)...   429     12.20 - 17.86     6,892         --         1.10 - 1.70     -2.85 -  -2.45

     Invesco V.I. Money Market
     2013........   718      9.99 - 11.67     8,195       0.03         1.10 - 1.70     -1.65 -  -1.06
     2012........   904     10.16 - 11.80    10,400       0.03         1.10 - 1.70     -1.66 -  -1.07
     2011........ 1,111     10.33 - 11.93    12,939       0.05         1.10 - 1.70     -1.63 -  -1.04
     2010........ 1,254     10.50 - 12.05    14,866       0.18         1.10 - 1.70     -1.51 -  -0.92
     2009........ 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70     -1.58 -  -0.99

     Invesco V.I. S&P 500 Index
     2013........ 2,066     13.28 - 15.04    33,532       2.03         0.70 - 2.05     29.23 -  30.99
     2012........ 2,391     10.27 - 11.48    29,851       2.07         0.70 - 2.05     13.31 -  14.85
     2011........ 2,722      9.07 - 10.00    29,967       1.94         0.70 - 2.05     -0.21 -   1.14
     2010........ 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05     12.54 -  14.07
     2009........ 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05     23.77 -  25.45

     Invesco V.I. Technology
     2013........   177     16.18 - 17.15     2,947         --         1.10 - 1.70     23.04 -  23.78
     2012........   177     13.15 - 13.86     2,387         --         1.10 - 1.70      9.40 -  10.06
     2011........   193     12.02 - 12.59     2,371       0.19         1.10 - 1.70     -6.65 -  -6.09
     2010........   214     12.88 - 13.41     2,815         --         1.10 - 1.70     19.26 -  19.98
     2009........   296     10.80 - 11.17     3,239         --         1.10 - 1.70     54.75 -  55.68

     Invesco V.I. Utilities
     2013........   276     20.46 - 21.68     5,821       2.95         1.10 - 1.70      8.89 -   9.55
     2012........   311     18.79 - 19.79     6,002       3.19         1.10 - 1.70      1.86 -   2.47
     2011........   341     18.45 - 19.32     6,433       3.18         1.10 - 1.70     14.49 -  15.18
     2010........   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70      4.51 -   5.14
     2009........   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70     12.99 -  13.67

     Invesco V.I. Value Opportunities (p)
     2013........   508     14.99 - 16.14     7,894       1.49         1.10 - 1.70     31.50 -  32.29
     2012........   559     11.40 - 12.20     6,590       1.50         1.10 - 1.70     15.72 -  16.41
     2011........   681      9.85 - 10.48     6,910       0.85         1.10 - 1.70     -4.68 -  -4.11
     2010........   808     10.34 - 10.93     8,584       0.55         1.10 - 1.70      5.54 -   6.18
     2009........   984      9.79 - 10.29     9,877       1.53         1.10 - 1.70     45.51 -  46.38

(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II (q)
     2013...  1,890  $ 18.63 - 21.34   $ 30,229      0.24%        1.29 - 2.49%    36.42 -  37.99%
     2012...  2,303    13.65 - 15.47     27,027        --         1.29 - 2.59     10.45 -  11.93
     2011...  2,638    12.36 - 13.82     27,718        --         1.29 - 2.59     -7.92 -  -7.60
     2010...  3,259    13.56 - 14.95     37,032        --         1.29 - 2.59     17.61 -  18.02
     2009...  3,778    11.64 - 12.67     36,584        --         1.29 - 2.59     61.35 -  63.51

     Invesco V.I. American Value II (r)
     2013...  1,253    23.12 - 26.87     33,767      0.54         1.29 - 2.59     30.47 -  32.21
     2012...  1,633    17.49 - 20.60     33,463      0.62         1.29 - 2.59     14.04 -  15.56
     2011...  2,055    15.13 - 18.06     36,578      0.59         1.29 - 2.59     -0.47 -  29.76
     2010...  2,557    15.21 - 18.39     45,935      0.84         1.29 - 2.59     19.02 -  20.61
     2009...  3,109    12.61 - 15.45     46,473      1.11         1.29 - 2.59     35.56 -  37.36

     Invesco V.I. Comstock II (s)
     2013...  6,033    17.97 - 19.93    118,371      1.40         1.29 - 2.59     32.14 -  33.90
     2012...  7,653    13.42 - 15.08    112,848      1.47         1.29 - 2.59     15.84 -  17.39
     2011...  9,615    11.43 - 13.02    121,444      1.39         1.29 - 2.59     -3.37 -  20.21
     2010... 11,989    11.83 - 13.65    157,376      0.13         1.29 - 2.59     12.70 -  14.20
     2009... 14,081    10.36 - 12.12    162,470      4.05         1.29 - 2.59     25.08 -  26.75

     Invesco V.I. Core Equity II
     2013...    135    13.68 - 15.14      2,066      1.21         1.29 - 2.59     25.60 -  27.27
     2012...    159    10.89 - 11.90      1,912      0.81         1.29 - 2.59     10.66 -  12.14
     2011...    212     9.84 - 10.61      2,293      0.80         1.29 - 2.59     -2.87 -  -1.58
     2010...    237    10.13 - 10.78      2,602      0.74         1.29 - 2.59      6.42 -   7.84
     2009...    275     9.52 - 10.00      2,814      1.48         1.29 - 2.59     24.67 -  26.33

     Invesco V.I. Diversified Dividend II
     2013...  2,563    16.47 - 18.98     40,502      2.05         1.29 - 2.59     27.38 -  29.08
     2012...  3,062    12.93 - 14.70     37,838      1.76         1.29 - 2.59     15.30 -  16.84
     2011...  3,737    11.22 - 12.58     39,592      1.45         1.29 - 2.59     -2.65 -  -1.35
     2010...  4,451    11.52 - 12.75     48,029      1.38         1.29 - 2.59      7.35 -   8.78
     2009...  6,186    10.73 - 11.72     60,772      1.60         1.29 - 2.59     20.73 -  22.34

     Invesco V.I. Diversified Income II
     2013...     14    11.76 - 12.93        170      4.23         1.30 - 2.10     -2.33 -  -1.54
     2012...     22    12.04 - 13.14        275      4.69         1.30 - 2.10      8.08 -   8.95
     2011...     19    11.14 - 12.06        224      4.63         1.30 - 2.10      4.51 -   5.35
     2010...     21    10.66 - 11.45        228      4.93         1.30 - 2.10      7.42 -   8.29
     2009...     27     9.92 - 10.57        282      8.26         1.30 - 2.10      8.59 -   9.46

(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Equity and Income II (t)
     2013....... 2,101   $ 17.96 - 18.15   $38,431        1.47%       1.29 - 2.59%     21.65 -  23.28%
     2012....... 2,674     14.57 - 14.92    40,003        1.71        1.29 - 2.59       9.47 -  10.93
     2011....... 3,478     13.13 - 13.63    47,127        1.66        1.29 - 2.59      -2.57 -  10.46
     2010....... 3,394     13.48 - 14.17    47,464        1.95        1.29 - 2.59       9.13 -  10.59
     2009....... 3,981     12.19 - 12.99    50,480        2.68        1.29 - 2.59      19.32 -  20.91

     Invesco V.I. Global Core Equity II
     2013....... 1,460     14.72 - 16.96    20,689        1.64        1.29 - 2.59      19.09 -  20.68
     2012....... 1,724     12.36 - 14.05    20,367        2.31        1.29 - 2.59      10.47 -  11.95
     2011....... 1,996     11.19 - 12.55    21,127          --        1.29 - 2.59     -19.53 - -18.81

     Invesco V.I. Government Securities II
     2013.......    24     12.21 - 13.45       303        2.74        1.30 - 2.10      -4.87 -  -4.11
     2012.......    34     12.84 - 14.02       460        2.68        1.30 - 2.10       0.09 -   0.90
     2011.......    42     12.83 - 13.90       564        3.64        1.30 - 2.10       5.40 -   6.24
     2010.......    61     12.17 - 13.08       770        3.99        1.30 - 2.10       2.92 -   3.74
     2009.......    87     11.83 - 12.61     1,074        2.87        1.30 - 2.10      -2.33 -  -1.55

     Invesco V.I. Growth and Income II (u)
     2013....... 2,628     21.15 - 22.92    60,296        1.23        1.29 - 2.69      30.17 -  32.04
     2012....... 3,506     16.25 - 17.36    61,202        1.27        1.29 - 2.69      11.26 -  12.87
     2011....... 4,372     14.60 - 15.38    67,890        0.98        1.29 - 2.69     -10.80 -  -4.89
     2010....... 5,458     15.35 - 15.94    88,173        0.10        1.29 - 2.69       9.18 -  10.75
     2009....... 6,315     14.06 - 14.39    92,402        3.40        1.29 - 2.69      20.77 -  22.51

     Invesco V.I. High Yield II (v)
     2013 (m)...   861     17.04 - 19.63    10,574        9.62        1.29 - 2.59       4.65 -   5.38
     2012.......    20     18.51 - 19.99       389        4.82        1.30 - 2.00      14.64 -  15.45
     2011.......    23     16.14 - 17.31       396        6.88        1.30 - 2.00      -1.38 -  -0.69
     2010.......    26     16.37 - 17.43       454        8.34        1.30 - 2.00      11.24 -  12.02
     2009.......    30     14.72 - 15.56       461        8.40        1.30 - 2.00      49.06 -  50.10

     Invesco V.I. High Yield Securities II (v)
     2013 (n)...    --        N/A -  N/A        --       16.87        1.29 - 2.59       2.77 -   3.21
     2012.......   946     16.46 - 18.71    10,908        6.82        1.29 - 2.59      15.43 -  16.97
     2011....... 1,129     14.26 - 16.00    11,291        7.55        1.29 - 2.59      -0.97 -   0.34
     2010....... 1,492     14.40 - 15.94    14,783        8.09        1.29 - 2.59       7.11 -   8.54
     2009....... 1,655     13.45 - 14.69    15,526        7.67        1.29 - 2.59      40.54 -  42.41

(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. International Growth II
     2013.....   384     $ 10.09 - 11.04    $ 4,390       1.04%        1.29 - 2.44%     17.02 -  17.19%
     2012.....   442        8.62 -  9.42      4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011.....   507        7.68 -  8.28      4,429         --         1.29 - 2.59     -16.51 - -15.76
     2010.....    35       17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
     2009.....    49       15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17

     Invesco V.I. Mid Cap Core Equity II
     2013.....   119       15.66 - 17.54      2,089       0.50         1.29 - 2.44      25.33 -  26.81
     2012.....   165       12.50 - 13.84      2,270         --         1.29 - 2.44       7.91 -   9.19
     2011.....   232       11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010.....   268       12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009.....   332       11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18

     Invesco V.I. Mid Cap Growth II (w)
     2013.....   517       20.82 - 22.59     10,586       0.22         0.83 - 2.59      33.07 -  35.47
     2012.....   615       15.37 - 16.98      9,438         --         0.83 - 2.59       8.73 -   9.60
     2011.....   742       14.02 - 15.62     10,412         --         0.70 - 2.59      -9.99 -  13.98
     2010.....   879       15.58 - 17.69     13,827         --         0.70 - 2.59      23.98 -  26.39
     2009..... 1,031       12.32 - 14.26     12,941         --         0.70 - 2.59      52.33 -  55.28

     Invesco V.I. Money Market II
     2013.....    78        8.63 -  9.85        742       0.04         1.30 - 2.40      -2.34 -  -1.26
     2012.....    77        8.83 -  9.98        745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011.....    97        9.05 - 10.11        961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010.....    96        9.26 - 10.23        962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009.....   159        9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -  -1.23

     Invesco V.I. S&P 500 Index II
     2013..... 4,142       17.99 - 20.73     62,217       1.73         1.29 - 2.59      28.15 -  29.86
     2012..... 5,012       14.04 - 15.96     59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011..... 5,842       12.48 - 14.00     61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010..... 7,386       12.62 - 13.97     78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009..... 8,739       11.30 - 12.35     81,763       2.42         1.29 - 2.59      22.80 -  24.44

     Invesco V.I. Technology II
     2013.....     1       15.54 - 16.39         17         --         1.30 - 1.85      22.50 -  23.17
     2012.....     2       12.68 - 13.31         31         --         1.30 - 1.85       9.00 -   9.60
     2011.....     2       11.64 - 12.14         25       0.06         1.30 - 1.85      -7.05 -  -6.54
     2010.....     4       12.52 - 12.99         49         --         1.30 - 1.85      18.82 -  19.47
     2009.....     4       10.54 - 10.87         45         --         1.30 - 1.85      54.26 -  55.11

(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Utilities II
     2013...............    8    $ 19.69 - 20.77   $   169       2.50%        1.30 - 1.85%      8.49 -   9.09%
     2012...............   11      18.15 - 19.04       197       2.34         1.30 - 1.85       1.45 -   2.01
     2011...............   19      17.89 - 18.66       359       3.44         1.30 - 1.85      14.03 -  14.66
     2010...............   28      15.69 - 16.28       448       3.28         1.30 - 1.85       4.07 -   4.64
     2009...............   29      15.08 - 15.56       452       3.64         1.30 - 1.85      12.51 -  13.13

     Invesco V.I. Value Opportunities II (x)
     2013...............  369      15.42 - 17.48     5,903       1.17         1.29 - 2.44      30.02 -  31.55
     2012...............  475      11.86 - 13.28     5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011...............  591      10.33 - 11.44     6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010...............  859      10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009...............  976      10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83

Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2013...............   <1      22.27 - 22.27        10       0.70         1.50 - 1.50      29.26 -  29.26
     2012...............   <1      17.23 - 17.23         8       0.76         1.50 - 1.50      22.29 -  22.29
     2011...............   <1      14.09 - 14.09         7       0.39         1.50 - 1.50      -8.09 -  -8.09
     2010...............   <1      15.33 - 15.33         7       0.29         1.50 - 1.50       5.15 -   5.15
     2009...............    1      14.58 - 14.58        17       0.04         1.50 - 1.50      44.14 -  44.14

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2013...............   <1      51.12 - 51.12         1       1.48         1.50 - 1.50      -2.72 -  -2.72
     2012...............   <1      52.55 - 52.55         1       1.68         1.50 - 1.50      20.22 -  20.22
     2011...............   <1      43.71 - 43.71         1       2.11         1.50 - 1.50     -19.23 - -19.23
     2010...............   <1      54.12 - 54.12         1       0.82         1.50 - 1.50      20.86 -  20.86
     2009...............   <1      44.78 - 44.78         1       2.57         1.50 - 1.50      67.30 -  67.30

(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     ClearBridge Variable Fundamental All Cap Value Portfolio I (y)
     2013..............    <1   $ 11.83 - 11.83   $     2       1.44%        1.50 - 1.50%    30.18 -  30.18%
     2012..............    <1      9.09 -  9.09         1       1.74         1.50 - 1.50     13.25 -  13.25
     2011..............    <1      8.02 -  8.02         1       1.40         1.50 - 1.50     -7.60 -  -7.60
     2010..............    <1      8.68 -  8.68         1       1.71         1.50 - 1.50     14.86 -  14.86
     2009..............    <1      7.56 -  7.56         1       1.34         1.50 - 1.50     27.42 -  27.42

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     ClearBridge Variable Large Cap Value Portfolio I (z)
     2013..............    <1     17.74 - 17.74         2       1.71         1.50 - 1.50     30.38 -  30.38
     2012..............    <1     13.61 - 13.61         1       2.33         1.50 - 1.50     14.75 -  14.75
     2011..............    <1     11.86 - 11.86         1       2.25         1.50 - 1.50      3.38 -   3.38
     2010..............    <1     11.47 - 11.47         1       2.88         1.50 - 1.50      7.82 -   7.82
     2009..............    <1     10.64 - 10.64         1       1.78         1.50 - 1.50     22.63 -  22.63

Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2013.............. 1,422     15.17 - 17.15    23,794       4.50         1.29 - 2.59      5.37 -   6.78
     2012.............. 1,772     14.40 - 16.06    27,857       5.30         1.29 - 2.59      9.61 -  11.08
     2011.............. 2,149     13.14 - 14.46    30,483       5.35         1.29 - 2.59      1.69 -   3.04
     2010.............. 2,554     12.92 - 14.04    35,211       5.80         1.29 - 2.59      9.41 -  10.87
     2009.............. 2,796     11.81 - 12.66    34,857       6.50         1.29 - 2.59     30.83 -  32.58

     Fundamental Equity
     2013..............   348     17.49 - 19.50     6,590       0.22         1.29 - 2.44     34.01 -  34.14
     2012..............   479     13.04 - 14.55     6,793       0.49         1.29 - 2.59      7.71 -   9.15
     2011..............   630     12.11 - 13.33     8,230       0.18         1.29 - 2.59     -6.96 -  -5.72
     2010..............   813     13.01 - 14.14    11,249       0.29         1.29 - 2.59     15.95 -  17.49
     2009..............   919     11.22 - 12.03    10,849       0.17         1.29 - 2.59     22.71 -  24.35

     Growth and Income
     2013.............. 1,101     13.84 - 15.43    16,517       0.53         1.29 - 2.44     34.15 -  34.28
     2012.............. 1,467     10.31 - 11.50    16,481       0.93         1.29 - 2.59      9.18 -  10.64
     2011.............. 1,813      9.44 - 10.40    18,481       0.67         1.29 - 2.59     -8.51 -  -7.29
     2010.............. 2,222     10.32 - 11.21    24,514       0.51         1.29 - 2.59     14.37 -  15.90
     2009.............. 2,661      9.02 -  9.67    25,385       0.92         1.29 - 2.59     15.82 -  17.36

(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Accounts (continued):
     Growth Opportunities
     2013............   489      $ 18.95 - 21.12   $10,040         -- %       1.29 - 2.44%     33.74 -  35.31%
     2012............   645        14.17 - 15.61     9,823          --        1.29 - 2.44      11.31 -  12.63
     2011............   787        12.73 - 13.86    10,684          --        1.29 - 2.44     -12.24 - -11.21
     2010............   940        14.50 - 15.61    14,399          --        1.29 - 2.44      19.93 -  21.34
     2009............ 1,108        12.09 - 12.86    14,019          --        1.29 - 2.44      42.00 -  43.67

     Mid-Cap Stock
     2013............ 1,112        14.92 - 16.70    18,049        0.38        1.29 - 2.49      28.16 -  28.64
     2012............ 1,516        11.64 - 12.98    19,205        0.62        1.29 - 2.59      11.57 -  13.06
     2011............ 1,956        10.43 - 11.48    21,997        0.20        1.29 - 2.59      -6.49 -  -5.25
     2010............ 2,335        11.16 - 12.12    27,793        0.37        1.29 - 2.59      22.19 -  23.81
     2009............ 2,856         9.13 -  9.79    27,522        0.45        1.29 - 2.59      23.33 -  24.98

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2013............    50         9.60 - 21.04       785        0.23        1.15 - 1.65      34.61 -  35.29
     2012............    53         7.13 - 15.55       622          --        1.15 - 1.65      15.46 -  16.04
     2011............    71         6.18 - 13.40       685        0.19        1.15 - 1.65      -1.95 -  -1.46
     2010............    87         6.30 - 13.60       836        0.11        1.15 - 1.65      13.45 -  14.02
     2009............   103         5.55 - 11.93       894        0.33        1.15 - 1.65      35.42 -  36.10

     MFS High Income (aa)
     2013 (ab).......    --           N/A -  N/A        --       25.58        1.25 - 1.45       1.55 -   1.68
     2012............    19        17.28 - 17.74       343        6.98        1.25 - 1.45      13.27 -  15.88
     2011............    25        14.91 - 15.67       397        8.81        1.25 - 1.65       2.41 -   2.82
     2010............    36        14.56 - 15.24       536        7.41        1.25 - 1.65      12.86 -  13.31
     2009............    40        12.90 - 13.45       527        7.56        1.25 - 1.65      43.17 -  43.74

     MFS High Yield (aa)
     2013 (ac).......    17        18.15 - 18.68       319        2.49        1.25 - 1.45       3.45 -   3.53

     MFS Investors Trust
     2013............    77        13.65 - 17.02     1,158        1.11        1.15 - 1.65      29.89 -  30.54
     2012............    83              - 13.04       960        0.91        1.15 - 1.65      17.23 -  17.82
     2011............    98         8.96 - 11.07       970        0.76        1.15 - 1.65      -3.78 -  -3.30
     2010............   163         9.31 - 11.45     1,666        1.20        1.15 - 1.65       9.28 -   9.83
     2009............   186         8.52 - 10.42     1,740        1.59        1.15 - 1.65      24.82 -  25.45

(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2013..........   62     $ 18.09 - 38.24     $1,798        -- %        1.15 - 1.65%     39.21 -  39.90%
     2012..........   76       13.00 - 27.33      1,576         --         1.15 - 1.65      19.24 -  19.84
     2011..........   91       10.90 - 22.81      1,576         --         1.15 - 1.65     -25.67 - -11.29
     2010..........  102       12.35 - 25.71      2,008         --         1.15 - 1.65      12.94 -  34.78
     2009..........  147       14.40 - 19.08      2,154         --         1.15 - 1.65      60.51 -  61.32

     MFS Research
     2013..........   48       12.00 - 16.15        677       0.32         1.15 - 1.65      30.12 -  30.77
     2012..........   51        9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011..........   61        8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010..........   64        8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009..........   80        7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05

     MFS Research Bond
     2013..........   46       17.99 - 19.05        861       1.18         1.25 - 1.65      -2.65 -  -2.26
     2012..........   48       18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011..........   56       17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010..........   79       16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009..........   89       15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72

     MFS Utilities
     2013..........    8       27.76 - 28.70        223       2.56         1.35 - 1.59      16.65 -  18.62
     2012..........   10       23.40 - 24.60        240       6.57         1.15 - 1.59      12.38 -  14.12
     2011..........   12       20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010..........   13       19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009..........   14       17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2013..........    9       13.98 - 14.91        124       0.12         1.35 - 1.85      33.97 -  34.65
     2012..........   10       10.44 - 11.07        106         --         1.35 - 1.85      14.90 -  15.49
     2011..........   15        9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010..........   28        9.31 -  9.77        265         --         1.35 - 1.85      12.90 -  13.47
     2009..........   35        8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47

     MFS Investors Trust (Service Class)
     2013..........    9       14.28 - 15.23        140       0.97         1.35 - 1.85      29.30 -  29.96
     2012..........   10       11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011..........   15        9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
     2010..........   18        9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009..........   21        9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS New Discovery (Service Class)
     2013.......     8   $18.38 - 19.61    $   165        -- %        1.35 - 1.85%     38.61 -  39.31%
     2012.......    10    13.26 - 14.07        133         --         1.35 - 1.85      18.66 -  19.26
     2011.......    19    11.18 - 11.80        228         --         1.35 - 1.85     -12.15 - -11.70
     2010.......    24    12.72 - 13.36        322         --         1.35 - 1.85      33.43 -  34.11
     2009.......    29     9.54 -  9.96        286         --         1.35 - 1.85      59.91 -  60.72

     MFS Research (Service Class)
     2013.......     4    14.35 - 15.31         67       0.27         1.35 - 1.85      29.56 -  30.22
     2012.......     5    11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011.......    10     9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010.......    16     9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009.......    19     8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44

     MFS Utilities (Service Class)
     2013.......    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00      17.81 -  18.59
     2012.......    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011.......    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010.......    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009.......    78    14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity (ad)
     2013 (n)...    --      N/A  -  N/A         --         --         0.70 - 1.85       6.15 -   6.54
     2012.......   653    10.44 - 13.12     10,406         --         0.70 - 1.85       9.79 -  11.07
     2011.......   774     9.51 - 11.81     11,187         --         0.70 - 1.85      -9.03 -  -7.98
     2010.......   900    10.45 - 12.84     14,196         --         0.70 - 1.85      23.72 -  25.15
     2009....... 1,101     8.45 - 10.26     13,824         --         0.70 - 1.85      66.36 -  68.28

     European Equity
     2013....... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05      24.92 -  26.61
     2012....... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05      16.10 -  17.68
     2011....... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05     -11.47 - -10.27
     2010....... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05       5.05 -   6.48
     2009....... 2,151     9.74 - 10.51     56,333       3.68         0.70 - 2.05      25.14 -  26.84

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2013............ 1,423  $ 14.58 -  16.99   $ 53,820      2.64%        0.70 - 1.98%    15.60 -  17.09%
     2012............ 1,661    12.61 -  14.51     53,561      2.40         0.70 - 1.98     16.36 -  17.86
     2011............ 1,963    10.84 -  12.31     54,192      2.58         0.70 - 1.98     13.80 -  15.26
     2010............ 2,314     9.52 -  10.68     56,101      2.87         0.70 - 1.98      4.83 -   6.18
     2009............ 2,729     9.08 -  10.06     62,830      3.00         0.70 - 1.98     16.92 -  18.43

     Income Plus
     2013............ 2,110     17.30 - 22.77     67,858      4.88         0.70 - 2.05     -1.02 -   0.32
     2012............ 2,475     17.48 - 22.70     79,591      5.71         0.70 - 2.05     11.77 -  13.30
     2011............ 2,910     15.64 - 20.04     83,302      5.89         0.70 - 2.05      2.88 -   4.28
     2010............ 3,561     15.20 - 19.22     98,116      6.18         0.70 - 2.05      7.06 -   8.51
     2009............ 4,147     14.20 - 17.71    105,871      5.05         0.70 - 2.05     20.09 -  21.72

     Limited Duration
     2013............   801      9.80 - 11.87      8,558      2.51         0.70 - 1.85     -1.45 -  -0.31
     2012............   901      9.95 - 11.90      9,739      2.97         0.70 - 1.85      1.44 -   2.62
     2011............ 1,106      9.81 - 11.60     11,737      3.35         0.70 - 1.85      0.88 -   2.04
     2010............ 1,322      9.72 - 11.37     13,853      3.49         0.70 - 1.85      0.48 -   1.64
     2009............ 1,520      9.68 - 11.18     15,795      4.51         0.70 - 1.85      3.82 -   5.02

     Money Market
     2013............ 2,266      9.49 - 11.84     31,387      0.01         0.70 - 2.05     -2.02 -  -0.69
     2012............ 2,779      9.68 - 11.92     39,127      0.01         0.70 - 2.05     -2.02 -  -0.69
     2011............ 3,311      9.88 - 12.01     47,376      0.01         0.70 - 2.05     -2.01 -  -0.69
     2010............ 3,762     10.09 - 12.09     54,829      0.01         0.70 - 2.05     -2.02 -  -0.69
     2009............ 5,289     10.29 - 12.17     78,019      0.03         0.70 - 2.05     -2.00 -  -0.67

     Multi Cap Growth (ad)
     2013............ 3,100     16.26 - 17.39    211,234      0.41         0.70 - 2.05     47.70 -  49.71
     2012............ 3,471     11.01 - 11.61    155,909        --         0.70 - 2.05     10.09 -  11.59
     2011............ 4,049     10.00 - 10.41    163,632      0.17         0.70 - 2.05     -8.63 -  -7.39
     2010............ 4,781     10.94 - 11.24    208,335      0.16         0.70 - 2.05     25.17 -  26.87
     2009............ 5,606      8.74 -  8.86    191,503      0.37         0.70 - 2.05     67.85 -  70.12

(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist (ae)
     2013 (n).....     --  $    N/A -  N/A   $     --      5.81%        0.70 - 2.05%      6.43 -   6.88%
     2012.........  2,969    11.50 - 13.97     80,533      2.00         0.70 - 2.05       4.73 -   6.16
     2011.........  3,493    10.98 - 13.16     90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010.........  4,202    12.17 - 14.40    119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009.........  4,779    11.63 - 13.57    128,786      2.21         0.70 - 2.05      17.31 -  18.90

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (af)
     2013 (n).....     --      N/A -   N/A         --        --         1.29 - 2.59       5.76 -   6.21
     2012.........  1,145   18.99 -  21.59     14,431        --         1.29 - 2.59       8.72 -  10.17
     2011.........  1,293   17.47 -  19.59     14,805        --         1.29 - 2.59      -9.98 -  -8.78
     2010.........  1,405   19.40 -  21.48     17,488        --         1.29 - 2.59      22.48 -  24.11
     2009.........  1,615   15.84 -  17.31     16,329        --         1.29 - 2.59      64.68 -  66.88

     European Equity (Class Y Shares)
     2013.........    852   18.95 -  21.48     11,405      2.69         1.29 - 2.44      24.10 -  25.56
     2012.........  1,041   15.27 -  17.10     11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011.........  1,204   13.25 -  14.66     11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010.........  1,563   15.06 -  16.48     17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009.........  1,793   14.29 -  15.61     18,682      3.36         1.29 - 2.59      24.11 -  25.77

     Global Infrastructure (Class Y Shares)
     2013.........    909    23.66 - 27.26     14,266      2.35         1.29 - 2.59      14.50 -  16.03
     2012.........  1,038    20.67 - 23.49     14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011.........  1,190    17.91 - 20.09     14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010.........  1,454    15.88 - 17.58     15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009.........  1,706    15.27 - 16.68     17,354      2.90         1.29 - 2.59      15.75 -  17.30

     Income Plus (Class Y Shares)
     2013.........  4,890   13.81 -  15.90     80,729      4.60         1.29 - 2.59      -1.80 -  -0.49
     2012.........  5,729   14.06 -  15.98     95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011.........  6,775   12.68 -  14.22    100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010.........  8,429   12.43 -  13.76    121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009......... 10,696   11.71 -  12.79    144,625      4.84         1.29 - 2.59      19.13 -  20.72

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                      --------------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration (Class Y Shares)
     2013............ 3,415       $   8.11 - 9.34   $31,940       2.28%        1.29 - 2.59%     -2.50 -  -1.20%
     2012............ 3,926           8.32 - 9.45    37,443       2.79         1.29 - 2.59       0.37 -   1.72
     2011............ 4,529           8.29 - 9.29    42,641       2.99         1.29 - 2.59      -0.20 -   1.13
     2010............ 5,588           8.30 - 9.19    52,204       3.32         1.29 - 2.59      -0.43 -   0.90
     2009............ 6,355           8.34 - 9.11    58,968       4.16         1.29 - 2.59       2.82 -   4.20

     Money Market (Class Y Shares)
     2013............ 3,849          8.73 - 10.05    37,519       0.01         1.29 - 2.59      -2.58 -  -1.28
     2012............ 4,716          8.96 - 10.18    46,745       0.01         1.29 - 2.59      -2.59 -  -1.28
     2011............ 5,322          9.20 - 10.32    53,761       0.01         1.29 - 2.59      -2.57 -  -1.28
     2010............ 6,282          9.44 - 10.45    64,508       0.01         1.29 - 2.59      -2.58 -  -1.28
     2009............ 7,480          9.69 - 10.59    78,126       0.01         1.29 - 2.59      -2.58 -  -1.28

     Multi Cap Growth (Class Y Shares) (af)
     2013............ 3,643         26.18 - 30.16    68,914       0.25         1.29 - 2.59      46.48 -  48.43
     2012............ 3,313         17.87 - 20.32    43,808         --         1.29 - 2.59       9.18 -  10.64
     2011............ 3,954         16.37 - 18.36    47,586         --         1.29 - 2.59      -9.37 -  -8.16
     2010............ 4,919         18.06 - 19.99    64,428         --         1.29 - 2.59      24.13 -  25.79
     2009............ 5,874         14.55 - 15.89    61,677       0.12         1.29 - 2.59      66.43 -  68.65

     Strategist (Class Y Shares) (ag)
     2013 (n)........    --            N/A -  N/A        --       4.99         1.29 - 2.59       6.10 -   6.55
     2012............ 2,776         13.17 - 14.97    34,006       1.64         1.29 - 2.59       3.91 -   5.30
     2011............ 3,318         12.68 - 14.22    38,876       1.79         1.29 - 2.59     -10.50 -  -9.31
     2010............ 4,237         14.16 - 15.68    55,142       1.36         1.29 - 2.59       3.74 -   5.13
     2009............ 4,691         13.65 - 14.91    58,365       2.06         1.29 - 2.59      16.35 -  17.90

(n)For the period beginning January 1, 2013 and ended April 26, 2013
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                  ---------------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2013........    1         $ 17.55 - 17.55    $   24       1.18%        1.59 - 1.59%     29.07 -  29.07%
     2012........    1           13.59 - 13.59        19       0.43         1.59 - 1.59      14.76 -  14.76
     2011........    1           11.85 - 11.85        17         --         1.59 - 1.59     -12.75 - -12.75
     2010........    2           13.58 - 13.58        34       0.64         1.59 - 1.59      13.84 -  13.84
     2009........    3           11.93 - 11.93        31       2.16         1.59 - 1.59      53.61 -  53.61

     AMT Mid-Cap Growth
     2013........    2           13.37 - 13.37        23         --         1.65 - 1.65      30.44 -  30.44
     2012........    2           10.25 - 10.25        18         --         1.65 - 1.65     -42.11 -  10.57
     2011........    3            9.27 - 17.71        44         --         1.37 - 1.65      -2.92 -  -0.89
     2010........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A
     2009........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2013........  243           11.58 - 15.05     3,433       0.96         1.15 - 1.85      27.34 -  28.26
     2012........  292            9.09 - 11.73     3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011........  332            8.12 - 10.40     3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010........  438            8.37 - 10.64     4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009........  517            7.79 -  9.84     4,808       0.34         1.15 - 1.85      41.85 -  42.87

     Oppenheimer Capital Income (ah)
     2013........  112           13.23 - 13.59     1,499       2.25         1.15 - 1.80      11.13 -  11.88
     2012........  142           11.90 - 12.15     1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011........  171           10.79 - 10.94     1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010........  206           10.91 - 10.99     2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009........  215            9.84 -  9.84     2,103         --         1.15 - 1.80      19.70 -  20.50

     Oppenheimer Core Bond
     2013........   80           11.49 - 11.83       937       5.18         1.25 - 1.45      -1.54 -  -1.34
     2012........   91           11.67 - 11.99     1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011........  101           10.48 - 11.01     1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010........  144            9.84 - 10.30     1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009........  176            8.98 -  9.36     1,638         --         1.25 - 1.65       7.82 -   8.25

(ah) Previously known as Oppenheimer Balanced

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
              -------------------------------------- ------------------------------------------------
                        ACCUMULATION                                    EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Discovery Mid Cap Growth (ai)
     2013....   64     $ 12.95 - 13.13     $  620        0.01%        1.15 - 1.85%    33.47 -  34.43%
     2012....   73        9.70 -  9.77        548          --         1.15 - 1.85     14.39 -  15.01
     2011....   89        8.48 -  8.49        603          --         1.15 - 1.85     -0.77 -  -0.06
     2010....  108        8.49 -  8.56        762          --         1.15 - 1.85     25.11 -  26.01
     2009....  130        6.74 -  6.84        738          --         1.15 - 1.85     30.15 -  31.09

     Oppenheimer Global (aj)
     2013....  117       19.33 - 26.88      3,044        1.34         1.15 - 1.85     24.95 -  25.85
     2012....  142       15.47 - 21.36      2,908        2.16         1.15 - 1.85     19.02 -  19.88
     2011....  160       13.00 - 17.82      2,734        1.43         1.15 - 1.85     -9.98 -  -9.34
     2010....  209       14.44 - 19.66      3,973        1.47         1.15 - 1.85     13.82 -  14.64
     2009....  271       12.69 - 17.15      4,473        2.23         1.15 - 1.85     37.19 -  38.17

     Oppenheimer Global Strategic Income
     2013....  149       18.26 - 20.83      2,135        4.88         1.15 - 1.85     -1.27 -   0.17
     2012....  167       18.23 - 21.10      2,493        5.58         1.15 - 2.00     11.26 -  12.23
     2011....  141       16.39 - 18.80      2,522        3.54         1.15 - 2.00     -1.16 -  -0.30
     2010....  186       16.58 - 18.85      3,331        8.70         1.15 - 2.00     12.67 -  13.65
     2009....  217       14.71 - 16.59      3,424        0.50         1.15 - 2.00     16.45 -  17.47

     Oppenheimer Main Street
     2013....  113       14.78 - 15.22      1,647        1.13         1.15 - 1.85     29.34 -  30.27
     2012....  133       11.43 - 11.68      1,493        0.95         1.15 - 1.85     14.70 -  15.53
     2011....  193        9.96 - 10.11      1,878        0.86         1.15 - 1.85     -1.86 -  -1.16
     2010....  230       10.15 - 10.23      2,277        1.12         1.15 - 1.85     13.96 -  14.78
     2009....  279        8.91 -  8.91      2,418        1.90         1.15 - 1.85     25.91 -  26.82

     Oppenheimer Main Street Small Cap (ak)
     2013....   45       31.68 - 33.56      1,493        0.95         1.25 - 1.65     38.71 -  39.27
     2012....   47       22.84 - 24.10      1,123        0.58         1.25 - 1.65     16.05 -  16.52
     2011....   60       19.68 - 20.68      1,224        0.65         1.25 - 1.65     -3.81 -  -3.42
     2010....   77       20.46 - 21.41      1,628        0.66         1.25 - 1.65     21.39 -  21.87
     2009....  107       16.85 - 17.57      1,876        0.91         1.25 - 1.65     34.95 -  35.49

(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2013......... 1,613   $ 15.82 - 18.42   $28,727       0.74%        1.29 - 2.69%     25.95 -  27.76%
     2012......... 2,085     12.56 - 14.42    29,198       0.41         1.29 - 2.69      10.74 -  12.34
     2011......... 2,606     11.34 - 12.84    32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
     2010......... 3,242     11.82 - 13.19    41,804         --         1.29 - 2.69       6.21 -   7.74
     2009......... 3,795     11.13 - 12.24    45,528       0.01         1.29 - 2.69      40.28 -  42.29

     Oppenheimer Capital Income (SS) (al)
     2013.........   778     12.86 - 14.82    11,122       2.14         1.29 - 2.54      10.55 -  11.38
     2012.........   990     11.64 - 13.31    12,769       1.22         1.29 - 2.59       9.19 -  10.66
     2011......... 1,191     10.66 - 12.03    13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
     2010......... 1,463     10.90 - 12.14    17,337       1.16         1.29 - 2.59       9.76 -  11.22
     2009......... 1,684      9.93 - 10.91    17,990         --         1.29 - 2.59      18.45 -  20.03

     Oppenheimer Core Bond (SS)
     2013......... 2,963      7.87 -  8.81    25,481       4.93         1.29 - 2.49      -2.86 -  -1.67
     2012......... 3,398      8.10 -  8.96    29,826       4.92         1.29 - 2.49       7.42 -   8.75
     2011......... 3,796      7.54 -  8.24    30,707       5.91         1.29 - 2.49       5.25 -   6.54
     2010......... 4,692      7.19 -  7.73    35,711       1.68         1.29 - 2.44       8.57 -   9.85
     2009......... 5,217      6.62 -  7.04    36,231         --         1.29 - 2.44       6.39 -   7.64

     Oppenheimer Discovery Mid Cap Growth (SS) (am)
     2013.........   404     18.89 - 21.64     8,408         --         1.29 - 2.49      32.25 -  33.88
     2012.........   524     14.28 - 16.17     8,181         --         1.29 - 2.49      13.27 -  14.66
     2011.........   626     12.61 - 14.10     8,556         --         1.29 - 2.49      -1.67 -  -0.46
     2010.........   752     12.82 - 14.16    10,365         --         1.29 - 2.49      24.00 -  25.52
     2009.........   914     10.34 - 11.28    10,067         --         1.29 - 2.49      28.97 -  30.55

     Oppenheimer Global (SS) (an)
     2013.........   505     24.91 - 28.70    14,016       1.14         1.29 - 2.54      23.77 -  25.35
     2012.........   666     20.13 - 22.90    14,798       1.91         1.29 - 2.54      17.87 -  19.39
     2011.........   876     17.07 - 19.18    16,358       1.16         1.29 - 2.54     -10.85 -  -9.70
     2010......... 1,111     19.15 - 21.24    23,050       1.24         1.29 - 2.54      12.77 -  14.21
     2009......... 1,307     16.98 - 18.60    23,816       1.88         1.29 - 2.54      35.81 -  37.56

     Oppenheimer Global Strategic Income (SS)
     2013......... 3,575     15.75 - 18.46    63,803       4.56         1.29 - 2.69      -3.05 -  -1.65
     2012......... 4,257     16.24 - 18.77    77,554       5.37         1.29 - 2.69      10.10 -  11.69
     2011......... 4,507     14.75 - 16.81    73,806       3.03         1.29 - 2.69      -2.05 -  -0.65
     2010......... 5,770     15.06 - 16.92    95,404       8.36         1.29 - 2.69      11.69 -  13.29
     2009......... 6,798     13.49 - 14.93    99,442       0.24         1.29 - 2.69      15.22 -  16.88

(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2013........ 2,273   $ 18.26 - 21.41   $46,945        0.86%       1.29 - 2.69%     27.91 -  29.74%
     2012........ 3,054     14.28 - 16.50    48,810        0.67        1.29 - 2.69      13.47 -  15.10
     2011........ 3,708     12.58 - 14.34    51,675        0.61        1.29 - 2.69      -2.99 -  -1.60
     2010........ 4,508     12.97 - 14.57    64,079        0.90        1.29 - 2.69      12.71 -  14.33
     2009........ 5,396     11.51 - 12.74    67,248        1.59        1.29 - 2.69      24.55 -  26.34

     Oppenheimer Main Street Small Cap (SS) (ao)
     2013........   674     28.04 - 32.31    21,002        0.72        1.29 - 2.54      37.77 -  38.81
     2012........   913     20.35 - 23.28    20,594        0.33        1.29 - 2.59      14.62 -  16.15
     2011........ 1,139     17.76 - 20.04    22,199        0.42        1.29 - 2.59      -4.91 -  -3.64
     2010........ 1,421     18.67 - 20.80    28,817        0.42        1.29 - 2.59      19.87 -  21.47
     2009........ 1,723     15.58 - 17.12    28,860        0.63        1.29 - 2.59      33.34 -  35.12

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2013........    <1     15.91 - 15.91         2        1.77        1.50 - 1.50      -1.01 -  -1.01
     2012........    <1     16.07 - 16.07         2        2.26        1.50 - 1.50       9.18 -   9.18
     2011........    <1     14.72 - 14.72         1        2.09        1.50 - 1.50       5.17 -   5.17
     2010........    <1     14.00 - 14.00         1        1.79        1.50 - 1.50       6.87 -   6.87
     2009........    <1     13.10 - 13.10         2        3.25        1.50 - 1.50      13.90 -  13.90

     Money Market
     2013........     2      9.96 -  9.96        20        0.06        1.50 - 1.50      -1.44 -  -1.44
     2012........     2     10.11 - 10.11        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2011........     2     10.25 - 10.25        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2010........     2     10.40 - 10.40        22        0.05        1.50 - 1.50      -1.45 -  -1.45
     2009........     2     10.56 - 10.56        24        0.11        1.50 - 1.50      -1.39 -  -1.39

     PIMCO Total Return
     2013........    <1     16.65 - 16.65         2        2.14        1.50 - 1.50      -3.43 -  -3.43
     2012........    <1     17.24 - 17.24         1        2.57        1.50 - 1.50       7.94 -   7.94
     2011........    <1     15.97 - 15.97         1        2.72        1.50 - 1.50       2.06 -   2.06
     2010........    <1     15.65 - 15.65         1        2.32        1.50 - 1.50       6.50 -   6.50
     2009........    <1     14.70 - 14.70         1        2.60        1.50 - 1.50      12.36 -  12.36

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2013........   328      8.01 -  8.76     2,804        1.74        1.29 - 2.44     -16.80 - -15.82
     2012........   421      9.63 - 10.41     4,286        2.41        1.29 - 2.44       2.55 -   3.76
     2011........   477      9.39 - 10.03     4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010........   520     10.40 - 10.99     5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009           447      8.58 -  8.96     3,952        5.99        1.29 - 2.44      38.16 -  39.79

(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2013...   100   $ 13.73 - 15.03   $ 1,450       5.15%        1.29 - 2.44%     -9.31 -  -8.24%
     2012...   127     15.14 - 16.38     2,020       4.99         1.29 - 2.44      14.87 -  16.23
     2011...   144     13.18 - 14.09     1,989       4.43         1.29 - 2.44       3.63 -   4.85
     2010...   188     12.72 - 13.44     2,484       4.43         1.29 - 2.44       9.32 -  10.61
     2009...   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78

     PIMCO VIT Real Return (Advisor Shares)
     2013...   376     12.21 - 13.36     4,875       1.33         1.29 - 2.44     -10.61 - -10.48
     2012...   546     13.66 - 14.92     7,959       1.01         1.29 - 2.59       5.82 -   7.24
     2011...   581     12.91 - 13.91     7,910       2.00         1.29 - 2.59       8.68 -  10.13
     2010...   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
     2009...   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75

     PIMCO VIT Total Return (Advisor Shares)
     2013... 1,297     13.24 - 14.66    18,497       2.11         1.29 - 2.59      -4.60 -  -3.32
     2012... 1,583     13.88 - 15.16    23,459       2.51         1.29 - 2.59       6.65 -   8.08
     2011... 1,912     13.01 - 14.03    26,297       2.45         1.29 - 2.59       0.83 -   2.18
     2010... 2,369     12.91 - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
     2009... 2,629     12.27 - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2013...    <1      8.87 -  8.87         4         --         1.50 - 1.50      30.12 -  30.12
     2012...    <1      6.82 -  6.82         4       0.11         1.50 - 1.50      22.88 -  22.88
     2011...    <1      5.55 -  5.55         3         --         1.50 - 1.50     -15.11 - -15.11
     2010...    <1      6.54 -  6.54         1         --         1.50 - 1.50     -34.64 -   9.29
     2009...    <1      6.03 - 12.81        --         --         1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2013...    <1     17.21 - 17.21         5         --         1.50 - 1.50      37.69 -  37.69
     2012...    <1     12.50 - 12.50         3       0.37         1.50 - 1.50      15.66 -  15.66
     2011...    <1     10.80 - 10.80         3       0.40         1.50 - 1.50       8.49 -   8.49
     2010...    <1      9.96 -  9.96        --         --         1.50 - 1.50       1.32 -   1.32
     2009...    <1      9.83 -  9.83        --         --         1.50 - 1.50      17.79 -  17.79

     ProFund VP Mid-Cap Value
     2013...    --       N/A -   N/A        --       0.70           N/A - N/A         N/A -   N/A
     2012...    <1     10.76 - 10.76         5       0.15         1.50 - 1.50      14.84 -  14.84
     2011...    <1      9.37 -  9.37         4       0.17         1.50 - 1.50      -5.34 -  -5.34
     2010...    <1      9.90 -  9.90         4       0.30         1.50 - 1.50      18.67 -  18.67
     2009...    <1      8.34 -  8.34         4       1.97         1.50 - 1.50      28.94 -  28.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Telecommunications
     2013.........    <1   $11.15 - 11.15    $      4       0.03%       1.50 - 1.50%     10.41 -  10.41%
     2012.........    <1    10.10 - 10.10           3       3.90        1.50 - 1.50      14.79 -  14.79
     2011.........    <1     8.80 -  8.80           3       4.20        1.50 - 1.50       0.36 -   0.36
     2010.........    <1     8.77 -  8.77           1       5.13        1.50 - 1.50      13.97 -  13.97
     2009.........    <1     7.69 -  7.69          --       9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2013.........     2    10.49 - 10.49          20       0.03        1.50 - 1.50      11.64 -  11.64
     2012.........     2     9.40 -  9.40          18       1.36        1.50 - 1.50      -1.34 -  -1.34
     2011.........     5     9.52 -  9.52          50       2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23          44       3.05        1.50 - 1.50       4.38 -   4.38
     2009.........     4     7.88 -  7.88          29       6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2013......... 1,241    15.35 - 19.04      20,484       1.40        0.80 - 2.15      -2.62 -  -1.27
     2012......... 1,586    15.77 - 19.29      26,870       2.59        0.80 - 2.15      -0.34 -   1.04
     2011......... 1,896    15.82 - 19.09      32,176       3.81        0.80 - 2.15       4.51 -   5.94
     2010......... 2,370    15.14 - 18.02      37,973       7.87        0.80 - 2.15       2.90 -   4.32
     2009......... 2,804    14.71 - 17.28      43,436       4.22        0.80 - 2.15      18.40 -  20.03

     VT Capital Opportunities
     2013.........   196    25.10 - 28.58       5,255       0.53        0.80 - 2.00      31.42 -  33.03
     2012.........   219    19.10 - 21.48       4,443       0.40        0.80 - 2.00      13.45 -  13.57
     2011.........   264    16.82 - 18.94       4,748       0.14        0.80 - 2.15      -8.12 -  -6.86
     2010.........   301    18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
     2009.........   290    14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46

     VT Diversified Income
     2013......... 1,484    17.29 - 21.01      27,839       3.30        0.80 - 2.15       5.50 -   6.95
     2012......... 1,758    16.39 - 19.65      31,046       5.75        0.80 - 2.15       9.12 -  10.63
     2011......... 2,041    15.02 - 17.76      32,796      10.06        0.80 - 2.15      -5.24 -  -3.94
     2010......... 2,431    15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
     2009......... 3,023    14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11

     VT Equity Income
     2013......... 3,717    12.57 - 25.67      81,756       2.05        0.80 - 2.59      28.99 -  31.36
     2012......... 4,565     9.74 - 19.55      76,738       2.38        0.80 - 2.59      16.21 -  18.35
     2011......... 5,590     8.38 - 16.52      80,063       1.87        0.80 - 2.59     -35.70 -   1.11
     2010......... 6,698     8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
     2009......... 7,991     7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                   ---------------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2013.........  4,309       $13.05 - 14.73    $ 58,941      1.78%        0.80 - 2.69%    14.92 -  17.15%
     2012.........  5,104        11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50 -  11.63
     2011.........  5,948        10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01 -   1.95
     2010.........  7,236        10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85 -   9.94
     2009.........  8,496         9.62 - 10.05      81,676      4.47         0.80 - 2.69     22.25 -  24.62

     VT Global Asset Allocation
     2013.........  1,470        16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42 -  18.54
     2012.........  1,667        14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23 -  13.28
     2011.........  2,013        12.53 - 13.95      26,313      4.63         0.80 - 2.59     -2.99 -  -1.21
     2010.........  2,438        12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72 -  13.77
     2009.........  2,788        11.15 - 12.87      32,863      5.58         0.80 - 2.59     31.71 -  34.12

     VT Global Equity
     2013.........  1,632         7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14 -  30.92
     2012.........  1,893         6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59 -  19.22
     2011.........  2,226         5.10 -  7.51      16,534      2.10         0.80 - 2.15     -6.99 -  -5.71
     2010.........  2,785         5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48 -   8.96
     2009.........  3,494         5.10 -  7.31      25,105        --         0.80 - 2.15     27.18 -  28.93

     VT Global Health Care
     2013.........  1,449        19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14 -  40.53
     2012.........  1,678        14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22 -  21.29
     2011.........  1,982        12.02 - 13.31      23,902      0.87         0.80 - 2.49     -3.63 -  -1.97
     2010.........  2,434        12.47 - 13.58      30,167      1.95         0.80 - 2.49     -0.08 -   1.65
     2009.........  2,932        12.48 - 13.36      35,955        --         0.80 - 2.49     22.87 -  24.99

     VT Global Utilities
     2013.........    883        12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75 -  12.91
     2012.........  1,040        11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -   4.20
     2011.........  1,245        10.91 - 16.18      14,107      3.65         0.80 - 2.69     -7.95 -  -6.16
     2010.........  1,528        11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -   1.02
     2009.........  1,865        11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -   6.50

     VT Growth and Income
     2013......... 10,395        17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03 -  34.73
     2012......... 12,240        12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93 -  18.30
     2011......... 14,617        10.96 - 11.88     141,861      1.30         0.70 - 2.69     -7.20 -  -5.31
     2010......... 17,810        11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30 -  13.58
     2009......... 21,905        10.19 - 11.50     200,607      2.59         0.70 - 2.69     26.32 -  28.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2013.............  1,549      $ 6.26 -  7.59    $ 10,806       0.50%        0.80 - 2.15%    33.21 -  35.05%
     2012.............  1,847        4.70 -  5.62       9,608       0.09         0.80 - 2.15     15.03 -  16.62
     2011.............  2,117        4.09 -  4.82       9,501       0.17         0.80 - 2.15     -6.18 -  -4.89
     2010.............  2,306        4.36 -  5.07      10,973       0.21       0.80  -  2.15     14.79 -  16.38
     2009.............  2,856        3.80 -  4.35      11,750       0.75       0.80  -  2.15     37.83 -  39.73

     VT High Yield
     2013.............  1,804       21.36 - 23.07      39,729       7.15         0.80 - 2.54      5.67 -   6.99
     2012.............  2,136       20.22 - 21.56      44,425       7.81         0.80 - 2.59     13.00 -  15.08
     2011.............  2,500       17.89 - 18.73      45,504       8.21         0.80 - 2.59     -0.87 -   0.94
     2010.............  3,100       18.05 - 18.56      56,454       7.51         0.80 - 2.59     11.09 -  13.13
     2009.............  3,703       16.25 - 16.40      59,793      10.29         0.80 - 2.59     46.30 -  48.98

     VT Income
     2013.............  4,977       13.67 - 19.77      81,699       3.90         0.80 - 2.54     -0.72 -  -1.06
     2012.............  5,874       13.77 - 19.56      95,918       5.15         0.80 - 2.54      7.92 -   9.86
     2011.............  6,875       12.76 - 17.81     102,954       9.15         0.80 - 2.54      2.34 -   4.16
     2010.............  8,791       12.47 - 17.10     127,121      11.26         0.80 - 2.54      7.08 -   8.99
     2009............. 10,248       11.64 - 15.69     137,453       5.87         0.80 - 2.54     42.93 -  45.48

     VT International Equity
     2013.............  6,439       13.02 - 17.40      97,085       1.46         0.70 - 2.59     24.76 -  27.18
     2012.............  7,707       10.23 - 13.95      92,599       2.26         0.70 - 2.59     18.75 -  21.06
     2011.............  9,304        8.45 - 11.74      93,329       3.43         0.70 - 2.59    -23.28 - -17.51
     2010............. 10,864       10.25 - 14.51     132,418       3.50         0.70 - 2.59      1.61 -   9.26
     2009............. 13,331        9.38 - 13.54     149,649         --         0.70 - 2.59     21.40 -  23.76

     VT International Growth
     2013.............  1,126        8.53 - 13.59      14,739       1.05         0.80 - 2.15     19.74 -  21.39
     2012.............  1,306        7.12 - 11.20      14,073       1.48         0.80 - 2.15     18.40 -  20.04
     2011.............  1,545        6.02 -  9.33      14,000       2.52         0.80 - 2.15    -19.66 - -18.55
     2010.............  1,737        7.49 - 11.45      19,448       2.77         0.80 - 2.15      9.79 -  11.31
     2009.............  2,263        6.82 - 10.29      22,562       1.37         0.80 - 2.15     35.39 -  37.26

     VT International Value
     2013.............  1,096       12.46 - 15.85      16,375       2.53         0.80 - 2.15     19.59 -  21.23
     2012.............  1,238       10.42 - 13.08      15,369       3.14         0.80 - 2.15     19.08 -  20.73
     2011.............  1,543        8.75 - 10.83      15,943       2.74         0.80 - 2.15    -15.63 - -14.47
     2010.............  1,943       10.37 - 12.66      23,612       3.26         0.80 - 2.15      4.82 -   6.27
     2009.............  2,451        9.90 - 11.92      28,222         --         0.80 - 2.15     23.48 -  25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2013.............  4,884   $11.58 - 17.79    $ 57,858      1.51%        0.80 - 2.44%     31.83 -  34.04%
     2012.............  5,775     8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011.............  6,981     7.46 - 11.84      53,722      1.15         0.80 - 2.44      -8.52 -  -0.76
     2010.............  8,264     7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009............. 10,361     6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78

     VT Money Market
     2013.............  6,570     8.72 - 11.67      65,393      0.01         0.80 - 2.59      -2.58 -  -0.79
     2012.............  8,055     8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011.............  8,989     9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010............. 10,950     9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009............. 13,389     9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59

     VT Multi Cap Growth
     2013.............  7,351    11.64 - 20.73      85,227      0.51         0.80 - 2.69      32.77 -  35.35
     2012.............  8,569     8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011............. 10,185     7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010............. 12,642     7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009.............  8,619     6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08

     VT Multi Cap Value
     2013.............    301    24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23 -  40.93
     2012.............    348    17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011.............    382    15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010.............    471    16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009.............    564    13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89

     VT Research
     2013.............  1,932    14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24 -  32.30
     2012.............  2,279    10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011.............  2,810     9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010.............  3,483     9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009.............  4,329     8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12

     VT Small Cap Value
     2013.............  1,813    18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44 -  38.63
     2012.............  2,165    13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81 -  16.67
     2011.............  2,623    12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010.............  3,255    12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009.............  3,821    10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62

     VT Voyager
     2013.............  8,343    14.28 - 19.41     119,381      0.81         0.80 - 2.69      39.86 -  42.58
     2012............. 10,008    10.02 - 13.88     101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011............. 11,845     7.12 - 12.48     107,441        --         0.70 - 2.69     -20.06 - -18.42
     2010............. 13,951     8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009............. 17,282     7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2013.........    48   $13.53 - 14.43    $   659       3.73%        1.35 - 1.85%     -2.16 -  -1.66%
     2012.........    64    13.83 - 14.67        910       4.84         1.35 - 1.85       7.41 -   7.96
     2011.........    74    12.87 - 13.59        994       3.62         1.35 - 1.85       3.70 -   4.23
     2010.........    75    12.41 - 13.04        967       6.74         1.35 - 1.85       5.16 -   5.70
     2009.........   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16

     Van Kampen UIF Emerging Markets Equity
     2013......... 1,142    19.44 - 27.55     23,231       1.18         0.70 - 2.20      -3.18 -  -1.72
     2012......... 1,377    19.77 - 28.46     28,583         --         0.70 - 2.20      17.34 -  19.11
     2011......... 1,607    16.60 - 24.25     28,314       0.40         0.70 - 2.20     -20.00 - -18.79
     2010......... 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
     2009......... 1,949    17.30 - 26.03     36,845         --         0.70 - 2.20      66.15 -  68.66

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)
     2013......... 6,536    13.45 - 14.88     92,037       0.20         0.70 - 2.20      13.42 -  15.14
     2012......... 1,140    11.68 - 13.12     12,307       2.13         0.70 - 2.20      11.36 -  13.05
     2011......... 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -4.35 -   3.02
     2010......... 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
     2009......... 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61

     Van Kampen UIF Growth
     2013......... 1,540    16.89 - 20.88     27,382       0.43         0.70 - 2.69      44.09 -  47.04
     2012......... 1,901    11.49 - 14.49     23,350         --         0.70 - 2.69      11.29 -  13.58
     2011......... 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010......... 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009......... 3,168     8.59 - 11.51     30,116         --         0.70 - 2.69      61.10 -  64.40

     Van Kampen UIF Mid Cap Growth
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30      34.36 -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30       6.21 -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30      29.31 -  31.39
     2009......... 1,424    14.68 - 15.97     21,180         --         0.70 - 2.30      54.08 -  56.56

     Van Kampen UIF U.S. Real Estate
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30      -0.27 -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009......... 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2013.........   524   $17.53 - 20.19    $12,012       3.91%        1.29 - 2.59%    -11.12 -  -9.93%
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59      14.82 -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009......... 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43

     Van Kampen UIF Emerging Markets Equity (Class II)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59      -3.66 -  -2.38
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59      16.73 -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009.........   593    29.46 - 32.18     18,635         --         1.29 - 2.59      65.71 -  67.92

     Van Kampen UIF Global Franchise (Class II)
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59      16.56 -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59      12.59 -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009......... 4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)
     2013 (m)..... 2,266    15.13 - 17.42     31,979       0.12         1.29 - 2.59       8.25 -   9.24

     Van Kampen UIF Growth (Class II)
     2013.........   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59      43.90 -  45.82
     2012.........   394    16.04 - 16.29      6,732         --         1.29 - 2.59      11.09 -  12.58
     2011.........   509    14.25 - 14.67      7,708         --         1.29 - 2.59      -4.29 -   7.62
     2010.........   633    14.89 - 15.53     10,101         --         1.29 - 2.59      19.44 -  21.03
     2009.........   756    12.30 - 13.00     10,008         --         1.29 - 2.59      60.87 -  63.02

     Van Kampen UIF Mid Cap Growth (Class II)
     2013......... 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59      33.93 -  35.71
     2012......... 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59       5.67 -   7.09
     2011......... 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010......... 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59      28.85 -  30.56
     2009......... 2,520     9.72 - 17.72     34,343         --         1.29 - 2.59      53.29 -  55.34

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Small Company Growth (Class II)
     2013.....   363    $31.84 - 36.68     $12,718         -- %        1.29 - 2.59%     66.90 -  69.12%
     2012.....   474     19.08 - 21.69       9,880          --         1.29 - 2.59      11.73 -  13.22
     2011.....   601     17.08 - 19.16      11,112        4.01         1.29 - 2.59     -11.08 -  -9.89
     2010.....   752     19.20 - 21.26      15,510          --         1.29 - 2.59      23.28 -  24.93
     2009.....   886     15.58 - 17.02      14,682          --         1.29 - 2.59      42.85 -  44.75

     Van Kampen UIF U.S. Real Estate (Class II)
     2013..... 1,348     22.60 - 26.04      36,894        0.86         1.29 - 2.59      -0.88 -   0.44
     2012..... 1,553     25.88 - 25.92      42,444        0.60         1.29 - 2.59      12.79 -  13.95
     2011..... 1,894     22.71 - 22.98      45,526        0.54         1.29 - 2.59      -8.67 -   2.93
     2010..... 2,367     21.78 - 22.14      54,626        1.97         1.29 - 2.69       6.05 -  27.86
     2009..... 2,830     17.03 - 17.56      51,314        2.71         1.29 - 2.69      25.03 -  26.84

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                        Year Ended December 31,
($ in millions)                                         ----------------------
                                                         2013    2012    2011
                                                        ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $367,
     $402 and $447).................................... $  613  $  593  $  624
   Contract charges (net of reinsurance ceded
     of $251, $252 and $283)...........................  1,054   1,029   1,008
   Net investment income...............................  2,485   2,597   2,637
   Realized capital gains and losses:
       Total other-than-temporary impairment
         losses........................................    (49)    (60)   (279)
       Portion of loss recognized in other
         comprehensive income..........................     (3)     (8)    (14)
                                                        ------  ------  ------
          Net other-than-temporary impairment
            losses recognized in earnings..............    (52)    (68)   (293)
       Sales and other realized capital gains
         and losses....................................    128      52     683
                                                        ------  ------  ------
          Total realized capital gains and
            losses.....................................     76     (16)    390
                                                        ------  ------  ------
                                                         4,228   4,203   4,659
                                                        ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded
     of $331, $644 and $631)...........................  1,606   1,521   1,502
   Interest credited to contractholder funds
     (net of reinsurance ceded of $27, $28 and
     $27)..............................................  1,251   1,289   1,608
   Amortization of deferred policy acquisition
     costs.............................................    240     324     430
   Operating costs and expenses........................    434     437     394
   Restructuring and related charges...................      6      --       1
   Interest expense....................................     23      45      45
                                                        ------  ------  ------
                                                         3,560   3,616   3,980
                                                        ------  ------  ------
(Loss) gain on disposition of operations...............   (687)     18      15
                                                        ------  ------  ------
(Loss) income from operations before income tax
  expense                                                  (19)    605     694

Income tax expense.....................................     19     179     225
                                                        ------  ------  ------
Net (loss) income                                          (38)    426     469
                                                        ------  ------  ------
Other comprehensive (loss) income, after-tax
   Change in unrealized net capital gains and
     losses............................................   (707)    821     275
   Change in unrealized foreign currency
     translation adjustments...........................      2      --      (1)
                                                        ------  ------  ------
       Other comprehensive (loss) income,
         after-tax.....................................   (705)    821     274
                                                        ------  ------  ------
Comprehensive (loss) income                             $ (743) $1,247  $  743
                                                        ======  ======  ======

                See notes to consolidated financial statements.
                                      1

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                            December 31,
($ in millions, except par value data)                    ----------------
                                                            2013     2012
                                                          -------  -------
Assets
Investments
   Fixed income securities, at fair value
     (amortized cost $27,427 and $41,194)................ $28,756  $44,876
   Mortgage loans........................................   4,173    5,943
   Equity securities, at fair value (cost $565
     and $310)...........................................     650      345
   Limited partnership interests.........................   2,064    1,924
   Short-term, at fair value (amortized cost $590
     and $875)...........................................     590      875
   Policy loans..........................................     623      836
   Other.................................................   1,088    1,067
                                                          -------  -------
       Total investments.................................  37,944   55,866
Cash.....................................................      93      341
Deferred policy acquisition costs........................   1,331    1,834
Reinsurance recoverables.................................   2,754    4,570
Accrued investment income................................     358      489
Other assets.............................................     256      401
Separate Accounts........................................   5,039    6,610
Assets held for sale.....................................  15,593       --
                                                          -------  -------
          Total assets................................... $63,368  $70,111
                                                          =======  =======
Liabilities
Contractholder funds..................................... $23,604  $38,634
Reserve for life-contingent contract benefits............  11,589   14,117
Unearned premiums........................................       6       20
Payable to affiliates, net...............................     100      111
Other liabilities and accrued expenses...................     838    1,286
Deferred income taxes....................................     941    1,524
Notes due to related parties.............................     282      496
Separate Accounts........................................   5,039    6,610
Liabilities held for sale................................  14,899       --
                                                          -------  -------
          Total liabilities..............................  57,298   62,798
                                                          -------  -------
Commitments and Contingent Liabilities (Notes 8
  and 12)
Shareholder's Equity
Redeemable preferred stock - series A, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Redeemable preferred stock - series B, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Common stock, $227 par value, 23,800 shares
  authorized and outstanding.............................       5        5
Additional capital paid-in...............................   2,690    3,190
Retained income..........................................   2,447    2,485
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on
         fixed income securities with OTTI...............      31       (5)
       Other unrealized net capital gains and
         losses..........................................     997    2,405
       Unrealized adjustment to DAC, DSI and
         insurance reserves..............................    (101)    (766)
                                                          -------  -------
          Total unrealized net capital gains and
            losses.......................................     927    1,634
       Unrealized foreign currency translation
         adjustments.....................................       1       (1)
                                                          -------  -------
          Total accumulated other comprehensive
            income.......................................     928    1,633
                                                          -------  -------
          Total shareholder's equity.....................   6,070    7,313
                                                          -------  -------
          Total liabilities and shareholder's
            equity....................................... $63,368  $70,111
                                                          =======  =======

                See notes to consolidated financial statements.
                                      2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                   Year Ended December 31,
($ in millions)                                    ----------------------
                                                    2013    2012    2011
                                                   ------  ------  ------
Common stock...................................... $    5  $    5  $    5
                                                   ------  ------  ------
Additional capital paid-in
Balance, beginning of year........................  3,190   3,190   3,189
Return of capital.................................   (500)     --      --
Gain on purchase of investments from affiliate....     --      --       1
                                                   ------  ------  ------
Balance, end of year..............................  2,690   3,190   3,190
                                                   ------  ------  ------
Retained income
Balance, beginning of year........................  2,485   2,060   1,587
Net (loss) income.................................    (38)    426     469
Loss on reinsurance agreement with an affiliate...     --      (1)     --
Forgiveness of payable due to parent..............     --      --       4
                                                   ------  ------  ------
Balance, end of year..............................  2,447   2,485   2,060
                                                   ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year........................  1,633     812     538
Change in unrealized net capital gains and losses.   (707)    821     275
Change in unrealized foreign currency translation
  adjustments.....................................      2      --      (1)
                                                   ------  ------  ------
Balance, end of year..............................    928   1,633     812
                                                   ------  ------  ------
Total shareholder's equity........................ $6,070  $7,313  $6,067
                                                   ======  ======  ======

                See notes to consolidated financial statements.
                                      3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Year Ended December 31,
($ in millions)                                   --------------------------
                                                    2013     2012     2011
                                                  -------  -------  --------
Cash flows from operating activities
Net (loss) income................................ $   (38) $   426  $    469
Adjustments to reconcile net (loss)
  income to net cash provided by
  operating activities:
   Amortization and other non-cash items.........     (73)     (25)      (61)
   Realized capital gains and losses.............     (76)      16      (390)
   Loss (gain) on disposition of
     operations..................................     687      (18)      (15)
   Interest credited to contractholder
     funds.......................................   1,251    1,289     1,608
   Changes in:
       Policy benefits and other
         insurance reserves......................    (634)    (656)     (568)
       Unearned premiums.........................      (2)      (3)       (4)
       Deferred policy acquisition costs.........     (14)      62       189
       Reinsurance recoverables, net.............     (54)    (157)     (259)
       Income taxes..............................      33      248       164
       Other operating assets and
         liabilities.............................     (65)     (35)      (46)
                                                  -------  -------  --------
          Net cash provided by operating
            activities...........................   1,015    1,147     1,087
                                                  -------  -------  --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities.......................   4,046    6,674    11,490
   Equity securities.............................     265       22        70
   Limited partnership interests.................     387      201       175
   Mortgage loans................................      24       15        97
   Other investments.............................      38      111       153
Investment collections
   Fixed income securities.......................   4,168    3,077     3,072
   Mortgage loans................................     926    1,022       692
   Other investments.............................      88       84        93
Investment purchases
   Fixed income securities.......................  (4,348)  (7,458)  (10,002)
   Equity securities.............................    (453)    (201)      (14)
   Limited partnership interests.................    (597)    (507)     (397)
   Mortgage loans................................    (522)    (449)     (820)
   Other investments.............................     (81)    (159)     (340)
Change in short-term investments, net............    (108)      16       463
Change in policy loans and other
  investments, net...............................      76       56      (280)
Disposition of operations........................      --       13        --
                                                  -------  -------  --------
          Net cash provided by investing
            activities...........................   3,909    2,517     4,452
                                                  -------  -------  --------
Cash flows from financing activities
Contractholder fund deposits.....................   2,062    2,061     1,871
Contractholder fund withdrawals..................  (6,520)  (5,490)   (7,218)
Return of capital................................    (500)      --        --
Repayment of notes due to related parties........    (214)    (204)       --
                                                  -------  -------  --------
          Net cash used in financing
            activities...........................  (5,172)  (3,633)   (5,347)
                                                  -------  -------  --------
Net (decrease) increase in cash..................    (248)      31       192
Cash at beginning of year........................     341      310       118
                                                  -------  -------  --------
Cash at end of year.............................. $    93  $   341  $    310
                                                  =======  =======  ========

                See notes to consolidated financial statements.
                                      4

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells life insurance and voluntary accident and health insurance products. The principal products are interest-sensitive, traditional and variable life insurance. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities. Institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes were offered prior to 2009. The following table summarizes premiums and contract charges by product.

                                                          2013   2012   2011
   ($ in millions)                                       ------ ------ ------
   Premiums
      Traditional life insurance........................ $  471 $  449 $  420
      Immediate annuities with life contingencies.......     37     45    106
      Accident and health insurance.....................    105     99     98
                                                         ------ ------ ------
          Total premiums................................    613    593    624
   Contract charges
      Interest-sensitive life insurance.................  1,036  1,011    975
      Fixed annuities...................................     18     18     33
                                                         ------ ------ ------
          Total contract charges........................  1,054  1,029  1,008
                                                         ------ ------ ------
             Total premiums and contract charges........ $1,667 $1,622 $1,632
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents in New York.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2013 and 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $8 million and $10 million as of December 31, 2013 and 2012, respectively. Amortization expense of the present value of future profits was $2 million, $3 million and $2 million in 2013, 2012 and 2011, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2013 and 2012. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2013 or 2012.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Adopted accounting standards

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the FASB issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company's results of operations and financial position.

3. Held for Sale Transaction

   On July 17, 2013, the Company entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business for $600 million subject to certain adjustments as of the closing date. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. The estimated loss on disposition of $521 million, after-tax, was recorded in 2013, excluding any impact of unrealized net capital gains and losses. This transaction met the criteria for held for sale accounting. As a result, the related assets and liabilities are included as single line items in the asset and liability sections of the Consolidated Statement of Financial Position as of December 31, 2013. The following table summarizes the assets and liabilities held for sale as of December 31, 2013.

       ($ in millions)
       Assets
       Investments
          Fixed income securities............................... $10,167
          Mortgage loans........................................   1,367
          Short-term investments................................     160
          Policy loans..........................................     198
          Other investments.....................................      91
                                                                 -------
              Total investments.................................  11,983
       Deferred policy acquisition costs........................     743
       Reinsurance recoverables, net............................   1,660
       Accrued investment income................................     109
       Other assets.............................................      79
       Separate Accounts........................................   1,701
                                                                 -------
                 Assets held for sale...........................  16,275
                 Less: Loss accrual.............................    (682)
                                                                 -------
                     Total assets held for sale................. $15,593
                                                                 =======
       Liabilities
       Reserve for life-contingent contract benefits............ $ 1,894
       Contractholder funds.....................................  10,945
       Unearned premiums........................................      12
       Deferred income taxes....................................     151
       Other liabilities and accrued expenses...................     196
       Separate Accounts........................................   1,701
                                                                 -------
                     Total liabilities held for sale............ $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $306 million, $231 million and $486 million in 2013, 2012 and 2011, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $322 million, $543 million and $220 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $6 million, $18 million and $43 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2013   2012   2011
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments.......... $ 235  $(298) $ 202
                                                     -----  -----  -----
         Operating cash flow provided (used)........   235   (298)   202
      Net change in cash............................    (2)    --     --
                                                     -----  -----  -----
         Net change in proceeds managed............. $ 233  $(298) $ 202
                                                     =====  =====  =====
      Net change in liabilities
      Liabilities for collateral, beginning of year. $(561) $(263) $(465)
      Liabilities for collateral, end of year.......  (328)  (561)  (263)
                                                     -----  -----  -----
         Operating cash flow (used) provided........ $(233) $ 298  $(202)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $456 million, $451 million and $399 million in 2013, 2012 and 2011, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million, $35 million and $56 million of structured settlement annuities, a type of immediate annuity, in 2013, 2012 and 2011, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million, $3 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2013, 2012 and 2011, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.72 billion and $4.77 billion as of December 31, 2013 and 2012, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $13 million, $11 million and $15 million in 2013, 2012 and 2011, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2013 2012
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC................... $  7 $  7
           5.75% Note, due 2018, to AIC...................   --    4
           5.75% Note, due 2018, to AIC...................   --   10
           7.00% Surplus Note, due 2028, to AIC /(1)/.....   --  200
           6.74% Surplus Note, due 2029, to Kennett /(1)/.   25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/.  100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/.  100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/.   50   50
                                                           ---- ----
              Total notes due to related parties.......... $282 $496
                                                           ==== ====
--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2013 and 2012.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2013, 2012 and 2011, the Company recorded net investment income on these notes of $15 million. In each of 2013, 2012 and 2011, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, 2012 and 2011, the Company incurred interest expense on this surplus note of $7 million, $27 million and $28 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2013, 2012 and 2011, the Company incurred interest expense on these notes of $1 million, $1 million and $745 thousand respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2013 or 2012.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2013 or 2012.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2013 and 2012, no capital had been provided by AIC under this agreement.

Investment purchases and sales

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

Pension benefit plans

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

Return of capital

   In December 2013, the Company paid a return of capital of $500 million to AIC, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   Gross unrealized
       ($ in millions)                   Amortized ---------------   Fair
                                           cost    Gains    Losses   value
                                         ---------  ------  ------  -------
       December 31, 2013
       U.S. government and agencies.....  $   678  $   90   $  (2)  $   766
       Municipal........................    3,135     231     (62)    3,304
       Corporate........................   20,397   1,214    (295)   21,316
       Foreign government...............      715      83      (6)      792
       ABS..............................    1,011      30     (34)    1,007
       RMBS.............................      752      50     (12)      790
       CMBS.............................      724      47      (7)      764
       Redeemable preferred stock.......       15       2      --        17
                                          -------   ------  -----   -------
          Total fixed income securities.  $27,427  $1,747   $(418)  $28,756
                                          =======   ======  =====   =======
       December 31, 2012
       U.S. government and agencies.....  $ 2,137  $  242   $  --   $ 2,379
       Municipal........................    4,153     612     (61)    4,704
       Corporate........................   28,748   2,896    (113)   31,531
       Foreign government...............    1,017     164      (1)    1,180
       ABS..............................    1,921      49    (105)    1,865
       RMBS.............................    1,778      82     (69)    1,791
       CMBS.............................    1,425      60     (77)    1,408
       Redeemable preferred stock.......       15       3      --        18
                                          -------   ------  -----   -------
          Total fixed income securities.  $41,194  $4,108   $(426)  $44,876
                                          =======   ======  =====   =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less................  $ 1,106  $ 1,132
           Due after one year through five years..    5,060    5,457
           Due after five years through ten years.   10,955   11,316
           Due after ten years....................    7,819    8,290
                                                    -------  -------
                                                     24,940   26,195
           ABS, RMBS and CMBS.....................    2,487    2,561
                                                    -------  -------
              Total...............................  $27,427  $28,756
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                    2013    2012    2011
($ in millions)                                    ------  ------  ------
Fixed income securities........................... $1,947  $2,084  $2,264
Mortgage loans....................................    345     345     345
Equity securities.................................     12       9       7
Limited partnership interests /(1)/...............    175     159      49
Short-term investments............................      2       2       3
Policy loans......................................     49      51      53
Other.............................................     63      61      18
                                                   ------  ------  ------
   Investment income, before expense..............  2,593   2,711   2,739
   Investment expense.............................   (108)   (114)   (102)
                                                   ------  ------  ------
       Net investment income...................... $2,485  $2,597  $2,637
                                                   ======  ======  ======
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                        2013 2012   2011
($ in millions)                                         ---- ----  -----
Fixed income securities................................ $ 3  $(62) $ 539
Mortgage loans.........................................  20     8    (23)
Equity securities......................................  45    --     14
Limited partnership interests /(1)/....................  (6)   --     62
Derivatives............................................  14    34   (203)
Other..................................................  --     4      1
                                                        ---  ----  -----
   Realized capital gains and losses................... $76  $(16) $ 390
                                                        ===  ====  =====
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                        2013  2012   2011
($ in millions)                                         ----  ----  -----
Impairment write-downs................................. $(33) $(51) $(242)
Change in intent write-downs...........................  (19)  (17)   (51)
                                                        ----  ----  -----
   Net other-than-temporary impairment
     losses recognized in earnings.....................  (52)  (68)  (293)
Sales..................................................  114    17    823
Valuation of derivative instruments....................   (3)  (16)  (224)
Settlements of derivative instruments..................   17    51     22
EMA limited partnership income.........................   --    --     62
                                                        ----  ----  -----
       Realized capital gains and losses............... $ 76  $(16) $ 390
                                                        ====  ====  =====

   Gross gains of $94 million, $225 million and $835 million and gross losses of $46 million, $222 million and $124 million were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                   2013                 2012                  2011
($ in millions)            -------------------  -------------------  ---------------------
                                 Included             Included              Included
                           Gross  in OCI   Net  Gross  in OCI   Net  Gross   in OCI   Net
                           ----- -------- ----  ----- -------- ----  -----  -------- -----
Fixed income
  securities:
   Municipal.............. $ (8)   $--    $ (8) $ --    $--    $ --  $ (14)   $ (3)  $ (17)
   Corporate..............   --     --      --   (16)    (2)    (18)   (28)      6     (22)
   ABS....................   --     (2)     (2)   --     --      --     (8)      2      (6)
   RMBS...................   (2)     2      --   (23)    (9)    (32)  (111)    (20)   (131)
   CMBS...................  (32)    (3)    (35)  (22)     3     (19)   (66)      1     (65)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----
   Total fixed
     income
     securities...........  (42)    (3)    (45)  (61)    (8)    (69)  (227)    (14)   (241)
Mortgage loans............   11     --      11     5     --       5    (33)     --     (33)
Equity securities.........   (6)    --      (6)   (1)    --      (1)    (5)     --      (5)
Limited partnership
  interests...............   (9)    --      (9)   (3)    --      (3)    (3)     --      (3)
   Other                     (3)    --      (3)   --     --      --    (11)     --     (11)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----

     Other-than-temporary
     impairment
     losses............... $(49)   $(3)   $(52) $(60)   $(8)   $(68) $(279)   $(14)  $(293)
                           ====    ===    ====  ====    ===    ====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $164 million and $134 million as of December 31, 2013 and 2012, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                                     December 31, December 31,
                                                         2013         2012
  ($ in millions)                                    ------------ ------------
  Municipal.........................................    $  (5)       $  (5)
  Corporate.........................................       --           (1)
  ABS...............................................      (10)         (14)
  RMBS..............................................      (90)        (103)
  CMBS..............................................      (12)         (19)
                                                        -----        -----
     Total..........................................    $(117)       $(142)
                                                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                    2013   2012   2011
($ in millions)                                    -----  -----  -----
Beginning balance................................. $(345) $(581) $(701)
Additional credit loss for securities previously
  other-than- temporarily impaired................   (13)   (33)   (76)
Additional credit loss for securities not
  previously other-than- temporarily impaired.....   (19)   (20)  (114)
Reduction in credit loss for securities disposed
  or collected....................................    75    288    288
Reduction in credit loss for securities the
  Company has made the decision to sell or more
  likely than not will be required to sell........     2     --     13
Change in credit loss due to accretion of
  increase in cash flows..........................     1      1      9
                                                   -----  -----  -----
Ending balance/ (1)/.............................. $(299) $(345) $(581)
                                                   =====  =====  =====
--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2013
Fixed income securities............... $28,756  $1,747   $(418)      $1,329
Equity securities.....................     650      90      (5)          85
Short-term investments................     590      --      --           --
Derivative instruments /(1)/..........     (13)      1     (14)         (13)
EMA limited partnerships /(2)/........                                   (2)
Investments classified as held for
  sale................................                                  190
                                                                     ------
   Unrealized net capital gains and
     losses, pre-tax..................                                1,589
Amounts recognized for:
   Insurance reserves /(3)/...........                                   --
   DAC and DSI /(4)/..................                                 (156)
                                                                     ------
       Amounts recognized.............                                 (156)
Deferred income taxes.................                                 (506)
                                                                     ------
   Unrealized net capital gains and
     losses, after-tax................                               $  927
                                                                     ======
--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2012
Fixed income securities............... $44,876  $4,108   $(426)     $ 3,682
Equity securities.....................     345      36      (1)          35
Short-term investments................     875      --      --           --
Derivative instruments /(1)/..........     (17)      2     (19)         (17)
EMA limited partnerships..............                                    1
                                                                    -------
   Unrealized net capital gains and
     losses, pre-tax..................                                3,701
Amounts recognized for:
   Insurance reserves.................                                 (771)
   DAC and DSI........................                                 (408)
                                                                    -------
       Amounts recognized.............                               (1,179)
Deferred income taxes.................                                 (888)
                                                                    -------
   Unrealized net capital gains and
     losses, after-tax................                              $ 1,634
                                                                    =======
--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                     2013    2012    2011
($ in millions)                                    -------  ------  ------
Fixed income securities........................... $(2,353) $1,735  $1,219
Equity securities.................................      50      (1)    (11)
Derivative instruments............................       4      (5)      5
EMA limited partnerships..........................      (3)     --       1
Investments classified as held for sale...........     190      --      --
                                                   -------  ------  ------
   Total..........................................  (2,112)  1,729   1,214
Amounts recognized for:
   Insurance reserves.............................     771    (177)   (585)
   DAC and DSI....................................     252    (288)   (207)
                                                   -------  ------  ------
       Amounts recognized.........................   1,023    (465)   (792)
Deferred income taxes.............................     382    (443)   (147)
                                                   -------  ------  ------
(Decrease) increase in unrealized net capital
  gains and losses, after-tax..................... $  (707) $  821  $  275
                                                   =======  ======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                       Less than 12 months          12 months or more
($ in millions)                    --------------------------  --------------------------    Total
                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                   of issues value    losses   of issues value    losses     losses
                                   --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2013
Fixed income securities
   U.S. government and
     agencies.....................      4    $   76   $  (2)       --    $   --   $  --      $  (2)
   Municipal......................     63       347     (24)       21        99     (38)       (62)
   Corporate......................    530     5,191    (224)       48       467     (71)      (295)
   Foreign government.............      7        76      (4)        1        13      (2)        (6)
   ABS............................     17       162      (1)       42       400     (33)       (34)
   RMBS...........................     35        42      (2)       47       129     (10)       (12)
   CMBS...........................      5        14      --         6        52      (7)        (7)
   Redeemable preferred stock.....     --        --      --        --        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661     5,908    (257)      165     1,160    (161)      (418)
Equity securities.................     25        80      (5)       --        --      --         (5)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed
  income securities...............    135       636     (21)       55       326     (49)       (70)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2012
Fixed income securities
   U.S. government and
     agencies.....................      1    $   15   $  --        --    $   --   $  --      $  --
   Municipal......................     11       101      (7)       50       395     (54)       (61)
   Corporate......................     79     1,086     (27)       66       829     (86)      (113)
   Foreign government.............      2       121      (1)       --        --      --         (1)
   ABS............................      5        38      --        76       763    (105)      (105)
   RMBS...........................     49        30      --       164       442     (69)       (69)
   CMBS...........................     10        65      --        43       358     (77)       (77)
   Redeemable preferred stock.....     --        --      --         1        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157     1,456     (35)      400     2,787    (391)      (426)
Equity securities.................      3        57      (1)        1        --      --         (1)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    160    $1,513   $ (36)      401    $2,787   $(391)     $(427)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    132    $1,244   $ (29)      262    $1,919   $(195)     $(224)
Below investment grade fixed
  income securities...............     25       212      (6)      138       868    (196)      (202)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157    $1,456   $ (35)      400    $2,787   $(391)     $(426)
                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2013, $331 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $331 million, $276 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2013, the remaining $92 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $72 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $92 million, $20 million are related to below investment grade fixed income securities. Of these amounts, $15 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2013.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2013, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2013 and 2012, the carrying value of equity method limited partnerships totaled $1.46 billion and $1.31 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2013 or 2012. In 2011, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2013 and 2012, the carrying value for cost method limited partnerships was $605 million and $617 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2013, 2012 and 2011, the Company had write-downs related to cost method limited partnerships of $9 million, $3 million and $2 million, respectively.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $4.17 billion and $5.94 billion as of December 31, 2013 and 2012, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2013  2012
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California........................ 24.0% 24.2%
                       Illinois..........................  9.7   7.8
                       New Jersey........................  7.2   6.5
                       Texas.............................  6.3   6.0
                       New York..........................  6.2   6.6
                       District of Columbia..............  5.4   3.8
                       Florida...........................  5.2   4.3
                       Pennsylvania......................  3.9   5.1

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                            2013   2012
        (% of mortgage loan portfolio carrying value)      -----  -----
        Office buildings..................................  28.3%  28.0%
        Retail............................................  22.9   24.0
        Apartment complex.................................  19.2   17.4
        Warehouse.........................................  18.6   20.4
        Other.............................................  11.0   10.2
                                                           -----  -----
           Total.......................................... 100.0% 100.0%
                                                           =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2013 are as follows:

                                                   Number  Carrying
                                                  of loans  value   Percent
    ($ in millions)                               -------- -------- -------
    2014.........................................    23     $  325     7.8%
    2015.........................................    38        616    14.8
    2016.........................................    34        334     8.0
    2017.........................................    40        449    10.8
    Thereafter...................................   193      2,449    58.6
                                                    ---     ------   -----
       Total.....................................   328     $4,173   100.0%
                                                    ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2013.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                        2013                     2012
 ($ in millions)              ------------------------ ------------------------
                               Fixed   Variable         Fixed   Variable
                                rate     rate            rate     rate
                              mortgage mortgage        mortgage mortgage
 Debt service coverage         loans    loans   Total   loans    loans   Total
 ratio distribution           -------- -------- ------ -------- -------- ------
 Below 1.0...................  $  153    $--    $  153  $  266    $ --   $  266
 1.0 - 1.25..................     560     --       560   1,158      --    1,158
 1.26 - 1.50.................   1,167      2     1,169   1,364      17    1,381
 Above 1.50..................   2,176     38     2,214   2,854     129    2,983
                               ------    ---    ------  ------    ----   ------
    Total non-impaired
      mortgage loans.........  $4,056    $40    $4,096  $5,642    $146   $5,788
                               ======    ===    ======  ======    ====   ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2013 2012
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance.... $77  $147
        Impaired mortgage loans without a valuation allowance.  --     8
                                                               ---  ----
        Total impaired mortgage loans......................... $77  $155
                                                               ===  ====
        Valuation allowance on impaired mortgage loans........ $21  $ 42

   The average balance of impaired loans was $86 million, $202 million and $207 million during 2013, 2012 and 2011, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2013  2012  2011
       ($ in millions)                                 ----  ----  ----
       Beginning balance.............................. $ 42  $ 63  $ 84
       Net (decrease) increase in valuation allowance.  (11)   (5)   33
       Charge offs....................................   (8)  (16)  (54)
       Mortgage loans classified as held for sale.....   (2)   --    --
                                                       ----  ----  ----
       Ending balance................................. $ 21  $ 42  $ 63
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2013   2012
                 ($ in millions)                  ------ ------
                 Less than 90 days past due...... $   -- $   20
                 90 days or greater past due.....     --      4
                                                  ------ ------
                    Total past due...............     --     24
                    Current loans................  4,173  5,919
                                                  ------ ------
                        Total mortgage loans..... $4,173 $5,943
                                                  ====== ======

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2013  2012
          (% of municipal bond portfolio carrying value)  ----  ----
                           California.................... 15.9% 14.1%
                           Texas......................... 13.5  11.8
                           Oregon........................  5.4   4.7
                           New Jersey....................  5.2   4.5
                           New York......................  5.2   7.1
                           Illinois......................  5.1   4.3

Concentration of credit risk

   As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2013 and 2012, fixed income securities with a carrying value of $312 million and $525 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2013, 2012 and 2011.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $2.89 billion and $3.35 billion as of December 31, 2013 and 2012, respectively.

   As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $53 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2013, the carrying value of fixed income securities that were non-income producing was $11 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:. Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:. Assets and liabilities whose values are based on the following:

    (a)Quoted prices for similar assets or liabilities in active markets;

    (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

    (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:. Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   . Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                Quoted
                               prices in
                                active
                                markets  Significant
                                  for       other    Significant  Counterparty
                               identical observable  unobservable   and cash   Balance as of
                                assets     inputs       inputs     collateral  December 31,
                               (Level 1)  (Level 2)   (Level 3)     netting        2013
($ in millions)                --------- ----------- ------------ ------------ -------------
Assets
   Fixed income
     securities:
       U.S.
         government
         and
         agencies.............  $  145     $   621     $     --                  $    766
       Municipal..............      --       3,185          119                     3,304
       Corporate..............      --      20,308        1,008                    21,316
       Foreign
         government...........      --         792           --                       792
       ABS....................      --         895          112                     1,007
       RMBS...................      --         790           --                       790
       CMBS...................      --         763            1                       764
       Redeemable
         preferred
         stock................      --          16            1                        17
                                ------     -------     --------                  --------
          Total
            fixed
            income
            securities........     145      27,370        1,241                    28,756
   Equity securities..........     593          51            6                       650
   Short-term
     investments..............     129         461           --                       590
   Other
     investments:
     Free-standing
     derivatives..............      --         268            9      $ (11)           266
   Separate account
     assets...................   5,039          --           --                     5,039
   Assets held for
     sale.....................   1,854       9,812          362                    12,028
                                ------     -------     --------      -----       --------
          Total
            recurring
            basis
            assets............   7,760      37,962        1,618        (11)        47,329
   Non-recurring
     basis/ (1)/..............      --          --           17                        17
                                ------     -------     --------      -----       --------
Total assets at
  fair value..................  $7,760     $37,962     $  1,635      $ (11)      $ 47,346
                                ======     =======     ========      =====       ========
% of total assets
  at fair value...............    16.4%       80.2%         3.4%      --  %         100.0%
Liabilities
   Contractholder
     funds:
     Derivatives
     embedded in
     life and
     annuity
     contracts................  $   --     $    --     $   (307)                 $   (307)
   Other
     liabilities:
     Free-standing
     derivatives..............      --        (185)         (14)     $   7           (192)
   Liabilities held
     for sale.................      --          --         (246)                     (246)
                                ------     -------     --------      -----       --------
       Total
         recurring
         basis
         liabilities..........      --        (185)        (567)         7           (745)
   Non-recurring
     basis/ (2)/..............      --          --      (11,088)                  (11,088)
                                ------     -------     --------      -----       --------
Total liabilities
  at fair value...............  $   --     $  (185)    $(11,655)     $   7       $(11,833)
                                ======     =======     ========      =====       ========
% of total
  liabilities at
  fair value..................    --  %        1.6%        98.5%      (0.1)%        100.0%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012.

($ in millions)                        Quoted
                                      prices in
                                       active
                                       markets  Significant              Counterparty
                                         for       other    Significant      and
                                      identical observable  unobservable     cash     Balance as of
                                       assets     inputs       inputs     collateral  December 31,
                                      (Level 1)  (Level 2)   (Level 3)     netting        2012
                                      --------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies....................  $1,074     $ 1,305      $   --                    $ 2,379
       Municipal.....................      --       4,366         338                      4,704
       Corporate.....................      --      30,030       1,501                     31,531
       Foreign government............      --       1,180          --                      1,180
       ABS...........................      --       1,666         199                      1,865
       RMBS..........................      --       1,791          --                      1,791
       CMBS..........................      --       1,387          21                      1,408
       Redeemable preferred
         stock.......................      --          17           1                         18
                                       ------     -------      ------                    -------
          Total fixed income
            securities...............   1,074      41,742       2,060                     44,876
   Equity securities.................     338          --           7                        345
   Short-term investments............     220         655          --                        875
   Other investments:
     Free-standing derivatives.......      --         173           3       $ (47)           129
   Separate account assets...........   6,610          --          --                      6,610
   Other assets......................       2          --           1                          3
                                       ------     -------      ------       -----        -------
       Total recurring basis
         assets......................   8,244      42,570       2,071         (47)        52,838
   Non-recurring basis/ (1)/.........      --          --           6                          6
                                       ------     -------      ------       -----        -------
   Total assets at fair value........  $8,244     $42,570      $2,077       $ (47)       $52,844
                                       ======     =======      ======       =====        =======
   % of total assets at fair
     value...........................    15.6%       80.6%        3.9%       (0.1)%        100.0%

Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts.......................  $   --     $    --      $ (553)                   $  (553)
   Other liabilities:
     Free-standing derivatives.......      --         (91)        (30)      $  29            (92)
                                       ------     -------      ------       -----        -------
Total liabilities at fair
  value..............................  $   --     $   (91)     $ (583)      $  29        $  (645)
                                       ======     =======      ======       =====        =======
% of total liabilities at
  fair value.........................     -- %       14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                               Fair   Valuation  Unobservable          Weighted
                               value  technique     input      Range   average
($ in millions)                -----  ---------- ------------ -------  --------
December 31, 2013
Derivatives embedded in life   $(247) Stochastic Projected      1.0 -     1.75%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............
Liabilities held for sale -    $(246) Stochastic Projected      1.0 -     1.91%
  Equity-indexed and forward          cash flow  option cost      2.0%
  starting options............        model
December 31, 2012
ARS backed by student loans... $ 202  Discounted Anticipated  18 - 60  32 - 44
                                      cash flow  date          months   months
                                      model      liquidity
                                                 will return
                                                 to the
                                                 market
Derivatives embedded in life   $(419) Stochastic Projected      1.0 -     1.92%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value. If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value.

   As of December 31, 2013 and 2012, Level 3 fair value measurements include $1.15 billion and $1.72 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  338        $ (12)     $  19      $  --       $   --
       Corporate.....................     1,501           32        (32)        84         (172)
       ABS...........................       199           (2)        30         17          (16)
       RMBS..........................        --           --         --         --           --
       CMBS..........................        21           (1)         3         --           --
       Redeemable preferred
         stock.......................         1           --         --         --           --
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............     2,060           17         20        101         (188)
       Equity securities.............         7           --         --         --           --
       Free-standing
         derivatives, net............       (27)          19         --         --           --
       Other assets..................         1           (1)        --         --           --
       Assets held for sale..........        --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (553)       $  89      $  --      $  --       $   --
       Liabilities held for
         sale........................        --           20         --         --           --
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate.....................      (244)         145       (173)      (133)       1,008
       ABS...........................       (85)          --         (8)       (23)         112
       RMBS..........................        --           --         --         --           --
       CMBS..........................        (5)          --        (17)        --            1
       Redeemable preferred
         stock.......................        --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............      (385)         145       (371)      (158)       1,241
       Equity securities.............        --           --         (1)        --            6
       Free-standing
         derivatives, net............        --            9         --         (6)          (5)/(3)/
       Other assets..................        --           --         --         --           --
       Assets held for sale..........       385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale........................      (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                       Total gains
                                                    (losses) included
                                                           in:
($ in millions)                                     -----------------
                                      Balance as of                      Transfers    Transfers
                                      December 31,      Net                into        out of
                                          2011      income /(1)/  OCI     Level 3      Level 3
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  387        $  (5)     $ 22     $  53       $  (10)
       Corporate.....................     1,319           20        63       381          (64)
       ABS...........................       254           24        59        42           (7)
       RMBS..........................        47           --        --        --          (47)
       CMBS..........................        30           (4)       10        --           --
       Redeemable preferred
         stock.......................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............     2,038           35       154       476         (128)
       Equity securities.............        14           --        --        --           --
       Free-standing
         derivatives, net............       (88)          25        --        --           --
       Other assets..................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $1,965        $  60      $154     $ 476       $ (128)
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (723)       $ 168      $ --     $  --       $   --
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $ (723)       $ 168      $ --     $  --       $   --
                                         ======        =====      ====     =====       ======

                                                                                    Balance as of
                                                                                    December 31,
                                        Purchases      Sales     Issues Settlements     2012
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   --        $(107)     $ --     $  (2)      $  338
       Corporate.....................       125         (223)       --      (120)       1,501
       ABS...........................        11         (165)       --       (19)         199
       RMBS..........................        --           --        --        --           --
       CMBS..........................        --           --        --       (15)          21
       Redeemable preferred
         stock.......................         1           (1)       --        --            1
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............       137         (496)       --      (156)       2,060
       Equity securities.............         5          (12)       --        --            7
       Free-standing
         derivatives, net............        27           --        --         9          (27)/(2)/
       Other assets..................        --           --        --        --            1
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $  169        $(508)     $ --     $(147)      $2,041
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --        $  --      $(79)    $  81       $ (553)
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $  --      $(79)    $  81       $ (553)
                                         ======        =====      ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2010      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  601       $    (2)    $   7      $  48       $   (34)
       Corporate.....................     1,760            52       (35)       237          (410)
       ABS...........................     1,974            21       (65)        --        (1,470)
       RMBS..........................     1,189           (57)       77         --          (853)
       CMBS..........................       844           (43)      111         65          (878)
       Redeemable preferred
         stock.......................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............     6,369           (29)       95        350        (3,645)
       Equity securities.............        29            (5)       --         --           (10)
       Free-standing
         derivatives, net............       (77)          (37)       --         --            --
       Other assets..................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $6,322       $   (71)    $  95      $ 350       $(3,655)
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (653)      $  (134)    $  --      $  --       $    --
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $ (653)      $  (134)    $  --      $  --       $    --
                                         ======       =======     =====      =====       =======

                                                                                      Balance as of
                                                                                      December 31,
                                        Purchases      Sales      Issues  Settlements     2011
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   10       $  (241)    $  --      $  (2)      $   387
       Corporate.....................       266          (473)       --        (78)        1,319
       ABS...........................       146          (136)       --       (216)          254
       RMBS..........................        --          (222)       --        (87)           47
       CMBS..........................        --           (66)       --         (3)           30
       Redeemable preferred
         stock.......................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............       422        (1,138)       --       (386)        2,038
       Equity securities.............         1            (1)       --         --            14
       Free-standing
         derivatives, net............        18            --        --          8           (88)/(2)/
       Other assets..................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $  441       $(1,139)    $  --      $(378)      $ 1,965
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --       $    --     $(100)     $ 164       $  (723)
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $   --       $    --     $(100)     $ 164       $  (723)
                                         ======       =======     =====      =====       =======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2013 or 2011. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable.

   Transfers into Level 3 during 2013, 2012 and 2011 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2013, 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                  2013  2012   2011
            ($ in millions)                       ----  ----  -----
            Assets
               Fixed income securities:
                   Municipal..................... $ (4) $ --  $  (2)
                   Corporate.....................   13    15     19
                   ABS...........................   (2)   --    (35)
                   CMBS..........................   (2)   (3)   (12)
                                                  ----  ----  -----
                      Total fixed income
                        securities...............    5    12    (30)
                   Equity securities.............   --    --     (4)
                   Free-standing
                     derivatives, net............   10     6    (29)
                   Other assets..................   (1)   --     --
                   Assets held for sale..........   (2)   --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3 assets........... $ 12  $ 18  $ (63)
                                                  ====  ====  =====
            Liabilities
                   Contractholder funds:
                     Derivatives embedded
                     in life and annuity
                     contracts................... $ 89  $168  $(134)
                   Liabilities held for
                     sale........................   20    --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3
                        liabilities.............. $109  $168  $(134)
                                                  ====  ====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2013 December 31, 2012
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans...................  $4,173   $4,300   $5,943   $6,223
       Cost method limited partnerships.     605      799      617      778
       Agent loans......................     341      325      319      314
       Bank loans.......................     160      161      282      282
       Notes due from related party.....     275      275      275      275
       Assets held for sale.............   1,458    1,532       --       --

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                      December 31, 2013 December 31, 2012
        ($ in millions)               ----------------  ----------------
                                      Carrying   Fair   Carrying   Fair
                                       value     value   value     value
                                      --------  ------- --------  -------
        Contractholder funds on
          investment contracts....... $15,542   $16,198 $26,984   $27,989
        Notes due to related parties.     282       282     496       496
        Liability for collateral.....     328       328     561       561
        Liabilities held for sale....   7,417     7,298      --        --

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During December 2013, swaptions were utilized to hedge the expected proceeds from the pending disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.

   As of December 31, 2013, the Company pledged $4 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   1  $  1    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swaption           Other
     agreements................  investments     1,420      n/a      --    --       --
   Interest rate cap                Other
     agreements................  investments        61      n/a       2     2       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments         3   10,035     261   261       --
   Financial futures contracts.  Other assets       --      627      --    --       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        47      n/a      --    --       --
  Embedded derivative
   financial instruments
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments         1      n/a      --    --       --
   Credit default swaps -           Other
     selling protection........  investments        85      n/a       2     2       --
  Other contracts
   Other contracts.............  Other assets        4      n/a      --    --       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  1,633   10,662     253   265      (12)
                                               -------   ------   -----  ----    -----
Total asset derivatives                        $ 1,649   10,662   $ 254  $266    $ (12)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   132      n/a   $ (15) $ --    $ (15)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses         85      n/a       4     4       --
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses      4,570      n/a       1     1       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        262      n/a       4     4       --
  Equity and index contracts
   Options.....................     Other
                                liabilities &
                                   accrued
                                   expenses         55   10,035    (165)    2     (167)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          738      n/a     (43)   --      (43)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          506      n/a     (13)   --      (13)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        1,693      n/a    (247)   --     (247)
                                 Liabilities
                                held for sale    2,363      n/a    (246)   --     (246)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (4)   --       (4)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        171      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        100      n/a     (15)   --      (15)
                                               -------   ------   -----  ----    -----
       Subtotal................                 10,628   10,035    (726)   11     (737)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                 10,760   10,035    (741) $ 11    $(752)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $12,409   20,697   $(487)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   2  $  2    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................  investments     5,541      n/a      19    28       (9)
   Interest rate cap                Other
     agreements................  investments       372      n/a       1     1       --
   Financial futures contracts.  Other assets      n/a        2      --    --       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments       146   12,400     125   125       --
   Financial futures contracts.  Other assets      n/a      249       2     2       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        44      n/a      --    --       --
  Embedded derivative
   financial instruments
   Conversion options..........  Fixed income
                                  securities         5      n/a      --    --       --
   Equity-indexed call options.  Fixed income
                                  securities        90      n/a       9     9       --
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments        32      n/a      (1)   --       (1)
   Credit default swaps -           Other
     selling protection........  investments       100      n/a       1     1       --
  Other contracts
   Other contracts.............  Other assets        4      n/a       1     1       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  6,346   12,651     145   167      (22)
                                               -------   ------   -----  ----    -----
Total asset derivatives........                $ 6,362   12,651   $ 147  $169    $ (22)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   135      n/a   $ (19) $ --    $ (19)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses      1,185      n/a      16    18       (2)
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses        250      n/a      --    --       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        429      n/a       1     1       --
   Financial futures contracts.     Other
                                liabilities &
                                   accrued
                                   expenses         --      357      --    --       --
  Equity and index contracts
   Options and futures.........     Other
                                liabilities &
                                   accrued
                                   expenses         --   12,262     (58)   --      (58)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          820      n/a     (86)   --      (86)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          554      n/a     (39)   --      (39)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        3,916      n/a    (419)   --     (419)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (9)   --       (9)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        193      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        130      n/a     (30)   --      (30)
                                               -------   ------   -----  ----    -----
       Subtotal................                  7,562   12,619    (626)   19     (645)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                  7,697   12,619    (645) $ 19    $(664)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $14,059   25,270   $(498)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                      Offsets
  ($ in millions)               ------------------
                                                      Net
                                            Cash    amount  Securities
                                Counter- collateral   on    collateral
                         Gross   party   (received) balance (received)  Net
                         amount netting   pledged    sheet   pledged   amount
                         ------ -------- ---------- ------- ---------- ------
  December 31, 2013
  Asset derivatives.....  $ 14    $(11)     $ --     $  3      $(3)     $--
  Liability derivatives.   (33)     11        (4)     (26)      22       (4)

  December 31, 2012
  Asset derivatives.....  $ 52    $(29)     $(18)    $  5      $(5)     $--
  Liability derivatives.   (63)     29        --      (34)      25       (9)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                              2013  2012  2011
 ($ in millions)                                              ----  ----  ----
 Gain (loss) recognized in OCI on derivatives during the
   period.................................................... $  3  $ (6) $  4
 Loss recognized in OCI on derivatives during the term of
   the hedging relationship..................................  (13)  (17)  (12)
 Loss reclassified from AOCI into income (net investment
   income)...................................................   (1)   --    --
 Loss reclassified from AOCI into income (realized capital
   gains and losses).........................................   --    (1)   (1)

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2013, 2012 or 2011.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31. In 2013, the Company had no derivatives used in fair value hedging relationships.

                                                    2013
($ in millions)           -------------------------------------------------------
                                                                       Total gain
                          Realized                                       (loss)
                          capital              Interest      Loss on   recognized
                           gains             credited to   disposition   in net
                            and    Contract contractholder     of       income on
                           losses  benefits     funds      operations  derivatives
                          -------- -------- -------------- ----------- -----------
Interest rate contracts..   $ 3      $--         $ --          $(6)        $(3)
Equity and index
  contracts..............    --       --           94           --          94
Embedded derivative
  financial instruments..    (1)      74          (75)          --          (2)
Foreign currency
  contracts..............    (2)      --           --           --          (2)
Credit default contracts.    14       --           --           --          14
Other contracts..........    --       --           (3)          --          (3)
                            ---      ---         ----          ---         ---
   Total.................   $14      $74         $ 16          $(6)        $98
                            ===      ===         ====          ===         ===

                                                        2012
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(1)      $--      $--         $ --         $ (1)
                                  ---       ---      ---         ----         ----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --         2       --           --            2
  Equity and index contracts..     --        --       --           56           56
  Embedded derivative
   financial instruments......     --        20       36          134          190
  Foreign currency contracts..     --        (2)      --           --           (2)
  Credit default contracts....     --        15       --           --           15
  Other contracts.............     --        --       --            3            3
                                  ---       ---      ---         ----         ----
   Subtotal...................     --        35       36          193          264
                                  ---       ---      ---         ----         ----
   Total......................    $(1)      $35      $36         $193         $263
                                  ===       ===      ===         ====         ====

                                                        2011
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(2)     $  (8)    $ --        $ (5)        $ (15)
  Foreign currency and
   interest rate contracts....     --         --       --         (32)          (32)
                                  ---      -----     ----        ----         -----
   Subtotal...................     (2)        (8)      --         (37)          (47)
                                  ---      -----     ----        ----         -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --       (151)      --          --          (151)
  Equity and index contracts..     --         --       --          (2)           (2)
  Embedded derivative
   financial instruments......     --        (45)     (32)        (38)         (115)
  Credit default contracts....     --          2       --          --             2
  Other contracts.............     --         --       --           7             7
                                  ---      -----     ----        ----         -----
   Subtotal...................     --       (194)     (32)        (33)         (259)
                                  ---      -----     ----        ----         -----
   Total......................    $(2)     $(202)    $(32)       $(70)        $(306)
                                  ===      =====     ====        ====         =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                  Gain (loss) on
                                    derivatives     Gain (loss) on hedged risk
 ($ in millions)                ------------------  -------------------------
                                           Foreign
                                          currency
                                              &
 Location of gain or (loss)     Interest  interest
 recognized in net income on      rate      rate    Contractholder
 derivatives                    contracts contracts     funds      Investments
 ---------------------------    --------- --------- -------------- -----------
 2012
 Net investment income.........    $ 3      $ --         $--          $ (3)
                                   ---      ----         ---          ----
    Total......................    $ 3      $ --         $--          $ (3)
                                   ===      ====         ===          ====
 2011
 Interest credited to
   contractholder funds........    $(7)     $(34)        $41          $ --
 Net investment income.........     26        --          --           (26)
 Realized capital gains and
   losses......................     (8)       --          --            --
                                   ---      ----         ---          ----
    Total......................    $11      $(34)        $41          $(26)
                                   ===      ====         ===          ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2013, counterparties pledged $8 million in cash and securities to the Company, and the Company pledged $23 million in securities to counterparties which includes $14 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $9 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                     2013                                  2012
($ in millions)      ------------------------------------- -------------------------------------
                      Number                    Exposure,   Number                    Exposure,
                        of    Notional  Credit    net of      of    Notional  Credit    net of
                     counter-  amount  exposure collateral counter-  amount  exposure collateral
Rating/ (1)/         parties   /(2)/    /(2)/     /(2)/    parties   /(2)/    /(2)/     /(2)/
------------         -------- -------- -------- ---------- -------- -------- -------- ----------
A+..................    1      $   22    $ 1       $ 1         1     $   19    $--       $--
A...................    4       1,523      2        --         3      2,252     12        --
A-..................    1          24      1        --         2        311      1         1
BBB+................    1           3     --        --         1      3,617     11        --
BBB.................    1          76      1        --        --         --     --        --
                        -      ------    ---       ---        --     ------    ---       ---
Total...............    8      $1,648    $ 5       $ 1         7     $6,199    $24       $ 1
                        =      ======    ===       ===        ==     ======    ===       ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                 2013  2012
    ($ in millions)                                              ----  ----
    Gross liability fair value of contracts containing
      credit-risk-contingent features........................... $ 25  $ 62
    Gross asset fair value of contracts containing
      credit-risk-contingent features and subject to MNAs.......   (9)  (28)
    Collateral posted under MNAs for contracts containing
      credit-risk-contingent features...........................  (14)  (25)
                                                                 ----  ----
    Maximum amount of additional exposure for contracts with
      credit-risk-contingent features if all features were
      triggered concurrently.................................... $  2  $  9
                                                                 ====  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                     Notional amount
   ($ in millions)                           ------------------------------
                                                            BB
                                                            and        Fair
                                             AA   A   BBB  lower Total value
                                             --- ---- ---- ----- ----- -----
   December 31, 2013
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (15)
   Index
      Investment grade corporate debt /(1)/.   1   20   55    4    80     2
                                             --- ---- ----  ---  ----  ----
   Total.................................... $ 1 $125 $ 55  $ 4  $185  $(13)
                                             === ==== ====  ===  ====  ====
   December 31, 2012
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
          Municipal.........................  25   --   --   --    25    (3)
                                             --- ---- ----  ---  ----  ----
          Subtotal..........................  25    5   --   --    30    (3)
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (26)
   Index
      Investment grade corporate debt /(1)/.   1   26   68    5   100    --
                                             --- ---- ----  ---  ----  ----
   Total.................................... $26 $131 $ 68  $ 5  $230  $(29)
                                             === ==== ====  ===  ====  ====
--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                                  2013  2012
    ($ in millions)                                              ------ ----
    Commitments to invest in limited partnership interests...... $1,366 $947
    Commitments to extend mortgage loans........................      1   67
    Private placement commitments...............................      5    6
    Other loan commitments......................................     26    7

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is zero as of December 31, 2013, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                 2013    2012
($ in millions)                                                 ------- -------
Immediate fixed annuities:
   Structured settlement annuities............................. $ 6,645 $ 7,274
   Other immediate fixed annuities.............................   2,279   2,382
Traditional life insurance.....................................   2,329   2,899
Accident and health insurance..................................     236   1,448
Other..........................................................     100     114
                                                                ------- -------
       Total reserve for life-contingent contract benefits..... $11,589 $14,117
                                                                ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

               Product                      Mortality             Interest rate            Estimation method
               -------                 -------------------  ------------------------- ----------------------------

Structured settlement annuities        U.S. population      Interest rate assumptions Present value of
                                       with projected       range from 0% to 9.0%     contractually specified
                                       calendar year                                  future benefits
                                       improvements;
                                       mortality rates
                                       adjusted for each
                                       impaired life based
                                       on reduction in
                                       life expectancy

Other immediate fixed annuities        1983 group annuity   Interest rate assumptions Present value of expected
                                       mortality table      range from 0% to 11.5%    future benefits based on
                                       with internal                                  historical experience
                                       modifications; 1983
                                       individual annuity
                                       mortality table;
                                       Annuity 2000
                                       mortality table
                                       with internal
                                       modifications;
                                       Annuity 2000
                                       mortality table;
                                       1983 individual
                                       annuity mortality
                                       table with internal
                                       modifications

Traditional life insurance             Actual company       Interest rate assumptions Net level premium reserve
                                       experience plus      range from 2.5% to 11.3%  method using the
                                       loading                                        Company's withdrawal
                                                                                      experience rates; includes
                                                                                      reserves for unpaid claims

Accident and health insurance          Actual company       Interest rate assumptions Unearned premium;
                                       experience plus      range from 3.0% to 6.0%   additional contract reserves
                                       loading                                        for mortality risk and
                                                                                      unpaid claims

Other:                                 Annuity 2000         Interest rate assumptions Projected benefit ratio
Variable annuity guaranteed minimum    mortality table      range from 4.0% to 5.8%   applied to cumulative
  death benefits/ (1)/                 with internal                                  assessments
                                       modifications

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                                2013    2012
  ($ in millions)                                              ------- -------
  Interest-sensitive life insurance........................... $ 7,104 $10,356
  Investment contracts:
     Fixed annuities..........................................  16,172  25,851
     Funding agreements backing medium-term notes.............      89   1,867
     Other investment contracts...............................     239     560
                                                               ------- -------
         Total contractholder funds........................... $23,604 $38,634
                                                               ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

       Product                     Interest rate                     Withdrawal/surrender charges
       -------         -------------------------------------  ------------------------------------------

Interest-sensitive     Interest rates credited range from 0%  Either a percentage of account balance
  life insurance       to 10.0% for equity-indexed life       or dollar amount grading off generally
                       (whose returns are indexed to the S&P  over 20 years
                       500) and 1.0% to 6.0% for all other
                       products

Fixed annuities        Interest rates credited range from 0%  Either a declining or a level percentage
                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 25.8% of
                       annuities (whose returns are indexed   fixed annuities are subject to market
                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                       all other products                     withdrawals

Funding agreements     Interest rates credited range from     Not applicable
  backing              1.8% to 5.4%
medium-term notes

Other investment       Interest rates used in establishing    Withdrawal and surrender charges are
  contracts:           reserves range from 1.7% to 10.3%      based on the terms of the related
  Guaranteed                                                  interest-sensitive life insurance or fixed
   minimum income,                                            annuity contract
   accumulation and
   withdrawal
   benefits on
   variable/ (1)/ and
   fixed annuities
   and secondary
   guarantees on
   interest-
   sensitive life
   insurance and
   fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                               2013      2012     2011
($ in millions)                                              --------  -------  -------
Balance, beginning of year.................................. $ 38,634  $41,669  $46,458
Deposits....................................................    2,338    2,180    1,869
Interest credited...........................................    1,268    1,296    1,592
Benefits....................................................   (1,521)  (1,454)  (1,454)
Surrenders and partial withdrawals..........................   (3,279)  (3,969)  (4,908)
Maturities of and interest payments on institutional
  products..................................................   (1,799)    (138)    (867)
Contract charges............................................   (1,032)    (995)    (962)
Net transfers from separate accounts........................       12       11       12
Fair value hedge adjustments for institutional products.....       --       --      (34)
Other adjustments...........................................      (72)      34      (37)
Classified as held for sale.................................  (10,945)      --       --
                                                             --------  -------  -------
Balance, end of year........................................ $ 23,604  $38,634  $41,669
                                                             ========  =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.20 billion and $5.23 billion of equity, fixed income and balanced mutual funds and $748 million and $721 million of money market mutual funds as of December 31, 2013 and 2012, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                December 31,
($ in millions)                                              -------------------
                                                               2013      2012
                                                             --------- ---------
In the event of death
   Separate account value................................... $   5,951 $   5,947
   Net amount at risk /(1)/................................. $     636 $   1,044
   Average attained age of contractholders..................  68 years  67 years
At annuitization (includes income benefit guarantees)
   Separate account value................................... $   1,463 $   1,416
   Net amount at risk /(2)/................................. $     252 $     418
   Weighted average waiting period until annuitization
     options available......................................      None      None
For cumulative periodic withdrawals
   Separate account value................................... $     488 $     532
   Net amount at risk /(3)/................................. $       9 $      16
Accumulation at specified dates
   Separate account value................................... $     732 $     811
   Net amount at risk /(4)/................................. $      27 $      50
   Weighted average waiting period until guarantee date.....   5 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

 ($ in millions)                      Liability
                                         for
                                      guarantees
                                      related to
                                        death               Liability for
                                       benefits  Liability   guarantees
                                         and        for      related to
                                      interest-  guarantees accumulation
                                      sensitive  related to      and
                                         life      income    withdrawal
                                       products   benefits    benefits    Total
                                      ---------- ---------- ------------- -----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
    Less reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Net balance as of December 31, 2012.     196         15           4       215
 Incurred guarantee benefits.........      83         (1)          5        87
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      81         (1)          5        85
 Net balance as of December 31, 2013.     277         14           9       300
    Plus reinsurance recoverables....     100         99          56       255
                                         ----       ----        ----      ----
 Balance, December 31, 2013 /(2)/....    $377       $113        $ 65      $555
                                         ====       ====        ====      ====
 Balance, December 31, 2011 /(3)/....    $289       $191        $164      $644
    Less reinsurance recoverables....     116        175         162       453
                                         ----       ----        ----      ----
 Net balance as of December 31, 2011.     173         16           2       191
 Incurred guarantee benefits.........      25         (1)          2        26
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      23         (1)          2        24
 Net balance as of December 31, 2012.     196         15           4       215
    Plus reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
                                         ====       ====        ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.
/(2)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(3)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

                Period                            Retention limits
                ------                  -------------------------------------
 April 2011 through current             Single life: $5 million per life, $3
                                        million age 70 and over, and $10
                                        million for contracts that meet
                                        specific criteria Joint life: $8
                                        million per life, and $10 million for
                                        contracts that meet specific criteria

 July 2007 through March 2011           $5 million per life, $3 million age
                                        70 and over, and $10 million for
                                        contracts that meet specific criteria

 September 1998 through June 2007       $2 million per life, in 2006 the
                                        limit was increased to $5 million for
                                        instances when specific criteria were
                                        met

 August 1998 and prior                  Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.69 billion as of December 31, 2013 and 2012, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In addition, as of December 31, 2013 and 2012 the Company had reinsurance recoverables of $156 million and $160 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2013, the gross life insurance in force was $540.16 billion of which $195.41 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                         2013    2012    2011
 ($ in millions)                                        ------  ------  ------
 Direct................................................ $2,093  $2,121  $2,229
 Assumed
    Affiliate..........................................    124     115     113
    Non-affiliate......................................     68      40      20
 Ceded-non-affiliate...................................   (618)   (654)   (730)
                                                        ------  ------  ------
        Premiums and contract charges, net of
          reinsurance.................................. $1,667  $1,622  $1,632
                                                        ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                      2013    2012    2011
   ($ in millions)                                   ------  ------  ------
   Direct........................................... $1,805  $2,051  $2,036
   Assumed
      Affiliate.....................................     82      80      78
      Non-affiliate.................................     50      34      19
   Ceded-non-affiliate..............................   (331)   (644)   (631)
                                                     ------  ------  ------
          Contract benefits, net of reinsurance..... $1,606  $1,521  $1,502
                                                     ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                      2013    2012    2011
    ($ in millions)                                  ------  ------  ------
    Direct.......................................... $1,240  $1,288  $1,614
    Assumed
       Affiliate....................................      9      10      10
       Non-affiliate................................     29      19      11
    Ceded-non-affiliate.............................    (27)    (28)    (27)
                                                     ------  ------  ------
           Interest credited to contractholder
             funds, net of reinsurance.............. $1,251  $1,289  $1,608
                                                     ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2013   2012
                    ($ in millions)           ------ ------
                    Annuities................ $1,648 $1,831
                    Life insurance...........  1,025  1,606
                    Long-term care insurance.     78  1,049
                    Other....................      3     84
                                              ------ ------
                       Total................. $2,754 $4,570
                                              ====== ======

   As of December 31, 2013 and 2012, approximately 92% and 95%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2013    2012    2011
         ($ in millions)                        ------  ------  ------
         Balance, beginning of year............ $1,834  $2,165  $2,526
         Acquisition costs deferred............    254     262     241
         Amortization charged to income........   (240)   (324)   (430)
         Effect of unrealized gains and losses.    226    (269)   (172)
         Classified as held for sale...........   (743)     --      --
                                                ------  ------  ------
         Balance, end of year.................. $1,331  $1,834  $2,165
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2013  2012  2011
            ($ in millions)                        ----  ----  ----
            Balance, beginning of year............ $ 41  $ 41  $ 86
            Sales inducements deferred............   24    22     7
            Amortization charged to income........   (7)  (14)  (23)
            Effect of unrealized gains and losses.   12    (8)  (29)
            Classified as held for sale...........  (28)   --    --
                                                   ----  ----  ----
            Balance, end of year.................. $ 42  $ 41  $ 41
                                                   ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, the liability balance included in other liabilities and accrued expenses was $27 million and $40 million, respectively. The related premium tax offsets included in other assets were $31 million and $32 million as of December 31, 2013 and 2012, respectively.

Guarantees

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2013. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2013     2012
    ($ in millions)                                        -------  -------
    Deferred assets
    Sale of subsidiary.................................... $   196  $    27
    Difference in tax bases of investments................      44       53
    Other assets..........................................       6        1
                                                           -------  -------
       Total deferred assets..............................     246       81
    Deferred liabilities
    Unrealized net capital gains..........................    (501)    (883)
    DAC...................................................    (470)    (444)
    Life and annuity reserves.............................    (273)    (193)
    Other liabilities.....................................     (94)     (85)
                                                           -------  -------
       Total deferred liabilities.........................  (1,338)  (1,605)
           Net deferred liability before
             classification as held for sale..............  (1,092)  (1,524)
           Deferred taxes classified as held for sale.....    (151)      --
                                                           -------  -------
           Net deferred liability......................... $  (941) $(1,524)
                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2013  2012  2011
                   ($ in millions)           ----  ----  ----
                   Current.................. $ 71  $(82) $ 29
                   Deferred.................  (52)  261   196
                                             ----  ----  ----
                   Total income tax expense. $ 19  $179  $225
                                             ====  ====  ====

   The Company received refunds of $11 million and $58 million in 2013 and 2012, respectively, and paid income taxes of $72 million in 2011. The Company had current income tax payable of $5 million as of December 31, 2013 and current income tax receivable of $77 million as of December 31, 2012.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2013    2012   2011
                                                        ------   -----  -----
 Statutory federal income tax rate - (benefit) expense.  (35.0)% 35.0 % 35.0 %
 Tax credits........................................... (181.8)   (3.8)  (1.4)
 Dividends received deduction..........................  (46.1)   (1.4)  (1.2)
 Adjustments to prior year tax liabilities.............  (14.1)   (0.3)  (0.2)
 Sale of subsidiary....................................  351.3      --     --
 State income taxes....................................   15.3      --    0.3
 Non-deductible expenses...............................    6.8     0.1     --
 Other.................................................    0.1      --     --
                                                        ------   -----  -----
    Effective income tax rate - expense................  96.5 %  29.6 % 32.5 %
                                                        ======   =====  =====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2013 and 2012 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $27 million, $48 million and $97 million of interest on debt in 2013, 2012 and 2011, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $447 million, $382 million and $(83) million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.88 billion and $3.38 billion as of December 31, 2013 and 2012, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2014 is $258 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled a deficit position of $504 million as of December 31, 2013. Therefore, ALIC is not able to pay dividends without prior IL DOI approval as of December 31, 2013. ALIC will be able to pay dividends without prior IL DOI approval when its unassigned surplus excluding unrealized appreciation from investments becomes positive.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's

"authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.88 billion and $554 million, respectively, as of December 31, 2013. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $51 million, $36 million and $22 million in 2013, 2012 and 2011, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $6 million and $5 million in 2013, 2012 and 2011, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                               2013                  2012                  2011
($ in millions)        --------------------  --------------------  --------------------
                         Pre-         After-  Pre-          After-  Pre-          After-
                         tax     Tax   tax    tax     Tax    tax    tax     Tax    tax
                       -------  ----  ------ ------  -----  ------ ------  -----  ------
Unrealized net
  holding gains
  and losses
  arising during
  the period, net
  of related offsets.. $(1,047) $367  $(680) $1,180  $(414)  $766  $1,001  $(350)  $651
Less:
  reclassification
  adjustment of
  realized capital
  gains and losses....      42   (15)    27     (84)    29    (55)    579   (203)   376
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Unrealized net
  capital gains and
  losses..............  (1,089)  382   (707)  1,264   (443)   821     422   (147)   275
Unrealized foreign
  currency translation
  adjustments.........       3    (1)     2      --     --     --      (2)     1     (1)
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Other comprehensive
  (loss) income....... $(1,086) $381  $(705) $1,264  $(443)  $821  $  420  $(146)  $274
                       =======  ====  =====  ======  =====   ====  ======  =====   ====

18. Quarterly Results (unaudited)

                   First Quarter Second Quarter Third Quarter Fourth Quarter
($ in millions)    ------------- -------------  ------------  -------------
                    2013   2012   2013    2012   2013    2012  2013    2012
                   ------ ------ ------  ------ ------   ---- ------  ------
Revenues.......... $1,049 $1,052 $1,087  $1,065 $1,016   $970 $1,076  $1,116
Net income (loss).    109     83    150      98   (394)   103     97     142

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 5, 2014

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013

                                                                 Amount at
                                               Cost/            which shown
                                             amortized  Fair      in the
                                               cost     value  Balance Sheet
($ in millions)                              --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:...................................
       United States government,
         government agencies and
         authorities........................  $   678  $   766    $   766
       States, municipalities and
         political subdivisions.............    3,135    3,304      3,304
       Foreign governments..................      715      792        792
       Public utilities.....................    4,810    5,143      5,143
       Convertibles and bonds with
         warrants attached..................      139      106        106
       All other corporate bonds............   15,448   16,067     16,067
   Asset-backed securities..................    1,011    1,007      1,007
   Residential mortgage-backed
     securities.............................      752      790        790
   Commercial mortgage-backed securities....      724      764        764
   Redeemable preferred stocks..............       15       17         17
                                              -------  -------    -------
       Total fixed maturities...............   27,427  $28,756     28,756
                                                       =======
Equity securities:
   Common stocks:...........................
       Public utilities.....................       34  $    34         34
       Banks, trusts and insurance
         companies..........................       19       20         20
       Industrial, miscellaneous and
         all other..........................      511      595        595
   Nonredeemable preferred stocks...........        1        1          1
                                              -------  -------    -------
       Total equity securities..............      565  $   650        650
                                                       =======
Mortgage loans on real estate...............    4,173  $ 4,300      4,173
                                                       =======
Real estate (includes $19 acquired in
  satisfaction of debt).....................       46                  46
Policy loans................................      623                 623
Derivative instruments......................      265  $   266        266
                                                       =======
Limited partnership interests...............    2,064               2,064
Other long-term investments.................      776                 776
Short-term investments......................      590  $   590        590
                                              -------  -------    -------
       Total investments....................  $36,529             $37,944
                                              =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                        Ceded to                      Percentage
                                          other    Assumed            of amount
                                Gross   companies from other   Net     assumed
                                amount    /(1)/   companies   amount    to net
($ in millions)                -------- --------- ---------- -------- ----------
Year ended December 31, 2013
Life insurance in force....... $512,105 $195,414   $28,060   $344,751     8.1%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,969 $    532   $   125   $  1,562     8.0%
   Accident and health
     insurance................      124       86        67        105    63.8%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,093 $    618   $   192   $  1,667    11.5%
                               ======== ========   =======   ========
Year ended December 31, 2012
Life insurance in force....... $505,436 $208,967   $28,211   $324,680     8.7%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,978 $    550   $    95   $  1,523     6.2%
   Accident and health
     insurance................      143      104        60         99    60.6%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,121 $    654   $   155   $  1,622     9.6%
                               ======== ========   =======   ========
Year ended December 31, 2011
Life insurance in force....... $504,176 $221,372   $22,108   $304,912     7.3%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  2,072 $    610   $    72   $  1,534     4.7%
   Accident and health
     insurance................      157      120        61         98    62.2%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,229 $    730   $   133   $  1,632     8.1%
                               ======== ========   =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2013, 2012 or 2011.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                             Additions
($ in millions)                          ------------------
                                Balance  Charged                       Balance
                                 as of   to costs                       as of
                               beginning   and      Other              end of
Description                    of period expenses additions Deductions period
-----------                    --------- -------- --------- ---------- -------
Year ended December 31, 2013
Allowance for estimated
  losses on mortgage loans....    $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated
  losses on mortgage loans....    $63      $ (5)     $--       $16       $42
Year ended December 31, 2011
Allowance for estimated
  losses on mortgage loans....    $84      $ 33      $--       $54       $63

                                    PART C
                               OTHER INFORMATION

24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b)EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2)     Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to
        Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement
        (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5,
        1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8)     Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
        No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File
        No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File
        No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File
        No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File
        No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File
        No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File
        No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File
        No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(99) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter. Filed herewith.

25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
Michael S. Downing                      Director and Senior Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

Harry R. Miller                         Director, Senior Vice President and
                                        Chief Risk Officer

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

D. Scott Harper                         Senior Vice President and Assistant
                                        Treasurer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Tracy M. Kirchoff                       Chief Compliance Officer

Errol Cramer                            Vice President and Appointed Actuary

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

Steven M. Miller                        Vice President

P. John Rugel                           Vice President

Elliot A. Stultz                        Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

Lisette S. Willemsen                    Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 20, 2014 (File No. 001-11840).

27.NUMBER OF CONTRACT OWNERS

(a)Variable Annuity II.

As of February 28, 2014 there were 2,707 qualified contract owners and 12,259 non-qualified contract owners.

(b)Variable Annuity 3.

As of February 28, 2014 there were 3,717 qualified contract owners and 4,086 non-qualified contract owners.

28.INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. LLC, is a principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley & Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                   Title
 ----                                   -----
 Colm Kelleher                          Director, Chairman, President, &
                                        Chief Executive Officer
 Mohit Assomull                         Director
 Thomas Wipf                            Director
 Helen Meates                           Director
 Sergio Lupetin                         Chief Financial Officer
 Kenneth Abbott                         Chief Risk Officer
 Graeme McEvoy                          Chief Operations Officer
 John H. Faulkner                       General Counsel
 Daniel Park                            Treasurer
 Rose-Ann Richter                       Chief Compliance Officer

The principal business address of each of the above-named individuals is as follows:

(1)1585 Broadway, New York, NY 10036

(c)Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2013.

                                (2)
    (1)                   Net Underwriting      (3)          (4)
Name of Principal          Discounts and   Compensation   Brokerage      (5)
Underwriter                 Commissions    on Redemption Commissions Compensation
-----------------         ---------------- ------------- ----------- ------------
Morgan Stanley & Co. LLC.       N/A             N/A      $9,530,700      N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley & Co. Incorporated., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None

32.UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2014.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2014.


*/DON CIVGIN            Director, President and Chief Executive Officer
----------------------- (Principal Executive Officer)
Don Civgin

*/THOMAS J. WILSON      Director and Chairman of the Board
-----------------------
Thomas J. Wilson

*/MICHAEL S. DOWNING    Director and Senior Vice President
-----------------------
Michael S. Downing

/s/ ANGELA K. FONTANA   Director, Vice President, General Counsel and
----------------------- Secretary
Angela K. Fontana

*/JUDITH P. GREFFIN     Director, Executive Vice President and Chief
----------------------- Investment Officer
Judith P. Greffin

*/WILFORD J. KAVANAUGH  Director and Senior Vice President
-----------------------
Wilford J. Kavanaugh

*/JESSE E. MERTEN       Director, Senior Vice President and Chief Financial
----------------------- Officer (Principal Financial Officer)
Jesse E. Merten

*/HARRY R. MILLER       Director, Senior Vice President and Chief Risk Officer
-----------------------
Harry R. Miller

*/SAMUEL H. PILCH       Director, Senior Group Vice President and Controller
----------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI      Director
-----------------------
John C. Pintozzi

*/STEVEN E. SHEBIK      Director
-----------------------
Steven E. Shebik

*/MATTHEW E. WINTER     Director
-----------------------
Matthew E. Winter

*/ By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No. Description
----------- ------------------------------------------------------------------

     10     Consent of Independent Registered Public Accounting Firm

     99 Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter.